UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2652

Name of Registrant: Vanguard Index Funds

Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2007–December 31, 2007

Item 1: Reports to Shareholders

>  For the year ended December 31, 2007, Vanguard 500 Index Fund returned 5.4% for the Investor Shares and 5.5% for the Admiral and Signal Shares, closely tracking the fund’s benchmark.

>  U.S. equity markets rode out a roller-coaster year to post modest gains for 2007.

>  The fund enjoyed solid returns from all sectors except financials and consumer discretionary, which plummeted in the second half of the year.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Fund Profile	7
Performance Summary	9
Financial Statements	11
Your Fund’s After-Tax Returns	35
About Your Fund’s Expenses	36
Glossary	38

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2007
	Ticker	Total
	Symbol	Returns
Vanguard 500 Index Fund
Investor Shares	VFINX	5.4%
Admiral™ Shares[1]	VFIAX	5.5
Signal™ Shares[2]	VIFSX	5.5
S&P 500 Index		5.5
Average Large-Cap Core Fund[3]		5.7

Your Fund’s Performance at a Glance
December 31, 2006–December 31, 2007
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard 500 Index Fund
Investor Shares	$130.59	$135.15	$2.490	$0.000
Admiral Shares	130.59	135.15	2.599	0.000
Signal Shares	107.86	111.64	2.133	0.000

1  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2  Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3  Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

For the fiscal year ended December 31, 2007, Vanguard 500 Index Fund delivered a 5.4% return for Investor Shares and 5.5% returns for both Admiral and Signal Shares. The fund fulfilled its objective of closely matching its unmanaged benchmark, the Standard & Poor’s 500 Index, but its return fell slightly short of the average return of competing large-capitalization core funds.

The fund made no capital gains distributions during the year, a benefit to shareholders who hold the fund in taxable accounts. If you own the fund in a taxable account, you may wish to review the report on the fund’s after-tax returns on page 26.

Stocks traced a jagged path to positive returns

The broad U.S. stock market returned 5.7% in 2007, a fairly tame result that masked a year of ups and downs for equities. The gains in the first half of the year were largely surrendered in July and August as the subprime mortgage crisis reverberated beyond housing and financial-related companies, creating fears of a broader economic slowdown. The markets moved higher but remained volatile throughout the rest of the year as investors reacted to mixed economic data, a weakening U.S. dollar, and crude oil prices that surged to nearly $100 per barrel by year-end.

Against this backdrop, many investors sought stability in large-capitalization stocks, which outperformed small-caps for the year; meanwhile, growth stocks outpaced their value-oriented counterparts.

For U.S.-based investors, international stocks posted stronger results than U.S. equities for the sixth consecutive year, with much of the outperformance arriving compliments of the weak U.S. dollar. Emerging markets led the way, followed by developed economies in Europe and the Pacific region.

Risk aversion set the tone in the bond market

During the first half of 2007, the bond market was characterized by tight credit spreads, reflecting investors’ willingness to take on greater levels of risk to earn higher yields. That sentiment changed in the midsummer fallout from the subprime lending crisis. Investors grew wary of risk, and showed a preference for higher-quality corporate and government bonds.

This shift drove up prices for high-quality issues, and as the bonds’ prices rose, their yields fell. The yield of the benchmark 10-year U.S. Treasury note, for example, fell a full percentage point in the last half of the year (from 5.03% on June 30 to 4.03% at year-end). The Federal Reserve Board lowered its target for the federal funds rate three times in the final four months of 2007, pushing yields even lower on the shorter end of the maturity spectrum.

2

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2007
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	5.8%	9.1%	13.4%
Russell 2000 Index (Small-caps)	–1.6	6.8	16.2
Dow Jones Wilshire 5000 Index (Entire market)	5.7	9.2	14.1
MSCI All Country World Index ex USA (International)	17.1	20.4	24.5

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	7.0%	4.6%	4.4%
Lehman Municipal Bond Index	3.4	3.9	4.3
Citigroup 3-Month Treasury Bill Index	4.7	4.2	2.9

CPI
Consumer Price Index	4.1%	3.3%	3.0%

3

The broad taxable bond market returned 7.0%, outpacing the stock market for the first calendar year since 2002. Tax-exempt municipal bonds returned 3.4%.

Fund advances yet again, despite weak second half

The 500 Index Fund delivered a 5.4% return in 2007—its fifth consecutive annual gain—despite a tumultuous second half that included a decline of about –3.4 percentage points in the fourth quarter, with much wider swings throughout.

The fund closely tracked its benchmark, the S&P 500 Index, throughout 2007. U.S. stocks were mostly flat through the beginning of the year as jittery investors watched China’s volatile stock market plunge in the first quarter, but gained momentum in the spring, peaking at a 7-year high in May. The fund returned 6.9% for the first six months of the year, but by August, the downturn in the U.S. housing market, increasing global inflationary pressures, and the mortgage and credit market crises sent financial markets into turmoil. During the six months ended December 31, all three share classes of the fund fell –1.4%.

Not surprisingly, the fund’s biggest losses were reported by the sizable financials sector, which fell nearly –19% for the year. Big banks such as Citigroup and Bank of America, which rank among the S&P 500 Index’s top holdings, lost billions as a result of the subprime mortgage debacle.

Expense Ratios[1]
Your fund compared with its peer group
				Average
	Investor	Admiral	Signal	Large-Cap
	Shares	Shares	Shares	Core Fund
500 Index Fund	0.15%	0.07%	0.07%	1.35%

1  Fund expense ratios reflect the 12 months ended December 31, 2007. Peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2006.

4

E*TRADE Financial, the online discount brokerage firm, and Countrywide Financial lost –84% and –78% of their value, respectively, making them the fund’s worst performers for the year. Consumer discretionary, the fund’s second-weakest sector in the period, declined –13% for the year. Its performance was dampened by stocks of media firms, homebuilders, and retailers of household and specialty products.

Despite these formidable headwinds, the 500 Index Fund generated a positive return for the 12 months as a result of impressive gains in eight of its ten industry sectors, led by energy and information technology. The fund’s energy stocks soared 34% for the year on strong performances from large oil and gas companies, which benefited from persistently high—and rising—crude oil prices. For their part, the fund’s information technology holdings advanced 16% for the year, as companies such as Apple capitalized on solid global economic growth and new product releases. The consumer staples and industrials sectors also contributed to the fund’s gains for the period.

The index’s three smallest sectors by weighting—materials, utilities, and telecommunication services—each far outpaced the index’s overall return and posted double-digit gains for the year. Materials led the pack with a 22% result, the second-highest performance after the energy sector.

Total Returns
Ten Years Ended December 31, 2007
Average
Annual Return
500 Index Fund Investor Shares	5.8%
S&P 500 Index	5.9
Average Large-Cap Core Fund[1]	4.6

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1  Derived from data provided by Lipper Inc.

5

The fund has consistently tracked its index

Over the past ten years, the Investor Shares of Vanguard 500 Index Fund produced an average annual return of 5.8%, outpacing the average result of competing large-cap core funds (most of which are actively managed) by 1.2 percentage points. A hypothetical initial investment of $10,000 in the 500 Index Fund a decade ago would now be worth $17,625, about $1,900 more than the same investment compounded at the peer group’s average return.

The fund’s success in tightly tracking its unmanaged benchmark, which has no costs or operating expenses, is a credit to the expertise of the fund’s advisor—Vanguard Quantitative Equity Group. The advisor’s ability to track the performance of the fund’s target index closely, even in turbulent markets such as those of the past 12 months, is a tribute to the group’s success in developing sophisticated portfolio construction and trading methodologies. The task is made easier by the fund’s very low operating costs.

Maintaining a long-term outlook in volatile markets is key

The crises in the mortgage and credit markets sent shock waves throughout the broader U.S. stock market in 2007. Vanguard 500 Index Fund nevertheless recorded its fifth consecutive year of positive returns, even as some of its major holdings were hit hard.

Can we expect another gain in the year ahead? Although there is no shortage of willing forecasters, short-term performance is impossible to predict accurately. Vanguard has always counseled investors to keep a long-term perspective, and to not be distracted by the market’s short-term ups and downs. An effective response to short-term uncertainty is to hold a diversified mix of stocks, bonds, and short-term reserves that can help shield your portfolio from the worst of the market’s occasional downturns while allowing you to participate in its long-term potential for growth.

The 500 Index Fund can play a valuable role in such a portfolio by providing low-cost, broadly diversified exposure to the largest companies in the U.S. stock market.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

January 11, 2008

6

Fund Profile

As of December 31, 2007

Portfolio Characteristics
		Target
	Fund	Index[1]
Number of Stocks	508	500
Median Market Cap	$55.7B	$55.7B
Price/Earnings Ratio	16.9x	16.9x
Price/Book Ratio	2.8x	2.8x
Yield		2.0%
Investor Shares	1.9%
Admiral Shares	2.0%
Signal Shares	1.9%
Return on Equity	20.4%	20.4%
Earnings Growth Rate	21.0%	21.0%
Foreign Holdings	0.0%	0.0%
Turnover Rate	5.1%	—
Expense Ratio		—
Investor Shares	0.15%
Admiral Shares	0.07%
Signal Shares	0.07%
Short-Term Reserves	0.0%	—

Sector Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Consumer Discretionary	8.5%	8.5%
Consumer Staples	10.2	10.2
Energy	12.9	12.9
Financials	17.7	17.7
Health Care	12.0	12.0
Industrials	11.5	11.5
Information Technology	16.7	16.7
Materials	3.3	3.3
Telecommunication Services	3.6	3.6
Utilities	3.6	3.6

Volatility Measures[2]
Fund Versus
Target Index[1]
R-Squared	1.00
Beta	1.00

7

Ten Largest Holdings[3] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	4.0%
General Electric Co.	industrial
	conglomerates	2.9
Microsoft Corp.	systems software	2.2
AT&T Inc.	integrated
	telecommunication
	services	2.0
The Procter & Gamble Co.	household products	1.8
Chevron Corp.	integrated oil
	and gas	1.5
Johnson & Johnson	pharmaceuticals	1.5
Bank of America Corp.	diversified financial
	services	1.4
Apple Inc.	computer hardware	1.3
Cisco Systems, Inc.	communications
	equipment	1.3
Top Ten		19.9%

Investment Focus

1  S&P 500 Index.

2  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 38.

3  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

8

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1997–December 31, 2007

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended December 31, 2007			of a $10,000
	One Year	Five Years	Ten Years	Investment
500 Index Fund Investor Shares[1]	5.39%	12.69%	5.83%	$17,625
Dow Jones Wilshire 5000 Index	5.73	14.07	6.34	18,492
S&P 500 Index	5.49	12.83	5.91	17,756
Average Large-Cap Core Fund[2]	5.73	11.24	4.62	15,702

				Final Value of
			Since	a $100,000
	One Year	Five Years	Inception[3]	Investment
500 Index Fund Admiral Shares	5.47%	12.78%	2.88%	$122,480
Dow Jones Wilshire 5000 Index	5.73	14.07	4.03	132,547
S&P 500 Index	5.49	12.83	2.93	122,834

			Final Value of
		Since	a $1,000,000
	One Year	Inception[3]	Investment
500 Index Fund Signal Shares	5.47%	9.86%	$1,125,180
Dow Jones Wilshire 5000 Index	5.73	10.60	1,134,723
S&P 500 Index	5.49	9.89	1,125,601

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Derived from data provided by Lipper Inc.

3  Performance for the fund and its compative standards is calculated since the following inception dates: November 13, 2000, for the Admiral Shares; and September 29, 2006, for the Signal Shares.

9

Fiscal-Year Total Returns (%): December 31, 1997–December 31, 2007

Note: See Financial Highlights tables on pages 28-30 for dividend and capital gains information.

10

Financial Statements

Statement of Net Assets

As of December 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)[1]
Consumer Discretionary (8.5%)
	McDonald’s Corp.	11,201,716	659,893
	The Walt Disney Co.	18,033,415	582,119
	Time Warner, Inc.	34,244,303	565,373
*	Comcast Corp. Class A	28,954,885	528,716
	News Corp., Class A	21,914,467	449,027
	Home Depot, Inc.	15,994,696	430,897
	Target Corp.	7,874,497	393,725
	Lowe’s Cos., Inc.	13,862,109	313,561
*	Viacom Inc. Class B	6,147,928	270,017
*	Amazon.com, Inc.	2,911,770	269,746
	NIKE, Inc. Class B	3,639,686	233,813
	Johnson Controls, Inc.	5,625,740	202,752
	Yum! Brands, Inc.	4,818,454	184,402
	Carnival Corp.	4,138,153	184,106
	Best Buy Co., Inc.	3,316,597	174,619
	CBS Corp.	6,396,698	174,310
	Clear Channel
	Communications, Inc.	4,702,392	162,327
	Harrah’s Entertainment, Inc.	1,776,501	157,664
*	DIRECTV Group, Inc.	6,780,259	156,760
	Staples, Inc.	6,698,990	154,546
	Omnicom Group Inc.	3,098,239	147,259
*	Starbucks Corp.	6,917,512	141,601
	The McGraw-Hill Cos., Inc.	3,115,874	136,506
*	Kohl’s Corp.	2,970,744	136,060
*	Ford Motor Co.	19,985,487	134,502
	General Motors Corp.	5,338,599	132,878
	International Game
	Technology	2,978,467	130,844
	TJX Cos., Inc.	4,150,194	119,235
	Harley-Davidson, Inc.	2,293,004	107,106
*	Coach, Inc.	3,491,807	106,779
	Macy’s Inc.	4,094,183	105,917
	Fortune Brands, Inc.	1,445,606	104,604
	Marriott International, Inc.
	Class A	2,968,590	101,466
	The Gap, Inc.	4,422,989	94,121

11

			Market
			Value•
		Shares	($000)
	J.C. Penney Co., Inc.
	(Holding Co.)	2,101,284	92,435
*	Apollo Group, Inc. Class A	1,296,197	90,928
	Gannett Co., Inc.	2,205,069	85,998
	Starwood Hotels &
	Resorts Worldwide, Inc.	1,880,541	82,800
*	GameStop Corp. Class A	1,212,133	75,286
*	Bed Bath & Beyond, Inc.	2,514,879	73,912
	Genuine Parts Co.	1,590,646	73,647
*^	Sears Holdings Corp.	693,187	70,740
	Newell Rubbermaid, Inc.	2,620,709	67,824
	Mattel, Inc.	3,464,555	65,965
	Nordstrom, Inc.	1,785,173	65,569
	Abercrombie & Fitch Co.	818,110	65,424
*	The Goodyear Tire &
	Rubber Co.	2,275,094	64,203
*	Expedia, Inc.	1,972,397	62,367
	Whirlpool Corp.	733,131	59,845
	Tiffany & Co.	1,284,626	59,131
	Eastman Kodak Co.	2,703,059	59,116
	VF Corp.	837,173	57,480
	Sherwin-Williams Co.	990,113	57,466
	H & R Block, Inc.	3,034,344	56,348
	Limited Brands, Inc.	2,951,370	55,869
*	AutoZone Inc.	419,125	50,257
*	IAC/InterActiveCorp	1,750,808	47,132
	Harman International
	Industries, Inc.	571,009	42,089
	Black & Decker Corp.	593,808	41,359
	Wyndham Worldwide Corp.	1,687,587	39,760
	Washington Post Co.
	Class B	48,741	38,575
	E.W. Scripps Co. Class A	847,649	38,153
	The Stanley Works	784,608	38,038
	Darden Restaurants Inc.	1,330,037	36,855
*	Office Depot, Inc.	2,598,026	36,139
*	Interpublic Group
	of Cos., Inc.	4,411,364	35,776
	Hasbro, Inc.	1,388,802	35,526
	Polo Ralph Lauren Corp.	559,603	34,578
	D. R. Horton, Inc.	2,571,785	33,870
	Centex Corp.	1,123,966	28,391
	Leggett & Platt, Inc.	1,613,541	28,140
	Snap-On Inc.	545,423	26,311
	Family Dollar Stores, Inc.	1,333,931	25,651
	^New York Times Co.
	Class A	1,352,766	23,714
	Lennar Corp. Class A	1,310,159	23,439
	Wendy’s International, Inc.	820,964	21,214
	Pulte Homes, Inc.	1,999,185	21,071
	RadioShack Corp.	1,242,359	20,946
*	AutoNation, Inc.	1,303,708	20,416

12

			Market
			Value•
		Shares	($000)
	Meredith Corp.	364,677	20,050
	Liz Claiborne, Inc.	943,598	19,202
	KB Home	719,609	15,544
	OfficeMax, Inc.	708,931	14,647
	Brunswick Corp.	849,332	14,481
*	Big Lots Inc.	858,540	13,728
	Jones Apparel Group, Inc.	805,038	12,873
	^Dillard’s Inc.	544,675	10,229
	Circuit City Stores, Inc.	1,591,710	6,685
*	Viacom Inc. Class A	71,693	3,153
*	Comcast Corp. Special
	Class A	150,777	2,732
	CBS Corp. Class A	71,693	1,948
	News Corp., Class B	9,800	208
			10,312,484
Consumer Staples (10.2%)
	The Procter & Gamble Co.	29,413,155	2,159,514
	Altria Group, Inc.	19,948,696	1,507,722
	PepsiCo, Inc.	15,245,314	1,157,119
	The Coca-Cola Co.	18,822,755	1,155,152
	Wal-Mart Stores, Inc.	22,385,263	1,063,972
	CVS/Caremark Corp.	13,991,927	556,179
	Kraft Foods Inc.	14,663,820	478,480
	Colgate-Palmolive Co.	4,831,307	376,649
	Anheuser-Busch Cos., Inc.	6,955,064	364,028
	Walgreen Co.	9,398,258	357,886
	Costco Wholesale Corp.	4,111,125	286,792
	Archer-Daniels-Midland Co.	6,093,129	282,904
	Kimberly-Clark Corp.	4,010,132	278,063
	General Mills, Inc.	3,198,751	182,329
	Sysco Corp.	5,761,798	179,826
	The Kroger Co.	6,453,293	172,367
	Avon Products, Inc.	4,063,599	160,634
	Safeway, Inc.	4,189,882	143,336
	H.J. Heinz Co.	3,003,611	140,209
	Kellogg Co.	2,505,723	131,375
	Sara Lee Corp.	6,863,639	110,230
	ConAgra Foods, Inc.	4,625,122	110,032
	Reynolds American Inc.	1,624,945	107,181
	Wm. Wrigley Jr. Co.	1,652,741	96,768
	The Clorox Co.	1,300,819	84,774
	UST, Inc.	1,487,595	81,520
	Campbell Soup Co.	2,108,680	75,343
	SuperValu Inc.	1,982,184	74,372
	Coca-Cola Enterprises, Inc.	2,691,973	70,072
	Molson Coors Brewing Co.
	Class B	1,287,545	66,463
	The Hershey Co.	1,593,661	62,790
	Brown-Forman Corp.
	Class B	816,737	60,528

13

			Market
			Value•
		Shares	($000)
^	Whole Foods Market, Inc.	1,320,170	53,863
	The Pepsi Bottling
	Group, Inc.	1,313,435	51,828
	The Estee Lauder Cos. Inc.
	Class A	1,082,309	47,199
	McCormick & Co., Inc.	1,210,676	45,897
*	Constellation Brands, Inc.
	Class A	1,817,525	42,966
	Tyson Foods, Inc.	2,597,879	39,825
	Dean Foods Co.	1,223,115	31,630
	Wm. Wrigley Jr. Co.
	Class B	415,980	24,543
			12,472,360
Energy (12.9%)
	ExxonMobil Corp.	51,745,391	4,848,026
	Chevron Corp.	19,997,162	1,866,335
	ConocoPhillips Co.	15,149,143	1,337,669
	Schlumberger Ltd.	11,325,845	1,114,123
	Occidental
	Petroleum Corp.	7,850,044	604,375
*	Transocean, Inc.	3,013,913	431,442
	Marathon Oil Corp.	6,729,097	409,533
	Devon Energy Corp.	4,217,183	374,950
	Valero Energy Corp.	5,214,707	365,186
	Apache Corp.	3,135,325	337,173
	Halliburton Co.	8,351,227	316,595
	Anadarko Petroleum Corp.	4,419,989	290,349
	Hess Corp.	2,634,037	265,669
*	National Oilwell Varco Inc.	3,380,262	248,314
	Baker Hughes, Inc.	3,011,864	244,262
	XTO Energy, Inc.	4,582,915	235,379
*	Weatherford
	International Ltd.	3,195,304	219,198
	EOG Resources, Inc.	2,330,477	207,995
	Williams Cos., Inc.	5,623,006	201,191
	Chesapeake Energy Corp.	4,301,817	168,631
	Spectra Energy Corp.	5,988,349	154,619
	Peabody Energy Corp.	2,507,456	154,560
	Murphy Oil Corp.	1,777,601	150,812
	Noble Corp.	2,534,261	143,211
	Smith International, Inc.	1,897,096	140,101
	Noble Energy, Inc.	1,625,732	129,278
	CONSOL Energy, Inc.	1,711,625	122,415
	El Paso Corp.	6,652,260	114,685
	ENSCO International, Inc.	1,375,701	82,019
	Sunoco, Inc.	1,116,538	80,882
*	Nabors Industries, Inc.	2,689,714	73,671

14

		Market
		Value•
	Shares	($000)
Range Resources Corp.	1,408,076	72,319
BJ Services Co.	2,756,251	66,867
Tesoro Corp.	1,290,592	61,561
Rowan Cos., Inc.	1,041,015	41,078
		15,674,473
Financials (17.7%)
Bank of America Corp.	42,034,749	1,734,354
American International
Group, Inc.	24,020,376	1,400,388
Citigroup, Inc.	47,281,518	1,391,968
JPMorgan Chase & Co.	31,813,070	1,388,641
Wells Fargo & Co.	31,958,255	964,820
The Goldman Sachs
Group, Inc.	3,766,329	809,949
Wachovia Corp.	18,709,040	711,505
American Express Co.	11,075,468	576,146
Morgan Stanley	10,050,702	533,793
Bank of New York
Mellon Corp.	10,787,694	526,008
U.S. Bancorp	16,352,940	519,042
Merrill Lynch & Co., Inc.	8,109,959	435,343
MetLife, Inc.	7,019,074	432,515
Prudential Financial, Inc.	4,302,791	400,332
Fannie Mae	9,270,709	370,643
CME Group, Inc.	518,718	355,841
The Travelers Cos., Inc.	6,112,590	328,857
Lehman Brothers
Holdings, Inc.	5,023,517	328,739
State Street Corp.	3,657,657	297,002
AFLAC Inc.	4,623,294	289,557
The Allstate Corp.	5,409,005	282,512
The Hartford Financial
Services Group Inc.	2,974,444	259,342
Charles Schwab Corp.	8,874,336	226,739
NYSE Euronext	2,510,497	220,346
PNC Financial
Services Group	3,311,721	217,414
Freddie Mac	6,267,467	213,533
Loews Corp.	4,169,398	209,887
SunTrust Banks, Inc.	3,308,721	206,762
The Chubb Corp.	3,635,850	198,445
ACE Ltd.	3,122,419	192,903
Simon Property
Group, Inc. REIT	2,112,669	183,506
Franklin Resources Corp.	1,533,259	175,451
Capital One Financial Corp.	3,690,594	174,417
The Principal
Financial Group, Inc.	2,478,261	170,603
BB&T Corp.	5,212,735	159,875
Regions Financial Corp.	6,583,125	155,691
ProLogis REIT	2,438,937	154,580
T. Rowe Price Group Inc.	2,495,943	151,953

15

			Market
			Value•
		Shares	($000)
	Lincoln National Corp.	2,551,575	148,553
	Northern Trust Corp.	1,808,372	138,485
	Aon Corp.	2,780,723	132,613
	Marsh &
	McLennan Cos., Inc.	4,926,273	130,398
	Progressive Corp. of Ohio	6,629,530	127,022
*	Intercontinental
	Exchange Inc.	658,767	126,813
	Fifth Third Bancorp	5,044,594	126,771
	Ameriprise Financial, Inc.	2,199,535	121,216
	Washington Mutual, Inc.	8,233,502	112,058
	Vornado Realty Trust REIT	1,263,391	111,115
	Genworth Financial Inc.	4,162,099	105,925
	Boston Properties, Inc.
	REIT	1,132,643	103,988
	National City Corp.	5,980,559	98,440
	SLM Corp.	4,885,786	98,400
	Bear Stearns Co., Inc.	1,096,625	96,777
	General Growth
	Properties Inc. REIT	2,316,988	95,414
	Equity Residential REIT	2,574,075	93,877
	Legg Mason Inc.	1,275,265	93,286
	Kimco Realty Corp. REIT	2,382,282	86,715
	KeyCorp	3,686,508	86,449
	Public Storage, Inc. REIT	1,175,585	86,300
	XL Capital Ltd. Class A	1,692,729	85,161
	Host Hotels & Resorts Inc.
	REIT	4,905,669	83,593
	Unum Group	3,391,746	80,690
	Leucadia National Corp.	1,605,904	75,638
	Plum Creek
	Timber Co. Inc. REIT	1,636,003	75,322
	Synovus Financial Corp.	3,119,325	75,113
	Hudson City Bancorp, Inc.	4,942,208	74,232
	Moody’s Corp.	2,036,695	72,710
	Commerce Bancorp, Inc.	1,850,312	70,571
	Avalonbay
	Communities, Inc. REIT	748,321	70,447
	Discover Financial Services	4,506,985	67,965
	Marshall & Ilsley Corp.	2,443,613	64,707
	Comerica, Inc.	1,434,092	62,426
	Cincinnati Financial Corp.	1,576,414	62,331
	Assurant, Inc.	904,800	60,531
	^American Capital
	Strategies, Ltd.	1,820,826	60,014
	M & T Bank Corp.	711,947	58,074
	Torchmark Corp.	875,363	52,986
	Huntington
	Bancshares Inc.	3,435,644	50,710
	Safeco Corp.	892,985	49,721

16

			Market
			Value•
		Shares	($000)
^	Countrywide
	Financial Corp.	5,441,516	48,647
	Janus Capital Group Inc.	1,456,874	47,858
	Zions Bancorp	1,023,416	47,783
	Developers Diversified
	Realty Corp. REIT	1,163,909	44,566
	CIT Group Inc.	1,802,422	43,312
*	CB Richard Ellis Group, Inc.	1,862,211	40,131
	Sovereign Bancorp, Inc.	3,393,502	38,686
	Federated Investors, Inc.	819,516	33,731
	Apartment Investment &
	Management Co.
	Class A REIT	912,469	31,690
^	Ambac Financial Group, Inc.	958,057	24,689
	MBIA, Inc.	1,195,323	22,269
^	First Horizon
	National Corp.	1,183,177	21,475
	^MGIC Investment Corp.	781,766	17,535
*	E*TRADE Financial Corp.	4,010,469	14,237
			21,499,568
Health Care (12.0%)
	Johnson & Johnson	27,103,239	1,807,786
	Pfizer Inc.	64,684,278	1,470,274
	Merck & Co., Inc.	20,614,020	1,197,881
	Abbott Laboratories	14,635,060	821,759
	UnitedHealth Group Inc.	12,237,861	712,244
	Wyeth	12,686,876	560,633
	Medtronic, Inc.	10,711,754	538,480
	Eli Lilly & Co.	9,346,293	498,999
	Bristol-Myers Squibb Co.	18,738,178	496,936
*	Amgen, Inc.	10,300,928	478,375
*	WellPoint Inc.	5,414,855	475,045
	Schering-Plough Corp.	15,351,188	408,956
*	Gilead Sciences, Inc.	8,821,573	405,881
	Baxter International, Inc.	6,009,553	348,855
	Aetna Inc.	4,742,563	273,788
*	Medco Health
	Solutions, Inc.	2,534,924	257,041
*	Thermo Fisher
	Scientific, Inc.	3,997,304	230,564
	Covidien Ltd.	4,716,933	208,913
	Cardinal Health, Inc.	3,429,501	198,054
	Becton, Dickinson & Co.	2,310,655	193,125
*	Genzyme Corp.	2,519,795	187,574
	Allergan, Inc.	2,904,351	186,576
	McKesson Corp.	2,741,612	179,603
*	Express Scripts Inc.	2,387,077	174,257
*	Celgene Corp.	3,655,535	168,922
	Stryker Corp.	2,254,808	168,479
*	Biogen Idec Inc.	2,778,466	158,150
*	Boston Scientific Corp.	12,707,063	147,783

17

			Market
			Value•
		Shares	($000)
*	Zimmer Holdings, Inc.	2,226,291	147,269
	CIGNA Corp.	2,643,889	142,056
*	St. Jude Medical, Inc.	3,242,321	131,768
*	Humana Inc.	1,609,059	121,178
*	Forest Laboratories, Inc.	2,958,036	107,820
	C.R. Bard, Inc.	965,343	91,515
*	Coventry Health Care Inc.	1,468,876	87,031
*	Laboratory Corp. of
	America Holdings	1,092,689	82,531
	Quest Diagnostics, Inc.	1,486,264	78,623
*	Waters Corp.	948,117	74,968
	AmerisourceBergen Corp.	1,586,054	71,166
*	Hospira, Inc.	1,496,300	63,802
*	Varian Medical
	Systems, Inc.	1,185,799	61,851
	Applera Corp.–Applied
	Biosystems Group	1,597,088	54,173
*	Barr Pharmaceuticals Inc.	1,012,331	53,755
*	Patterson Cos.	1,308,955	44,439
	IMS Health, Inc.	1,846,263	42,538
	^Mylan Inc.	2,854,370	40,132
*	Millipore Corp.	507,916	37,169
	PerkinElmer, Inc.	1,126,625	29,315
*	Watson
	Pharmaceuticals, Inc.	964,058	26,165
*	King Pharmaceuticals, Inc.	2,292,527	23,475
*	Tenet Healthcare Corp.	4,451,010	22,611
			14,590,283
Industrials (11.5%)
	General Electric Co.	95,714,779	3,548,147
	United Technologies Corp.	9,361,975	716,566
	United Parcel Service, Inc.	9,952,320	703,828
	The Boeing Co.	7,340,517	642,002
	3M Co.	6,757,070	569,756
	Caterpillar, Inc.	6,027,385	437,347
	Honeywell International Inc.	7,077,657	435,771
	Emerson Electric Co.	7,461,038	422,742
	Deere & Co.	4,205,706	391,635
	Lockheed Martin Corp.	3,289,108	346,212
	General Dynamics Corp.	3,810,776	339,121
	Union Pacific Corp.	2,489,034	312,672
	FedEx Corp.	2,931,092	261,365
	Northrop Grumman Corp.	3,206,878	252,189
	Raytheon Co.	4,068,821	246,977
	Burlington Northern
	Santa Fe Corp.	2,822,609	234,926
	Danaher Corp.	2,398,435	210,439
	Illinois Tool Works, Inc.	3,916,501	209,689
	PACCAR, Inc.	3,489,403	190,103
	Tyco International, Ltd.	4,694,806	186,149
	Norfolk Southern Corp.	3,668,589	185,044

18

			Market
			Value•
		Shares	($000)
	Precision Castparts Corp.	1,308,570	181,499
	CSX Corp.	3,983,044	175,174
	Textron, Inc.	2,357,533	168,092
	Waste Management, Inc.	4,814,463	157,289
	Eaton Corp.	1,387,468	134,515
	L-3 Communications
	Holdings, Inc.	1,190,305	126,101
	Cummins Inc.	969,855	123,530
	Fluor Corp.	833,518	121,460
	Parker Hannifin Corp.	1,597,532	120,310
	Ingersoll-Rand Co.	2,587,050	120,220
	ITT Industries, Inc.	1,707,469	112,761
	Rockwell Collins, Inc.	1,547,154	111,349
*	Jacobs Engineering
	Group Inc.	1,147,473	109,710
	Rockwell Automation, Inc.	1,417,110	97,724
	Cooper Industries, Inc.
	Class A	1,710,016	90,426
	Expeditors International
	of Washington, Inc.	2,010,112	89,812
	C.H. Robinson
	Worldwide Inc.	1,610,084	87,138
	Dover Corp.	1,887,057	86,974
	Southwest Airlines Co.	6,970,809	85,044
	Goodrich Corp.	1,176,037	83,040
	Pitney Bowes, Inc.	2,054,120	78,139
	R.R. Donnelley & Sons Co.	2,037,906	76,911
	Trane, Inc.	1,618,586	75,604
	Masco Corp.	3,468,047	74,944
*	Terex Corp.	968,789	63,523
	The Manitowoc Co., Inc.	1,232,931	60,204
	W.W. Grainger, Inc.	635,999	55,663
	Avery Dennison Corp.	1,005,677	53,442
	Pall Corp.	1,150,112	46,373
	Equifax, Inc.	1,244,913	45,265
	Cintas Corp.	1,267,028	42,597
	Robert Half
	International, Inc.	1,527,651	41,308
*	Monster Worldwide Inc.	1,212,335	39,280
*	Allied Waste
	Industries, Inc.	2,723,431	30,012
	Ryder System, Inc.	551,330	25,918
*	Raytheon Co.
	Warrants Exp. 6/16/11	60,569	1,526
			14,035,557
Information Technology (16.7%)
	Microsoft Corp.	76,199,741	2,712,711
*	Apple Inc.	8,292,127	1,642,505
*	Cisco Systems, Inc.	57,459,503	1,555,429
*	Google Inc.	2,192,530	1,516,091

19

			Market
			Value•
		Shares	($000)
	Intel Corp.	55,376,275	1,476,331
	International Business
	Machines Corp.	13,050,451	1,410,754
	Hewlett-Packard Co.	24,416,513	1,232,546
*	Oracle Corp.	37,347,519	843,307
	QUALCOMM Inc.	15,498,907	609,882
*	Dell Inc.	21,224,086	520,202
	Texas Instruments, Inc.	13,251,758	442,609
*	EMC Corp.	19,886,310	368,493
	Corning, Inc.	14,935,287	358,298
*	eBay Inc.	10,774,515	357,606
	Motorola, Inc.	21,650,147	347,268
*	Yahoo! Inc.	12,657,280	294,408
*	Adobe Systems, Inc.	5,435,947	232,278
	Applied Materials, Inc.	13,055,988	231,874
	Automatic Data
	Processing, Inc.	4,991,016	222,250
*	MEMC Electronic
	Materials, Inc.	2,170,582	192,075
*	NVIDIA Corp.	5,263,383	179,060
	Tyco Electronics Ltd.	4,695,577	174,347
*	Electronic Arts Inc.	2,983,988	174,295
	Western Union Co.	7,114,109	172,731
*	Juniper Networks, Inc.	4,940,013	164,008
	Xerox Corp.	8,768,904	141,969
*	Sun Microsystems, Inc.	7,824,819	141,864
*	Agilent Technologies, Inc.	3,650,518	134,120
*	Symantec Corp.	8,213,888	132,572
*	Broadcom Corp.	4,468,214	116,799
	Paychex, Inc.	3,167,004	114,709
*	Autodesk, Inc.	2,192,837	109,116
	Electronic Data
	Systems Corp.	4,863,220	100,815
*	Intuit, Inc.	3,159,663	99,877
*	Cognizant Technology
	Solutions Corp.	2,757,458	93,588
	CA, Inc.	3,721,452	92,850
	Analog Devices, Inc.	2,880,787	91,321
*	Fiserv, Inc.	1,561,546	86,650
	KLA-Tencor Corp.	1,720,129	82,841
*	Network Appliance, Inc.	3,268,587	81,584
*	Computer Sciences Corp.	1,637,870	81,025
*	VeriSign, Inc.	2,086,480	78,473
*	SanDisk Corp.	2,144,276	71,126
*	Citrix Systems, Inc.	1,791,277	68,086
	Linear Technology Corp.	2,122,349	67,554
	Fidelity National
	Information Services, Inc.	1,604,434	66,728
*	BMC Software, Inc.	1,859,476	66,272
	Microchip Technology, Inc.	2,032,125	63,849

20

			Market
			Value•
		Shares	($000)
	Altera Corp.	3,171,435	61,272
	Xilinx, Inc.	2,798,992	61,214
*	Akamai Technologies, Inc.	1,578,065	54,601
*	Micron Technology, Inc.	7,107,054	51,526
	National
	Semiconductor Corp.	2,228,650	50,457
*	Teradata Corp.	1,690,807	46,345
*	Advanced Micro
	Devices, Inc.	5,655,397	42,416
*	Affiliated Computer
	Services, Inc. Class A	933,033	42,080
	Molex, Inc.	1,332,155	36,368
*	LSI Corp.	6,731,564	35,745
*	Lexmark International, Inc.	889,635	31,013
*	Novellus Systems, Inc.	1,096,600	30,233
	Jabil Circuit, Inc.	1,960,078	29,930
*	JDS Uniphase Corp.	2,084,278	27,721
*	Ciena Corp.	802,669	27,379
*	Tellabs, Inc.	4,118,643	26,936
*	Compuware Corp.	2,702,547	23,999
*	Novell, Inc.	3,276,719	22,511
*	Convergys Corp.	1,235,277	20,333
*	QLogic Corp.	1,292,644	18,356
*	Teradyne, Inc.	1,639,692	16,954
*	Unisys Corp.	3,271,842	15,476
	Molex, Inc. Class A	4,051	106
			20,388,117
Materials (3.3%)
	Monsanto Co.	5,180,436	578,603
	E.I. du Pont de
	Nemours & Co.	8,520,918	375,687
	Freeport-McMoRan
	Copper & Gold, Inc.
	Class B	3,619,654	370,797
	Dow Chemical Co.	8,950,684	352,836
	Alcoa Inc.	8,038,460	293,806
	Praxair, Inc.	2,994,094	265,606
	Newmont Mining Corp.
	(Holding Co.)	4,280,658	209,025
	Air Products &
	Chemicals, Inc.	2,036,814	200,891
	Nucor Corp.	2,719,014	161,020
	Weyerhaeuser Co.	1,984,464	146,334
	United States Steel Corp.	1,118,627	135,253
	International Paper Co.	4,056,915	131,363
	PPG Industries, Inc.	1,542,571	108,335
	Ecolab, Inc.	1,646,936	84,340
	Allegheny Technologies Inc.	959,816	82,928
	Vulcan Materials Co.	1,019,984	80,671

21

			Market
			Value•
		Shares	($000)
	Sigma-Aldrich Corp.	1,233,853	67,368
	Rohm & Haas Co.	1,187,577	63,025
	MeadWestvaco Corp.	1,735,353	54,317
	Eastman Chemical Co.	769,442	47,005
	Ball Corp.	959,196	43,164
	International Flavors
	& Fragrances, Inc.	770,220	37,071
	Sealed Air Corp.	1,519,988	35,173
*	Pactiv Corp.	1,226,670	32,666
	Bemis Co., Inc.	953,419	26,105
	Ashland, Inc.	525,207	24,911
^	Titanium Metals Corp.	827,413	21,885
	Hercules, Inc.	1,096,082	21,209
			4,051,394
Telecommunication Services (3.6%)
	AT&T Inc.	57,438,641	2,387,150
	Verizon
	Communications Inc.	27,373,976	1,195,969
	Sprint Nextel Corp.	26,955,536	353,926
*	American Tower Corp.
	Class A	3,833,218	163,295
*	Qwest Communications
	International Inc.	14,911,707	104,531
	Embarq Corp.	1,437,354	71,192
	Windstream Corp.	4,479,417	58,322
	CenturyTel, Inc.	1,052,238	43,626
	Citizens
	Communications Co.	3,112,672	39,624
			4,417,635
Utilities (3.6%)
	Exelon Corp.	6,254,511	510,618
	Southern Co.	7,198,076	278,925
	Dominion Resources, Inc.	5,542,857	263,009
	FPL Group, Inc.	3,858,165	261,506
	Duke Energy Corp.	11,951,534	241,062
	Public Service
	Enterprise Group, Inc.	2,409,292	236,689
	Entergy Corp.	1,841,445	220,090
	FirstEnergy Corp.	2,887,941	208,914
	PPL Corp.	3,530,605	183,909
	American Electric
	Power Co., Inc.	3,789,540	176,441
	Constellation
	Energy Group, Inc.	1,711,494	175,479
	Edison International	3,085,653	164,681
	Sempra Energy	2,479,486	153,431
	PG&E Corp.	3,353,124	144,486
*	AES Corp.	6,338,369	135,578
	Consolidated Edison Inc.	2,578,522	125,961

22

			Market
			Value•
		Shares	($000)
	Progress Energy, Inc.	2,445,121	118,417
	Ameren Corp.	1,975,402	107,087
	Allegheny Energy, Inc.	1,578,747	100,424
	Xcel Energy, Inc.	3,965,482	89,501
	Questar Corp.	1,640,559	88,754
	DTE Energy Co.	1,554,667	68,343
	Pepco Holdings, Inc.	1,871,158	54,881
	CenterPoint Energy Inc.	3,018,139	51,701
	NiSource, Inc.	2,578,616	48,710
	Pinnacle West
	Capital Corp.	943,111	39,997
	Integrys Energy
	Group, Inc.	712,069	36,807
	CMS Energy Corp.	2,112,227	36,711
	TECO Energy, Inc.	1,970,130	33,906
*	Dynegy, Inc.	4,680,176	33,416
	Nicor Inc.	423,421	17,932
			4,407,366
Total Common Stocks
(Cost $72,056,966)		121,849,237
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
2	Vanguard Market
	Liquidity Fund,
	4.664%—Note E	211,024,300	211,024
2	Vanguard Market
	Liquidity Fund, 4.664%	20,421,389	20,421

		Face
		Amount
		($000)
U.S. Agency Obligations (0.0%)
3	Federal Home Loan Bank
4	4.548%, 2/1/08	1,300	1,295
4	4.563%, 2/8/08	33,000	32,834
			34,129

23

Market
Value•
Shares	($000)
Total Temporary Cash Investments
(Cost $265,584)	265,574
Total Investments (100.2%)
(Cost $72,322,550)	122,114,811
Other Assets and Liabilities (–0.2%)
Other Assets—Note B	453,441
Liabilities—Note E	(695,358)
(241,917)
Net Assets (100%)	121,872,894

24

At December 31, 2007, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	77,900,876
Overdistributed Net Investment Income	(170,592)
Accumulated Net Realized Losses	(5,649,523)
Unrealized Appreciation (Depreciation)
Investment Securities	49,792,261
Futures Contracts	(128)
Net Assets	121,872,894

Investor Shares—Net Assets
Applicable to 468,582,993 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	63,327,149
Net Asset Value Per Share—
Investor Shares	$135.15

Admiral Shares—Net Assets
Applicable to 274,602,487 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	37,112,772
Net Asset Value Per Share—
Admiral Shares	$135.15

Signal Shares—Net Assets
Applicable to 191,987,743 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	21,432,973
Net Asset Value Per Share—
Signal Shares	$111.64

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.2%, respectively, of net assets. See Note C in Notes to Financial Statements.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4  Securities with a value of $34,129,000 have been segregated as initial margin for open futures contracts.

5  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

25

Statement of Operations

Year Ended
December 31, 2007
($000)
Investment Income
Income
Dividends	2,403,885
Interest[1]	25,067
Security Lending	2,126
Total Income	2,431,078
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,280
Management and Administrative—Investor Shares	87,012
Management and Administrative—Admiral Shares	22,628
Management and Administrative—Signal Shares	4,581
Marketing and Distribution—Investor Shares	14,223
Marketing and Distribution—Admiral Shares	8,342
Marketing and Distribution—Signal Shares	492
Custodian Fees	227
Auditing Fees	35
Shareholders’ Reports—Investor Shares	1,065
Shareholders’ Reports—Admiral Shares	80
Shareholders’ Reports—Signal Shares	82
Trustees’ Fees and Expenses	168
Total Expenses	142,215
Net Investment Income	2,288,863
Realized Net Gain (Loss)
Investment Securities Sold	1,337,023
Futures Contracts	41,935
Realized Net Gain (Loss)	1,378,958
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,873,506
Futures Contracts	(1,577)
Change in Unrealized Appreciation (Depreciation)	2,871,929
Net Increase (Decrease) in Net Assets Resulting from Operations	6,539,750

1  Interest income from an affiliated company of the fund was $22,895,000.

26

Statement of Changes in Net Assets

	Year Ended December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,288,863	1,973,649
Realized Net Gain (Loss)	1,378,958	(746,123)
Change in Unrealized Appreciation (Depreciation)	2,871,929	15,119,814
Net Increase (Decrease) in Net Assets Resulting from Operations	6,539,750	16,347,340
Distributions
Net Investment Income
Investor Shares	(1,246,791)	(1,208,833)
Admiral Shares	(874,969)	(780,509)
Signal Shares	(181,450)	(3,554)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Total Distributions	(2,303,210)	(1,992,896)
Capital Share Transactions—Note F
Investor Shares	(11,330,836)	(6,327,783)
Admiral Shares	(11,692,119)	3,047,783
Signal Shares	21,467,078	714,446
Net Increase (Decrease) from Capital Share Transactions	(1,555,877)	(2,565,554)
Total Increase (Decrease)	2,680,663	11,788,890
Net Assets
Beginning of Period	119,192,231	107,403,341
End of Period[1]	121,872,894	119,192,231

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($170,592,000) and ($156,245,000).

27

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$130.59	$114.92	$111.64	$102.67	$81.15
Investment Operations
Net Investment Income	2.47	2.11	1.95	1.95[1]	1.44
Net Realized and Unrealized Gain (Loss)
on Investments	4.58	15.70	3.31	8.97	21.51
Total from Investment Operations	7.05	17.81	5.26	10.92	22.95
Distributions
Dividends from Net Investment Income	(2.49)	(2.14)	(1.98)	(1.95)	(1.43)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.49)	(2.14)	(1.98)	(1.95)	(1.43)
Net Asset Value, End of Period	$135.15	$130.59	$114.92	$111.64	$102.67

Total Return[2]	5.39%	15.64%	4.77%	10.74%	28.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$63,327	$72,013	$69,375	$84,167	$75,342
Ratio of Total Expenses to
Average Net Assets	0.15%	0.18%	0.18%	0.18%	0.18%
Ratio of Net Investment
Income to Average Net Assets	1.81%	1.74%	1.75%	1.86%[1]	1.61%
Portfolio Turnover Rate[3]	5%	5%	6%	3%	1%

1  Net investment income per share and the ratio of net investment income to average net assets include $0.32 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

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Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$130.59	$114.92	$111.64	$102.68	$81.15
Investment Operations
Net Investment Income	2.583	2.222	2.052	2.03[1]	1.507
Net Realized and Unrealized Gain (Loss)
on Investments	4.576	15.700	3.310	8.97	21.510
Total from Investment Operations	7.159	17.922	5.362	11.00	23.017
Distributions
Dividends from Net Investment Income	(2.599)	(2.252)	(2.082)	(2.04)	(1.487)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.599)	(2.252)	(2.082)	(2.04)	(1.487)
Net Asset Value, End of Period	$135.15	$130.59	$114.92	$111.64	$102.68

Total Return	5.47%	15.75%	4.87%	10.82%	28.59%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$37,113	$46,467	$38,028	$22,412	$18,098
Ratio of Total Expenses to
Average Net Assets	0.07%	0.09%	0.09%	0.09%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.89%	1.83%	1.84%	1.96%[1]	1.67%
Portfolio Turnover Rate[2]	5%	5%	6%	3%	1%

1  Net investment income per share and the ratio of net investment income to average net assets include $0.32 and 0.31%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

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Signal Shares
	Year	Sept. 29,
	Ended	2006[1] to
	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$107.86	$101.61
Investment Operations
Net Investment Income	2.119	.502
Net Realized and Unrealized Gain (Loss) on Investments	3.794	6.287
Total from Investment Operations	5.913	6.789
Distributions
Dividends from Net Investment Income	(2.133)	(.539)
Distributions from Realized Capital Gains	—	—
Total Distributions	(2.133)	(.539)
Net Asset Value, End of Period	$111.64	$107.86

Total Return	5.47%	6.68%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$21,433	$713
Ratio of Total Expenses to Average Net Assets	0.07%	0.09%*
Ratio of Net Investment Income to Average Net Assets	1.89%	1.83%*
Portfolio Turnover Rate[2]	5%	5%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

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Notes to Financial Statements

Vanguard 500 Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Admiral Shares, and Signal Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

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6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2007, the fund had contributed capital of $10,335,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 10.33% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2007, the fund realized $418,267,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2007, the fund had $22,936,000 of ordinary income available for distribution. The fund had available realized losses of $5,623,003,000 to offset future net capital gains of $430,361,000 through December 31, 2009, $3,087,963,000 through December 31, 2010, $145,498,000 through December 31, 2011, $44,874,000 through December 31, 2012, $757,853,000 through December 31, 2013, and $1,156,454,000 through December 31, 2014.

At December 31, 2007, the cost of investment securities for tax purposes was $72,345,585,000. Net unrealized appreciation of investment securities for tax purposes was $49,769,226,000, consisting of unrealized gains of $55,794,952,000 on securities that had risen in value since their purchase and $6,025,726,000 in unrealized losses on securities that had fallen in value since their purchase.

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At December 31, 2007, the aggregate settlement value of open futures contracts expiring in March 2008 and the related unrealized appreciation (depreciation) were:

			($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
S&P 500 Index	194	71,644	145
E-mini S&P 500 Index	168	12,409	(273)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the year ended December 31, 2007, the fund purchased $6,356,400,000 of investment securities and sold $7,304,950,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at December 31, 2007, was $204,382,000, for which the fund received cash collateral of $211,024,000.

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
		2007	2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	8,861,924	65,448	8,512,324	70,581
Issued in Lieu of Cash Distributions	1,205,688	8,811	1,161,025	9,522
Redeemed	(21,398,448)	(157,123)	(16,001,132)	(132,338)
Net Increase (Decrease)—Investor Shares	(11,330,836)	(82,864)	(6,327,783)	(52,235)
Admiral Shares
Issued	7,899,760	58,273	8,509,544	70,199
Issued in Lieu of Cash Distributions	772,424	5,640	682,499	5,590
Redeemed	(20,364,303)	(145,129)	(6,144,260)	(50,873)
Net Increase (Decrease)—Admiral Shares	(11,692,119)	(81,216)	3,047,783	24,916
Signal Shares
Issued	22,704,623	196,291	717,342	6,636
Issued in Lieu of Cash Distributions	169,722	1,495	3,554	33
Redeemed	(1,407,267)	(12,407)	(6,450)	(60)
Net Increase (Decrease)—Signal Shares	21,467,078	185,379	714,446	6,609

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

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Report of Independent Registered

Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard 500 Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard 500 Index Fund (constituting a separate portfolio of Vanguard Index Funds, hereafter referred to as the “Fund”) at December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and broker and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 8, 2008

Special 2007 tax information (unaudited) for Vanguard 500 Index Fund

This information for the fiscal year ended December 31, 2007, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $2,303,210,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 100.0% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

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Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: 500 Index Fund Investor Shares[1]
Periods Ended December 31, 2007
	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	5.39%	12.69%	5.83%
Returns After Taxes on Distributions	5.10	12.39	5.41
Returns After Taxes on Distributions and Sale of Fund Shares	3.89	11.08	4.90

1	Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

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About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2007
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
500 Index Fund	6/30/2007	12/31/2007	Period[1]
Based on Actual Fund Return
Investor Shares	$1,000.00	$986.07	$0.70
Admiral Shares	1,000.00	986.39	0.35
Signal Shares	1,000.00	986.38	0.35
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.50	$0.71
Admiral Shares	1,000.00	1,024.85	0.36
Signal Shares	1,000.00	1,024.85	0.36

1  The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.14% for Investor Shares, 0.07% for Admiral Shares, and 0.07% for Signal Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

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Note that the expenses shown in the table on page 36 are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

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Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group.
Chief Executive Officer
152 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
152 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
152 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005; Trustee of Drexel University and of the
Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
152 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
152 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean, Director of Faculty
152 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) since 2003; Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
152 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
152 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
152 Vanguard Funds Overseen

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
152 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	F. William McNabb, III	Ralph K. Packard
Mortimer J. Buckley	Paul A. Heller	Michael S. Miller	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1  Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

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Q400 022008

>  For the fiscal year ended December 31, 2007, the Investor Shares of Vanguard’s three small-cap index funds posted returns ranging from –7.1% to 9.6%. All three funds closely tracked their target indexes.

>  In both the broad market and the small-cap universe, growth stocks outpaced their value counterparts. The financials and consumer discretionary sectors, which are both significant pieces of the value indexes, suffered the most.

>  The U.S. stock market had an unpredictable year with its share of ups and downs, but managed to finish out 2007 with respectable gains.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Small-Cap Index Fund	9
Small-Cap Growth Index Fund	28
Small-Cap Value Index Fund	45
Your Fund’s After-Tax Returns	63
About Your Fund’s Expenses	64
Glossary	66

Small-Cap Index Fund
Small-Cap Growth Index Fund
Small-Cap Value Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2007
	Ticker	Total
	Symbol	Returns
Vanguard Small-Cap Index Fund
Investor Shares	NAESX	1.2%
Admiral™ Shares[1]	VSMAX	1.2
Signal™ Shares[2]	VSISX	1.3
Institutional Shares[3]	VSCIX	1.3
ETF Shares[4]	VB
Market Price		1.4
Net Asset Value		1.3
MSCI US Small Cap 1750 Index		1.2
Average Small-Cap Core Fund[5]		–1.0

Vanguard Small-Cap Growth Index Fund
Investor Shares	VISGX	9.6%
Institutional Shares[3]	VSGIX	9.8
ETF Shares[4]	VBK
Market Price		9.8
Net Asset Value		9.7
MSCI US Small-Cap Growth Fund		9.7
Average Small-Cap Growth Fund[5]		8.7

Vanguard Small-Cap Value Index Fund
Investor Shares	VISVX	–7.1%
Institutional Shares[3]	VSIIX	–6.9
ETF Shares[4]	VBR
Market Price		–6.9
Net Asset Value		–7.0
MSCI US Small Cap Value Index		–6.9
Average Small-Cap Value Fund[5]		–5.5

1  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2  Signal Shares also carry lower costs and are available to certain institutional shareholders who meet certain administrative, service, and account-size criteria.

3  This class of shares carries low expenses and is available for a minimum initial investment of $5 million.

4  Vanguard ETF™ Shares are traded on the American Stock Exchange and are available only through brokers. The table shows ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2.

5  Derived from data provided by Lipper Inc.

1

Chairman’s Letter

Dear Shareholder,

For the fiscal year ended December 31, 2007, the three Vanguard small-cap index funds successfully tracked their benchmarks. Performance in the small-cap arena closely mirrored that of the broad market, with growth stocks faring much better than value stocks. Investor Shares of Vanguard Small-Cap Index Fund and Vanguard Small-Cap Growth Index Fund gained 1.2% and 9.6%, respectively. Both funds outpaced the average returns of their peers. Vanguard Small-Cap Value Index Fund returned –7.1% for the Investor Shares and trailed slightly behind the average return of its peers.

In 2007, none of the small-cap index funds distributed capital gains. (For a report on the funds’ after-tax returns, please see page 59.)

Stocks traced a jagged path to positive returns

The broad U.S. stock market returned 5.7% in 2007, a fairly tame result that masked a year of ups and downs for equities. The gains in the first half of the year were largely surrendered in July and August as the subprime mortgage crisis reverberated beyond housing and financial-related companies, creating fears of a broader economic slowdown. The markets moved higher but remained volatile throughout the rest of the year as investors reacted to mixed economic data, a weakening U.S. dollar, and crude oil prices that surged to nearly $100 per barrel by year-end.

Against this backdrop, many investors sought stability in large-capitalization stocks, which outperformed small-caps for the year; meanwhile, growth stocks outpaced their value-oriented counterparts.

For U.S.-based investors, international stocks posted stronger results than U.S. equities for the sixth consecutive year, with much of the outperformance attributable to the weakness of the U.S. dollar. Emerging markets led the way, followed by developed economies in Europe and the Pacific region.

Risk aversion set the tone in the bond market

During the first half of 2007, the bond market was characterized by tight credit spreads, reflecting investors’ willingness to take on greater levels of risk to earn higher yields. That sentiment changed in the midsummer fallout from the subprime lending crisis. Investors grew wary of risk, and showed a preference for higher-quality corporate and government bonds.

This shift drove up prices for high-quality issues, and as the bonds’ prices rose, their yields fell. The yield of the benchmark 10-year Treasury note, for example, fell a full percentage point in the last half of the year (from 5.03% on June 30 to 4.03% at year-end). The Federal Reserve Board lowered its target for the federal funds rate three times in the final four months of 2007, pushing yields even lower on the shorter end of the maturity spectrum.

2

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2007
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	5.8%	9.1%	13.4%
Russell 2000 Index (Small-caps)	–1.6	6.8	16.2
Dow Jones Wilshire 5000 Index (Entire market)	5.7	9.2	14.1
MSCI All Country World Index ex USA (International)	17.1	20.4	24.5

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	7.0%	4.6%	4.4%
Lehman Municipal Bond Index	3.4	3.9	4.3
Citigroup 3-Month Treasury Bill Index	4.7	4.2	2.9

CPI
Consumer Price Index	4.1%	3.3%	3.0%

3

The broad taxable bond market returned 7.0%, outpacing the stock market for the first calendar year since 2002. Tax-exempt municipal bonds returned 3.4%.

Financial stocks hinder performance; growth stocks post strong returns

The small-cap growth market outperformed small-cap value stocks for the year. This was a change from recent history, when value stocks repeatedly beat out growth stocks. Each fund’s performance reflected its respective weightings in the different market sectors, according to its investment-style mandate.

Expense Ratios[1]
Your fund compared with its peer group
Expense
Ratio
Small-Cap Index Fund
Investor Shares	0.22%
Admiral Shares	0.11
Signal Shares	0.11
Institutional Shares	0.07
ETF Shares	0.10
Average Small-Cap Core Fund	1.50

Small-Cap Growth Index Fund
Investor Shares	0.22%
Institutional Shares	0.07
ETF Shares	0.11
Average Small-Cap Growth Fund	1.64

Small-Cap Value Index Fund
Investor Shares	0.22%
Institutional Shares	0.07
ETF Shares	0.11
Average Small-Cap Value Fund	1.54

1  Fund expense ratios reflect the 12 months ended December 31, 2007. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2006.

4

The financials sector, which consists mainly of value stocks, had a particularly rough year, finishing as the worst-performing sector for 2007. In the second half of the year, the subprime mortgage crisis took its toll on insurance companies, commercial banks, brokers, and mortgage companies. Heavy weightings in these stocks negatively affected the performance of the Vanguard Small-Cap Value Index Fund, which returned –7.1% for the Investor Shares for the year.

The consumer discretionary sector, which makes up a large part of the market, also hindered returns for the year. A slowdown in economic growth hurt small-cap retailers and restaurants particularly hard, and many of these companies suffered double-digit losses.

Energy stocks continued to rally during the second half of the year. As energy equipment and oil company stocks were bid higher on record oil prices, energy stocks posted significant returns in the small-cap universe. The Small-Cap Growth Index Fund benefited from its heavier weighting in the energy sector, as well as a smaller stake in financials.

The Small-Cap Index Fund invests in a mix of growth and value holdings. This blend was reflected in the fund’s modest return of 1.2% for the Investor Shares, roughly the midpoint between the returns of its value and growth counterparts.

Total Returns
Ten Years Ended December 31, 2007[1]
Average
Annual Return
Small-Cap Index Fund Investor Shares	7.8%
Spliced Small Cap Index[2]	7.5
Average Small-Cap Core Fund[3]	9.0
Small-Cap Growth Index Fund Investor Shares	8.3
Spliced Small Cap Growth Index[4]	8.1
Average Small-Cap Growth Fund[3]	6.8
Small-Cap Value Index Fund Investor Shares	8.3
Spliced Small Cap Value Index[5]	7.8
Average Small-Cap Value Fund[3]	8.8

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1  For the Small-Cap Growth and Small-Cap Value Index Funds, both fund and benchmark returns are annualized since May 21, 1998, the funds’ inception date.

2  Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index thereafter.

3  Derived from data provided by Lipper Inc.

4  Standard & Poor’s SmallCap 600/Barra Growth Index through May 16, 2003; MSCI US Small Cap Growth Index thereafter.

5  S&P SmallCap 600/Barra Value Index through May 16, 2003; MSCI US Small Cap Value Index thereafter. of 1.2% for the Investor Shares, roughly the midpoint between the returns of its value and growth counterparts.

5

Long-term performance reflects indexing skill and low costs

The table on page 5 shows longer-term results for the Vanguard small-cap index funds. As the table illustrates, all three funds have done an impressive job of tracking their target indexes. This success is due to the expertise of the funds’ advisor—Vanguard Quantitative Equity Group. The advisor has developed proprietary systems to construct portfolios that seek to closely track a fund’s index, even in the most turbulent markets. Paired with Vanguard’s low costs, such skilled management has helped investors capture just about all of the returns produced by each fund’s market segment.

The table also shows that the three funds have experienced mixed results when compared to their peers. The Small-Cap Growth Index Fund has historically outperformed its peers, while average returns for the Small-Cap Index and Small-Cap Value Index Funds lag slightly behind those of their peers for the ten-year period.

Diversification can provide reassurance in unsteady markets

The U.S stock market weathered a tumultuous year in 2007. The first six months were marked by impressive gains and increased volatility; during the second half of the year, the subprime mortgage crisis punished many financial companies and left investors fearful of an economic slowdown.

Over an investing lifetime, however, ups and downs are simply par for the course. In the face of such market volatility, Vanguard encourages its shareholders to think with a long-term perspective and to avoid market trends. The past two years highlight the dangers of trend-chasing: While financials surged in 2006, this same sector finished 2007 at the bottom of the performance tables.

How can investors resist the urge to react to these extremes and remain focused on the long term? Balance and diversification is the most effective strategy. A diversified portfolio that includes stocks, bonds, and short-term reserves can provide some protection against the market’s occasional downturns, while allowing you to participate in the long-term potential for growth in each asset class. Vanguard’s small-cap index funds offer several low-cost options for long-term investment in this market segment. Combined with other Vanguard funds, the small-cap index funds can help you create a diversified portfolio appropriate for your investment objectives.

Thank you for investing with Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

January 18, 2008

6

Your Fund’s Performance at a Glance
December 31, 2006–December 31, 2007
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Small-Cap Index Fund
Investor Shares	$32.62	$32.58	$0.412	$0.000
Admiral Shares	32.64	32.59	0.450	0.000
Signal Shares	29.42	29.38	0.404	0.000
Institutional Shares	32.65	32.60	0.466	0.000
ETF Shares	68.16	68.07	0.956	0.000
Small-Cap Growth Index Fund
Investor Shares	$18.34	$20.01	$0.094	$0.000
Institutional Shares	18.37	20.04	0.124	0.000
ETF Shares	65.24	71.18	0.415	0.000
Small-Cap Value Index Fund
Investor Shares	$17.05	$15.49	$0.353	$0.000
Institutional Shares	17.09	15.53	0.381	0.000
ETF Shares	71.16	64.65	1.567	0.000

7

Vanguard Small-Cap ETF
Premium/Discount: January 26, 2004[1]–December 31, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	384	38.71%	585	58.98%
25–49.9	2	0.20	17	1.71
50–74.9	0	0.00	0	0.00
75–100.0	1	0.10	1	0.10
>100.0	1	0.10	1	0.10
Total	388	39.11%	604	60.89%

Vanguard Small-Cap Growth ETF
Premium/Discount: January 26, 2004[1]–December 31, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	408	41.13%	551	55.54%
25–49.9	1	0.10	19	1.92
50–74.9	0	0.00	1	0.10
75–100.0	0	0.00	2	0.20
>100.0	2	0.20	8	0.81
Total	411	41.43%	581	58.57%

Vanguard Small-Cap Value ETF
Premium/Discount: January 26, 2004[1]–December 31, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	422	42.54%	548	55.25%
25–49.9	3	0.30	17	1.71
50–74.9	0	0.00	1	0.10
75–100.0	0	0.00	0	0.00
>100.0	1	0.10	0	0.00
Total	426	42.94%	566	57.06%

1  Inception.

2  One basis point equals 1/100 of a percentage point.

8

Vanguard Small-Cap Index Fund

Fund Profile

As of December 31, 2007

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	1,733	1,728	4,843
Median Market Cap	$1.7B	$1.7B	$37.7B
Price/Earnings Ratio	22.4x	22.5x	17.8x
Price/Book Ratio	2.2x	2.2x	2.7x
Yield		1.3%	1.8%
Investor Shares	1.3%
Admiral Shares	1.4%
Signal Shares	1.4%
Institutional Shares	1.4%
ETF Shares	1.4%
Return on Equity	12.9%	13.0%	19.2%
Earnings Growth Rate	18.7%	18.6%	20.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	16.5%	—	—
Expense Ratio		—	—
Investor Shares	0.22%
Admiral Shares	0.11%
Signal Shares	0.11%
Institutional Shares	0.07%
ETF Shares	0.10%
Short-Term Reserves	0.2%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	12.9%	12.9%	9.4%
Consumer Staples	3.2	3.2	8.9
Energy	8.0	8.0	12.3
Financials	17.4	17.4	18.3
Health Care	12.3	12.3	12.0
Industrials	16.4	16.4	11.7
Information Technology	17.4	17.5	16.5
Materials	6.5	6.4	3.8
Telecommunication
Services	1.2	1.2	3.3
Utilities	4.7	4.7	3.8

Volatility Measures[3]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.87
Beta	1.00	1.37

9

Ten Largest Holdings[4] (% of total net assets)

CF Industries	fertilizers and
Holdings, Inc.	agricultural
	chemicals	0.3%
Flowserve Corp.	industrial machinery	0.3
BE Aerospace, Inc.	aerospace and
	defense	0.3
Respironics, Inc.	health care
	equipment	0.3
Terra Industries, Inc.	fertilizers and
	agricultural
	chemicals	0.3
Energen Corp.	gas utilities	0.3
URS Corp.	construction and
	engineering	0.2
Mettler-Toledo	electronic equipment
International Inc.	manufacturers	0.2
Chipotle Mexican Grill, Inc.	restaurants	0.2
Helmerich & Payne, Inc.	oil and gas drilling	0.2
Top Ten		2.6%

Investment Focus

1  MSCI US Small Cap 1750 Index.

2  Dow Jones Wilshire 5000 Index.

3  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 62.

4  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

10

Vanguard Small-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1997–December 31, 2007

Initial Investment of $10,000

	Average Annual Total Returns			Final Value
	Periods Ended December 31, 2007			of a $10,000
	One Year	Five Years	Ten Years	Investment
Small-Cap Index Fund Investor Shares[1]	1.16%	17.00%	7.75%	$21,104
Dow Jones Wilshire 5000 Index	5.73	14.07	6.34	18,492
Spliced Small Cap Index[2]	1.20	17.06	7.46	20,531
Average Small-Cap Core Fund[3]	–1.00	15.62	8.99	23,653

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[4]	Investment
Small-Cap Index Fund Admiral Shares	1.24%	17.12%	9.03%	$185,215
Dow Jones Wilshire 5000 Index	5.73	14.07	4.03	132,547
Spliced Small Cap Index[2]	1.20	17.06	8.78	182,213

			Final Value of
		Since	a $1,000,000
	One Year	Inception[4]	Investment
Small-Cap Index Fund Signal Shares	1.25%	0.41%	$1,004,246
Dow Jones Wilshire 5000 Index	5.73	4.86	1,050,821
MSCI US Small Cap 1750 Index	1.20	0.36	1,003,803

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index thereafter.

3  Derived from data provided by Lipper Inc.

4  Performance for the fund and its comparative standards is calculated since the following inception dates: November 13, 2000, for Admiral Shares; December 15, 2006, for Signal Shares.

11

Vanguard Small-Cap Index Fund

				Final Value of
				a $5,000,000
	One Year	Five Years	Ten Years	Investment
Small-Cap Index Fund Institutional Shares	1.29%	17.19%	7.92%	$10,711,868
Dow Jones Wilshire 5000 Index	5.73	14.07	6.34	9,245,816
Spliced Small Cap Index[2]	1.20	17.06	7.46	10,265,316

			Final Value of
		Since	a $10,000
	One Year	Inception[1]	Investment
Small-Cap Index Fund ETF Shares Net Asset Value	1.27%	9.16%	$14,111
Dow Jones Wilshire 5000 Index	5.73	9.01	14,036
MSCI US Small Cap 1750 Index	1.20	9.13	14,098

Cumulative Returns of ETF Shares: January 26, 2004[3]–December 31, 2007
		Cumulative
	One Year	Since Inception
Small-Cap Index Fund ETF Shares Market Price	1.40%	41.14%
Small-Cap Index Fund ETF Shares Net Asset Value	1.27	41.11
MSCI US Small Cap 1750 Index	1.20	40.98

Fiscal-Year Total Returns (%): December 31, 1997–December 31, 2007

1  Performance for the fund and its comparative standards is calculated since the ETF Shares’ inception date: January 26, 2004.

2  Russell 2000 Index through May 16, 2003; MSCI US Small Cap 1750 Index thereafter.

3  Inception.

Note: See Financial Highlights tables on pages 19-23 for dividend and capital gains information.

12

Vanguard Small-Cap Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2007

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
*	Priceline.com, Inc.	308,548	35,440	0.2%
	Service Corp. International	2,454,721	34,489	0.2%
†	Other—Consumer Discretionary		1,839,313	12.4%
			1,909,242	12.8%
Consumer Staples
	Church & Dwight, Inc.	563,037	30,443	0.2%
†	Other—Consumer Staples		448,230	3.0%
			478,673	3.2%
Energy
	Helmerich & Payne, Inc.	884,721	35,451	0.2%
*	Forest Oil Corp.	677,045	34,421	0.2%
	Cabot Oil & Gas Corp.	829,602	33,491	0.2%
*	Oceaneering International, Inc.	470,066	31,659	0.2%
*	Helix Energy Solutions Group, Inc.	742,020	30,794	0.2%
*	Kinder Morgan Management, LLC	548,070	29,015	0.2%
†	Other—Energy		983,626	6.7%
			1,178,457	7.9%
Financials
	Rayonier Inc. REIT	665,130	31,421	0.2%
	^Health Care Inc. REIT	692,630	30,954	0.2%
*	Affiliated Managers Group, Inc.	252,716	29,684	0.2%
†	Other—Financials		2,473,191	16.7%
			2,565,250	17.3%
Health Care
*	Respironics, Inc.	630,749	41,301	0.3%
*	ResMed Inc.	662,586	34,806	0.2%
*	VCA Antech, Inc.	716,825	31,705	0.2%
*	Inverness Medical Innovations, Inc.	545,537	30,648	0.2%

13

*	IDEXX Laboratories Corp.	522,713	30,647	0.2%
*	BioMarin Pharmaceutical Inc.	819,775	29,020	0.2%
*	Pediatrix Medical Group, Inc.	419,240	28,571	0.2%
*	Gen-Probe Inc.	453,662	28,549	0.2%
*	MGI Pharma, Inc.	683,383	27,697	0.2%
†	Other—Health Care		1,535,003	10.3%
			1,817,947	12.2%
Industrials
	Flowserve Corp.	487,583	46,905	0.3%
*	BE Aerospace, Inc.	791,057	41,847	0.3%
*	URS Corp.	681,864	37,046	0.2%
*	General Cable Corp.	449,009	32,903	0.2%
*	Alliant Techsystems, Inc.	287,367	32,691	0.2%
	Bucyrus International, Inc.	319,478	31,753	0.2%
*	Corrections Corp. of America	1,058,146	31,226	0.2%
*	Covanta Holding Corp.	1,052,390	29,109	0.2%
	Donaldson Co., Inc.	610,446	28,312	0.2%
†	Other—Industrials		2,113,783	14.3%
			2,425,575	16.3%
Information Technology
*	Mettler-Toledo International Inc.	317,661	36,150	0.2%
*	FLIR Systems, Inc.	1,094,207	34,249	0.2%
	Global Payments Inc.	692,164	32,199	0.2%
*	Synopsys, Inc.	1,228,199	31,847	0.2%
*	CommScope, Inc.	575,221	28,307	0.2%
*	ANSYS, Inc.	664,173	27,537	0.2%
†	Other—Information Technology		2,385,477	16.1%
			2,575,766	17.3%
Materials
	CF Industries Holdings, Inc.	428,391	47,149	0.3%
*	Terra Industries, Inc.	785,408	37,511	0.3%
	Cleveland-Cliffs Inc.	350,697	35,350	0.2%
	FMC Corp.	618,159	33,721	0.2%
	Airgas, Inc.	629,982	32,828	0.2%
	Reliance Steel & Aluminum Co.	587,166	31,824	0.2%
	Carpenter Technology Corp.	419,506	31,534	0.2%
	Nalco Holding Co.	1,234,489	29,850	0.2%
	Commercial Metals Co.	972,397	28,540	0.2%
†	Other—Materials		656,507	4.5%
			964,814	6.5%

†	Telecommunication Services		174,621	1.2%

14

Utilities
Energen Corp.	582,818	37,434	0.3%
Sierra Pacific Resources	1,998,245	33,930	0.2%
CMS Energy Corp.	1,920,106	33,371	0.2%
National Fuel Gas Co.	678,809	31,687	0.2%
OGE Energy Corp.	783,863	28,446	0.2%
† Other—Utilities		530,812	3.6%
		695,680	4.7%
Total Common Stocks (Cost $12,301,418)		14,786,025	99.4%[1]
Temporary Cash Investments
Money Market Fund
[2] Vanguard Market Liquidity Fund, 4.664%	112,236,992	112,237	0.8%
[2] Vanguard Market Liquidity Fund, 4.664%—Note E	830,202,263	830,202	5.6%
		942,439	6.4%

† 3U.S. Agency Obligation		4,980	0.0%
Total Temporary Cash Investments (Cost $947,419)		947,419	6.4%[1]
Total Investments (Cost $13,248,837)		15,733,444	105.8%
Other Assets and Liabilities
Other Assets—Note B		97,965	0.7%
Security Lending Collateral Payable to Brokers— Note E		(830,202)	(5.6%)
Other Liabilities		(131,681)	(0.9%)
		(863,918)	(5.8%)
Net Assets		14,869,526	100.0%

15

Vanguard Small-Cap Index Fund

At December 31, 2007, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	12,959,427
Overdistributed Net Investment Income	(11,999)
Accumulated Net Realized Losses	(563,921)
Unrealized Appreciation
Investment Securities	2,484,607
Futures Contracts	1,412
Net Assets	14,869,526

Investor Shares—Net Assets
Applicable to 190,729,450 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	6,214,480
Net Asset Value Per Share—Investor Shares	$32.58

Admiral Shares—Net Assets
Applicable to 71,327,944 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,324,710
Net Asset Value Per Share—Admiral Shares	$32.59

Signal Shares—Net Assets
Applicable to 55,299,336 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,624,850
Net Asset Value Per Share—Signal Shares	$29.38

Institutional Shares—Net Assets
Applicable to 109,945,161 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,584,639
Net Asset Value Per Share—Institutional Shares	$32.60

ETF Shares—Net Assets
Applicable to 16,466,994 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,120,847
Net Asset Value Per Share—ETF Shares	$68.07

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

†  Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 5.7%, respectively, of net assets. See Note C in Notes to Financial Statements.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  Securities with a value of $4,980,000 have been segregated as initial margin for open futures contracts.

4  See Note C in Notes to Financial Statements for the tax-basis components of net assets. REIT—Real Estate Investment Trust.

16

Vanguard Small-Cap Index Fund

Statement of Operations

Year Ended
December 31, 2007
($000)
Investment Income
Income
Dividends	193,836
Interest[1]	4,652
Security Lending	20,135
Total Income	218,623
Expenses
The Vanguard Group—Note B
Investment Advisory Services	464
Management and Administrative—Investor Shares	12,733
Management and Administrative—Admiral Shares	2,499
Management and Administrative—Signal Shares	540
Management and Administrative—Institutional Shares	1,198
Management and Administrative—ETF Shares	572
Marketing and Distribution—Investor Shares	1,656
Marketing and Distribution—Admiral Shares	726
Marketing and Distribution—Signal Shares	42
Marketing and Distribution—Institutional Shares	909
Marketing and Distribution—ETF Shares	227
Custodian Fees	538
Auditing Fees	30
Shareholders’ Reports—Investor Shares	219
Shareholders’ Reports—Admiral Shares	16
Shareholders’ Reports—Signal Shares	16
Shareholders’ Reports—Institutional Shares	32
Shareholders’ Reports—ETF Shares	40
Trustees’ Fees and Expenses	21
Total Expenses	22,478
Net Investment Income	196,145
Realized Net Gain (Loss)
Investment Securities Sold	1,188,316
Futures Contracts	(10,435)
Realized Net Gain (Loss)	1,177,881
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(1,204,351)
Futures Contracts	1,449
Change in Unrealized Appreciation (Depreciation)	(1,202,902)
Net Increase (Decrease) in Net Assets Resulting from Operations	171,124

1  Interest income from an affiliated company of the fund was $3,844,000.

17

Vanguard Small-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	196,145	156,255
Realized Net Gain (Loss)	1,177,881	674,364
Change in Unrealized Appreciation (Depreciation)	(1,202,902)	929,905
Net Increase (Decrease) in Net Assets Resulting from Operations	171,124	1,760,524
Distributions
Net Investment Income
Investor Shares	(77,893)	(74,014)
Admiral Shares	(31,988)	(36,085)
Signal Shares	(22,088)	(1,656)
Institutional Shares	(49,873)	(37,704)
ETF Shares	(14,502)	(8,004)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(196,344)	(157,463)
Capital Share Transactions—Note F
Investor Shares	(620,006)	54,559
Admiral Shares	(837,510)	332,227
Signal Shares	1,581,465	159,629
Institutional Shares	498,024	682,549
ETF Shares	452,664	349,999
Net Increase (Decrease) from Capital Share Transactions	1,074,637	1,578,963
Total Increase (Decrease)	1,049,417	3,182,024
Net Assets
Beginning of Period	13,820,109	10,638,085
End of Period[1]	14,869,526	13,820,109

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($11,999,000) and ($11,800,000).

18

Vanguard Small-Cap Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$32.62	$28.52	$26.83	$22.60	$15.66
Investment Operations
Net Investment Income	.413	.357	.29	.267	.200
Net Realized and Unrealized Gain (Loss)
on Investments	(.041)	4.101	1.69	4.228	6.944
Total from Investment Operations	.372	4.458	1.98	4.495	7.144
Distributions
Dividends from Net Investment Income	(.412)	(.358)	(.29)	(.265)	(.204)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.412)	(.358)	(.29)	(.265)	(.204)
Net Asset Value, End of Period	$32.58	$32.62	$28.52	$26.83	$22.60

Total Return[1]	1.16%	15.64%	7.36%	19.90%	45.63%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,214	$6,808	$5,902	$6,247	$4,871
Ratio of Total Expenses to
Average Net Assets	0.22%	0.23%	0.23%	0.23%	0.27%
Ratio of Net Investment Income to
Average Net Assets	1.23%	1.18%	1.08%	1.13%	1.17%
Portfolio Turnover Rate[2]	16%	13%	18%	19%	39%[3]

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3  Includes activity related to a change in the fund’s target index.

19

Vanguard Small-Cap Index Fund

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$32.64	$28.53	$26.83	$22.60	$15.66
Investment Operations
Net Investment Income	.44	.395	.325	.294	.220
Net Realized and Unrealized Gain
(Loss) on Investments	(.04)	4.101	1.690	4.228	6.944
Total from Investment Operations	.40	4.496	2.015	4.522	7.164
Distributions
Dividends from Net Investment Income	(.45)	(.386)	(.315)	(.292)	(.224)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.45)	(.386)	(.315)	(.292)	(.224)
Net Asset Value, End of Period	$32.59	$32.64	$28.53	$26.83	$22.60

Total Return	1.24%	15.77%	7.49%	20.02%	45.76%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,325	$3,078	$2,382	$1,451	$1,056
Ratio of Total Expenses to
Average Net Assets	0.11%	0.13%	0.13%	0.13%	0.18%
Ratio of Net Investment Income to
Average Net Assets	1.34%	1.28%	1.18%	1.25%	1.26%
Portfolio Turnover Rate[1]	16%	13%	18%	19%	39%[2]

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2  Includes activity related to a change in the fund’s target index.

20

Vanguard Small-Cap Index Fund

Signal Shares
	Year	Dec. 15,
	Ended	2006[1] to
	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$29.42	$29.98
Investment Operations
Net Investment Income	.406	.004
Net Realized and Unrealized Gain (Loss) on Investments	(.042)	(.251)
Total from Investment Operations	.364	(.247)
Distributions
Dividends from Net Investment Income	(.404)	(.313)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.404)	(.313)
Net Asset Value, End of Period	$29.38	$29.42

Total Return	1.25%	–0.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,625	$157
Ratio of Total Expenses to Average Net Assets	0.11%	0.13%*
Ratio of Net Investment Income to Average Net Assets	1.34%	1.28%*
Portfolio Turnover Rate[2]	16%	13%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

21

Vanguard Small-Cap Index Fund

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$32.65	$28.54	$26.84	$22.61	$15.66
Investment Operations
Net Investment Income	.457	.411	.343	.306	.240
Net Realized and Unrealized Gain (Loss)
on Investments	(.041)	4.101	1.690	4.228	6.944
Total from Investment Operations	.416	4.512	2.033	4.534	7.184
Distributions
Dividends from Net Investment Income	(.466)	(.402)	(.333)	(.304)	(.234)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.466)	(.402)	(.333)	(.304)	(.234)
Net Asset Value, End of Period	$32.60	$32.65	$28.54	$26.84	$22.61

Total Return	1.29%	15.82%	7.56%	20.06%	45.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,585	$3,107	$2,089	$1,648	$1,111
Ratio of Total Expenses to
Average Net Assets	0.07%	0.08%	0.08%	0.08%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.38%	1.33%	1.23%	1.30%	1.33%
Portfolio Turnover Rate[1]	16%	13%	18%	19%	39%[2]

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2  Includes activity related to a change in the fund’s target index.

22

Vanguard Small-Cap Index Fund

ETF Shares

				Jan. 26,
				2004[1] to
	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$68.16	$59.59	$56.05	$50.65
Investment Operations
Net Investment Income	.959	.836	.668	.585
Net Realized and Unrealized Gain (Loss) on Investments	(.093)	8.569	3.555	5.436
Total from Investment Operations	.866	9.405	4.223	6.021
Distributions
Dividends from Net Investment Income	(.956)	(.835)	(.683)	(.621)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.956)	(.835)	(.683)	(.621)
Net Asset Value, End of Period	$68.07	$68.16	$59.59	$56.05

Total Return	1.27%	15.79%	7.53%	11.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,121	$670	$265	$186
Ratio of Total Expenses to Average Net Assets	0.10%	0.10%	0.10%	0.18%*
Ratio of Net Investment Income to Average Net Assets	1.35%	1.31%	1.20%	1.19%*
Portfolio Turnover Rate[2]	16%	13%	18%	19%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

23

Vanguard Small-Cap Index Fund

Notes to Financial Statements

Vanguard Small-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

24

Vanguard Small-Cap Index Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2007, the fund had contributed capital of $1,243,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.24% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2007, the fund realized $1,336,501,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

25

Vanguard Small-Cap Index Fund

For tax purposes, at December 31, 2007, the fund had $5,027,000 of ordinary income available for distribution. The fund had available realized losses of $562,424,000 to offset future net capital gains of $326,341,000 through December 31, 2011, $23,049,000 through December 31, 2015, and $213,034,000 through December 31, 2016.

At December 31, 2007, the cost of investment securities for tax purposes was $13,248,893,000. Net unrealized appreciation of investment securities for tax purposes was $2,484,551,000, consisting of unrealized gains of $3,698,276,000 on securities that had risen in value since their purchase and $1,213,725,000 in unrealized losses on securities that had fallen in value since their purchase.

At December 31, 2007, the aggregate settlement value of open futures contracts expiring in March 2008 and the related unrealized appreciation (depreciation) were:

			($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
Russell 2000 Index	128	49,421	1,756
E-mini Russell 2000 Index	550	42,471	(344)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the year ended December 31, 2007, the fund purchased $6,041,044,000 of investment securities and sold $5,035,137,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at December 31, 2007, was $778,892,000, for which the fund received cash collateral of $830,202,000.

26

Vanguard Small-Cap Index Fund

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
		2007		2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,361,813	39,979	1,566,416	50,715
Issued in Lieu of Cash Distributions	74,557	2,316	70,372	2,168
Redeemed	(2,056,376)	(60,246)	(1,582,229)	(51,136)
Net Increase (Decrease)—Investor Shares	(620,006)	(17,951)	54,559	1,747
Admiral Shares
Issued	818,163	23,907	952,912	30,830
Issued in Lieu of Cash Distributions	28,260	877	31,519	971
Redeemed	(1,683,933)	(47,757)	(652,204)	(20,992)
Net Increase (Decrease)—Admiral Shares	(837,510)	(22,973)	332,227	10,809
Signal Shares
Issued	1,803,211	57,241	159,697	5,325
Issued in Lieu of Cash Distributions	20,008	690	1,656	57
Redeemed	(241,754)	(7,956)	(1,724)	(58)
Net Increase (Decrease)—Signal Shares	1,581,465	49,975	159,629	5,324
Institutional Shares
Issued	1,279,839	37,539	1,143,786	36,968
Issued in Lieu of Cash Distributions	46,539	1,445	34,286	1,055
Redeemed	(828,354)	(24,209)	(495,523)	(16,035)
Net Increase (Decrease)—Institutional Shares	498,024	14,775	682,549	21,988
ETF Shares
Issued	3,122,592	43,730	1,773,739	27,087
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,669,928)	(37,100)	(1,423,740)	(21,700)
Net Increase (Decrease)—ETF Shares	452,664	6,630	349,999	5,387

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

27

Vanguard Small-Cap Growth Index Fund

Fund Profile

As of December 31, 2007

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	935	934	4,843
Median Market Cap	$1.8B	$1.8B	$37.7B
Price/Earnings Ratio	30.4x	30.4x	17.8x
Price/Book Ratio	3.5x	3.5x	2.7x
Yield		0.3%	1.8%
Investor Shares	0.3%
Institutional Shares	0.5%
ETF Shares	0.4%
Return on Equity	14.7%	14.7%	19.2%
Earnings Growth Rate	24.9%	24.9%	20.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	31.7%	—	—
Expense Ratio		—	—
Investor Shares	0.22%
Institutional Shares	0.07%
ETF Shares	0.11%
Short-Term Reserves	0.6%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	14.4%	14.4%	9.4%
Consumer Staples	2.9	2.9	8.9
Energy	10.8	10.8	12.3
Financials	4.7	4.6	18.3
Health Care	19.6	19.7	12.0
Industrials	16.3	16.4	11.7
Information Technology	24.7	24.6	16.5
Materials	5.0	5.0	3.8
Telecommunication
Services	1.5	1.5	3.3
Utilities	0.1	0.1	3.8

Volatility Measures[3]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.84
Beta	1.00	1.48

28

Ten Largest Holdings[4] (% of total net assets)

BE Aerospace, Inc.	aerospace and
	defense	0.6%
Respironics, Inc.	health care
	equipment	0.5
Terra Industries, Inc.	fertilizers and
	agricultural
	chemicals	0.5
Mettler-Toledo	electronic equipment
International Inc.	manufacturers	0.5
Chipotle Mexican Grill, Inc.	restaurants	0.5
Priceline.com, Inc.	internet retail	0.5
Cleveland-Cliffs Inc.	steel	0.5
ResMed Inc.	health care
	equipment	0.5
FLIR Systems, Inc.	electronic equipment
	manufacturers	0.5
General Cable Corp.	electronic
	components and
	equipment	0.4
Top Ten		5.0%

Investment Focus

1  MSCI US Small Cap Growth Index.

2  Dow Jones Wilshire 5000 Index.

3  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 62.

4  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

29

Vanguard Small-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 21, 1998–December 31, 2007

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2007			Final Value
			Since	of a $10,000
	One Year	Five Years	Inception[1]	Investment
Small-Cap Growth Index Fund
Investor Shares[2]	9.63%	17.19%	8.29%	$21,506
Dow Jones Wilshire 5000 Index	5.73	14.07	5.16	16,217
Spliced Small Cap Growth Index[3]	9.71	17.10	8.07	21,089
Average Small-Cap Growth Fund[4]	8.70	15.14	6.81	18,840

30

				Final Value of
			Since	a $5,000,000
	One Year	Five Years	Inception[1]	Investment
Small-Cap Growth Index Fund Institutional Shares	9.78%	17.38%	9.31%	$9,837,899
Dow Jones Wilshire 5000 Index	5.73	14.07	3.53	6,509,719
Spliced Small Cap Growth Index[3]	9.71	17.10	8.94	9,590,651

			Final Value
		Since	of a $10,000
	One Year	Inception[1]	Investment
Small-Cap Growth Index Fund ETF Shares
Net Asset Value	9.74%	9.40%	$14,235
Dow Jones Wilshire 5000 Index	5.73	9.01	14,036
MSCI US Small Cap Growth Index	9.71	9.38	14,222

1  Performance for the fund and its comparative standards is calculated since the following inception dates: May 21, 1998, for Investor Shares; May 24, 2000, for Institutional Shares; and January 26, 2004, for ETF Shares.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  S&P SmallCap 600/Barra Growth Index through May 16, 2003; MSCI US Small Cap Growth Index thereafter.

4  Derived from data provided by Lipper Inc.

31

Vanguard Small-Cap Growth Index Fund

Cumulative Returns of ETF Shares: January 26, 2004[1]–December 31, 2007
		Cumulative
	One Year	Since Inception
Small-Cap Growth Index Fund ETF Shares
Market Price	9.81%	42.39%
Small-Cap Growth Index Fund ETF Shares
Net Total Returns	9.74	42.35
MSCI US Small Cap Growth Index	9.71	42.22

Fiscal-Year Total Returns (%): May 21, 1998–December 31, 2007

1  Inception.

2  S&P SmallCap 600/Barra Growth Index through May 16, 2003; MSCI US Small Cap Growth Index thereafter. Note: See Financial Highlights tables on pages 39-41 for dividend and capital gains information.

32

Vanguard Small-Cap Growth Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2007

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
*	Priceline.com, Inc.	178,813	20,538	0.4%
	DeVry, Inc.	299,287	15,551	0.4%
†	Other—Consumer Discretionary		592,684	13.5%
			628,773	14.3%
Consumer Staples
	Church & Dwight, Inc.	326,376	17,647	0.4%
†	Other—Consumer Staples		108,816	2.5%
			126,463	2.9%
Energy
*	Oceaneering International, Inc.	272,161	18,330	0.4%
*	Helix Energy Solutions Group, Inc.	429,718	17,833	0.4%
*	Quicksilver Resources, Inc.	252,493	15,046	0.4%
*	Dresser Rand Group, Inc.	382,504	14,937	0.3%
*	Core Laboratories N.V.	116,716	14,557	0.3%
*	Petrohawk Energy Corp.	840,064	14,542	0.3%
	Massey Energy Co.	401,903	14,368	0.3%
*	Atwood Oceanics, Inc.	141,207	14,155	0.3%
†	Other—Energy		347,329	8.0%
			471,097	10.7%
Financials
*^	Affiliated Managers Group, Inc.	146,311	17,186	0.4%
†	Other—Financials		183,167	4.2%
			200,353	4.6%
Health Care
*	Respironics, Inc.	365,310	23,921	0.5%
*	ResMed Inc.	383,676	20,155	0.4%
*	VCA Antech, Inc.	415,117	18,361	0.4%
*	IDEXX Laboratories Corp.	302,984	17,764	0.4%

33

*	Inverness Medical Innovations, Inc.	315,935	17,749	0.4%
*	BioMarin Pharmaceutical Inc.	475,185	16,822	0.4%
*	Pediatrix Medical Group, Inc.	242,806	16,547	0.4%
*	Gen-Probe Inc.	262,740	16,534	0.4%
*	MGI Pharma, Inc.	396,198	16,058	0.4%
*	Illumina, Inc.	267,165	15,832	0.4%
*	Onyx Pharmaceuticals, Inc.	270,950	15,070	0.3%
*	OSI Pharmaceuticals, Inc.	286,853	13,915	0.3%
†	Other—Health Care		648,156	14.8%
			856,884	19.5%
Industrials
*	BE Aerospace, Inc.	458,168	24,237	0.6%
*	General Cable Corp.	260,134	19,063	0.4%
*	Alliant Techsystems, Inc.	166,449	18,935	0.4%
	Bucyrus International, Inc.	185,189	18,406	0.4%
*	Corrections Corp. of America	612,804	18,084	0.4%
	Flowserve Corp.	183,578	17,660	0.4%
*	Covanta Holding Corp.	609,418	16,857	0.4%
	Donaldson Co., Inc.	353,517	16,396	0.4%
*	Copart, Inc.	361,718	15,391	0.4%
*	FTI Consulting, Inc.	231,581	14,275	0.3%
*	Thomas & Betts Corp.	286,364	14,043	0.3%
†	Other—Industrials		519,550	11.9%
			712,897	16.3%
Information Technology
*	Mettler-Toledo International Inc.	184,126	20,954	0.5%
*	FLIR Systems, Inc.	633,720	19,835	0.5%
*	CommScope, Inc.	333,245	16,399	0.4%
*	ANSYS, Inc.	385,023	15,963	0.4%
*	Equinix, Inc.	157,822	15,951	0.4%
*	Brocade Communications Systems, Inc.	1,985,184	14,571	0.3%
*	Ciena Corp.	422,886	14,425	0.3%
*	Itron, Inc.	150,188	14,414	0.3%
*	MICROS Systems, Inc.	201,862	14,163	0.3%
*	Varian Semiconductor Equipment Associates, Inc.	378,768	14,014	0.3%
†	Other—Information Technology		913,020	20.8%
			1,073,709	24.5%
Materials
*	Terra Industries, Inc.	454,919	21,727	0.5%
	Cleveland-Cliffs Inc.	203,131	20,476	0.5%
	CF Industries Holdings, Inc.	161,361	17,759	0.4%
	Nalco Holding Co.	714,869	17,286	0.4%
†	Other—Materials		141,048	3.2%
			218,296	5.0%

34

Telecommunication Services
* SBA Communications Corp.	463,066	15,670	0.4%
† Other—Telecommunication Services		49,491	1.1%
		65,161	1.5%

† Utilities		5,420	0.1%
Total Common Stocks (Cost $3,888,429)		4,359,053	99.4%[1]
Temporary Cash Investments
Money Market Fund
[2] Vanguard Market Liquidity Fund, 4.664%	46,363,685	46,364	1.1%
[2] Vanguard Market Liquidity Fund, 4.664%—Note F	221,083,276	221,083	5.0%
		267,447	6.1%

†[3] U.S. Agency Obligations		1,994	0.0%
Total Temporary Cash Investments (Cost $269,441)		269,441	6.1%[1]
Total Investments (Cost $4,157,870)		4,628,494	105.5%
Other Assets and Liabilities
Other Assets—Note B		21,170	0.5%
Security Lending Collateral Payable to Brokers—Note F		(221,083)	(5.0%)
Other Liabilities		(42,406)	(1.0%)
		(242,319)	(5.5%)
Net Assets		4,386,175	100.0%

35

Vanguard Small-Cap Growth Index Fund

At December 31, 2007, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	4,091,673
Overdistributed Net Investment Income	(3,072)
Accumulated Net Realized Losses	(173,728)
Unrealized Appreciation
Investment Securities	470,624
Futures Contracts	678
Net Assets	4,386,175

Investor Shares—Net Assets
Applicable to 141,156,794 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,824,566
Net Asset Value Per Share—Investor Shares	$20.01

Institutional Shares—Net Assets
Applicable to 35,087,372 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	703,246
Net Asset Value Per Share—Institutional Shares	$20.04

ETF Shares—Net Assets
Applicable to 12,058,353 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	858,363
Net Asset Value Per Share—ETF Shares	$71.18

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. See Note F in Notes to Financial Statements.

†  Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 5.6%, respectively, of net assets. See Note D in Notes to Financial Statements.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  Securities with a value of $1,994,000 have been segregated as initial margin for open futures contracts.

4  See Note D in Notes to Financial Statements for the tax-basis components of net assets.

36

Vanguard Small-Cap Growth Index Fund

Statement of Operations

Year Ended
December 31, 2007
($000)
Investment Income
Income
Dividends	20,204
Interest[1]	1,793
Security Lending	6,347
Total Income	28,344
Expenses
The Vanguard Group—Note B
Investment Advisory Services	161
Management and Administrative—Investor Shares	4,475
Management and Administrative—Institutional Shares	143
Management and Administrative—ETF Shares	449
Marketing and Distribution—Investor Shares	658
Marketing and Distribution—Institutional Shares	132
Marketing and Distribution—ETF Shares	172
Custodian Fees	438
Auditing Fees	27
Shareholders’ Reports—Investor Shares	90
Shareholders’ Reports—Institutional Shares	23
Shareholders’ Reports—ETF Shares	39
Trustees’ Fees and Expenses	5
Total Expenses	6,812
Expenses Paid Indirectly—Note C	(40)
Net Expenses	6,772
Net Investment Income	21,572
Realized Net Gain (Loss)
Investment Securities Sold	324,912
Futures Contracts	(2,384)
Realized Net Gain (Loss)	322,528
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(45,220)
Futures Contracts	800
Change in Unrealized Appreciation (Depreciation)	(44,420)
Net Increase (Decrease) in Net Assets Resulting from Operations	299,680

1  Interest income from an affiliated company of the fund was $1,457,000.

37

Vanguard Small-Cap Growth Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	21,572	8,624
Realized Net Gain (Loss)	322,528	118,477
Change in Unrealized Appreciation (Depreciation)	(44,420)	133,952
Net Increase (Decrease) in Net Assets Resulting from Operations	299,680	261,053
Distributions
Net Investment Income
Investor Shares	(13,044)	(6,221)
Institutional Shares	(4,183)	(1,077)
ETF Shares	(5,007)	(2,018)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(22,234)	(9,316)
Capital Share Transactions—Note G
Investor Shares	421,491	285,058
Institutional Shares	421,067	167,475
ETF Shares	283,966	273,576
Net Increase (Decrease) from Capital Share Transactions	1,126,524	726,109
Total Increase (Decrease)	1,403,970	977,846
Net Assets
Beginning of Period	2,982,205	2,004,359
End of Period[1]	4,386,175	2,982,205

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($3,072,000) and ($2,410,000).

38

Vanguard Small-Cap Growth Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$18.34	$16.43	$15.16	$13.08	$9.17
Investment Operations
Net Investment Income	.095	.051	.04	.02	.021
Net Realized and Unrealized Gain (Loss)
on Investments	1.669	1.911	1.27	2.08	3.911
Total from Investment Operations	1.764	1.962	1.31	2.10	3.932
Distributions
Dividends from Net Investment Income	(.094)	(.052)	(.04)	(.02)	(.022)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.094)	(.052)	(.04)	(.02)	(.022)
Net Asset Value, End of Period	$20.01	$18.34	$16.43	$15.16	$13.08

Total Return[1]	9.63%	11.94%	8.64%	16.06%	42.88%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,825	$2,208	$1,726	$1,435	$907
Ratio of Total Expenses to
Average Net Assets	0.22%	0.23%	0.23%	0.23%	0.27%
Ratio of Net Investment Income to
Average Net Assets	0.52%	0.30%	0.27%	0.13%	0.21%
Portfolio Turnover Rate[2]	32%	40%	39%	41%	91%[3]

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3  Includes activity related to a change in the fund’s target index.

39

Vanguard Small-Cap Growth Index Fund

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$18.37	$16.46	$15.18	$13.09	$9.17
Investment Operations
Net Investment Income	.125	.08	.073	.048	.039
Net Realized and Unrealized Gain (Loss)
on Investments	1.669	1.91	1.270	2.080	3.911
Total from Investment Operations	1.794	1.99	1.343	2.128	3.950
Distributions
Dividends from Net Investment Income	(.124)	(.08)	(.063)	(.038)	(.030)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.124)	(.08)	(.063)	(.038)	(.030)
Net Asset Value, End of Period	$20.04	$18.37	$16.46	$15.18	$13.09

Total Return	9.78%	12.09%	8.84%	16.26%	43.08%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$703	$257	$73	$38	$30
Ratio of Total Expenses to
Average Net Assets	0.07%	0.08%	0.08%	0.08%	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.67%	0.45%	0.42%	0.28%	0.38%
Portfolio Turnover Rate[1]	32%	40%	39%	41%	91%[2]

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2  Includes activity related to a change in the fund’s target index.

40

Vanguard Small-Cap Growth Index Fund

ETF Shares

				Jan. 26,
				2004[1] to
	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$65.24	$58.47	$53.95	$50.77
Investment Operations
Net Investment Income	.415	.262	.200	.091
Net Realized and Unrealized Gain (Loss) on Investments	5.940	6.773	4.534	3.177
Total from Investment Operations	6.355	7.035	4.734	3.268
Distributions
Dividends from Net Investment Income	(.415)	(.265)	(.214)	(.088)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.415)	(.265)	(.214)	(.088)
Net Asset Value, End of Period	$71.18	$65.24	$58.47	$53.95

Total Return	9.74%	12.03%	8.77%	6.44%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$858	$518	$206	$92
Ratio of Total Expenses to Average Net Assets	0.11%	0.12%	0.12%	0.22%*
Ratio of Net Investment Income to Average Net Assets	0.63%	0.41%	0.37%	0.15%*
Portfolio Turnover Rate[2]	32%	40%	39%	41%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

41

Vanguard Small-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Small-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

42

Vanguard Small-Cap Growth Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2007, the fund had contributed capital of $360,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.36% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended December 31, 2007, custodian fee offset arrangements reduced the fund’s expenses by $40,000.

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2007, the fund realized $434,545,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2007, the fund had $762,000 of ordinary income available for distribution. The fund had available realized losses of $170,298,000 to offset future net capital gains of $13,814,000 through December 31, 2011, $15,893,000 through December 31, 2014, $12,561,000 through December 31, 2015, and $128,030,000 through December 31, 2016.

At December 31, 2007, the cost of investment securities for tax purposes was $4,160,618,000. Net unrealized appreciation of investment securities for tax purposes was $467,876,000, consisting of unrealized gains of $766,233,000 on securities that had risen in value since their purchase and $298,357,000 in unrealized losses on securities that had fallen in value since their purchase.

43

Vanguard Small-Cap Growth Index Fund

At December 31, 2007, the aggregate settlement value of open futures contracts expiring in March 2008 and the related unrealized appreciation (depreciation) were:

			($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
Russell 2000 Index	46	17,761	581
E-mini Russell 2000 Index	80	6,178	97

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. During the year ended December 31, 2007, the fund purchased $3,418,997,000 of investment securities and sold $2,297,506,000 of investment securities other than temporary cash investments.

F. The market value of securities on loan to broker-dealers at December 31, 2007, was $206,397,000, for which the fund received cash collateral of $221,083,000.

G. Capital share transactions for each class of shares were:

	Year Ended December 31,
		2007	2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	964,991	48,107	849,050	47,904
Issued in Lieu of Cash Distributions	12,288	626	5,601	306
Redeemed	(555,788)	(27,954)	(569,593)	(32,829)
Net Increase (Decrease)—Investor Shares	421,491	20,779	285,058	15,381
Institutional Shares
Issued	515,647	25,803	196,373	11,158
Issued in Lieu of Cash Distributions	3,957	201	1,047	57
Redeemed	(98,537)	(4,882)	(29,945)	(1,682)
Net Increase (Decrease)—Institutional Shares	421,067	21,122	167,475	9,533
ETF Shares
Issued	1,461,000	20,320	667,882	10,618
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,177,034)	(16,200)	(394,306)	(6,200)
Net Increase (Decrease)—ETF Shares	283,966	4,120	273,576	4,418

H. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

44

Vanguard Small-Cap Value Index Fund

Fund Profile

As of December 31, 2007

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	987	982	4,843
Median Market Cap	$1.6B	$1.6B	$37.7B
Price/Earnings Ratio	17.6x	17.7x	17.8x
Price/Book Ratio	1.6x	1.6x	2.7x
Yield		2.3%	1.8%
Investor Shares	2.3%
Institutional Shares	2.4%
ETF Shares	2.4%
Return on Equity	11.5%	11.5%	19.2%
Earnings Growth Rate	14.3%	14.2%	20.7%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	33.9%	—	—
Expense Ratio		—	—
Investor Shares	0.22%
Institutional Shares	0.07%
ETF Shares	0.11%
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	11.4%	11.3%	9.4%
Consumer Staples	3.6	3.6	8.9
Energy	5.0	5.0	12.3
Financials	30.4	30.6	18.3
Health Care	4.7	4.7	12.0
Industrials	16.5	16.5	11.7
Information Technology	10.0	10.0	16.5
Materials	8.1	7.9	3.8
Telecommunication
Services	0.9	0.9	3.3
Utilities	9.4	9.5	3.8

Volatility Measures[3]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.84
Beta	1.00	1.27

45

Ten Largest Holdings[4] (% of total net assets)

Energen Corp.	gas utilities	0.5%
URS Corp.	construction and
	engineering	0.5
Service Corp.	specialized consumer
International	services	0.5
Forest Oil Corp.	oil and
	gas exploration
	and production	0.5
Sierra Pacific Resources	electric utilities	0.5
FMC Corp.	diversified chemicals	0.5
CMS Energy Corp.	multi-utilities	0.5
Synopsys, Inc.	application software	0.4
Reliance Steel &
Aluminum Co.	steel	0.4
National Fuel Gas Co.	gas utilities	0.4
Top Ten		4.7%

Investment Focus

1  MSCI US Small Cap Value Index.

2  Dow Jones Wilshire 5000 Index.

3  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 62.

4  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

46

Vanguard Small-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 21, 1998–December 31, 2007

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2007			Final Value
			Since	of a $10,000
	One Year	Five Years	Inception[1]	Investment
Small-Cap Value Index Fund Investor Shares[2]	–7.07%	14.78%	8.25%	$21,429
Dow Jones Wilshire 5000 Index	5.73	14.07	5.16	16,217
Spliced Small Cap Value Index[3]	–6.94	14.65	7.84	20,653
Average Small-Cap Value Fund[4]	–5.54	15.08	8.75	22,405

				Final Value of
			Since	a $5,000,000
	One Year	Five Years	Inception[1]	Investment
Small-Cap Value Index Fund Institutional Shares	–6.89%	14.95%	11.85%	$12,339,358
Dow Jones Wilshire 5000 Index	5.73	14.07	3.04	6,367,431
Spliced Small Cap Value Index[3]	–6.94	14.65	11.34	11,892,836

			Final Value
		Since	of a $10,000
	One Year	Inception[1]	Investment
Small-Cap Value Index Fund ETF Shares
Net Asset Value	–6.96%	8.63%	$13,843
Dow Jones Wilshire 5000 Index	5.73	9.01	14,036
MSCI US Small Cap Value Index	–6.94	8.69	13,874

1  Performance for the fund and its comparative standards is calculated since the following inception dates: May 21, 1998, for Investor Shares; December 7, 1999, for Institutional Shares; and January 26, 2004, for ETF Shares.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  S&P SmallCap 600/Barra Value Index through May 16, 2003; MSCI US Small Cap Value Index thereafter.

4  Derived from data provided by Lipper Inc.

47

Vanguard Small-Cap Value Index Fund

Cumulative Returns of ETF Shares: January 26, 2004[1]–December 31, 2007
		Cumulative
	One Year	Since Inception
Small-Cap Value Index Fund ETF Shares
Market Price	–6.93%	38.47%
Small-Cap Value Index Fund ETF Shares
Net Total Returns	–6.96	38.43
MSCI US Small Cap Value Index	–6.94	38.74

Fiscal-Year Total Returns (%): May 21, 1998–December 31, 2007

1  Inception.

2	S&P SmallCap 600/Barra Value Index through May 16, 2003; MSCI US Small Cap Value Index thereafter. Note: See Financial Highlights tables on pages 55-57 for dividend and capital gains information.

48

Vanguard Small-Cap Value Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2007

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
	Service Corp. International	1,661,660	23,346	0.5%
	Snap-On Inc.	318,721	15,375	0.3%
†	Other—Consumer Discretionary		519,072	10.5%
			557,793	11.3%
Consumer Staples
	J.M. Smucker Co.	312,983	16,100	0.3%
	Corn Products International, Inc.	433,097	15,916	0.3%
†	Other—Consumer Staples		144,223	3.0%
			176,239	3.6%
Energy
*	Forest Oil Corp.	458,240	23,297	0.5%
*	Kinder Morgan Management, LLC	371,266	19,655	0.4%
	Tidewater Inc.	306,550	16,817	0.3%
	Helmerich & Payne, Inc.	389,212	15,596	0.3%
	Cabot Oil & Gas Corp.	364,959	14,733	0.3%
†	Other—Energy		156,702	3.2%
			246,800	5.0%
Financials
	Rayonier Inc. REIT	450,540	21,283	0.4%
	Health Care Inc. REIT	468,742	20,948	0.4%
	Alexandria Real Estate Equities, Inc. REIT	182,685	18,574	0.4%
	Waddell & Reed Financial, Inc.	485,218	17,512	0.4%
	Nationwide Health Properties, Inc. REIT	526,462	16,531	0.3%
	^Realty Income Corp. REIT	584,989	15,806	0.3%
	Cullen/Frost Bankers, Inc.	308,010	15,604	0.3%
	StanCorp Financial Group, Inc.	302,114	15,220	0.3%
	Bank of Hawaii Corp.	285,642	14,608	0.3%
†	Other—Financials		1,346,633	27.4%

49

			1,502,719	30.5%
Health Care
	PerkinElmer, Inc.	685,387	17,834	0.4%
	Perrigo Co.	460,870	16,135	0.3%
*	Watson Pharmaceuticals, Inc.	568,977	15,442	0.3%
	Universal Health Services Class B	290,569	14,877	0.3%
†	Other—Health Care		165,266	3.4%
			229,554	4.7%
Industrials
*	URS Corp.	461,550	25,076	0.5%
	Kennametal, Inc.	450,968	17,074	0.4%
	IDEX Corp.	470,972	17,016	0.3%
	Lincoln Electric Holdings, Inc.	236,411	16,828	0.3%
	Ryder System, Inc.	346,252	16,277	0.3%
	The Timken Co.	470,167	15,445	0.3%
	Hubbell Inc. Class B	295,606	15,253	0.3%
†	Other—Industrials		686,391	14.0%
			809,360	16.4%
Information Technology
*	Synopsys, Inc.	831,320	21,556	0.4%
*	Compuware Corp.	1,747,937	15,522	0.3%
†	Other—Information Technology		452,868	9.2%
			489,946	9.9%
Materials
	FMC Corp.	418,342	22,821	0.5%
	Reliance Steel & Aluminum Co.	397,334	21,535	0.4%
	Commercial Metals Co.	658,082	19,315	0.4%
	Packaging Corp. of America	609,702	17,194	0.4%
	Cytec Industries, Inc.	263,840	16,247	0.3%
	AptarGroup Inc.	377,800	15,456	0.3%
†	Other—Materials		285,670	5.8%
			398,238	8.1%

†	Telecommunication Services		42,144	0.9%

Utilities
	Energen Corp.	394,416	25,333	0.5%
	Sierra Pacific Resources	1,352,639	22,968	0.5%
	CMS Energy Corp.	1,299,843	22,591	0.5%
	National Fuel Gas Co.	459,353	21,443	0.4%
	OGE Energy Corp.	530,986	19,269	0.4%
	Puget Energy, Inc.	677,244	18,577	0.4%
	Southern Union Co.	590,375	17,333	0.4%
	AGL Resources Inc.	449,601	16,923	0.3%
	UGI Corp. Holding Co.	616,967	16,812	0.3%
	^Aqua America, Inc.	769,571	16,315	0.3%
	Westar Energy, Inc.	578,505	15,006	0.3%
	Great Plains Energy, Inc.	498,399	14,613	0.3%
	Atmos Energy Corp.	516,008	14,469	0.3%
†	Other—Utilities		223,113	4.5%
			464,765	9.4%

50

Total Common Stocks (Cost $4,698,521)		4,917,558	99.8%[1]
Temporary Cash Investments
Money Market Fund
[2] Vanguard Market Liquidity Fund, 4.664%	14,288,864	14,289	0.3%
[2] Vanguard Market Liquidity Fund, 4.664%—Note E	166,352,800	166,353	3.4%
		180,642	3.7%

†[3] U.S. Agency Obligation		1,992	0.0%
Total Temporary Cash Investments (Cost $182,634)		182,634	3.7%[1]
Total Investments (Cost $4,881,155)		5,100,192	103.5%
Other Assets and Liabilities
Other Assets—Note B		74,819	1.5%
Security Lending Collateral Payable to Brokers—Note E		(166,353)	(3.4%)
Other Liabilities		(82,199)	(1.6%)
		(173,733)	(3.5%)
Net Assets		4,926,459	100.0%

51

Vanguard Small-Cap Value Index Fund

At December 31, 2007, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	5,014,483
Overdistributed Net Investment Income	(3,031)
Accumulated Net Realized Losses	(303,878)
Unrealized Appreciation (Depreciation)
Investment Securities	219,037
Futures Contracts	(152)
Net Assets	4,926,459

Investor Shares—Net Assets
Applicable to 237,342,871 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,677,518
Net Asset Value Per Share—Investor Shares	$15.49

Institutional Shares—Net Assets
Applicable to 27,666,164 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	429,573
Net Asset Value Per Share—Institutional Shares	$15.53

ETF Shares—Net Assets
Applicable to 12,673,493 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	819,368
Net Asset Value Per Share—ETF Shares	$64.65

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

†  Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.2% and 3.3%, respectively, of net assets. See Note C in Notes to Financial Statements.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  Securities with a value of $1,992,000 have been segregated as initial margin for open futures contracts.

4  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

52

Vanguard Small-Cap Value Index Fund

Statement of Operations

Year Ended
December 31, 2007
($000)
Investment Income
Income
Dividends	114,950
Interest[1]	867
Security Lending	4,126
Total Income	119,943
Expenses
The Vanguard Group—Note B
Investment Advisory Services	218
Management and Administrative—Investor Shares	7,583
Management and Administrative—Institutional Shares	143
Management and Administrative—ETF Shares	462
Marketing and Distribution—Investor Shares	1,037
Marketing and Distribution—Institutional Shares	131
Marketing and Distribution—ETF Shares	178
Custodian Fees	539
Auditing Fees	28
Shareholders’ Reports—Investor Shares	127
Shareholders’ Reports—Institutional Shares	5
Shareholders’ Reports—ETF Shares	42
Trustees’ Fees and Expenses	8
Total Expenses	10,501
Net Investment Income	109,442
Realized Net Gain (Loss)
Investment Securities Sold	224,477
Futures Contracts	1,329
Realized Net Gain (Loss)	225,806
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(701,831)
Futures Contracts	12
Change in Unrealized Appreciation (Depreciation)	(701,819)
Net Increase (Decrease) in Net Assets Resulting from Operations	(366,571)

1  Interest income from an affiliated company of the fund was $757,000.

53

Vanguard Small-Cap Value Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	109,442	92,392
Realized Net Gain (Loss)	225,806	362,733
Change in Unrealized Appreciation (Depreciation)	(701,819)	323,757
Net Increase (Decrease) in Net Assets Resulting from Operations	(366,571)	778,882
Distributions
Net Investment Income
Investor Shares	(82,480)	(76,448)
Institutional Shares	(10,317)	(6,047)
ETF Shares	(19,320)	(9,561)
Realized Capital Gain
Investor Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(112,117)	(92,056)
Capital Share Transactions—Note F
Investor Shares	(275,469)	271,012
Institutional Shares	168,165	18,330
ETF Shares	378,127	277,048
Net Increase (Decrease) from Capital Share Transactions	270,823	566,390
Total Increase (Decrease)	(207,865)	1,253,216
Net Assets
Beginning of Period	5,134,324	3,881,108
End of Period[1]	4,926,459	5,134,324

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($3,031,000) and ($356,000).

54

Vanguard Small-Cap Value Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$17.05	$14.56	$13.97	$11.49	$ 8.52
Investment Operations
Net Investment Income	.344	.311	.263	.227	.192
Net Realized and Unrealized Gain (Loss)
on Investments	(1.551)	2.488	.589	2.478	2.976
Total from Investment Operations	(1.207)	2.799	.852	2.705	3.168
Distributions
Dividends from Net Investment Income	(.353)	(.309)	(.262)	(.225)	(.198)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.353)	(.309)	(.262)	(.225)	(.198)
Net Asset Value, End of Period	$15.49	$17.05	$14.56	$13.97	$11.49

Total Return[1]	–7.07%	19.24%	6.07%	23.55%	37.19%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,678	$4,314	$3,446	$2,947	$1,730
Ratio of Total Expenses to
Average Net Assets	0.22%	0.23%	0.23%	0.23%	0.27%
Ratio of Net Investment Income to
Average Net Assets	1.95%	2.06%	1.96%	2.15%	2.07%
Portfolio Turnover Rate[2]	34%	25%	28%	30%	100%[3]

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3  Includes activity related to a change in the fund’s target index.

55

Vanguard Small-Cap Value Index Fund

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$17.09	$14.59	$13.99	$11.50	$ 8.53
Investment Operations
Net Investment Income	.372	.345	.294	.255	.198
Net Realized and Unrealized Gain (Loss)
on Investments	(1.551)	2.488	.589	2.478	2.976
Total from Investment Operations	(1.179)	2.833	.883	2.733	3.174
Distributions
Dividends from Net Investment Income	(.381)	(.333)	(.283)	(.243)	(.204)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.381)	(.333)	(.283)	(.243)	(.204)
Net Asset Value, End of Period	$15.53	$17.09	$14.59	$13.99	$11.50

Total Return	–6.89%	19.44%	6.28%	23.77%	37.22%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$430	$310	$247	$153	$106
Ratio of Total Expenses to
Average Net Assets	0.07%	0.08%	0.08%	0.08%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.10%	2.21%	2.11%	2.29%	2.24%
Portfolio Turnover Rate[1]	34%	25%	28%	30%	100%[2]

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2  Includes activity related to a change in the fund’s target index.

56

Vanguard Small-Cap Value Index Fund

ETF Shares

				Jan. 26,
				2004[1] to
	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$71.16	$60.76	$58.31	$50.53
Investment Operations
Net Investment Income	1.531	1.380	1.174	.930
Net Realized and Unrealized Gain (Loss) on Investments	(6.474)	10.391	2.443	7.818
Total from Investment Operations	(4.943)	11.771	3.617	8.748
Distributions
Dividends from Net Investment Income	(1.567)	(1.371)	(1.167)	(.968)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.567)	(1.371)	(1.167)	(.968)
Net Asset Value, End of Period	$64.65	$71.16	$60.76	$58.31

Total Return	–6.96%	19.40%	6.20%	17.34%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$819	$510	$188	$47
Ratio of Total Expenses to Average Net Assets	0.11%	0.12%	0.12%	0.22%*
Ratio of Net Investment Income to Average Net Assets	2.06%	2.17%	2.07%	2.16%*
Portfolio Turnover Rate[2]	34%	25%	28%	30%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

57

Vanguard Small-Cap Value Index Fund

Notes to Financial Statements

Vanguard Small-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: Investor Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

58

Vanguard Small-Cap Value Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2007, the fund had contributed capital of $417,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.42% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2007, the fund realized $446,477,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchange fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2007, the fund had $2,839,000 of ordinary income available for distribution. The fund had available realized losses of $302,522,000 to offset future net capital gains of $67,032,000 through December 31, 2011, $86,085,000 through December 31, 2015, and $149,405,000 through December 31, 2016.

At December 31, 2007, the cost of investment securities for tax purposes was $4,881,622,000. Net unrealized appreciation of investment securities for tax purposes was $218,570,000, consisting of unrealized gains of $711,998,000 on securities that had risen in value since their purchase and $493,428,000 in unrealized losses on securities that had fallen in value since their purchase.

59

Vanguard Small-Cap Value Index Fund

At December 31, 2007, the aggregate settlement value of open futures contracts expiring in March 2008 and the related unrealized appreciation (depreciation) were:

($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
E-mini Russell 2000 Index	220	16,988	(152)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the year ended December 31, 2007, the fund purchased $3,429,792,000 of investment securities and sold $3,131,259,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at December 31, 2007, was $155,061,000, for which the fund received cash collateral of $166,353,000.

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
		2007		2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	998,369	58,420	988,544	61,990
Issued in Lieu of Cash Distributions	76,259	4,934	70,455	4,169
Redeemed	(1,350,097)	(79,017)	(787,987)	(49,861)
Net Increase (Decrease)—Investor Shares	(275,469)	(15,663)	271,012	16,298
Institutional Shares
Issued	375,146	21,639	98,157	6,180
Issued in Lieu of Cash Distributions	7,755	500	4,228	250
Redeemed	(214,736)	(12,598)	(84,055)	(5,256)
Net Increase (Decrease)—Institutional Shares	168,165	9,541	18,330	1,174
ETF Shares
Issued	1,589,273	22,302	1,260,357	18,385
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,211,146)	(16,800)	(983,309)	(14,300)
Net Increase (Decrease)—ETF Shares	378,127	5,502	277,048	4,085

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

60

Report of Independent Registered

Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund and Vanguard Small-Cap Value Index Fund:

In our opinion, the accompanying statements of net assets-investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Small-Cap Index Fund, Vanguard Small-Cap Growth Index Fund, and Vanguard Small-Cap Value Index Fund (constituting separate portfolios of Vanguard Index Funds, hereafter referred to as the “Funds”) at December 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and brokers and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 8, 2008

61

Special 2007 tax information (unaudited) for Vanguard U.S. Stock Index Funds (Small-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2007, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Qualified Dividend Income
Index Fund	($000)
Small-Cap	149,417
Small-Cap Growth	18,489
Small-Cap Value	84,670

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Index Fund	Percentage
Small-Cap	73.5%
Small-Cap Growth	83.6
Small-Cap Value	72.7

62

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Vanguard U.S. Stock Index Funds—Small Capitalization Portfolios
Periods Ended December 31, 2007
	One	Five	Ten
	Year	Years	Years[1]
Small-Cap Index Fund Investor Shares[2]
Returns Before Taxes	1.16%	17.00%	7.75%
Returns After Taxes on Distributions	0.90	16.75	6.66
Returns After Taxes on Distributions and Sale of Fund Shares	0.94	14.93	6.18

Small-Cap Growth Index Fund Investor Shares[2]
Returns Before Taxes	9.63%	17.19%	8.29%
Returns After Taxes on Distributions	9.53	17.14	8.05
Returns After Taxes on Distributions and Sale of Fund Shares	6.34	15.19	7.19

Small-Cap Value Index Fund Investor Shares[2]
Returns Before Taxes	–7.07%	14.78%	8.25%
Returns After Taxes on Distributions	–7.49	14.34	7.06
Returns After Taxes on Distributions and Sale of Fund Shares	–4.29	12.85	6.48

1  For Vanguard Small-Cap Growth Index and Small-Cap Value Index Funds, returns are annualized since inception on May 21, 1998.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

63

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on page 63 illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the funds’ expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

64

Six Months Ended December 31, 2007
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	6/30/2007	12/31/2007	Period[1]
Based on Actual Fund Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$926.46	$1.07
Admiral Shares	1,000.00	927.01	0.49
Signal Shares	1,000.00	926.99	0.49
Institutional Shares	1,000.00	927.23	0.34
ETF Shares	1,000.00	927.09	0.49
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$966.52	$1.09
Institutional Shares	1,000.00	967.06	0.35
ETF Shares	1,000.00	966.86	0.50
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$884.99	$1.05
Institutional Shares	1,000.00	886.27	0.33
ETF Shares	1,000.00	885.85	0.48
Based on Hypothetical 5% Yearly Return
Small-Cap Index Fund
Investor Shares	$1,000.00	$1,024.10	$1.12
Admiral Shares	1,000.00	1,024.70	0.51
Signal Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.85	0.36
ETF Shares	1,000.00	1,024.70	0.51
Small-Cap Growth Index Fund
Investor Shares	$1,000.00	$1,024.10	$1.12
Institutional Shares	1,000.00	1,024.85	0.36
ETF Shares	1,000.00	1,024.70	0.51
Small-Cap Value Index Fund
Investor Shares	$1,000.00	$1,024.10	$1.12
Institutional Shares	1,000.00	1,024.85	0.36
ETF Shares	1,000.00	1,024.70	0.51

1  The calculations are based on expenses incurred in the most recent six-month period.The funds’ annualized six-month expense ratios for that period are: 0.22% for the Small-Cap Index Fund Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, and 0.10% for ETF Shares; 0.22% for the Small-Cap Growth Index Fund Investor Shares, 0.07% for Institutional Shares, and 0.10% for ETF Shares; 0.22% for the Small-Cap Value Index Fund Investor Shares, 0.07% for Institutional Shares, and 0.10% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

65

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

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66

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group.
Chief Executive Officer
152 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
152 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
152 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005; Trustee of Drexel University and of the
Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
152 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
152 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean, Director of Faculty
152 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) since 2003; Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
152 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
152 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
152 Vanguard Funds Overseen

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
152 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	F. William McNabb, III	Ralph K. Packard
Mortimer J. Buckley	Paul A. Heller	Michael S. Miller	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1  Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Vanguard ETF, Admiral, Signal, Connect
with Vanguard, and the ship logo are trademarks of
Direct Investor Account Services > 800-662-2739	The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036
The funds or securities referred to herein are not
Text Telephone for People	sponsored, endorsed, or promoted by MSCI, and
With Hearing Impairment > 800-952-3335	MSCI bears no liability with respect to any such funds
or securities. For any such funds or securities, the
prospectus or the Statement of Additional Information
contains a more detailed description of the limited
This material may be used in conjunction	relationship MSCI has with The Vanguard Group and
with the offering of shares of any Vanguard	any related funds.
fund only if preceded or accompanied by
the fund’s current prospectus.

All other marks are the exclusive property of their
respective owners.

All comparative mutual fund data are from Lipper Inc.
You can review and copy information about your fund	or Morningstar, Inc., unless otherwise noted.
at the SEC’s Public Reference Room in Washington, D.C.	You can obtain a free copy of Vanguard’s proxy voting
To find out more about this public service, call the SEC	guidelines by visiting our website, www.vanguard.com,
at 202-551-8090. Information about your fund is also	and searching for “proxy voting guidelines,” or by
available on the SEC’s website, and you can receive	calling Vanguard at 800-662-2739. The guidelines are
copies of this information, for a fee, by sending a	also available from the SEC’s website, www.sec.gov.
request in either of two ways: via e-mail addressed to	In addition, you may obtain a free report on how your
publicinfo@sec.gov or via regular mail addressed to the	fund voted the proxies for securities it owned during
Public Reference Section, Securities and Exchange	the 12 months ended June 30. To get the report, visit
Commission, Washington, DC 20549-0102.	either www.vanguard.com or www.sec.gov.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q480 022008

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (12.8%)
*		Priceline.com, Inc.	308,548	35,440
		Service Corp. International	2,454,721	34,489
		DeVry, Inc.	516,304	26,827
*		Saks Inc.	1,094,516	22,722
		Snap-On Inc.	470,451	22,695
*		Hanesbrands Inc.	819,087	22,255
		Strayer Education, Inc.	123,916	21,138
		Orient-Express Hotel Ltd.	362,788	20,868
		Gentex Corp.	1,166,561	20,730
*		LKQ Corp.	983,296	20,669
*		Bally Technologies Inc.	415,046	20,636
*		Dick’s Sporting Goods, Inc.	718,116	19,935
*		Scientific Games Corp.	594,000	19,750
		Sotheby’s	509,053	19,395
*		Chipotle Mexican Grill, Inc. Class B	150,343	18,500
		Meredith Corp.	331,805	18,243
		Burger King Holdings Inc.	635,269	18,112
		Phillips-Van Heusen Corp.	479,910	17,689
*		Aeropostale, Inc.	662,289	17,551
		Tupperware Brands Corp.	527,676	17,429
*	^	Chipotle Mexican Grill, Inc.	117,088	17,220
*		Fossil, Inc.	407,458	17,105
*		Lear Corp.	592,680	16,394
*		J. Crew Group, Inc.	338,316	16,310
*		Deckers Outdoor Corp.	103,836	16,101
*		DreamWorks Animation SKG, Inc.	612,351	15,639
*		Jarden Corp.	660,658	15,598
		Barnes & Noble, Inc.	449,792	15,495
		John Wiley & Sons Class A	349,435	14,966
	^	Polaris Industries, Inc.	306,381	14,636
*		Big Lots Inc.	913,008	14,599
*		Gaylord Entertainment Co.	351,122	14,210
*		AnnTaylor Stores Corp.	552,582	14,124
*	^	Life Time Fitness, Inc.	282,851	14,052
*		Marvel Entertainment, Inc.	520,047	13,890
*		The Cheesecake Factory Inc.	585,686	13,887
*		Jack in the Box Inc.	537,005	13,839
*		The Warnaco Group, Inc.	388,772	13,529
*		WMS Industries, Inc.	364,065	13,339
		OfficeMax, Inc.	644,055	13,306
*		Getty Images, Inc.	455,775	13,217
		Belo Corp. Class A	751,668	13,109
*	^	Vail Resorts Inc.	233,484	12,564
		Matthews International Corp.	267,442	12,535
*		Pinnacle Entertainment, Inc.	510,939	12,038
*		Sonic Corp.	549,534	12,035
		Men’s Wearhouse, Inc.	436,751	11,784
	^	Thor Industries, Inc.	309,861	11,778
		MDC Holdings, Inc.	313,339	11,634
*	^	Netflix.com, Inc.	431,656	11,491
		Wolverine World Wide, Inc.	457,342	11,214
*		Corinthian Colleges, Inc.	723,110	11,136
		Regal Entertainment Group Class A	609,008	11,005

		International Speedway Corp.	266,274	10,965
*		Tractor Supply Co.	300,479	10,799
		Interactive Data Corp.	322,917	10,659
	^	Arbitron Inc.	254,924	10,597
		Tempur-Pedic International Inc.	406,849	10,566
		Regis Corp.	377,881	10,566
*	^	Under Armour, Inc.	240,608	10,507
*		Gemstar-TV Guide International, Inc.	2,200,260	10,473
*		Tenneco Automotive, Inc.	397,611	10,366
		Choice Hotels International, Inc.	308,813	10,253

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

*		Morningstar, Inc.	129,272	10,051
		Callaway Golf Co.	575,848	10,037
*		TRW Automotive Holdings Corp.	473,362	9,893
		Ryland Group, Inc.	358,010	9,863
*		Scholastic Corp.	281,700	9,828
		Dillard’s Inc.	522,481	9,812
*		Collective Brands, Inc.	557,302	9,691
*		Lions Gate Entertainment Corp.	1,017,181	9,582
*		Carter’s, Inc.	494,624	9,571
*	^	Panera Bread Co.	262,138	9,390
*		Quiksilver, Inc.	1,065,535	9,142
		National CineMedia Inc.	359,383	9,060
*		INVESTools Inc.	505,374	8,965
		American Greetings Corp. Class A	439,332	8,918
*		Iconix Brand Group Inc.	437,255	8,596
*		Rent-A-Center, Inc.	590,486	8,574
*		Pacific Sunwear of California, Inc.	601,520	8,487
		Cooper Tire & Rubber Co.	506,829	8,403
*	^	Blue Nile Inc.	122,442	8,333
	^	Pool Corp.	419,758	8,324
		Jackson Hewitt Tax Service Inc.	257,620	8,179
*		The Gymboree Corp.	263,360	8,022
		Bob Evans Farms, Inc.	295,006	7,944
*		Live Nation, Inc.	535,823	7,780
*		Timberland Co.	429,573	7,767
*		Bright Horizons Family Solutions, Inc.	224,115	7,741
		Stewart Enterprises, Inc. Class A	832,223	7,407
*		Genesco, Inc.	194,838	7,365
		American Axle & Manufacturing Holdings, Inc.	387,554	7,216
		Aaron Rents, Inc.	372,077	7,159
*		CEC Entertainment Inc.	275,419	7,150
*	^	NutriSystem, Inc.	263,189	7,101
		Harte-Hanks, Inc.	404,548	6,999
*		Tween Brands, Inc.	262,642	6,955
		Ethan Allen Interiors, Inc.	243,728	6,946
		ArvinMeritor, Inc.	587,138	6,887
*	^	Zale Corp.	419,114	6,731

*		Coinstar, Inc.	238,563	6,716
*	^	TiVo Inc.	796,357	6,642
		CBRL Group, Inc.	198,685	6,435
		Penske Automotive Group Inc.	365,268	6,378
*		Sally Beauty Co. Inc.	694,478	6,285
*		Champion Enterprises, Inc.	658,567	6,204
		Ameristar Casinos, Inc.	221,344	6,096
		The McClatchy Co. Class A	485,802	6,082
*		Steiner Leisure Ltd.	137,716	6,082
		Circuit City Stores, Inc.	1,441,240	6,053
*		Charming Shoppes, Inc.	1,096,644	5,933
		CKE Restaurants Inc.	440,741	5,818
*	^	Cabela’s Inc.	364,928	5,499
*		Skechers U.S.A., Inc.	280,734	5,477
		Stage Stores, Inc.	368,772	5,458
		Columbia Sportswear Co.	123,563	5,448
		Brown Shoe Co., Inc.	358,923	5,445
*		The Children’s Place Retail Stores, Inc.	209,439	5,431
*		JAKKS Pacific, Inc.	229,567	5,420
		Borders Group, Inc.	503,295	5,360
*		The Dress Barn, Inc.	428,160	5,356
*		Hibbett Sports Inc.	267,422	5,343
		Domino’s Pizza, Inc.	403,466	5,338
		Winnebago Industries, Inc.	250,267	5,261
*		Texas Roadhouse, Inc.	475,533	5,259
*		Morgans Hotel Group	267,698	5,161
*		Aftermarket Technology Corp.	189,129	5,156
*		Exide Technologies	642,798	5,142
		Sonic Automotive, Inc.	264,001	5,111

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

		RCN Corp.	324,346	5,057
		The Pep Boys (Manny, Moe & Jack)	440,199	5,053
		Lee Enterprises, Inc.	341,993	5,010
*		Visteon Corp.	1,111,408	4,879
*		RC2 Corp.	172,881	4,853
		Blyth, Inc.	219,605	4,818
*	^	P.F. Chang’s China Bistro, Inc.	209,833	4,793
*		Valassis Communications, Inc.	409,967	4,792
	^	IHOP Corp.	130,257	4,765
		Group 1 Automotive, Inc.	195,526	4,644
		Cinemark Holdings Inc.	272,298	4,629
*		Drew Industries, Inc.	168,068	4,605
		Asbury Automotive Group, Inc.	301,621	4,539
*		CKX, Inc.	375,003	4,500
		Hearst-Argyle Television Inc.	202,808	4,484
		UniFirst Corp.	116,811	4,439
		Modine Manufacturing Co.	267,757	4,421
*	^	Jos. A. Bank Clothiers, Inc.	155,064	4,412
*		Pre-Paid Legal Services, Inc.	79,407	4,395
		Churchill Downs, Inc.	81,423	4,394
*		Red Robin Gourmet Burgers, Inc.	136,488	4,366
*		Papa John’s International, Inc.	192,031	4,359
		Ruby Tuesday, Inc.	442,445	4,314
*		Helen of Troy Ltd.	247,149	4,236
*		Entravision Communications Corp.	538,884	4,219
		Movado Group, Inc.	165,158	4,177
*	^	Raser Technologies, Inc.	280,624	4,167
		Cato Corp. Class A	265,696	4,161
*		Universal Electronics, Inc.	124,053	4,148
		K-Swiss, Inc.	228,761	4,141
		Speedway Motorsports, Inc.	131,478	4,086
	^	Furniture Brands International Inc.	394,290	3,967
	^	Sealy Corp.	352,904	3,949
*		Pier 1 Imports Inc.	752,402	3,935
*		Gaiam, Inc.	131,440	3,901
		The Buckle, Inc.	116,488	3,844
		Triarc Cos., Inc. Class B	435,574	3,816
*	^	Charter Communications, Inc.	3,238,069	3,789
		Sinclair Broadcast Group, Inc.	450,626	3,700
		Journal Communications, Inc.	411,815	3,682
*		California Pizza Kitchen, Inc.	235,845	3,672
		Kellwood Co.	220,079	3,662
*	^	Blockbuster Inc. Class A	936,308	3,652
*		Shuffle Master, Inc.	299,795	3,595
		Media General, Inc. Class A	168,970	3,591
		Christopher & Banks Corp.	308,647	3,534
		Oxford Industries, Inc.	136,864	3,527
	^	Superior Industries International, Inc.	192,536	3,498
	^	La-Z-Boy Inc.	438,716	3,479
*	^	Universal Technical Institute Inc.	204,302	3,473
*		GSI Commerce, Inc.	178,077	3,472
*		Steven Madden, Ltd.	172,726	3,455
*		Coldwater Creek Inc.	516,261	3,454

*		Cox Radio, Inc.	283,077	3,439
		Entercom Communications Corp.	249,242	3,412
*		Peet’s Coffee & Tea Inc.	117,169	3,406
*		99 Cents Only Stores	417,385	3,322
*		Fleetwood Enterprises, Inc.	549,395	3,285
*	^	Zumiez Inc.	134,315	3,272
*		Knology, Inc.	254,643	3,254
	^	Citadel Broadcasting Corp.	1,572,740	3,240
		Monro Muffler Brake, Inc.	165,284	3,221
*		Charlotte Russe Holding Inc.	194,145	3,135
*	^	Buffalo Wild Wings Inc.	135,001	3,135
		Fred’s, Inc.	324,149	3,122
		bebe stores, inc.	238,072	3,062

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

*	^	LodgeNet Entertainment Corp.	175,524	3,061
		O’Charley’s Inc.	202,667	3,036
		Kimball International, Inc. Class B	219,560	3,008
*		Volcom, Inc.	134,822	2,970
		Gray Television, Inc.	359,270	2,881
*		Lin TV Corp.	234,131	2,849
*		Denny’s Corp.	759,558	2,848
		The Marcus Corp.	183,295	2,832
*	^	True Religion Apparel, Inc.	130,482	2,786
*	^	Meritage Corp.	190,762	2,779
*	^	Select Comfort Corp.	385,983	2,706
*		Shutterfly, Inc.	104,301	2,672
		GateHouse Media, Inc.	299,039	2,626
		Big 5 Sporting Goods Corp.	181,957	2,624
		Sauer-Danfoss, Inc.	103,183	2,585
		World Wrestling Entertainment, Inc.	173,035	2,554
*		Steak n Shake Co.	230,197	2,509
*		Jo-Ann Stores, Inc.	191,171	2,501
	^	Beazer Homes USA, Inc.	335,123	2,490
	^	Talbots Inc.	208,475	2,464
*		AFC Enterprises, Inc.	217,488	2,462
	^	Landry’s Restaurants, Inc.	123,453	2,432
		CSS Industries, Inc.	65,990	2,422
*		Fisher Communications, Inc.	63,027	2,392
*		Monarch Casino & Resort, Inc.	98,272	2,366
*	^	MarineMax, Inc.	152,530	2,364
*		Capella Education Co.	36,045	2,359
*		BJ’s Restaurants Inc.	144,401	2,348
*		Great Wolf Resorts, Inc.	236,113	2,316
		Ambassadors Group, Inc.	125,174	2,292
*	^	Mediacom Communications Corp.	495,475	2,274
*		Cumulus Media Inc.	282,267	2,269
*	^	DSW Inc. Class A	118,374	2,221
*		Hot Topic, Inc.	378,967	2,206
*	^	Hovnanian Enterprises Inc. Class A	304,850	2,186
		Monaco Coach Corp.	242,894	2,157
	^	Standard Pacific Corp.	620,724	2,079
		FTD Group, Inc.	160,896	2,072
*	^	Overstock.com, Inc.	131,162	2,037
	^	Spartan Motors, Inc.	264,430	2,020
*		Blockbuster Inc. Class B	584,285	2,010
		Warner Music Group Corp.	318,955	1,933
*	^	Avatar Holding, Inc.	46,010	1,924
*		Core-Mark Holding Co., Inc.	66,930	1,922
*	^	Martha Stewart Living Omnimedia, Inc.	206,191	1,911
*		A.C. Moore Arts & Crafts, Inc.	138,320	1,902
	^	Systemax Inc.	92,502	1,880
		Lithia Motors, Inc.	136,748	1,878
*	^	CSK Auto Corp.	374,201	1,875
*		Leapfrog Enterprises, Inc.	274,928	1,850
*	^	Build-A-Bear-Workshop, Inc.	132,139	1,843
*		Harris Interactive Inc.	430,820	1,835
*		Stamps.com Inc.	150,158	1,829

*		Nexcen Brands, Inc.	376,292	1,821
	^	Brookfield Homes Corp.	115,177	1,820
		Kenneth Cole Productions, Inc.	101,211	1,770
*		1-800-FLOWERS.COM, Inc.	197,453	1,724
*	^	iRobot Corp.	95,284	1,723
*	^	ValueVision Media, Inc.	270,190	1,699
*	^	Krispy Kreme Doughnuts, Inc.	536,421	1,695
*		Playboy Enterprises, Inc. Class B	184,835	1,686
*	^	Smith & Wesson Holding Corp.	273,910	1,671
*	^	Six Flags, Inc.	808,792	1,642
*		Isle of Capri Casinos, Inc.	116,345	1,602
*		Radio One, Inc. Class D	631,688	1,497
*		New York & Co., Inc.	228,001	1,455

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

		Dover Downs Gaming & Entertainment, Inc.	127,154	1,430
*	^	Jamba Inc.	381,490	1,411
	^	Building Materials Holding Corp.	250,919	1,388
*		MTR Gaming Group Inc.	200,069	1,358
	^	Tuesday Morning Corp.	266,831	1,353
*		Ruth’s Chris Steak House Inc.	151,021	1,350
*		Bluegreen Corp.	187,130	1,345
	^	Nautilus Inc.	269,190	1,306
		PRIMEDIA Inc.	153,286	1,303
*		Citi Trends Inc.	83,860	1,295
		Westwood One, Inc.	645,967	1,285
*		Retail Ventures, Inc.	242,121	1,232
		Arctic Cat, Inc.	100,692	1,202
		Triarc Cos., Inc. Class A	135,517	1,183
	^	M/I Homes, Inc.	108,456	1,139
		Stein Mart, Inc.	238,853	1,132
*	^	WCI Communities, Inc.	296,757	1,122
*	^	Trump Entertainment Resorts, Inc.	252,723	1,087
*	^	Emmis Communications, Inc.	281,792	1,085
*	^	Conn’s, Inc.	59,395	1,016
*		Town Sports International Holdings, Inc.	101,413	969
*	^	Palm Harbor Homes, Inc.	90,386	954
		Finish Line, Inc.	364,942	883
		Marine Products Corp.	116,804	819
		Bon-Ton Stores, Inc.	62,779	596
*	^	Heelys Inc.	71,350	497
*	^	Magna Entertainment Corp. Class A	349,366	339
*		Radio One, Inc.	17,737	41
*		Voyager Learning Co.	178	1
				1,909,242
Consumer Staples (3.2%)
		Church & Dwight, Inc.	563,037	30,443
		J.M. Smucker Co.	462,028	23,767
		Corn Products International, Inc.	639,374	23,497
*		BJ’s Wholesale Club, Inc.	564,508	19,097
		Herbalife Ltd.	443,148	17,850
		Alberto-Culver Co.	710,982	17,447
*	^	Central European Distribution Corp.	291,151	16,910
		Flowers Foods, Inc.	702,628	16,449
		Del Monte Foods Co.	1,730,340	16,369
*		NBTY, Inc.	489,501	13,412
*	^	Rite Aid Corp.	4,721,937	13,174
*		Ralcorp Holdings, Inc.	210,569	12,800
		Longs Drug Stores, Inc.	258,088	12,130
		Universal Corp. (VA)	233,923	11,982
		Casey’s General Stores, Inc.	389,938	11,546
		Ruddick Corp.	328,360	11,384
*		United Natural Foods, Inc.	348,165	11,044
*		Hain Celestial Group, Inc.	339,576	10,866
		Pilgrim’s Pride Corp.	370,152	10,716
*	^	Chattem, Inc.	139,249	10,519
*		Performance Food Group Co.	303,030	8,142
*		Darling International, Inc.	695,736	8,043

*		Winn-Dixie Stores, Inc.	460,707	7,772
		Lancaster Colony Corp.	194,636	7,727
		Nu Skin Enterprises, Inc.	469,280	7,710
	^	Vector Group Ltd.	359,999	7,222
*		Chiquita Brands International, Inc.	363,402	6,683
*		The Great Atlantic & Pacific Tea Co., Inc.	207,991	6,516
*		TreeHouse Foods Inc.	266,836	6,135
		The Andersons, Inc.	129,535	5,803
*		Green Mountain Coffee Roasters, Inc.	139,865	5,692
*	^	American Oriental Bioengineering, Inc.	509,932	5,650
		WD-40 Co.	140,203	5,323
		Sanderson Farms, Inc.	155,261	5,245

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

*		The Pantry, Inc.	195,927	5,120
		Tootsie Roll Industries, Inc.	185,495	5,086
		Seaboard Corp.	3,227	4,744
		Reddy Ice Holdings, Inc.	185,791	4,702
*		Elizabeth Arden, Inc.	219,941	4,476
		Lance, Inc.	199,976	4,083
		Nash-Finch Co.	115,391	4,071
		J & J Snack Foods Corp.	128,114	4,007
		Weis Markets, Inc.	91,897	3,670
*		Boston Beer Co., Inc. Class A	82,701	3,114
*		Alliance One International, Inc.	755,547	3,075
*	^	USANA Health Sciences, Inc.	76,081	2,821
		Ingles Markets, Inc.	106,042	2,692
		PriceSmart, Inc.	88,500	2,660
	^	Cal-Maine Foods, Inc.	99,366	2,636
*		Prestige Brands Holdings Inc.	299,285	2,239
*		Central Garden & Pet Co. Class A	394,834	2,116
		Coca-Cola Bottling Co.	34,487	2,031
*	^	Spectrum Brands Inc.	339,569	1,810
*	^	Jones Soda Co.	214,182	1,593
*		Revlon, Inc. Class A	1,231,040	1,453
		Farmer Brothers, Inc.	62,097	1,428
		Alico, Inc.	32,051	1,170
*	^	Central Garden and Pet Co.	195,559	1,126
	^	Mannatech, Inc.	140,409	887
		National Beverage Corp.	99,285	798
				478,673
Energy (7.9%)
		Helmerich & Payne, Inc.	884,721	35,451
*		Forest Oil Corp.	677,045	34,421
		Cabot Oil & Gas Corp.	829,602	33,491
*		Oceaneering International, Inc.	470,066	31,659
*		Helix Energy Solutions Group, Inc.	742,020	30,794
*		Kinder Morgan Management, LLC	548,070	29,015
*		Quicksilver Resources, Inc.	435,587	25,957
*		Dresser Rand Group, Inc.	660,585	25,796
*		Core Laboratories N.V.	201,285	25,104
*		Petrohawk Energy Corp.	1,449,169	25,085
		Tidewater Inc.	452,658	24,833
		Massey Energy Co.	693,354	24,787
*		Atwood Oceanics, Inc.	243,552	24,414
*		Superior Energy Services, Inc.	695,943	23,954
		St. Mary Land & Exploration Co.	542,001	20,927
*		Whiting Petroleum Corp.	362,897	20,925
		Foundation Coal Holdings, Inc.	387,754	20,357
		Holly Corp.	399,306	20,321
		Overseas Shipholding Group Inc.	265,148	19,735
*		Unit Corp.	396,683	18,347
*		Alpha Natural Resources, Inc.	559,692	18,179
*		SEACOR Holdings Inc.	191,239	17,735
*		Global Industries Ltd.	804,715	17,237
*		Hercules Offshore, Inc.	722,709	17,186
*		Dril-Quip, Inc.	293,654	16,345

*		Mariner Energy Inc.	707,782	16,194
		Penn Virginia Corp.	340,531	14,857
*		W-H Energy Services, Inc.	261,523	14,700
		Berry Petroleum Class A	325,342	14,461
*		Encore Acquisition Co.	431,940	14,414
*		Oil States International, Inc.	403,021	13,751
*		Comstock Resources, Inc.	379,378	12,899
*	^	Cheniere Energy, Inc.	383,670	12,523
	^	Crosstex Energy, Inc.	333,931	12,436
*		ATP Oil & Gas Corp.	243,652	12,314
		Atlas America, Inc.	206,147	12,200
*	^	Willbros Group, Inc.	307,806	11,786

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

*		Arena Resources, Inc.	276,026	11,513
*		Swift Energy Co.	256,974	11,335
*		Continental Resources, Inc.	430,798	11,257
*		EXCO Resources, Inc.	714,620	11,062
*		Carrizo Oil & Gas, Inc.	201,408	11,027
*		Bristow Group, Inc.	192,842	10,924
*	^	Delta Petroleum Corp.	567,268	10,693
*		Stone Energy Corp.	227,517	10,673
*		Bill Barrett Corp.	248,240	10,394
*		TETRA Technologies, Inc.	634,481	9,879
*		ION Geophysical Corp.	623,134	9,833
*		Patriot Coal Corp.	226,457	9,452
*		Rosetta Resources, Inc.	433,879	8,604
*		Grey Wolf, Inc.	1,587,878	8,463
*		Hornbeck Offshore Services, Inc.	188,169	8,458
*	^	USEC Inc.	917,890	8,261
		W&T Offshore, Inc.	260,630	7,808
*		NATCO Group Inc.	139,968	7,579
*		Petroleum Development Corp.	127,289	7,527
		Lufkin Industries, Inc.	128,823	7,380
*		Gulfmark Offshore, Inc.	156,918	7,342
*		Parker Drilling Co.	955,122	7,211
		World Fuel Services Corp.	231,860	6,731
*		Complete Production Services, Inc.	373,878	6,719
*		Warren Resources Inc.	473,008	6,684
*	^	Oilsands Quest, Inc.	1,581,185	6,451
		Western Refining, Inc.	262,178	6,347
		CARBO Ceramics Inc.	167,467	6,230
		General Maritime Corp.	253,335	6,194
*	^	International Coal Group, Inc.	1,112,410	5,963
*		Parallel Petroleum Corp.	335,451	5,914
*		Contango Oil & Gas Co.	115,664	5,886
*	^	US BioEnergy Corp.	465,519	5,451
*	^	Cal Dive International, Inc.	403,257	5,339
*	^	Enbridge Energy Management LLC	100,557	5,261
*	^	VeraSun Energy Corp.	335,196	5,122
*		Pioneer Drilling Co.	425,192	5,051
*		PetroQuest Energy, Inc.	350,837	5,017
*		Matrix Service Co.	227,749	4,969
*		T-3 Energy Services, Inc.	98,942	4,651
*		Trico Marine Services, Inc.	124,511	4,609
*	^	McMoRan Exploration Co.	349,324	4,573
*		Dawson Geophysical Co.	61,771	4,414
*		Gulfport Energy Corp.	234,934	4,290
*	^	BPZ Energy, Inc.	374,714	4,189
*		Newpark Resources, Inc.	766,903	4,180
*		Harvest Natural Resources, Inc.	321,221	4,015
*	^	Goodrich Petroleum Corp.	176,298	3,988
*		Uranium Resources Inc.	311,968	3,893
*		Basic Energy Services Inc.	175,401	3,850
		MarkWest Hydrocarbon, Inc.	56,155	3,518
		Gulf Island Fabrication, Inc.	109,014	3,457
*	^	Aventine Renewable Energy Holdings, Inc.	268,232	3,423

	^	RPC Inc.	291,987	3,419
*		Bois d’Arc Energy, Inc.	169,729	3,369
*		Veneco Inc.	167,153	3,331
*		PHI Inc. Non-Voting Shares	105,962	3,287
*		OYO Geospace Corp.	39,772	2,997
*		Superior Well Services, Inc.	139,856	2,968
*		Energy Partners, Ltd.	243,232	2,873
*		Allis-Chalmers Energy Inc.	192,546	2,840
*		Brigham Exploration Co.	370,744	2,788
		Alon USA Energy, Inc.	99,549	2,706
*		Bronco Drilling Co., Inc.	178,196	2,646
*	^	GMX Resources Inc.	73,519	2,373
*	^	Pacific Ethanol, Inc.	282,743	2,321

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

*		Rentech, Inc.	1,250,815	2,264
		Delek US Holdings, Inc.	109,928	2,224
*	^	SulphCo, Inc.	395,281	2,063
*		Clean Energy Fuels Corp.	131,863	1,996
*	^	GeoGlobal Resources Inc.	304,527	1,507
*	^	Evergreen Energy, Inc.	673,158	1,501
*	^	Verenium Corp.	268,635	1,340
				1,178,457
Financials (17.3%)
		Rayonier Inc. REIT	665,130	31,421
	^	Health Care Inc. REIT	692,630	30,954
*		Affiliated Managers Group, Inc.	252,716	29,684
		Alexandria Real Estate Equities, Inc. REIT	269,783	27,429
		Waddell & Reed Financial, Inc.	716,252	25,850
		Nationwide Health Properties, Inc. REIT	777,033	24,399
		Realty Income Corp. REIT	863,464	23,331
		Cullen/Frost Bankers, Inc.	454,658	23,033
		Jones Lang LaSalle Inc.	319,761	22,754
		StanCorp Financial Group, Inc.	446,055	22,472
		Taubman Co. REIT	452,020	22,235
		Bank of Hawaii Corp.	421,849	21,573
		Jefferies Group, Inc.	913,752	21,062
		Essex Property Trust, Inc. REIT	215,021	20,962
		Aspen Insurance Holdings Ltd.	715,295	20,629
*		Philadelphia Consolidated Holding Corp.	518,931	20,420
		The Hanover Insurance Group Inc.	443,256	20,301
*		Conseco, Inc.	1,611,913	20,246
		Digital Realty Trust, Inc. REIT	521,104	19,995
		Mack-Cali Realty Corp. REIT	580,263	19,729
		Arthur J. Gallagher & Co.	814,165	19,695
		Endurance Specialty Holdings Ltd.	469,195	19,579
		Wilmington Trust Corp.	551,834	19,425
		Valley National Bancorp	973,138	18,548
		Platinum Underwriters Holdings, Ltd.	514,033	18,279
*		Alleghany Corp.	45,284	18,204
*		Investment Technology Group, Inc.	379,346	18,053
		BRE Properties Inc. Class A REIT	433,368	17,564
		Allied World Assurance Holdings, Ltd.	348,540	17,486
		Senior Housing Properties Trust REIT	757,990	17,191
		Apollo Investment Corp.	998,650	17,027
		Douglas Emmett, Inc. REIT	750,655	16,972
		Fulton Financial Corp.	1,480,011	16,606
		Erie Indemnity Co. Class A	316,302	16,413
		Washington Federal Inc.	746,099	15,750
		Kilroy Realty Corp. REIT	279,396	15,356
		BancorpSouth, Inc.	631,692	14,914
		Webster Financial Corp.	465,268	14,875
		Potlatch Corp. REIT	333,489	14,820
		HRPT Properties Trust REIT	1,913,196	14,789
*		SVB Financial Group	293,223	14,778
		Commerce Group, Inc.	404,410	14,551
		Whitney Holdings Corp.	549,140	14,360
		National Retail Properties REIT	607,340	14,200

	Montpelier Re Holdings Ltd.	834,756	14,199
	Zenith National Insurance Corp.	316,557	14,160
	National Financial Partners Corp.	308,997	14,093
*	ProAssurance Corp.	254,299	13,966
	Reinsurance Group of America, Inc.	264,854	13,900
	FirstMerit Corp.	687,687	13,761
	Highwood Properties, Inc. REIT	463,911	13,630
	Assured Guaranty Ltd.	509,258	13,516
	Susquehanna Bancshares, Inc.	728,265	13,429
	First Industrial Realty Trust REIT	388,121	13,429
	DCT Industrial Trust Inc. REIT	1,438,873	13,396
	Delphi Financial Group, Inc.	376,232	13,273

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

*		GFI Group Inc.	137,502	13,162
		Post Properties, Inc. REIT	373,121	13,104
		BioMed Realty Trust, Inc. REIT	559,405	12,961
		First Midwest Bancorp, Inc.	421,444	12,896
		Home Properties, Inc. REIT	286,887	12,867
		Hilb, Rogal and Hamilton Co.	315,603	12,804
		CBL & Associates Properties, Inc. REIT	533,120	12,747
		Brandywine Realty Trust REIT	705,137	12,643
		East West Bancorp, Inc.	520,065	12,601
		UCBH Holdings, Inc.	887,811	12,571
		Washington REIT	398,947	12,531
		Corporate Office Properties Trust, Inc. REIT	382,833	12,059
		IPC Holdings Ltd.	413,631	11,942
		optionsXpress Holdings Inc.	350,203	11,844
*		Knight Capital Group, Inc. Class A	811,381	11,684
		Mercury General Corp.	233,850	11,648
		DiamondRock Hospitality Co. REIT	768,845	11,517
		Entertainment Properties Trust REIT	240,071	11,283
	^	Westamerica Bancorporation	253,043	11,273
*		Interactive Brokers Group, Inc.	342,993	11,086
		The Phoenix Cos., Inc.	927,951	11,015
		LaSalle Hotel Properties REIT	342,590	10,929
		Strategic Hotels and Resorts, Inc. REIT	635,797	10,637
		Selective Insurance Group	457,420	10,516
*		Argo Group International Holdings	248,111	10,453
		Healthcare Realty Trust Inc. REIT	409,995	10,410
		First Niagara Financial Group, Inc.	856,404	10,311
		Alabama National BanCorporation	130,563	10,159
		Max Re Capital Ltd.	360,757	10,098
		Tanger Factory Outlet Centers, Inc. REIT	267,577	10,090
		NewAlliance Bancshares, Inc.	867,020	9,988
		Trustmark Corp.	392,012	9,941
		First Community Bancorp	239,034	9,858
		R.L.I. Corp.	173,128	9,832
		Pennsylvania REIT	331,209	9,830
		The South Financial Group, Inc.	623,792	9,750
	^	Thornburg Mortgage, Inc. REIT	1,051,460	9,715
		UMB Financial Corp.	251,932	9,664
		Cathay General Bancorp	363,627	9,632
	^	Maguire Properties, Inc. REIT	322,291	9,498
		MFA Mortgage Investments, Inc. REIT	1,022,106	9,454
		Citizens Banking Corp.	646,270	9,377
		Sunstone Hotel Investors, Inc. REIT	511,705	9,359
		Omega Healthcare Investors, Inc. REIT	580,818	9,322
		United Bankshares, Inc.	331,939	9,301
		International Bancshares Corp.	441,991	9,255
*		FCStone Group, Inc.	199,130	9,166
		Odyssey Re Holdings Corp.	247,116	9,072
		Equity Lifestyle Properties, Inc. REIT	197,599	9,024
		American Financial Realty Trust REIT	1,108,663	8,891
		Mid-America Apartment Communities, Inc. REIT	207,273	8,861
		Prosperity Bancshares, Inc.	299,176	8,793
		Ares Capital Corp.	595,900	8,718

	^	Greenhill & Co., Inc.	129,857	8,633
		Boston Private Financial Holdings, Inc.	318,560	8,627
		Colonial Properties Trust REIT	380,493	8,611
		EastGroup Properties, Inc. REIT	203,419	8,513
		First Charter Corp.	281,585	8,408
		Cash America International Inc.	253,332	8,183
*	^	Enstar Group Ltd.	66,177	8,101
*		Signature Bank	239,093	8,069
		Umpqua Holdings Corp.	525,188	8,056
		FelCor Lodging Trust, Inc. REIT	506,875	7,902
		Hancock Holding Co.	205,254	7,841
	^	Redwood Trust, Inc. REIT	226,795	7,765
	^	Glacier Bancorp, Inc.	411,820	7,717

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)

		Pacific Capital Bancorp	381,988	7,689
	^	Franklin Street Properties Corp. REIT	514,857	7,620
		Old National Bancorp	509,238	7,618
		F.N.B. Corp.	517,460	7,607
		Lexington Realty Trust REIT	519,660	7,556
		MB Financial, Inc.	244,175	7,528
		Extra Space Storage Inc. REIT	526,597	7,525
		Inland Real Estate Corp. REIT	530,622	7,514
*		Navigators Group, Inc.	115,091	7,481
		Employers Holdings, Inc.	444,345	7,425
		Sovran Self Storage, Inc. REIT	184,461	7,397
*		Piper Jaffray Cos., Inc.	158,866	7,359
	^	Cousins Properties, Inc. REIT	332,448	7,347
		Equity One, Inc. REIT	315,567	7,267
		PS Business Parks, Inc. REIT	136,889	7,194
		Ashford Hospitality Trust REIT	995,604	7,158
		Provident Financial Services Inc.	493,765	7,120
		Sterling Bancshares, Inc.	635,500	7,092
		Horace Mann Educators Corp.	370,040	7,009
		Sterling Financial Corp.	417,022	7,002
		Midland Co.	107,562	6,958
		Alfa Corp.	310,471	6,728
*		Forestar Real Estate Group, Inc.	284,110	6,702
		Acadia Realty Trust REIT	261,334	6,693
		First Citizens BancShares Class A	44,999	6,563
		Wintrust Financial Corp.	192,719	6,385
	^	TrustCo Bank NY	641,531	6,364
	^	Frontier Financial Corp.	338,885	6,293
*		Dollar Financial Corp.	204,064	6,263
		American Campus Communities, Inc. REIT	231,792	6,224
		MCG Capital Corp.	534,554	6,195
		NBT Bancorp, Inc.	270,771	6,179
*		Alexander’s, Inc. REIT	17,259	6,097
	^	National Penn Bancshares Inc.	398,597	6,035
	^	First Commonwealth Financial Corp.	566,255	6,031
*	^	Investors Bancorp, Inc.	424,906	6,008
		Infinity Property & Casualty Corp.	165,221	5,969
		Tower Group, Inc.	178,643	5,967
		Capitol Federal Financial	190,722	5,912
	^	Park National Corp.	91,377	5,894
		Provident Bankshares Corp.	274,810	5,878
	^	Newcastle Investment Corp. REIT	451,462	5,851
*	^	KBW Inc.	225,709	5,776
		Calamos Asset Management, Inc.	192,913	5,745
		National Health Investors REIT	201,860	5,632
		CVB Financial Corp.	541,195	5,596
	^	Downey Financial Corp.	178,799	5,562
	^	Portfolio Recovery Associates, Inc.	136,740	5,424
	^	United Community Banks, Inc.	334,087	5,279
	^	PrivateBancorp, Inc.	161,078	5,259
		United Fire & Casualty Co.	178,192	5,184
*		Stifel Financial Corp.	96,664	5,082

		Parkway Properties Inc. REIT	136,231	5,038
		First Financial Bankshares, Inc.	132,790	5,000
		Brookline Bancorp, Inc.	484,811	4,926
		S & T Bancorp, Inc.	177,993	4,920
*		PICO Holdings, Inc.	145,108	4,879
		Saul Centers, Inc. REIT	91,063	4,865
		OneBeacon Insurance Group Ltd.	224,942	4,836
	^	Gramercy Capital Corp. REIT	198,481	4,825
		City Holding Co.	142,550	4,824
		Community Bank System, Inc.	242,492	4,818
		Central Pacific Financial Co.	260,661	4,812
	^	NorthStar Realty Finance Corp. REIT	527,628	4,706
	^	First Busey Corp.	235,794	4,683
		Financial Federal Corp.	209,964	4,680

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

		Bank Mutual Corp.	438,768	4,638
		Glimcher Realty Trust REIT	322,749	4,612
	^	LandAmerica Financial Group, Inc.	136,582	4,569
		Columbia Banking System, Inc.	152,394	4,531
*	^	First Federal Financial Corp.	125,115	4,482
		Chemical Financial Corp.	187,185	4,453
		Northwest Bancorp, Inc.	167,565	4,452
		First BanCorp Puerto Rico	606,638	4,422
*		Guaranty Financial Group, Inc.	275,294	4,405
		IBERIABANK Corp.	93,649	4,378
		Safety Insurance Group, Inc.	118,271	4,331
		Medical Properties Trust Inc. REIT	424,968	4,330
		Investors Real Estate Trust REIT	475,862	4,268
	^	RAIT Financial Trust REIT	493,479	4,254
*		Hilltop Holdings Inc.	385,796	4,213
		Amcore Financial, Inc.	185,095	4,202
		Harleysville Group, Inc.	117,580	4,160
		Provident New York Bancorp, Inc.	321,419	4,153
		Friedman, Billings, Ramsey Group, Inc. REIT	1,321,505	4,150
*	^	Tejon Ranch Co.	101,408	4,143
		Advance America, Cash Advance Centers, Inc.	403,337	4,098
	^	Cohen & Steers, Inc.	136,441	4,089
		Flagstone Reinsurance Holdings Ltd.	290,938	4,044
		LTC Properties, Inc. REIT	160,379	4,017
	^	Anthracite Capital Inc. REIT	548,390	3,970
		Getty Realty Holding Corp. REIT	148,650	3,966
		National Western Life Insurance Co. Class A	19,017	3,944
		Anworth Mortgage Asset Corp. REIT	469,534	3,878
		Cedar Shopping Centers, Inc. REIT	376,506	3,852
		FBL Financial Group, Inc. Class A	110,971	3,832
		U-Store-It Trust REIT	417,385	3,823
		Stewart Information Services Corp.	144,933	3,781
		Kite Realty Group Trust REIT	246,800	3,769
		WesBanco, Inc.	181,797	3,745
	^	IndyMac Bancorp, Inc.	627,099	3,731

		Renasant Corp.	171,423	3,698
		Harleysville National Corp.	252,922	3,685
*		Texas Capital Bancshares, Inc.	200,651	3,662
		Anchor Bancorp Wisconsin Inc.	154,501	3,634
		First Indiana Corp.	113,456	3,631
*		World Acceptance Corp.	134,290	3,623
		American Equity Investment Life Holding Co.	435,797	3,613
		First Potomac REIT	207,625	3,590
*		United America Indemnity, Ltd.	178,664	3,559
*		First Cash Financial Services, Inc.	240,301	3,528
		American Physicians Capital, Inc.	84,757	3,514
		Sterling Financial Corp. (PA)	212,863	3,495
		Sandy Spring Bancorp, Inc.	123,707	3,442
		Universal Health Realty Income REIT	96,512	3,420
		Ramco-Gershenson Properties Trust REIT	158,544	3,388
*		MarketAxess Holdings, Inc.	263,072	3,375
		Gamco Investors Inc. Class A	48,228	3,340
		Presidential Life Corp.	188,522	3,301
		CapLease, Inc. REIT	388,389	3,270
		State Auto Financial Corp.	122,670	3,226
*		TradeStation Group, Inc.	226,925	3,225
		Community Trust Bancorp Inc.	116,616	3,210
		First Financial Bancorp	280,679	3,200
		Amtrust Financial Services Inc.	229,690	3,163
*		EZCORP, Inc.	277,292	3,131
*	^	Western Alliance Bancorp	165,882	3,114
		Sun Communities, Inc. REIT	147,456	3,107
		First Merchants Corp.	142,022	3,102
		KNBT Bancorp Inc.	200,974	3,099
	^	Crystal River Capital Inc. REIT	212,791	3,073
*		Beneficial Mutual Bancorp, Inc.	314,693	3,059

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

		Independent Bank Corp. (MA)	111,604	3,038
	^	Capital Trust Class A REIT	97,590	2,991
		Hanmi Financial Corp.	346,969	2,991
*		CNA Surety Corp.	149,806	2,965
		BankFinancial Corp.	183,759	2,907
	^	TierOne Corp.	130,575	2,892
*		Pinnacle Financial Partners, Inc.	112,733	2,866
		Washington Trust Bancorp, Inc.	113,238	2,857
	^	Corus Bankshares Inc.	266,990	2,849
		Omega Financial Corp.	96,714	2,830
		Bank of the Ozarks, Inc.	107,052	2,805
		Compass Diversified Trust	188,213	2,804
		Capital Southwest Corp.	23,159	2,742
		Castlepoint Holdings Ltd.	228,488	2,742
		Education Realty Trust, Inc. REIT	243,256	2,734
		Banner Corp.	93,680	2,691
		SWS Group, Inc.	210,566	2,668
	^	Deerfield Capital Corp.	331,523	2,652
		First Financial Holdings, Inc.	96,387	2,643
*	^	Greenlight Capital Re. Ltd.	126,914	2,639
		Dime Community Bancshares	206,522	2,637
		Arbor Realty Trust, Inc. REIT	163,174	2,629
		First Community Bancshares, Inc.	81,018	2,584
*		eHealth, Inc.	80,089	2,572
		City Bank Lynnwood (WA)	114,639	2,570
	^	Capital City Bank Group, Inc.	90,440	2,552
		WSFS Financial Corp.	50,816	2,551
	^	Cascade Bancorp	181,835	2,531
		Simmons First National Corp.	95,425	2,529
	^	Capitol Bancorp Ltd.	125,304	2,521
		Old Second Bancorp, Inc.	92,944	2,490
	^	S.Y. Bancorp, Inc.	103,172	2,470
*		Centennial Bank Holdings Inc.	422,797	2,444
		First Financial Corp. (IN)	84,350	2,390
*		LaBranche & Co. Inc.	473,390	2,386
		West Coast Bancorp	127,841	2,365
	^	ASTA Funding, Inc.	88,827	2,349
		Nara Bancorp, Inc.	200,559	2,341
		Union Bankshares Corp.	109,097	2,306
		First State Bancorporation	163,635	2,275
		CoBiz Inc.	152,453	2,267
	^	JER Investors Trust Inc. REIT	210,175	2,264
		Tompkins Trustco, Inc.	57,380	2,226
		BancFirst Corp.	51,633	2,212
		TriCo Bancshares	114,420	2,208
*	^	FBR Capital Markets Corp.	225,982	2,165
		Flagstar Bancorp, Inc.	308,834	2,153
	^	PFF Bancorp, Inc.	176,607	2,126
		Urstadt Biddle Properties Class A REIT	137,010	2,124
	^	Fremont General Corp.	593,596	2,078
		First Place Financial Corp.	147,649	2,066
		Nelnet, Inc.	162,357	2,064
		Univest Corp. of Pennsylvania	94,295	1,991

		Sterling Bancorp	145,688	1,987
		Integra Bank Corp.	140,571	1,983
		First Source Corp.	114,336	1,979
		Resource America, Inc.	134,870	1,979
		GMH Communities Trust REIT	337,977	1,866
	^	Heartland Financial USA, Inc.	99,908	1,855
	^	BankUnited Financial Corp.	267,467	1,846
		Kearny Financial Corp.	154,951	1,845
		Midwest Banc Holdings, Inc.	146,508	1,820
*		Ocwen Financial Corp.	325,984	1,806
*		NewStar Financial, Inc.	217,516	1,801
*	^	Virginia Commerce Bancorp, Inc.	152,956	1,794
		Baldwin & Lyons, Inc. Class B	65,094	1,787

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

		Advanta Corp. Class B	216,379	1,746
		Donegal Group Inc. Class A	100,731	1,730
		ViewPoint Financial Group	101,013	1,670
*		Penson Worldwide, Inc.	116,268	1,668
		BlackRock Kelso Capital Corp.	109,058	1,666
		National Interstate Corp.	50,015	1,655
		Great Southern Bancorp, Inc.	75,253	1,653
		Independent Bank Corp. (MI)	173,817	1,651
		BankAtlantic Bancorp, Inc. Class A	383,804	1,574
*		Thomas Weisel Partners Group, Inc.	111,706	1,534
*	^	Oritani Financial Corp.	121,674	1,497
*		Meruelo Maddux Properties Inc.	366,022	1,464
*	^	Credit Acceptance Corp.	66,186	1,368
		Center Financial Corp.	107,297	1,322
		Roma Financial Corp.	83,885	1,316
		Republic Bancorp, Inc. Class A	77,896	1,288
	^	Life Partners Holdings	46,125	1,278
*	^	CompuCredit Corp.	126,537	1,263
	^	Seacoast Banking Corp. of Florida	122,670	1,261
	^	W Holding Co., Inc.	1,028,103	1,244
*		Darwin Professional Underwriters, Inc.	51,456	1,244
*	^	Primus Guaranty, Ltd.	176,863	1,240
		United Community Financial Corp.	220,186	1,215
		Wilshire Bancorp Inc.	153,793	1,207
		Irwin Financial Corp.	163,245	1,200
	^	Security Capital Assurance, Ltd.	307,873	1,198
		Taylor Capital Group, Inc.	51,039	1,041
*	^	Triad Guaranty, Inc.	105,333	1,032
*	^	Wauwatosa Holdings, Inc.	80,146	1,027
		Asset Acceptance Capital Corp.	91,067	948
*		Franklin Bank Corp.	209,403	903
*		First Acceptance Corp.	169,051	713
		Advanta Corp. Class A	91,842	670
		U.S.B. Holding Co., Inc.	20,812	412
*		Scottish Re Group Ltd.	510,437	368
		Urstadt Biddle Properties REIT	23,513	356
		Chittenden Corp.	2,632	94
*		CSF Holdings Inc. Contingent Litigation Rights	29,125	—
				2,565,250
Health Care (12.2%)
*		Respironics, Inc.	630,749	41,301
*		ResMed Inc.	662,586	34,806
*		VCA Antech, Inc.	716,825	31,705
*		Inverness Medical Innovations, Inc.	545,537	30,648
*		IDEXX Laboratories Corp.	522,713	30,647
*		BioMarin Pharmaceutical Inc.	819,775	29,020
*		Pediatrix Medical Group, Inc.	419,240	28,571
*		Gen-Probe Inc.	453,662	28,549
*		MGI Pharma, Inc.	683,383	27,697
*	^	Illumina, Inc.	460,914	27,314
		PerkinElmer, Inc.	1,011,698	26,324
*		Onyx Pharmaceuticals, Inc.	467,904	26,025
*		OSI Pharmaceuticals, Inc.	494,763	24,001
		Perrigo Co.	680,312	23,818

*	Ventana Medical Systems, Inc.	261,526	22,813
*	Watson Pharmaceuticals, Inc.	839,741	22,791
*	Alexion Pharmaceuticals, Inc.	301,438	22,617
*	Edwards Lifesciences Corp.	489,276	22,502
	Universal Health Services Class B	429,041	21,967
*	Techne Corp.	320,678	21,181
*	HLTH Corp.	1,549,706	20,766
*	Tenet Healthcare Corp.	4,047,865	20,563
*	Immucor Inc.	590,499	20,071
*	Sierra Health Services, Inc.	455,691	19,121
*	Healthways, Inc.	302,028	17,651

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

*		United Therapeutics Corp.	180,075	17,584
*		PDL BioPharma Inc.	998,018	17,485
*		Myriad Genetics, Inc.	372,097	17,273
*		Varian, Inc.	260,726	17,025
*		AMERIGROUP Corp.	451,998	16,475
*		Adams Respiratory Therapeutics, Inc.	275,638	16,467
*		Bio-Rad Laboratories, Inc. Class A	157,904	16,362
		STERIS Corp.	553,767	15,971
*		Pharmion Corp.	252,166	15,851
*		Magellan Health Services, Inc.	338,034	15,763
*		Psychiatric Solutions, Inc.	464,694	15,103
		Owens & Minor, Inc. Holding Co.	347,499	14,744
		Cooper Cos., Inc.	382,650	14,541
*		Haemonetics Corp.	224,968	14,177
*	^	HealthSouth Corp.	673,166	14,136
*		LifePoint Hospitals, Inc.	471,289	14,016
*		Affymetrix, Inc.	588,887	13,627
*		Alkermes, Inc.	868,371	13,538
*		Dionex Corp.	159,887	13,248
*		Advanced Medical Optics, Inc.	517,001	12,682
*		Regeneron Pharmaceuticals, Inc.	518,764	12,528
*		Cepheid, Inc.	473,269	12,471
		Medicis Pharmaceutical Corp.	479,752	12,459
		Health Management Associates Class A	2,072,205	12,392
*		Sunrise Senior Living, Inc.	387,655	11,893
*		LifeCell Corp.	275,702	11,885
*		Nuvasive, Inc.	298,047	11,779
		West Pharmaceutical Services, Inc.	283,280	11,498
		Chemed Corp.	204,463	11,425
*		PAREXEL International Corp.	236,288	11,413
*		Human Genome Sciences, Inc.	1,091,950	11,400
*	^	ArthroCare Corp.	234,833	11,284
*		PSS World Medical, Inc.	575,939	11,271
*		Isis Pharmaceuticals, Inc.	707,880	11,149
*		Amedisys Inc.	223,152	10,827
*		Medarex, Inc.	1,031,021	10,743
	^	Mentor Corp.	274,372	10,728
*		Applera Corp.-Celera Genomics Group	674,669	10,707
*	^	Savient Pharmaceuticals Inc.	455,966	10,474
*		Eclipsys Corp.	411,521	10,416
*		Centene Corp.	372,747	10,228
*		Universal American Corp.	382,920	9,799
*		Cubist Pharmaceuticals, Inc.	476,247	9,768
		Meridian Bioscience Inc.	323,549	9,732
*		XenoPort, Inc.	170,712	9,539
*		Valeant Pharmaceuticals International	787,567	9,427
*		Wright Medical Group, Inc.	306,411	8,938
*	^	Allscripts Healthcare Solutions, Inc.	454,719	8,831
*	^	American Medical Systems Holdings, Inc.	585,747	8,470
*		AMAG Pharmaceuticals, Inc.	136,740	8,222
*		Align Technology, Inc.	492,661	8,218
*		Martek Biosciences Corp.	275,766	8,157
*		inVentiv Health, Inc.	262,183	8,117
		Analogic Corp.	119,628	8,101

*		The Medicines Co.	420,546	8,058
*		Apria Healthcare Group Inc.	373,428	8,055
*		Exelixis, Inc.	890,798	7,688
*		Theravance, Inc.	394,107	7,685
*		Thoratec Corp.	413,251	7,517
*		Alpharma, Inc. Class A	372,856	7,513
*		Omnicell, Inc.	275,730	7,425
*		Orthofix International N.V.	127,955	7,418
*		Par Pharmaceutical Cos. Inc.	303,654	7,288
*		Auxilium Pharmaceuticals, Inc.	239,716	7,189
*		AmSurg Corp.	263,773	7,138
*	^	SurModics, Inc.	130,796	7,098

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

*	^	Integra LifeSciences Holdings	168,411	7,061
*		Phase Forward Inc.	324,284	7,053
*		HealthExtras, Inc.	270,258	7,048
*		Healthspring, Inc.	367,410	6,999
*		Kindred Healthcare, Inc.	279,733	6,988
*		K-V Pharmaceutical Co. Class A	231,474	6,606
*		Abaxis, Inc.	183,395	6,577
*	^	Alnylam Pharmaceuticals Inc.	225,692	6,563
*		Incyte Corp.	648,110	6,513
*		The TriZetto Group, Inc.	370,097	6,429
		Invacare Corp.	250,840	6,321
*		ev3 Inc.	489,638	6,223
*		Pharmanet Development Group, Inc.	153,574	6,022
*		HMS Holdings Corp.	180,953	6,009
*		Sun Healthcare Group Inc.	330,389	5,673
*		CONMED Corp.	244,585	5,652
*		Sciele Pharma, Inc.	274,862	5,621
*	^	Sirona Dental Systems Inc.	164,095	5,494
*		Kendle International Inc.	111,878	5,473
*		Nektar Therapeutics	787,537	5,284
*		Accuray Inc.	345,061	5,252
*		Seattle Genetics, Inc.	454,459	5,181
*		AMN Healthcare Services, Inc.	298,052	5,118
*		Res-Care, Inc.	197,208	4,962
*		Quidel Corp.	250,628	4,880
*		Conceptus, Inc.	253,024	4,868
*		Arena Pharmaceuticals, Inc.	617,738	4,837
*	^	SonoSite, Inc.	142,757	4,807
*		Bruker BioSciences Corp.	361,329	4,806
*		Symmetry Medical Inc.	273,226	4,762
*		ViroPharma Inc.	597,853	4,747
*		Abraxis BioScience	68,372	4,702
*		Zoll Medical Corp.	174,295	4,657
*		CV Therapeutics, Inc.	509,817	4,614
*		Air Methods Corp.	91,241	4,532
*	^	Luminex Corp.	278,118	4,517
*	^	Dendreon Corp.	721,060	4,485
*		Matria Healthcare, Inc.	183,359	4,358
*		Gentiva Health Services, Inc.	227,491	4,331
*		Acorda Therapeutics Inc.	193,843	4,257
*		Molina Healthcare Inc.	109,172	4,225
*		Progenics Pharmaceuticals, Inc.	228,091	4,122
*		Emeritus Corp.	163,618	4,115
*		eResearch Technology, Inc.	346,975	4,101
		Landauer, Inc.	78,831	4,087
		Datascope Corp.	111,522	4,059
*	^	ICU Medical, Inc.	111,559	4,017
*	^	Sangamo BioSciences, Inc.	304,274	3,983
*	^	Halozyme Therapeutics Inc.	556,420	3,956
*		Indevus Pharmaceuticals, Inc.	552,202	3,838
*		Greatbatch, Inc.	191,176	3,822
*		XOMA Ltd.	1,123,236	3,808
*		MedCath Corp.	153,867	3,779

		Ligand Pharmaceuticals Inc. Class B	781,630	3,775
*	^	Assisted Living Concepts Inc.	503,258	3,774
*	^	Zymogenetics, Inc.	319,356	3,727
*		TomoTherapy, Inc.	189,543	3,707
*		Cross Country Healthcare, Inc.	258,706	3,684
*	^	Geron Corp.	643,031	3,652
*		Enzo Biochem, Inc.	281,196	3,582
*		Cypress Bioscience, Inc.	320,111	3,531
*		OraSure Technologies, Inc.	394,082	3,503
*	^	InterMune Inc.	260,128	3,467
		Vital Signs, Inc.	67,775	3,465
	^	LCA-Vision Inc.	170,869	3,412
*		Radiation Therapy Services, Inc.	110,014	3,401

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

*	^	PharMerica Corp.	243,110	3,374
*		Omrix Biopharmaceuticals, Inc.	94,317	3,277
*		Array BioPharma Inc.	380,696	3,205
*	^	Salix Pharmaceuticals, Ltd.	406,346	3,202
*		Odyssey Healthcare, Inc.	279,297	3,089
*		Merit Medical Systems, Inc.	220,956	3,071
*		Lexicon Pharmaceuticals Inc.	997,954	3,024
*		Cyberonics, Inc.	229,194	3,016
*		Albany Molecular Research, Inc.	208,356	2,996
*		Acadia Pharmaceuticals Inc.	269,472	2,983
*	^	Keryx Biopharmaceuticals, Inc.	353,344	2,968
*		Noven Pharmaceuticals, Inc.	211,505	2,936
*		Volcano Corp.	232,997	2,915
*	^	Medivation Inc.	201,665	2,904
*	^	Stereotaxis Inc.	236,355	2,888
*	^	APP Pharmaceuticals, Inc.	271,665	2,790
		National Healthcare Corp.	53,349	2,758
*		Akorn, Inc.	373,861	2,744
*	^	MannKind Corp.	344,112	2,739
*		Genomic Health, Inc.	119,833	2,713
*		Vital Images, Inc.	138,725	2,507
*	^	Hansen Medical Inc.	83,414	2,497
*	^	Nighthawk Radiology Holdings, Inc.	115,858	2,439
*		Skilled Healthcare Group Inc.	163,471	2,392
*		Insulet Corp.	100,948	2,370
*		Palomar Medical Technologies, Inc.	148,606	2,277
*		Clinical Data, Inc.	96,141	2,139
*		Alliance Imaging, Inc.	217,983	2,097
		Cambrex Corp.	246,971	2,070
*		Senomyx, Inc.	263,658	1,975
*	^	GTx, Inc.	134,317	1,927
*	^	Nabi Biopharmaceuticals	523,559	1,890
*		Cynosure Inc.	71,074	1,881
*	^	Cadence Pharmaceuticals, Inc.	124,339	1,848
*	^	deCODE genetics, Inc.	501,049	1,844
*	^	Aspect Medical Systems, Inc.	130,166	1,822
*		Affymax Inc.	76,420	1,709
*		K-V Pharmaceutical Co. Class B	53,281	1,520
*	^	Osiris Therapeutics, Inc.	125,877	1,513
*	^	Sirtis Pharmaceuticals Inc.	110,190	1,508
*	^	Momenta Pharmaceuticals, Inc.	207,001	1,478
*		Neurocrine Biosciences, Inc.	323,412	1,468
*	^	Orexigen Therapeutics Inc.	91,838	1,309
*	^	Northstar Neuroscience, Inc.	121,823	1,133
*	^	Amicus Therapeutics, Inc.	66,541	715
*		Emergent BioSolutions Inc.	50,426	255
				1,817,947
Industrials (16.3%)
		Flowserve Corp.	487,583	46,905
*		BE Aerospace, Inc.	791,057	41,847
*		URS Corp.	681,864	37,046
*		General Cable Corp.	449,009	32,903
*		Alliant Techsystems, Inc.	287,367	32,691

	Bucyrus International, Inc.	319,478	31,753
*	Corrections Corp. of America	1,058,146	31,226
*	Covanta Holding Corp.	1,052,390	29,109
	Donaldson Co., Inc.	610,446	28,312
*	Copart, Inc.	623,916	26,548
	Kennametal, Inc.	665,720	25,204
	IDEX Corp.	695,302	25,121
	Lincoln Electric Holdings, Inc.	348,975	24,840
	The Brink’s Co.	414,285	24,749
*	FTI Consulting, Inc.	399,550	24,628
*	Thomas & Betts Corp.	493,990	24,225
	Ryder System, Inc.	511,075	24,026

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

		The Timken Co.	694,025	22,799
*	^	Kansas City Southern	656,507	22,538
		Hubbell Inc. Class B	436,481	22,522
*		Genlyte Group, Inc.	220,140	20,957
		Graco, Inc.	557,782	20,783
		Lennox International Inc.	491,465	20,356
		Teleflex Inc.	319,608	20,138
*		Kirby Corp.	433,222	20,136
		Landstar System, Inc.	468,858	19,762
		Carlisle Co., Inc.	532,868	19,732
*		Hexcel Corp.	808,493	19,630
		Trinity Industries, Inc.	693,072	19,240
		DRS Technologies, Inc.	351,312	19,066
		Curtiss-Wright Corp.	379,540	19,053
*		Continental Airlines, Inc. Class B	835,780	18,596
		The Toro Co.	338,986	18,454
		Alexander & Baldwin, Inc.	348,949	18,027
		Woodward Governor Co.	265,074	18,012
*		Waste Connections, Inc.	581,326	17,963
		Crane Co.	409,388	17,563
*		IHS Inc. Class A	285,933	17,316
		Belden Inc.	385,623	17,160
		UAP Holding Corp.	443,905	17,135
		Herman Miller, Inc.	523,161	16,945
		Acuity Brands, Inc.	372,875	16,779
		Watson Wyatt & Co. Holdings	360,751	16,742
		MSC Industrial Direct Co., Inc. Class A	402,820	16,302
		Actuant Corp.	472,180	16,059
		Con-way, Inc.	385,454	16,012
		Walter Industries, Inc.	445,263	15,998
*		GrafTech International Ltd.	890,968	15,815
		GATX Corp.	426,303	15,637
		CLARCOR Inc.	404,120	15,344
*		Teledyne Technologies, Inc.	284,410	15,168
		Brady Corp. Class A	431,311	15,135
*		Gardner Denver Inc.	456,745	15,073
		Nordson Corp.	259,638	15,049
*		WESCO International, Inc.	378,525	15,005
		Deluxe Corp.	445,987	14,668
		Macquarie Infrastructure Co. LLC	351,477	14,245
*		Moog Inc.	310,904	14,242
		Valmont Industries, Inc.	154,518	13,771
		Wabtec Corp.	395,705	13,628
		Skywest, Inc.	504,920	13,557
		Mine Safety Appliances Co.	259,820	13,477
*	^	Evergreen Solar, Inc.	775,148	13,387
		Kaydon Corp.	241,072	13,148
*		EMCOR Group, Inc.	550,859	13,017
*		Esterline Technologies Corp.	249,850	12,930
	^	HNI Corp.	356,268	12,491
*		Orbital Sciences Corp.	507,020	12,432
		Regal-Beloit Corp.	274,213	12,326
*		AAR Corp.	323,051	12,286

*		Geo Group Inc.	435,269	12,188
		Baldor Electric Co.	352,739	11,873
*		United Rentals, Inc.	638,340	11,720
		Triumph Group, Inc.	142,062	11,699
*		Huron Consulting Group Inc.	143,806	11,595
*		Avis Budget Group, Inc.	887,406	11,536
*	^	Energy Conversion Devices, Inc.	340,994	11,474
		Granite Construction Co.	304,658	11,023
		Genco Shipping and Trading Ltd.	196,434	10,757
*		Tetra Tech, Inc.	499,079	10,730
*		United Stationers, Inc.	231,690	10,706
		Eagle Bulk Shipping Inc.	399,766	10,614
		Aircastle Ltd.	397,410	10,464

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

*		Ceradyne, Inc.	221,812	10,410
	^	IKON Office Solutions, Inc.	798,476	10,396
*		The Middleby Corp.	134,952	10,340
		UTI Worldwide, Inc.	508,317	9,963
*		The Advisory Board Co.	154,565	9,922
		Applied Industrial Technology, Inc.	332,598	9,652
		Briggs & Stratton Corp.	425,407	9,640
*	^	American Superconductor Corp.	348,977	9,541
		Robbins & Myers, Inc.	124,242	9,396
		Barnes Group, Inc.	275,767	9,208
		Mueller Industries Inc.	316,330	9,170
*		Perini Corp.	218,614	9,055
*		TransDigm Group, Inc.	200,201	9,043
*		Hub Group, Inc.	332,375	8,835
	^	Simpson Manufacturing Co.	330,783	8,796
*		ESCO Technologies Inc.	220,112	8,791
*		Alaska Air Group, Inc.	345,355	8,637
		Steelcase Inc.	535,638	8,501
*		YRC Worldwide, Inc.	492,717	8,421
*		Korn/Ferry International	444,639	8,368
		Albany International Corp.	224,070	8,313
		Quintana Maritime Ltd.	358,746	8,244
*		PHH Corp.	459,373	8,103
*		RBC Bearings Inc.	184,204	8,005
		Watts Water Technologies, Inc.	268,315	7,996
*		Genesee & Wyoming Inc. Class A	328,903	7,950
*		Layne Christensen Co.	160,088	7,878
		Forward Air Corp.	251,689	7,845
		ABM Industries Inc.	382,644	7,802
		Heartland Express, Inc.	545,697	7,738
*	^	JetBlue Airways Corp.	1,305,892	7,705
		Watsco, Inc.	208,640	7,670
	^	Knight Transportation, Inc.	516,790	7,654
*		Cenveo Inc.	435,859	7,614
*	^	American Commercial Lines Inc.	464,715	7,547
*		Clean Harbors Inc.	144,295	7,460
		Rollins, Inc.	387,996	7,450
		Werner Enterprises, Inc.	435,805	7,422
*		Atlas Air Worldwide Holdings, Inc.	136,741	7,414
*		CoStar Group, Inc.	156,255	7,383
*	^	Taser International Inc.	511,036	7,354
		Kaman Corp. Class A	199,123	7,330
		Mueller Water Products, Inc.	733,995	7,318
*		Chart Industries, Inc.	235,779	7,286
		Healthcare Services Group, Inc.	337,768	7,154
		Resources Connection, Inc.	391,914	7,117
*		Acco Brands Corp.	439,189	7,045
		Knoll, Inc.	427,435	7,023
*		TeleTech Holdings, Inc.	329,878	7,016
		Ameron International Corp.	74,010	6,820
*		Armstrong Worldwide Industries, Inc.	169,716	6,807
		Lindsay Manufacturing Co.	94,460	6,677
*		II-VI, Inc.	214,655	6,558
		Titan International, Inc.	209,585	6,552

	Interface, Inc.	400,124	6,530
*	Goodman Global, Inc.	265,324	6,511
	G & K Services, Inc. Class A	172,985	6,490
*	M&F Worldwide Corp.	118,748	6,395
	Tennant Co.	144,138	6,384
*	School Specialty, Inc.	180,704	6,243
	CIRCOR International, Inc.	133,671	6,197
	Dynamic Materials Corp.	104,045	6,128
	A.O. Smith Corp.	173,217	6,071
*	EnerSys	242,271	6,047
*	Republic Airways Holdings Inc.	301,526	5,907
*	DynCorp International Inc. Class A	219,556	5,902

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

		Administaff, Inc.	207,814	5,877
*		Mobile Mini, Inc.	311,313	5,772
		Heidrick & Struggles International, Inc.	155,488	5,770
*		TrueBlue, Inc.	395,614	5,728
*		EnPro Industries, Inc.	184,337	5,650
	^	Franklin Electric, Inc.	147,440	5,643
*		Astec Industries, Inc.	151,702	5,642
*		Navigant Consulting, Inc.	410,984	5,618
*		AirTran Holdings, Inc.	783,811	5,612
*		Old Dominion Freight Line, Inc.	239,311	5,530
*	^	FuelCell Energy, Inc.	550,549	5,461
*		Interline Brands, Inc.	248,791	5,451
		Viad Corp.	171,014	5,401
		Cubic Corp.	137,360	5,384
		Raven Industries, Inc.	139,525	5,356
*		Ladish Co., Inc.	123,786	5,346
		Horizon Lines Inc.	274,489	5,116
*		Consolidated Graphics, Inc.	105,862	5,062
*		GenCorp, Inc.	434,044	5,061
		McGrath RentCorp	195,230	5,027
*		Columbus McKinnon Corp.	153,866	5,019
*		Team, Inc.	136,838	5,006
*		NCI Building Systems, Inc.	171,538	4,939
		NACCO Industries, Inc. Class A	48,548	4,840
*		American Reprographics Co.	292,557	4,821
*		Dollar Thrifty Automotive Group, Inc.	203,539	4,820
*		CRA International Inc.	100,715	4,795
		Badger Meter, Inc.	104,428	4,694
		Federal Signal Corp.	411,020	4,612
	^	HEICO Corp.	83,503	4,549
		Comfort Systems USA, Inc.	352,242	4,502
		American Science & Engineering, Inc.	78,942	4,480
		Arkansas Best Corp.	203,597	4,467
		Universal Forest Products, Inc.	146,730	4,323
		Pacer International, Inc.	295,862	4,320
		Kelly Services, Inc. Class A	228,099	4,256
*		Blount International, Inc.	344,513	4,241
		Apogee Enterprises, Inc.	247,645	4,237
*		Superior Essex Inc.	175,848	4,220
		Bowne & Co., Inc.	239,725	4,219
*		CBIZ Inc.	418,785	4,108
*		Rush Enterprises, Inc. Class A	222,707	4,049
*	^	Amerco, Inc.	60,196	3,954
		Tredegar Corp.	235,878	3,793
		Ennis, Inc.	206,876	3,724
*		Allegiant Travel Co.	115,221	3,703
		Freightcar America Inc.	104,395	3,654
		Cascade Corp.	76,196	3,540
*	^	Innerworkings, Inc.	202,958	3,503
*		Spherion Corp.	478,423	3,483
*		Insituform Technologies Inc. Class A	233,501	3,456
*	^	Fuel-Tech N.V.	152,078	3,445
		Gibraltar Industries Inc.	216,645	3,341

		Gorman-Rupp Co.	106,813	3,333
*		NuCo2, Inc.	130,693	3,254
		TAL International Group, Inc.	141,569	3,224
*	^	Medis Technology Ltd.	208,820	3,222
*		Beacon Roofing Supply, Inc.	376,854	3,173
		Courier Corp.	90,863	2,999
*		Kenexa Corp.	152,114	2,954
		CDI Corp.	120,961	2,934
	^	The Greenbrier Cos., Inc.	131,346	2,924
*		Kforce Inc.	299,833	2,923
*		Griffon Corp.	228,839	2,849
		Great Lakes Dredge & Dock Co.	323,008	2,817
		Vicor Corp.	178,359	2,781

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

*	^	RSC Holdings Inc.	219,828	2,759
*	^	Force Protection, Inc.	581,542	2,722
*		TurboChef Technologies, Inc.	162,712	2,685
*		Commercial Vehicle Group Inc.	183,751	2,664
*		TBS International Ltd.	79,523	2,629
*		Pike Electric Corp.	154,737	2,593
		Sun Hydraulics Corp.	98,284	2,480
		Electro Rent Corp.	166,661	2,475
*		H&E Equipment Services, Inc.	130,528	2,464
*		LECG Corp.	161,283	2,429
*		Stanley Inc.	75,750	2,426
*		Polypore International Inc.	137,453	2,405
*		Plug Power, Inc.	606,077	2,394
		Encore Wire Corp.	149,133	2,374
*		Power-One, Inc.	593,526	2,368
	^	Mueller Water Products, Inc. Class A	247,881	2,360
*	^	3D Systems Corp.	151,050	2,332
*	^	A.S.V., Inc.	159,862	2,214
		HEICO Corp. Class A	50,379	2,146
*		Argon ST, Inc.	115,030	2,135
*		ABX Air, Inc.	501,177	2,095
*		Volt Information Sciences Inc.	112,365	2,052
	^	Houston Wire & Cable Co.	143,818	2,034
*		MTC Technologies, Inc.	85,819	2,017
		Wabash National Corp.	258,851	1,991
		Schawk, Inc.	128,138	1,989
*		Accuride Corp.	245,140	1,927
*		Hudson Highland Group, Inc.	217,930	1,833
		Lawson Products, Inc.	48,132	1,825
*		Aerovironment Inc.	74,318	1,798
	^	American Railcar Industries, Inc.	91,562	1,763
	^	American Woodmark Corp.	82,606	1,502
*		TriMas Corp.	128,193	1,358
*		First Advantage Corp. Class A	77,948	1,284
*		Rush Enterprises, Inc. Class B	69,122	1,230
*	^	Builders FirstSource, Inc.	152,690	1,102
		The Standard Register Co.	92,610	1,080
*		Universal Truckload Services, Inc.	54,983	1,053
	^	Bluelinx Holdings Inc.	261,532	1,028
		Xerium Technologies Inc.	192,470	1,001
*	^	Ionatron Inc.	274,494	785
*		PGT, Inc.	107,012	509
				2,425,575
Information Technology (17.3%)
*		Mettler-Toledo International Inc.	317,661	36,150
*		FLIR Systems, Inc.	1,094,207	34,249
		Global Payments Inc.	692,164	32,199
*		Synopsys, Inc.	1,228,199	31,847
*		CommScope, Inc.	575,221	28,307
*		ANSYS, Inc.	664,173	27,537
*		Equinix, Inc.	272,320	27,523
		Broadridge Financial Solutions LLC	1,190,371	26,700
*		Brocade Communications Systems, Inc.	3,424,700	25,137

*	^	Ciena Corp.	729,479	24,883
*		Itron, Inc.	259,075	24,863
*		MICROS Systems, Inc.	348,114	24,424
*		Varian Semiconductor Equipment Associates, Inc.	653,327	24,173
*		Compuware Corp.	2,579,839	22,909
*		Nuance Communications, Inc.	1,182,616	22,091
*		ON Semiconductor Corp.	2,477,620	22,001
*		Polycom, Inc.	784,020	21,780
*		Foundry Networks, Inc.	1,208,572	21,174
*		International Rectifier Corp.	619,441	21,042
		FactSet Research Systems Inc.	375,820	20,933
*		Dolby Laboratories Inc.	418,988	20,832

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

*		Zebra Technologies Corp. Class A	591,214	20,515
*		Novell, Inc.	2,984,068	20,501
*		F5 Networks, Inc.	713,199	20,340
*		Sybase, Inc.	769,855	20,086
*	^	Cree, Inc.	723,977	19,888
*		SINA.com	443,865	19,668
*		Convergys Corp.	1,158,202	19,064
*		ValueClick, Inc.	857,150	18,772
*		Integrated Device Technology Inc.	1,635,399	18,496
*		Anixter International Inc.	286,818	17,860
*		QLogic Corp.	1,255,229	17,824
*		Tech Data Corp.	469,887	17,724
*		Parametric Technology Corp.	981,061	17,512
*		Tessera Technologies, Inc.	407,210	16,940
		National Instruments Corp.	506,747	16,890
*		NeuStar, Inc. Class A	587,526	16,850
*		Vishay Intertechnology, Inc.	1,469,238	16,764
		Jack Henry & Associates Inc.	686,482	16,709
*		SAIC, Inc.	823,354	16,566
*		Atmel Corp.	3,776,297	16,314
		Diebold, Inc.	562,069	16,289
*		THQ Inc.	574,159	16,186
*		Metavante Technologies	688,651	16,059
*		Silicon Laboratories Inc.	424,437	15,887
*		ADC Telecommunications, Inc.	1,002,978	15,596
*		3Com Corp.	3,413,685	15,430
*		Fairchild Semiconductor International, Inc.	1,061,361	15,315
		Fair Isaac, Inc.	473,417	15,220
*		VistaPrint Ltd.	353,694	15,156
*		Rambus Inc.	702,390	14,708
*		Atheros Communications, Inc.	480,592	14,677
*		Unisys Corp.	2,991,347	14,149
*		Verigy Ltd.	509,577	13,845
*		Microsemi Corp.	622,005	13,771
*		TIBCO Software Inc.	1,705,710	13,765
*		Informatica Corp.	752,798	13,565
*		RF Micro Devices, Inc.	2,341,254	13,369
*	^	Sigma Designs, Inc.	239,979	13,247
*		Concur Technologies, Inc.	365,751	13,244
*	^	VeriFone Holdings, Inc.	567,049	13,184
*	^	Sonus Networks, Inc.	2,221,927	12,954
*	^	Sohu.com Inc.	237,540	12,951
*		FormFactor Inc.	390,053	12,911
*		Rofin-Sinar Technologies Inc.	265,956	12,795
*		Omniture, Inc.	372,200	12,391
*		Aspen Technologies, Inc.	753,040	12,214
*		Wright Express Corp.	341,608	12,124
*		Lawson Software, Inc.	1,177,070	12,053
*		Progress Software Corp.	356,401	12,004
*		PMC Sierra Inc.	1,832,341	11,983
*		Emulex Corp.	724,697	11,827
*	^	Take-Two Interactive Software, Inc.	629,221	11,609
*		CACI International, Inc.	256,306	11,475

*		Digital River, Inc.	342,919	11,340
*		Arris Group Inc.	1,134,705	11,324
		ADTRAN Inc.	526,638	11,260
*		CNET Networks, Inc.	1,229,584	11,238
*		Skyworks Solutions, Inc.	1,306,672	11,107
*		Benchmark Electronics, Inc.	623,738	11,059
*		Solera Holdings, Inc.	443,199	10,982
*		Electronics for Imaging, Inc.	485,956	10,924
*		SiRF Technology Holdings, Inc.	434,040	10,907
	^	MoneyGram International, Inc.	708,585	10,891
*		SRA International, Inc.	368,013	10,838
*		Comtech Telecommunications Corp.	198,415	10,716
		Plantronics, Inc.	411,829	10,708

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

*		NETGEAR, Inc.	299,324	10,677
*		Cymer, Inc.	273,073	10,631
*		Perot Systems Corp.	783,439	10,576
*	^	Euronet Worldwide, Inc.	352,490	10,575
		Blackbaud, Inc.	376,973	10,570
*		Plexus Corp.	396,745	10,419
*		Quest Software, Inc.	564,689	10,413
*		Avid Technology, Inc.	347,848	9,858
*		DealerTrack Holdings Inc.	287,866	9,635
*		MPS Group, Inc.	878,395	9,610
*		Zoran Corp.	426,377	9,598
*		Gartner, Inc. Class A	541,692	9,512
		Technitrol, Inc.	331,981	9,488
*		ATMI, Inc.	293,183	9,455
*		InterDigital, Inc.	402,426	9,389
*		Dycom Industries, Inc.	349,407	9,312
*		Net 1 UEPS Technologies, Inc.	308,939	9,070
*		Avocent Corp.	387,435	9,031
*		j2 Global Communications, Inc.	424,038	8,977
*		Blackboard Inc.	222,514	8,956
*		Advent Software, Inc.	165,030	8,928
*		Blue Coat Systems, Inc.	268,897	8,839
*		Checkpoint Systems, Inc.	339,173	8,812
*	^	L-1 Identity Solutions Inc.	480,164	8,619
*		Amkor Technology, Inc.	1,008,956	8,606
*		Macrovision Corp.	469,270	8,602
*		Synaptics Inc.	208,494	8,582
*		Entegris Inc.	989,245	8,537
*		Intermec, Inc.	415,367	8,436
*		Harmonic, Inc.	797,283	8,356
*		Semtech Corp.	538,245	8,354
*		FEI Co.	334,833	8,314
*		Sanmina-SCI Corp.	4,537,647	8,259
*		MKS Instruments, Inc.	418,198	8,004
*		TriQuint Semiconductor, Inc.	1,202,547	7,973
*		Brooks Automation, Inc.	601,528	7,946
*		Mentor Graphics Corp.	729,774	7,867
*		MicroStrategy Inc.	82,451	7,841
*		Standard Microsystem Corp.	198,148	7,742
		Acxiom Corp.	654,915	7,682
*		Diodes Inc.	254,632	7,657
*		Insight Enterprises, Inc.	419,671	7,655
*		ViaSat, Inc.	219,475	7,557
*		Ariba, Inc.	674,138	7,517
		Syntel, Inc.	194,511	7,493
*		EarthLink, Inc.	1,057,183	7,474
*		Commvault Systems, Inc.	349,182	7,396
*		ManTech International Corp.	168,368	7,378
		MAXIMUS, Inc.	189,547	7,318
*		Cabot Microelectronics Corp.	203,789	7,318
*	^	OmniVision Technologies, Inc.	467,246	7,312
*		ScanSource, Inc.	221,092	7,152
		Cognex Corp.	351,158	7,076
*		Infinera Corp.	475,602	7,058

*		SAVVIS, Inc.	249,070	6,952
*		Brightpoint, Inc.	451,486	6,935
*		Tekelec	548,570	6,857
		United Online, Inc.	576,932	6,819
*		The Ultimate Software Group, Inc.	212,088	6,674
*		VASCO Data Security International, Inc.	238,467	6,658
*		Sapient Corp.	750,592	6,613
*		Rogers Corp.	151,669	6,578
*		Websense, Inc.	386,180	6,557
		MTS Systems Corp.	153,139	6,534
	^	Daktronics, Inc.	289,438	6,533
*		Sycamore Networks, Inc.	1,674,485	6,430

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

*		Littelfuse, Inc.	191,186	6,301
		Imation Corp.	299,381	6,287
*		ACI Worldwide, Inc.	313,893	5,977
*		ANADIGICS, Inc.	509,671	5,897
*		Wind River Systems Inc.	660,001	5,894
*		Hutchinson Technology, Inc.	223,040	5,870
*		Manhattan Associates, Inc.	222,382	5,862
*		Hittite Microwave Corp.	119,137	5,690
*		SonicWALL, Inc.	528,904	5,670
*		Riverbed Technology, Inc.	210,957	5,641
*		SPSS, Inc.	154,981	5,565
*	^	Universal Display Corp.	269,115	5,563
*		RealNetworks, Inc.	898,906	5,474
		Black Box Corp.	150,114	5,430
*		Synchronoss Technologies, Inc.	151,866	5,382
*		AMIS Holdings Inc.	533,939	5,350
		InfoSpace, Inc.	283,214	5,324
*		Interwoven Inc.	373,351	5,309
*	^	Bankrate, Inc.	110,298	5,304
*		Epicor Software Corp.	449,759	5,298
*		CSG Systems International, Inc.	356,297	5,245
		Methode Electronics, Inc. Class A	318,996	5,244
*		Applied Micro Circuits Corp.	598,445	5,230
*		CMGI, Inc.	397,361	5,201
	^	Heartland Payment Systems, Inc.	193,618	5,189
	^	Palm, Inc.	804,235	5,099
*		Sykes Enterprises, Inc.	279,816	5,037
*		JDA Software Group, Inc.	243,423	4,980
*		MSC Software Corp.	377,503	4,904
*	^	Echelon Corp.	237,448	4,901
*		Electro Scientific Industries, Inc.	241,414	4,792
*		KEMET Corp.	719,247	4,769
*		Taleo Corp. Class A	158,929	4,733
		Park Electrochemical Corp.	165,550	4,675
*		BearingPoint, Inc.	1,641,109	4,644
*	^	Netlogic Microsystems Inc.	143,780	4,630
	^	Quality Systems, Inc.	151,730	4,626
*		Quantum Corp.	1,713,053	4,608
*	^	Cogent Inc.	406,051	4,527
*		Powerwave Technologies, Inc.	1,120,284	4,515
*		Novatel Wireless, Inc.	275,660	4,466
*		Secure Computing Corp.	463,767	4,452
*		Monolithic Power Systems	204,163	4,383
*		Stratasys, Inc.	167,063	4,317
*		Veeco Instruments, Inc.	257,490	4,300
*		Photronics, Inc.	339,831	4,238
		Micrel, Inc.	500,192	4,227
*		Data Domain, Inc.	159,403	4,199
*		TTM Technologies, Inc.	359,755	4,195
*		Mastec Inc.	396,381	4,031
*		Advanced Energy Industries, Inc.	308,081	4,030
*		Axcelis Technologies, Inc.	875,356	4,027
*		Newport Corp.	306,839	3,924
*	^	Aruba Networks, Inc.	262,311	3,911

*	The Knot, Inc.	241,132	3,844
*	Loral Space and Communications Ltd.	112,101	3,839
*	DTS Inc.	150,081	3,838
*	Magma Design Automation, Inc.	311,868	3,808
*	EPIQ Systems, Inc.	218,488	3,804
*	Mattson Technology, Inc.	441,422	3,779
*	S1 Corp.	508,739	3,714
*	Comtech Group Inc.	229,157	3,692
*	FARO Technologies, Inc.	135,266	3,677
*	Radiant Systems, Inc.	213,278	3,675
*	Advanced Analogic Technologies, Inc.	324,400	3,659
*	Harris Stratex Networks, Inc. Class A	217,303	3,629

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

*		Spansion Inc. Class A	920,351	3,617
*		Perficient, Inc.	229,319	3,609
*		Cirrus Logic, Inc.	681,738	3,600
*		Tyler Technologies, Inc.	278,091	3,585
*		Forrester Research, Inc.	126,822	3,554
*		Starent Networks Corp.	192,592	3,515
*	^	LoopNet, Inc.	249,441	3,505
*		Conexant Systems, Inc.	4,176,726	3,467
		Agilysys, Inc.	227,385	3,438
*		Vignette Corp.	235,104	3,435
*		Finisar Corp.	2,364,583	3,429
*		Adaptec, Inc.	1,012,312	3,422
*		Vocus, Inc.	97,294	3,360
*		Ansoft Corp.	129,593	3,350
*		Ixia	348,078	3,300
*		Comverge Inc.	104,632	3,295
		TNS Inc.	185,493	3,292
*		Exar Corp.	413,051	3,292
*		Silicon Image, Inc.	725,554	3,279
*		Extreme Networks, Inc.	922,093	3,264
*		Trident Microsystems, Inc.	492,611	3,232
*		GSI Group, Inc.	345,683	3,194
*		Lattice Semiconductor Corp.	979,471	3,183
*		Internap Network Services Corp.	379,466	3,161
*		Kulicke & Soffa Industries, Inc.	458,852	3,148
*		Cavium Networks, Inc.	136,180	3,135
*	^	Supertex, Inc.	99,471	3,112
*	^	Hughes Communications Inc.	56,964	3,111
*		Actel Corp.	222,927	3,045
*		Switch and Data Inc.	187,787	3,008
*	^	Nextwave Wireless Inc.	552,029	2,970
*		DSP Group Inc.	240,208	2,931
*		Move, Inc.	1,192,847	2,922
*		Smart Modular Technologies Inc.	283,653	2,888
*		FalconStor Software, Inc.	254,625	2,867
*		Ciber, Inc.	468,703	2,864
*	^	WebMD Health Corp. Class A	69,631	2,860
		CTS Corp.	287,702	2,857
*		MRV Communications Inc.	1,227,633	2,848
		Cohu, Inc.	186,075	2,847
*		Genesis Microchip Inc.	320,913	2,750
*		eSPEED, Inc. Class A	243,130	2,747
*		ComScore Inc.	82,735	2,700
*		Rudolph Technologies, Inc.	236,802	2,681
*		Intervoice, Inc.	331,204	2,646
*		IPG Photonics Corp.	130,878	2,616
*		Global Cash Access, Inc.	424,406	2,572
		infoUSA Inc.	285,753	2,552
*	^	Rackable Systems Inc.	252,930	2,529
*		Ness Technologies Inc.	267,514	2,469
*		RightNow Technologies Inc.	154,671	2,452
		Bel Fuse, Inc. Class B	83,155	2,434
*	^	UTStarcom, Inc.	876,534	2,410
*		Chordiant Software, Inc.	280,310	2,397

*		Silicon Storage Technology, Inc.	798,115	2,386
*		SYNNEX Corp.	120,588	2,364
*		EnerNOC Inc.	46,697	2,293
	^	Marchex, Inc.	209,981	2,280
*	^	Sonic Solutions, Inc.	215,558	2,240
*		Ultratech, Inc.	189,353	2,147
*		iPass Inc.	503,969	2,046
*		ExlService Holdings, Inc.	85,244	1,967
*		Packeteer, Inc.	307,172	1,892
*		Credence Systems Corp.	781,840	1,892
*		Borland Software Corp.	624,270	1,879
*	^	DivX, Inc.	131,999	1,848

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

		Openwave Systems Inc.	708,337	1,842
*		Lionbridge Technologies, Inc.	501,508	1,780
*		PDF Solutions, Inc.	195,982	1,766
*		OpNext, Inc.	192,609	1,705
*		Liquidity Services, Inc.	131,568	1,697
*		Limelight Networks Inc.	244,123	1,682
*		iGATE Corp.	181,716	1,539
		Gevity HR, Inc.	200,065	1,539
*	^	Multi-Fineline Electronix, Inc.	85,275	1,479
*		Asyst Technologies, Inc.	431,809	1,408
*		Eagle Test Systems, Inc.	108,654	1,389
*	^	Orbcomm, Inc.	213,916	1,346
	^	Renaissance Learning, Inc.	75,172	1,052
*		TechTarget	68,772	1,016
*	^	Isilon Systems Inc.	163,409	830
*	^	Optium Corp.	100,518	792
*		Jupitermedia Corp.	205,070	783
*		BigBand Networks Inc.	150,243	772
		Bel Fuse, Inc. Class A	6,901	238
				2,575,766
Materials (6.5%)
		CF Industries Holdings, Inc.	428,391	47,149
*		Terra Industries, Inc.	785,408	37,511
		Cleveland-Cliffs Inc.	350,697	35,350
		FMC Corp.	618,159	33,721
		Airgas, Inc.	629,982	32,828
		Reliance Steel & Aluminum Co.	587,166	31,824
		Carpenter Technology Corp.	419,506	31,534
		Nalco Holding Co.	1,234,489	29,850
		Commercial Metals Co.	972,397	28,540
		Packaging Corp. of America	899,893	25,377
		Cytec Industries, Inc.	389,473	23,984
		AptarGroup Inc.	557,663	22,814
		RPM International, Inc.	1,035,175	21,014
		Cabot Corp.	578,333	19,282
		Valspar Corp.	813,826	18,344

		Hercules, Inc.	947,052	18,325
*	^	Coeur d’Alene Mines Corp.	3,642,146	17,992
		Temple-Inland Inc.	815,833	17,010
		Quanex Corp.	317,666	16,487
		Chemtura Corp.	2,064,170	16,101
*		W.R. Grace & Co.	599,237	15,688
*		Century Aluminum Co.	279,911	15,098
*		OM Group, Inc.	259,838	14,951
		Eagle Materials, Inc.	408,772	14,503
		Scotts Miracle-Gro Co.	380,912	14,254
		Texas Industries, Inc.	198,607	13,922
*		RTI International Metals, Inc.	197,383	13,606
		Greif Inc. Class A	201,755	13,189
		Schnitzer Steel Industries, Inc. Class A	189,564	13,105
		Olin Corp.	632,225	12,221
		Louisiana-Pacific Corp.	893,128	12,218
		H.B. Fuller Co.	519,443	11,661
		Compass Minerals International, Inc.	276,130	11,321
		Minerals Technologies, Inc.	164,861	11,037
		Silgan Holdings, Inc.	209,311	10,872
		Sensient Technologies Corp.	382,908	10,829
*		Rockwood Holdings, Inc.	316,022	10,498
		Worthington Industries, Inc.	582,587	10,417
		Metal Management, Inc.	221,083	10,066
*	^	Zoltek Cos., Inc.	229,806	9,852
		Kaiser Aluminum Corp.	123,334	9,803
*		Hecla Mining Co.	1,027,654	9,609
*	^	AbitibiBowater, Inc.	457,074	9,420
		Rock-Tenn Co.	308,349	7,835

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

		Ferro Corp.	371,890	7,709
		Arch Chemicals, Inc.	209,585	7,702
*	^	Apex Silver Mines Ltd.	501,008	7,635
		NewMarket Corp.	125,752	7,003
		AMCOL International Corp.	192,110	6,922
*		Haynes International, Inc.	99,413	6,909
		Royal Gold, Inc.	220,695	6,736
*		Brush Engineered Materials Inc.	174,369	6,487
		Koppers Holdings, Inc.	142,389	6,157
		Glatfelter	366,521	5,611
*		General Moly, Inc.	454,985	5,310
*	^	Calgon Carbon Corp.	327,216	5,199
*		PolyOne Corp.	757,198	4,982
*		Flotek Industries, Inc.	133,259	4,803
		Deltic Timber Corp.	90,968	4,684
		A. Schulman Inc.	197,991	4,267
*	^	Headwaters Inc.	363,336	4,266
		A.M. Castle & Co.	150,796	4,100
*		Buckeye Technology, Inc.	309,292	3,866
		Spartech Corp.	273,500	3,856
		Neenah Paper Inc.	127,209	3,708
		Innospec, Inc.	205,182	3,521
		Wausau Paper Corp.	387,561	3,484
		Myers Industries, Inc.	239,372	3,464
*		Stillwater Mining Co.	353,219	3,412
		Schweitzer-Mauduit International, Inc.	126,996	3,290
		Westlake Chemical Corp.	167,175	3,175
*		Graphic Packaging Corp.	855,418	3,156
	^	American Vanguard Corp.	169,155	2,935
*		Symyx Technologies, Inc.	285,596	2,193
	^	Georgia Gulf Corp.	278,828	1,846
		Tronox Inc. Class B	189,805	1,642
		Tronox Inc.	161,699	1,439
		Innophos Holdings Inc.	90,896	1,353
		NL Industries, Inc.	85,764	980
				964,814
Telecommunication Services (1.2%)
*		SBA Communications Corp.	798,781	27,031
*		Time Warner Telecom Inc.	1,053,376	21,373
*		Cincinnati Bell Inc.	2,117,223	10,057
*		Cogent Communications Group, Inc.	392,123	9,297
*		Cbeyond Inc.	192,035	7,487
*		Premiere Global Services, Inc.	501,510	7,447
*		Golden Telecom, Inc.	69,010	6,967
*		Centennial Communications Corp. Class A	685,846	6,371
*		Syniverse Holdings Inc.	379,784	5,917
		Alaska Communications Systems Holdings, Inc.	366,518	5,498
*		Rural Cellular Corp. Class A	111,669	4,923
		Shenandoah Telecommunications Co.	189,197	4,537
*	^	Global Crossing Ltd.	205,008	4,520
		iPCS, Inc.	124,008	4,463
		NTELOS Holdings Corp.	144,044	4,277
		Iowa Telecommunications Services Inc.	246,672	4,011
		FairPoint Communications, Inc.	300,392	3,911

		Consolidated Communications Holdings, Inc.	177,936	3,541
		IDT Corp. Class B	414,639	3,504
*		TerreStar Corp.	471,608	3,419
*		General Communication, Inc.	386,550	3,382
		USA Mobility, Inc.	221,122	3,162
*	^	Clearwire Corp.	230,045	3,154
		Atlantic Tele-Network, Inc.	84,367	2,850
		North Pittsburgh Systems, Inc.	114,919	2,804
*		PAETEC Holding Corp.	258,540	2,521
*	^	Vonage Holdings Corp.	930,385	2,140
		SureWest Communications	123,805	2,117

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2007
Market
Value
Shares	($000)

*	^	Globalstar, Inc.	196,473	1,572
*	^	Fibertower Corp.	622,052	1,418
IDT Corp.	120,204	950
174,621
Utilities (4.7%)
Energen Corp.	582,818	37,434
Sierra Pacific Resources	1,998,245	33,930
CMS Energy Corp.	1,920,106	33,371
National Fuel Gas Co.	678,809	31,687
OGE Energy Corp.	783,863	28,446
Puget Energy, Inc.	1,000,461	27,443
Southern Union Co.	871,476	25,587
AGL Resources Inc.	663,711	24,982
UGI Corp. Holding Co.	910,650	24,815
^	Aqua America, Inc.	1,135,908	24,081
Westar Energy, Inc.	853,877	22,150
Great Plains Energy, Inc.	735,593	21,568
Atmos Energy Corp.	761,678	21,357
ITC Holdings Corp.	345,698	19,504
Vectren Corp.	653,624	18,962
Piedmont Natural Gas, Inc.	631,442	16,519
Nicor Inc.	385,453	16,324
Hawaiian Electric Industries Inc.	704,969	16,052
Portland General Electric Co.	534,205	14,840
Cleco Corp.	512,101	14,236
Black Hills Corp.	322,553	14,225
PNM Resources Inc.	655,143	14,053
WGL Holdings Inc.	421,547	13,810
IDACORP, Inc.	378,537	13,332
New Jersey Resources Corp.	239,863	11,998
*	Aquila, Inc.	3,206,211	11,959
Northwest Natural Gas Co.	227,212	11,056
Southwest Gas Corp.	362,793	10,800
*	El Paso Electric Co.	392,529	10,037
Avista Corp.	451,997	9,736
UniSource Energy Corp.	301,416	9,510
NorthWestern Corp.	308,872	9,112
South Jersey Industries, Inc.	252,130	9,099
ALLETE, Inc.	222,937	8,824
Otter Tail Corp.	241,595	8,359
Ormat Technologies Inc.	144,396	7,943
UIL Holdings Corp.	204,285	7,548
MGE Energy, Inc.	186,145	6,603
Empire District Electric Co.	287,141	6,541
^	California Water Service Group	167,909	6,216
The Laclede Group, Inc.	175,845	6,021
CH Energy Group, Inc.	134,825	6,005
American States Water Co.	146,433	5,518
SJW Corp.	117,880	4,087
695,680

Total Common Stocks (Cost $12,301,418)	14,786,025

Vanguard® Small-Cap Index Fund
Schedule of Investments
December 31, 2007
		Market
		Value
	Shares	($000)

Temporary Cash Investments (6.4%)[1]
Money Market Fund (6.4%)
[2] Vanguard Market Liquidity Fund, 4.664%	112,236,992	112,237
[2] Vanguard Market Liquidity Fund, 4.664%	830,202,263	830,202
		942,439

	Face
	Amount
	($000)
U.S. Agency Obligation (0.0%)
[3] Federal Home Loan Bank
[4] 4.548%, 2/1/08	5,000	4,980

Total Temporary Cash Investments (Cost $947,419)		947,419
Total Investments (105.8%) (Cost $13,248,837)		15,733,444
Other Assets and Liabilities—Net (–5.8%)		(863,918)
Net Assets (100%)		14,869,526

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.1% and 5.7%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3

The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4	Securities with a value of $4,980,000 have been segregated as initial margin for open futures contracts. REIT—Real Estate Investment Trust.

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (14.3%)
*		Priceline.com, Inc.	178,813	20,538
		DeVry, Inc.	299,287	15,551
*		Hanesbrands Inc.	474,852	12,902
		Strayer Education, Inc.	71,758	12,240
		Orient-Express Hotel Ltd.	210,244	12,093
*		LKQ Corp.	570,065	11,983
*		Bally Technologies Inc.	240,615	11,963
*		Dick’s Sporting Goods, Inc.	416,298	11,556
*		Scientific Games Corp.	344,389	11,451
		Sotheby’s	295,082	11,243
*		Chipotle Mexican Grill, Inc. Class B	87,122	10,720
		Burger King Holdings Inc.	368,247	10,499
*		Aeropostale, Inc.	383,889	10,173
*	^	Chipotle Mexican Grill, Inc.	67,838	9,977
*		Fossil, Inc.	236,198	9,916
*		J. Crew Group, Inc.	196,155	9,457
*		Deckers Outdoor Corp.	60,138	9,325
*		Jarden Corp.	383,028	9,043
		John Wiley & Sons Class A	202,547	8,675
	^	Polaris Industries, Inc.	177,640	8,486
*		Big Lots Inc.	529,223	8,462
*		Life Time Fitness, Inc.	163,783	8,137
*		Marvel Entertainment, Inc.	301,374	8,050
*	^	The Cheesecake Factory Inc.	339,473	8,049
*		Jack in the Box Inc.	311,259	8,021
*		The Warnaco Group, Inc.	225,363	7,843
*		WMS Industries, Inc.	210,852	7,726
*		Vail Resorts Inc.	135,230	7,277
		Matthews International Corp.	155,091	7,269
*		Pinnacle Entertainment, Inc.	296,010	6,974
*		Sonic Corp.	318,408	6,973
		Thor Industries, Inc.	179,511	6,823
*	^	Netflix.com, Inc.	249,909	6,653
*		Corinthian Colleges, Inc.	418,974	6,452
*		Tractor Supply Co.	174,223	6,262
		Arbitron Inc.	147,738	6,141
*	^	Under Armour, Inc.	139,441	6,089
*		Gemstar-TV Guide International, Inc.	1,273,354	6,061
*		Tenneco Automotive, Inc.	230,130	5,999
		Choice Hotels International, Inc.	179,002	5,943
*		DreamWorks Animation SKG, Inc.	230,750	5,893
*		Morningstar, Inc.	74,921	5,825
*		Lions Gate Entertainment Corp.	590,460	5,562
*		Carter’s, Inc.	286,724	5,548
*	^	Panera Bread Co.	151,930	5,442
*		Gaylord Entertainment Co.	132,212	5,351
		National CineMedia Inc.	207,794	5,238
*		INVESTools Inc.	292,521	5,189
*		Iconix Brand Group Inc.	253,134	4,977
*		Pacific Sunwear of California, Inc.	348,882	4,923
	^	Pool Corp.	243,388	4,826
*		Blue Nile Inc.	70,780	4,817
*		The Gymboree Corp.	152,251	4,638

*		Saks Inc.	221,816	4,605
*		Live Nation, Inc.	310,006	4,501
*		Bright Horizons Family Solutions, Inc.	129,968	4,489
		Gentex Corp.	236,433	4,201
		Aaron Rents, Inc.	215,279	4,142
*		CEC Entertainment Inc.	159,355	4,137
*	^	NutriSystem, Inc.	152,583	4,117
*		Coinstar, Inc.	138,046	3,886
*		TiVo Inc.	460,584	3,841

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

*		Sally Beauty Co. Inc.	401,820	3,636
*		Champion Enterprises, Inc.	380,531	3,585
*		Steiner Leisure Ltd.	79,638	3,517
		CKE Restaurants Inc.	254,907	3,365
*		Hibbett Sports Inc.	154,795	3,093
	^	Tempur-Pedic International Inc.	117,803	3,059
	^	Winnebago Industries, Inc.	144,709	3,042
*		Texas Roadhouse, Inc.	274,955	3,041
*		Morgans Hotel Group	154,839	2,985
*		Visteon Corp.	642,440	2,820
*		P.F. Chang’s China Bistro, Inc.	121,340	2,771
		Cinemark Holdings Inc.	158,006	2,686
*		Drew Industries, Inc.	97,212	2,664
*		CKX, Inc.	216,660	2,600
		Triarc Cos., Inc. Class B	292,376	2,561
*	^	Jos. A. Bank Clothiers, Inc.	89,520	2,547
*		Pre-Paid Legal Services, Inc.	45,976	2,545
*		Red Robin Gourmet Burgers, Inc.	78,864	2,523
*		Papa John’s International, Inc.	110,873	2,517
*		Entravision Communications Corp.	313,236	2,453
*	^	Raser Technologies, Inc.	162,158	2,408
*		Universal Electronics, Inc.	71,993	2,407
		K-Swiss, Inc.	131,961	2,389
	^	Sealy Corp.	203,893	2,282
*		Gaiam, Inc.	76,380	2,267
*	^	Charter Communications, Inc.	1,883,854	2,204
*		California Pizza Kitchen, Inc.	137,063	2,134
*	^	Blockbuster Inc. Class A	543,982	2,122
*	^	Shuffle Master, Inc.	174,242	2,089
*		Skechers U.S.A., Inc.	105,360	2,056
		Christopher & Banks Corp.	179,376	2,054
*		GSI Commerce, Inc.	103,593	2,020
*		Universal Technical Institute Inc.	118,758	2,019
*		Coldwater Creek Inc.	300,051	2,007
*		Peet’s Coffee & Tea Inc.	68,110	1,980
*		Zumiez Inc.	78,079	1,902
*		Fleetwood Enterprises, Inc.	317,755	1,900
		The Pep Boys (Manny, Moe & Jack)	165,302	1,898
*		Buffalo Wild Wings Inc.	78,475	1,822
*		LodgeNet Entertainment Corp.	102,220	1,783
		bebe stores, inc.	138,567	1,782
*		Volcom, Inc.	78,256	1,724
*		Denny’s Corp.	441,373	1,655
*	^	True Religion Apparel, Inc.	75,391	1,610
*		Select Comfort Corp.	224,636	1,575
*		Shutterfly, Inc.	60,328	1,546
		Big 5 Sporting Goods Corp.	105,556	1,522
*		AFC Enterprises, Inc.	126,132	1,428
*		BJ’s Restaurants Inc.	84,089	1,367
*		Monarch Casino & Resort, Inc.	56,633	1,364
*		Capella Education Co.	20,727	1,357
		Ambassadors Group, Inc.	72,566	1,329
*		Cumulus Media Inc.	163,979	1,318
*		Mediacom Communications Corp.	285,386	1,310

*	^	DSW Inc. Class A	68,213	1,280
*		Hot Topic, Inc.	219,251	1,276
*		Knology, Inc.	95,884	1,225
*	^	Overstock.com, Inc.	76,127	1,182
	^	Spartan Motors, Inc.	153,157	1,170
*		Blockbuster Inc. Class B	337,720	1,162
*		Pier 1 Imports Inc.	218,965	1,145
*		A.C. Moore Arts & Crafts, Inc.	80,149	1,102
*	^	Martha Stewart Living Omnimedia, Inc.	118,790	1,101
	^	Systemax Inc.	53,409	1,085

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

*		The Dress Barn, Inc.	86,349	1,080
*		Lin TV Corp.	87,944	1,070
*		Stamps.com Inc.	87,103	1,061
*		Harris Interactive Inc.	247,377	1,054
*		Nexcen Brands, Inc.	214,015	1,036
*		1-800-FLOWERS.COM, Inc.	113,902	994
*	^	iRobot Corp.	54,115	978
*	^	Smith & Wesson Holding Corp.	159,004	970
*		Playboy Enterprises, Inc. Class B	105,297	960
*		Isle of Capri Casinos, Inc.	67,771	933
*		New York & Co., Inc.	130,187	831
*	^	Jamba Inc.	220,374	815
*		MTR Gaming Group Inc.	116,096	788
*		Ruth’s Chris Steak House Inc.	86,239	771
*		Citi Trends Inc.	48,475	748
		PRIMEDIA Inc.	87,530	744
*	^	Hovnanian Enterprises Inc. Class A	87,997	631
*	^	WCI Communities, Inc.	166,858	631
*	^	Trump Entertainment Resorts, Inc.	146,575	630
*	^	Krispy Kreme Doughnuts, Inc.	196,416	621
*	^	Conn’s, Inc.	34,392	588
*		Town Sports International Holdings, Inc.	58,411	558
*	^	Avatar Holding, Inc.	13,243	554
*		Leapfrog Enterprises, Inc.	79,354	534
*	^	Six Flags, Inc.	233,860	475
*		Retail Ventures, Inc.	70,432	359
*		ValueVision Media, Inc.	54,541	343
		Triarc Cos., Inc. Class A	37,442	327
*	^	Heelys Inc.	25,595	178
				628,773
Consumer Staples (2.9%)
		Church & Dwight, Inc.	326,376	17,647
		Herbalife Ltd.	256,879	10,347
		Alberto-Culver Co.	412,163	10,114
*		Central European Distribution Corp.	168,762	9,802
		Flowers Foods, Inc.	407,272	9,534
*		NBTY, Inc.	283,650	7,772
*	^	Rite Aid Corp.	2,737,262	7,637
		Casey’s General Stores, Inc.	225,812	6,686
*		United Natural Foods, Inc.	201,455	6,390
*		Chattem, Inc.	80,506	6,081
*		Ralcorp Holdings, Inc.	79,430	4,829
*		Green Mountain Coffee Roasters, Inc.	81,161	3,303
*	^	American Oriental Bioengineering, Inc.	294,693	3,265
*		Darling International, Inc.	261,704	3,025
		Seaboard Corp.	1,876	2,758
*		The Great Atlantic & Pacific Tea Co., Inc.	78,514	2,460
*		Winn-Dixie Stores, Inc.	133,377	2,250
*		Boston Beer Co., Inc. Class A	48,189	1,814
*	^	USANA Health Sciences, Inc.	44,451	1,648
	^	Cal-Maine Foods, Inc.	57,803	1,534
*		The Pantry, Inc.	56,699	1,482
		Tootsie Roll Industries, Inc.	53,668	1,472
		Coca-Cola Bottling Co.	19,836	1,168

*	^	Jones Soda Co.	122,770	913
*		Revlon, Inc. Class A	710,827	839
*	^	Spectrum Brands Inc.	127,344	679
*		Alliance One International, Inc.	152,861	622
		National Beverage Corp.	27,621	222
	^	Mannatech, Inc.	26,899	170
				126,463

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

Energy (10.7%)
*		Oceaneering International, Inc.	272,161	18,330
*		Helix Energy Solutions Group, Inc.	429,718	17,833
*		Quicksilver Resources, Inc.	252,493	15,046
*		Dresser Rand Group, Inc.	382,504	14,937
*		Core Laboratories N.V.	116,716	14,557
*		Petrohawk Energy Corp.	840,064	14,542
		Massey Energy Co.	401,903	14,368
*		Atwood Oceanics, Inc.	141,207	14,155
*		Superior Energy Services, Inc.	403,417	13,886
		St. Mary Land & Exploration Co.	314,160	12,130
		Foundation Coal Holdings, Inc.	224,752	11,799
		Holly Corp.	231,523	11,782
*		Alpha Natural Resources, Inc.	324,453	10,538
*		Global Industries Ltd.	466,536	9,993
*		Dril-Quip, Inc.	170,235	9,475
*		W-H Energy Services, Inc.	151,594	8,521
		Berry Petroleum Class A	188,573	8,382
		Penn Virginia Corp.	187,593	8,185
*		Oil States International, Inc.	233,410	7,964
*		Comstock Resources, Inc.	219,913	7,477
*		Cheniere Energy, Inc.	222,409	7,259
	^	Crosstex Energy, Inc.	193,636	7,211
		Helmerich & Payne, Inc.	179,370	7,187
*		ATP Oil & Gas Corp.	141,056	7,129
		Atlas America, Inc.	119,492	7,072
*		Willbros Group, Inc.	178,397	6,831
		Cabot Oil & Gas Corp.	168,168	6,789
*		Arena Resources, Inc.	160,000	6,674
*		Continental Resources, Inc.	249,658	6,524
*		EXCO Resources, Inc.	413,626	6,403
*		Carrizo Oil & Gas, Inc.	116,537	6,380
*		Delta Petroleum Corp.	328,876	6,199
*		Bill Barrett Corp.	143,755	6,019
*		TETRA Technologies, Inc.	367,350	5,720
*		ION Geophysical Corp.	360,736	5,692
*		Patriot Coal Corp.	131,081	5,471
*		Encore Acquisition Co.	162,502	5,423
*		NATCO Group Inc.	80,873	4,379
*		Petroleum Development Corp.	73,683	4,357
		World Fuel Services Corp.	134,203	3,896

*		Warren Resources Inc.	273,433	3,864
*		Unit Corp.	80,464	3,721
		CARBO Ceramics Inc.	96,883	3,604
*		SEACOR Holdings Inc.	38,776	3,596
*		Hercules Offshore, Inc.	146,437	3,482
*	^	International Coal Group, Inc.	642,764	3,445
*		Parallel Petroleum Corp.	193,848	3,418
*		Contango Oil & Gas Co.	67,153	3,417
*		Grey Wolf, Inc.	597,522	3,185
*		USEC Inc.	345,461	3,109
*	^	Cal Dive International, Inc.	233,074	3,086
*	^	VeraSun Energy Corp.	193,648	2,959
*		PetroQuest Energy, Inc.	202,659	2,898
*		Matrix Service Co.	131,763	2,875
*		T-3 Energy Services, Inc.	57,255	2,692
*	^	McMoRan Exploration Co.	201,581	2,639
*		Dawson Geophysical Co.	35,916	2,567
*		Complete Production Services, Inc.	140,574	2,526
*		Gulfport Energy Corp.	136,522	2,493
*		Rosetta Resources, Inc.	125,625	2,491
*		Uranium Resources Inc.	180,972	2,259
*	^	Goodrich Petroleum Corp.	95,549	2,161
		Lufkin Industries, Inc.	37,327	2,138

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

*		Gulfmark Offshore, Inc.	45,518	2,130
*		Parker Drilling Co.	276,314	2,086
		MarkWest Hydrocarbon, Inc.	32,706	2,049
		Gulf Island Fabrication, Inc.	63,366	2,009
*		Bois d’Arc Energy, Inc.	98,690	1,959
*		Veneco Inc.	97,337	1,940
*		OYO Geospace Corp.	23,066	1,738
*		Energy Partners, Ltd.	141,565	1,672
*		US BioEnergy Corp.	134,743	1,578
		Alon USA Energy, Inc.	57,779	1,570
*		Basic Energy Services Inc.	65,634	1,441
*	^	GMX Resources Inc.	42,631	1,376
*	^	Rentech, Inc.	728,770	1,319
*	^	Pacific Ethanol, Inc.	160,298	1,316
	^	RPC Inc.	110,677	1,296
		Delek US Holdings, Inc.	63,530	1,285
*		PHI Inc. Non-Voting Shares	40,023	1,242
*		Newpark Resources, Inc.	222,312	1,212
*		Clean Energy Fuels Corp.	76,382	1,156
*		Superior Well Services, Inc.	52,777	1,120
*	^	Aventine Renewable Energy Holdings, Inc.	77,685	991
*		Allis-Chalmers Energy Inc.	56,055	827
*	^	SulphCo, Inc.	114,142	596
*	^	GeoGlobal Resources Inc.	116,301	576
*		Bronco Drilling Co., Inc.	36,184	537
*	^	Verenium Corp.	100,324	501
*	^	Evergreen Energy, Inc.	194,992	435
				471,097
Financials (4.6%)
*	^	Affiliated Managers Group, Inc.	146,311	17,186
		Jones Lang LaSalle Inc.	185,387	13,192
		Taubman Co. REIT	262,019	12,889
*		Philadelphia Consolidated Holding Corp.	300,836	11,838
*		GFI Group Inc.	79,749	7,634
		Digital Realty Trust, Inc. REIT	196,446	7,538
		Hilb, Rogal and Hamilton Co.	183,004	7,424
		UCBH Holdings, Inc.	514,087	7,279
		optionsXpress Holdings Inc.	202,745	6,857
*		Interactive Brokers Group, Inc.	198,775	6,424
		Equity Lifestyle Properties, Inc. REIT	114,447	5,227
	^	Greenhill & Co., Inc.	75,075	4,991
		Erie Indemnity Co. Class A	91,614	4,754
		Cash America International Inc.	146,464	4,731
*	^	Enstar Group Ltd.	38,368	4,697
*		Signature Bank	138,707	4,681
		National Financial Partners Corp.	89,459	4,080
*		Dollar Financial Corp.	117,956	3,620
		Tower Group, Inc.	103,393	3,453
		Calamos Asset Management, Inc.	111,665	3,325
	^	Portfolio Recovery Associates, Inc.	79,059	3,136
	^	PrivateBancorp, Inc.	93,037	3,038
*		PICO Holdings, Inc.	83,923	2,822
		PS Business Parks, Inc. REIT	51,538	2,708
*		FCStone Group, Inc.	57,704	2,656

*		Alexander’s, Inc. REIT	6,492	2,293
*		KBW Inc.	84,748	2,169
*		World Acceptance Corp.	78,138	2,108
*		First Cash Financial Services, Inc.	139,698	2,051
		Tanger Factory Outlet Centers, Inc. REIT	54,201	2,044
		NewAlliance Bancshares, Inc.	175,456	2,021
*		MarketAxess Holdings, Inc.	152,903	1,962
*		TradeStation Group, Inc.	131,890	1,874
*		EZCORP, Inc.	161,195	1,820
*	^	Western Alliance Bancorp	96,494	1,811

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

*		Investors Bancorp, Inc.	123,021	1,740
*		Pinnacle Financial Partners, Inc.	65,550	1,666
		Bank of the Ozarks, Inc.	62,333	1,633
*		Tejon Ranch Co.	38,177	1,560
*		eHealth, Inc.	46,024	1,478
	^	Cascade Bancorp	105,843	1,473
*		LaBranche & Co. Inc.	272,992	1,376
		CoBiz Inc.	88,131	1,311
		Amtrust Financial Services Inc.	86,593	1,192
*		Virginia Commerce Bancorp, Inc.	88,903	1,043
		Saul Centers, Inc. REIT	18,339	980
		Gamco Investors Inc. Class A	13,887	962
		ViewPoint Financial Group	57,537	951
*		Penson Worldwide, Inc.	66,213	950
*		Oritani Financial Corp.	70,370	866
*		Hilltop Holdings Inc.	78,409	856
*	^	Credit Acceptance Corp.	37,472	775
	^	Life Partners Holdings	26,700	740
*		Darwin Professional Underwriters, Inc.	29,451	712
*		NewStar Financial, Inc.	62,603	518
*		Thomas Weisel Partners Group, Inc.	31,753	436
*	^	Wauwatosa Holdings, Inc.	22,629	290
		Roma Financial Corp.	16,752	263
*		Primus Guaranty, Ltd.	35,552	249
				200,353
Health Care (19.5%)
*		Respironics, Inc.	365,310	23,921
*		ResMed Inc.	383,676	20,155
*		VCA Antech, Inc.	415,117	18,361
*		IDEXX Laboratories Corp.	302,984	17,764
*		Inverness Medical Innovations, Inc.	315,935	17,749
*		BioMarin Pharmaceutical Inc.	475,185	16,822
*		Pediatrix Medical Group, Inc.	242,806	16,547
*		Gen-Probe Inc.	262,740	16,534
*		MGI Pharma, Inc.	396,198	16,058
*		Illumina, Inc.	267,165	15,832
*		Onyx Pharmaceuticals, Inc.	270,950	15,070
*		OSI Pharmaceuticals, Inc.	286,853	13,915
*		Ventana Medical Systems, Inc.	151,650	13,228

*		Edwards Lifesciences Corp.	283,658	13,045
*		Techne Corp.	185,956	12,282
*		HLTH Corp.	898,330	12,038
*		Tenet Healthcare Corp.	2,346,446	11,920
*		Immucor Inc.	342,287	11,634
*		Sierra Health Services, Inc.	264,193	11,086
*		Healthways, Inc.	175,108	10,233
*		United Therapeutics Corp.	104,305	10,185
*		PDL BioPharma Inc.	578,557	10,136
*		Myriad Genetics, Inc.	215,717	10,014
*		Varian, Inc.	151,125	9,868
*		Adams Respiratory Therapeutics, Inc.	159,796	9,546
*		Pharmion Corp.	146,141	9,186
*		Magellan Health Services, Inc.	196,007	9,140
*		Psychiatric Solutions, Inc.	269,424	8,756
*		Alexion Pharmaceuticals, Inc.	113,581	8,522
		Cooper Cos., Inc.	221,787	8,428
*		Haemonetics Corp.	130,431	8,220
*	^	HealthSouth Corp.	390,123	8,193
*		Affymetrix, Inc.	341,322	7,898
*		Alkermes, Inc.	502,967	7,841
*		Dionex Corp.	92,580	7,671
*		Advanced Medical Optics, Inc.	299,546	7,348
*		Cepheid, Inc.	274,120	7,223
		Medicis Pharmaceutical Corp.	277,961	7,219

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

*		LifeCell Corp.	159,747	6,887
*		Sunrise Senior Living, Inc.	224,393	6,884
*		Nuvasive, Inc.	172,803	6,829
		Chemed Corp.	118,518	6,623
*		PAREXEL International Corp.	136,919	6,613
*		Human Genome Sciences, Inc.	632,521	6,604
*	^	ArthroCare Corp.	136,062	6,538
*		PSS World Medical, Inc.	333,494	6,526
*		Amedisys Inc.	129,297	6,274
*		Medarex, Inc.	597,014	6,221
	^	Mentor Corp.	159,039	6,218
*		Applera Corp.-Celera Genomics Group	390,488	6,197
*		Eclipsys Corp.	238,160	6,028
*		Centene Corp.	216,134	5,931
*		Cubist Pharmaceuticals, Inc.	275,681	5,654
		Meridian Bioscience Inc.	187,291	5,634
*		Valeant Pharmaceuticals International	455,433	5,452
*		Wright Medical Group, Inc.	177,902	5,189
*		Allscripts Healthcare Solutions, Inc.	263,997	5,127
*		American Medical Systems Holdings, Inc.	339,649	4,911
*		Align Technology, Inc.	286,106	4,772
*		Bio-Rad Laboratories, Inc. Class A	45,696	4,735
*		Martek Biosciences Corp.	159,876	4,729
*		Regeneron Pharmaceuticals, Inc.	195,237	4,715
		Analogic Corp.	69,312	4,694
*		inVentiv Health, Inc.	151,577	4,693
*		Apria Healthcare Group Inc.	216,620	4,673
*		The Medicines Co.	243,428	4,664
*		Exelixis, Inc.	516,563	4,458
*		Theravance, Inc.	228,543	4,457
*		Thoratec Corp.	239,594	4,358
*		Omnicell, Inc.	159,831	4,304
*		Orthofix International N.V.	74,001	4,290
*		Isis Pharmaceuticals, Inc.	266,169	4,192
*		Auxilium Pharmaceuticals, Inc.	138,529	4,154
*	^	SurModics, Inc.	75,672	4,107
*	^	Integra LifeSciences Holdings	97,475	4,087
*		HealthExtras, Inc.	156,656	4,086
*		Phase Forward Inc.	187,336	4,075
*		K-V Pharmaceutical Co. Class A	138,133	3,942
*		Savient Pharmaceuticals Inc.	171,617	3,942
*		Abaxis, Inc.	106,052	3,803
*		Alnylam Pharmaceuticals Inc.	130,542	3,796
*		Incyte Corp.	374,817	3,767
*		The TriZetto Group, Inc.	213,965	3,717
*		ev3 Inc.	282,961	3,596
*		XenoPort, Inc.	64,160	3,585
*		HMS Holdings Corp.	105,107	3,491
*		Pharmanet Development Group, Inc.	88,787	3,481
*		Sun Healthcare Group Inc.	191,674	3,291
*		Sciele Pharma, Inc.	158,914	3,250
*		Kendle International Inc.	64,638	3,162
*		AMAG Pharmaceuticals, Inc.	51,540	3,099
*		Nektar Therapeutics	454,921	3,053

*	Seattle Genetics, Inc.	264,017	3,010
*	AMN Healthcare Services, Inc.	172,403	2,960
*	Universal American Corp.	110,864	2,837
*	Quidel Corp.	144,941	2,822
*	Conceptus, Inc.	146,203	2,813
*	Bruker BioSciences Corp.	208,871	2,778
*	SonoSite, Inc.	82,444	2,776
*	Symmetry Medical Inc.	157,972	2,753
*	Abraxis BioScience	39,476	2,715
*	Zoll Medical Corp.	101,170	2,703

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

*		CV Therapeutics, Inc.	294,720	2,667
*		Air Methods Corp.	52,967	2,631
*	^	Luminex Corp.	160,532	2,607
*		Gentiva Health Services, Inc.	131,280	2,500
*		Acorda Therapeutics Inc.	112,488	2,470
*		Emeritus Corp.	95,162	2,393
*		Progenics Pharmaceuticals, Inc.	131,817	2,382
*		eResearch Technology, Inc.	200,239	2,367
*		ICU Medical, Inc.	64,367	2,318
*	^	Sangamo BioSciences, Inc.	176,548	2,311
*		Halozyme Therapeutics Inc.	321,656	2,287
*		Indevus Pharmaceuticals, Inc.	320,375	2,227
*		XOMA Ltd.	651,681	2,209
*		MedCath Corp.	89,507	2,198
*		Assisted Living Concepts Inc.	292,391	2,193
*		TomoTherapy, Inc.	109,278	2,137
*	^	Geron Corp.	372,629	2,117
*		Sirona Dental Systems Inc.	61,779	2,068
*		Cypress Bioscience, Inc.	184,861	2,039
*		OraSure Technologies, Inc.	229,045	2,036
*		Radiation Therapy Services, Inc.	64,043	1,980
*		Accuray Inc.	129,772	1,975
*		PharMerica Corp.	140,991	1,957
*		Omrix Biopharmaceuticals, Inc.	54,613	1,897
*	^	Salix Pharmaceuticals, Ltd.	234,929	1,851
*		Merit Medical Systems, Inc.	128,573	1,787
*		ViroPharma Inc.	224,446	1,782
*		Cyberonics, Inc.	133,161	1,752
*		Lexicon Pharmaceuticals Inc.	575,076	1,742
*	^	Keryx Biopharmaceuticals, Inc.	205,169	1,723
*		Noven Pharmaceuticals, Inc.	123,138	1,709
*		Volcano Corp.	135,653	1,697
*	^	Dendreon Corp.	272,312	1,694
*	^	Stereotaxis Inc.	137,414	1,679
*	^	APP Pharmaceuticals, Inc.	158,105	1,624
*	^	MannKind Corp.	200,255	1,594
*		Akorn, Inc.	216,919	1,592
*		Genomic Health, Inc.	69,398	1,571
*	^	Vital Images, Inc.	80,307	1,451
*	^	Hansen Medical Inc.	48,437	1,450
*		Zymogenetics, Inc.	120,859	1,410
*		Nighthawk Radiology Holdings, Inc.	66,695	1,404
*		Arena Pharmaceuticals, Inc.	178,755	1,400
*		Insulet Corp.	58,508	1,374
*		Enzo Biochem, Inc.	106,012	1,351
*		Palomar Medical Technologies, Inc.	86,521	1,326
*		InterMune Inc.	98,490	1,313
		LCA-Vision Inc.	64,372	1,286
*	^	GTx, Inc.	77,602	1,114
*		Medivation Inc.	75,855	1,092
*		Cadence Pharmaceuticals, Inc.	71,944	1,069
*	^	deCODE genetics, Inc.	289,555	1,066
*		Aspect Medical Systems, Inc.	75,624	1,059
*		Affymax Inc.	44,221	989

*		Array BioPharma Inc.	110,681	932
*		Odyssey Healthcare, Inc.	81,341	900
*		Sirtis Pharmaceuticals Inc.	64,146	878
*	^	Osiris Therapeutics, Inc.	72,146	867
*		Acadia Pharmaceuticals Inc.	77,832	862
*		Neurocrine Biosciences, Inc.	187,838	853
*		Momenta Pharmaceuticals, Inc.	117,284	837
*		Alliance Imaging, Inc.	82,046	789
*		K-V Pharmaceutical Co. Class B	26,991	770
*		Orexigen Therapeutics Inc.	53,114	757

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

*		Senomyx, Inc.	97,975	734
		Vital Signs, Inc.	13,848	708
*		Nabi Biopharmaceuticals	151,279	546
*		Clinical Data, Inc.	19,661	437
*	^	Northstar Neuroscience, Inc.	45,993	428
*		Amicus Therapeutics, Inc.	19,029	205
*		Emergent BioSolutions inc.	29,860	151
				856,884
Industrials (16.3%)
*		BE Aerospace, Inc.	458,168	24,237
*		General Cable Corp.	260,134	19,063
*		Alliant Techsystems, Inc.	166,449	18,935
		Bucyrus International, Inc.	185,189	18,406
*		Corrections Corp. of America	612,804	18,084
		Flowserve Corp.	183,578	17,660
*		Covanta Holding Corp.	609,418	16,857
		Donaldson Co., Inc.	353,517	16,396
*		Copart, Inc.	361,718	15,391
*		FTI Consulting, Inc.	231,581	14,275
*		Thomas & Betts Corp.	286,364	14,043
*		Kansas City Southern	380,603	13,066
		Graco, Inc.	323,314	12,047
*		Kirby Corp.	251,126	11,672
		Landstar System, Inc.	271,780	11,456
*		Hexcel Corp.	468,670	11,379
		The Toro Co.	196,488	10,697
*		Waste Connections, Inc.	336,968	10,412
*		IHS Inc. Class A	165,787	10,040
		Herman Miller, Inc.	303,284	9,823
		MSC Industrial Direct Co., Inc. Class A	233,499	9,450
		Actuant Corp.	273,668	9,307
*		Teledyne Technologies, Inc.	164,829	8,790
*		Gardner Denver Inc.	264,826	8,739
		Valmont Industries, Inc.	89,417	7,969
		Wabtec Corp.	229,407	7,901
		Mine Safety Appliances Co.	150,668	7,815
*	^	Evergreen Solar, Inc.	448,745	7,750
*		Esterline Technologies Corp.	144,836	7,495
*		Orbital Sciences Corp.	293,753	7,203
		The Brink’s Co.	120,164	7,179
*		AAR Corp.	187,207	7,119
*		Geo Group Inc.	252,414	7,068
*		Continental Airlines, Inc. Class B	314,976	7,008
*		Huron Consulting Group Inc.	83,288	6,716
*	^	Energy Conversion Devices, Inc.	197,434	6,644
*		Ceradyne, Inc.	128,356	6,024
*		The Middleby Corp.	78,014	5,977
		UTI Worldwide, Inc.	294,260	5,768
*		The Advisory Board Co.	89,568	5,749
*		WESCO International, Inc.	142,622	5,654
*	^	American Superconductor Corp.	202,075	5,525
*		Perini Corp.	126,723	5,249
*		TransDigm Group, Inc.	116,074	5,243
*		Hub Group, Inc.	192,355	5,113

*		ESCO Technologies Inc.	127,326	5,085
		Watson Wyatt & Co. Holdings	104,458	4,848
*		RBC Bearings Inc.	106,583	4,632
*		Genesee & Wyoming Inc. Class A	190,406	4,602
*		GrafTech International Ltd.	257,894	4,578
*		Layne Christensen Co.	92,693	4,561
		Forward Air Corp.	145,725	4,542
		Heartland Express, Inc.	315,908	4,480
*	^	JetBlue Airways Corp.	758,058	4,473
	^	Knight Transportation, Inc.	299,170	4,431

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

*	^	American Commercial Lines Inc.	269,404	4,375
		Rollins, Inc.	225,014	4,320
*		Clean Harbors Inc.	83,543	4,319
*		CoStar Group, Inc.	90,437	4,273
*	^	Taser International Inc.	296,289	4,264
*		Chart Industries, Inc.	136,293	4,211
		Healthcare Services Group, Inc.	195,473	4,140
		Resources Connection, Inc.	226,851	4,120
*		Acco Brands Corp.	254,056	4,075
*		TeleTech Holdings, Inc.	190,833	4,059
	^	Lindsay Manufacturing Co.	54,830	3,876
		Titan International, Inc.	121,627	3,802
*		II-VI, Inc.	124,235	3,795
		Interface, Inc.	231,492	3,778
*		EMCOR Group, Inc.	159,503	3,769
	^	HEICO Corp.	68,050	3,707
*		M&F Worldwide Corp.	68,650	3,697
		Dynamic Materials Corp.	60,091	3,539
*		DynCorp International Inc. Class A	126,881	3,411
		Administaff, Inc.	120,230	3,400
		Heidrick & Struggles International, Inc.	90,052	3,342
*		Mobile Mini, Inc.	179,950	3,336
*		TrueBlue, Inc.	228,763	3,312
*		Astec Industries, Inc.	87,733	3,263
*		Navigant Consulting, Inc.	237,425	3,246
*		AirTran Holdings, Inc.	453,123	3,244
*		Old Dominion Freight Line, Inc.	138,525	3,201
		Steelcase Inc.	201,558	3,199
		Cubic Corp.	79,334	3,110
*		Tetra Tech, Inc.	144,564	3,108
*		Ladish Co., Inc.	71,753	3,099
		Raven Industries, Inc.	80,575	3,093
*		GenCorp, Inc.	250,998	2,927
*		Team, Inc.	79,421	2,905
*		Cenveo Inc.	164,005	2,865
*		American Reprographics Co.	168,983	2,785
*		CRA International Inc.	58,201	2,771
		Badger Meter, Inc.	60,593	2,724
		American Science & Engineering, Inc.	45,612	2,588
*		Blount International, Inc.	199,152	2,452
*		Korn/Ferry International	128,724	2,423
*		Atlas Air Worldwide Holdings, Inc.	39,577	2,146
*		Allegiant Travel Co.	66,684	2,143
		Aircastle Ltd.	80,431	2,118
		Freightcar America Inc.	60,257	2,109
*	^	FuelCell Energy, Inc.	207,507	2,058
*	^	Innerworkings, Inc.	117,997	2,037
*	^	Fuel-Tech N.V.	88,436	2,003
		Gorman-Rupp Co.	62,045	1,936
		Horizon Lines Inc.	103,074	1,921
*		NuCo2, Inc.	76,062	1,894
*	^	Medis Technology Ltd.	121,621	1,877
	^	Simpson Manufacturing Co.	67,140	1,785
*		Kenexa Corp.	88,297	1,715

*	^	Force Protection, Inc.	337,860	1,581
*		TurboChef Technologies, Inc.	94,134	1,553
*		Pike Electric Corp.	89,767	1,505
*	^	Amerco, Inc.	22,616	1,485
		Sun Hydraulics Corp.	57,101	1,441
*		H&E Equipment Services, Inc.	75,664	1,429
		Knoll, Inc.	86,423	1,420
*		Power-One, Inc.	344,227	1,373
*		Plug Power, Inc.	345,873	1,366
*	^	3D Systems Corp.	87,401	1,349

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

*	^	A.S.V., Inc.	92,264	1,278
*		Beacon Roofing Supply, Inc.	142,221	1,198
	^	Houston Wire & Cable Co.	82,892	1,172
*		MTC Technologies, Inc.	48,657	1,143
*		Hudson Highland Group, Inc.	126,081	1,060
*		Columbus McKinnon Corp.	30,986	1,011
*		LECG Corp.	61,052	919
*		Stanley Inc.	28,600	916
		Encore Wire Corp.	56,494	899
*		Kforce Inc.	87,317	851
		The Greenbrier Cos., Inc.	37,842	842
*		First Advantage Corp. Class A	44,716	736
	^	American Railcar Industries, Inc.	34,154	657
*		Universal Truckload Services, Inc.	31,864	611
		Schawk, Inc.	36,657	569
*		TriMas Corp.	48,353	512
*		Polypore International Inc.	28,022	490
*	^	Ionatron Inc.	157,039	449
		HEICO Corp. Class A	9,534	406
*		Accuride Corp.	48,939	385
				712,897
Information Technology (24.5%)
*		Mettler-Toledo International Inc.	184,126	20,954
*		FLIR Systems, Inc.	633,720	19,835
*		CommScope, Inc.	333,245	16,399
*		ANSYS, Inc.	385,023	15,963
*		Equinix, Inc.	157,822	15,951
*		Brocade Communications Systems, Inc.	1,985,184	14,571
*		Ciena Corp.	422,886	14,425
*		Itron, Inc.	150,188	14,414
*		MICROS Systems, Inc.	201,862	14,163
*		Varian Semiconductor Equipment Associates, Inc.	378,768	14,014
*		Nuance Communications, Inc.	685,604	12,807
*		Polycom, Inc.	454,544	12,627
		FactSet Research Systems Inc.	217,891	12,137
		Global Payments Inc.	260,557	12,121
*		Dolby Laboratories Inc.	242,939	12,079
*		Zebra Technologies Corp. Class A	342,793	11,895

*		Novell, Inc.	1,729,772	11,884
*		F5 Networks, Inc.	413,447	11,792
*	^	Cree, Inc.	419,695	11,529
*		SINA.com	257,300	11,401
*		ValueClick, Inc.	496,868	10,881
*		Parametric Technology Corp.	568,711	10,152
		Broadridge Financial Solutions LLC	448,525	10,060
*		Tessera Technologies, Inc.	236,067	9,820
		National Instruments Corp.	293,757	9,791
*		NeuStar, Inc. Class A	340,581	9,768
		Jack Henry & Associates Inc.	397,990	9,687
*		Atmel Corp.	2,189,069	9,457
*		THQ Inc.	332,792	9,381
*		Metavante Technologies	399,223	9,310
*		Silicon Laboratories Inc.	246,056	9,210
*		VistaPrint Ltd.	205,060	8,787
*		Rambus Inc.	407,079	8,524
*		Atheros Communications, Inc.	278,463	8,504
*		ON Semiconductor Corp.	933,545	8,290
*		Unisys Corp.	1,732,909	8,197
*		Verigy Ltd.	295,385	8,026
*		Microsemi Corp.	360,550	7,983
*		Foundry Networks, Inc.	455,380	7,978
*		TIBCO Software Inc.	987,923	7,973
*		Informatica Corp.	436,201	7,860
*		RF Micro Devices, Inc.	1,356,518	7,746

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

*		Sigma Designs, Inc.	139,169	7,682
*		Concur Technologies, Inc.	212,033	7,678
*	^	VeriFone Holdings, Inc.	328,762	7,644
*		Sohu.com Inc.	137,729	7,509
*		Sonus Networks, Inc.	1,287,446	7,506
*		FormFactor Inc.	225,887	7,477
*		Rofin-Sinar Technologies Inc.	154,187	7,418
*		Omniture, Inc.	215,542	7,175
*		Aspen Technologies, Inc.	436,213	7,075
*		Wright Express Corp.	198,055	7,029
*		Digital River, Inc.	198,806	6,575
		ADTRAN Inc.	305,098	6,523
*	^	CNET Networks, Inc.	713,494	6,521
*		SiRF Technology Holdings, Inc.	251,259	6,314
*		SRA International, Inc.	213,111	6,276
*		Comtech Telecommunications Corp.	115,003	6,211
*		NETGEAR, Inc.	173,504	6,189
*		Cymer, Inc.	158,243	6,160
*		Euronet Worldwide, Inc.	204,169	6,125
*		Perot Systems Corp.	453,467	6,122
		Blackbaud, Inc.	218,242	6,120
*		Plexus Corp.	229,682	6,031
*		Quest Software, Inc.	326,889	6,028
*		Sybase, Inc.	223,189	5,823
*		DealerTrack Holdings Inc.	166,832	5,584
*		Gartner, Inc. Class A	313,608	5,507
*		ATMI, Inc.	169,945	5,481
*		InterDigital, Inc.	233,320	5,443
*		Dycom Industries, Inc.	202,204	5,389
*		Net 1 UEPS Technologies, Inc.	178,495	5,241
*		j2 Global Communications, Inc.	245,436	5,196
*		Blackboard Inc.	128,697	5,180
*		Advent Software, Inc.	95,386	5,160
*		Blue Coat Systems, Inc.	155,679	5,117
*		L-1 Identity Solutions Inc.	278,468	4,999
*		Amkor Technology, Inc.	584,931	4,989
*		Macrovision Corp.	271,985	4,985
*		Synaptics Inc.	120,630	4,965
*		Intermec, Inc.	240,512	4,885
*		Harmonic, Inc.	462,162	4,843
*		Semtech Corp.	311,477	4,834
*		MicroStrategy Inc.	47,753	4,541
		Acxiom Corp.	379,557	4,452
*		Diodes Inc.	147,364	4,431
		Fair Isaac, Inc.	137,106	4,408
*		ViaSat, Inc.	127,268	4,382
		Syntel, Inc.	112,534	4,335
*		EarthLink, Inc.	612,670	4,332
*		Commvault Systems, Inc.	201,877	4,276
*		ManTech International Corp.	97,533	4,274
*		Cabot Microelectronics Corp.	117,912	4,234
*	^	OmniVision Technologies, Inc.	270,358	4,231
*		ScanSource, Inc.	127,912	4,138
		Cognex Corp.	203,219	4,095

*	Infinera Corp.	275,066	4,082
*	SAVVIS, Inc.	143,981	4,019
*	Brightpoint, Inc.	260,829	4,006
*	The Ultimate Software Group, Inc.	122,715	3,862
*	Arris Group Inc.	385,756	3,850
*	VASCO Data Security International, Inc.	137,838	3,848
*	Sapient Corp.	433,969	3,823
*	Rogers Corp.	87,731	3,805
*	Websense, Inc.	223,312	3,792
	Daktronics, Inc.	167,461	3,780

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

		MTS Systems Corp.	88,529	3,778
*		Lawson Software, Inc.	340,309	3,485
*		Progress Software Corp.	103,011	3,469
*		PMC Sierra Inc.	530,053	3,467
*		ACI Worldwide, Inc.	181,432	3,454
*		ANADIGICS, Inc.	294,394	3,406
*		Wind River Systems Inc.	381,424	3,406
*		Manhattan Associates, Inc.	128,612	3,390
*	^	Take-Two Interactive Software, Inc.	182,006	3,358
*		Hittite Microwave Corp.	68,977	3,294
*		SonicWALL, Inc.	305,524	3,275
*		Riverbed Technology, Inc.	121,856	3,258
*		SPSS, Inc.	89,567	3,216
*	^	Universal Display Corp.	155,416	3,212
*		RealNetworks, Inc.	519,298	3,163
*		Synchronoss Technologies, Inc.	88,315	3,130
*		FEI Co.	125,902	3,126
*		AMIS Holdings Inc.	308,390	3,090
		InfoSpace, Inc.	164,303	3,089
*		Interwoven Inc.	215,632	3,066
*	^	Bankrate, Inc.	63,737	3,065
*		Epicor Software Corp.	260,138	3,064
*		Applied Micro Circuits Corp.	345,690	3,021
	^	Heartland Payment Systems, Inc.	111,900	2,999
*		Sykes Enterprises, Inc.	161,818	2,913
*	^	Echelon Corp.	137,734	2,843
*		MSC Software Corp.	218,041	2,832
*		Taleo Corp. Class A	92,257	2,747
*		BearingPoint, Inc.	948,721	2,685
*	^	Netlogic Microsystems Inc.	83,085	2,675
		Quality Systems, Inc.	87,572	2,670
*		Cogent Inc.	234,641	2,616
*		Novatel Wireless, Inc.	159,772	2,588
*		Monolithic Power Systems	118,519	2,545
*		Stratasys, Inc.	96,907	2,504
*		Veeco Instruments, Inc.	149,365	2,494
		Micrel, Inc.	289,039	2,442
*		Data Domain, Inc.	92,457	2,435
*		Emulex Corp.	146,795	2,396

*		Advanced Energy Industries, Inc.	179,025	2,342
*		Mentor Graphics Corp.	211,185	2,277
*	^	Aruba Networks, Inc.	152,155	2,269
*		The Knot, Inc.	140,047	2,232
*		DTS Inc.	87,291	2,232
*		Solera Holdings, Inc.	89,869	2,227
*		EPIQ Systems, Inc.	126,937	2,210
*		Magma Design Automation, Inc.	180,972	2,210
*		Mattson Technology, Inc.	256,518	2,196
*		Comtech Group Inc.	132,828	2,140
*		Radiant Systems, Inc.	123,714	2,132
*		Advanced Analogic Technologies, Inc.	188,539	2,127
*		FARO Technologies, Inc.	78,004	2,120
*		Harris Stratex Networks, Inc. Class A	125,945	2,103
*		Perficient, Inc.	132,750	2,089
*		Tyler Technologies, Inc.	161,653	2,084
*		Forrester Research, Inc.	73,707	2,065
*		Starent Networks Corp.	111,798	2,040
*	^	LoopNet, Inc.	143,891	2,022
*		Conexant Systems, Inc.	2,429,977	2,017
*		Vignette Corp.	136,678	1,997
*	^	Finisar Corp.	1,373,799	1,992
*		Vocus, Inc.	56,619	1,955
*		Ansoft Corp.	75,345	1,948
		Technitrol, Inc.	67,350	1,925

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

*		Ixia	202,321	1,918
*		Comverge Inc.	60,839	1,916
*		Exar Corp.	240,061	1,913
*		Silicon Image, Inc.	421,626	1,906
*		Extreme Networks, Inc.	535,859	1,897
*		Trident Microsystems, Inc.	285,701	1,874
*		Internap Network Services Corp.	220,574	1,837
*		Kulicke & Soffa Industries, Inc.	266,650	1,829
*		Littelfuse, Inc.	55,408	1,826
*		Supertex, Inc.	57,956	1,813
*		Hughes Communications Inc.	33,158	1,811
*		Cavium Networks, Inc.	78,618	1,810
*		Switch and Data Inc.	108,989	1,746
*		Move, Inc.	691,528	1,694
*		Smart Modular Technologies Inc.	164,788	1,678
*		FalconStor Software, Inc.	147,648	1,663
*	^	WebMD Health Corp. Class A	40,420	1,660
*		MRV Communications Inc.	715,434	1,660
		Cohu, Inc.	107,733	1,648
*		TTM Technologies, Inc.	136,216	1,588
*		ComScore Inc.	47,901	1,563
*		Intervoice, Inc.	192,771	1,540
*		Ariba, Inc.	136,934	1,527
*		IPG Photonics Corp.	75,222	1,504
*		Global Cash Access, Inc.	246,856	1,496
*		Newport Corp.	115,368	1,476
	^	Palm, Inc.	231,839	1,470
*		Rackable Systems Inc.	144,917	1,449
*		RightNow Technologies Inc.	89,762	1,423
*	^	UTStarcom, Inc.	508,814	1,399
*		Chordiant Software, Inc.	162,288	1,388
*		EnerNOC Inc.	27,190	1,335
	^	Marchex, Inc.	121,703	1,322
*		Powerwave Technologies, Inc.	323,866	1,305
*		Sonic Solutions, Inc.	122,841	1,276
*		Ultratech, Inc.	109,399	1,241
*		GSI Group, Inc.	130,019	1,201
*	^	iPass Inc.	293,268	1,191
*		ExlService Holdings, Inc.	49,412	1,140
*		Packeteer, Inc.	177,713	1,095
*		DivX, Inc.	76,367	1,069
		Openwave Systems Inc.	408,559	1,062
*		Lionbridge Technologies, Inc.	284,577	1,010
*		OpNext, Inc.	112,008	991
*		Liquidity Services, Inc.	75,770	977
*		Limelight Networks Inc.	141,681	976
*		iGATE Corp.	105,817	896
		Bel Fuse, Inc. Class B	29,661	868
*	^	Multi-Fineline Electronix, Inc.	48,840	847
*		Eagle Test Systems, Inc.	62,579	800
*		eSPEED, Inc. Class A	70,632	798
*	^	Orbcomm, Inc.	123,336	776
*		Rudolph Technologies, Inc.	68,178	772
*		S1 Corp.	103,656	757

*		Spansion Inc. Class A	187,578	737
		TNS Inc.	37,918	673
*		PDF Solutions, Inc.	72,099	650
*		Lattice Semiconductor Corp.	198,558	645
*		TechTarget	39,906	590
*	^	Isilon Systems Inc.	91,036	462
*		BigBand Networks Inc.	87,277	449
*	^	Optium Corp.	55,903	441
*		Jupitermedia Corp.	58,205	222
		Renaissance Learning, Inc.	14,778	207
		Bel Fuse, Inc. Class A	1,116	38
				1,073,709

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

Materials (5.0%)
*		Terra Industries, Inc.	454,919	21,727
		Cleveland-Cliffs Inc.	203,131	20,476
		CF Industries Holdings, Inc.	161,361	17,759
		Nalco Holding Co.	714,869	17,286
		Airgas, Inc.	237,237	12,362
		Carpenter Technology Corp.	157,972	11,875
		Hercules, Inc.	548,997	10,623
*		W.R. Grace & Co.	347,316	9,093
		Eagle Materials, Inc.	236,971	8,408
		Scotts Miracle-Gro Co.	220,841	8,264
		Texas Industries, Inc.	115,234	8,078
*		RTI International Metals, Inc.	114,433	7,888
		Greif Inc. Class A	116,859	7,639
*	^	Zoltek Cos., Inc.	133,069	5,705
		Kaiser Aluminum Corp.	71,289	5,666
*		Hecla Mining Co.	596,509	5,577
*	^	Coeur d’Alene Mines Corp.	1,055,317	5,213
		NewMarket Corp.	72,770	4,053
*		Haynes International, Inc.	57,788	4,016
*		Brush Engineered Materials Inc.	100,937	3,755
*		Flotek Industries, Inc.	77,379	2,789
		Deltic Timber Corp.	52,556	2,706
		Silgan Holdings, Inc.	42,391	2,202
*		General Moly, Inc.	171,592	2,002
*		Stillwater Mining Co.	205,327	1,983
*	^	Calgon Carbon Corp.	123,395	1,961
*		Apex Silver Mines Ltd.	101,711	1,550
		Royal Gold, Inc.	44,803	1,367
		Myers Industries, Inc.	90,557	1,310
*		Symyx Technologies, Inc.	165,052	1,268
		A.M. Castle & Co.	43,685	1,188
*		Graphic Packaging Corp.	248,156	916
		American Vanguard Corp.	48,651	844
		Tronox Inc.	46,112	410
		Tronox Inc. Class B	38,919	337
				218,296
Telecommunication Services (1.5%)
*		SBA Communications Corp.	463,066	15,670
*		Time Warner Telecom Inc.	610,617	12,389
*		Cogent Communications Group, Inc.	227,436	5,393
*		Cbeyond Inc.	111,178	4,335
*		Centennial Communications Corp. Class A	397,512	3,693
*		Rural Cellular Corp. Class A	64,873	2,860
*		Global Crossing Ltd.	119,037	2,625
*		Golden Telecom, Inc.	25,959	2,621
		iPCS, Inc.	71,530	2,574
		NTELOS Holdings Corp.	83,203	2,470
*		Cincinnati Bell Inc.	429,570	2,040
*		General Communication, Inc.	224,645	1,966
*		PAETEC Holding Corp.	150,723	1,470
		Shenandoah Telecommunications Co.	54,599	1,309
*	^	Vonage Holdings Corp.	537,665	1,237

*	^	Clearwire Corp.	86,581	1,187
*	^	Globalstar, Inc.	113,573	909
*		Fibertower Corp.	181,158	413
				65,161
Utilities (0.1%)
		Ormat Technologies Inc.	83,559	4,597
		SJW Corp.	23,736	823
				5,420

Total Common Stocks (Cost $3,888,429)				4,359,053

Vanguard® Small-Cap Growth Index Fund
Schedule of Investments
December 31, 2007
		Market
		Value
	Shares	($000)

Temporary Cash Investments (6.1%)[1]
Money Market Fund (6.1%)
[2] Vanguard Market Liquidity Fund, 4.664%	46,363,685	46,364
[2] Vanguard Market Liquidity Fund, 4.664%	221,083,276	221,083
		267,447

	Face
	Amount
	($000)
U.S. Agency Obligations (0.0%)
[3] Federal Home Loan Bank
[4] 4.548%, 2/1/08	1,000	996
[3] Federal National Mortgage Assn.
[4] 4.917%, 1/18/08	1,000	998
		1,994

Total Temporary Cash Investments (Cost $269,441)		269,441
Total Investments (105.5%) (Cost $4,157,870)		4,628,494
Other Assets and Liabilities—Net (–5.5%)		(242,319)
Net Assets (100%)		4,386,175

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1

The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 5.6%, respectively, of net assets.

2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3

The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4	Securities with a value of $1,994,000 have been segregated as initial margin for open futures contracts. REIT—Real Estate Investment Trust.

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (11.3%)
		Service Corp. International	1,661,660	23,346
		Snap-On Inc.	318,721	15,375
		Meredith Corp.	224,735	12,356
		Phillips-Van Heusen Corp.	325,136	11,984
		Tupperware Brands Corp.	357,477	11,807
*		Lear Corp.	401,533	11,106
		Barnes & Noble, Inc.	304,630	10,494
*		Saks Inc.	481,962	10,006
*		AnnTaylor Stores Corp.	374,220	9,565
		Gentex Corp.	513,593	9,127
		OfficeMax, Inc.	436,215	9,012
*		Getty Images, Inc.	308,358	8,942
		Belo Corp. Class A	508,704	8,872
		Men’s Wearhouse, Inc.	295,547	7,974
		MDC Holdings, Inc.	212,523	7,891
		Wolverine World Wide, Inc.	309,091	7,579
		Regal Entertainment Group Class A	411,763	7,441
		International Speedway Corp.	180,056	7,415
		Interactive Data Corp.	218,528	7,214
		Regis Corp.	255,788	7,152
		Callaway Golf Co.	389,072	6,782
*		TRW Automotive Holdings Corp.	320,782	6,704
		Ryland Group, Inc.	242,779	6,689
*		Scholastic Corp.	190,894	6,660
		Dillard’s Inc.	354,038	6,649
*		Collective Brands, Inc.	377,401	6,563
*		Quiksilver, Inc.	721,825	6,193
		American Greetings Corp. Class A	296,858	6,026
*		Rent-A-Center, Inc.	400,389	5,814
		Cooper Tire & Rubber Co.	343,037	5,688
		Jackson Hewitt Tax Service Inc.	174,458	5,539
		Bob Evans Farms, Inc.	200,050	5,387
*		Timberland Co.	291,345	5,268
		Stewart Enterprises, Inc. Class A	563,391	5,014
*		Genesco, Inc.	132,195	4,997
		American Axle & Manufacturing Holdings, Inc.	262,277	4,884
		Harte-Hanks, Inc.	273,342	4,729
*		Tween Brands, Inc.	178,187	4,718
		Ethan Allen Interiors, Inc.	165,317	4,712
		ArvinMeritor, Inc.	397,222	4,659
*	^	Zale Corp.	283,473	4,553
		CBRL Group, Inc.	134,867	4,368
		Penske Automotive Group Inc.	247,172	4,316
		The McClatchy Co. Class A	330,752	4,141
		Ameristar Casinos, Inc.	149,655	4,121
		Circuit City Stores, Inc.	974,226	4,092
*		Charming Shoppes, Inc.	744,292	4,027
*	^	Cabela’s Inc.	247,286	3,727
*		DreamWorks Animation SKG, Inc.	145,601	3,719
	^	Columbia Sportswear Co.	83,825	3,696
		Brown Shoe Co., Inc.	243,518	3,694
		Stage Stores, Inc.	249,398	3,691
*		The Children’s Place Retail Stores, Inc.	142,105	3,685

*		JAKKS Pacific, Inc.	155,011	3,660
		Borders Group, Inc.	340,058	3,622
		Domino’s Pizza, Inc.	273,108	3,613
	^	Tempur-Pedic International Inc.	137,579	3,573
*	^	Exide Technologies	437,615	3,501
*		Aftermarket Technology Corp.	127,643	3,480
		Sonic Automotive, Inc.	178,293	3,452
		RCN Corp.	219,634	3,424
		Lee Enterprises, Inc.	230,964	3,384
*		Gaylord Entertainment Co.	83,500	3,379

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

*		RC2 Corp.	117,103	3,287
		Blyth, Inc.	148,913	3,267
*		Valassis Communications, Inc.	277,483	3,244
	^	IHOP Corp.	87,877	3,215
		Group 1 Automotive, Inc.	132,642	3,150
		Asbury Automotive Group, Inc.	204,867	3,083
		Hearst-Argyle Television Inc.	136,732	3,023
		UniFirst Corp.	78,713	2,991
		Churchill Downs, Inc.	55,301	2,985
		Modine Manufacturing Co.	180,769	2,984
		Ruby Tuesday, Inc.	299,991	2,925
*		Helen of Troy Ltd.	167,374	2,869
		Movado Group, Inc.	111,346	2,816
		Cato Corp. Class A	179,161	2,806
		Speedway Motorsports, Inc.	88,548	2,752
		Furniture Brands International Inc.	266,571	2,682
		The Buckle, Inc.	78,492	2,590
		Sinclair Broadcast Group, Inc.	305,638	2,509
		Journal Communications, Inc.	279,540	2,499
		Kellwood Co.	149,539	2,488
		Media General, Inc. Class A	114,883	2,441
		Oxford Industries, Inc.	93,508	2,410
	^	Superior Industries International, Inc.	130,893	2,378
*		The Dress Barn, Inc.	188,704	2,361
	^	La-Z-Boy Inc.	297,381	2,358
*		Steven Madden, Ltd.	117,569	2,351
*		Cox Radio, Inc.	192,395	2,338
		Entercom Communications Corp.	169,308	2,318
*		99 Cents Only Stores	284,602	2,265
	^	Citadel Broadcasting Corp.	1,069,279	2,203
		Monro Muffler Brake, Inc.	112,351	2,190
*		Charlotte Russe Holding Inc.	132,422	2,139
		Fred’s, Inc.	221,018	2,128
		O’Charley’s Inc.	137,769	2,064
		Kimball International, Inc. Class B	149,512	2,048
		Gray Television, Inc.	244,311	1,959
		The Marcus Corp.	124,612	1,925
*	^	Meritage Corp.	129,133	1,881
		GateHouse Media, Inc.	200,983	1,765
		Sauer-Danfoss, Inc.	69,645	1,745
		World Wrestling Entertainment, Inc.	117,151	1,729
*		Steak n Shake Co.	156,458	1,705
*		Jo-Ann Stores, Inc.	129,963	1,700
	^	Beazer Homes USA, Inc.	226,895	1,686
	^	Talbots Inc.	141,734	1,675
	^	Landry’s Restaurants, Inc.	83,941	1,654
*		Fisher Communications, Inc.	42,868	1,627
		CSS Industries, Inc.	44,097	1,618
*	^	MarineMax, Inc.	103,390	1,603
*		Great Wolf Resorts, Inc.	159,906	1,569
		Monaco Coach Corp.	164,615	1,462
	^	Standard Pacific Corp.	420,698	1,409
		FTD Group, Inc.	108,856	1,402
*		Pier 1 Imports Inc.	255,591	1,337

		Warner Music Group Corp.	216,973	1,315
*		Skechers U.S.A., Inc.	66,457	1,297
*		Core-Mark Holding Co., Inc.	45,095	1,295
*		CSK Auto Corp.	254,397	1,275
		Lithia Motors, Inc.	92,367	1,268
*	^	Build-A-Bear-Workshop, Inc.	89,835	1,253
	^	Brookfield Homes Corp.	77,234	1,220
		The Pep Boys (Manny, Moe & Jack)	104,055	1,195
		Kenneth Cole Productions, Inc.	67,531	1,181
*		Radio One, Inc. Class D	422,556	1,001
		Dover Downs Gaming & Entertainment, Inc.	86,006	968
	^	Building Materials Holding Corp.	170,039	940

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

	^	Tuesday Morning Corp.	179,895	912
*		Bluegreen Corp.	126,324	908
		Nautilus Inc.	182,571	885
		Westwood One, Inc.	428,715	853
		Arctic Cat, Inc.	67,443	805
*		Knology, Inc.	60,766	777
		M/I Homes, Inc.	73,164	768
		Stein Mart, Inc.	161,478	765
*		ValueVision Media, Inc.	118,934	748
*	^	Hovnanian Enterprises Inc. Class A	102,897	738
*		Emmis Communications, Inc.	190,103	732
*		Lin TV Corp.	55,253	672
*	^	Avatar Holding, Inc.	15,653	655
*		Leapfrog Enterprises, Inc.	93,270	628
*	^	Palm Harbor Homes, Inc.	59,467	627
		Finish Line, Inc.	246,549	597
*	^	Six Flags, Inc.	273,747	556
		Marine Products Corp.	76,257	535
*		Retail Ventures, Inc.	82,333	419
*		Krispy Kreme Doughnuts, Inc.	124,956	395
	^	Bon-Ton Stores, Inc.	41,164	391
*		Magna Entertainment Corp. Class A	228,064	221
*		Heelys Inc.	16,497	115
*		Radio One, Inc.	10,271	24
				557,793
Consumer Staples (3.6%)
		J.M. Smucker Co.	312,983	16,100
		Corn Products International, Inc.	433,097	15,916
*		BJ’s Wholesale Club, Inc.	382,404	12,937
		Del Monte Foods Co.	1,172,177	11,089
		Longs Drug Stores, Inc.	174,725	8,212
		Universal Corp. (VA)	158,352	8,111
		Ruddick Corp.	222,747	7,723
*		Hain Celestial Group, Inc.	229,951	7,358
		Pilgrim’s Pride Corp.	250,341	7,247
*		Performance Food Group Co.	205,177	5,513
		Lancaster Colony Corp.	131,584	5,224
		Nu Skin Enterprises, Inc.	317,372	5,214
	^	Vector Group Ltd.	243,499	4,885
*		Chiquita Brands International, Inc.	246,257	4,529
*		TreeHouse Foods Inc.	180,273	4,144
		The Andersons, Inc.	87,815	3,934
		WD-40 Co.	94,668	3,595
		Sanderson Farms, Inc.	104,887	3,543
		Reddy Ice Holdings, Inc.	126,375	3,199
*		Ralcorp Holdings, Inc.	49,990	3,039
*		Elizabeth Arden, Inc.	148,559	3,023
		Lance, Inc.	134,959	2,756
		Nash-Finch Co.	77,786	2,744
		J & J Snack Foods Corp.	86,228	2,697
*		Winn-Dixie Stores, Inc.	155,863	2,629
		Weis Markets, Inc.	62,461	2,495
*		Darling International, Inc.	165,149	1,909
		Ingles Markets, Inc.	71,401	1,813

		PriceSmart, Inc.	60,273	1,812
*		The Pantry, Inc.	66,426	1,736
		Tootsie Roll Industries, Inc.	62,654	1,718
*		The Great Atlantic & Pacific Tea Co., Inc.	49,716	1,558
*		Prestige Brands Holdings Inc.	202,533	1,515
*		Central Garden & Pet Co. Class A	262,860	1,409
*		Alliance One International, Inc.	334,129	1,360
		Farmer Brothers, Inc.	41,860	962
		Alico, Inc.	21,300	777
*	^	Central Garden and Pet Co.	129,000	743
*	^	Spectrum Brands Inc.	80,098	427

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

	^	Mannatech, Inc.	59,842	378
		National Beverage Corp.	33,081	266
				176,239
Energy (5.0%)
*		Forest Oil Corp.	458,240	23,297
*		Kinder Morgan Management, LLC	371,266	19,655
		Tidewater Inc.	306,550	16,817
		Helmerich & Payne, Inc.	389,212	15,596
		Cabot Oil & Gas Corp.	364,959	14,733
*		Whiting Petroleum Corp.	245,762	14,171
		Overseas Shipholding Group Inc.	179,543	13,363
*		Mariner Energy Inc.	479,445	10,970
*		Unit Corp.	174,903	8,089
*		SEACOR Holdings Inc.	84,308	7,819
*		Swift Energy Co.	174,208	7,684
*		Hercules Offshore, Inc.	317,940	7,561
*		Bristow Group, Inc.	130,606	7,399
*		Stone Energy Corp.	154,282	7,237
*		Hornbeck Offshore Services, Inc.	127,323	5,723
		W&T Offshore, Inc.	176,584	5,290
*	^	Oilsands Quest, Inc.	1,069,872	4,365
		Western Refining, Inc.	177,963	4,308
		General Maritime Corp.	171,205	4,186
*	^	Enbridge Energy Management LLC	67,966	3,556
*		Pioneer Drilling Co.	287,355	3,414
*		Encore Acquisition Co.	102,122	3,408
*		Trico Marine Services, Inc.	84,433	3,126
*		Rosetta Resources, Inc.	147,053	2,916
*		BPZ Energy, Inc.	253,194	2,831
*		Harvest Natural Resources, Inc.	218,362	2,730
		Lufkin Industries, Inc.	43,630	2,500
*		Gulfmark Offshore, Inc.	53,194	2,489
*		Parker Drilling Co.	322,934	2,438
*		Grey Wolf, Inc.	377,578	2,012
*		USEC Inc.	217,596	1,958
*		Brigham Exploration Co.	251,114	1,888
*		US BioEnergy Corp.	157,792	1,848
*		Complete Production Services, Inc.	88,817	1,596
*		Newpark Resources, Inc.	259,917	1,417
*		Aventine Renewable Energy Holdings, Inc.	91,264	1,165
*		Bronco Drilling Co., Inc.	78,216	1,161
*		Allis-Chalmers Energy Inc.	65,569	967
*		Basic Energy Services Inc.	41,355	908
	^	RPC Inc.	69,678	816
*		PHI Inc. Non-Voting Shares	25,273	784
*		Superior Well Services, Inc.	33,379	708
*	^	SulphCo, Inc.	134,438	702
*	^	Evergreen Energy, Inc.	229,080	511
*	^	GeoGlobal Resources Inc.	73,342	363
*	^	Verenium Corp.	63,693	318
*		Cal Dive International, Inc.	499	7
				246,800
Financials (30.5%)

	Rayonier Inc. REIT	450,540	21,283
	Health Care Inc. REIT	468,742	20,948
	Alexandria Real Estate Equities, Inc. REIT	182,685	18,574
	Waddell & Reed Financial, Inc.	485,218	17,512
	Nationwide Health Properties, Inc. REIT	526,462	16,531
^	Realty Income Corp. REIT	584,989	15,806
	Cullen/Frost Bankers, Inc.	308,010	15,604
	StanCorp Financial Group, Inc.	302,114	15,220
	Bank of Hawaii Corp.	285,642	14,608
	Jefferies Group, Inc.	619,097	14,270
	Essex Property Trust, Inc. REIT	145,608	14,195
	Aspen Insurance Holdings Ltd.	484,615	13,976

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

		The Hanover Insurance Group Inc.	300,269	13,752
*		Conseco, Inc.	1,092,126	13,717
		Mack-Cali Realty Corp. REIT	393,101	13,365
		Arthur J. Gallagher & Co.	551,495	13,341
		Endurance Specialty Holdings Ltd.	317,856	13,264
		Wilmington Trust Corp.	373,878	13,160
	^	Valley National Bancorp	659,324	12,567
		Platinum Underwriters Holdings, Ltd.	348,206	12,382
*		Alleghany Corp.	30,675	12,331
*		Investment Technology Group, Inc.	256,972	12,229
		BRE Properties Inc. Class A REIT	293,603	11,900
		Allied World Assurance Holdings, Ltd.	236,040	11,842
		Senior Housing Properties Trust REIT	513,291	11,641
		Apollo Investment Corp.	676,597	11,536
		Douglas Emmett, Inc. REIT	508,474	11,497
		Fulton Financial Corp.	1,002,789	11,251
		Washington Federal Inc.	505,457	10,670
		Kilroy Realty Corp. REIT	189,275	10,403
		BancorpSouth, Inc.	427,923	10,103
		Webster Financial Corp.	315,100	10,074
		Potlatch Corp. REIT	225,797	10,034
		HRPT Properties Trust REIT	1,296,035	10,018
*		SVB Financial Group	198,581	10,008
		Commerce Group, Inc.	273,791	9,851
		Whitney Holdings Corp.	371,889	9,725
		Montpelier Re Holdings Ltd.	565,516	9,619
		National Retail Properties REIT	411,302	9,616
		Zenith National Insurance Corp.	214,321	9,587
*		ProAssurance Corp.	172,231	9,459
		Reinsurance Group of America, Inc.	179,327	9,411
		FirstMerit Corp.	465,557	9,316
		Highwood Properties, Inc. REIT	314,004	9,225
		Assured Guaranty Ltd.	345,479	9,169
		Susquehanna Bancshares, Inc.	493,164	9,094
		First Industrial Realty Trust REIT	262,725	9,090
		DCT Industrial Trust Inc. REIT	974,155	9,069
		Delphi Financial Group, Inc.	254,678	8,985
		Post Properties, Inc. REIT	252,598	8,871
		BioMed Realty Trust, Inc. REIT	378,699	8,774
		First Midwest Bancorp, Inc.	285,114	8,724
		Home Properties, Inc. REIT	194,081	8,705
		CBL & Associates Properties, Inc. REIT	360,819	8,627
		Brandywine Realty Trust REIT	477,301	8,558
		East West Bancorp, Inc.	352,043	8,530
		Washington REIT	270,398	8,493
		Corporate Office Properties Trust, Inc. REIT	259,581	8,177
		IPC Holdings Ltd.	279,799	8,078
*		Knight Capital Group, Inc. Class A	548,534	7,899
		Mercury General Corp.	158,282	7,884
		DiamondRock Hospitality Co. REIT	520,360	7,795
	^	Westamerica Bancorporation	171,636	7,646
		Entertainment Properties Trust REIT	162,525	7,639
		The Phoenix Cos., Inc.	627,412	7,447

	LaSalle Hotel Properties REIT	232,396	7,413
	Strategic Hotels and Resorts, Inc. REIT	430,009	7,194
	Selective Insurance Group	309,973	7,126
*	Argo Group International Holdings	167,680	7,064
	Healthcare Realty Trust Inc. REIT	277,268	7,040
	First Niagara Financial Group, Inc.	578,719	6,968
	Alabama National BanCorporation	88,609	6,895
	Max Re Capital Ltd.	244,322	6,839
	Trustmark Corp.	265,064	6,722
	First Community Bancorp	162,056	6,683
	Pennsylvania REIT	224,421	6,661
	R.L.I. Corp.	117,184	6,655
	The South Financial Group, Inc.	421,555	6,589

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2007
			Market
			Value
		Shares	($000)

^	Thornburg Mortgage, Inc. REIT	710,394	6,564
	UMB Financial Corp.	170,858	6,554
	Cathay General Bancorp	245,857	6,513
^	Maguire Properties, Inc. REIT	218,952	6,453
	MFA Mortgage Investments, Inc. REIT	692,170	6,403
	Citizens Banking Corp.	437,714	6,351
	Sunstone Hotel Investors, Inc. REIT	346,715	6,341
	Omega Healthcare Investors, Inc. REIT	394,260	6,328
	United Bankshares, Inc.	224,749	6,297
	International Bancshares Corp.	299,729	6,276
	Odyssey Re Holdings Corp.	167,496	6,149
	American Financial Realty Trust REIT	751,063	6,024
	Mid-America Apartment Communities, Inc. REIT	140,183	5,993
	Prosperity Bancshares, Inc.	203,200	5,972
	Ares Capital Corp.	404,501	5,918
	Boston Private Financial Holdings, Inc.	215,734	5,842
	Colonial Properties Trust REIT	258,152	5,842
	EastGroup Properties, Inc. REIT	137,756	5,765
	First Charter Corp.	190,970	5,702
	Erie Indemnity Co. Class A	107,038	5,554
	Umpqua Holdings Corp.	355,185	5,449
	FelCor Lodging Trust, Inc. REIT	343,622	5,357
	Hancock Holding Co.	139,325	5,322
^	Redwood Trust, Inc. REIT	153,426	5,253
	Glacier Bancorp, Inc.	278,802	5,225
	Pacific Capital Bancorp	258,551	5,205
	Franklin Street Properties Corp. REIT	348,772	5,162
	Old National Bancorp	344,396	5,152
	F.N.B. Corp.	350,015	5,145
	Lexington Realty Trust REIT	352,752	5,129
	Extra Space Storage Inc. REIT	356,436	5,093
	MB Financial, Inc.	165,109	5,090
	Inland Real Estate Corp. REIT	359,029	5,084
*	Navigators Group, Inc.	77,997	5,070
	Employers Holdings, Inc.	300,119	5,015
	Sovran Self Storage, Inc. REIT	124,783	5,004
^	Cousins Properties, Inc. REIT	225,067	4,974
*	Piper Jaffray Cos., Inc.	106,809	4,947
	Equity One, Inc. REIT	213,618	4,920
	Ashford Hospitality Trust REIT	673,953	4,846
	Provident Financial Services Inc.	333,800	4,813
	Sterling Bancshares, Inc.	430,292	4,802
	National Financial Partners Corp.	104,559	4,769
	Digital Realty Trust, Inc. REIT	123,852	4,752
	Horace Mann Educators Corp.	250,512	4,745
	Sterling Financial Corp.	282,060	4,736
	Midland Co.	72,837	4,712
	Alfa Corp.	210,058	4,552
	Acadia Realty Trust REIT	177,288	4,540
*	Forestar Real Estate Group, Inc.	192,287	4,536
	Tanger Factory Outlet Centers, Inc. REIT	117,876	4,445
	First Citizens BancShares Class A	30,402	4,434
	NewAlliance Bancshares, Inc.	381,613	4,396
	Wintrust Financial Corp.	130,759	4,332

	TrustCo Bank NY	434,112	4,306
^	Frontier Financial Corp.	228,986	4,252
	American Campus Communities, Inc. REIT	156,527	4,203
	NBT Bancorp, Inc.	183,763	4,193
	MCG Capital Corp.	361,672	4,192
^	National Penn Bancshares Inc.	269,560	4,081
	First Commonwealth Financial Corp.	383,000	4,079
	Infinity Property & Casualty Corp.	111,622	4,033
	Capitol Federal Financial	128,812	3,993
^	Park National Corp.	61,839	3,989
	Provident Bankshares Corp.	186,467	3,989
^	Newcastle Investment Corp. REIT	305,396	3,958

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2007
			Market
			Value
		Shares	($000)

	National Health Investors REIT	136,307	3,803
	CVB Financial Corp.	365,821	3,783
^	Downey Financial Corp.	120,626	3,753
^	United Community Banks, Inc.	226,507	3,579
	United Fire & Casualty Co.	120,409	3,503
*	Stifel Financial Corp.	65,473	3,442
	Parkway Properties Inc. REIT	91,928	3,399
	First Financial Bankshares, Inc.	89,906	3,385
	Brookline Bancorp, Inc.	327,521	3,328
	S & T Bancorp, Inc.	120,065	3,319
^	Gramercy Capital Corp. REIT	134,508	3,270
	OneBeacon Insurance Group Ltd.	151,932	3,267
	City Holding Co.	96,246	3,257
	Community Bank System, Inc.	163,826	3,255
	Central Pacific Financial Co.	176,111	3,251
^	First Busey Corp.	160,361	3,185
^	NorthStar Realty Finance Corp. REIT	356,234	3,178
	Financial Federal Corp.	141,701	3,158
	Bank Mutual Corp.	296,315	3,132
	Glimcher Realty Trust REIT	217,696	3,111
*	FCStone Group, Inc.	67,451	3,105
	Columbia Banking System, Inc.	103,794	3,086
^	LandAmerica Financial Group, Inc.	91,974	3,077
*	First Federal Financial Corp.	84,305	3,020
	Chemical Financial Corp.	126,174	3,002
	Northwest Bancorp, Inc.	112,833	2,998
	First BanCorp Puerto Rico	409,677	2,987
*	Guaranty Financial Group, Inc.	186,438	2,983
	IBERIABANK Corp.	63,186	2,954
^	Medical Properties Trust Inc. REIT	286,710	2,922
	Safety Insurance Group, Inc.	79,664	2,917
^	RAIT Financial Trust REIT	335,739	2,894
	Investors Real Estate Trust REIT	321,253	2,882
	Amcore Financial, Inc.	124,596	2,828
	Harleysville Group, Inc.	79,291	2,805
	Provident New York Bancorp, Inc.	217,021	2,804
	Friedman, Billings, Ramsey Group, Inc. REIT	892,276	2,802
	Advance America, Cash Advance Centers, Inc.	274,216	2,786
^	Cohen & Steers, Inc.	92,171	2,762
	Flagstone Reinsurance Holdings Ltd.	198,101	2,754
	LTC Properties, Inc. REIT	107,874	2,702
^	Anthracite Capital Inc. REIT	372,139	2,694
	Getty Realty Holding Corp. REIT	100,082	2,670
	National Western Life Insurance Co. Class A	12,822	2,659
	Anworth Mortgage Asset Corp. REIT	317,501	2,623
	Cedar Shopping Centers, Inc. REIT	255,352	2,612
	U-Store-It Trust REIT	283,807	2,600
	WesBanco, Inc.	125,949	2,595
	Stewart Information Services Corp.	99,039	2,584
	FBL Financial Group, Inc. Class A	74,724	2,580
	Kite Realty Group Trust REIT	167,407	2,556
^	IndyMac Bancorp, Inc.	426,016	2,535
	Renasant Corp.	116,594	2,515
	Harleysville National Corp.	171,813	2,503

*	Texas Capital Bancshares, Inc.	136,339	2,488
	Anchor Bancorp Wisconsin Inc.	105,571	2,483
	American Equity Investment Life Holding Co.	296,121	2,455
	First Indiana Corp.	76,237	2,440
	First Potomac REIT	140,574	2,431
*	United America Indemnity, Ltd.	121,504	2,420
	Sterling Financial Corp. (PA)	144,676	2,376
	American Physicians Capital, Inc.	57,114	2,368
	Sandy Spring Bancorp, Inc.	83,400	2,320
	Universal Health Realty Income REIT	64,892	2,300
	Ramco-Gershenson Properties Trust REIT	107,461	2,296
	Presidential Life Corp.	128,165	2,244

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

		CapLease, Inc. REIT	264,185	2,224
		State Auto Financial Corp.	83,407	2,194
		Community Trust Bancorp Inc.	79,266	2,182
		First Financial Bancorp	190,843	2,176
		Saul Centers, Inc. REIT	40,001	2,137
		Sun Communities, Inc. REIT	100,243	2,112
		KNBT Bancorp Inc.	136,673	2,107
		First Merchants Corp.	95,968	2,096
	^	Crystal River Capital Inc. REIT	144,693	2,089
*		Beneficial Mutual Bancorp, Inc.	214,261	2,083
		Independent Bank Corp. (MA)	75,575	2,057
		Hanmi Financial Corp.	235,950	2,034
*	^	Investors Bancorp, Inc.	143,724	2,032
	^	Capital Trust Class A REIT	66,226	2,030
*		CNA Surety Corp.	101,792	2,014
		BankFinancial Corp.	124,916	1,976
		TierOne Corp.	88,780	1,966
		Washington Trust Bancorp, Inc.	76,979	1,942
	^	Corus Bankshares Inc.	180,749	1,929
		Omega Financial Corp.	65,733	1,923
		Compass Diversified Trust	128,136	1,909
		Castlepoint Holdings Ltd.	155,570	1,867
		Capital Southwest Corp.	15,704	1,859
*		Hilltop Holdings Inc.	169,912	1,855
		Education Realty Trust, Inc. REIT	164,940	1,854
		Banner Corp.	63,639	1,828
		SWS Group, Inc.	143,433	1,817
	^	Deerfield Capital Corp.	224,611	1,797
*		Greenlight Capital Re. Ltd.	86,415	1,797
		Dime Community Bancshares	140,337	1,792
		Arbor Realty Trust, Inc. REIT	110,986	1,788
		First Financial Holdings, Inc.	65,033	1,783
		First Community Bancshares, Inc.	55,065	1,756
	^	Capital City Bank Group, Inc.	61,485	1,735
		WSFS Financial Corp.	34,541	1,734
		City Bank Lynnwood (WA)	77,230	1,731
		Simmons First National Corp.	64,808	1,717
		Capitol Bancorp Ltd.	84,883	1,708
		PS Business Parks, Inc. REIT	32,405	1,703
		Old Second Bancorp, Inc.	63,244	1,694
	^	S.Y. Bancorp, Inc.	70,073	1,678
*		Centennial Bank Holdings Inc.	285,733	1,652
		First Financial Corp. (IN)	57,042	1,617
	^	ASTA Funding, Inc.	60,503	1,600
		West Coast Bancorp	86,382	1,598
		Nara Bancorp, Inc.	136,772	1,596
		Union Bankshares Corp.	73,447	1,553
		First State Bancorporation	111,280	1,547
	^	JER Investors Trust Inc. REIT	142,274	1,532
		Tompkins Trustco, Inc.	39,018	1,514
		BancFirst Corp.	35,146	1,506
		TriCo Bancshares	77,790	1,501
*		FBR Capital Markets Corp.	153,848	1,474

		Flagstar Bancorp, Inc.	209,241	1,458
	^	PFF Bancorp, Inc.	120,088	1,446
*		Alexander’s, Inc. REIT	4,093	1,446
		Nelnet, Inc.	109,828	1,396
		First Place Financial Corp.	99,746	1,395
		Urstadt Biddle Properties Class A REIT	89,885	1,393
	^	Fremont General Corp.	394,458	1,381
*		KBW Inc.	53,386	1,366
		Sterling Bancorp	99,024	1,351
		Integra Bank Corp.	95,600	1,349
		First Source Corp.	77,818	1,347
		Resource America, Inc.	91,123	1,337
	^	Univest Corp. of Pennsylvania	63,260	1,335

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

		GMH Communities Trust REIT	228,790	1,263
	^	BankUnited Financial Corp.	181,757	1,254
	^	Heartland Financial USA, Inc.	66,682	1,238
		Kearny Financial Corp.	103,575	1,234
		Midwest Banc Holdings, Inc.	98,816	1,227
*		Ocwen Financial Corp.	217,517	1,205
		Baldwin & Lyons, Inc. Class B	43,283	1,189
		Donegal Group Inc. Class A	68,111	1,169
		BlackRock Kelso Capital Corp.	74,280	1,135
		Great Southern Bancorp, Inc.	51,007	1,120
		Independent Bank Corp. (MI)	117,869	1,120
		Gamco Investors Inc. Class A	16,165	1,119
		National Interstate Corp.	33,445	1,107
		BankAtlantic Bancorp, Inc. Class A	260,859	1,070
*		Meruelo Maddux Properties Inc.	249,151	997
		Advanta Corp. Class B	121,787	983
*		Tejon Ranch Co.	24,027	981
		Center Financial Corp.	73,018	900
		Republic Bancorp, Inc. Class A	52,065	861
	^	Seacoast Banking Corp. of Florida	83,136	855
*	^	CompuCredit Corp.	85,569	854
	^	W Holding Co., Inc.	694,475	840
		United Community Financial Corp.	148,632	820
		Irwin Financial Corp.	110,260	810
	^	Security Capital Assurance, Ltd.	207,872	809
		Wilshire Bancorp Inc.	102,290	803
		Amtrust Financial Services Inc.	54,523	751
		Taylor Capital Group, Inc.	34,378	701
*	^	Triad Guaranty, Inc.	68,996	676
		Asset Acceptance Capital Corp.	61,820	644
		Advanta Corp. Class A	88,053	643
*		Franklin Bank Corp.	141,712	611
*		NewStar Financial, Inc.	73,645	610
		Roma Financial Corp.	36,839	578
*	^	Primus Guaranty, Ltd.	77,363	542
*		Thomas Weisel Partners Group, Inc.	37,232	511
*		First Acceptance Corp.	110,382	466
*	^	Wauwatosa Holdings, Inc.	26,918	345
		Urstadt Biddle Properties REIT	19,216	291
		U.S.B. Holding Co., Inc.	14,066	278
*		Scottish Re Group Ltd.	337,013	243
		Chittenden Corp.	1,606	57
				1,502,719
Health Care (4.7%)
		PerkinElmer, Inc.	685,387	17,834
		Perrigo Co.	460,870	16,135
*		Watson Pharmaceuticals, Inc.	568,977	15,442
		Universal Health Services Class B	290,569	14,877
*		AMERIGROUP Corp.	306,129	11,158
		STERIS Corp.	375,053	10,817
		Owens & Minor, Inc. Holding Co.	235,264	9,982
*		LifePoint Hospitals, Inc.	319,083	9,490
		Health Management Associates Class A	1,402,678	8,388
		West Pharmaceutical Services, Inc.	192,156	7,800

*	Bio-Rad Laboratories, Inc. Class A	53,379	5,531
*	Alexion Pharmaceuticals, Inc.	71,560	5,369
*	Alpharma, Inc. Class A	252,374	5,085
*	Par Pharmaceutical Cos. Inc.	206,022	4,945
*	AmSurg Corp.	178,264	4,824
*	Healthspring, Inc.	248,671	4,737
*	Kindred Healthcare, Inc.	188,951	4,720
	Invacare Corp.	169,400	4,269
*	CONMED Corp.	165,119	3,816
*	Res-Care, Inc.	132,890	3,343
*	Universal American Corp.	129,808	3,322

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

*		Regeneron Pharmaceuticals, Inc.	123,058	2,972
*		Matria Healthcare, Inc.	123,421	2,934
*		Molina Healthcare Inc.	73,657	2,851
		Landauer, Inc.	53,275	2,762
		Datascope Corp.	75,124	2,734
*		Isis Pharmaceuticals, Inc.	168,441	2,653
*		Greatbatch, Inc.	130,023	2,599
		Ligand Pharmaceuticals Inc. Class B	529,200	2,556
*		Cross Country Healthcare, Inc.	175,887	2,505
*		Savient Pharmaceuticals Inc.	108,429	2,491
*		XenoPort, Inc.	40,541	2,265
*		Albany Molecular Research, Inc.	141,648	2,037
*		AMAG Pharmaceuticals, Inc.	32,415	1,949
		National Healthcare Corp.	36,515	1,888
*		Arena Pharmaceuticals, Inc.	208,723	1,634
*		Skilled Healthcare Group Inc.	111,300	1,628
		Vital Signs, Inc.	29,951	1,531
		Cambrex Corp.	167,149	1,401
*		Sirona Dental Systems Inc.	38,739	1,297
*		Cynosure Inc.	48,391	1,280
*		Accuray Inc.	81,753	1,244
*		ViroPharma Inc.	141,828	1,126
*		Array BioPharma Inc.	129,668	1,092
*	^	Dendreon Corp.	171,231	1,065
*		Odyssey Healthcare, Inc.	94,917	1,050
*		Acadia Pharmaceuticals Inc.	90,924	1,007
*		Clinical Data, Inc.	42,575	947
*		Zymogenetics, Inc.	75,984	887
*		Enzo Biochem, Inc.	66,786	851
*		InterMune Inc.	62,087	828
		LCA-Vision Inc.	40,785	814
*		Medivation Inc.	47,995	691
*		Nabi Biopharmaceuticals	176,791	638
*		Alliance Imaging, Inc.	51,693	497
*		Senomyx, Inc.	61,656	462
*		Northstar Neuroscience, Inc.	28,038	261
*		Amicus Therapeutics, Inc.	22,650	243
				229,554
Industrials (16.4%)
*		URS Corp.	461,550	25,076
		Kennametal, Inc.	450,968	17,074
		IDEX Corp.	470,972	17,016
		Lincoln Electric Holdings, Inc.	236,411	16,828
		Ryder System, Inc.	346,252	16,277
		The Timken Co.	470,167	15,445
		Hubbell Inc. Class B	295,606	15,253
*		Genlyte Group, Inc.	148,958	14,181
		Lennox International Inc.	332,935	13,790
		Teleflex Inc.	216,495	13,641
		Carlisle Co., Inc.	360,964	13,366
		Trinity Industries, Inc.	469,560	13,035
		DRS Technologies, Inc.	237,900	12,911
		Curtiss-Wright Corp.	257,108	12,907

Alexander & Baldwin, Inc.	236,341	12,209
Woodward Governor Co.	179,487	12,196
Crane Co.	277,363	11,899
Belden Inc.	261,136	11,621
UAP Holding Corp.	300,490	11,599
Acuity Brands, Inc.	252,596	11,367
Flowserve Corp.	115,446	11,106
Con-way, Inc.	261,107	10,846
Walter Industries, Inc.	301,568	10,835
GATX Corp.	288,771	10,592
CLARCOR Inc.	273,602	10,389
Brady Corp. Class A	292,036	10,248

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

		Nordson Corp.	175,854	10,192
		Deluxe Corp.	301,862	9,928
		Macquarie Infrastructure Co. LLC	238,360	9,661
*		Moog Inc.	210,465	9,641
		Skywest, Inc.	341,781	9,177
		Kaydon Corp.	163,260	8,904
	^	HNI Corp.	241,673	8,473
		The Brink’s Co.	140,213	8,376
		Regal-Beloit Corp.	185,596	8,343
		Baldor Electric Co.	239,167	8,050
		Triumph Group, Inc.	96,433	7,941
*		United Rentals, Inc.	432,228	7,936
*		Avis Budget Group, Inc.	600,158	7,802
		Granite Construction Co.	206,596	7,475
		Genco Shipping and Trading Ltd.	133,111	7,289
*		United Stationers, Inc.	157,122	7,261
		Eagle Bulk Shipping Inc.	270,452	7,180
	^	IKON Office Solutions, Inc.	540,236	7,034
		Applied Industrial Technology, Inc.	225,249	6,537
		Briggs & Stratton Corp.	287,609	6,517
		Robbins & Myers, Inc.	84,280	6,374
		Mueller Industries Inc.	214,713	6,225
		Barnes Group, Inc.	186,084	6,213
*		Alaska Air Group, Inc.	234,501	5,865
*		YRC Worldwide, Inc.	333,566	5,701
		Watson Wyatt & Co. Holdings	122,056	5,665
		Albany International Corp.	151,545	5,622
		Quintana Maritime Ltd.	243,308	5,591
*		PHH Corp.	311,265	5,491
		Watts Water Technologies, Inc.	182,137	5,428
*		GrafTech International Ltd.	302,315	5,366
		ABM Industries Inc.	258,993	5,281
		Watsco, Inc.	141,406	5,198
		Werner Enterprises, Inc.	294,875	5,022
		Kaman Corp. Class A	134,668	4,957
		Mueller Water Products, Inc.	496,826	4,953
		Ameron International Corp.	50,190	4,625
*		Armstrong Worldwide Industries, Inc.	114,680	4,600
		Aircastle Ltd.	174,555	4,596
*		Goodman Global, Inc.	180,037	4,418
*		EMCOR Group, Inc.	186,737	4,413
*		Continental Airlines, Inc. Class B	198,304	4,412
		G & K Services, Inc. Class A	116,979	4,389
		Tennant Co.	97,569	4,321
*		School Specialty, Inc.	122,184	4,221
		CIRCOR International, Inc.	90,642	4,202
		A.O. Smith Corp.	117,094	4,104
*		EnerSys	163,580	4,083
*		Republic Airways Holdings Inc.	203,916	3,995
	^	Simpson Manufacturing Co.	145,541	3,870
	^	Franklin Electric, Inc.	99,943	3,825
*		EnPro Industries, Inc.	124,453	3,814
*		Interline Brands, Inc.	168,817	3,699
		Viad Corp.	115,542	3,649

*	Tetra Tech, Inc.	169,075	3,635
*	WESCO International, Inc.	90,010	3,568
*	Consolidated Graphics, Inc.	71,534	3,421
	McGrath RentCorp	131,596	3,389
*	NCI Building Systems, Inc.	115,569	3,327
*	Dollar Thrifty Automotive Group, Inc.	138,057	3,269
	NACCO Industries, Inc. Class A	32,772	3,267
	Federal Signal Corp.	277,518	3,114
	Knoll, Inc.	188,321	3,094
	Comfort Systems USA, Inc.	237,954	3,041
	Arkansas Best Corp.	138,389	3,036
	Universal Forest Products, Inc.	99,494	2,931

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

		Pacer International, Inc.	199,672	2,915
		Kelly Services, Inc. Class A	154,002	2,874
		Bowne & Co., Inc.	162,554	2,861
		Apogee Enterprises, Inc.	167,165	2,860
*		Korn/Ferry International	150,967	2,841
*		Superior Essex Inc.	118,322	2,840
*		CBIZ Inc.	284,756	2,793
*		Rush Enterprises, Inc. Class A	150,167	2,730
		Tredegar Corp.	160,331	2,578
		Ennis, Inc.	140,508	2,529
*		Atlas Air Worldwide Holdings, Inc.	46,363	2,514
		Cascade Corp.	51,316	2,384
*		Spherion Corp.	325,053	2,366
*		Insituform Technologies Inc. Class A	157,984	2,338
		Gibraltar Industries Inc.	147,316	2,272
*		Columbus McKinnon Corp.	67,562	2,204
		TAL International Group, Inc.	96,761	2,203
		Courier Corp.	61,543	2,032
		Steelcase Inc.	126,965	2,015
		CDI Corp.	82,234	1,995
*		Griffon Corp.	155,607	1,937
		Great Lakes Dredge & Dock Co.	219,932	1,918
*	^	RSC Holdings Inc.	149,673	1,878
		Vicor Corp.	120,303	1,876
*		Cenveo Inc.	103,620	1,810
*		Commercial Vehicle Group Inc.	124,029	1,798
*		TBS International Ltd.	54,140	1,790
		Electro Rent Corp.	112,533	1,671
	^	Mueller Water Products, Inc. Class A	167,714	1,597
*		Argon ST, Inc.	78,046	1,449
*		ABX Air, Inc.	339,589	1,419
*		Volt Information Sciences Inc.	74,677	1,364
		Wabash National Corp.	175,643	1,351
*	^	FuelCell Energy, Inc.	130,709	1,297
*		Aerovironment Inc.	50,606	1,225
		Lawson Products, Inc.	32,106	1,217
		Horizon Lines Inc.	64,995	1,211
*		Polypore International Inc.	60,868	1,065
	^	American Woodmark Corp.	56,182	1,021
*		Kforce Inc.	102,220	997
	^	The Greenbrier Cos., Inc.	44,408	989
*		Amerco, Inc.	14,218	934
*		Accuride Corp.	106,610	838
*		Rush Enterprises, Inc. Class B	45,870	816
*	^	Beacon Roofing Supply, Inc.	89,942	757
*	^	Builders FirstSource, Inc.	103,307	746
		The Standard Register Co.	62,381	727
		Xerium Technologies Inc.	130,036	676
		Bluelinx Holdings Inc.	171,580	674
		Schawk, Inc.	42,688	663
*		Stanley Inc.	18,121	580
*		LECG Corp.	38,373	578
		Encore Wire Corp.	35,392	563

	^	American Railcar Industries, Inc.	21,638	417
*		PGT, Inc.	71,163	339
*		TriMas Corp.	30,588	324
				809,360
Information Technology (9.9%)
*		Synopsys, Inc.	831,320	21,556
*		Compuware Corp.	1,747,937	15,522
*		International Rectifier Corp.	419,706	14,257
*		Convergys Corp.	784,711	12,916
*		Integrated Device Technology Inc.	1,107,992	12,531
*		Anixter International Inc.	194,227	12,094
*		QLogic Corp.	850,441	12,076

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

*		Tech Data Corp.	318,283	12,006
*		Vishay Intertechnology, Inc.	995,434	11,358
*		SAIC, Inc.	557,783	11,223
		Diebold, Inc.	380,711	11,033
*		ADC Telecommunications, Inc.	679,459	10,566
*		3Com Corp.	2,312,425	10,452
*		Fairchild Semiconductor International, Inc.	719,032	10,376
*		CACI International, Inc.	173,886	7,785
		Global Payments Inc.	164,233	7,640
*		Skyworks Solutions, Inc.	883,628	7,511
*		Benchmark Electronics, Inc.	421,741	7,477
*		Electronics for Imaging, Inc.	328,622	7,387
		MoneyGram International, Inc.	479,299	7,367
		Plantronics, Inc.	279,041	7,255
*		Sybase, Inc.	260,729	6,802
*		Avid Technology, Inc.	235,537	6,675
*		MPS Group, Inc.	595,299	6,513
*		Zoran Corp.	288,349	6,491
		Broadridge Financial Solutions LLC	282,732	6,342
*		Avocent Corp.	262,210	6,112
*		Checkpoint Systems, Inc.	229,830	5,971
*		Entegris Inc.	669,877	5,781
*		Sanmina-SCI Corp.	3,072,762	5,592
*		MKS Instruments, Inc.	283,409	5,424
*		TriQuint Semiconductor, Inc.	815,028	5,404
*		Brooks Automation, Inc.	407,152	5,378
*		Standard Microsystem Corp.	134,065	5,238
*		ON Semiconductor Corp.	587,100	5,213
*		Emulex Corp.	319,399	5,213
*		Insight Enterprises, Inc.	283,949	5,179
		Fair Isaac, Inc.	160,238	5,152
*		Foundry Networks, Inc.	286,104	5,013
		MAXIMUS, Inc.	128,649	4,967
*		Solera Holdings, Inc.	194,753	4,826
*		Tekelec	370,659	4,633
		United Online, Inc.	390,326	4,614
*		Sycamore Networks, Inc.	1,136,067	4,362
		Imation Corp.	202,633	4,255
		Technitrol, Inc.	146,007	4,173
*		Lawson Software, Inc.	398,139	4,077
*		PMC Sierra Inc.	622,018	4,068
*		Progress Software Corp.	120,326	4,053
*		Hutchinson Technology, Inc.	150,575	3,963
*	^	Take-Two Interactive Software, Inc.	213,211	3,934
*		Arris Group Inc.	391,269	3,905
		Black Box Corp.	101,284	3,663
		Methode Electronics, Inc. Class A	216,488	3,559
*		CSG Systems International, Inc.	240,716	3,543
*		CMGI, Inc.	268,552	3,515
*		JDA Software Group, Inc.	164,422	3,364
*		Ariba, Inc.	297,428	3,316
*		Electro Scientific Industries, Inc.	162,913	3,234
*		KEMET Corp.	485,686	3,220

	Park Electrochemical Corp.	111,468	3,148
*	Quantum Corp.	1,156,336	3,111
*	Secure Computing Corp.	313,160	3,006
*	Photronics, Inc.	229,908	2,867
*	Mastec Inc.	268,337	2,729
*	Axcelis Technologies, Inc.	591,093	2,719
*	Mentor Graphics Corp.	246,894	2,662
*	Loral Space and Communications Ltd.	76,088	2,606
*	Cirrus Logic, Inc.	463,498	2,447
	Agilysys, Inc.	154,556	2,337
*	Adaptec, Inc.	688,305	2,326
*	Littelfuse, Inc.	64,659	2,131
*	Actel Corp.	150,773	2,060

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

*	^	Nextwave Wireless Inc.	374,431	2,014
*		DSP Group Inc.	163,839	1,999
*		FEI Co.	79,555	1,975
*		Ciber, Inc.	318,647	1,947
		CTS Corp.	195,560	1,942
*		Genesis Microchip Inc.	216,990	1,860
		infoUSA Inc.	193,182	1,725
	^	Palm, Inc.	271,740	1,723
*		Ness Technologies Inc.	181,754	1,678
*		S1 Corp.	225,469	1,646
*		Silicon Storage Technology, Inc.	539,395	1,613
*		Spansion Inc. Class A	407,271	1,601
*		SYNNEX Corp.	81,439	1,596
*		Powerwave Technologies, Inc.	379,404	1,529
		TNS Inc.	82,204	1,459
*		Lattice Semiconductor Corp.	432,162	1,405
*		Credence Systems Corp.	527,092	1,276
*		Borland Software Corp.	421,989	1,270
		Gevity HR, Inc.	135,451	1,042
*		TTM Technologies, Inc.	85,326	995
*		Asyst Technologies, Inc.	286,765	935
*		eSPEED, Inc. Class A	82,466	932
*		Newport Corp.	72,406	926
*		Rudolph Technologies, Inc.	79,894	904
*		GSI Group, Inc.	82,066	758
		Bel Fuse, Inc. Class B	18,352	537
		Renaissance Learning, Inc.	32,887	460
*		PDF Solutions, Inc.	45,760	412
*		Jupitermedia Corp.	66,014	252
		Bel Fuse, Inc. Class A	6,870	237
*		CommScope, Inc.	481	24
				489,946
Materials (8.1%)
		FMC Corp.	418,342	22,821
		Reliance Steel & Aluminum Co.	397,334	21,535
		Commercial Metals Co.	658,082	19,315
		Packaging Corp. of America	609,702	17,194
		Cytec Industries, Inc.	263,840	16,247
		AptarGroup Inc.	377,800	15,456
		RPM International, Inc.	701,274	14,236
		Cabot Corp.	391,740	13,061
		Valspar Corp.	551,331	12,427
		Temple-Inland Inc.	553,028	11,531
		CF Industries Holdings, Inc.	101,493	11,170
		Quanex Corp.	215,167	11,167
		Chemtura Corp.	1,398,295	10,907
*		Century Aluminum Co.	189,618	10,228
*		OM Group, Inc.	176,029	10,129
		Schnitzer Steel Industries, Inc. Class A	128,540	8,886
		Olin Corp.	427,809	8,270
		Louisiana-Pacific Corp.	604,325	8,267
		H.B. Fuller Co.	351,504	7,891
		Airgas, Inc.	149,247	7,777

		Compass Minerals International, Inc.	187,276	7,678
		Carpenter Technology Corp.	99,547	7,483
		Minerals Technologies, Inc.	111,738	7,481
		Sensient Technologies Corp.	259,319	7,334
*		Rockwood Holdings, Inc.	214,025	7,110
		Worthington Industries, Inc.	393,924	7,043
		Metal Management, Inc.	149,894	6,825
*	^	AbitibiBowater, Inc.	308,970	6,368
*	^	Coeur d’Alene Mines Corp.	1,234,255	6,097
		Rock-Tenn Co.	208,871	5,307
		Ferro Corp.	251,809	5,220
		Arch Chemicals, Inc.	141,704	5,208

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)

		Silgan Holdings, Inc.	92,207	4,789
		AMCOL International Corp.	129,825	4,678
		Koppers Holdings, Inc.	96,018	4,152
		Glatfelter	247,595	3,791
*	^	Apex Silver Mines Ltd.	220,904	3,367
*		PolyOne Corp.	511,468	3,365
		Royal Gold, Inc.	97,153	2,965
		A. Schulman Inc.	134,031	2,888
*	^	Headwaters Inc.	245,207	2,879
		Spartech Corp.	186,020	2,623
*		Buckeye Technology, Inc.	208,817	2,610
		Neenah Paper Inc.	86,313	2,516
		Innospec, Inc.	139,893	2,401
		Wausau Paper Corp.	263,407	2,368
		Schweitzer-Mauduit International, Inc.	86,844	2,250
		Westlake Chemical Corp.	113,613	2,157
		A.M. Castle & Co.	50,906	1,384
*		General Moly, Inc.	108,478	1,266
	^	Georgia Gulf Corp.	189,087	1,252
*	^	Calgon Carbon Corp.	78,030	1,240
*		Graphic Packaging Corp.	291,628	1,076
		American Vanguard Corp.	56,996	989
		Innophos Holdings Inc.	60,275	897
		Myers Industries, Inc.	56,941	824
		Tronox Inc. Class B	83,529	723
	^	NL Industries, Inc.	56,206	642
		Tronox Inc.	53,591	477
				398,238
Telecommunication Services (0.9%)
*		Premiere Global Services, Inc.	339,324	5,039
*		Cincinnati Bell Inc.	936,025	4,446
*		Syniverse Holdings Inc.	256,735	4,000
		Alaska Communications Systems Holdings, Inc.	247,649	3,715
		Iowa Telecommunications Services Inc.	165,609	2,693
		FairPoint Communications, Inc.	204,728	2,666
		Consolidated Communications Holdings, Inc.	120,915	2,406
	^	IDT Corp. Class B	281,901	2,382
*		TerreStar Corp.	319,176	2,314
		USA Mobility, Inc.	150,294	2,149
		Atlantic Tele-Network, Inc.	57,415	1,939
		North Pittsburgh Systems, Inc.	78,136	1,907
*		Golden Telecom, Inc.	16,415	1,657
		Shenandoah Telecommunications Co.	64,227	1,540
		SureWest Communications	83,719	1,432
*	^	Clearwire Corp.	54,820	752
		IDT Corp.	78,979	624
*	^	Fibertower Corp.	211,671	483
				42,144
Utilities (9.4%)
		Energen Corp.	394,416	25,333
		Sierra Pacific Resources	1,352,639	22,968
		CMS Energy Corp.	1,299,843	22,591
		National Fuel Gas Co.	459,353	21,443

	OGE Energy Corp.	530,986	19,269
	Puget Energy, Inc.	677,244	18,577
	Southern Union Co.	590,375	17,333
	AGL Resources Inc.	449,601	16,923
	UGI Corp. Holding Co.	616,967	16,812
^	Aqua America, Inc.	769,571	16,315
	Westar Energy, Inc.	578,505	15,006
	Great Plains Energy, Inc.	498,399	14,613
	Atmos Energy Corp.	516,008	14,469
	ITC Holdings Corp.	234,179	13,212
	Vectren Corp.	442,844	12,847
	Piedmont Natural Gas, Inc.	427,741	11,190

Vanguard® Small-Cap Value Index Fund
Schedule of Investments
December 31, 2007
		Market
		Value
	Shares	($000)

Nicor Inc.	261,090	11,057
Hawaiian Electric Industries Inc.	477,567	10,874
Portland General Electric Co.	361,724	10,049
Cleco Corp.	346,677	9,638
Black Hills Corp.	218,367	9,630
PNM Resources Inc.	443,822	9,520
WGL Holdings Inc.	285,192	9,343
IDACORP, Inc.	256,728	9,042
New Jersey Resources Corp.	162,425	8,124
* Aquila, Inc.	2,169,804	8,093
Northwest Natural Gas Co.	154,097	7,498
Southwest Gas Corp.	245,724	7,315
* El Paso Electric Co.	265,488	6,789
Avista Corp.	305,360	6,577
UniSource Energy Corp.	204,667	6,457
NorthWestern Corp.	209,480	6,180
South Jersey Industries, Inc.	171,119	6,176
ALLETE, Inc.	151,330	5,990
Otter Tail Corp.	163,907	5,671
UIL Holdings Corp.	138,122	5,104
MGE Energy, Inc.	125,870	4,465
Empire District Electric Co.	194,130	4,422
California Water Service Group	113,414	4,199
The Laclede Group, Inc.	118,836	4,069
CH Energy Group, Inc.	91,177	4,061
American States Water Co.	98,938	3,728
SJW Corp.	51,716	1,793
		464,765

Total Common Stocks (Cost $4,698,521)		4,917,558

Temporary Cash Investments (3.7%)[1]
Money Market Fund (3.7%)
[2] Vanguard Market Liquidity Fund, 4.664%	14,288,864	14,289
[2] Vanguard Market Liquidity Fund, 4.664%	166,352,800	166,353
		180,642

	Face
	Amount
	($000)
U.S. Agency Obligation (0.0%)
[3] Federal Home Loan Bank
[4] 4.548%, 2/1/08	2,000	1,992

Total Temporary Cash Investments (Cost $182,634)		182,634
Total Investments (103.5%) (Cost $4,881,155)		5,100,192
Other Assets and Liabilities—Net (–3.5%)		(173,733)
Net Assets (100%)		4,926,459

*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers.
1	The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.2% and 3.3%, respectively, of net assets.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3

The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4	Securities with a value of $1,992,000 have been segregated as initial margin for open futures contracts. REIT—Real Estate Investment Trust.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Fund and the Shareholders of Vanguard Small-Cap Growth Index Fund, Vanguard Small-Cap Index Fund and Vanguard Small-Cap Value Index Fund

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Small-Cap Growth Index Fund, Vanguard Small-Cap Index Fund and Vanguard Small-Cap Value Index Fund (separate funds of Vanguard Index Fund, the “Funds”) as of December 31, 2007, and for the year then ended and have issued our unqualified report thereon dated February 8, 2008. Our audits included audits of the Funds’ schedules of investments as of December 31, 2007. These schedules of investments are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these schedules of investments based on our audits.

In our opinion, the accompanying schedules of investments referred to above, when read in conjunction with the financial statements of the Funds referred to above, present fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

Philadelphia, PA

February 8, 2008

© 2008 Vanguard Group. Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA480 022008

>

For the fiscal year ended December 31, 2007, Vanguard Extended Market Index Fund and the three Vanguard mid-capitalization index funds posted returns ranging from –4.4% to 17.3% for the funds’ Investor Shares.

>

Vanguard Mid-Cap Growth Index Fund posted the best result, reflecting strong returns in the energy and industrials sectors. Vanguard Mid-Cap Value Index Fund produced the lowest return, in large part because of weakness in its holdings in the financials and consumer discretionary sectors.

>	The overall U.S. stock market had an unpredictable year with its share of ups and downs, but managed to post respectable gains for the year.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	4
Extended Market Index Fund	11
Mid-Cap Index Fund	30
Mid-Cap Growth Index Fund	57
Mid-Cap Value Index Fund	76
Your Fund’s After-Tax Returns	97
About Your Fund’s Expenses	99
Glossary	101

Mid-Cap Index Fund

Mid-Cap Growth Index Fund

Mid-Cap Value Index Fund

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2007
	Ticker	Total
	Symbol	Returns
Vanguard Extended Market Index Fund
Investor Shares	VEXMX	4.3%
Admiral™ Shares[1]	VEXAX	4.5
Signal™ Shares[2]	VEMSX	4.5
Institutional Shares[3]	VIEIX	4.5
ETF™ Shares[4]	VXF
Market Price		4.4
Net Asset Value		4.5
S&P Completion Index		4.5
Average Mid-Cap Core Fund[5]		5.9

Vanguard Mid-Cap Index Fund
Investor Shares	VIMSX	6.0%
Admiral Shares[1]	VIMAX	6.2
Signal Shares[2]	VMISX	1.5[6]
Institutional Shares[3]	VMCIX	6.2
ETF Shares[4]	VO
Market Price		6.1
Net Asset Value		6.1
MSCI® US Mid Cap 450 Index		6.2
Average Mid-Cap Core Fund[5]		5.9

1 A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2 Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria.

3 This class of shares carries low expenses and is available for a minimum initial investment of $5 million.

4 Vanguard ETF Shares are traded on the American Stock Exchange and are available only through brokers. The table shows ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2.

5 Derived from data provided by Lipper Inc.

6 Return since the share-class inception on March 30, 2007.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2007
	Ticker	Total
	Symbol	Returns
Vanguard Mid-Cap Growth Index Fund
Investor Shares	VMGIX	17.3%
ETF Shares[1]	VOT
Market Price		17.4
Net Asset Value		17.4
MSCI US Mid Cap Growth Index		17.4
Average Mid-Cap Growth Fund[2]		16.5

Vanguard Mid-Cap Value Index Fund
Investor Shares	VMVIX	–4.4%
ETF Shares[1]	VOE
Market Price		–4.5
Net Asset Value		–4.3
MSCI US Mid Cap Value Index		–4.4
Average Mid-Cap Value Fund[2]		2.0

1 Vanguard ETF Shares are traded on the American Stock Exchange and are available only through brokers. The table shows ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2.

2 Derived from data provided by Lipper Inc.

Your Fund’s Performance at a Glance

Your Fund’s Performance at a Glance
December 31, 2006–December 31, 2007
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Extended Market Index Fund
Investor Shares	$38.68	$39.89	$0.457	$0.000
Admiral Shares	38.70	39.90	0.524	0.000
Signal Shares	33.26	34.29	0.448	0.000
Institutional Shares	38.71	39.91	0.537	0.000
ETF Shares	102.06	105.24	1.393	0.000
Vanguard Mid-Cap Index Fund
Investor Shares	$19.78	$20.70	$0.267	$0.000
Admiral Shares	89.73	93.93	1.315	0.000
Signal Shares	29.63[1]	29.66	0.408	0.000
Institutional Shares	19.83	20.76	0.298	0.000
ETF Shares	72.48	75.90	1.025	0.000
Vanguard Mid-Cap Growth Index Fund
Investor Shares	$21.78	$25.50	$0.047	$0.000
ETF Shares	55.35	64.85	0.153	0.000
Vanguard Mid-Cap Value Index Fund
Investor Shares	$22.34	$20.95	$0.410	$0.000
ETF Shares	56.67	53.16	1.090	0.000

1 Share price at inception on March 30, 2007.

Chairman’s Letter

Dear Shareholder,

Vanguard’s mid-cap index funds posted returns closely aligned with those of their benchmarks during 2007. This was the first full fiscal year for Vanguard’s two newer mid-cap index funds, Mid-Cap Growth Index Fund and Mid-Cap Value Index Fund. The Investor Shares of Extended Market Index Fund and Mid-Cap Index Fund gained 4.3% and 6.0%, respectively. Mid-Cap Index Fund modestly outperformed the average return of its peer group, while Extended Market Fund trailed its peer group.

Overall, mid-cap stocks mirrored the broad market, with growth stocks faring much better than their value counterparts. Not surprisingly, Mid-Cap Growth Index Fund significantly outperformed its value counterpart with a return of 17.3%. The growth fund also outperformed the average return of its mid-cap growth peers. Mid-Cap Value Index posted a disappointing return of –4.4%, primarily because of its heavy weighting in the financials and consumer discretionary sectors. The fund’s return fell short of its peer-group average.

In 2007, none of the mid-cap index funds distributed capital gains. If you own the fund in a taxable account, you may wish to review the report on the funds’ after-tax returns on page 80.

Stocks traced a jagged path to positive returns

The broad U.S. stock market returned 5.7% in 2007, a fairly tame result that masked a year of ups and downs for equities. The gains in the first half of the year were largely surrendered in July and August as the subprime mortgage crisis reverberated beyond housing and financial-related companies, creating fears of a broader economic slowdown. The markets moved higher but remained volatile throughout the rest of the year as investors reacted to mixed economic data, a weakening U.S. dollar, and crude oil prices that surged to nearly $100 per barrel by year-end.

Against this backdrop, many investors sought stability in large-capitalization stocks, which outperformed small-caps for the year; meanwhile, growth stocks outpaced their value-oriented counterparts.

For U.S.-based investors, international stocks posted stronger results than U.S. equities for the sixth consecutive year, with much of the outperformance arriving compliments of the weak U.S. dollar. Emerging markets led the way, followed by developed economies in Europe and the Pacific region.

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2007
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	5.8%	9.1%	13.4%
Russell 2000 Index (Small-caps)	–1.6	6.8	16.2
Dow Jones Wilshire 5000 Index (Entire market)	5.7	9.2	14.1
MSCI All Country World Index ex USA (International)	17.1	20.4	24.5

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	7.0%	4.6%	4.4%
Lehman Municipal Bond Index	3.4	3.9	4.3
Citigroup 3-Month Treasury Bill Index	4.7	4.2	2.9

CPI
Consumer Price Index	4.1%	3.3%	3.0%

Risk aversion set the tone in the bond market

During the first half of 2007, the bond market was characterized by tight credit spreads, reflecting investors’ willingness to take on greater levels of risk to earn higher yields. That sentiment changed in the midsummer fallout from the subprime lending crisis. Investors grew wary of risk, and showed a preference for higher-quality corporate and government bonds.

This shift drove up prices for high-quality issues, and as the bonds’ prices rose, their yields fell. The yield of the benchmark 10-year Treasury note, for example, fell a full

Expense Ratios[1]
Your fund compared with its peer group
Expense
Ratio
Extended Market Index Fund
Investor Shares	0.24%
Admiral Shares	0.09
Signal Shares	0.09
Institutional Shares	0.06
ETF Shares	0.08
Average Mid-Cap Core Fund	1.83

Mid-Cap Index Fund
Investor Shares	0.21%
Admiral Shares	0.10
Signal Shares	0.10[2]
Institutional Shares	0.07
ETF Shares	0.13
Average Mid-Cap Core Fund	1.83

Mid-Cap Growth Index Fund
Investor Shares	0.24%
ETF Shares	0.13
Average Mid-Cap Growth Fund	1.56

Mid-Cap Value Index Fund
Investor Shares	0.24%
ETF Shares	0.13
Average Mid-Cap Value Fund	1.45

1 Fund expense ratios reflect the 12 months ended December 31, 2007. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2006.

2 Annualized since inception on March 30, 2007.

percentage point in the last half of the year (from 5.03% on June 30 to 4.03% at year-end). The Federal Reserve Board lowered its target for the federal funds rate three times in the final four months of 2007, pushing yields even lower on the shorter end of the maturity spectrum.

The broad taxable bond market returned 7.0%, outpacing the stock market for the first calendar year since 2002. Tax-exempt municipal bonds returned 3.4%.

Financial stocks hindered performance; growth stocks posted strong returns

In a change from recent years, mid-cap value stocks underperformed mid-cap growth stocks, in large part because the financial sector, which makes up almost one-third of the value index, was the worst-performing sector for 2007. In the second half of the year, the subprime mortgage crisis took its toll on insurance companies, commercial banks, and mortgage companies, further dampening returns.

Total Returns
Ten Years Ended December 31, 2007[1]
Average
Annual Return
Extended Market Index Fund Investor Shares	7.6%
Spliced Extended Market Index[2]	7.6
Average Mid-Cap Core Fund[3]	10.1

Mid-Cap Index Fund Investor Shares	11.2%
Spliced Mid-Cap Index[4]	11.1
Average Mid-Cap Core Fund[3]	9.4

Mid-Cap Growth Index Fund Investor Shares	20.2%
MSCI US Mid Cap Growth Index	20.3
Average Mid-Cap Growth Fund[3]	20.4

Mid-Cap Value Index Fund Investor Shares	5.5%
MSCI US Mid Cap Value Index	5.5
Average Mid-Cap Value Fund[3]	10.1

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1 For the Mid-Cap Index Fund and its comparative measures, returns are since the fund’s inception May 21, 1998; for the Mid-Cap Growth Index Fund and Mid-Cap Value Index Fund, returns are since the funds’ inception on August 24, 2006.

2 Dow Jones Wilshire 4500 Index through June 17, 2005; S&P Transitional Completion Index through September 16, 2005; S&P Completion Index thereafter.

3 Derived from data provided by Lipper Inc.

4 S&P MidCap 400 Index through May 16, 2003; Morgan Stanley Capital International® US Mid Cap 450 Index thereafter.

The consumer discretionary sector, another sizable weighting in the value index, also suppressed returns for the year. Amid the subprime mortgage credit crisis and slowing economic growth, homebuilders, such as Lennar Corp. and Pulte Homes, suffered double-digit losses as demand for new homes decreased. The economic slump also took its toll on household and specialty retailers, most of which posted negative returns for the year, contributing to the Mid-Cap Value Index Fund’s disappointing result.

The Mid-Cap Growth Index Fund, by contrast, returned 17.3%, benefiting not only from its relatively limited exposure to financials and consumer discretionary stocks, but also from its sizable weightings in the energy and industrial sectors. These sectors rallied, as energy equipment and oil company stocks rose on record oil prices, and industrials profited from robust demand in developing markets for steel and other basic economic building blocks.

The Mid-Cap Index Fund and the Extended Market Index Fund hold both growth and value stocks. This blend was reflected in the funds’ returns, which fell near the midpoint between the performances of their growth and value counterparts. The Extended Market Index Fund also holds small-cap investments, which underperformed mid-caps for the year, leading to the fund’s modest return.

Long-term performance reflects indexing skill and low costs

The table on page 7 shows longer-term returns for Extended Market Index Fund over the past ten years, as well as the other mid-cap index funds since their inception dates. All four funds have done an impressive job of tracking their target indexes, a credit to the expertise of the funds’ advisor—Vanguard Quantitative Equity Group. The advisor has developed proprietary portfolio-construction and trading methodologies that have kept fund returns in line with those of their indexes, even in the most turbulent markets. Paired with Vanguard’s low costs, such skilled management has helped investors capture just about all of the returns produced by each fund’s market segment.

However, over time, the funds’ results relative to peer groups have been mixed. Some of this difference can be attributed to a historical mismatch between the funds’ indexes and the market segments represented by their peer groups. Over the past few years, the Extended and Mid-Cap Index Funds have adopted indexes that are more consistent with the peer groups’ make-up. Over the long term, we expect that indexing our funds to these new target benchmarks will produce very competitive performance.

Long-term investing and diversification provide reassurance in unsteady markets

The U.S. stock market weathered a tumultuous year in 2007. The first six months were marked by impressive gains and increased volatility; during the second half of the year, the subprime mortgage crisis punished many financial companies and left investors fearful of an economic slowdown.

Over an investing lifetime, however, ups and downs are simply par for the course. In the face of such market volatility, Vanguard encourages shareholders to think with a long-term perspective and to be skeptical of market trends. The past two years highlighted the dangers of chasing trends. As an example, financial stocks surged in 2006, but finished at the bottom of the performance tables for 2007.

How can investors resist the urge to react to these extremes and remain focused on the long term? Vanguard encourages its shareholders to create a balanced, diversified portfolio that includes stocks, bonds, and short-term reserves. Such a portfolio can provide some protection against the market’s periodic downturns, while also allowing participation in long-term growth potential. Vanguard’s mid-cap index funds offer several low-cost options for long-term investment in the mid-cap market segment. Combined with other Vanguard funds, the mid-cap index funds can help you create a diversified portfolio appropriate for your investment goals.

Thank you for entrusting your assets to Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

January 16, 2008

Vanguard Extended Market ETF
Premium/Discount: December 31, 2002–December 31, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[1]	of Days	of Total Days	of Days	of Total Days
0–24.9	562	44.64%	661	52.50%
25–49.9	17	1.35	16	1.27
50–74.9	1	0.08	1	0.08
75–100.0	1	0.08	0	0.00
>100.0	0	0.00	0	0.00
Total	581	46.15%	678	53.85%

1 One basis point equals 1/100 of a percentage point.

Vanguard Mid-Cap ETF

Premium/Discount: January 26, 20041–December 31, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	541	54.54%	443	44.66%
25–49.9	1	0.10	5	0.50
50–74.9	0	0.00	0	0.00
75–100.0	0	0.00	1	0.10
>100.0	1	0.10	0	0.00
Total	543	54.74%	449	45.26%

Vanguard Mid-Cap Growth ETF

Premium/Discount: August 17, 20061–December 31, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	196	56.65%	149	43.06%
25–49.9	0	0.00	1	0.29
50–74.9	0	0.00	0	0.00
75–100.0	0	0.00	0	0.00
>100.0	0	0.00	0	0.00
Total	196	56.65%	150	43.35%

Vanguard Mid-Cap Value ETF

Premium/Discount: August 17, 20061–December 31, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value			Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	217	62.71%	123	35.55%
25–49.9	2	0.58	2	0.58
50–74.9	0	0.00	0	0.00
75–100.0	0	0.00	0	0.00
>100.0	2	0.58	0	0.00
Total	221	63.87%	125	36.13%

1 Inception.

2 One basis point equals 1/100 of a percentage point.

Extended Market Index Fund

Fund Profile

As of December 31, 2007

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	3,223	3,905	4,843
Median Market Cap	$2.6B	$2.7B	$37.7B
Price/Earnings Ratio	22.8x	23.1x	17.8x
Price/Book Ratio	2.4x	2.4x	2.7x
Yield		1.1%	1.8%
Investor Shares	1.1%
Admiral Shares	1.2%
Signal Shares	1.2%
Institutional Shares	1.3%
ETF Shares	1.2%
Return on Equity	13.3%	13.3%	19.2%
Earnings Growth Rate	19.2%	19.2%	20.7%
Foreign Holdings	0.6%	0.6%	0.0%
Turnover Rate	14.1%	—	—
Expense Ratio		—	—
Investor Shares	0.24%
Admiral Shares	0.09%
Signal Shares	0.09%
Institutional Shares	0.06%
ETF Shares	0.08%
Short-Term Reserves	0.1%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	13.2%	13.6%	9.4%
Consumer Staples	3.0	3.0	8.9
Energy	8.4	8.5	12.3
Financials	17.8	17.3	18.3
Health Care	13.3	13.1	12.0
Industrials	15.5	15.3	11.7
Information Technology	15.5	15.7	16.5
Materials	6.2	6.5	3.8
Telecommunication Services	1.8	1.8	3.3
Utilities	5.3	5.2	3.8

Volatility Measures[3]
	Fund Versus	Fund Versus
	Spliced Index[4]	Broad Index[2]
R-Squared	1.00	0.88
Beta	1.00	1.26

Ten Largest Holdings[5] (% of total net assets)

Genentech, Inc.	biotechnology	1.0%
The Mosaic Co.	fertilizers and agricultural chemicals	0.5
Bunge Ltd.	agricultural products	0.5
Liberty Global, Inc.	broadcasting and cable tv	0.5
MasterCard, Inc.	data processing and outsourced services	0.5
McDermott International, Inc.	industrial conglomerates	0.4
Nymex Holdings Inc.	specialized finance	0.4
Intuitive Surgical, Inc.	health care equipment and supplies	0.4
MGM Mirage, Inc.	casinos and gaming	0.4
Foster Wheeler Ltd.	construction and engineering	0.4
Top Ten		5.0%

Investment Focus

1 S&P Completion Index.

2 Dow Jones Wilshire 5000 Index.

3 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 84.

4 Dow Jones Wilshire 4500 Index through June 17, 2005; S&P Transitional Completion Index through September 16, 2005; S&P Completion Index thereafter.

5 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

Extended Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1997–December 31, 2007

Initial Investment of $10,000

	Average Annual Total Returns			Final Value of
	Periods Ended December 31, 2007			a $10,000
	One Year	Five Years	Ten Years	Investment
Extended Market Index Fund Investor Shares[1]	4.33%	17.49%	7.58%	$20,769
Dow Jones Wilshire 5000 Index	5.73	14.07	6.34	18,492
Spliced Extended Market Index[2]	4.50	17.58	7.58	20,769
Average Mid-Cap Core Fund[3]	5.90	15.55	10.05	26,061

				Final Value of
			Since	a $100,000
	One Year	Five Years	Inception[4]	Investment
Extended Market Index Fund Admiral Shares	4.48%	17.63%	6.87%	$160,628
Dow Jones Wilshire 5000 Index	5.73	14.07	4.03	132,547
Spliced Extended Market Index[2]	4.50	17.58	6.83	160,168

			Final Value of
		Since	a $1,000,000
	One Year	Inception[4]	Investment
Extended Market Index Fund Signal Shares	4.46%	10.49%	$1,421,011
Dow Jones Wilshire 5000 Index	5.73	11.42	1,548,560
S&P Completion Index	4.50	10.50	1,422,408

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Dow Jones Wilshire 4500 Index through June 17, 2005; S&P Transitional Completion Index through September 16, 2005; S&P Completion Index thereafter.

3 Derived from data provided by Lipper Inc.

4 Inception dates are: for Admiral Shares, November 13, 2000; for Signal Shares, September 1, 2006.

Extended Market Index Fund

				Final Value of
			Since	a $5,000,000
	One Year	Five Years	Inception[1]	Investment
Extended Market Index Fund Institutional Shares	4.51%	17.69%	7.75%	$10,550,380
Dow Jones Wilshire 5000 Index	5.73	14.07	6.89	10,057,864
Spliced Extended Market Index[2]	4.50	17.58	7.58	10,384,468

				Final Value of
			Since	a $10,000
	One Year	Five Years	Inception[1]	Investment
Extended Market Index Fund ETF Shares
Net Asset Value	4.49%	17.63%	10.75%	$18,476
Dow Jones Wilshire 5000 Index	5.73	14.07	7.20	15,190
Spliced Extended Market Index[2]	4.50	17.58	10.78	18,501

Cumulative Returns of ETF Shares: December 27, 2001[1]–December 31, 2007
			Cumulative
	One Year	Five Years	Since Inception
Extended Market Index Fund ETF Shares
Market Price	4.40%	124.55%	84.45%
Extended Market Index Fund ETF Shares
Net Asset Value	4.49	125.23	84.76
Spliced Extended Market Index[2]	4.50	124.76	85.01

Fiscal-Year Total Returns (%): December 31, 1997–December 31, 2007

1 Inception dates are: for Institutional Shares, July 7, 1997; for ETF Shares, December 27, 2001.

2 Dow Jones Wilshire 4500 Index through June 17, 2005; S&P Transitional Completion Index through September 16, 2005; S&P Completion Index thereafter.

Note: See Financial Highlights tables on pages 20–24 for dividend and capital gains information.

Extended Market Index Fund

Financial Statements

Statement of Net Assets—Investments Summary

As of December 31, 2007

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
Common Stocks
Consumer Discretionary
*	MGM Mirage, Inc.	618,021	51,926	0.4%
*	Las Vegas Sands Corp.	481,753	49,645	0.4%
*	EchoStar Communications Corp. Class A	984,607	37,139	0.3%
*	Liberty Global, Inc. Series C	1,010,669	36,980	0.3%
*	Discovery Holding Co. Class A	1,313,451	33,020	0.2%
	Wynn Resorts Ltd.	267,208	29,962	0.2%
†	Other—Consumer Discretionary		1,594,441	11.4%
			1,833,113	13.2%
Consumer Staples
	Bunge Ltd.	565,602	65,842	0.5%
*	Energizer Holdings, Inc.	267,273	29,969	0.2%
†	Other—Consumer Staples		320,123	2.3%
			415,934	3.0%
Energy
*	Ultra Petroleum Corp.	712,577	50,949	0.4%
*	Cameron International Corp.	1,018,798	49,035	0.4%
	Diamond Offshore Drilling, Inc.	318,088	45,168	0.3%
*	Southwestern Energy Co.	796,900	44,403	0.3%
*	FMC Technologies Inc.	607,142	34,425	0.2%
*	Denbury Resources, Inc.	1,142,720	33,996	0.2%
*	Grant Prideco, Inc.	600,498	33,334	0.2%
*	Newfield Exploration Co.	609,809	32,137	0.2%
	Arch Coal, Inc.	673,692	30,269	0.2%
*	Plains Exploration & Production Co.	531,056	28,677	0.2%
†	Other—Energy		785,979	5.8%
			1,168,372	8.4%
Financials
	Nymex Holdings Inc.	434,745	58,086	0.4%
	HCP, Inc. REIT	1,010,240	35,136	0.3%
	Everest Re Group, Ltd.	295,942	29,713	0.2%

Extended Market Index Fund

			Market	Percentage
			Value•	of Net
		Shares	($000)	Assets
	Ventas, Inc. REIT	627,794	28,408	0.2%
†	Other—Financials		2,296,485	16.5%
			2,447,828	17.6%
Health Care
*	Genentech, Inc.	2,169,092	145,481	1.0%
*	Intuitive Surgical, Inc.	178,608	57,958	0.4%
*	Hologic, Inc.	585,301	40,175	0.3%
	DENTSPLY International Inc.	711,592	32,036	0.2%
*	DaVita, Inc.	497,952	28,060	0.2%
†	Other—Health Care		1,534,297	11.2%
			1,838,007	13.3%
Industrials
*	McDermott International, Inc.	1,051,019	62,042	0.4%
*	Foster Wheeler Ltd.	334,315	51,826	0.4%
*	First Solar, Inc.	166,463	44,469	0.3%
	Joy Global Inc.	505,811	33,292	0.2%
*	KBR Inc.	791,337	30,704	0.2%
*	AGCO Corp.	430,406	29,259	0.2%
†	Other—Industrials		1,895,268	13.8%
			2,146,860	15.5%
Information Technology
	MasterCard, Inc. Class A	301,399	64,861	0.5%
*	Activision, Inc.	1,360,927	40,420	0.3%
	Harris Corp.	643,648	40,344	0.3%
	Amphenol Corp.	833,371	38,643	0.3%
*	NAVTEQ Corp.	459,709	34,754	0.3%
*	Western Digital Corp.	1,026,168	31,001	0.2%
*	Iron Mountain, Inc.	833,952	30,873	0.2%
*	BEA Systems, Inc.	1,893,550	29,880	0.2%
*	McAfee Inc.	750,924	28,160	0.2%
†	Other—Information Technology		1,807,511	13.0%
			2,146,447	15.5%
Materials
*	The Mosaic Co.	732,011	69,058	0.5%
*	Owens-Illinois, Inc.	729,690	36,120	0.3%
†	Other—Materials		757,582	5.4%
			862,760	6.2%
Telecommunication Services
*	NII Holdings Inc.	809,481	39,114	0.3%
*	Crown Castle International Corp.	932,882	38,808	0.3%
†	Other—Telecommunication Services		177,560	1.2%
			255,482	1.8%
Utilities
*	NRG Energy, Inc.	1,122,808	48,662	0.4%
*	Mirant Corp.	1,198,278	46,709	0.3%
*	Reliant Energy, Inc.	1,606,744	42,161	0.3%
	Equitable Resources, Inc.	569,490	30,342	0.2%
†	Other—Utilities		562,422	4.1%
			730,296	5.3%
Total Common Stocks (Cost $11,454,252)			13,845,099	99.8%[1]

Extended Market Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Temporary Cash Investments
Money Market Fund
2 Vanguard Market Liquidity Fund, 4.664%	24,670,741	24,671	0.2%
2 Vanguard Market Liquidity Fund, 4.664%—Note E	588,347,900	588,348	4.2%
		613,019	4.4%

† [3]U.S. Agency Obligation		5,976	0.00%
Total Temporary Cash Investments (Cost $618,995)		618,995	4.4%[1]
Total Investments (Cost $12,073,247)		14,464,094	104.2%
Other Assets and Liabilities
Other Assets—Note B		146,704	1.0%
Security Lending Collateral Payable to Brokers—Note E		(588,348)	(4.2%)
Other Liabilities		(144,421)	(1.0%)
		(586,065)	(4.2%)
Net Assets		13,878,029	100.0%

At December 31, 2007, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	11,830,845
Overdistributed Net Investment Income	(10,493)
Accumulated Net Realized Losses	(333,164)
Unrealized Appreciation (Depreciation)
Investment Securities	2,390,847
Futures Contracts	(6)
Net Assets	13,878,029

Investor Shares—Net Assets
Applicable to 131,721,174 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,254,244
Net Asset Value Per Share—Investor Shares	$39.89

Admiral Shares—Net Assets
Applicable to 70,451,435 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,811,169
Net Asset Value Per Share—Admiral Shares	$39.90

Signal Shares—Net Assets
Applicable to 60,624,146 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,078,910
Net Asset Value Per Share—Signal Shares	$34.29

Extended Market Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 79,545,880 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,174,937
Net Asset Value Per Share—Institutional Shares	$39.91

ETF Shares—Net Assets
Applicable to 5,309,288 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	558,769
Net Asset Value Per Share—ETF Shares	$105.24

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.

† Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 4.3%, respectively, of net assets. See Note C in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 Securities with a value of $5,976,000 have been segregated as initial margin for open futures contracts.

4 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

Extended Market Index Fund

Statement of Operations

Year Ended
December 31, 2007
($000)
Investment Income
Income
Dividends	166,489
Interest[1]	2,677
Security Lending	22,782
Total Income	191,948
Expenses
The Vanguard Group—Note B
Investment Advisory Services	438
Management and Administrative—Investor Shares	12,020
Management and Administrative—Admiral Shares	2,078
Management and Administrative—Signal Shares	828
Management and Administrative—Institutional Shares	715
Management and Administrative—ETF Shares	227
Marketing and Distribution—Investor Shares	1,477
Marketing and Distribution—Admiral Shares	584
Marketing and Distribution—Signal Shares	142
Marketing and Distribution—Institutional Shares	750
Marketing and Distribution—ETF Shares	145
Custodian Fees	555
Auditing Fees	29
Shareholders’ Reports—Investor Shares	251
Shareholders’ Reports—Admiral Shares	15
Shareholders’ Reports—Signal Shares	59
Shareholders’ Reports—Institutional Shares	13
Shareholders’ Reports—ETF Shares	27
Trustees’ Fees and Expenses	19
Total Expenses	20,372
Net Investment Income	171,576
Realized Net Gain (Loss)
Investment Securities Sold	766,580
Futures Contracts	(307)
Realized Net Gain (Loss)	766,273
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(368,283)
Futures Contracts	329
Change in Unrealized Appreciation (Depreciation)	(367,954)
Net Increase (Decrease) in Net Assets Resulting from Operations	569,895

1 Interest income from an affiliated company of the fund was $2,159,000.

Extended Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	171,576	154,812
Realized Net Gain (Loss)	766,273	719,372
Change in Unrealized Appreciation (Depreciation)	(367,954)	691,989
Net Increase (Decrease) in Net Assets Resulting from Operations	569,895	1,566,173
Distributions
Net Investment Income
Investor Shares	(60,098)	(73,789)
Admiral Shares	(36,683)	(41,672)
Signal Shares	(26,614)	(4,846)
Institutional Shares	(41,426)	(35,716)
ETF Shares	(8,626)	(5,621)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(173,447)	(161,644)
Capital Share Transactions—Note F
Investor Shares	(1,167,446)	30,705
Admiral Shares	(476,305)	427,708
Signal Shares	1,757,708	391,212
Institutional Shares	483,777	(43,076)
ETF Shares	136,419	(12,914)
Net Increase (Decrease) from Capital Share Transactions	734,153	793,635
Total Increase (Decrease)	1,130,601	2,198,164
Net Assets
Beginning of Period	12,747,428	10,549,264
End of Period[1]	13,878,029	12,747,428

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($10,493,000) and ($8,622,000).

Extended Market Index Fund

Financial Highlights

Investor Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$38.68	$34.26	$31.36	$26.66	$18.74
Investment Operations
Net Investment Income	.453	.447	.35	.284	.207
Net Realized and Unrealized Gain (Loss)
on Investments	1.214	4.440	2.88	4.701	7.926
Total from Investment Operations	1.667	4.887	3.23	4.985	8.133
Distributions
Dividends from Net Investment Income	(.457)	(.467)	(.33)	(.285)	(.213)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.457)	(.467)	(.33)	(.285)	(.213)
Net Asset Value, End of Period	$39.89	$38.68	$34.26	$31.36	$26.66

Total Return[1]	4.33%	14.27%	10.29%	18.71%	43.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,254	$6,172	$5,441	$5,484	$4,259
Ratio of Total Expenses to
Average Net Assets	0.24%	0.25%	0.25%	0.25%	0.26%
Ratio of Net Investment Income to
Average Net Assets	1.13%	1.22%	1.12%	1.05%	1.01%
Portfolio Turnover Rate[2]	14%	16%	27%[3]	17%	8%

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Includes activity related to a change in the fund’s target index.

Extended Market Index Fund

Admiral Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$38.70	$34.28	$31.36	$26.66	$18.74
Investment Operations
Net Investment Income	.510	.503	.409	.315	.221
Net Realized and Unrealized Gain (Loss)
on Investments	1.214	4.440	2.880	4.701	7.926
Total from Investment Operations	1.724	4.943	3.289	5.016	8.147
Distributions
Dividends from Net Investment Income	(.524)	(.523)	(.369)	(.316)	(.227)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.524)	(.523)	(.369)	(.316)	(.227)
Net Asset Value, End of Period	$39.90	$38.70	$34.28	$31.36	$26.66

Total Return	4.48%	14.43%	10.47%	18.82%	43.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,811	$3,137	$2,379	$1,353	$1,075
Ratio of Total Expenses to
Average Net Assets	0.09%	0.10%	0.10%	0.15%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.28%	1.37%	1.27%	1.15%	1.07%
Portfolio Turnover Rate[1]	14%	16%	27%[2]	17%	8%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2 Includes activity related to a change in the fund’s target index.

Extended Market Index Fund

Signal Shares
	Year	Sept. 1,
	Ended	2006[1] to
	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$33.26	$30.79
Investment Operations
Net Investment Income	.443	.173
Net Realized and Unrealized Gain (Loss) on Investments	1.035	2.698
Total from Investment Operations	1.478	2.871
Distributions
Dividends from Net Investment Income	(.448)	(.401)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.448)	(.401)
Net Asset Value, End of Period	$34.29	$33.26

Total Return	4.46%	9.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,079	$408
Ratio of Total Expenses to Average Net Assets	0.09%	0.10%*
Ratio of Net Investment Income to Average Net Assets	1.28%	1.37%*
Portfolio Turnover Rate[2]	14%	16%

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Extended Market Index Fund

Institutional Shares

			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$38.71	$34.29	$31.38	$26.67	$18.74
Investment Operations
Net Investment Income	.523	.513	.419	.343	.247
Net Realized and Unrealized Gain (Loss)
on Investments	1.214	4.440	2.880	4.701	7.926
Total from Investment Operations	1.737	4.953	3.299	5.044	8.173
Distributions
Dividends from Net Investment Income	(.537)	(.533)	(.389)	(.334)	(.243)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.537)	(.533)	(.389)	(.334)	(.243)
Net Asset Value, End of Period	$39.91	$38.71	$34.29	$31.38	$26.67

Total Return	4.51%	14.46%	10.50%	18.92%	43.66%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,175	$2,621	$2,361	$2,136	$1,524
Ratio of Total Expenses to
Average Net Assets	0.06%	0.07%	0.07%	0.08%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.31%	1.40%	1.30%	1.22%	1.17%
Portfolio Turnover Rate[1]	14%	16%	27%[2]	17%	8%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2 Includes activity related to a change in the fund’s target index.

Extended Market Index Fund

ETF Shares

	Year Ended December 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$102.06	$90.40	$82.74	$70.37	$49.46
Investment Operations
Net Investment Income	1.390	1.338	1.063	.796	.608
Net Realized and Unrealized Gain (Loss)
on Investments	3.183	11.716	7.613	12.387	20.914
Total from Investment Operations	4.573	13.054	8.676	13.183	21.522
Distributions
Dividends from Net Investment Income	(1.393)	(1.394)	(1.016)	(.813)	(.612)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.393)	(1.394)	(1.016)	(.813)	(.612)
Net Asset Value, End of Period	$105.24	$102.06	$90.40	$82.74	$70.37

Total Return	4.49%	14.46%	10.48%	18.75%	43.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$559	$409	$368	$231	$107
Ratio of Total Expenses to
Average Net Assets	0.08%	0.08%	0.08%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.29%	1.39%	1.29%	1.12%	1.07%
Portfolio Turnover Rate[1]	14%	16%	27%[2]	17%	8%

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2 Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

Extended Market Index Fund

Notes to Financial Statements

Vanguard Extended Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market

Extended Market Index Fund

Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2007, the fund had contributed capital of $1,168,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.17% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial-reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2007, the fund realized $932,243,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2007, the fund had $3,820,000 of ordinary income available for distribution. The fund had available realized losses of $329,299,000 to offset future net capital gains of $100,407,000 through December 31, 2011, $60,375,000 through December 31, 2014, and $168,517,000 through December 31, 2015.

At December 31, 2007, the cost of investment securities for tax purposes was $12,075,929,000. Net unrealized appreciation of investment securities for tax purposes was $2,388,165,000, consisting of unrealized gains of $3,906,239,000 on securities that had risen in value since their purchase and $1,518,074,000 in unrealized losses on securities that had fallen in value since their purchase.

Extended Market Index Fund

At December 31, 2007, the aggregate settlement value of open futures contracts expiring in March 2008 and the related unrealized appreciation (depreciation) were:

			($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
E-mini Russell 2000 Index	100	7,722	(52)
S&P MidCap 400 Index	4	1,730	19
Russell 2000 Index	2	772	27

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the year ended December 31, 2007, the fund purchased $4,663,464,000 of investment securities and sold $3,897,594,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at December 31, 2007, was $536,873,000, for which the fund received cash collateral of $588,348,000.

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2007		2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,131,083	27,672	1,608,224	44,045
Issued in Lieu of Cash Distributions	58,396	1,486	71,291	1,855
Redeemed	(2,356,925)	(57,003)	(1,648,810)	(45,144)
Net Increase (Decrease)—Investor Shares	(1,167,446)	(27,845)	30,705	756
Admiral Shares
Issued	766,744	18,662	847,742	23,202
Issued in Lieu of Cash Distributions	32,343	823	36,584	951
Redeemed	(1,275,392)	(30,100)	(456,618)	(12,480)
Net Increase (Decrease)—Admiral Shares	(476,305)	(10,615)	427,708	11,673
Signal Shares
Issued	1,965,106	54,169	398,586	12,510
Issued in Lieu of Cash Distributions	25,403	752	4,846	146
Redeemed	(232,801)	(6,576)	(12,220)	(377)
Net Increase (Decrease)—Signal Shares	1,757,708	48,345	391,212	12,279

Extended Market Index Fund

			Year Ended December 31,
		2007		2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	1,021,388	24,831	638,253	17,636
Issued in Lieu of Cash Distributions	38,081	969	31,622	822
Redeemed	(575,692)	(13,953)	(712,951)	(19,622)
Net Increase (Decrease)—Institutional Shares	483,777	11,847	(43,076)	(1,164)
ETF Shares
Issued	2,295,098	21,103	1,504,419	15,337
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,158,679)	(19,800)	(1,517,333)	(15,400)
Net Increase (Decrease)—ETF Shares	136,419	1,303	(12,914)	(63)

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

Mid-Cap Index Fund

Fund Profile

As of December 31, 2007

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	439	439	4,843
Median Market Cap	$6.8B	$6.8B	$37.7B
Price/Earnings Ratio	19.4x	19.4x	17.8x
Price/Book Ratio	2.7x	2.7x	2.7x
Yield		1.4%	1.8%
Investor Shares	1.2%
Admiral Shares	1.3%
Signal Shares	1.3%
Institutional Shares	1.4%
ETF Shares	1.3%
Return on Equity	17.1%	17.1%	19.2%
Earnings Growth Rate	19.9%	19.4%	20.7%
Foreign Holdings	1.3%	1.3%	0.0%
Turnover Rate	19.1%	—	—
Expense Ratio		—	—
Investor Shares	0.21%
Admiral Shares	0.10%
Signal Shares	0.10%[6]
Institutional Shares	0.07%
ETF Shares	0.13%
Short-Term Reserves	0.2%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	13.7%	13.7%	9.4%
Consumer Staples	4.6	4.6	8.9
Energy	10.4	10.4	12.3
Financials	17.7	17.6	18.3
Health Care	10.3	10.3	12.0
Industrials	15.8	15.8	11.7
Information Technology	13.5	13.5	16.5
Materials	5.3	5.4	3.8
Telecommunication Services	2.6	2.6	3.3
Utilities	6.1	6.1	3.8

Volatility Measures[3]
	Fund Versus	Fund Versus
	Spliced Index[4]	Broad Index[2]
R-Squared	1.00	0.89
Beta	1.00	1.16

Ten Largest Holdings[5] (% of total net assets)

MEMC Electronic Materials, Inc.	semiconductor equipment	0.8%
Express Scripts Inc.	health care services	0.7
T. Rowe Price Group Inc.	asset management and custody banks	0.6
Murphy Oil Corp.	integrated oil and gas	0.6
Noble Corp.	oil and gas drilling	0.6
Smith International, Inc.	oil and gas equipment and services	0.6
United States Steel Corp.	steel	0.6
Bunge Ltd.	agricultural products	0.6
Noble Energy, Inc.	oil and gas exploration and production	0.6
L-3 Communications Holdings, Inc.	aerospace and defense	0.6
Top Ten		6.3%

Investment Focus

1 MSCI US Mid Cap 450 Index.

2 Dow Jones Wilshire 5000 Index.

3 For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 84.

4 S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 index thereafter.

5 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

6 Annualized.

Mid-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 21, 1998–December 31, 2007

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2007			Final Value of
	One	Five	Since	a $10,000
	Year	Years	Inception[1]	Investment
Mid-Cap Index Fund Investor Shares[2]	6.02%	17.24%	11.23%	$27,825
Dow Jones Wilshire 5000 Index	5.73	14.07	5.16	16,217
Spliced Mid-Cap Index[3]	6.19	17.29	11.07	27,431
Average Mid-Cap Core Fund[4]	5.90	15.55	9.36	23,639

				Final Value of
			Since	a $100,000
	One Year	Five Years	Inception[1]	Investment
Mid-Cap Index Fund Admiral Shares	6.17%	17.35%	12.46%	$205,479
Dow Jones Wilshire 5000 Index	5.73	14.07	7.89	159,379
Spliced Mid-Cap Index[3]	6.19	17.29	12.42	205,055

		Final Value of
	Since	a $1,000,000
	Inception[1]	Investment
Mid-Cap Index Fund Signal Shares	1.50%	$1,149,944
Dow Jones Wilshire 5000 Index	4.19	1,418,809
MSCI US Mid Cap 450 Index	1.51	1,151,211

1 Inception dates are: for Investor Shares, May 21, 1998; for Admiral Shares, November 12, 2001; for Signal Shares, March 30, 2007.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index thereafter.

4 Derived from data provided by Lipper Inc.

Mid-Cap Index Fund

				Final Value of
			Since	a $5,000,000
	One Year	Five Years	Inception[1]	Investment
Mid-Cap Index Fund Institutional Shares	6.22%	17.41%	11.39%	$14,109,835
Dow Jones Wilshire 5000 Index	5.73	14.07	5.16	8,108,424
Spliced Mid-Cap Index[2]	6.19	17.29	11.07	13,715,266

			Final Value of
		Since	a $10,000
	One Year	Inception[1]	Investment
Mid-Cap Index Fund ETF Shares Net Asset Value	6.14%	12.43%	$15,846
Dow Jones Wilshire 5000 Index	5.73	9.01	14,036
Spliced Mid-Cap Index[2]	6.19	12.47	15,867

Cumulative Returns of ETF Shares: January 26, 2004[1]–December 31, 2007
		Cumulative
	One Year	Since Inception
Mid-Cap Index Fund ETF Shares Market Price	6.07%	58.36%
Mid-Cap Index Fund ETF Shares Net Asset Value	6.14	58.46
Spliced Mid-Cap Index[2]	6.19	58.67

Fiscal-Year Total Returns (%): May 21, 1998–December 31, 2007

1 Inception dates are: Institutional Shares, May 21, 1998; for ETF Shares, January 26, 2004.

2 S&P MidCap 400 Index through May 16, 2003; MSCI US Mid Cap 450 Index thereafter.

Note: See Financial Highlights tables on pages 41–45 for dividend and capital gains information.

Mid-Cap Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (13.7%)
*	Apollo Group, Inc. Class A	1,290,109	90,501
*	GameStop Corp. Class A	1,256,779	78,059
	Genuine Parts Co.	1,492,494	69,102
	Mattel, Inc.	3,459,628	65,871
	Nordstrom, Inc.	1,739,319	63,885
	Newell Rubbermaid, Inc.	2,452,996	63,484
	Abercrombie & Fitch Co.	775,526	62,019
	Tim Hortons, Inc.	1,652,892	61,041
	Wynn Resorts Ltd.	530,957	59,536
*	Discovery Holding Co.
	Class A	2,358,913	59,303
	Sherwin-Williams Co.	976,586	56,681
	Whirlpool Corp.	690,236	56,344
	Eastman Kodak Co.	2,528,784	55,305
	Tiffany & Co.	1,200,804	55,273
	H & R Block, Inc.	2,867,886	53,257
	VF Corp.	772,840	53,063
*	Expedia, Inc.	1,667,664	52,732
	Royal Caribbean
	Cruises, Ltd.	1,212,059	51,440
*	Cablevision Systems NY
	Group Class A	2,027,916	49,684
*	AutoZone Inc.	413,711	49,608
	BorgWarner, Inc.	1,017,649	49,264
*	The Goodyear Tire &
	Rubber Co.	1,664,392	46,969
*	IAC/InterActiveCorp	1,729,941	46,570
	Virgin Media Inc.	2,439,156	41,807
	Black & Decker Corp.	586,728	40,866
	Harman International
	Industries, Inc.	544,343	40,124
*	Penn National Gaming, Inc.	645,431	38,435
	Washington Post Co.
	Class B	47,817	37,844
*^	CarMax, Inc.	1,911,653	37,755
*^	Sirius Satellite Radio, Inc.	12,197,454	36,958
	Wyndham Worldwide Corp.	1,568,647	36,957
	Autoliv, Inc.	690,908	36,418

			Market
			Value•
		Shares	($000)
	American Eagle
	Outfitters, Inc.	1,729,255	35,917
*^	Mohawk Industries, Inc.	479,698	35,690
	E.W. Scripps Co. Class A	778,410	35,036
	Hasbro, Inc.	1,345,058	34,407
	Advance Auto Parts, Inc.	897,910	34,112
*	Interpublic Group of
	Cos., Inc.	4,140,820	33,582
*	Office Depot, Inc.	2,395,734	33,325
*	XM Satellite Radio
	Holdings, Inc.	2,694,712	32,983
	Lamar Advertising Co.
	Class A	683,190	32,841
	Darden Restaurants Inc.	1,182,724	32,773
	D. R. Horton, Inc.	2,487,954	32,766
	Polo Ralph Lauren Corp.	526,333	32,522
	The Stanley Works	648,910	31,459
	Ross Stores, Inc.	1,217,655	31,135
*	O’Reilly Automotive, Inc.	958,240	31,076
*	ITT Educational
	Services, Inc.	354,103	30,194
	PetSmart, Inc.	1,193,103	28,074
*	Urban Outfitters, Inc.	1,018,055	27,752
	WABCO Holdings Inc.	537,914	26,944
	Centex Corp.	1,060,412	26,786
	Leggett & Platt, Inc.	1,512,586	26,380
	Family Dollar Stores, Inc.	1,214,860	23,362
*	Toll Brothers, Inc.	1,156,288	23,195
*	R.H. Donnelley Corp.	624,339	22,776
	Idearc Inc.	1,289,681	22,647
*	Dollar Tree Stores, Inc.	863,777	22,389
	Williams-Sonoma, Inc.	825,990	21,393
	New York Times Co.
	Class A	1,193,961	20,930
*	AutoNation, Inc.	1,331,175	20,846
*	Career Education Corp.	801,135	20,141
	Pulte Homes, Inc.	1,910,605	20,138
*	NVR, Inc.	38,249	20,043
	Wendy’s International, Inc.	767,446	19,831
	RadioShack Corp.	1,150,810	19,403
	Lennar Corp. Class A	1,069,539	19,134

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Foot Locker, Inc.	1,362,574	18,613
	Liz Claiborne, Inc.	896,429	18,242
	Brinker International, Inc.	923,650	18,067
	Boyd Gaming Corp.	500,101	17,038
	Guess ?, Inc.	411,345	15,586
	Jones Apparel Group, Inc.	956,972	15,302
*	Crocs, Inc.	394,009	14,503
	KB Home	668,382	14,437
*	Chico’s FAS, Inc.	1,546,934	13,969
	Brunswick Corp.	777,611	13,258
	Weight Watchers
	International, Inc.	277,138	12,521
*	CTC Media, Inc.	332,401	10,039
	Lennar Corp. Class B	63,528	1,055
			2,840,767
Consumer Staples (4.6%)
	Bunge Ltd.	1,061,259	123,541
	The Clorox Co.	1,215,320	79,202
	UST, Inc.	1,397,040	76,558
	SuperValu Inc.	1,869,438	70,141
	Coca-Cola Enterprises, Inc.	2,333,809	60,749
	Molson Coors Brewing Co. Class B	1,142,023	58,951
*	Energizer Holdings, Inc.	475,326	53,298
	Whole Foods Market, Inc.	1,220,726	49,806
	The Pepsi Bottling Group, Inc.	1,190,080	46,961
	The Estee Lauder Cos. Inc.
	Class A	938,428	40,925
*	Constellation Brands, Inc.
	Class A	1,684,210	39,815
	McCormick & Co., Inc.	1,024,024	38,821
	Tyson Foods, Inc.	2,396,512	36,739
	Brown-Forman Corp.
	Class B	466,547	34,576
	Dean Foods Co.	1,147,561	29,676
*	Smithfield Foods, Inc.	1,000,760	28,942
	Hormel Foods Corp.	664,230	26,888
*	Hansen Natural Corp.	599,784	26,564
	PepsiAmericas, Inc.	565,500	18,842
*^	Bare Escentuals, Inc.	473,897	11,492
			952,487
Energy (10.4%)
	Murphy Oil Corp.	1,572,810	133,437
	Noble Corp.	2,354,160	133,034
	Smith International, Inc.	1,756,573	129,723
	Noble Energy, Inc.	1,502,868	119,508
	CONSOL Energy, Inc.	1,602,046	114,578
	El Paso Corp.	6,152,750	106,073
*	Ultra Petroleum Corp.	1,336,889	95,588
*	Cameron International Corp.	1,909,990	91,928
	Diamond Offshore
	Drilling, Inc.	609,077	86,489
*	Southwestern Energy Co.	1,495,080	83,306
	ENSCO International, Inc.	1,294,759	77,194
	Sunoco, Inc.	1,057,091	76,576

			Market
			Value•
		Shares	($000)
*	Nabors Industries, Inc.	2,479,452	67,912
	Range Resources Corp.	1,304,206	66,984
*	FMC Technologies Inc.	1,138,024	64,526
*	Denbury Resources, Inc.	2,143,722	63,776
*	Grant Prideco, Inc.	1,126,626	62,539
	BJ Services Co.	2,561,288	62,137
*	Newfield Exploration Co.	1,145,818	60,385
	Tesoro Corp.	1,201,844	57,328
	Arch Coal, Inc.	1,253,675	56,328
*	Plains Exploration &Production Co.	990,426	53,483
	Pioneer Natural Resources Co.	1,081,784	52,834
*	Pride International, Inc.	1,464,740	49,655
*	Exterran Holdings, Inc.	540,507	44,213
	Rowan Cos., Inc.	975,849	38,507
	Frontier Oil Corp.	940,984	38,185
	Cimarex Energy Co.	729,144	31,011
	Patterson-UTI Energy, Inc.	1,378,818	26,915
*	CNX Gas Corp.	264,252	8,443
			2,152,595
Financials (17.7%)
	T. Rowe Price Group Inc.	2,212,096	134,672
	Nymex Holdings Inc.	774,946	103,541
	Boston Properties, Inc.
	REIT	1,045,515	95,989
*	IntercontinentalExchange Inc.	486,836	93,716
	Host Hotels &
	Resorts Inc. REIT	4,586,933	78,142
	Unum Group	3,168,797	75,386
	Kimco Realty Corp. REIT	1,993,722	72,572
	Plum Creek
	Timber Co. Inc. REIT	1,533,315	70,594
	Leucadia National Corp.	1,427,059	67,215
	Hudson City Bancorp, Inc.	4,413,594	66,292
	Avalonbay
	Communities, Inc. REIT	700,362	65,932
	HCP, Inc. REIT	1,812,607	63,043
	Annaly Mortgage
	Management Inc. REIT	3,447,360	62,673
	Commerce Bancorp, Inc.	1,609,189	61,374
*	Nasdaq Stock Market Inc.	1,206,147	59,692
	Assurant, Inc.	889,388	59,500
	Comerica, Inc.	1,343,947	58,502
	Synovus Financial Corp.	2,342,978	56,419
	Everest Re Group, Ltd.	555,207	55,743
^	American Capital
	Strategies, Ltd.	1,650,635	54,405
	Cincinnati Financial Corp.	1,358,288	53,707
	Ventas, Inc. REIT	1,171,578	53,014
	People’s United
	Financial Inc.	2,946,437	52,447
	Janus Capital Group Inc.	1,540,312	50,599
	AMB Property Corp. REIT	877,562	50,512
	Safeco Corp.	900,794	50,156
	Torchmark Corp.	814,629	49,310

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	SL Green Realty Corp. REIT	522,684	48,850
	Willis Group Holdings Ltd.	1,252,673	47,564
	Eaton Vance Corp.	1,046,949	47,542
*	TD Ameritrade
	Holding Corp.	2,355,302	47,247
	Axis Capital Holdings Ltd.	1,195,765	46,599
	Huntington Bancshares Inc.	3,053,189	45,065
	New York Community
	Bancorp, Inc.	2,554,251	44,904
	The Macerich Co. REIT	631,281	44,859
	Zions Bancorp	944,864	44,116
	Developers Diversified
	Realty Corp. REIT	1,090,854	41,769
	W.R. Berkley Corp.	1,398,109	41,678
	SEI Investments Co.	1,289,927	41,497
	PartnerRe Ltd.	495,038	40,856
*	Markel Corp.	83,083	40,802
	Federal Realty Investment Trust REIT	495,367	40,694
	CIT Group Inc.	1,675,795	40,269
	Regency Centers Corp. REIT	610,522	39,373
	White Mountains
	Insurance Group Inc.	76,124	39,132
*	CB Richard Ellis Group, Inc.	1,812,370	39,057
	Sovereign Bancorp, Inc.	3,368,511	38,401
	RenaissanceRe
	Holdings Ltd.	603,034	36,327
	Federated Investors, Inc.	814,280	33,516
	Duke Realty Corp. REIT	1,264,329	32,974
*	Arch Capital Group Ltd.	466,853	32,843
	^iStar Financial Inc. REIT	1,176,200	30,640
	Old Republic
	International Corp.	1,932,227	29,776
	Apartment Investment &
	Management Co.
	Class A REIT	848,542	29,470
^	Allied Capital Corp.	1,353,658	29,104
	Associated Banc-Corp.	1,057,631	28,651
	HCC Insurance
	Holdings, Inc.	987,629	28,325
	Raymond James
	Financial, Inc.	839,150	27,407
	Fidelity National
	Financial, Inc. Class A	1,840,797	26,894
	Hospitality Properties
	Trust REIT	823,359	26,529
^	Popular, Inc.	2,333,302	24,733
	Brown & Brown, Inc.	1,047,756	24,622
	Forest City Enterprise
	Class A	545,391	24,237
	First American Corp.	708,310	24,168
	Commerce Bancshares, Inc.	538,189	24,143
	Protective Life Corp.	585,298	24,009
	UnionBanCal Corp.	486,245	23,782
	Camden Property Trust REIT	493,031	23,739

			Market
			Value•
		Shares	($000)
	UDR, Inc. REIT	1,183,535	23,493
	Liberty Property Trust REIT	801,556	23,093
^	Ambac Financial Group, Inc.	891,702	22,979
^	The St. Joe Co.	619,987	22,016
	City National Corp.	365,385	21,759
	Weingarten Realty
	Investors REIT	683,408	21,486
	^MBIA, Inc.	1,101,601	20,523
	Nationwide Financial
	Services, Inc.	452,380	20,362
^	First Horizon National Corp.	1,108,776	20,124
^	CapitalSource Inc. REIT	1,100,536	19,358
	Unitrin, Inc.	402,642	19,323
	American Financial
	Group, Inc.	627,978	18,136
	TCF Financial Corp.	1,002,236	17,970
	Astoria Financial Corp.	763,770	17,773
	Colonial BancGroup, Inc.	1,276,798	17,288
	Transatlantic Holdings, Inc.	232,450	16,892
^	MGIC Investment Corp.	717,082	16,084
*	E*TRADE Financial Corp.	3,721,128	13,210
*^	AmeriCredit Corp.	1,005,792	12,864
*	TFS Financial Corp.	1,018,466	12,161
	BOK Financial Corp.	206,177	10,659
	The PMI Group Inc.	752,008	9,987
^	The First Marblehead Corp.	572,503	8,759
^	Radian Group, Inc.	704,125	8,224
	Student Loan Corp.	34,968	3,847
*	Forestar Real Estate Group, Inc.	486	11
*	Guaranty Financial Group, Inc.	486	8
			3,679,699
Health Care (10.2%)
*	Express Scripts Inc.	1,924,965	140,522
*	Humana Inc.	1,480,463	111,494
*	Intuitive Surgical, Inc.	331,627	107,613
	C.R. Bard, Inc.	907,796	86,059
*	Coventry Health Care Inc.	1,359,995	80,580
*	Laboratory Corp. of
	America Holdings	1,030,208	77,812
	Quest Diagnostics, Inc.	1,441,944	76,279
	AmerisourceBergen Corp.	1,582,483	71,006
*	Waters Corp.	877,126	69,354
*	Hologic, Inc.	1,006,698	69,100
*	Hospira, Inc.	1,379,792	58,834
*	Varian Medical
	Systems, Inc.	1,106,496	57,715
	DENTSPLY International Inc.	1,268,523	57,109
	Applera Corp.–Applied
	Biosystems Group	1,610,656	54,633
*	DaVita, Inc.	928,396	52,315
*	Covance, Inc.	559,506	48,464
*	Henry Schein, Inc.	782,838	48,066
*	Barr Pharmaceuticals Inc.	894,560	47,501
*	Health Net Inc.	977,132	47,196

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
*^	Amylin Pharmaceuticals, Inc.	1,160,962	42,956
*	Millennium
	Pharmaceuticals, Inc.	2,829,014	42,379
*	Cephalon, Inc.	587,317	42,146
	Beckman Coulter, Inc.	550,201	40,055
	IMS Health, Inc.	1,712,483	39,456
*	Charles River Laboratories, Inc.	596,421	39,245
*	Invitrogen Corp.	406,724	37,992
	Pharmaceutical Product
	Development, Inc.	938,526	37,888
	Mylan Inc.	2,655,879	37,342
*	Millipore Corp.	478,082	34,986
*	Cerner Corp.	593,556	33,477
*	Patterson Cos.	981,268	33,314
*	Endo Pharmaceuticals
	Holdings, Inc.	1,177,253	31,397
*	Community Health
	Systems, Inc.	842,232	31,045
	Hillenbrand Industries, Inc.	516,150	28,765
*	Vertex Pharmaceuticals, Inc.	1,155,772	26,849
*	Lincare Holdings, Inc.	744,726	26,185
*	Kinetic Concepts, Inc.	470,728	25,212
*	Sepracor Inc.	942,574	24,743
	Omnicare, Inc.	1,068,314	24,368
*	ImClone Systems, Inc.	528,191	22,712
*	King Pharmaceuticals, Inc.	2,145,501	21,970
*	Warner Chilcott Ltd.	878,748	15,580
*	WellCare Health Plans Inc.	311,423	13,207
	Brookdale Senior Living Inc.	311,223	8,842
			2,123,763
Industrials (15.8%)
	L-3 Communications Holdings, Inc.	1,106,984	117,274
*	McDermott
	International, Inc.	1,970,723	116,332
	Parker Hannifin Corp.	1,530,463	115,259
	Fluor Corp.	775,919	113,067
	Cummins Inc.	868,171	110,579
	Rockwell Collins, Inc.	1,437,508	103,457
*	Jacobs Engineering
	Group Inc.	1,053,807	100,755
	ITT Industries, Inc.	1,510,969	99,784
*	Foster Wheeler Ltd.	626,313	97,091
*	First Solar, Inc.	349,978	93,493
	Rockwell Automation, Inc.	1,272,902	87,779
	Cooper Industries, Inc.
	Class A	1,613,311	85,312
	Expeditors International
	of Washington, Inc.	1,871,843	83,634
	Dover Corp.	1,796,723	82,811
	C.H. Robinson
	Worldwide Inc.	1,439,882	77,926
	Trane, Inc.	1,595,546	74,528
	Goodrich Corp.	1,045,028	73,789

			Market
			Value•
		Shares	($000)
	Pitney Bowes, Inc.	1,922,810	73,144
	R.R. Donnelley & Sons Co.	1,914,668	72,260
	Joy Global Inc.	953,988	62,792
*	Terex Corp.	905,578	59,379
*	KBR Inc.	1,485,359	57,632
	W.W. Grainger, Inc.	630,015	55,139
*	AGCO Corp.	804,093	54,662
	The Manitowoc Co., Inc.	1,101,862	53,804
	Republic Services, Inc. Class A	1,659,076	52,012
	SPX Corp.	478,500	49,214
	Roper Industries Inc.	777,994	48,656
	Harsco Corp.	739,424	47,375
	The Dun & Bradstreet Corp.	516,821	45,806
*	Stericycle, Inc.	769,564	45,712
	^Fastenal Co.	1,124,175	45,439
	Equifax, Inc.	1,236,914	44,974
	Avery Dennison Corp.	841,694	44,728
	Ametek, Inc.	940,188	44,038
	Pall Corp.	1,076,799	43,417
*	Shaw Group, Inc.	709,312	42,871
	Manpower Inc.	743,387	42,299
*^	SunPower Corp. Class A	323,643	42,200
	Cintas Corp.	1,254,547	42,178
*	Quanta Services, Inc.	1,487,267	39,026
	Robert Half
	International, Inc.	1,367,927	36,989
*	UAL Corp.	1,016,565	36,251
*	Monster Worldwide Inc.	1,064,691	34,496
*	Allied Waste
	Industries, Inc.	2,932,763	32,319
*	Delta Air Lines Inc.	2,113,848	31,475
*	Spirit Aerosystems
	Holdings Inc.	900,303	31,060
	Oshkosh Truck Corp.	651,619	30,796
*	AMR Corp.	2,177,154	30,545
	Pentair, Inc.	832,915	28,994
*	ChoicePoint Inc.	660,183	24,044
*^	USG Corp.	651,862	23,330
	J.B. Hunt Transport Services, Inc.	831,436	22,906
*	Hertz Global Holdings Inc.	1,270,306	20,185
	The Corporate Executive
	Board Co.	317,340	19,072
*^	Owens Corning Inc.	689,524	13,942
*	US Airways Group Inc.	721,380	10,612
			3,268,643
Information Technology (13.5%)
*	MEMC Electronic
	Materials, Inc.	1,976,861	174,932
*	Autodesk, Inc.	2,030,603	101,043
*	Flextronics
	International Ltd.	7,289,675	87,913
*	Cognizant Technology
	Solutions Corp.	2,541,050	86,243
*	VeriSign, Inc.	2,188,580	82,313

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	KLA–Tencor Corp.	1,696,449	81,701
*	Fiserv, Inc.	1,376,621	76,389
	Harris Corp.	1,206,880	75,647
*	Computer Sciences Corp.	1,528,432	75,612
*	Activision, Inc.	2,507,258	74,466
	Amphenol Corp.	1,569,859	72,794
	Fidelity National Information Services, Inc.	1,695,562	70,518
*	SanDisk Corp.	2,001,098	66,376
*	NAVTEQ Corp.	862,276	65,188
*	BMC Software, Inc.	1,765,797	62,933
	Linear Technology Corp.	1,949,775	62,061
*	Iron Mountain, Inc.	1,669,532	61,806
	Microchip Technology, Inc.	1,921,400	60,370
*	Citrix Systems, Inc.	1,586,081	60,287
	Altera Corp.	3,024,152	58,427
*	Western Digital Corp.	1,923,440	58,107
	Xilinx, Inc.	2,621,050	57,322
*	BEA Systems, Inc.	3,442,918	54,329
	National Semiconductor Corp.	2,372,360	53,710
*	McAfee Inc.	1,401,090	52,541
*	Alliance Data
	Systems Corp.	691,491	51,855
*	salesforce.com, inc.	820,659	51,447
*	Cypress
	Semiconductor Corp.	1,355,882	48,852
*	Micron Technology, Inc.	6,647,398	48,194
*	Akamai Technologies, Inc.	1,381,724	47,808
*	LAM Research Corp.	1,085,049	46,907
*	Avnet, Inc.	1,316,358	46,033
*	Teradata Corp.	1,580,077	43,310
*	Arrow Electronics, Inc.	1,085,865	42,653
*	Cadence Design
	Systems, Inc.	2,437,572	41,463
*	NCR Corp.	1,585,364	39,793
*	Affiliated Computer
	Services, Inc. Class A	816,540	36,826
*	DST Systems, Inc.	445,849	36,805
*	Red Hat, Inc.	1,614,264	33,641
*	LSI Corp.	6,289,190	33,396
*	Hewitt Associates, Inc.	849,916	32,543
*	Trimble Navigation Ltd.	1,055,444	31,917
*	Novellus Systems, Inc.	1,087,543	29,984
*	Lexmark International, Inc.	830,457	28,950
	Intersil Corp.	1,167,834	28,589
	Jabil Circuit, Inc.	1,638,506	25,020
*	JDS Uniphase Corp.	1,872,059	24,898
*	Ingram Micro, Inc. Class A	1,359,139	24,519
*	Tellabs, Inc.	3,665,833	23,975
	Molex, Inc.	820,821	22,408
*	Teradyne, Inc.	1,611,832	16,666
	Molex, Inc. Class A	452,557	11,889
	Total System Services, Inc.	345,775	9,682
	AVX Corp.	451,701	6,062
			2,799,113

			Market
			Value•
		Shares	($000)
Materials (5.3%)
	United States Steel Corp.	1,038,248	125,535
	Vulcan Materials Co.	949,151	75,068
	Allegheny Technologies Inc.	808,048	69,815
*	Owens-Illinois, Inc.	1,366,847	67,659
	Sigma-Aldrich Corp.	1,146,815	62,616
	MeadWestvaco Corp.	1,622,196	50,775
	Celanese Corp. Series A	1,179,694	49,925
	Martin Marietta
	Materials, Inc.	367,133	48,682
*	AK Steel Holding Corp.	979,038	45,271
	Eastman Chemical Co.	738,159	45,094
	Steel Dynamics, Inc.	716,758	42,697
*	Crown Holdings, Inc.	1,442,829	37,009
	Ball Corp.	809,629	36,433
	Huntsman Corp.	1,362,547	35,017
*	Domtar Corp.	4,551,170	34,999
	International Flavors &
	Fragrances, Inc.	706,323	33,995
	Lubrizol Corp.	606,697	32,859
	Sealed Air Corp.	1,418,623	32,827
*	Pactiv Corp.	1,148,145	30,575
	Albemarle Corp.	712,248	29,380
	Sonoco Products Co.	840,957	27,482
	Bemis Co., Inc.	882,805	24,171
*	Smurfit-Stone
	Container Corp.	2,243,989	23,697
	Ashland, Inc.	496,585	23,553
^	Titanium Metals Corp.	712,330	18,841
			1,103,975
Telecommunication Services (2.5%)
*	Crown Castle
	International Corp.	2,374,943	98,798
*	NII Holdings Inc.	1,518,500	73,374
	Embarq Corp.	1,340,075	66,374
	Windstream Corp.	4,192,890	54,591
*^	Level 3 Communications, Inc.	13,475,035	40,964
	Citizens Communications Co.	2,972,479	37,840
	CenturyTel, Inc.	902,949	37,436
	Telephone & Data
	Systems, Inc.	523,196	32,752
*	Metropcs
	Communications Inc.	1,523,420	29,631
	Telephone & Data
	Systems, Inc.–Special
	Common Shares	389,789	22,452
*	Leap Wireless
	International, Inc.	478,823	22,332
*	U.S. Cellular Corp.	143,885	12,101
			528,645
Utilities (6.1%)
	Allegheny Energy, Inc.	1,458,625	92,783
*	Mirant Corp.	2,248,032	87,628
*	NRG Energy, Inc.	2,001,036	86,725

Mid-Cap Index Fund

			Market
			Value•
		Shares	($000)
	Xcel Energy, Inc.	3,687,659	83,230
	Questar Corp.	1,516,256	82,029
*	Reliant Energy, Inc.	3,012,603	79,051
	DTE Energy Co.	1,498,794	65,887
	Equitable Resources, Inc.	1,014,990	54,079
	Wisconsin Energy Corp.	1,027,193	50,035
	Pepco Holdings, Inc.	1,699,689	49,852
	CenterPoint Energy Inc.	2,679,905	45,907
	NiSource, Inc.	2,407,914	45,486
	Northeast Utilities	1,360,454	42,596
	SCANA Corp.	973,497	41,033
	Alliant Energy Corp.	983,174	40,005
	MDU Resources
	Group, Inc.	1,439,590	39,747
	ONEOK, Inc.	866,857	38,809
	Energy East Corp.	1,390,140	37,826
	Pinnacle West Capital Corp.	881,033	37,365
	Integrys Energy Group, Inc.	667,472	34,502
	NSTAR	938,161	33,980
	TECO Energy, Inc.	1,849,215	31,825
*	Dynegy, Inc.	4,391,139	31,353
	DPL Inc.	997,420	29,574
			1,261,307
Total Common Stocks
(Cost $17,775,432)			20,710,994
Temporary Cash Investments (1.8%)[1]
Money Market Fund (1.8%)
2	Vanguard Market Liquidity
	Fund, 4.664%	47,015,548	47,016
2	Vanguard Market Liquidity
	Fund, 4.664%—Note E	319,335,900	319,336
			366,352

		Face
		Amount
		($000)
U.S. Government & Agency Obligations (0.0%)
3	Federal Home Loan Bank
4	4.548%, 2/1/2008	2,000	1,992
3	Federal National Mortgage Assn.
4	4.352%, 2/6/2008	2,000	1,990
			3,982
Total Temporary Cash Investments
(Cost $370,334)			370,334
Total Investments (101.6%)
(Cost $18,145,766)			21,081,328
Other Assets and Liabilities (–1.6%)
Other Assets—Note B			118,400
Liabilities—Note E			(443,884)
			(325,484)
Net Assets (100%)			20,755,844

At December 31, 2007, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	18,222,830
Overdistributed Net Investment Income	(3,480)
Accumulated Net Realized Losses	(399,274)
Unrealized Appreciation
Investment Securities	2,935,562
Futures Contracts	206
Net Assets	20,755,844

Investor Shares—Net Assets
Applicable to 390,053,802 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	8,074,955
Net Asset Value Per Share—
Investor Shares	$20.70

Admiral Shares—Net Assets
Applicable to 31,667,254 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,974,651
Net Asset Value Per Share—
Admiral Shares	$93.93

Signal Shares—Net Assets
Applicable to 82,870,970 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	2,457,615
Net Asset Value Per Share—
Signal Shares	$29.66

Institutional Shares—Net Assets
Applicable to 296,857,512 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	6,161,514
Net Asset Value Per Share—
Institutional Shares	$20.76

Mid-Cap Index Fund

Amount
($000)
ETF Shares—Net Assets
Applicable to 14,322,471 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,087,109
Net Asset Value Per Share—
ETF Shares	$75.90

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 1.7%, respectively, of net assets. See Note C in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4 Securities with a value of $3,982,000 have been segregated as initial margin for open futures contracts.

5 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

Mid-Cap Index Fund

Statement of Operations

Year Ended
December 31, 2007
($000)
Investment Income
Income
Dividends	301,098
Interest[1]	2,530
Security Lending	6,985
Total Income	310,613
Expenses
The Vanguard Group—Note B
Investment Advisory Services	587
Management and Administrative—Investor Shares	14,595
Management and Administrative—Admiral Shares	2,876
Management and Administrative—Signal Shares	658
Management and Administrative—Institutional Shares	2,021
Management and Administrative—ETF Shares	1,231
Marketing and Distribution—Investor Shares	2,203
Marketing and Distribution—Admiral Shares	1,120
Marketing and Distribution—Signal Shares	39
Marketing and Distribution—Institutional Shares	1,442
Marketing and Distribution—ETF Shares	374
Custodian Fees	425
Auditing Fees	25
Shareholders’ Reports—Investor Shares	380
Shareholders’ Reports—Admiral Shares	32
Shareholders’ Reports—Signal Shares	4
Shareholders’ Reports—Institutional Shares	115
Shareholders’ Reports—ETF Shares	65
Trustees’ Fees and Expenses	27
Total Expenses	28,219
Net Investment Income	282,394
Realized Net Gain (Loss)
Investment Securities Sold	1,718,734
Futures Contracts	1,376
Realized Net Gain (Loss)	1,720,110
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(860,102)
Futures Contracts	474
Change in Unrealized Appreciation (Depreciation)	(859,628)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,142,876

1 Interest income from an affiliated company of the fund was $2,401,000.

Mid-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	282,394	236,457
Realized Net Gain (Loss)	1,720,110	812,333
Change in Unrealized Appreciation (Depreciation)	(859,628)	965,218
Net Increase (Decrease) in Net Assets Resulting from Operations	1,142,876	2,014,008
Distributions
Net Investment Income
Investor Shares	(102,894)	(94,810)
Admiral Shares	(41,575)	(53,803)
Signal Shares	(33,651)	—
Institutional Shares	(86,246)	(63,378)
ETF Shares	(15,991)	(21,247)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(280,357)	(233,238)
Capital Share Transactions—Note F
Investor Shares	20,900	477,702
Admiral Shares	(1,410,420)	823,840
Signal Shares	2,601,769	—
Institutional Shares	1,334,261	1,301,163
ETF Shares	(620,564)	383,910
Net Increase (Decrease) from Capital Share Transactions	1,925,946	2,986,615
Total Increase (Decrease)	2,788,465	4,767,385
Net Assets
Beginning of Period	17,967,379	13,199,994
End of Period[1]	20,755,844	17,967,379

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($3,480,000) and ($5,517,000).

Mid-Cap Index Fund

Financial Highlights

Investor Shares

			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$19.78	$17.63	$15.64	$13.13	$ 9.88
Investment Operations
Net Investment Income	.269	.253	.198	.159	.122
Net Realized and Unrealized Gain (Loss)
on Investments	.918	2.144	1.983	2.512	3.250
Total from Investment Operations	1.187	2.397	2.181	2.671	3.372
Distributions
Dividends from Net Investment Income	(.267)	(.247)	(.191)	(.161)	(.122)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.267)	(.247)	(.191)	(.161)	(.122)
Net Asset Value, End of Period	$20.70	$19.78	$17.63	$15.64	$13.13

Total Return[1]	6.02%	13.60%	13.93%	20.35%	34.14%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,075	$7,677	$6,399	$5,234	$3,610
Ratio of Total Expenses to
Average Net Assets	0.21%	0.22%	0.22%	0.22%	0.26%
Ratio of Net Investment Income to
Average Net Assets	1.30%	1.43%	1.36%	1.26%	1.20%
Portfolio Turnover Rate[2]	19%	18%	18%	16%	73%[3]

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3 Includes activity related to a change in the fund’s target index.

Mid-Cap Index Fund

Admiral Shares

			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$89.73	$79.98	$70.92	$59.55	$44.81
Investment Operations
Net Investment Income	1.327	1.226	.946	.771	.593
Net Realized and Unrealized Gain (Loss)
on Investments	4.188	9.725	9.022	11.383	14.742
Total from Investment Operations	5.515	10.951	9.968	12.154	15.335
Distributions
Dividends from Net Investment Income	(1.315)	(1.201)	(.908)	(.784)	(.595)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.315)	(1.201)	(.908)	(.784)	(.595)
Net Asset Value, End of Period	$93.93	$89.73	$79.98	$70.92	$59.55

Total Return	6.17%	13.69%	14.04%	20.42%	34.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,975	$4,075	$2,852	$1,196	$842
Ratio of Total Expenses to
Average Net Assets	0.10%	0.13%	0.13%	0.13%	0.18%
Ratio of Net Investment Income to
Average Net Assets	1.41%	1.52%	1.45%	1.35%	1.31%
Portfolio Turnover Rate[1]	19%	18%	18%	16%	73%[2]

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2 Includes activity related to a change in the fund’s target index.

Mid-Cap Index Fund

Signal Shares
March 30,
2007[1] to
Dec. 31,
For a Share Outstanding Throughout the Period	2007
Net Asset Value, Beginning of Period	$29.63
Investment Operations
Net Investment Income	.300
Net Realized and Unrealized Gain (Loss) on Investments	.138
Total from Investment Operations	.438
Distributions
Dividends from Net Investment Income	(.408)
Distributions from Realized Capital Gains	—
Total Distributions	(.408)
Net Asset Value, End of Period	$29.66

Total Return	1.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,458
Ratio of Total Expenses to Average Net Assets	0.10%*
Ratio of Net Investment Income to Average Net Assets	1.41%*
Portfolio Turnover Rate[2]	19%

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Mid-Cap Index Fund

Institutional Shares

			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$19.83	$17.67	$15.67	$13.16	$ 9.90
Investment Operations
Net Investment Income	.300	.286	.228	.18	.147
Net Realized and Unrealized Gain (Loss)
on Investments	.928	2.149	1.983	2.51	3.250
Total from Investment Operations	1.228	2.435	2.211	2.69	3.397
Distributions
Dividends from Net Investment Income	(.298)	(.275)	(.211)	(.18)	(.137)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.298)	(.275)	(.211)	(.18)	(.137)
Net Asset Value, End of Period	$20.76	$19.83	$17.67	$15.67	$13.16

Total Return	6.22%	13.78%	14.09%	20.45%	34.33%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,162	$4,633	$2,905	$2,056	$1,071
Ratio of Total Expenses to
Average Net Assets	0.07%	0.08%	0.08%	0.08%	0.10%
Ratio of Net Investment Income to
Average Net Assets	1.44%	1.57%	1.50%	1.40%	1.36%
Portfolio Turnover Rate[1]	19%	18%	18%	16%	73%[2]

1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2 Includes activity related to a change in the fund’s target index.

Mid-Cap Index Fund

ETF Shares
				Jan. 26,
				2004[1] to
	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$72.48	$64.61	$57.32	$50.34
Investment Operations
Net Investment Income	1.042	.992	.785	.617
Net Realized and Unrealized Gain (Loss) on Investments	3.403	7.851	7.258	7.004
Total from Investment Operations	4.445	8.843	8.043	7.621
Distributions
Dividends from Net Investment Income	(1.025)	(.973)	(.753)	(.641)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.025)	(.973)	(.753)	(.641)
Net Asset Value, End of Period	$75.90	$72.48	$64.61	$57.32

Total Return	6.14%	13.69%	14.03%	15.16%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,087	$1,582	$1,044	$58
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%	0.13%	0.18%*
Ratio of Net Investment Income to Average Net Assets	1.38%	1.52%	1.45%	1.30%*
Portfolio Turnover Rate[2]	19%	18%	18%	16%

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Signal Shares were first issued on March 30, 2007. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Mid-Cap Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2007, the fund had contributed capital of $1,741,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.74% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial-reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2007, the fund realized $1,942,988,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2007, the fund had $4,081,000 of ordinary income available for distribution. The fund had available realized losses of $375,316,000 to offset future net capital gains of $14,378,000 through December 31, 2011, $63,490,000 through December 31, 2014, and $297,448,000 through December 31, 2016.

At December 31, 2007, the cost of investment securities for tax purposes was $18,168,322,000. Net unrealized appreciation of investment securities for tax purposes was $2,913,006,000, consisting of unrealized gains of $4,474,678,000 on securities that had risen in value since their purchase and $1,561,672,000 in unrealized losses on securities that had fallen in value since their purchase.

Mid-Cap Index Fund

At December 31, 2007, the aggregate settlement value of open futures contracts expiring in March 2008 and the related unrealized appreciation (depreciation) were:

			($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
E-mini S&P MidCap 400 Index	142	12,280	149
S&P MidCap 400 Index	12	5,189	57

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the year ended December 31, 2007, the fund purchased $10,797,159,000 of investment securities and sold $8,862,781,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at December 31, 2007, was $295,070,000, for which the fund received cash collateral of $319,336,000.

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2007		2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	2,607,525	123,455	2,234,918	119,929
Issued in Lieu of Cash Distributions	96,421	4,727	87,971	4,452
Redeemed	(2,683,046)	(126,339)	(1,845,187)	(99,197)
Net Increase (Decrease)—Investor Shares	20,900	1,843	477,702	25,184
Admiral Shares
Issued	1,369,227	14,249	1,485,862	17,560
Issued in Lieu of Cash Distributions	36,461	394	46,434	518
Redeemed	(2,816,108)	(28,390)	(708,456)	(8,322)
Net Increase (Decrease)—Admiral Shares	(1,410,420)	(13,747)	823,840	9,756
Signal Shares
Issued	2,783,750	88,837	—	—
Issued in Lieu of Cash Distributions	30,095	1,030	—	—
Redeemed	(212,076)	(6,996)	—	—
Net Increase (Decrease)—Signal Shares	2,601,769	82,871	—	—
Institutional Shares
Issued	2,224,483	104,983	1,642,656	87,622
Issued in Lieu of Cash Distributions	79,174	3,872	57,275	2,891
Redeemed	(969,396)	(45,646)	(398,768)	(21,224)
Net Increase (Decrease)—Institutional Shares	1,334,261	63,209	1,301,163	69,289

Mid-Cap Index Fund

			Year Ended December 31,
		2007		2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
ETF Shares
Issued	4,416,222	56,093	2,782,508	39,966
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(5,036,786)	(63,600)	(2,398,598)	(34,300)
Net Increase (Decrease)—ETF Shares	(620,564)	(7,507)	383,910	5,666

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

Mid-Cap Growth Index Fund

Fund Profile

As of December 31, 2007

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	228	228	4,843
Median Market Cap	$7.4B	$7.4B	$37.7B
Price/Earnings Ratio	24.7x	24.7x	17.8x
Price/Book Ratio	4.4x	4.4x	2.7x
Yield		0.4%	1.8%
Investor Shares	0.3%
ETF Shares	0.4%
Return on Equity	19.7%	19.7%	19.2%
Earnings Growth Rate	27.7%	26.6%	20.7%
Foreign Holdings	0.6%	0.6%	0.0%
Turnover Rate	55.6%	—	—
Expense Ratio		—	—
Investor Shares	0.24%
ETF Shares	0.13%
Short-Term Reserves	0.2%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	12.7%	12.7%	9.4%
Consumer Staples	2.2	2.2	8.9
Energy	14.1	14.1	12.3
Financials	6.5	6.5	18.3
Health Care	16.0	16.0	12.0
Industrials	19.6	19.6	11.7
Information Technology	19.1	19.1	16.5
Materials	4.6	4.6	3.8
Telecommunication Services	2.5	2.5	3.3
Utilities	2.7	2.7	3.8

Ten Largest Holdings[3] (% of total net assets)

MEMC Electronic Materials, Inc.	semiconductor equipment	1.6%
Express Scripts Inc.	health care services	1.3
T. Rowe Price Group Inc.	asset management and custody banks	1.3
Noble Corp.	oil and gas drilling	1.2
Smith International, Inc.	oil and gas equipment and services	1.2
McDermott International, Inc.	industrial conglomerates	1.1
CONSOL Energy, Inc.	coal and consumable fuels	1.1
Fluor Corp.	construction and engineering	1.1
Humana Inc.	managed health care	1.0
Cummins Inc.	construction, farm machinery, and heavy trucks	1.0
Top Ten		11.9%

Investment Focus

1 MSCI US Mid Cap Growth Index.

2 Dow Jones Wilshire 5000 Index.

3 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

See page 84 for a glossary of investment terms.

Mid-Cap Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 24, 2006–December 31, 2007

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2007		Final Value
		Since	of a $10,000
	One Year	Inception[1]	Investment
Mid-Cap Growth Index Fund Investor Shares[2]	17.30%	20.15%	$12,821
Dow Jones Wilshire 5000 Index	5.73	12.54	11,734
MSCI US Mid Cap Growth Index	17.40	20.27	12,837
Average Mid-Cap Growth Fund[3]	16.48	20.37	12,853

			Final Value
		Since	of a $10,000
	One Year	Inception[1]	Investment
Mid-Cap Growth Index Fund
ETF Shares Net Asset Value	17.44%	18.74%	$12,658
Dow Jones Wilshire 5000 Index	5.73	12.04	11,689
MSCI US Mid Cap Growth Index	17.40	18.71	12,655

1 Inception dates for Investor Shares, August 24, 2006; for ETF Shares, August 17, 2006.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Derived from data provided by Lipper Inc.

Mid-Cap Growth Index Fund

Cumulative Returns of ETF Shares: August 17, 2006[1]–December 31, 2007

		Cumulative
	One Year	Since Inception
Mid-Cap Growth Index Fund ETF Shares
Market Price	17.35%	26.57%
Mid-Cap Growth Index Fund ETF Shares
Net Asset Value	17.44	26.58
MSCI US Mid Cap Growth Index	17.40	26.55

Fiscal-Year Total Returns (%): August 24, 2006–December 31, 2007

1 Inception date for ETF Shares: August 17, 2006.

Note: See Financial Highlights tables on pages 59 and 60 for dividend and capital gains information.

Mid-Cap Growth Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (12.7%)
*	Apollo Group, Inc. Class A	92,558	6,493
*	GameStop Corp. Class A	90,167	5,600
	Nordstrom, Inc.	124,790	4,584
	Abercrombie & Fitch Co.	55,635	4,449
	Tim Hortons, Inc.	118,589	4,379
	Wynn Resorts Ltd.	38,093	4,271
*	Discovery Holding Co.
	Class A	169,244	4,255
*	Cablevision Systems NY
	Group Class A	145,493	3,565
*	AutoZone Inc.	29,681	3,559
*	The Goodyear Tire &
	Rubber Co.	119,410	3,370
	Harman International
	Industries, Inc.	39,055	2,879
*	Penn National Gaming, Inc.	46,304	2,757
*^	CarMax, Inc.	137,147	2,709
*^	Sirius Satellite Radio, Inc.	875,115	2,652
*	Office Depot, Inc.	171,882	2,391
*	XM Satellite Radio
	Holdings, Inc.	193,333	2,366
	Lamar Advertising Co.
	Class A	49,011	2,356
	Polo Ralph Lauren Corp.	37,807	2,336
*	O’Reilly Automotive, Inc.	68,744	2,229
*	ITT Educational Services, Inc.	25,437	2,169
	PetSmart, Inc.	85,715	2,017
*	Urban Outfitters, Inc.	73,139	1,994
	Tiffany & Co.	43,077	1,983
	WABCO Holdings Inc.	38,640	1,935
*	Expedia, Inc.	59,825	1,892
*	Dollar Tree Stores, Inc.	61,969	1,606
	Williams-Sonoma, Inc.	59,257	1,535
*	Career Education Corp.	57,474	1,445
*	NVR, Inc.	2,744	1,438
	American Eagle Outfitters, Inc.	62,034	1,288
	Centex Corp.	49,517	1,251
	Guess ?, Inc.	29,508	1,118

			Market
			Value•
		Shares	($000)
	Virgin Media Inc.	61,251	1,050
*	Crocs, Inc.	28,264	1,040
*	Chico’s FAS, Inc.	110,977	1,002
	Pulte Homes, Inc.	89,098	939
	Weight Watchers
	International, Inc.	19,943	901
*	Interpublic Group of
	Cos., Inc.	103,986	843
	Family Dollar Stores, Inc.	43,325	833
*	R.H. Donnelley Corp.	22,265	812
*	CTC Media, Inc.	23,917	722
			97,013
Consumer Staples (2.2%)
*	Energizer Holdings, Inc.	34,098	3,823
	Whole Foods Market, Inc.	87,580	3,573
	The Clorox Co.	43,597	2,841
	The Estee Lauder Cos. Inc.
	Class A	43,763	1,908
*	Hansen Natural Corp.	43,084	1,908
	Dean Foods Co.	53,514	1,384
	Brown-Forman Corp. Class B	11,715	868
*	Bare Escentuals, Inc.	34,025	825
			17,130
Energy (14.0%)
	Noble Corp.	168,901	9,545
	Smith International, Inc.	126,023	9,307
	CONSOL Energy, Inc.	114,940	8,220
*	Ultra Petroleum Corp.	95,917	6,858
*	Cameron International Corp.	137,030	6,595
	Diamond Offshore
	Drilling, Inc.	43,694	6,205
*	Southwestern Energy Co.	107,266	5,977
	ENSCO International, Inc.	92,891	5,538
	Range Resources Corp.	93,569	4,806
*	FMC Technologies Inc.	81,646	4,629
*	Denbury Resources, Inc.	153,799	4,576
*	Grant Prideco, Inc.	80,826	4,487
	BJ Services Co.	183,757	4,458
	Arch Coal, Inc.	89,946	4,041
*	Pride International, Inc.	105,089	3,562

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
	Murphy Oil Corp.	39,495	3,351
*	Exterran Holdings, Inc.	38,779	3,172
	Frontier Oil Corp.	67,512	2,740
*	Plains Exploration & Production Co.	46,187	2,494
*	Nabors Industries, Inc.	88,947	2,436
	Sunoco, Inc.	26,546	1,923
	Rowan Cos., Inc.	35,007	1,381
	Patterson-UTI Energy, Inc.	34,671	677
*	CNX Gas Corp.	19,017	608
			107,586
Financials (6.5%)
	T. Rowe Price Group Inc.	158,711	9,662
	Nymex Holdings Inc.	55,594	7,428
*	IntercontinentalExchange Inc.	34,928	6,724
*	Nasdaq Stock Market Inc.	86,536	4,283
	Janus Capital Group Inc.	110,509	3,630
	Eaton Vance Corp.	75,108	3,411
*	TD Ameritrade Holding Corp.	168,983	3,390
	SEI Investments Co.	92,546	2,977
*	CB Richard Ellis Group, Inc.	130,027	2,802
	Brown & Brown, Inc.	75,167	1,766
	Federated Investors, Inc.	29,208	1,202
*	TFS Financial Corp.	73,297	875
	Forest City Enterprise Class A	19,565	869
	The St. Joe Co.	15,460	549
^	The First Marblehead Corp.	20,432	313
			49,881
Health Care (16.0%)
*	Express Scripts Inc.	138,105	10,082
*	Humana Inc.	106,215	7,999
*	Intuitive Surgical, Inc.	23,793	7,721
	C.R. Bard, Inc.	65,129	6,174
*	Coventry Health Care Inc.	97,575	5,781
*	Laboratory Corp. of America Holdings	73,914	5,583
*	Waters Corp.	62,930	4,976
*	Hologic, Inc.	72,225	4,958
*	Varian Medical Systems, Inc.	79,383	4,141
	DENTSPLY International Inc.	91,012	4,097
*	DaVita, Inc.	66,605	3,753
	Quest Diagnostics, Inc.	67,242	3,557
*	Covance, Inc.	40,143	3,477
*	Henry Schein, Inc.	56,163	3,448
*	Health Net Inc.	70,105	3,386
*	Amylin Pharmaceuticals, Inc.	83,290	3,082
*	Millennium Pharmaceuticals, Inc.	202,968	3,040
*	Cephalon, Inc.	42,133	3,023
	IMS Health, Inc.	122,858	2,831
	Pharmaceutical Product
	Development, Inc.	67,335	2,718
	AmerisourceBergen Corp.	56,767	2,547
*	Millipore Corp.	34,300	2,510
*	Cerner Corp.	42,581	2,402
*	Patterson Cos.	70,396	2,390

			Market
			Value•
		Shares	($000)
*	Endo Pharmaceuticals Holdings, Inc.	84,459	2,253
	Applera Corp.–Applied
	Biosystems Group	57,780	1,960
*	Vertex Pharmaceuticals, Inc.	83,030	1,929
*	Kinetic Concepts, Inc.	33,814	1,811
*	Sepracor Inc.	67,621	1,775
*	ImClone Systems, Inc.	37,891	1,629
*	Hospira, Inc.	34,649	1,477
*	Barr Pharmaceuticals Inc.	22,464	1,193
*	Warner Chilcott Ltd.	63,160	1,120
	Beckman Coulter, Inc.	13,817	1,006
*	Charles River Laboratories, Inc.	14,978	986
*	WellCare Health Plans Inc.	22,340	947
	Brookdale Senior Living Inc.	22,397	636
			122,398
Industrials (19.6%)
*	McDermott International, Inc.	141,392	8,346
	Fluor Corp.	55,667	8,112
	Cummins Inc.	62,285	7,933
	Rockwell Collins, Inc.	103,132	7,422
*	Jacobs Engineering
	Group Inc.	75,605	7,229
	ITT Industries, Inc.	108,406	7,159
*	Foster Wheeler Ltd.	44,936	6,966
*	First Solar, Inc.	25,110	6,708
	Expeditors International of
	Washington, Inc.	134,293	6,000
	C.H. Robinson
	Worldwide Inc.	103,306	5,591
	Trane, Inc.	114,474	5,347
	Joy Global Inc.	68,441	4,505
*	Terex Corp.	64,966	4,260
*	KBR Inc.	106,568	4,135
*	AGCO Corp.	57,690	3,922
	The Manitowoc Co., Inc.	79,052	3,860
	Roper Industries Inc.	55,814	3,491
	Harsco Corp.	53,046	3,399
	The Dun & Bradstreet Corp.	37,080	3,286
*	Stericycle, Inc.	55,214	3,280
	Fastenal Co.	80,649	3,260
	Equifax, Inc.	88,738	3,226
	Ametek, Inc.	67,450	3,159
*	Shaw Group, Inc.	50,889	3,076
*^	SunPower Corp. Class A	23,216	3,027
*	Quanta Services, Inc.	106,704	2,800
	Robert Half International, Inc.	98,136	2,654
*	UAL Corp.	72,932	2,601
*	Monster Worldwide Inc.	76,383	2,475
*	Spirit Aerosystems
	Holdings Inc.	64,589	2,228
*	AMR Corp.	156,197	2,191
*	ChoicePoint Inc.	47,358	1,725
	J.B. Hunt Transport
	Services, Inc.	59,647	1,643
	Pall Corp.	38,628	1,557

Mid-Cap Growth Index Fund

			Market
			Value•
		Shares	($000)
*	Hertz Global Holdings Inc.	91,144	1,448
	The Corporate Executive
	Board Co.	22,792	1,370
*	USG Corp.	16,368	586
			149,977
Information Technology (19.1%)
*	MEMC Electronic
	Materials, Inc.	141,832	12,551
*	Autodesk, Inc.	145,684	7,249
*	Cognizant Technology Solutions Corp.	182,308	6,188
*	VeriSign, Inc.	157,020	5,906
	KLA–Tencor Corp.	121,711	5,862
*	Fiserv, Inc.	98,766	5,481
	Harris Corp.	86,586	5,427
*	Activision, Inc.	179,887	5,343
	Amphenol Corp.	112,632	5,223
*	SanDisk Corp.	143,570	4,762
*	NAVTEQ Corp.	61,859	4,677
*	BMC Software, Inc.	126,690	4,515
	Linear Technology Corp.	139,886	4,453
*	Iron Mountain, Inc.	119,778	4,434
*	Citrix Systems, Inc.	113,791	4,325
	Altera Corp.	216,973	4,192
*	McAfee Inc.	100,521	3,770
*	Alliance Data Systems Corp.	49,607	3,720
*	salesforce.com, inc.	58,879	3,691
*	Cypress Semiconductor Corp.	97,275	3,505
*	Micron Technology, Inc.	476,925	3,458
*	Akamai Technologies, Inc.	99,133	3,430
*	LAM Research Corp.	77,843	3,365
*	NCR Corp.	113,739	2,855
*	Affiliated Computer Services, Inc. Class A	58,578	2,642
*	DST Systems, Inc.	31,985	2,640
*	BEA Systems, Inc.	160,559	2,534
	National Semiconductor Corp.	110,635	2,505
*	Red Hat, Inc.	115,814	2,414
*	Trimble Navigation Ltd.	75,720	2,290
*	Novellus Systems, Inc.	78,022	2,151
*	JDS Uniphase Corp.	134,309	1,786
*	Hewitt Associates, Inc.	39,634	1,518
*	Teradyne, Inc.	115,791	1,197
	Jabil Circuit, Inc.	76,514	1,168
*	Avnet, Inc.	33,056	1,156
	Molex, Inc.	40,728	1,112
*	Lexmark International, Inc.	29,829	1,040
*	LSI Corp.	157,014	834
	Total System Services, Inc.	24,504	686
			146,055
Materials (4.6%)
	Allegheny Technologies Inc.	57,969	5,009
*	Owens-Illinois, Inc.	98,066	4,854
	Martin Marietta
	Materials, Inc.	26,337	3,492

			Market
			Value•
		Shares	($000)
*	AK Steel Holding Corp.	70,236	3,248
*	Crown Holdings, Inc.	103,517	2,655
	Ball Corp.	58,081	2,614
	Sigma-Aldrich Corp.	41,139	2,246
	Albemarle Corp.	51,166	2,111
	Steel Dynamics, Inc.	33,424	1,991
	Vulcan Materials Co.	23,745	1,878
	Titanium Metals Corp.	51,103	1,352
	Huntsman Corp.	48,965	1,258
	Celanese Corp. Series A	29,625	1,254
*	Pactiv Corp.	41,188	1,097
			35,059
Telecommunication Services (2.5%)
*	Crown Castle
	International Corp.	170,394	7,088
*	NII Holdings Inc.	108,947	5,264
*	Metropcs
	Communications Inc.	109,292	2,126
*^	Level 3
	Communications, Inc.	628,413	1,910
*	Leap Wireless
	International, Inc.	34,393	1,604
*	U.S. Cellular Corp.	10,351	870
			18,862
Utilities (2.7%)
	Allegheny Energy, Inc.	104,646	6,657
*	NRG Energy, Inc.	143,568	6,222
	Questar Corp.	54,391	2,943
*	Reliant Energy, Inc.	75,653	1,985
	Equitable Resources, Inc.	36,412	1,940
*	Dynegy, Inc.	110,273	787
			20,534
Total Common Stocks
(Cost $737,868)			764,495
Temporary Cash Investments (1.2%)
1	Vanguard Market Liquidity
	Fund, 4.664%	1,723,313	1,723
1	Vanguard Market Liquidity
	Fund, 4.664%—Note E	7,235,800	7,236
Total Temporary Cash Investments
(Cost $8,959)			8,959
Total Investments (101.1%)
(Cost $746,827)			773,454
Other Assets and Liabilities (–1.1%)
Other Assets—Note B			6,959
Liabilities—Note E			(14,995)
			(8,036)
Net Assets (100%)			765,418

Mid-Cap Growth Index Fund

At December 31, 2007, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	751,781
Overdistributed Net Investment Income	(73)
Accumulated Net Realized Losses	(12,917)
Unrealized Appreciation	26,627
Net Assets	765,418

Investor Shares—Net Assets
Applicable to 15,239,597 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	388,613
Net Asset Value Per Share—
Investor Shares	$25.50

ETF Shares—Net Assets
Applicable to 5,810,472 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	376,805
Net Asset Value Per Share—
ETF Shares	$64.85

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

Mid-Cap Growth Index Fund

Statement of Operations

Year Ended
December 31, 2007
($000)
Investment Income
Income
Dividends	1,881
Interest[1]	124
Security Lending	53
Total Income	2,058
Expenses
The Vanguard Group—Note B
Investment Advisory Services	20
Management and Administrative
Investor Shares	276
ETF Shares	77
Marketing and Distribution
Investor Shares	34
ETF Shares	30
Custodian Fees	186
Auditing Fees	21
Shareholders’ Reports
Investor Shares	13
ETF Shares	8
Total Expenses	665
Net Investment Income	1,393
Realized Net Gain (Loss)
Investment Securities Sold	12,179
Futures Contracts	(131)
Realized Net Gain (Loss)	12,048
Change in Unrealized Appreciation (Depreciation)
Investment Securities	25,337
Futures Contracts	—
Change in Unrealized Appreciation (Depreciation)	25,337
Net Increase (Decrease) in Net Assets Resulting from Operations	38,778

1 Interest income from an affiliated company of the fund was $124,000.

Mid-Cap Growth Index Fund

Statement of Changes in Net Assets

	Year	August 17,
	Ended	2006[1] to
	December 31,	December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,393	182
Realized Net Gain (Loss)	12,048	1,839
Change in Unrealized Appreciation (Depreciation)	25,337	1,290
Net Increase (Decrease) in Net Assets Resulting from Operations	38,778	3,311
Distributions
Net Investment Income
Investor Shares	(640)	(84)
ETF Shares	(840)	(84)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Total Distributions	(1,480)	(168)
Capital Share Transactions—Note F
Investor Shares	346,924	23,964
ETF Shares	334,802	19,287
Net Increase (Decrease) from Capital Share Transactions	681,726	43,251
Total Increase (Decrease)	719,024	46,394
Net Assets
Beginning of Period	46,394	—
End of Period[2]	765,418	46,394

1 Inception.

2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($73,000) and $14,000.

Mid-Cap Growth Index Fund

Financial Highlights

Investor Shares
	Year	Aug. 24,
	Ended	2006[1] to
	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$21.78	$20.00
Investment Operations
Net Investment Income	.081[2]	.09
Net Realized and Unrealized Gain (Loss) on Investments	3.686	1.77
Total from Investment Operations	3.767	1.86
Distributions
Dividends from Net Investment Income	(.047)	(.08)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.047)	(.08)
Net Asset Value, End of Period	$25.50	$21.78

Total Return[3]	17.30%	9.30%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$389	$24
Ratio of Total Expenses to Average Net Assets	0.24%	0.26%*
Ratio of Net Investment Income to Average Net Assets	0.33%	1.00%*
Portfolio Turnover Rate[4]	56%	20%

1 Inception.

2 Calculated based on average shares outstanding.

3 Total returns do not include the $10 annual account maintenance fee applied on balances under $10,000.

4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Mid-Cap Growth Index Fund

ETF Shares
	Year	Aug. 17,
	Ended	2006[1] to
	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$55.35	$51.55
Investment Operations
Net Investment Income	.275[2]	.228
Net Realized and Unrealized Gain (Loss) on Investments	9.378	3.783
Total from Investment Operations	9.653	4.011
Distributions
Dividends from Net Investment Income	(.153)	(.211)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.153)	(.211)
Net Asset Value, End of Period	$64.85	$55.35

Total Return	17.44%	7.78%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$377	$22
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%*
Ratio of Net Investment Income to Average Net Assets	0.44%	1.13%*
Portfolio Turnover Rate[3]	56%	20%

1 Inception.

2 Calculated based on average shares outstanding.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Growth Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

Mid-Cap Growth Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2007, the fund had contributed capital of $58,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.06% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial-reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2007, the fund realized $24,584,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.

For tax purposes, at December 31, 2007, the fund had $38,000 of ordinary income available for distribution. The fund had available realized losses of $12,413,000 to offset future net capital gains of $35,000 through December 31, 2014, $480,000 through December 31, 2015, and $11,898,000 through December 31, 2016.

At December 31, 2007, the cost of investment securities for tax purposes was $747,331,000. Net unrealized appreciation of investment securities for tax purposes was $26,123,000, consisting of unrealized gains of $71,952,000 on securities that had risen in value since their purchase and $45,829,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended December 31, 2007, the fund purchased $1,017,066,000 of investment securities and sold $336,551,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at December 31, 2007, was $6,180,000, for which the fund received cash collateral of $7,236,000.

Mid-Cap Growth Index Fund

F. Capital share transactions for each class of shares were:

		Year Ended	Inception[1] to
	December 31, 2007		December 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	422,163	17,170	25,082	1,165
Issued in Lieu of Cash Distributions	587	24	75	3
Redeemed	(75,826)	(3,067)	(1,193)	(55)
Net Increase (Decrease)—Investor Shares	346,924	14,127	23,964	1,113
ETF Shares
Issued	469,155	7,510	41,642	800
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(134,353)	(2,100)	(22,355)	(400)
Net Increase (Decrease)—ETF Shares	334,802	5,410	19,287	400

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006–2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

1 Inception was August 24, 2006, for Investor Shares and August 17, 2006, for ETF Shares.

Mid-Cap Value Index Fund

Fund Profile

As of December 31, 2007

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	260	261	4,843
Median Market Cap	$6.0B	$6.0B	$37.7B
Price/Earnings Ratio	15.8x	15.7x	17.8x
Price/Book Ratio	1.9x	1.9x	2.7x
Yield		2.4%	1.8%
Investor Shares	2.2%
ETF Shares	2.3%
Return on Equity	14.8%	14.8%	19.2%
Earnings Growth Rate	13.4%	13.5%	20.7%
Foreign Holdings	2.0%	2.0%	0.0%
Turnover Rate	45.8%	—	—
Expense Ratio		—	—
Investor Shares	0.24%
ETF Shares	0.13%
Short-Term Reserves	–0.1%	—	—

Sector Diversification (% of portfolio)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	14.8%	14.8%	9.4%
Consumer Staples	7.1	7.1	8.9
Energy	6.5	6.5	12.3
Financials	29.7	29.5	18.3
Health Care	4.2	4.2	12.0
Industrials	11.7	11.7	11.7
Information Technology	7.6	7.6	16.5
Materials	6.1	6.3	3.8
Telecommunication Services	2.6	2.6	3.3
Utilities	9.7	9.7	3.8

Ten Largest Holdings[3] (% of total net assets)

United States Steel Corp.	steel	1.2%
Bunge Ltd.	agricultural products	1.2
Noble Energy, Inc.	oil and gas exploration and production	1.2
L-3 Communications Holdings, Inc.	aerospace and defense	1.2
Parker Hannifin Corp.	industrial machinery	1.1
El Paso Corp.	oil and gas storage and transportation	1.1
Boston Properties, Inc. REIT	office REITs	1.0
Flextronics International Ltd.	electronic manufacturing services	0.9
Rockwell Automation, Inc.	electrical components and equipment	0.9
Mirant Corp.	independent power producers and energy traders	0.9
Top Ten		10.7%

Investment Focus

1 MSCI US Mid Cap Value Index.

2 Dow Jones Wilshire 5000 Index.

3 “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

See page 84 for a glossary of investment terms.

Mid-Cap Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: August 17, 20061–December 31, 2007

Initial Investment of $10,000

	Average Annual Total Returns
	Periods Ended December 31, 2007		Final Value
	One	Since	of a $10,000
	Year	Inception[1]	Investment
Mid-Cap Value Index Fund Investor Shares[2]	–4.37%	5.48%	$10,749
Dow Jones Wilshire 5000 Index	5.73	12.54	11,734
MSCI US Mid Cap Value Index	–4.41	5.53	10,755
Average Mid-Cap Value Fund[3]	1.98	10.08	11,388

			Final Value
	One	Since	of a $10,000
	Year	Inception[1]	Investment
Mid-Cap Value Index Fund ETF Shares Net Asset Value	–4.27%	5.10%	$10,707
Dow Jones Wilshire 5000 Index	5.73	12.04	11,689
MSCI US Mid Cap Value Index	–4.41	5.03	10,696

Cumulative Returns of ETF Shares: August 17, 2006[1]—December 31, 2007
	One	Cumulative
	Year	Since Inception
Mid-Cap Value Index Fund ETF Shares Market Price	–4.48%	6.89%
Mid-Cap Value Index Fund ETF Shares
Net Asset Value	–4.27	7.07
MSCI US Mid Cap Value Index	–4.41	6.96

1 Inception dates are: for Investor Shares, August 24, 2006; for ETF Shares, August 17, 2006.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Derived from data provided by Lipper Inc.

Mid-Cap Value Index Fund

Fiscal-Year Total Returns (%): April 24, 2006–December 31, 2007

Note: See Financial Highlights tables on pages 73 and 74 for dividend and capital gains information.

Mid-Cap Value Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.6%)[1]
Consumer Discretionary (14.7%)
	Genuine Parts Co.	60,678	2,809
	Mattel, Inc.	140,659	2,678
	Newell Rubbermaid, Inc.	99,732	2,581
	Sherwin-Williams Co.	39,705	2,304
	Whirlpool Corp.	28,059	2,290
	Eastman Kodak Co.	102,813	2,249
	H & R Block, Inc.	116,597	2,165
	VF Corp.	31,420	2,157
	Royal Caribbean Cruises, Ltd.	49,278	2,091
	BorgWarner, Inc.	41,374	2,003
*	IAC/InterActiveCorp	70,331	1,893
	Black & Decker Corp.	23,851	1,661
	Washington Post Co. Class B	1,943	1,538
	Wyndham Worldwide Corp.	63,772	1,502
	Autoliv, Inc.	28,086	1,480
*	Mohawk Industries, Inc.	19,498	1,451
	E.W. Scripps Co. Class A	31,647	1,424
	Hasbro, Inc.	54,681	1,399
	Advance Auto Parts, Inc.	36,503	1,387
	Darden Restaurants Inc.	48,083	1,332
	D. R. Horton, Inc.	101,147	1,332
	The Stanley Works	26,380	1,279
	Ross Stores, Inc.	49,503	1,266
	Tiffany & Co.	24,409	1,124
	Virgin Media Inc.	64,455	1,105
	Leggett & Platt, Inc.	61,576	1,074
*	Expedia, Inc.	33,900	1,072
*	Toll Brothers, Inc.	47,006	943
	Idearc Inc.	52,430	921
*	Interpublic Group of
	Cos., Inc.	109,425	887
	New York Times Co. Class A	48,538	851
*	AutoNation, Inc.	54,113	847
	Lennar Corp. Class A	46,062	824
	Wendy’s International, Inc.	31,195	806
	RadioShack Corp.	46,780	789
	Foot Locker, Inc.	55,463	758
	Liz Claiborne, Inc.	36,520	743

			Market
			Value•
		Shares	($000)
	Brinker International, Inc.	37,545	734
	American Eagle
	Outfitters, Inc.	35,150	730
	Boyd Gaming Corp.	20,356	694
	Jones Apparel Group, Inc.	38,899	622
	KB Home	27,167	587
	Brunswick Corp.	31,594	539
	Family Dollar Stores, Inc.	24,855	478
*	R.H. Donnelley Corp.	12,773	466
	Centex Corp.	15,118	382
	Pulte Homes, Inc.	27,105	286
			60,533
Consumer Staples (7.1%)
	Bunge Ltd.	43,149	5,023
	UST, Inc.	56,800	3,113
	SuperValu Inc.	76,004	2,852
	Coca-Cola Enterprises, Inc.	94,886	2,470
	Molson Coors Brewing Co.
	Class B	46,430	2,397
	The Pepsi Bottling Group, Inc.	48,384	1,909
*	Constellation Brands, Inc.
	Class A	68,473	1,619
	The Clorox Co.	24,704	1,610
	McCormick & Co., Inc.	41,629	1,578
	Tyson Foods, Inc.	97,432	1,494
*	Smithfield Foods, Inc.	40,737	1,178
	Hormel Foods Corp.	27,036	1,094
	Brown-Forman Corp. Class B	12,326	913
	PepsiAmericas, Inc.	22,987	766
	The Estee Lauder Cos. Inc.
	Class A	13,352	582
	Dean Foods Co.	16,270	421
			29,019
Energy (6.5%)
	Noble Energy, Inc.	61,102	4,859
	El Paso Corp.	250,159	4,313
	Murphy Oil Corp.	41,564	3,526
*	Newfield Exploration Co.	46,585	2,455
	Tesoro Corp.	48,860	2,331

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
	Pioneer Natural
	Resources Co.	43,978	2,148
	Sunoco, Inc.	27,935	2,024
*	Nabors Industries, Inc.	50,403	1,381
	Cimarex Energy Co.	29,680	1,262
	Rowan Cos., Inc.	19,836	783
*	Plains Exploration &
	Production Co.	14,092	761
	Patterson-UTI Energy, Inc.	36,482	712
			26,555
Financials (29.6%)
	Boston Properties, Inc. REIT	42,505	3,902
	Host Hotels &
	Resorts Inc. REIT	186,492	3,178
	Unum Group	128,834	3,065
	Kimco Realty Corp. REIT	81,058	2,951
	Plum Creek Timber Co. Inc.
	REIT	62,338	2,870
	Leucadia National Corp.	58,018	2,733
	Hudson City Bancorp, Inc.	179,444	2,695
	Avalonbay
	Communities, Inc. REIT	28,472	2,680
	HCP, Inc. REIT	73,694	2,563
	Annaly Mortgage
	Management Inc. REIT	140,157	2,548
	Commerce Bancorp, Inc.	65,424	2,495
	Assurant, Inc.	36,156	2,419
	Comerica, Inc.	54,640	2,378
	Synovus Financial Corp.	95,256	2,294
	Everest Re Group, Ltd.	22,572	2,266
	American Capital Strategies, Ltd.	67,107	2,212
	Cincinnati Financial Corp.	55,221	2,183
	Ventas, Inc. REIT	47,631	2,155
	People’s United Financial Inc.	119,769	2,132
	AMB Property Corp. REIT	35,676	2,054
	Safeco Corp.	36,620	2,039
	Torchmark Corp.	33,119	2,005
	SL Green Realty Corp. REIT	21,249	1,986
	Willis Group Holdings Ltd.	50,929	1,934
	Axis Capital Holdings Ltd.	48,613	1,894
	Huntington Bancshares Inc.	124,131	1,832
	New York Community Bancorp, Inc.	103,845	1,826
	The Macerich Co. REIT	25,663	1,824
	Zions Bancorp	38,413	1,794
	Developers Diversified
	Realty Corp. REIT	44,348	1,698
	W.R. Berkley Corp.	56,839	1,694
	PartnerRe Ltd.	20,124	1,661
*	Markel Corp.	3,377	1,658
	Federal Realty Investment
	Trust REIT	20,137	1,654
	CIT Group Inc.	68,130	1,637
	Regency Centers Corp. REIT	24,819	1,601

			Market
			Value•
		Shares	($000)
	White Mountains Insurance Group Inc.	3,094	1,590
	Sovereign Bancorp, Inc.	136,950	1,561
	RenaissanceRe Holdings Ltd.	24,514	1,477
	Duke Realty Corp. REIT	51,399	1,340
*	Arch Capital Group Ltd.	18,979	1,335
	iStar Financial Inc. REIT	47,817	1,246
	Old Republic
	International Corp.	78,553	1,211
	Apartment Investment &
	Management Co.
	Class A REIT	34,543	1,200
	Allied Capital Corp.	55,105	1,185
	Associated Banc-Corp.	43,056	1,166
	HCC Insurance Holdings, Inc.	40,206	1,153
	Raymond James Financial, Inc.	34,158	1,116
	Fidelity National
	Financial, Inc. Class A	74,935	1,095
	Hospitality Properties
	Trust REIT	33,516	1,080
	Popular, Inc.	94,855	1,005
	First American Corp.	28,792	982
	Commerce Bancshares, Inc.	21,879	981
	Protective Life Corp.	23,793	976
	UnionBanCal Corp.	19,767	967
	Camden Property Trust REIT	20,041	965
	UDR, Inc. REIT	48,112	955
	Liberty Property Trust REIT	32,586	939
	^Ambac Financial Group, Inc.	36,247	934
	City National Corp.	14,852	884
	Weingarten Realty
	Investors REIT	27,781	873
	MBIA, Inc.	44,841	835
	Nationwide Financial
	Services, Inc.	18,388	828
	First Horizon National Corp.	45,075	818
	CapitalSource Inc. REIT	44,738	787
	Unitrin, Inc.	16,390	787
	American Financial
	Group, Inc.	25,562	738
	TCF Financial Corp.	40,798	732
	Astoria Financial Corp.	31,089	723
	Colonial BancGroup, Inc.	52,016	704
	Transatlantic Holdings, Inc.	9,445	686
	Federated Investors, Inc.	16,550	681
	^MGIC Investment Corp.	29,211	655
	The St. Joe Co.	16,403	582
*	E*TRADE Financial Corp.	151,098	536
*^	AmeriCredit Corp.	40,792	522
	Forest City Enterprise
	Class A	11,165	496
	BOK Financial Corp.	8,467	438
	The PMI Group Inc.	30,828	409
	Radian Group, Inc.	28,679	335
	The First Marblehead Corp.	11,765	180

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
	Student Loan Corp.	1,440	158
*	Forestar Real Estate Group, Inc.	112	3
*	Guaranty Financial Group, Inc.	112	2
			121,361
Health Care (4.1%)
*	Hospira, Inc.	36,463	1,555
*	Invitrogen Corp.	16,535	1,545
	Mylan Inc.	107,977	1,518
	AmerisourceBergen Corp.	32,168	1,443
*	Community Health
	Systems, Inc.	34,237	1,262
*	Barr Pharmaceuticals Inc.	23,639	1,255
	Hillenbrand Industries, Inc.	21,010	1,171
	Applera Corp.–Applied Biosystems Group	32,739	1,111
	Quest Diagnostics, Inc.	20,517	1,085
*	Lincare Holdings, Inc.	30,315	1,066
	Beckman Coulter, Inc.	14,539	1,058
*	Charles River
	Laboratories, Inc.	15,761	1,037
	Omnicare, Inc.	43,430	991
*	King Pharmaceuticals, Inc.	87,221	893
			16,990
Industrials (11.7%)
	L-3 Communications
	Holdings, Inc.	45,007	4,768
	Parker Hannifin Corp.	62,223	4,686
	Rockwell Automation, Inc.	51,752	3,569
	Cooper Industries, Inc. Class A	65,593	3,469
	Dover Corp.	73,050	3,367
	Goodrich Corp.	42,486	3,000
	Pitney Bowes, Inc.	78,174	2,974
	R.R. Donnelley & Sons Co.	77,843	2,938
	W.W. Grainger, Inc.	25,614	2,242
	Republic Services, Inc. Class A	67,450	2,115
	SPX Corp.	19,450	2,000
	Avery Dennison Corp.	34,219	1,818
	Manpower Inc.	30,223	1,720
	Cintas Corp.	51,002	1,715
*	Allied Waste Industries, Inc.	119,230	1,314
*	Delta Air Lines Inc.	85,937	1,280
	Oshkosh Truck Corp.	26,490	1,252
	Pentair, Inc.	33,906	1,180
	Pall Corp.	21,888	883
*	USG Corp.	17,222	616
*	Owens Corning Inc.	28,149	569
*	US Airways Group Inc.	29,602	435
			47,910
Information Technology (7.5%)
*	Flextronics International Ltd.	296,382	3,574
*	Computer Sciences Corp.	62,140	3,074
	Fidelity National
	Information Services, Inc.	68,935	2,867
	Microchip Technology, Inc.	78,116	2,454

			Market
			Value•
		Shares	($000)
*	Western Digital Corp.	78,200	2,362
	Xilinx, Inc.	106,562	2,331
*	Teradata Corp.	64,238	1,761
*	Arrow Electronics, Inc.	44,146	1,734
*	Cadence Design
	Systems, Inc.	99,099	1,686
*	Avnet, Inc.	34,785	1,216
	Intersil Corp.	47,542	1,164
*	Ingram Micro, Inc. Class A	55,252	997
*	Tellabs, Inc.	149,032	975
*	LSI Corp.	166,194	882
*	BEA Systems, Inc.	48,990	773
	National Semiconductor Corp.	33,757	764
	Molex, Inc. Class A	28,687	754
*	Lexmark International, Inc.	16,901	589
*	Hewitt Associates, Inc.	12,058	462
	Jabil Circuit, Inc.	23,450	358
	AVX Corp.	18,658	250
			31,027
Materials (6.1%)
	United States Steel Corp.	42,212	5,104
	MeadWestvaco Corp.	65,950	2,064
	Vulcan Materials Co.	25,081	1,984
	Eastman Chemical Co.	30,011	1,833
*	Domtar Corp.	185,028	1,423
	International Flavors &
	Fragrances, Inc.	28,712	1,382
	Lubrizol Corp.	24,661	1,336
	Sealed Air Corp.	57,671	1,335
	Celanese Corp. Series A	31,175	1,319
	Sigma-Aldrich Corp.	23,311	1,273
	Sonoco Products Co.	34,234	1,119
	Bemis Co., Inc.	35,888	983
*	Smurfit-Stone Container Corp.	91,224	963
	Ashland, Inc.	20,186	958
	Huntsman Corp.	27,744	713
*	Pactiv Corp.	23,338	621
	Steel Dynamics, Inc.	10,197	607
			25,017
Telecommunication Services (2.6%)
	Embarq Corp.	54,481	2,698
	Windstream Corp.	170,468	2,219
	Citizens Communications Co.	120,847	1,538
	CenturyTel, Inc.	36,710	1,522
	Telephone & Data Systems, Inc.	18,545	1,161
	Telephone & Data Systems, Inc.–Special Common Shares	18,568	1,070
*	Level 3 Communications, Inc.	191,737	583
			10,791
Utilities (9.7%)
*	Mirant Corp.	91,398	3,563
	Xcel Energy, Inc.	149,929	3,384
	DTE Energy Co.	60,936	2,679
*	Reliant Energy, Inc.	79,615	2,089

Mid-Cap Value Index Fund

			Market
			Value•
		Shares	($000)
	Wisconsin Energy Corp.	41,759	2,034
	Pepco Holdings, Inc.	69,101	2,027
	CenterPoint Energy Inc.	108,952	1,866
	NiSource, Inc.	97,897	1,849
	Northeast Utilities	55,311	1,732
	SCANA Corp.	39,575	1,668
	Questar Corp.	30,821	1,667
	Alliant Energy Corp.	39,968	1,626
	MDU Resources Group, Inc.	58,525	1,616
	ONEOK, Inc.	35,240	1,578
	Energy East Corp.	56,517	1,538
	Pinnacle West Capital Corp.	35,818	1,519
	Integrys Energy Group, Inc.	27,136	1,403
	NSTAR	38,138	1,381
	TECO Energy, Inc.	75,178	1,294
	DPL Inc.	40,546	1,202
	Equitable Resources, Inc.	20,632	1,099
*	Dynegy, Inc.	116,038	829
			39,643
Total Common Stocks
(Cost $445,110)			408,846
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
2	Vanguard Market Liquidity
	Fund, 4.664%—Note E 1,160,800		1,161

		Face
		Amount
		($000)
U.S. Agency Obligation (0.0%)
3	Federal Home Loan Bank
4	4.548%, 2/1/08	100	100
Total Temporary Cash Investments
(Cost $1,260)			1,261
Total Investments (99.9%)
(Cost $446,370)			410,107

Market
Value•
($000)
Other Assets and Liabilities (0.1%)
Other Assets—Note B	11,252
Liabilities—Note E	(10,976)
276
Net Assets (100%)	410,383

At December 31, 2007, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	463,554
Undistributed Net Investment Income	397
Accumulated Net Realized Losses	(17,310)
Unrealized Appreciation (Depreciation)
Investment Securities	(36,263)
Futures Contracts	5
Net Assets	410,383

Investor Shares—Net Assets
Applicable to 9,320,656 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	195,271
Net Asset Value Per Share—
Investor Shares	$20.95

ETF Shares—Net Assets
Applicable to 4,046,601 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	215,112
Net Asset Value Per Share—
ETF Shares	$53.16

•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
^	Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.7% and 0.2%, respectively, of net assets. See Note C in Notes to Financial Statements.

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4 Securities with a value of $100,000 have been segregated as initial margin for open futures contracts.

5 See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

Mid-Cap Value Index Fund

Statement of Operations

Year Ended
December 31, 2007
($000)
Investment Income
Income
Dividends	9,013
Interest[1]	87
Security Lending	102
Total Income	9,202
Expenses
The Vanguard Group—Note B
Investment Advisory Services	33
Management and Administrative
Investor Shares	257
ETF Shares	87
Marketing and Distribution
Investor Shares	38
ETF Shares	39
Custodian Fees	131
Auditing Fees	21
Shareholders’ Reports
Investor Shares	10
ETF Shares	6
Total Expenses	622
Net Investment Income	8,580
Realized Net Gain (Loss)
Investment Securities Sold	(2,552)
Futures Contracts	(109)
Realized Net Gain (Loss)	(2,661)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(40,669)
Futures Contracts	5
Change in Unrealized Appreciation (Depreciation)	(40,664)
Net Increase (Decrease) in Net Assets Resulting from Operations	(34,745)

1 Interest income from an affiliated company of the fund was $84,000.

Mid-Cap Value Index Fund

Statement of Changes in Net Assets

	Year	August 17,
	Ended	2006[1] to
	December 31,	December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,580	622
Realized Net Gain (Loss)	(2,661)	1,844
Change in Unrealized Appreciation (Depreciation)	(40,664)	4,406
Net Increase (Decrease) in Net Assets Resulting from Operations	(34,745)	6,872
Distributions
Net Investment Income
Investor Shares	(3,809)	(347)
ETF Shares	(4,390)	(259)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Total Distributions	(8,199)	(606)
Capital Share Transactions—Note F
Investor Shares	149,699	63,244
ETF Shares	192,161	41,957
Net Increase (Decrease) from Capital Share Transactions	341,860	105,201
Total Increase (Decrease)	298,916	111,467
Net Assets
Beginning of Period	111,467	—
End of Period[2]	410,383	111,467

1	Inception.

2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $397,000 and $16,000.

Mid-Cap Value Index Fund

Financial Highlights

Investor Shares
	Year	Aug. 24,
	Ended	2006[1] to
	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$22.34	$20.00
Investment Operations
Net Investment Income	.427	.14
Net Realized and Unrealized Gain (Loss) on Investments	(1.407)	2.34
Total from Investment Operations	(.980)	2.48
Distributions
Dividends from Net Investment Income	(.410)	(.14)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.410)	(.14)
Net Asset Value, End of Period	$20.95	$22.34

Total Return[2]	–4.37%	12.40%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$195	$65
Ratio of Total Expenses to Average Net Assets	0.24%	0.26%*
Ratio of Net Investment Income to Average Net Assets	2.48%	2.50%*
Portfolio Turnover Rate[3]	46%	16%

1 Inception.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

Mid-Cap Value Index Fund

ETF Shares
	Year	Aug. 17,
	Ended	2006[1] to
	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$56.67	$51.00
Investment Operations
Net Investment Income	1.133	.373
Net Realized and Unrealized Gain (Loss) on Investments	(3.553)	5.661
Total from Investment Operations	(2.420)	6.034
Distributions
Dividends from Net Investment Income	(1.090)	(.364)
Distributions from Realized Capital Gains	—	—
Total Distributions	(1.090)	(.364)
Net Asset Value, End of Period	$53.16	$56.67

Total Return	–4.27%	11.84%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$215	$46
Ratio of Total Expenses to Average Net Assets	0.13%	0.13%*
Ratio of Net Investment Income to Average Net Assets	2.59%	2.63%*
Portfolio Turnover Rate[2]	46%	16%

1 Inception.

2 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*	Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

Mid-Cap Value Index Fund

Notes to Financial Statements

Vanguard Mid-Cap Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

Mid-Cap Value Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2007, the fund had contributed capital of $35,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.03% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial-reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2007, the fund realized $14,597,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2007, the fund had $398,000 of ordinary income available for distribution. The fund had available realized losses of $16,686,000 to offset future net capital gains of $11,000 through December 31, 2014, $390,000 through December 31, 2015, and $16,285,000 through December 31, 2016.

At December 31, 2007, the cost of investment securities for tax purposes was $446,989,000. Net unrealized depreciation of investment securities for tax purposes was $36,882,000, consisting of unrealized gains of $18,956,000 on securities that had risen in value since their purchase and $55,838,000 in unrealized losses on securities that had fallen in value since their purchase.

Mid-Cap Value Index Fund

At December 31, 2007, the aggregate settlement value of open futures contracts expiring in March 2008 and the related unrealized appreciation (depreciation) were:

($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
E-Mini S&P MidCap Index	5	432	5

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the year ended December 31, 2007, the fund purchased $590,820,000 of investment securities and sold $250,082,000 of investment securities other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at December 31, 2007, was $1,115,000, for which the fund received cash collateral of $1,161,000.

F. Capital share transactions for each class of shares were:

	Year Ended		Inception[1] to
	December 31, 2007		December 31, 2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	230,376	9,922	65,602	3,032
Issued in Lieu of Cash Distributions	3,464	167	315	14
Redeemed	(84,141)	(3,692)	(2,673)	(122)
Net Increase (Decrease)—Investor Shares	149,699	6,397	63,244	2,924
ETF Shares
Issued	297,171	5,033	64,453	1,214
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(105,010)	(1,800)	(22,496)	(400)
Net Increase (Decrease)—ETF Shares	192,161	3,233	41,957	814

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2006–2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

1 Inception was August 24, 2006, for Investor Shares and August 17, 2006, for ETF Shares.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Index Fund, Vanguard Mid-Cap Growth Index Fund, and Vanguard Mid-Cap Value Index Fund:

In our opinion, the accompanying statement of net assets—investments summary and statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Extended Market Index Fund, Vanguard Mid-Cap Growth Index Fund, Vanguard Mid-Cap Value Index Fund, and Vanguard Mid-Cap Index Fund (constituting separate portfolios of Vanguard Index Funds, hereafter referred to as the “Funds”) at December 31, 2007, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and broker and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 8, 2008

Special 2007 tax information (unaudited) for Vanguard U.S. Stock Index Funds (Mid-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2007, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Qualified Dividend Income
Index Fund	($000)
Extended Market	136,329
Mid-Cap	249,798
Mid-Cap Growth	1,481
Mid-Cap Value	6,331

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Index Fund	Percentage
Extended Market	76.6%
Mid-Cap	87.3
Mid-Cap Growth	100.0
Mid-Cap Value	75.7

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: U.S. Stock Index Funds (Mid-Capitalization Portfolios)
Periods Ended December 31, 2007
	One	Five	Ten
	Year	Years	Years
Extended Market Index Fund Investor Shares[1]
Returns Before Taxes	4.33%	17.49%	7.58%
Returns After Taxes on Distributions	4.10	17.26	6.39
Returns After Taxes on Distributions and Sale of Fund Shares	3.00	15.39	6.00

	One	Five	Since
	Year	Years	Inception[2]
Mid-Cap Index Fund Investor Shares[1]
Returns Before Taxes	6.02%	17.24%	11.23%
Returns After Taxes on Distributions	5.79	17.02	10.18
Returns After Taxes on Distributions and Sale of Fund Shares	4.15	15.19	9.30

1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2 Inception date for Mid-Cap Index, May 21, 1998.

Average Annual Total Returns: U.S. Stock Index Funds (Mid-Capitalization Portfolios)
Periods Ended December 31, 2007
	One	Since
	Year	Inception[1]
Mid-Cap Growth Index Fund Investor Shares[2]
Returns Before Taxes	17.30%	20.15%
Returns After Taxes on Distributions	17.27	20.08
Returns After Taxes on Distributions and Sale of Fund Shares	11.29	17.20

Mid-Cap Value Index Fund Investor Shares[2]
Returns Before Taxes	–4.37%	5.48%
Returns After Taxes on Distributions	–4.73	5.08
Returns After Taxes on Distributions and Sale of Fund Shares	–2.56	4.57

1 Inception dates are: for Mid-Cap Growth Index Fund and Mid-Cap Value Index Fund, August 24, 2006.

2 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples, for the funds and share classes of funds that have at least six months of operating history, are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on page 83 illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table on the next page are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2007
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
U.S. Stock Index Fund	6/30/2007	12/31/2007	Period[1]
Based on Actual Fund Return
Extended Market
Investor Shares	$1,000.00	$951.80	$1.18
Admiral Shares	1,000.00	952.47	0.44
Signal Shares	1,000.00	952.48	0.44
Institutional Shares	1,000.00	952.57	0.30
ETF Shares	1,000.00	952.44	0.39
Mid-Cap
Investor Shares	$1,000.00	$956.48	$1.04
Admiral Shares	1,000.00	957.00	0.44
Signal Shares	1,000.00	957.17	0.49
Institutional Shares	1,000.00	957.16	0.35
ETF Shares	1,000.00	956.76	0.64
Mid-Cap Growth
Investor Shares	$1,000.00	$1,027.92	$1.18
ETF Shares	1,000.00	1,028.39	0.66
Mid-Cap Value
Investor Shares	$1,000.00	$887.39	$1.09
ETF Shares	1,000.00	888.08	0.62
Based on Hypothetical 5% Yearly Return
Extended Market
Investor Shares	$1,000.00	$1,024.00	$1.22
Admiral Shares	1,000.00	1,024.75	0.46
Signal Shares	1,000.00	1,024.75	0.46
Institutional Shares	1,000.00	1,024.90	0.31
ETF Shares	1,000.00	1,024.80	0.41
Mid-Cap
Investor Shares	$1,000.00	$1,024.15	$1.07
Admiral Shares	1,000.00	1,024.75	0.46
Signal Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.85	0.36
ETF Shares	1,000.00	1,024.55	0.66
Mid-Cap Growth
Investor Shares	$1,000.00	$1,024.05	$1.17
ETF Shares	1,000.00	1,024.55	0.66
Mid-Cap Value
Investor Shares	$1,000.00	$1,024.05	$1.17
ETF Shares	1,000.00	1,024.55	0.66

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: 0.24% for the Extended Market Index Fund Investor Shares, 0.9% for Admiral Shares, 0.09% for Signal Shares, 0.6% for Institutional Shares, and 0.8% for ETF Shares; 0.21% for the Mid-Cap Index Fund Investor Shares, 0.9% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, and 0.13% for ETF Shares; 0.23% for the Mid-Cap Growth Index Fund Investor Shares and 0.13% for the ETF Shares; for the Mid-Cap Value Index Fund Investor Shares 0.23% and 0.13% for the ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group.
Chief Executive Officer
152 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
152 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
152 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005; Trustee of Drexel University and of the
Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
152 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
152 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean, Director of Faculty
152 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) since 2003; Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
152 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
152 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
152 Vanguard Funds Overseen

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
152 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	F. William McNabb, III	Ralph K. Packard
Mortimer J. Buckley	Paul A. Heller	Michael S. Miller	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Signal, ETF, Connect with
Vanguard, and the ship logo are trademarks of
Direct Investor Account Services > 800-662-2739	The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of their
Text Telephone for People	respective owners.
With Hearing Impairment > 800-952-3335
All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

This material may be used in conjunction	You can obtain a free copy of Vanguard’s proxy voting
with the offering of shares of any Vanguard	guidelines by visiting our website, www.vanguard.com,
fund only if preceded or accompanied by	and searching for “proxy voting guidelines,” or by
the fund’s current prospectus.	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
The funds or securities referred to herein are not	fund voted the proxies for securities it owned during
sponsored, endorsed, or promoted by MSCI, and	the 12 months ended June 30. To get the report, visit
MSCI bears no liability with respect to any such funds	either www.vanguard.com or www.sec.gov.
or securities. For any such funds or securities, the
prospectus or the Statement of Additional Information	You can review and copy information about your fund
contains a more detailed description of the limited	at the SEC’s Public Reference Room in Washington, D.C.
relationship MSCI has with The Vanguard Group and	To find out more about this public service, call the SEC
any related funds.	at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q980 022008

Vanguard® Extended Market Index Fund
Schedule of Investments
December 31, 2007

				Market
				Value
			Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (13.2%)
*		MGM Mirage, Inc.	618,021	51,926
*		Las Vegas Sands Corp.	481,753	49,645
*		EchoStar Communications Corp. Class A	984,607	37,139
*		Liberty Global, Inc. Series C	1,010,669	36,980
*		Discovery Holding Co. Class A	1,313,451	33,020
		Wynn Resorts Ltd.	267,208	29,962
*		Liberty Global, Inc. Class A	714,344	27,995
*		Cablevision Systems NY Group Class A	1,080,226	26,466
		BorgWarner, Inc.	542,512	26,263
		American Eagle Outfitters, Inc.	1,011,305	21,005
*		Penn National Gaming, Inc.	349,989	20,842
*	^	Sirius Satellite Radio, Inc.	6,877,685	20,839
*		Priceline.com, Inc.	179,238	20,587
		Royal Caribbean Cruises, Ltd.	483,968	20,540
*		Time Warner Cable, Inc.	736,107	20,317
*	^	CarMax, Inc.	1,024,401	20,232
*		Mohawk Industries, Inc.	259,611	19,315
		Service Corp. International	1,350,661	18,977
*	^	Chipotle Mexican Grill, Inc.	128,485	18,896
		Advance Auto Parts, Inc.	471,652	17,918
		Lamar Advertising Co. Class A	370,795	17,824
*		XM Satellite Radio Holdings, Inc.	1,445,190	17,689
*		O’Reilly Automotive, Inc.	540,463	17,527
		Ross Stores, Inc.	645,502	16,505
		DeVry, Inc.	281,244	14,613
*		Urban Outfitters, Inc.	531,313	14,484
*		Crocs, Inc.	384,335	14,147
		PetSmart, Inc.	601,165	14,145
*		Saks Inc.	674,991	14,013
*		NVR, Inc.	24,205	12,683
*		Bally Technologies Inc.	254,331	12,645
*		Hanesbrands Inc.	451,472	12,266
*		R.H. Donnelley Corp.	335,326	12,233
		Idearc Inc.	690,819	12,131
		Gentex Corp.	676,969	12,030
*		ITT Educational Services, Inc.	141,015	12,024
*		Toll Brothers, Inc.	598,070	11,997
		Sotheby’s	311,830	11,881
		Strayer Education, Inc.	68,417	11,671
*		Dollar Tree Stores, Inc.	429,810	11,141
		Williams-Sonoma, Inc.	425,488	11,020
*		LKQ Corp.	517,122	10,870
*		Dick’s Sporting Goods, Inc.	390,462	10,839
*		Career Education Corp.	429,366	10,794
*		Scientific Games Corp.	306,129	10,179
*		Lear Corp.	363,938	10,067
		Foot Locker, Inc.	727,203	9,934
		Phillips-Van Heusen Corp.	265,702	9,794
*		J. Crew Group, Inc.	203,021	9,788
		Guess ?, Inc.	257,143	9,743
		Brinker International, Inc.	495,821	9,698
		Tupperware Brands Corp.	291,660	9,634
*		Deckers Outdoor Corp.	60,561	9,391

		Tempur-Pedic International Inc.	355,062	9,221
*		Fossil, Inc.	215,743	9,057
		John Wiley & Sons Class A	210,617	9,021
		Boyd Gaming Corp.	264,506	9,012
*		Aeropostale, Inc.	313,031	8,295
		Barnes & Noble, Inc.	238,696	8,223
*		DreamWorks Animation SKG, Inc.	316,177	8,075
*		The Cheesecake Factory Inc.	340,132	8,065
	^	Polaris Industries, Inc.	168,760	8,062
*		Vail Resorts Inc.	149,044	8,020
*	^	Life Time Fitness, Inc.	158,760	7,887
*		Gaylord Entertainment Co.	193,725	7,840
*		Jack in the Box Inc.	296,752	7,647
		Weight Watchers International, Inc.	168,467	7,611
*		Jarden Corp.	321,920	7,601
*		AnnTaylor Stores Corp.	293,591	7,504
*		Chico’s FAS, Inc.	828,888	7,485
*		The Warnaco Group, Inc.	214,512	7,465
		Belo Corp. Class A	414,441	7,228
*		WMS Industries, Inc.	193,712	7,098
		Matthews International Corp.	147,620	6,919
		Men’s Wearhouse, Inc.	250,943	6,770
		Regal Entertainment Group Class A	368,353	6,656
*		Pinnacle Entertainment, Inc.	281,946	6,643
*		Marvel Entertainment, Inc.	245,515	6,558
*		Sonic Corp.	298,037	6,527
*		Getty Images, Inc.	223,489	6,481
*	^	Netflix.com, Inc.	233,982	6,229
	^	Thor Industries, Inc.	163,394	6,211
		Wolverine World Wide, Inc.	252,251	6,185
*		Corinthian Colleges, Inc.	398,227	6,133
		MDC Holdings, Inc.	164,441	6,106
		International Speedway Corp.	147,310	6,066
*	^	Under Armour, Inc.	137,177	5,991
*		Tractor Supply Co.	163,880	5,890
		Regis Corp.	208,373	5,826
		Interactive Data Corp.	174,072	5,746
*		Tenneco Automotive, Inc.	219,320	5,718
*		Gemstar-TV Guide International, Inc.	1,193,325	5,680
		Arbitron Inc.	133,160	5,535
		Callaway Golf Co.	313,107	5,457
		Ryland Group, Inc.	197,892	5,452
*	^	Panera Bread Co.	151,220	5,417
*		Collective Brands, Inc.	308,560	5,366
		American Greetings Corp. Class A	262,253	5,324
*		Carter’s, Inc.	272,496	5,273
*		Iconix Brand Group Inc.	267,691	5,263
		Choice Hotels International, Inc.	158,341	5,257
*		Blue Nile Inc.	75,111	5,112
*		Clear Channel Outdoor Holdings, Inc. Class A	184,812	5,112
*		Live Nation, Inc.	345,506	5,017
		National CineMedia Inc.	197,852	4,988
*		Quiksilver, Inc.	578,960	4,967
		Cooper Tire & Rubber Co.	294,691	4,886
		Aaron Rents, Inc.	253,016	4,868
*		Rent-A-Center, Inc.	326,757	4,745
*		Pacific Sunwear of California, Inc.	330,875	4,669
*		Morningstar, Inc.	59,535	4,629
	^	Pool Corp.	232,978	4,620

*		INVESTools Inc.	256,380	4,548
		Jackson Hewitt Tax Service Inc.	142,774	4,533
		Bob Evans Farms, Inc.	168,266	4,531
*		The Gymboree Corp.	143,130	4,360
*	^	NutriSystem, Inc.	161,459	4,356
*		Scholastic Corp.	123,222	4,299
*		Timberland Co.	237,788	4,299
*		Bright Horizons Family Solutions, Inc.	123,971	4,282
*		TRW Automotive Holdings Corp.	203,888	4,261
		Burger King Holdings Inc.	147,019	4,192
		Stewart Enterprises, Inc. Class A	465,824	4,146
*		Genesco, Inc.	107,691	4,071
		Harte-Hanks, Inc.	235,069	4,067
		Ethan Allen Interiors, Inc.	141,745	4,040
		ArvinMeritor, Inc.	340,260	3,991
		American Axle & Manufacturing Holdings, Inc.	210,974	3,928
*		TiVo Inc.	465,391	3,881
		CBRL Group, Inc.	116,233	3,765
*	^	Zale Corp.	231,790	3,723
*		Coinstar, Inc.	131,644	3,706
*		CEC Entertainment Inc.	138,967	3,608
		CKE Restaurants Inc.	271,299	3,581
*	^	Blockbuster Inc. Class A	914,703	3,567
*		Sally Beauty Co. Inc.	386,766	3,500
*		Champion Enterprises, Inc.	362,856	3,418
		Penske Automotive Group Inc.	192,755	3,365
		Ameristar Casinos, Inc.	120,651	3,323
	^	The McClatchy Co. Class A	263,293	3,296
*		Chipotle Mexican Grill, Inc. Class B	26,200	3,224
		Brown Shoe Co., Inc.	208,734	3,166
*		Pre-Paid Legal Services, Inc.	56,617	3,134
*		Charming Shoppes, Inc.	578,749	3,131
*		JAKKS Pacific, Inc.	132,477	3,128
*		Tween Brands, Inc.	115,396	3,056
	^	Winnebago Industries, Inc.	144,651	3,041
*		Skechers U.S.A., Inc.	153,231	2,990
*		CKX, Inc.	247,637	2,972
		Borders Group, Inc.	277,961	2,960
*		Hibbett Sports Inc.	147,088	2,939
		The Buckle, Inc.	88,139	2,909
		Stage Stores, Inc.	195,841	2,898
		Speedway Motorsports, Inc.	92,820	2,885
		Domino’s Pizza, Inc.	217,429	2,877
*		The Children’s Place Retail Stores, Inc.	110,862	2,875
		Columbia Sportswear Co.	65,097	2,870
*		Aftermarket Technology Corp.	105,005	2,862
*		Papa John’s International, Inc.	125,905	2,858
		Hearst-Argyle Television Inc.	128,753	2,847
*		RC2 Corp.	101,406	2,846
		Sonic Automotive, Inc.	145,998	2,827
*		Texas Roadhouse, Inc.	255,218	2,823
*	^	Cabela’s Inc.	186,172	2,806
*	^	P.F. Chang’s China Bistro, Inc.	121,635	2,778
*		The Dress Barn, Inc.	221,911	2,776
		RCN Corp.	178,045	2,776
		Lee Enterprises, Inc.	189,009	2,769
*	^	Raser Technologies, Inc.	185,387	2,753
*		Entravision Communications Corp.	348,621	2,730
		Churchill Downs, Inc.	50,557	2,729

*		Morgans Hotel Group	140,828	2,715
*		Visteon Corp.	608,946	2,673
*		Valassis Communications, Inc.	228,449	2,671
		Blyth, Inc.	121,449	2,665
		Kimball International, Inc. Class B	190,365	2,608
	^	IHOP Corp.	70,774	2,589
		Modine Manufacturing Co.	156,373	2,582
		Group 1 Automotive, Inc.	107,973	2,564
*	^	Exide Technologies	316,133	2,529
*		Red Robin Gourmet Burgers, Inc.	78,775	2,520
*	^	Jos. A. Bank Clothiers, Inc.	86,111	2,450
		K-Swiss, Inc.	135,212	2,447
*		Peet’s Coffee & Tea Inc.	84,155	2,446
	^	Sealy Corp.	215,086	2,407
		Cato Corp. Class A	153,231	2,400
		Ruby Tuesday, Inc.	243,474	2,374
		Furniture Brands International Inc.	234,356	2,358
*		Drew Industries, Inc.	85,989	2,356
		Movado Group, Inc.	92,807	2,347
		Media General, Inc. Class A	109,829	2,334
		The Pep Boys (Manny, Moe & Jack)	199,941	2,295
*		GSI Commerce, Inc.	117,172	2,285
		Triarc Cos., Inc. Class B	254,518	2,230
		UniFirst Corp.	58,414	2,220
*		Pier 1 Imports Inc.	422,942	2,212
*	^	Charter Communications, Inc.	1,889,259	2,210
*		Hayes Lemmerz International, Inc.	477,554	2,182
*		California Pizza Kitchen, Inc.	139,324	2,169
*	^	Shuffle Master, Inc.	179,298	2,150
		Sauer-Danfoss, Inc.	84,285	2,111
*		Universal Electronics, Inc.	62,984	2,106
*		Steven Madden, Ltd.	104,577	2,092
*		Gaiam, Inc.	69,952	2,076
		Kellwood Co.	124,397	2,070
*		Universal Technical Institute Inc.	121,238	2,061
		Ambassadors Group, Inc.	112,116	2,053
*		Charlotte Russe Holding Inc.	125,806	2,032
*		Zumiez Inc.	83,387	2,031
		Fred’s, Inc.	209,667	2,019
		Christopher & Banks Corp.	171,950	1,969
*		Coldwater Creek Inc.	294,074	1,967
	^	La-Z-Boy Inc.	247,282	1,961
		Oxford Industries, Inc.	74,294	1,915
		Entercom Communications Corp.	139,552	1,910
*	^	LodgeNet Entertainment Corp.	109,491	1,910
*		Denny’s Corp.	508,971	1,909
*		99 Cents Only Stores	238,310	1,897
	^	Landry’s Restaurants, Inc.	96,051	1,892
	^	Talbots Inc.	157,222	1,858
		World Wrestling Entertainment, Inc.	125,698	1,855
*		Fleetwood Enterprises, Inc.	307,795	1,841
		Superior Industries International, Inc.	101,275	1,840
*		Cox Radio, Inc.	146,870	1,784
		Citadel Broadcasting Corp.	860,130	1,772
*		Amerigon Inc.	80,951	1,711
*	^	True Religion Apparel, Inc.	79,135	1,690
*		Volcom, Inc.	73,715	1,624
		Cinemark Holdings Inc.	95,492	1,623
		bebe stores, inc.	126,116	1,622

*		Select Comfort Corp.	228,544	1,602
*		1-800-FLOWERS.COM, Inc.	183,503	1,602
		Journal Communications, Inc.	177,183	1,584
*		Lin TV Corp.	129,666	1,578
*		AFC Enterprises, Inc.	138,333	1,566
*		Jo-Ann Stores, Inc.	118,862	1,555
*		Nexcen Brands, Inc.	320,174	1,550
*	^	Meritage Corp.	106,303	1,549
*		Buffalo Wild Wings Inc.	65,728	1,526
*		Capella Education Co.	23,256	1,522
		Sinclair Broadcast Group, Inc.	182,872	1,501
*		Mediacom Communications Corp.	320,320	1,470
*	^	Avatar Holding, Inc.	35,089	1,467
		Asbury Automotive Group, Inc.	97,268	1,464
		Monro Muffler Brake, Inc.	73,945	1,441
*		Steak n Shake Co.	131,688	1,435
*		Audiovox Corp.	115,098	1,427
*		Midas Inc.	95,681	1,403
		Gray Television, Inc.	174,283	1,398
		Steinway Musical Instruments Inc.	50,402	1,390
		National Presto Industries, Inc.	26,315	1,386
	^	Cherokee Inc.	42,701	1,378
		The Marcus Corp.	86,043	1,329
		Dover Motorsports, Inc.	202,573	1,327
*		A.C. Moore Arts & Crafts, Inc.	96,492	1,327
		CSS Industries, Inc.	36,148	1,327
*	^	Hovnanian Enterprises Inc. Class A	184,786	1,325
	^	Beazer Homes USA, Inc.	176,650	1,312
	^	Spartan Motors, Inc.	168,988	1,291
		Libbey, Inc.	80,728	1,279
*		Hot Topic, Inc.	216,620	1,261
*		Knology, Inc.	98,586	1,260
*		Monarch Casino & Resort, Inc.	51,748	1,246
*	^	MarineMax, Inc.	79,751	1,236
		Monaco Coach Corp.	139,045	1,235
*		Maidenform Brands, Inc.	91,200	1,234
		Warner Music Group Corp.	202,910	1,230
*		Russ Berrie and Co., Inc.	75,118	1,229
	^	Systemax Inc.	60,419	1,228
*		Stamps.com Inc.	100,417	1,223
		Kenneth Cole Productions, Inc.	69,820	1,221
*	^	Martha Stewart Living Omnimedia, Inc.	130,124	1,206
	^	Brookfield Homes Corp.	76,295	1,205
*		DG FastChannel Inc.	46,445	1,191
*		BJ’s Restaurants Inc.	72,985	1,187
		O’Charley’s Inc.	79,089	1,185
		Big 5 Sporting Goods Corp.	81,885	1,181
*		Cumulus Media Inc.	146,675	1,179
*		Isle of Capri Casinos, Inc.	85,226	1,174
*		Restoration Hardware, Inc.	178,030	1,170
*		Riviera Holdings Corp.	37,955	1,169
*		Rentrak Corp.	80,574	1,163
*	^	Crown Media Holdings, Inc.	178,023	1,157
*		Great Wolf Resorts, Inc.	117,042	1,148
*	^	Overstock.com, Inc.	73,911	1,148
*		CSK Auto Corp.	220,982	1,107
*	^	Build-A-Bear-Workshop, Inc.	77,989	1,088
*		hhgregg, Inc.	78,868	1,085
*		4Kids Entertainment Inc.	81,737	1,075

		PRIMEDIA Inc.	126,060	1,072
*		Luby’s, Inc.	102,939	1,046
*	^	iRobot Corp.	57,515	1,040
	^	Standard Pacific Corp.	308,385	1,033
		Lithia Motors, Inc.	74,541	1,023
		FTD Group, Inc.	78,941	1,017
*		PetMed Express, Inc.	81,473	986
*		drugstore.com, Inc.	297,597	982
*	^	Krispy Kreme Doughnuts, Inc.	304,131	961
	^	Marine Products Corp.	137,070	961
*		Famous Dave’s of America, Inc.	70,518	956
*	^	ValueVision Media, Inc.	151,322	952
*		MTR Gaming Group Inc.	140,089	951
		CPI Corp.	40,231	947
		Noble International, Ltd.	57,730	942
*		Dolan Media Co.	31,900	931
*		Bluegreen Corp.	126,458	909
*		Nobel Learning Communities, Inc.	63,095	905
*		Multimedia Games Inc.	105,750	882
*	^	Premier Exhibitions Inc.	80,568	881
*		Fisher Communications, Inc.	23,148	879
*		Hollywood Media Corp.	299,959	870
*		Lodgian, Inc.	77,000	867
*		Leapfrog Enterprises, Inc.	128,491	865
*	^	Smith & Wesson Holding Corp.	140,852	859
*	^	Six Flags, Inc.	421,892	856
*	^	Palm Harbor Homes, Inc.	81,074	855
*		Orbitz Worldwide, Inc.	99,800	848
*		Shutterfly, Inc.	33,000	845
*		PC Mall, Inc.	89,893	837
*		Image Entertainment, Inc.	229,797	836
*		Dorman Products, Inc.	58,318	833
*		The Wet Seal, Inc. Class A	353,293	823
*		Nexstar Broadcasting Group, Inc.	89,889	822
		Nautilus Inc.	168,956	819
		Dover Downs Gaming & Entertainment, Inc.	72,482	815
		Tuesday Morning Corp.	156,852	795
*		RedEnvelope, Inc.	170,213	788
		Building Materials Holding Corp.	140,838	779
*	^	DSW Inc. Class A	41,228	773
*		Perry Ellis International Corp.	50,108	771
*		Cavco Industries, Inc.	22,478	761
*		Sturm, Ruger & Co., Inc.	91,712	759
*		Red Lion Hotels Corp.	76,200	758
*		Casual Male Retail Group, Inc.	145,726	755
	^	Ambassadors International, Inc.	51,134	746
*		Sun-Times Media Group, Inc.	337,349	742
		Stanley Furniture Co., Inc.	61,417	737
*		Trans World Entertainment Corp.	149,807	734
*		Core-Mark Holding Co., Inc.	25,083	720
*		Benihana Inc. Class A	54,980	701
*		Playboy Enterprises, Inc. Class B	76,151	694
*		Emmis Communications, Inc.	179,321	690
*		Audible, Inc.	76,875	686
*		The Princeton Review, Inc.	81,605	680
		Skyline Corp.	23,087	678
*	^	WCI Communities, Inc.	178,047	673
		Escalade, Inc.	72,712	664
*		Hawk Corp. Class A	36,343	655

*	^	E Com Ventures, Inc.	25,835	644
		Books-a-Million Inc.	53,904	643
*	^	Conn’s, Inc.	37,316	638
*	^	Jamba Inc.	172,150	637
		Westwood One, Inc.	319,316	635
		Bassett Furniture Industries, Inc.	67,851	634
*		Harris Interactive Inc.	146,880	626
		Weyco Group, Inc.	22,739	625
*		Interstate Hotels & Resorts, Inc.	155,381	615
*		New York & Co., Inc.	96,371	615
		Strattec Security Corp.	14,793	613
*		Franklin Covey Co.	76,611	608
		Stein Mart, Inc.	128,026	607
		Frisch’s Restaurants, Inc.	25,701	601
		Arctic Cat, Inc.	50,072	598
		M/I Homes, Inc.	56,842	597
		Haverty Furniture Cos., Inc.	66,379	597
*		Century Casinos, Inc.	91,400	589
*		Unifi, Inc.	242,043	586
*		Insignia Systems, Inc.	209,749	585
*		Ruth’s Chris Steak House Inc.	65,396	585
*		Eddie Bauer Holding, Inc.	92,038	584
*		Design Within Reach Inc.	157,844	584
*	^	Syntax-Brillian Corp.	188,677	581
*		Culp, Inc.	82,428	575
*		G-III Apparel Group, Ltd.	38,762	573
		GateHouse Media, Inc.	63,500	558
*		Spanish Broadcasting System, Inc.	300,153	555
*	^	Progressive Gaming International Corp.	219,341	544
*		America’s Car-Mart, Inc.	42,864	538
*		Lenox Group, Inc.	201,607	532
		Shiloh Industries, Inc.	53,686	529
		Traffix, Inc.	86,153	527
*		Lakes Entertainment, Inc.	75,876	526
*		Youbet.com, Inc.	467,035	523
*		Source Interlink Cos., Inc.	180,748	521
*	^	Empire Resorts Inc.	152,536	520
		Finish Line, Inc.	211,859	513
	^	Lifetime Brands, Inc.	39,254	510
*		Shoe Carnival, Inc.	35,991	508
*		Rocky Brands Inc	81,759	501
*		Saga Communications, Inc.	84,722	499
*		Citi Trends Inc.	32,098	496
*		Mothers Work, Inc.	28,220	491
		Coachmen Industries, Inc.	81,448	485
*		Joe’s Jeans, Inc.	389,951	484
		Syms Corp.	31,990	483
*	^	Trump Entertainment Resorts, Inc.	111,347	479
*		Cache, Inc.	50,841	475
*		Retail Ventures, Inc.	90,164	459
		Hooker Furniture Corp.	22,643	455
*	^	Cost Plus, Inc.	102,258	444
*		McCormick & Schmick’s Seafood Restaurants, Inc.	36,973	441
		Collectors Universe, Inc.	35,293	436
*		Hartmarx Corp.	127,709	435
*		DXP Enterprises Inc	9,280	433
*		West Marine, Inc.	48,185	433
*		Rubio’s Restaurants, Inc.	51,526	425
		Beasley Broadcast Group, Inc.	79,767	415

*	^	Big Dog Holdings, Inc.	28,663	412
*		Triple Crown Media, Inc.	85,266	403
*		Stoneridge, Inc.	50,116	403
*	^	Cosi, Inc.	179,081	401
		Triarc Cos., Inc. Class A	45,566	398
		Craftmade International, Inc.	48,178	397
*	^	Forward Industries, Inc.	168,288	397
		Bon-Ton Stores, Inc.	41,606	395
		Liberty Homes, Inc. Class A	83,500	395
	^	Charles & Colvard Ltd.	179,086	394
		ARK Restaurants Corp.	10,403	383
		Nobility Homes, Inc.	20,807	380
*		Outdoor Channel Holdings Inc.	54,565	376
		Flexsteel Industries, Inc.	30,207	362
*	^	InfoSonics Corp.	251,767	360
		Salem Communications Corp.	54,562	360
*	^	WorldSpace, Inc. Class A	211,293	355
*		Radio One, Inc. Class D	147,500	350
*		Benihana Inc.	27,540	348
*		Franklin Electronic Publishers, Inc.	109,761	346
		Celebrate Express, Inc.	43,378	344
		Levitt Corp. Class A	154,883	341
*		Gaming Partners International	47,997	337
*		Town Sports International Holdings, Inc.	35,078	335
*		Regent Communications, Inc.	211,768	326
*	^	Rockford Corp.	168,328	325
		J. Alexander’s Corp.	30,900	324
*		Silverleaf Resorts, Inc.	76,000	315
*		Directed Electronics Inc.	189,395	314
	^	Journal Register Co.	174,198	307
*		Meade Instruments Corp.	239,655	297
		Carmike Cinemas, Inc.	40,752	296
*		REX Stores Corp.	18,708	295
*	^	Quantum Fuel Systems Technologies Worldwide, Inc.	605,940	291
		Delta Apparel, Inc.	40,646	291
	^	Handleman Co.	166,362	284
*		Carriage Services, Inc.	32,285	284
		Standard Motor Products, Inc.	34,204	279
*		Carrols Restaurant Group Inc.	29,072	278
*	^	Sharper Image Corp.	98,051	275
*		Tandy Leather Factory, Inc.	81,505	265
*		Radio One, Inc.	112,893	263
*		E. Gottschalk & Co., Inc.	75,991	255
*		Young Broadcasting Inc.	232,572	244
*		Proliance International Inc.	133,084	240
*		Pomeroy IT Solutions, Inc.	34,508	239
*	^	Navarre Corp.	111,907	233
*	^	Nitches Inc.	136,011	227
*		Alloy, Inc.	22,775	215
*		Duckwall-ALCO Stores, Inc.	6,717	214
*		CoActive Marketing Group, Inc.	73,899	211
*		Playboy Enterprises, Inc. Class A	22,850	209
*		Fairchild Corp.	77,735	202
*		Wilsons The Leather Experts Inc.	201,174	189
*		The Dixie Group, Inc.	22,460	186
*		Bluefly, Inc.	248,635	184
*	^	WPT Enterprises Inc.	105,704	181
	^	Orleans Homebuilders, Inc.	50,004	179
*		NTN Communications, Inc.	273,189	164

		Johnson Outdoors Inc.	7,174	158
*		Lincoln Educational Services	10,635	157
*		Bakers Footwear Group Inc.	67,036	154
*	^	Heelys Inc.	21,401	149
*		Ashworth, Inc.	50,656	144
*		California Coastal Communities, Inc.	24,348	143
*		Morton’s Restaurant Group Inc.	15,060	140
*		Emerson Radio Corp.	99,656	130
*	^	Home Solutions of America	126,529	127
*	^	Amerityre Corp.	87,878	125
		Aldila, Inc.	7,462	122
*		Mestek, Inc.	8,354	122
*		Hallwood Group Inc.	1,600	122
*	^	Gander Mountain Co.	21,005	104
*		Concord Camera Corp.	31,684	100
*	^	Caribou Coffee Co.	24,546	98
		Acme Communications, Inc.	33,569	92
*		Buca, Inc.	100,544	90
*		Golfsmith International Holdings, Inc.	22,800	88
		ILX Resorts Inc.	18,700	67
*		Shoe Pavilion, Inc.	61,918	66
*		SPEEDUS Corp.	38,240	65
		McRae Industries, Inc.	3,280	56
*		Diedrich Coffee, Inc.	13,950	49
*		Kirkland’s, Inc.	44,927	44
*		Cavalier Homes, Inc.	21,100	41
		Aaron Rents, Inc. Class A	2,025	35
*	^	Comstock Homebuilding Cos., Inc.	52,058	34
*		Max & Erma’s Restaurant, Inc.	11,405	23
*	^	Tarragon Corp.	11,944	18
*		Finlay Enterprises, Inc.	8,246	17
*		EVCI Career Colleges Holding Corp.	32,784	9
*		SPAR Group, Inc.	6,650	5
*	^	Dominion Homes, Inc.	9,568	4
*		Singing Machine Co., Inc.	6,000	2
*		ACT Teleconferencing, Inc.	149,516	1
*		Fedders Corp.	59,507	—
*		Quaker Fabric Corp.	134	—
*	^	Gadzooks, Inc.	92,160	—
				1,833,113
Consumer Staples (3.0%)
		Bunge Ltd.	565,602	65,842
*		Energizer Holdings, Inc.	267,273	29,969
		Church & Dwight, Inc.	310,564	16,792
*		Smithfield Foods, Inc.	549,563	15,893
		J.M. Smucker Co.	270,671	13,923
		Hormel Foods Corp.	340,819	13,796
		Corn Products International, Inc.	350,517	12,882
*		Hansen Natural Corp.	279,434	12,376
*	^	Rite Aid Corp.	3,718,516	10,375
*		BJ’s Wholesale Club, Inc.	306,478	10,368
		Alberto-Culver Co.	396,233	9,724
		PepsiAmericas, Inc.	279,586	9,316
		Del Monte Foods Co.	954,818	9,033
		Flowers Foods, Inc.	366,040	8,569
*		Ralcorp Holdings, Inc.	122,377	7,439
*		NBTY, Inc.	266,775	7,310
		Casey’s General Stores, Inc.	239,559	7,093
		Longs Drug Stores, Inc.	149,325	7,018

*		Chattem, Inc.	90,288	6,820
		Universal Corp. (VA)	129,116	6,613
*		United Natural Foods, Inc.	202,248	6,415
		Ruddick Corp.	174,290	6,043
*		Hain Celestial Group, Inc.	187,117	5,988
		Pilgrim’s Pride Corp.	191,840	5,554
*		Performance Food Group Co.	167,153	4,491
*		Darling International, Inc.	383,374	4,432
		Lancaster Colony Corp.	103,944	4,127
		Nu Skin Enterprises, Inc.	238,383	3,917
		The Andersons, Inc.	84,387	3,781
		Vector Group Ltd.	185,169	3,714
*		Chiquita Brands International, Inc.	201,476	3,705
		Tootsie Roll Industries, Inc.	128,938	3,535
*		The Great Atlantic & Pacific Tea Co., Inc.	110,783	3,471
*		TreeHouse Foods Inc.	147,015	3,380
*	^	Green Mountain Coffee Roasters, Inc.	80,225	3,265
		WD-40 Co.	83,014	3,152
		Lance, Inc.	146,074	2,983
*		The Pantry, Inc.	108,376	2,832
*		Winn-Dixie Stores, Inc.	162,568	2,743
		J & J Snack Foods Corp.	84,263	2,636
		Seaboard Corp.	1,790	2,631
		Sanderson Farms, Inc.	76,807	2,595
		Weis Markets, Inc.	64,080	2,559
		Nash-Finch Co.	68,930	2,432
*		Elizabeth Arden, Inc.	118,783	2,417
		PriceSmart, Inc.	75,119	2,258
*	^	Bare Escentuals, Inc.	92,209	2,236
		Spartan Stores, Inc.	95,466	2,181
*		Central Garden & Pet Co. Class A	376,650	2,019
*	^	USANA Health Sciences, Inc.	54,318	2,014
*		Boston Beer Co., Inc. Class A	51,941	1,956
*		Alliance One International, Inc.	419,604	1,708
	^	Cal-Maine Foods, Inc.	59,005	1,565
*		Prestige Brands Holdings Inc.	200,527	1,500
		Reddy Ice Holdings, Inc.	53,600	1,357
		Ingles Markets, Inc.	52,584	1,335
		Farmer Brothers, Inc.	56,440	1,298
		Coca-Cola Bottling Co.	20,892	1,230
		B&G Foods Inc.	114,271	1,167
*	^	Spectrum Brands Inc.	208,898	1,113
*		Smart Balance Inc.	92,200	1,008
*		Revlon, Inc. Class A	848,894	1,002
		Diamond Foods, Inc.	45,723	980
*	^	Lifeway Foods, Inc.	78,679	931
		National Beverage Corp.	112,962	908
		Arden Group Inc. Class A	5,577	863
*		Susser Holdings Corp.	40,850	837
		Alico, Inc.	20,636	753
*		Monterey Pasta Co.	233,056	746
		Inter Parfums, Inc.	40,883	735
	^	Imperial Sugar Co.	36,009	676
*	^	Jones Soda Co.	89,499	666
*		Natural Alternatives International, Inc.	75,537	652
		United Guardian, Inc.	59,554	620
		MGP Ingredients, Inc.	59,959	565
*		Omega Protein Corp.	59,246	550
		Rocky Mountain Chocolate Factory, Inc.	33,288	529

		Calavo Growers, Inc.	27,974	528
*	^	Maui Land & Pineapple Co., Inc.	17,377	506
*		John B. Sanfilippo & Son, Inc.	50,924	429
*		Cusine Solutions, Inc.	86,940	374
	^	Mannatech, Inc.	49,720	314
*	^	Medifast, Inc.	58,109	282
	^	Reliv International, Inc.	34,064	279
*		Physicians Formula Holdings, Inc.	20,405	242
		Schiff Nutrition International, Inc.	39,107	224
*		Parlux Fragrances, Inc.	43,770	179
*		Star Scientific, Inc.	201,133	160
*		Integrated Biopharma, Inc.	56,085	146
*		Zapata Corp.	18,072	132
		Village Super Market Inc. Class A	2,589	132
*		IGI, Inc.	68,600	99
*		Vermont Pure Holdings, Ltd.	600	1
				415,934
Energy (8.4%)
*		Ultra Petroleum Corp.	712,577	50,949
*		Cameron International Corp.	1,018,798	49,035
		Diamond Offshore Drilling, Inc.	318,088	45,168
*		Southwestern Energy Co.	796,900	44,403
*		FMC Technologies Inc.	607,142	34,425
*		Denbury Resources, Inc.	1,142,720	33,996
*		Grant Prideco, Inc.	600,498	33,334
*		Newfield Exploration Co.	609,809	32,137
		Arch Coal, Inc.	673,692	30,269
*		Plains Exploration & Production Co.	531,056	28,677
		Pioneer Natural Resources Co.	568,054	27,744
*		Pride International, Inc.	784,990	26,611
*		Exterran Holdings, Inc.	309,817	25,343
*		Forest Oil Corp.	414,448	21,071
		Frontier Oil Corp.	504,619	20,477
		Helmerich & Payne, Inc.	486,204	19,482
		Cabot Oil & Gas Corp.	455,847	18,403
*		Helix Energy Solutions Group, Inc.	429,958	17,843
*		Oceaneering International, Inc.	256,706	17,289
		Cimarex Energy Co.	391,740	16,661
*		Dresser Rand Group, Inc.	404,066	15,779
		Tidewater Inc.	262,607	14,407
		Patterson-UTI Energy, Inc.	737,592	14,398
*		Quicksilver Resources, Inc.	240,682	14,342
*		Petrohawk Energy Corp.	799,114	13,833
		Massey Energy Co.	382,125	13,661
*		Superior Energy Services, Inc.	384,146	13,222
*		Atwood Oceanics, Inc.	130,162	13,047
*		Whiting Petroleum Corp.	200,147	11,540
		St. Mary Land & Exploration Co.	298,697	11,533
		Foundation Coal Holdings, Inc.	213,885	11,229
		Holly Corp.	204,680	10,416
*		Unit Corp.	219,230	10,139
*		Alpha Natural Resources, Inc.	309,123	10,040
*		SEACOR Holdings Inc.	108,231	10,037
		Overseas Shipholding Group Inc.	134,176	9,987
*		Mariner Energy Inc.	411,100	9,406
*		Global Industries Ltd.	438,112	9,384
		Berry Petroleum Class A	208,022	9,247
*		Hercules Offshore, Inc.	355,802	8,461
*		Encore Acquisition Co.	251,385	8,389

*		W-H Energy Services, Inc.	144,354	8,114
*		Oil States International, Inc.	233,803	7,977
		Penn Virginia Corp.	178,734	7,798
*		Key Energy Services, Inc.	510,077	7,340
	^	Crosstex Energy, Inc.	193,059	7,190
*		Comstock Resources, Inc.	209,507	7,123
*		Dril-Quip, Inc.	127,593	7,102
		Atlas America, Inc.	114,431	6,772
*		Bill Barrett Corp.	157,637	6,600
*	^	Cheniere Energy, Inc.	201,368	6,573
*		Bristow Group, Inc.	111,993	6,344
*		Carrizo Oil & Gas, Inc.	114,620	6,275
*		Swift Energy Co.	142,108	6,268
*		Stone Energy Corp.	132,194	6,201
*		ATP Oil & Gas Corp.	120,845	6,107
*		ION Geophysical Corp.	384,938	6,074
*		Arena Resources, Inc.	144,308	6,019
*		EXCO Resources, Inc.	384,645	5,954
*	^	Delta Petroleum Corp.	313,679	5,913
*		TETRA Technologies, Inc.	343,592	5,350
*		Patriot Coal Corp.	126,995	5,301
*		Gulfmark Offshore, Inc.	108,157	5,061
*		Hornbeck Offshore Services, Inc.	108,985	4,899
*		Rosetta Resources, Inc.	240,805	4,775
*		Grey Wolf, Inc.	875,431	4,666
*		NATCO Group Inc.	85,790	4,646
*	^	USEC Inc.	510,055	4,590
*		CNX Gas Corp.	135,069	4,315
*		Petroleum Development Corp.	70,628	4,176
*		Complete Production Services, Inc.	226,736	4,074
		Lufkin Industries, Inc.	70,519	4,040
*		Parker Drilling Co.	528,938	3,993
		World Fuel Services Corp.	135,213	3,925
		W&T Offshore, Inc.	130,310	3,904
*	^	Warren Resources Inc.	274,246	3,875
	^	General Maritime Corp.	155,305	3,797
*		Continental Resources, Inc.	142,495	3,723
		CARBO Ceramics Inc.	95,797	3,564
*	^	VeraSun Energy Corp.	213,046	3,255
*		Parallel Petroleum Corp.	183,863	3,241
*	^	International Coal Group, Inc.	599,600	3,214
*		Contango Oil & Gas Co.	61,793	3,145
		Western Refining, Inc.	128,997	3,123
*	^	Uranium Resources Inc.	246,548	3,077
*		PetroQuest Energy, Inc.	199,060	2,847
*		Pioneer Drilling Co.	237,827	2,825
*		Matrix Service Co.	125,973	2,749
*		Newpark Resources, Inc.	494,081	2,693
*	^	BPZ Energy, Inc.	234,637	2,623
*		Bois d’Arc Energy, Inc.	130,199	2,584
*		Dawson Geophysical Co.	36,052	2,576
*		Trico Marine Services, Inc.	66,290	2,454
*		Harvest Natural Resources, Inc.	188,910	2,361
	^	RPC Inc.	193,120	2,261
		MarkWest Hydrocarbon, Inc.	33,707	2,112
*		McMoRan Exploration Co.	160,663	2,103
*		Energy Partners, Ltd.	168,913	1,995
*	^	GMX Resources Inc.	60,284	1,946
*		Allis-Chalmers Energy Inc.	127,441	1,880

*		CVR Energy, Inc.	73,800	1,841
*	^	TXCO Resources Inc.	150,318	1,813
*		Cal Dive International, Inc.	134,471	1,780
*		Basic Energy Services Inc.	80,833	1,774
		Gulf Island Fabrication, Inc.	55,850	1,771
*		OYO Geospace Corp.	22,729	1,713
*		Concho Resources, Inc.	75,300	1,552
*	^	SulphCo, Inc.	292,387	1,526
*	^	Nova Biosource Fuels, Inc.	526,090	1,526
*	^	Rentech, Inc.	840,826	1,522
*	^	Bolt Technology Corp.	38,700	1,470
*		Vaalco Energy, Inc.	311,538	1,449
*	^	Verenium Corp.	288,119	1,438
*		Superior Well Services, Inc.	66,915	1,420
*	^	American Oil & Gas Inc.	243,032	1,410
*	^	James River Coal Co.	125,960	1,408
*		Gulfport Energy Corp.	76,730	1,401
*	^	Pacific Ethanol, Inc.	170,324	1,398
*	^	FX Energy, Inc.	242,951	1,380
*		Mitcham Industries, Inc.	66,658	1,370
*	^	Goodrich Petroleum Corp.	58,858	1,331
*	^	Tri-Valley Corp.	178,736	1,323
*	^	Transmeridian Exploration Inc.	659,506	1,312
*		Bronco Drilling Co., Inc.	85,200	1,265
*	^	ENGlobal Corp.	110,031	1,250
*	^	Gasco Energy Inc.	625,155	1,238
*		Abraxas Petroleum Corp.	319,839	1,235
*		T-3 Energy Services, Inc.	25,679	1,207
		Alon USA Energy, Inc.	43,840	1,192
*		Brigham Exploration Co.	148,635	1,118
*	^	Aventine Renewable Energy Holdings, Inc.	87,237	1,113
*		Quest Resource Corp.	154,249	1,106
*		PHI Inc.	34,825	1,100
*		Clayton Williams Energy, Inc.	35,180	1,096
*		Callon Petroleum Co.	63,273	1,041
*		Natural Gas Services Group	50,000	980
*		Union Drilling, Inc.	60,767	958
*		Aurora Oil & Gas Corp.	606,300	940
*		Cano Petroleum Inc.	131,500	906
*	^	Ngas Resources Inc.	147,032	828
*	^	Evergreen Energy, Inc.	366,852	818
*		US BioEnergy Corp.	69,686	816
*		Double Eagle Petroleum Co.	49,614	782
*		Veneco Inc.	38,582	769
*	^	Edge Petroleum Corp.	125,689	745
*		Westmoreland Coal Co.	52,254	726
		Panhandle Royalty Co.	27,200	697
*		Endeavor International Corp.	498,901	669
*		Credo Pete Corp.	62,581	621
		Kayne Anderson Energy Development Co.	26,000	596
*		Syntroleum Corp.	704,591	592
*		Penn Octane Corp.	242,076	569
*		OMNI Energy Services Corp.	116,521	569
*	^	Superior Offshore International Inc.	89,800	451
*	^	Toreador Resources Corp.	62,248	435
*	^	Hyperdynamics Corp.	277,994	425
*		The Meridian Resource Corp.	223,074	404
*		Geokinetics Inc.	19,900	387
*		PHI Inc. Non-Voting Shares	12,172	378

*		Harken Energy Corp.	46,332	373
		Royale Energy, Inc.	134,643	314
*		Geomet, Inc.	60,168	313
*	^	Dune Energy, Inc.	143,400	294
*		Clean Energy Fuels Corp.	15,912	241
*	^	RAM Energy Resources, Inc.	33,581	169
*		Infinity, Inc.	214,609	142
		Barnwell Industries, Inc.	11,466	142
*		Green Plains Renewable Energy, Inc.	9,000	120
*		Tengasco, Inc.	35,590	18
				1,168,372
Financials (17.6%)
		Nymex Holdings Inc.	434,745	58,086
		HCP, Inc. REIT	1,010,240	35,136
		Everest Re Group, Ltd.	295,942	29,713
		Ventas, Inc. REIT	627,794	28,408
		AMB Property Corp. REIT	470,086	27,058
		New York Community Bancorp, Inc.	1,511,707	26,576
		Eaton Vance Corp.	581,784	26,419
*		Nasdaq Stock Market Inc.	532,048	26,331
		SL Green Realty Corp. REIT	280,256	26,193
		People’s United Financial Inc.	1,416,405	25,212
		The Macerich Co. REIT	338,426	24,049
*		Markel Corp.	46,886	23,026
		W.R. Berkley Corp.	752,874	22,443
		Federal Realty Investment Trust REIT	265,562	21,816
*		TD Ameritrade Holding Corp.	1,068,221	21,429
		White Mountains Insurance Group Inc.	41,435	21,300
		Regency Centers Corp. REIT	327,028	21,090
		BlackRock, Inc.	92,931	20,147
		SEI Investments Co.	599,160	19,275
		Health Care Inc. REIT	396,609	17,724
		Duke Realty Corp. REIT	678,171	17,687
		Rayonier Inc. REIT	366,178	17,298
		Old Republic International Corp.	1,089,537	16,790
*	^	Affiliated Managers Group, Inc.	139,410	16,375
		iStar Financial Inc. REIT	627,456	16,345
		Associated Banc-Corp.	598,097	16,202
	^	Allied Capital Corp.	726,216	15,614
		HCC Insurance Holdings, Inc.	532,192	15,263
		Commerce Bancshares, Inc.	339,261	15,219
		Fidelity National Financial, Inc. Class A	1,040,372	15,200
		Alexandria Real Estate Equities, Inc. REIT	148,825	15,131
		Forest City Enterprise Class A	338,226	15,031
		First American Corp.	428,391	14,617
		Raymond James Financial, Inc.	444,529	14,518
		Waddell & Reed Financial, Inc.	394,488	14,237
		Hospitality Properties Trust REIT	441,783	14,234
		Cullen/Frost Bankers, Inc.	278,357	14,102
	^	Popular, Inc.	1,316,135	13,951
		Protective Life Corp.	330,383	13,552
		Nationwide Health Properties, Inc. REIT	430,164	13,507
		Realty Income Corp. REIT	475,805	12,856
		Camden Property Trust REIT	264,124	12,718
		UDR, Inc. REIT	634,661	12,598
		Brown & Brown, Inc.	535,066	12,574
		Jones Lang LaSalle Inc.	176,186	12,537
	^	The St. Joe Co.	350,521	12,447
		Liberty Property Trust REIT	429,529	12,375

	Taubman Co. REIT	248,945	12,246
	Jefferies Group, Inc.	527,248	12,153
	Bank of Hawaii Corp.	233,187	11,925
	Unitrin, Inc.	246,784	11,843
	StanCorp Financial Group, Inc.	233,233	11,750
	Digital Realty Trust, Inc. REIT	302,914	11,623
	Essex Property Trust, Inc. REIT	118,451	11,548
	City National Corp.	192,780	11,480
	Weingarten Realty Investors REIT	362,288	11,390
	Wilmington Trust Corp.	320,292	11,274
	Nationwide Financial Services, Inc.	249,588	11,234
	The Hanover Insurance Group Inc.	244,327	11,190
*	Conseco, Inc.	888,461	11,159
	UnionBanCal Corp.	228,140	11,158
	Erie Indemnity Co. Class A	214,796	11,146
	Mack-Cali Realty Corp. REIT	319,642	10,868
	Arthur J. Gallagher & Co.	448,585	10,851
	Valley National Bancorp	564,427	10,758
*	Philadelphia Consolidated Holding Corp.	272,593	10,727
	Douglas Emmett, Inc. REIT	465,344	10,521
	American Financial Group, Inc.	353,863	10,220
*	Investment Technology Group, Inc.	209,241	9,958
	Colonial BancGroup, Inc.	725,764	9,827
	BRE Properties Inc. Class A REIT	239,253	9,697
*	Alleghany Corp.	23,957	9,631
	Apollo Investment Corp.	551,617	9,405
	Transatlantic Holdings, Inc.	127,737	9,283
	TCF Financial Corp.	514,101	9,218
	Fulton Financial Corp.	815,792	9,153
	Senior Housing Properties Trust REIT	401,367	9,103
	Astoria Financial Corp.	387,483	9,017
	Washington Federal Inc.	411,391	8,684
*	ProAssurance Corp.	157,211	8,634
	Kilroy Realty Corp. REIT	153,962	8,462
	Mercury General Corp.	167,739	8,355
	Chittenden Corp.	233,879	8,331
	Whitney Holdings Corp.	317,983	8,315
	Webster Financial Corp.	257,574	8,235
	National Financial Partners Corp.	179,935	8,207
*	SVB Financial Group	162,113	8,170
	Potlatch Corp. REIT	183,789	8,168
	HRPT Properties Trust REIT	1,054,903	8,154
	BancorpSouth, Inc.	337,484	7,968
	Highwood Properties, Inc. REIT	269,289	7,912
	National Retail Properties REIT	335,633	7,847
	Zenith National Insurance Corp.	174,632	7,811
	Commerce Group, Inc.	214,138	7,705
	FirstMerit Corp.	379,529	7,594
	Susquehanna Bancshares, Inc.	403,586	7,442
	First Industrial Realty Trust REIT	214,082	7,407
	CBL & Associates Properties, Inc. REIT	309,157	7,392
	Reinsurance Group of America, Inc.	140,786	7,388
	DCT Industrial Trust Inc. REIT	792,707	7,380
	Brandywine Realty Trust REIT	409,308	7,339
	Delphi Financial Group, Inc.	207,222	7,311
*	GFI Group Inc.	76,282	7,302
	Post Properties, Inc. REIT	206,060	7,237
	East West Bancorp, Inc.	295,877	7,169
	BioMed Realty Trust, Inc. REIT	308,618	7,151

		First Midwest Bancorp, Inc.	233,477	7,144
		Home Properties, Inc. REIT	158,492	7,108
		Hilb, Rogal and Hamilton Co.	173,749	7,049
		optionsXpress Holdings Inc.	207,601	7,021
		Corporate Office Properties Trust, Inc. REIT	222,438	7,007
		UCBH Holdings, Inc.	489,278	6,928
*	^	AmeriCredit Corp.	540,567	6,914
		Washington REIT	219,854	6,906
*		Knight Capital Group, Inc. Class A	471,178	6,785
		DiamondRock Hospitality Co. REIT	446,178	6,684
		UMB Financial Corp.	169,696	6,510
		The Phoenix Cos., Inc.	538,391	6,391
	^	Westamerica Bancorporation	140,477	6,258
	^	Cathay General Bancorp	235,746	6,245
		Entertainment Properties Trust REIT	132,178	6,212
*		Interactive Brokers Group, Inc.	191,432	6,187
		Alabama National BanCorporation	79,286	6,169
		NewAlliance Bancshares, Inc.	530,339	6,109
		LaSalle Hotel Properties REIT	189,129	6,033
*		TFS Financial Corp.	502,884	6,004
		First Niagara Financial Group, Inc.	497,493	5,990
		Trustmark Corp.	232,447	5,895
	^	Greenhill & Co., Inc.	88,573	5,888
		Strategic Hotels and Resorts, Inc. REIT	350,846	5,870
		Healthcare Realty Trust Inc. REIT	229,613	5,830
		Selective Insurance Group	253,560	5,829
		Tanger Factory Outlet Centers, Inc. REIT	147,746	5,571
		Maguire Properties, Inc. REIT	187,592	5,528
	^	Thornburg Mortgage, Inc. REIT	590,303	5,454
		The South Financial Group, Inc.	347,897	5,438
		Pennsylvania REIT	183,061	5,433
		BOK Financial Corp.	105,027	5,430
		R.L.I. Corp.	93,319	5,300
		Prosperity Bancshares, Inc.	179,884	5,287
		Equity Lifestyle Properties, Inc. REIT	114,713	5,239
		MB Financial, Inc.	168,102	5,183
		Citizens Banking Corp.	356,487	5,173
		First Community Bancorp	125,118	5,160
		Sunstone Hotel Investors, Inc. REIT	282,048	5,159
		Omega Healthcare Investors, Inc. REIT	321,241	5,156
		Mid-America Apartment Communities, Inc. REIT	120,510	5,152
		Odyssey Re Holdings Corp.	139,857	5,134
*		FCStone Group, Inc.	111,182	5,118
		The PMI Group Inc.	383,524	5,093
		United Bankshares, Inc.	181,260	5,079
		International Bancshares Corp.	240,905	5,045
		Ares Capital Corp.	343,223	5,021
		Colonial Properties Trust REIT	221,297	5,008
		American Financial Realty Trust REIT	613,958	4,924
		First Charter Corp.	163,357	4,878
		CNA Financial Corp.	141,175	4,760
		Boston Private Financial Holdings, Inc.	175,502	4,753
		Glacier Bancorp, Inc.	252,170	4,726
*		Signature Bank	139,886	4,721
		EastGroup Properties, Inc. REIT	112,357	4,702
		Old National Bancorp	312,814	4,680
		FelCor Lodging Trust, Inc. REIT	293,981	4,583
		Cash America International Inc.	139,684	4,512
		Pacific Capital Bancorp	222,026	4,469

		Hancock Holding Co.	116,627	4,455
	^	The First Marblehead Corp.	290,855	4,450
		Umpqua Holdings Corp.	288,885	4,431
	^	Radian Group, Inc.	379,045	4,427
		Lexington Realty Trust REIT	301,942	4,390
		Extra Space Storage Inc. REIT	305,616	4,367
		F.N.B. Corp.	285,357	4,195
	^	Franklin Street Properties Corp. REIT	279,785	4,141
*		Navigators Group, Inc.	63,052	4,098
		Employers Holdings, Inc.	244,397	4,084
		Sovran Self Storage, Inc. REIT	101,646	4,076
		Sterling Financial Corp.	241,528	4,055
		Equity One, Inc. REIT	175,450	4,041
		PS Business Parks, Inc. REIT	75,668	3,976
		Acadia Realty Trust REIT	152,627	3,909
		Inland Real Estate Corp. REIT	275,924	3,907
	^	Cousins Properties, Inc. REIT	176,270	3,896
*		Forestar Real Estate Group, Inc.	164,900	3,890
		Provident Financial Services Inc.	268,133	3,866
		Horace Mann Educators Corp.	204,068	3,865
		Sterling Bancshares, Inc.	345,092	3,851
*		Piper Jaffray Cos., Inc.	82,911	3,840
		Wintrust Financial Corp.	114,084	3,780
*		Stifel Financial Corp.	70,915	3,728
		First Financial Bankshares, Inc.	98,694	3,716
		First Citizens BancShares Class A	25,162	3,670
		Midland Co.	56,583	3,660
	^	Frontier Financial Corp.	195,898	3,638
		Ashford Hospitality Trust REIT	499,630	3,592
		NBT Bancorp, Inc.	157,050	3,584
*		KBW Inc.	140,042	3,584
	^	TrustCo Bank NY	355,731	3,529
	^	National Penn Bancshares Inc.	232,274	3,517
		MCG Capital Corp.	299,687	3,473
*		Alexander’s, Inc. REIT	9,731	3,437
		American Campus Communities, Inc. REIT	127,544	3,425
		Alfa Corp.	157,619	3,416
*		Investors Bancorp, Inc.	238,641	3,374
		Capitol Federal Financial	106,765	3,310
		CVB Financial Corp.	318,665	3,295
	^	Park National Corp.	50,585	3,263
		Northwest Bancorp, Inc.	122,405	3,252
		Provident Bankshares Corp.	152,034	3,252
		First Commonwealth Financial Corp.	302,931	3,226
		Tower Group, Inc.	95,709	3,197
		Calamos Asset Management, Inc.	106,617	3,175
		National Health Investors REIT	110,795	3,091
		Harleysville Group, Inc.	86,827	3,072
	^	United Community Banks, Inc.	193,511	3,057
		United Fire & Casualty Co.	104,852	3,050
		FBL Financial Group, Inc. Class A	85,359	2,947
		Bank Mutual Corp.	271,887	2,874
	^	Downey Financial Corp.	92,368	2,874
		Brookline Bancorp, Inc.	282,550	2,871
	^	PrivateBancorp, Inc.	87,714	2,864
	^	Portfolio Recovery Associates, Inc.	71,388	2,832
		Safety Insurance Group, Inc.	76,626	2,806
		Community Bank System, Inc.	140,625	2,794
		Infinity Property & Casualty Corp.	77,317	2,793

		Parkway Properties Inc. REIT	75,521	2,793
		Sterling Financial Corp. (PA)	169,713	2,787
*	^	Tejon Ranch Co.	67,668	2,764
	^	Provident New York Bancorp, Inc.	213,332	2,756
	^	LandAmerica Financial Group, Inc.	81,968	2,742
		WesBanco, Inc.	132,816	2,736
		OneBeacon Insurance Group Ltd.	127,174	2,734
		Saul Centers, Inc. REIT	51,174	2,734
		Chemical Financial Corp.	114,279	2,719
*		Texas Capital Bancshares, Inc.	148,905	2,718
		Financial Federal Corp.	121,162	2,701
		City Holding Co.	79,240	2,681
		First Indiana Corp.	83,731	2,679
		S & T Bancorp, Inc.	96,852	2,677
		Central Pacific Financial Co.	144,519	2,668
		First BanCorp Puerto Rico	362,202	2,640
*		Guaranty Financial Group, Inc.	164,900	2,638
*		PICO Holdings, Inc.	78,205	2,629
		Friedman, Billings, Ramsey Group, Inc. REIT	835,770	2,624
		Amcore Financial, Inc.	115,395	2,619
		DuPont Fabros Technology Inc.	133,206	2,611
*	^	First Federal Financial Corp.	71,738	2,570
		Glimcher Realty Trust REIT	177,631	2,538
		Columbia Banking System, Inc.	85,203	2,533
		Universal Health Realty Income REIT	71,171	2,522
		Getty Realty Holding Corp. REIT	92,905	2,479
		State Auto Financial Corp.	93,923	2,470
		IBERIABANK Corp.	52,836	2,470
		Advance America, Cash Advance Centers, Inc.	240,994	2,448
		Gamco Investors Inc. Class A	35,239	2,440
		Medical Properties Trust Inc. REIT	233,497	2,379
		LTC Properties, Inc. REIT	94,326	2,363
		Community Trust Bancorp Inc.	85,523	2,354
*		World Acceptance Corp.	86,631	2,337
	^	Cohen & Steers, Inc.	77,344	2,318
		Stewart Information Services Corp.	87,170	2,274
	^	IndyMac Bancorp, Inc.	380,888	2,266
		American Physicians Capital, Inc.	54,334	2,253
		Cedar Shopping Centers, Inc. REIT	218,938	2,240
*		CNA Surety Corp.	113,108	2,238
		Student Loan Corp.	19,892	2,188
*		TradeStation Group, Inc.	152,844	2,172
*		Centennial Bank Holdings Inc.	375,617	2,171
		National Interstate Corp.	65,540	2,169
		Independent Bank Corp. (MA)	79,508	2,164
		BankFinancial Corp.	136,373	2,157
		Simmons First National Corp.	81,093	2,149
*		Dollar Financial Corp.	69,414	2,130
		U-Store-It Trust REIT	232,427	2,129
		National Western Life Insurance Co. Class A	10,032	2,080
*		Pinnacle Financial Partners, Inc.	81,782	2,079
		First Potomac REIT	119,091	2,059
		First Financial Bancorp	179,659	2,048
*		Hilltop Holdings Inc.	186,351	2,035
		TierOne Corp.	91,840	2,034
*		FPIC Insurance Group, Inc.	47,191	2,028
*		eHealth, Inc.	62,923	2,020
		KNBT Bancorp Inc.	130,606	2,014
		Dime Community Bancshares	157,707	2,014

		BancFirst Corp.	46,792	2,005
	^	Fremont General Corp.	567,025	1,985
*		EZCORP, Inc.	175,763	1,984
		Harleysville National Corp.	135,927	1,980
		Kearny Financial Corp.	165,928	1,976
*		First Cash Financial Services, Inc.	132,743	1,949
		Banner Corp.	67,503	1,939
		Suffolk Bancorp	62,604	1,923
	^	First Busey Corp.	95,723	1,901
	^	Cascade Bancorp	135,658	1,888
*		MarketAxess Holdings, Inc.	146,544	1,880
		Anchor Bancorp Wisconsin Inc.	79,797	1,877
		Investors Real Estate Trust REIT	206,551	1,853
		U.S.B. Holding Co., Inc.	93,568	1,853
		WSFS Financial Corp.	36,345	1,825
	^	BlackRock Kelso Capital Corp.	119,193	1,821
		Ramco-Gershenson Properties Trust REIT	84,115	1,798
	^	Corus Bankshares Inc.	166,702	1,779
		Sandy Spring Bancorp, Inc.	63,504	1,767
		Sun Communities, Inc. REIT	83,809	1,766
		First Financial Holdings, Inc.	64,314	1,763
		Kite Realty Group Trust REIT	114,974	1,756
		Washington Trust Bancorp, Inc.	69,063	1,742
		First Merchants Corp.	79,649	1,740
		American Equity Investment Life Holding Co.	207,461	1,720
		CapLease, Inc. REIT	202,357	1,704
		S.Y. Bancorp, Inc.	70,785	1,695
		Presidential Life Corp.	96,619	1,692
		Hanmi Financial Corp.	196,263	1,692
		Bank of the Ozarks, Inc.	63,285	1,658
		Flushing Financial Corp.	102,574	1,646
		SWS Group, Inc.	129,444	1,640
*		Sun Bancorp, Inc. (NJ)	103,331	1,631
		Renasant Corp.	75,249	1,623
		Mainsource Financial Group, Inc.	104,200	1,621
		Omega Financial Corp.	54,494	1,594
*		SCPIE Holdings Inc.	57,874	1,590
		Old Second Bancorp, Inc.	59,304	1,589
*		Thomas Weisel Partners Group, Inc.	115,068	1,580
		Hercules Technology Growth Capital, Inc.	127,190	1,580
		Baldwin & Lyons, Inc. Class B	57,069	1,567
		First Bancorp (NC)	82,921	1,566
	^	ASTA Funding, Inc.	58,591	1,549
		Oriental Financial Group Inc.	115,327	1,547
		Great Southern Bancorp, Inc.	69,743	1,532
		Capitol Bancorp Ltd.	76,055	1,530
		First Financial Corp. (IN)	53,941	1,529
	^	Prospect Energy Corp.	116,451	1,520
*		LaBranche & Co. Inc.	299,415	1,509
*		Superior Bancorp	280,529	1,506
*	^	Doral Financial Corp.	82,233	1,483
*	^	Virginia Commerce Bancorp, Inc.	126,329	1,482
		Kohlberg Capital Corp.	121,398	1,457
*	^	Western Alliance Bancorp	77,300	1,451
		Integra Bank Corp.	102,422	1,445
		First Source Corp.	83,337	1,443
		Hersha Hospitality Trust REIT	149,017	1,416
		Sterling Bancorp	103,215	1,408
		Independent Bank Corp. (MI)	146,217	1,389

		Cardinal Financial Corp.	148,170	1,381
*		Community Bancorp	79,448	1,380
		Peoples Bancorp, Inc.	54,908	1,367
		NewBridge Bancorp.	126,643	1,366
	^	U.S. Global Investors, Inc. Class A	80,300	1,338
	^	Capital City Bank Group, Inc.	45,543	1,285
		PremierWest Bancorp	111,839	1,279
	^	Consolidated-Tomoka Land Co.	20,373	1,277
		Capital Southwest Corp.	10,764	1,274
		Mission West Properties Inc. REIT	133,990	1,274
		West Coast Bancorp	68,347	1,264
		MVC Capital, Inc.	78,200	1,262
*		The Bancorp Inc.	92,739	1,248
		Education Realty Trust, Inc. REIT	110,516	1,242
		Union Bankshares Corp.	58,501	1,237
*		First Regional Bancorp	65,343	1,234
		Financial Institutions, Inc.	68,902	1,228
		Flagstar Bancorp, Inc.	175,409	1,223
	^	PFF Bancorp, Inc.	100,819	1,214
	^	Home Bancshares Inc.	57,299	1,202
		Bank of Granite Corp.	113,534	1,200
		Nara Bancorp, Inc.	102,754	1,199
*		Meadowbrook Insurance Group, Inc.	126,564	1,191
		Heritage Commerce Corp.	64,576	1,188
		Lakeland Bancorp, Inc.	101,482	1,176
		AmericanWest Bancorporation	66,472	1,172
		Associated Estates Realty Corp. REIT	122,949	1,161
*		Ocwen Financial Corp.	209,306	1,160
		Donegal Group Inc. Class B	63,194	1,153
*		Pennsylvania Commerce Bancorp, Inc.	40,832	1,137
		Arrow Financial Corp.	52,846	1,136
		Nelnet, Inc.	88,625	1,126
		Amtrust Financial Services Inc.	81,585	1,123
		Capital Corp. of the West	57,611	1,119
		German American Bancorp	86,975	1,108
*		Seabright Insurance Holdings, Inc.	73,426	1,107
		Westwood Holdings Group, Inc.	29,326	1,103
		Horizon Financial Corp.	63,121	1,101
		First State Bancorporation	78,591	1,092
*	^	CompuCredit Corp.	108,710	1,085
		TriCo Bancshares	55,969	1,080
*		PMA Capital Corp. Class A	131,379	1,080
	^	BankUnited Financial Corp.	155,250	1,071
		Ameris Bancorp	62,969	1,061
		Preferred Bank	40,712	1,059
		GMH Communities Trust REIT	188,440	1,040
		Thomas Properties Group, Inc.	96,226	1,037
*	^	Citizens, Inc.	187,175	1,035
		First Place Financial Corp.	73,757	1,032
		OceanFirst Financial Corp.	64,712	1,023
		First Community Bancshares, Inc.	32,061	1,022
		Evercore Partners Inc.	47,000	1,013
	^	Temecula Valley Bancorp, Inc.	85,653	1,005
		ProCentury Corp.	65,329	1,003
	^	Gladstone Capital Corp.	58,738	999
	^	Vineyard National Bancorp Co.	97,881	989
*		Encore Capital Group, Inc.	102,040	988
*	^	Triad Guaranty, Inc.	100,286	983
		First United Corp.	48,752	980

*		Pacific Mercantile Bancorp	79,598	980
	^	NGP Capital Resources Co.	62,533	977
		Tompkins Trustco, Inc.	25,069	973
		United Community Financial Corp.	175,705	970
		Southwest Bancorp, Inc.	52,813	968
*		Bank of Florida Corp.	84,175	968
		United Western Bancorp. Inc.	48,251	965
*	^	Wauwatosa Holdings, Inc.	74,911	960
		SCBT Financial Corp.	29,846	945
		West Bancorporation	71,934	938
*		Penson Worldwide, Inc.	65,312	937
		Republic Bancorp, Inc. Class A	56,675	937
		Sanders Morris Harris Group Inc.	91,238	935
		Meta Financial Group, Inc.	22,904	935
		Enterprise Financial Services Corp.	39,218	934
*		Diamond Hill Investment Group	12,704	929
		Clifton Savings Bancorp, Inc.	94,702	928
*		First Mercury Financial Corp.	38,000	927
		Westfield Financial, Inc.	94,596	918
		BankAtlantic Bancorp, Inc. Class A	222,424	912
		City Bank Lynnwood (WA)	40,629	911
		Berkshire Hills Bancorp, Inc.	34,510	897
		Asset Acceptance Capital Corp.	85,377	889
		North Valley Bancorp	67,733	887
	^	Seacoast Banking Corp. of Florida	85,104	875
		Lakeland Financial Corp.	41,839	874
		MBT Financial Corp.	98,127	865
		Wainwright Bank & Trust Co.	65,332	865
		CFS Bancorp, Inc.	58,879	862
	^	Macatawa Bank Corp.	100,147	860
		Advanta Corp. Class A	116,032	847
		Monmouth Real Estate Investment Corp. REIT	104,202	844
*		Amerisafe Inc.	54,313	842
		ViewPoint Financial Group	50,738	839
		Heartland Financial USA, Inc.	44,648	829
		Univest Corp. of Pennsylvania	39,050	824
		Abington Community Bancorp Inc.	86,828	816
		Century Bancorp, Inc. Class A	40,144	810
		Kansas City Life Insurance Co.	18,429	803
		Smithtown Bancorp, Inc.	36,133	801
		CoBiz Inc.	53,744	799
		Midwest Banc Holdings, Inc.	63,804	792
	^	Southside Bancshares, Inc.	38,704	792
		MicroFinancial Inc.	126,618	789
		Irwin Financial Corp.	107,131	787
*		Ameriserv Financial Inc.	283,915	786
		FNB Corp. (NC)	64,377	783
	^	W Holding Co., Inc.	646,253	782
*		Republic First Bancorp, Inc.	113,062	780
		Center Financial Corp.	63,124	778
*		NewStar Financial, Inc.	93,894	777
	^	First South Bancorp, Inc.	34,861	774
		Peoples Bancorp of North Carolina	51,082	766
		Massbank Corp.	20,903	761
		Citizens & Northern Corp.	43,454	760
		Camco Financial Corp.	68,769	760
		Patriot Capital Funding Inc.	75,217	759
		NYMAGIC, Inc.	32,639	755
		Winthrop Realty Trust Inc. REIT	141,783	750

*		Rewards Network Inc.	148,978	740
		Centrue Financial Corp.	33,273	740
		Urstadt Biddle Properties Class A REIT	47,407	735
		Pacific Continental Corp.	58,885	734
		Merchants Bancshares, Inc.	31,151	732
		Shore Bancshares, Inc.	33,033	724
		Supertel Hospitality, Inc. REIT	116,383	715
		Affirmative Insurance Holdings, Inc.	68,073	707
		Center Bancorp, Inc.	63,830	706
		Wilshire Bancorp Inc.	89,929	706
		Greene County Bancshares	36,608	703
*		United Capital Corp.	29,188	699
		Gladstone Investment Corp.	70,971	696
*		Essa Bancorp Inc.	61,251	692
	^	Sierra Bancorp	27,687	689
		Imperial Capital Bancorp Inc.	37,459	686
		HMN Financial, Inc.	28,283	683
		Agree Realty Corp. REIT	22,621	681
		Farmers Capital Bank Corp.	24,946	674
	^	BancTrust Financial Group, Inc.	55,579	672
*		Dearborn Bancorp, Inc.	86,865	662
		Guaranty Federal Bancshares, Inc.	23,010	661
		Timberland Bancorp, Inc.	54,068	659
		Virginia Financial Group, Inc.	44,179	656
*		AmCOMP, Inc.	69,370	649
		American National Bankshares Inc.	32,444	648
		Hawthorn Bancshares Inc.	25,808	645
		American Land Lease, Inc. REIT	32,411	643
*		Bridge Capital Holdings	30,030	643
		Heritage Financial Corp.	31,936	636
		Brooklyn Federal Bancorp	48,000	635
		Jefferson Bancshares, Inc.	62,188	628
		Camden National Corp.	21,977	624
*		Crawford & Co. Class B	150,036	623
		Bancorp Rhode Island Inc.	18,228	622
		EMC Insurance Group, Inc.	26,272	622
		Citizens South Banking Corp.	61,342	621
		Millennium Bankshares Corp.	117,332	620
		United Security Bancshares, Inc.	36,027	616
		QC Holdings Inc.	54,699	615
		Community Capital Corp.	40,981	614
		Willow Grove Bancorp, Inc.	72,968	612
		Cadence Financial Corp.	41,958	612
		One Liberty Properties, Inc. REIT	33,000	606
		TIB Financial Corp.	69,943	596
		GB&T Bancshares, Inc.	63,596	595
		Epoch Holding Corp.	39,651	595
		MetroCorp Bancshares, Inc.	45,568	592
		Capital Bank Corp.	55,893	591
	^	Colony Bankcorp, Inc.	38,877	591
		Urstadt Biddle Properties REIT	38,700	587
		State Bancorp, Inc.	45,068	586
		Home Federal Bancorp (IN)	24,879	572
		PennantPark Investment Corp.	56,800	569
	^	United Security Bancshares (CA)	37,109	567
		TF Financial Corp.	22,857	563
*		Marlin Business Services Inc.	46,117	556
		Cogdell Spencer Inc. REIT	34,900	556
		Peapack Gladstone Financial Corp.	22,119	547

*		Darwin Professional Underwriters, Inc.	22,500	544
		TICC Capital Corporation	58,661	541
		Northrim Bancorp Inc.	25,154	536
		First Security Group Inc.	59,383	533
*		Oritani Financial Corp.	43,259	532
		Intervest Bancshares Corp.	30,839	531
		FNB Corp. (VA)	22,833	530
		Atlantic Coast Federal Corp.	44,532	529
*		Penn Treaty American Corp.	81,500	529
*		Cash Systems, Inc.	119,011	526
		Home Federal Bancorp, Inc.	52,334	525
		AmREIT, Inc. REIT	73,107	523
	^	Cooperative Bankshares, Inc.	43,609	515
		Northern States Financial Corp.	23,382	514
		American Bancorp of New Jersey, Inc.	50,751	514
	^	BRT Realty Trust REIT	33,405	511
*		Southcoast Financial Corp	35,556	507
*		EuroBancshares, Inc.	125,984	504
		Rainier Pacific Financial Group Inc.	34,066	503
		The Washington Savings Bank	93,835	493
*		Meruelo Maddux Properties Inc.	121,300	485
	^	Security Bank Corp.	52,946	484
*	^	Ladenburg Thalmann Financial Services, Inc.	227,685	483
*		Franklin Bank Corp.	111,212	479
		Advanta Corp. Class B	58,748	474
		Provident Financial Holdings, Inc.	28,522	469
*		Stratus Properties Inc.	13,819	469
		Fidelity Southern Corp.	50,167	468
		Summit Financial Group, Inc.	34,186	467
		National Bankshares, Inc.	26,978	461
		Medallion Financial Corp.	45,841	459
		Cascade Financial Corp.	33,762	459
		MutualFirst Financial Inc.	33,444	458
*		Specialty Underwriters’ Alliance, Inc.	85,493	457
*	^	First Acceptance Corp.	107,066	452
*	^	Credit Acceptance Corp.	21,647	447
		Mercantile Bank Corp.	28,806	446
		Federal Agricultural Mortgage Corp. Class C	16,905	445
*		HouseValues, Inc.	142,706	442
	^	K-Fed Bancorp	43,719	441
		Gateway Financial Holdings, Inc.	36,454	435
	^	Life Partners Holdings	15,625	433
		Taylor Capital Group, Inc.	21,167	432
		Highland Distressed Opportunities, Inc.	49,901	428
*		Reis, Inc.	54,774	425
*	^	ZipRealty, Inc.	75,182	421
		Bryn Mawr Bank Corp.	17,992	413
		21st Century Holding Co.	29,889	401
		Yadkin Valley Bank and Trust Co.	26,186	400
		Southern Community Financial Corp.	60,151	393
		Columbia Bancorp (OR)	23,509	388
*		HFF Inc. Class A	48,864	378
		Independence Holding Co.	29,549	374
		PMC Commercial Trust REIT	34,704	373
	^	NASB Financial Inc.	14,111	372
*		Ocean Shore Holding Co.	37,804	371
		UMH Properties, Inc. REIT	30,906	365
		Peoples Community Bancorp	26,019	361
*		Wilshire Enterprises, Inc.	109,216	357

		Mercer Insurance Group, Inc.	19,856	357
*	^	International Assets Holding Corp.	12,802	346
		Royal Bancshares of Pennsylvania, Inc.	31,321	345
		Grubb & Ellis Co.	53,300	342
		Bank of Marin Bancorp	12,004	340
		Pulaski Financial Corp.	33,627	336
*		FirstCity Financial Corp.	40,910	333
		Beverly Hills Bancorp Inc.	63,991	326
		Pamrapo Bancorp, Inc.	16,095	325
*		Harris & Harris Group, Inc.	36,821	324
		Citizens First Bancorp, Inc.	26,096	320
*	^	Clayton Holdings, Inc.	59,739	309
*		Nicholas Financial Inc.	41,100	297
		Eagle Bancorp, Inc.	24,333	294
*		Consumer Portfolio Services, Inc.	85,663	287
		American River Bankshares	16,358	280
		Ames National Corp.	14,657	278
	^	Centerstate Banks of Florida	23,008	278
		Firstbank Corp.	20,068	277
		Gladstone Commercial Corp. REIT	15,751	276
		Presidential Realty Corp. REIT	46,000	274
*		Sun American Bancorp	72,932	273
		Leesport Financial Corp.	15,212	272
		ESB Financial Corp.	25,634	256
		Monarch Community Bancorp, Inc.	21,699	249
		Alliance financial Corp.	9,555	248
		Brooke Corp.	36,298	245
*		Cowen Group, Inc.	24,974	238
		Rockville Financial, Inc.	19,451	237
		1st Independence Financial Group, Inc.	24,302	234
		Riverview Bancorp Inc.	20,307	233
		First Defiance Financial Corp.	10,044	221
		Federal Agricultural Mortgage Corp. Class A	12,788	217
*		United PanAm Financial Corp.	42,206	216
*		Financial Industries Corp.	37,626	212
*		Central Jersy Bancorp	25,612	207
		Roma Financial Corp.	13,175	207
*	^	Integrity Bancshares, Inc.	116,898	202
*		Broadpoint Securities Group	171,148	202
		Washington Banking Co.	12,171	192
		Donegal Group Inc. Class A	9,976	171
		Middleburg Financial Corp.	7,788	166
		PAB Bankshares, Inc.	12,733	161
		Prudential Bancorp, Inc. of Pennsylvania	12,508	156
		Princeton National Bancorp, Inc.	6,170	150
		Heritage Financial Group	12,943	146
		Universal Insurance Holdings, INC.	19,400	144
		Legacy Bancorp, Inc.	10,097	134
		Feldman Mall Properties, Inc. REIT	27,317	101
		Tortoise Capital Resources Corp.	6,700	82
		Pzena Investment Management CL A	6,800	78
*		National Atlantic Holdings Corp	16,600	74
*		FBR Capital Markets Corp.	6,900	66
		Eastern Insurance Holdings, Inc.	3,700	61
*		Investors Capital Holdings, Ltd.	10,500	59
		Hampton Roads Bankshares, Inc.	4,050	51
*		Malan Realty Investors, Inc. REIT	49,200	36
*		Encore Bancshares, Inc.	1,704	34
		Commonwealth Bankshares, Inc.	1,399	22

*	Horizon Group Properties, Inc. REIT	3,415	20
	Parkvale Financial Corp.	400	11
*	AMV Liquidating Trust	94,702	11
*	R & G Financial Corp. Class B	2,900	3
*	Telava Networks, Inc.	100	—
*	Vesta Insurance Group, Inc.	32,126	—
*	NetBank, Inc.	381	—
			2,447,828
Health Care (13.3%)
*	Genentech, Inc.	2,169,092	145,481
*	Intuitive Surgical, Inc.	178,608	57,958
*	Hologic, Inc.	585,301	40,175
	DENTSPLY International Inc.	711,592	32,036
*	DaVita, Inc.	497,952	28,060
*	Covance, Inc.	300,053	25,991
*	Henry Schein, Inc.	419,194	25,739
*	Health Net Inc.	520,822	25,156
*	Respironics, Inc.	347,623	22,762
*	Millennium Pharmaceuticals, Inc.	1,507,936	22,589
*	Cephalon, Inc.	314,605	22,576
	Beckman Coulter, Inc.	292,201	21,272
*	Charles River Laboratories, Inc.	319,529	21,025
*	Invitrogen Corp.	218,345	20,396
	Pharmaceutical Product Development, Inc.	491,767	19,853
*	Amylin Pharmaceuticals, Inc.	531,048	19,649
*	ResMed Inc.	364,857	19,166
*	Inverness Medical Innovations, Inc.	315,274	17,712
*	VCA Antech, Inc.	395,727	17,503
*	Cerner Corp.	309,664	17,465
*	IDEXX Laboratories Corp.	292,106	17,126
*	Endo Pharmaceuticals Holdings, Inc.	632,053	16,857
*	Community Health Systems, Inc.	451,436	16,640
	Hillenbrand Industries, Inc.	291,491	16,245
*	BioMarin Pharmaceutical Inc.	452,285	16,011
*	Gen-Probe Inc.	250,276	15,750
*	Pediatrix Medical Group, Inc.	230,822	15,731
*	MGI Pharma, Inc.	376,790	15,271
*	Illumina, Inc.	254,482	15,081
*	Vertex Pharmaceuticals, Inc.	620,009	14,403
*	Onyx Pharmaceuticals, Inc.	258,237	14,363
*	Kinetic Concepts, Inc.	252,634	13,531
*	Sepracor Inc.	510,171	13,392
*	Lincare Holdings, Inc.	378,108	13,294
*	OSI Pharmaceuticals, Inc.	272,781	13,233
*	Alexion Pharmaceuticals, Inc.	175,089	13,137
	Omnicare, Inc.	573,074	13,072
	Universal Health Services Class B	254,019	13,006
	Perrigo Co.	366,611	12,835
*	Edwards Lifesciences Corp.	269,795	12,408
*	Techne Corp.	186,225	12,300
*	Ventana Medical Systems, Inc.	138,270	12,061
*	ImClone Systems, Inc.	279,726	12,028
*	HLTH Corp.	853,906	11,442
*	Sierra Health Services, Inc.	264,589	11,102
*	Immucor Inc.	325,913	11,078
*	Adams Respiratory Therapeutics, Inc.	170,056	10,159
*	Healthways, Inc.	166,654	9,739
*	United Therapeutics Corp.	98,971	9,665
*	PDL BioPharma Inc.	550,946	9,653

*		Myriad Genetics, Inc.	205,511	9,540
*		Varian, Inc.	143,737	9,386
*		AMERIGROUP Corp.	247,415	9,018
*		Bio-Rad Laboratories, Inc. Class A	86,845	8,999
		STERIS Corp.	306,514	8,840
*		Magellan Health Services, Inc.	186,828	8,712
*		WellCare Health Plans Inc.	196,672	8,341
*		Psychiatric Solutions, Inc.	256,136	8,324
*		LifePoint Hospitals, Inc.	273,493	8,134
		Owens & Minor, Inc. Holding Co.	190,695	8,091
		Cooper Cos., Inc.	210,840	8,012
*		Haemonetics Corp.	125,420	7,904
*	^	HealthSouth Corp.	371,688	7,805
*		Pharmion Corp.	120,204	7,556
*		Regeneron Pharmaceuticals, Inc.	311,506	7,523
*		Alkermes, Inc.	481,567	7,508
*		Affymetrix, Inc.	323,272	7,481
*		Dionex Corp.	88,272	7,314
*		Advanced Medical Optics, Inc.	285,053	6,992
*		Cepheid, Inc.	260,578	6,866
		Medicis Pharmaceutical Corp.	263,076	6,832
		Health Management Associates Class A	1,141,133	6,824
*		Human Genome Sciences, Inc.	634,373	6,623
*		Nuvasive, Inc.	164,460	6,499
*		Sunrise Senior Living, Inc.	211,474	6,488
*	^	Isis Pharmaceuticals, Inc.	410,209	6,461
		West Pharmaceutical Services, Inc.	156,594	6,356
*		PAREXEL International Corp.	130,599	6,308
		Chemed Corp.	112,767	6,301
		Mentor Corp.	160,017	6,257
*	^	ArthroCare Corp.	129,921	6,243
*		Medarex, Inc.	598,677	6,238
*		PSS World Medical, Inc.	317,520	6,214
*		LifeCell Corp.	143,755	6,197
*		Amedisys Inc.	122,621	5,950
*		Universal American Corp.	230,455	5,897
*		Centene Corp.	206,966	5,679
		Meridian Bioscience Inc.	187,810	5,649
*		Eclipsys Corp.	221,735	5,612
*		Cubist Pharmaceuticals, Inc.	262,890	5,392
*		Align Technology, Inc.	320,276	5,342
*		Valeant Pharmaceuticals International	432,900	5,182
		Brookdale Senior Living Inc.	182,367	5,181
*		Allscripts Healthcare Solutions, Inc.	265,788	5,162
*		K-V Pharmaceutical Co. Class A	177,353	5,062
*		Xenoport Inc.	89,658	5,010
*		Wright Medical Group, Inc.	169,228	4,936
*	^	American Medical Systems Holdings, Inc.	340,103	4,918
*		Auxilium Pharmaceuticals, Inc.	162,021	4,859
*	^	Savient Pharmaceuticals Inc.	208,561	4,791
*		inVentiv Health, Inc.	151,973	4,705
*		The Medicines Co.	244,207	4,679
*		Thoratec Corp.	253,790	4,616
*		HealthExtras, Inc.	174,101	4,541
*		Martek Biosciences Corp.	152,356	4,507
*	^	Alnylam Pharmaceuticals Inc.	154,339	4,488
*		Apria Healthcare Group Inc.	207,366	4,473
*		Healthspring, Inc.	231,262	4,406
*		Phase Forward Inc.	199,451	4,338

*		Omnicell, Inc.	160,379	4,319
*		Exelixis, Inc.	493,383	4,258
		Analogic Corp.	62,853	4,256
*		AMAG Pharmaceuticals, Inc.	69,957	4,207
*		Alpharma, Inc. Class A	207,287	4,177
*		Theravance, Inc.	212,345	4,141
*		Par Pharmaceutical Cos. Inc.	167,629	4,023
*		Incyte Corp.	395,262	3,972
*		AmSurg Corp.	145,450	3,936
*	^	SurModics, Inc.	71,180	3,863
		Invacare Corp.	151,141	3,809
*		The TriZetto Group, Inc.	216,759	3,765
*	^	Integra LifeSciences Holdings	87,170	3,655
*		Abaxis, Inc.	101,560	3,642
*		Kindred Healthcare, Inc.	141,411	3,532
*		Pharmanet Development Group, Inc.	88,413	3,467
*		Sciele Pharma, Inc.	166,406	3,403
*		HMS Holdings Corp.	100,570	3,340
*		Rigel Pharmaceuticals, Inc.	130,571	3,315
*		Bruker BioSciences Corp.	241,597	3,213
*		SonoSite, Inc.	95,045	3,200
*		CONMED Corp.	133,919	3,095
*		Molina Healthcare Inc.	79,771	3,087
*		AMN Healthcare Services, Inc.	173,985	2,987
*		Kendle International Inc.	60,931	2,981
*		Res-Care, Inc.	117,236	2,950
*		Accuray Inc.	193,290	2,942
*		Nektar Therapeutics	434,314	2,914
*		Symmetry Medical Inc.	166,500	2,902
*		Durect Corp.	449,179	2,888
*		Spectranetics Corp.	186,153	2,854
*		ABIOMED, Inc.	178,756	2,778
*	^	Luminex Corp.	170,131	2,763
*		Conceptus, Inc.	140,889	2,711
*		Arena Pharmaceuticals, Inc.	342,997	2,686
*		Emeritus Corp.	105,895	2,663
*		ViroPharma Inc.	331,033	2,628
*		Gentiva Health Services, Inc.	137,753	2,623
*		Matria Healthcare, Inc.	109,433	2,601
*		ICU Medical, Inc.	72,102	2,596
*		Halozyme Therapeutics Inc.	364,446	2,591
*		CV Therapeutics, Inc.	286,046	2,589
*		Radiation Therapy Services, Inc.	82,522	2,551
		Datascope Corp.	68,758	2,503
*	^	Dendreon Corp.	398,449	2,478
*		Sun Healthcare Group Inc.	144,225	2,476
*		Quidel Corp.	126,654	2,466
*		eResearch Technology, Inc.	203,985	2,411
		Ligand Pharmaceuticals Inc. Class B	485,048	2,343
		Vital Signs, Inc.	45,244	2,313
*		Medical Action Industries Inc.	108,222	2,256
*		IRIS International, Inc.	113,507	2,227
*		Cypress Bioscience, Inc.	200,175	2,208
*		OraSure Technologies, Inc.	248,186	2,206
*	^	Abraxis BioScience	31,226	2,147
*		Greatbatch, Inc.	106,944	2,138
*		RehabCare Group, Inc.	94,334	2,128
*	^	Sangamo BioSciences, Inc.	162,501	2,127
*		Acorda Therapeutics Inc.	96,644	2,122

*	^	ev3 Inc.	166,036	2,110
*		XOMA Ltd.	620,255	2,103
*		Merit Medical Systems, Inc.	150,597	2,093
*		Albany Molecular Research, Inc.	144,788	2,082
*		Indevus Pharmaceuticals, Inc.	297,692	2,069
*		Air Methods Corp.	41,558	2,064
*		Kensey Nash Corp.	68,610	2,053
*		Zoll Medical Corp.	76,438	2,042
*		Odyssey Healthcare, Inc.	183,737	2,032
*		Seattle Genetics, Inc.	177,548	2,024
*	^	Enzon Pharmaceuticals, Inc.	210,313	2,004
*	^	Assisted Living Concepts Inc.	265,198	1,989
*		Masimo Corp.	50,000	1,972
*		Noven Pharmaceuticals, Inc.	140,747	1,954
*		Zymogenetics, Inc.	166,516	1,943
		LCA-Vision Inc.	95,345	1,904
*		Repligen Corp.	285,501	1,870
*	^	Geron Corp.	324,725	1,844
*		Pozen Inc.	152,438	1,829
*	^	Salix Pharmaceuticals, Ltd.	230,644	1,817
*		Vivus, Inc.	347,565	1,800
*		Bio-Reference Laboratories, Inc.	54,755	1,789
*		Omrix Biopharmaceuticals, Inc.	51,067	1,774
*		Stereotaxis Inc.	145,106	1,773
*		Cyberonics, Inc.	133,656	1,759
*	^	InterMune Inc.	131,470	1,752
*		Keryx Biopharmaceuticals, Inc.	208,484	1,751
*		Adolor Corp.	376,321	1,731
*		LHC Group Inc.	68,835	1,719
*		Progenics Pharmaceuticals, Inc.	94,382	1,705
*	^	Hansen Medical Inc.	56,600	1,695
		Landauer, Inc.	32,641	1,692
*		Cross Country Healthcare, Inc.	117,477	1,673
*		Chindex International, Inc.	48,405	1,671
*		BioScrip Inc.	213,557	1,651
*	^	MannKind Corp.	206,161	1,641
*	^	Cytrx Corp.	557,813	1,584
*		Array BioPharma Inc.	187,526	1,579
*		Providence Service Corp.	55,806	1,570
*		I-Flow Corp.	98,878	1,560
*		Medivation Inc.	107,052	1,542
*		Natus Medical Inc.	79,615	1,541
*		PharMerica Corp.	110,187	1,529
*		Enzo Biochem, Inc.	119,117	1,518
*	^	RadNet, Inc.	149,105	1,513
*		Regeneration Technologies, Inc.	173,975	1,510
*		Inspire Pharmaceuticals, Inc.	251,651	1,505
*	^	Acadia Pharmaceuticals Inc.	135,292	1,498
*		Dexcom Inc.	169,514	1,497
*		Angiodynamics, Inc.	77,612	1,478
*	^	Nighthawk Radiology Holdings, Inc.	70,200	1,478
*		Cerus Corp.	222,936	1,451
*		Allos Therapeutics Inc.	229,880	1,446
*		Lexicon Pharmaceuticals Inc.	474,815	1,439
*	^	Pain Therapeutics, Inc.	135,662	1,438
*		Akorn, Inc.	192,740	1,415
*		Monogram Biosciences, Inc.	970,832	1,408
*		US Physical Therapy, Inc.	97,874	1,406
*		Metabolix Inc.	58,275	1,387

*		Accelrys Inc.	182,394	1,373
*		CorVel Corp.	59,201	1,363
*		Discovery Laboratories, Inc.	632,769	1,360
*		Neogen Corp.	51,090	1,356
*		Palomar Medical Technologies, Inc.	88,097	1,350
*		Orthovita, Inc.	386,140	1,348
*	^	Vital Images, Inc.	73,868	1,335
*	^	APP Pharmaceuticals, Inc.	128,299	1,318
*		GTx, Inc.	91,520	1,313
*		Immunomedics Inc.	556,537	1,291
*		Maxygen Inc.	160,780	1,291
*		Hanger Orthopedic Group, Inc.	116,906	1,287
		National Healthcare Corp.	24,884	1,286
*		VNUS Medical Technologies, Inc.	87,693	1,273
*		Five Star Quality Care, Inc.	152,784	1,268
*		MWI Veterinary Supply Inc.	31,625	1,265
*		NPS Pharmaceuticals Inc.	329,749	1,263
*		Third Wave Technologies	130,750	1,262
*		Micrus Endovascular Corp.	62,737	1,235
*		Somanetics Corp.	52,042	1,231
*		SuperGen, Inc.	333,590	1,218
*	^	Telik, Inc.	348,958	1,211
*	^	AspenBio Pharma, Inc.	138,637	1,209
*		Volcano Corp.	96,100	1,202
*		Possis Medical Inc.	80,886	1,179
*		Anika Resh Inc.	81,043	1,177
*		Osteotech, Inc.	148,419	1,161
*		CryoLife Inc.	145,780	1,159
*		Dyax Corp.	314,784	1,152
*		ArQule, Inc.	197,012	1,143
*		MedCath Corp.	46,448	1,141
		Cambrex Corp.	135,493	1,135
*		Questcor Pharmaceuticals, Inc.	196,000	1,131
*		Nuvelo, Inc.	617,099	1,129
*		Bradley Pharmaceuticals, Inc.	56,748	1,118
*		NxStage Medical, Inc.	73,267	1,111
*		Aspect Medical Systems, Inc.	77,725	1,088
*		ImmunoGen, Inc.	261,924	1,087
		Computer Programs and Systems, Inc.	45,825	1,042
*		Medtox Scientific, Inc.	57,254	1,035
*		Exact Sciences Corp.	320,860	1,033
*		Sonic Innovations, Inc.	133,253	1,029
*		Nabi Biopharmaceuticals	282,861	1,021
*		Caliper Life Sciences, Inc.	182,194	1,008
*		Vanda Parmaceuticals, Inc.	143,702	989
*		Momenta Pharmaceuticals, Inc.	137,496	982
*		Trimeris, Inc.	140,587	981
*		Bentley Pharmaceuticals, Inc.	63,970	965
*		Caraco Pharmaceutical Laboratories, Ltd.	56,200	964
*		BioCryst Pharmaceuticals, Inc.	155,493	961
*		Alliance Imaging, Inc.	99,471	957
*		Synovis Life Technologies, Inc.	48,300	944
*		Poniard Pharmaceuticals, Inc.	213,363	941
*		Neurocrine Biosciences, Inc.	205,273	932
*		National Dentex Corp.	57,327	924
*		Senomyx, Inc.	123,234	923
*		Sequenom, Inc.	95,901	916
*		Visicu, Inc.	76,917	913
*		Genomic Health, Inc.	40,135	909

*		E-Z-EM, Inc.	43,568	903
*		Minrad International, Inc.	277,234	901
*		Skilled Healthcare Group Inc.	61,474	899
*		ARIAD Pharmaceuticals, Inc.	206,158	876
*	^	EPIX Pharmaceuticals Inc.	221,117	871
*	^	GenVec, Inc.	587,489	864
*	^	Columbia Laboratories Inc.	379,511	861
*	^	Repros Therapeutics, Inc.	91,274	851
*		Amicas, Inc.	319,138	849
		Psychemedics Corp.	52,403	841
*	^	SIGA Technologies, Inc.	270,957	835
*		Emergency Medical Services LP Class A	28,410	832
*	^	Cell Genesys, Inc.	356,217	819
*		Pharmacopeia Drug Discovery Inc.	170,762	815
*		Clarient, Inc.	401,610	811
*		Heska Corp.	440,778	807
*		Clinical Data, Inc.	36,149	804
*	^	Idera Pharmaceuticals, Inc.	60,991	799
*		Harvard Bioscience, Inc.	173,839	796
*		Matrixx Initiatives, Inc.	57,058	794
*		Titan Pharmaceuticals, Inc.	468,010	786
*		Javelin Pharmaceuticals, Inc.	210,089	786
*		Avigen, Inc.	184,060	782
*		Digirad Corp.	214,778	782
*	^	Insmed Inc.	940,341	776
*		NMT Medical, Inc.	137,355	772
*		Novavax, Inc.	225,626	751
*		La Jolla Pharmaceutical Co.	190,868	748
*		DepoMed, Inc.	229,329	748
*		Cantel Medical Corp.	50,650	738
*		Cardiac Science Corp.	90,574	733
*		Collagenex Pharmaceuticals, Inc.	76,052	726
*	^	Alfacell Corp.	419,676	722
*		Cutera, Inc.	45,941	721
*		Bioanalytical Systems, Inc.	83,596	717
*		Theragenics Corp.	199,933	716
*		Kosan Biosciences, Inc.	196,167	706
*	^	StemCells, Inc.	466,078	699
*		Medical Staffing Network Holdings, Inc.	115,665	697
*		Capital Senior Living Corp.	70,213	697
*		Penwest Pharmaceuticals Co.	119,043	696
*		Curis, Inc.	710,367	696
*		SciClone Pharmaceuticals, Inc.	319,497	658
*		Biomimetic Therapeutics, Inc.	37,710	655
*		Allion Healthcare Inc.	119,142	654
*	^	Optimer Pharmaceuticals Inc.	93,200	652
*	^	PhotoMedex, Inc.	668,212	628
*		Renovis, Inc.	207,252	628
*		Orchid Cellmark, Inc.	124,435	622
*		PDI, Inc.	66,322	621
*		Encysive Pharmaceuticals, Inc.	730,416	621
*		Icad Inc.	304,841	616
*		CombiMatrix Corp.	81,924	609
*		Nutraceutical International Corp.	45,812	607
*		Health Grades, Inc	101,425	603
*	^	Avanir Pharmaceuticals Class A	478,598	603
*		Lifecore Biomedical Inc.	40,987	592
*	^	AthenaHealth Inc.	16,200	583
*		ThermoGenesis Corp.	366,798	580

*	^	ATS Medical, Inc.	259,420	573
*	^	Neurometrix Inc.	62,097	571
*		HealthTronics Surgical Services, Inc.	123,464	567
*	^	Corcept Therapeutics Inc.	183,043	566
*		Hi-Tech Pharmacal Co., Inc.	57,945	563
*		Cytokinetics, Inc.	118,063	558
*		Cynosure Inc.	21,100	558
*		SRI/Surgical Express, Inc.	91,061	537
*	^	Antigenics, Inc.	262,574	536
*		Obagi Medical Products, Inc.	29,200	534
*		Exactech, Inc.	25,624	532
*		AtriCure, Inc.	40,502	531
*	^	Nastech Pharmaceutical Co., Inc.	138,927	528
*		BioSphere Medical Inc.	102,701	527
*		Endologix, Inc.	186,853	523
*		Mediware Information Systems, Inc.	76,602	516
*		Tercica, Inc.	76,020	515
*		TomoTherapy, Inc.	26,200	512
		Young Innovations, Inc.	21,351	511
*		Vascular Solutions, Inc.	77,236	502
*		Animal Health International, Inc.	40,795	502
*		MedAssets, Inc.	20,800	498
*	^	Osiris Therapeutics, Inc.	41,161	495
*	^	Epicept Corp.	389,506	495
*		Idenix Pharmaceuticals Inc.	181,855	491
*	^	Genelabs Technologies, Inc.	395,506	490
*	^	Hythiam Inc.	167,268	490
		National Healthcare Corp. Cvt. Pfd.	34,701	486
*	^	Peregrine Pharmaceuticals, Inc.	1,308,631	484
*		VistaCare, Inc.	66,191	480
*	^	Rochester Medical Corp.	42,755	476
*		Dynavax Technologies Corp.	93,592	475
*		American Dental Partners, Inc.	47,339	475
*		Hooper Holmes, Inc.	271,577	467
*		Dialysis Corp. of America	54,340	462
*	^	Bionovo Inc.	266,479	456
*		America Service Group Inc.	61,552	451
*		Neurogen Corp.	127,928	441
*		Candela Corp.	78,168	436
*	^	Aastrom Biosciences, Inc.	838,008	436
*	^	Cell Therapeutics, Inc.	231,311	435
*		Orthologic Corp.	316,119	427
*		National Medical Health Card Systems, Inc.	44,989	425
*		Altus Pharmaceuticals, Inc.	80,002	414
*		Emageon Inc.	103,363	413
*	^	GTC Biotherapeutics, Inc.	455,051	398
*	^	Emisphere Technologies, Inc.	145,370	397
*	^	EntreMed, Inc.	330,654	397
*	^	Ista Pharmaceuticals Inc.	78,773	386
*		STAAR Surgical Co.	144,410	381
*		Oxigene, Inc.	151,876	378
*		Northstar Neuroscience, Inc.	40,520	377
*		Molecular Insight Pharmaceuticals, Inc.	40,895	370
*		Vical, Inc.	86,572	368
*	^	Santarus Inc.	133,451	367
*		Insulet Corp.	15,601	366
*		LeMaitre Vascular Inc.	57,742	358
*		Metabasis Therapeutics, Inc.	115,061	353
*	^	Proxymed Pharmacy, Inc.	131,491	351

*		Sunlink Health Systems, Inc.	56,900	347
*		Memory Pharmaceuticals Corp.	607,078	346
*		Life Sciences Research, Inc.	17,211	346
*		Anadys Pharmaceuticals Inc.	213,903	344
*		Merge Technologies, Inc.	288,703	344
*		Almost Family Inc.	17,522	339
*	^	BioLase Technology, Inc.	143,702	339
*		Lipid Sciences, Inc.	389,300	339
*		CuraGen Corp.	361,699	333
*	^	Vermillion, Inc.	410,211	328
*		Escalon Medical Corp.	91,117	325
*		Tutogen Medical Inc	31,400	324
*		Novamed, Inc.	75,612	321
*		Panacos Pharmaceuticals Inc.	401,337	317
*	^	AVI BioPharma, Inc.	223,627	315
*		Encorium Group, Inc.	182,015	311
*		DUSA Pharmaceuticals, Inc.	149,400	309
*		AP Pharma, Inc.	194,632	308
*	^	Vion Pharmaceuticals, Inc.	552,552	304
*		Cadence Pharmaceuticals, Inc.	20,100	299
*		Barrier Therapeutics Inc.	75,536	298
		National Research Corp.	10,540	285
		Atrion Corp.	2,089	266
*		TorreyPines Therapeutics Inc.	114,941	263
*		Rural/Metro Corp.	122,162	261
*		Inhibitex Inc.	326,688	261
*	^	Northfield Laboratories, Inc.	251,618	259
*	^	Targeted Genetics Corp.	165,795	255
*		Immtech Pharmaceuticals Inc.	72,859	251
*		Allied Healthcare International Inc.	103,259	251
*	^	Nutrition 21 Inc.	360,490	249
*		Urologix, Inc.	212,418	246
*		Home Diagnostics Inc.	29,900	244
*		Combinatorx, Inc.	54,934	244
*	^	Dyadic International Inc.	45,200	241
*		Iridex Corp.	97,567	239
*		Alexza Pharmaceuticals, Inc.	29,450	238
*	^	Arcadia Resources, Inc.	229,920	235
*	^	Isolagen Inc.	92,000	231
*	^	Fonar Corp.	43,515	226
*		NitroMed, Inc.	222,419	225
*	^	Accentia Biopharmaceuticals Inc.	66,961	220
*		Opko Health, Inc.	76,855	219
*		Spectrum Pharmaceuticals Inc.	80,447	219
*		CardioDynamics International Corp.	543,733	218
*	^	Synergetics USA, Inc.	89,184	218
*		Icagen, Inc.	128,034	215
*		The Quigley Corp.	43,797	209
*	^	Introgen Therapeutics, Inc.	69,588	204
*		Orexigen Therapeutics Inc.	14,100	201
*		Bovie Medical Corp.	30,410	195
*	^	Continucare Corp.	68,148	184
*	^	SCOLR Pharma Inc.	126,866	183
*	^	Insite Vision, Inc.	240,685	181
*		Affymax Inc.	8,000	179
*		Hollis-Eden Pharmaceuticals, Inc.	107,128	168
*	^	Hemispherx Biopharma, Inc.	212,892	168
*	^	Neurobiological Technolgoies, Inc.	53,906	166
*		Pharmacyclics, Inc.	110,377	160

*		Chelsea Therapeutics International, Ltd.	21,539	159
*	^	MiddleBrook Pharmaceuticals Inc.	131,016	157
*	^	Trubion Pharmaceuticals, Inc.	15,378	154
*		Acusphere, Inc.	235,221	151
*	^	Critical Therapeutics, Inc.	117,479	149
*		Zila, Inc.	147,526	143
*		I-trax, Inc.	40,100	142
*		Neose Technologies, Inc.	129,014	138
*		AVANT Immunotherapeutics, Inc.	279,365	137
*		SenoRx, Inc.	15,839	135
*		NeoPharm, Inc.	228,750	133
*		ADVENTRX Pharmaceuticals, Inc.	287,844	130
*	^	Nanogen, Inc.	349,227	126
*	^	Threshold Pharmaceuticals, Inc.	229,255	121
*		Genaera Corp.	57,318	115
*		Infinity Pharmaceuticals, Inc.	11,533	110
*	^	NationsHealth, Inc.	264,893	103
*		Cortex Pharmaceuticals, Inc.	202,102	101
*	^	Synta Pharmaceuticals Corp.	15,000	100
*		Cyclacel Pharmaceuticals Inc.	17,991	99
*	^	AtheroGenics, Inc.	257,560	98
*	^	Hana Biosciences, Inc.	86,495	92
*		Cytogen Corp.	170,449	89
*	^	United American Healthcare Corp.	30,666	79
*	^	Oscient Pharmaceuticals Corp.	57,981	78
*		NOVT Corp.	32,943	77
*		Trans1, Inc.	4,500	74
*		SONUS Pharmaceuticals, Inc.	164,938	72
*		Transcend Services, Inc.	4,300	70
*	^	Immunicon Corp.	82,922	69
*		Paincare Holdings Inc.	559,644	67
*	^	BioSante Pharmaceuticals, Inc.	17,616	67
*		Cytori Therapeutics, Inc.	10,600	64
*		Biopure Corp.	92,129	59
*		Retractable Technologies, Inc.	39,268	59
*		CardioTech International, Inc.	86,454	59
*	^	Genta Inc.	107,225	55
*	^	Rotech Healthcare Inc.	139,086	54
*		North American Scientific, Inc.	179,866	54
*		Interleukin Genetics, Inc.	49,200	52
		Utah Medical Products, Inc.	1,600	48
*	^	Interpharm Holdings, Inc.	108,837	46
*		Gene Logic Inc.	55,296	45
*		Jazz Pharmaceuticals Inc.	2,700	40
*	^	Cytomedix, Inc.	21,700	39
*		Metropolitan Health Networks Inc.	15,300	37
*	^	Genitope Corp.	49,084	36
*		Favrille, Inc.	20,695	32
*		Sunesis Pharmaceuticals, Inc.	15,915	31
*		Somaxon Pharmaceuticals, Inc.	5,809	30
*		Sirtis Pharmaceuticals Inc.	1,900	26
*		Inovio Biomedical Corp.	26,005	25
*		Palatin Technologies, Inc.	118,190	24
*		Q-Med, Inc.	131,149	20
*		IVAX Diagnostics, Inc.	27,208	14
*		Cellegy Pharmaceuticals, Inc.	245,753	11
*		Vasomedical, Inc.	174,888	10
*		Precision Optics Corp., Inc.	65,104	9
*		Alphatec Holdings, Inc.	409	2

*		Synvista Therapuetics Inc.	522	1
*	^	Aphton Corp.	129,597	—
				1,838,007
Industrials (15.5%)
*		McDermott International, Inc.	1,051,019	62,042
*		Foster Wheeler Ltd.	334,315	51,826
*		First Solar, Inc.	166,463	44,469
		Joy Global Inc.	505,811	33,292
*		KBR Inc.	791,337	30,704
*		AGCO Corp.	430,406	29,259
		Roper Industries Inc.	416,867	26,071
		Flowserve Corp.	267,090	25,694
		Harsco Corp.	396,436	25,400
		SPX Corp.	244,895	25,187
*		Stericycle, Inc.	412,692	24,514
		Fastenal Co.	595,455	24,068
		The Dun & Bradstreet Corp.	270,829	24,004
		Ametek, Inc.	503,853	23,600
		Republic Services, Inc. Class A	750,888	23,540
*		BE Aerospace, Inc.	435,555	23,041
*		Shaw Group, Inc.	380,312	22,986
		Manpower Inc.	378,368	21,529
*		Quanta Services, Inc.	798,832	20,961
*		URS Corp.	373,094	20,270
*		UAL Corp.	544,903	19,431
*		General Cable Corp.	247,556	18,141
		Bucyrus International, Inc.	176,288	17,521
*		Alliant Techsystems, Inc.	152,889	17,393
*		Corrections Corp. of America	582,236	17,182
*	^	SunPower Corp. Class A	129,499	16,885
		Oshkosh Truck Corp.	348,659	16,478
*		AMR Corp.	1,166,940	16,372
		Pentair, Inc.	469,855	16,356
*		Northwest Airlines Corp.	1,095,692	15,898
*		Covanta Holding Corp.	565,282	15,636
		Donaldson Co., Inc.	336,041	15,586
*		Delta Air Lines Inc.	993,134	14,788
		The Timken Co.	447,059	14,686
*		Copart, Inc.	339,505	14,446
		Hubbell Inc. Class B	278,712	14,382
		Lincoln Electric Holdings, Inc.	201,793	14,364
		Kennametal, Inc.	367,094	13,898
		IDEX Corp.	384,511	13,892
*		FTI Consulting, Inc.	223,388	13,770
		The Brink’s Co.	228,665	13,660
*	^	USG Corp.	378,375	13,542
*		Genlyte Group, Inc.	134,780	12,831
		Lennox International Inc.	301,619	12,493
*		Kansas City Southern	361,858	12,423
*		ChoicePoint Inc.	334,471	12,181
*		Thomas & Betts Corp.	238,876	11,714
*		Kirby Corp.	251,258	11,678
		Teleflex Inc.	185,339	11,678
*		Spirit Aerosystems Holdings Inc.	335,127	11,562
		J.B. Hunt Transport Services, Inc.	413,961	11,405
		Graco, Inc.	294,008	10,955
		Landstar System, Inc.	258,359	10,890
		Carlisle Co., Inc.	293,658	10,874
*		Hexcel Corp.	445,952	10,828

		Trinity Industries, Inc.	381,731	10,597
		Curtiss-Wright Corp.	209,433	10,514
		DRS Technologies, Inc.	193,532	10,503
		Alexander & Baldwin, Inc.	202,894	10,481
		Crane Co.	239,046	10,255
*		Continental Airlines, Inc. Class B	460,600	10,248
		The Corporate Executive Board Co.	170,238	10,231
		The Toro Co.	186,955	10,178
*		Waste Connections, Inc.	320,368	9,899
		Woodward Governor Co.	139,962	9,510
		Belden Inc.	212,555	9,459
		UAP Holding Corp.	244,595	9,441
		Herman Miller, Inc.	289,897	9,390
		Acuity Brands, Inc.	205,845	9,263
		Watson Wyatt & Co. Holdings	199,029	9,237
		Nordson Corp.	159,104	9,222
*		Moog Inc.	200,117	9,167
*		IHS Inc. Class A	150,456	9,112
		MSC Industrial Direct Co., Inc. Class A	224,215	9,074
*		Owens Corning Inc.	448,375	9,066
		Con-way, Inc.	216,053	8,975
		Brady Corp. Class A	254,610	8,934
		CLARCOR Inc.	234,762	8,914
		Actuant Corp.	260,964	8,875
*		Teledyne Technologies, Inc.	165,066	8,803
*		GrafTech International Ltd.	491,311	8,721
*		Gardner Denver Inc.	251,993	8,316
*		WESCO International, Inc.	209,332	8,298
		GATX Corp.	226,209	8,297
		Deluxe Corp.	245,852	8,086
	^	HNI Corp.	226,120	7,928
		Wabtec Corp.	229,874	7,917
		Skywest, Inc.	293,222	7,873
*	^	Evergreen Solar, Inc.	425,860	7,355
		Valmont Industries, Inc.	82,152	7,321
		Baldor Electric Co.	216,336	7,282
		Kaydon Corp.	133,382	7,275
		Macquarie Infrastructure Co. LLC	177,288	7,185
		Mine Safety Appliances Co.	138,445	7,181
*		EMCOR Group, Inc.	303,560	7,173
*		Esterline Technologies Corp.	137,733	7,128
*		Huron Consulting Group Inc.	88,159	7,108
		Barnes Group, Inc.	211,772	7,071
*		Orbital Sciences Corp.	280,068	6,867
*		AAR Corp.	178,631	6,793
*		Hertz Global Holdings Inc.	424,483	6,745
*		Geo Group Inc.	240,200	6,726
		Regal-Beloit Corp.	147,896	6,648
		Triumph Group, Inc.	78,643	6,476
*		United Rentals, Inc.	347,898	6,387
*		Avis Budget Group, Inc.	488,396	6,349
*	^	Energy Conversion Devices, Inc.	187,614	6,313
		Robbins & Myers, Inc.	80,979	6,124
*		Ceradyne, Inc.	128,843	6,047
*		The Middleby Corp.	78,506	6,015
		Granite Construction Co.	166,135	6,011
*		Tetra Tech, Inc.	274,756	5,907
		Eagle Bulk Shipping Inc.	221,172	5,872
*		Aecom Technology Corp.	203,749	5,821

		IKON Office Solutions, Inc.	441,773	5,752
*		US Airways Group Inc.	384,322	5,653
*		United Stationers, Inc.	118,532	5,477
*		The Advisory Board Co.	85,312	5,476
		Briggs & Stratton Corp.	234,682	5,318
*	^	American Superconductor Corp.	193,632	5,294
*		Perini Corp.	126,985	5,260
		Genco Shipping and Trading Ltd.	95,300	5,219
		Steelcase Inc.	326,549	5,182
		Mueller Industries Inc.	176,394	5,114
		Applied Industrial Technology, Inc.	173,713	5,041
*	^	JetBlue Airways Corp.	849,391	5,011
*		Hub Group, Inc.	186,128	4,947
*		ESCO Technologies Inc.	121,868	4,867
*		Alaska Air Group, Inc.	190,486	4,764
*		Goodman Global, Inc.	191,460	4,698
	^	Simpson Manufacturing Co.	176,210	4,685
*		YRC Worldwide, Inc.	271,912	4,647
		Albany International Corp.	124,792	4,630
		Mueller Water Products, Inc.	457,886	4,565
*		PHH Corp.	253,472	4,471
*		RBC Bearings Inc.	102,382	4,450
*		Cenveo Inc.	252,968	4,419
		Watts Water Technologies, Inc.	147,883	4,407
		Forward Air Corp.	139,506	4,348
*		Korn/Ferry International	228,386	4,298
		Kaman Corp. Class A	116,703	4,296
*		CoStar Group, Inc.	90,798	4,290
		Watsco, Inc.	116,272	4,274
*	^	Taser International Inc.	296,497	4,267
		Interface, Inc.	260,834	4,257
		ABM Industries Inc.	206,890	4,218
		Healthcare Services Group, Inc.	197,094	4,174
		Resources Connection, Inc.	228,141	4,143
*		Acco Brands Corp.	254,831	4,087
*		Clean Harbors Inc.	78,911	4,080
	^	Knight Transportation, Inc.	274,751	4,069
*		Genesee & Wyoming Inc. Class A	166,681	4,029
		Ameron International Corp.	43,294	3,990
*		TeleTech Holdings, Inc.	187,037	3,978
		Rollins, Inc.	206,642	3,968
		Tennant Co.	88,679	3,928
	^	Lindsay Manufacturing Co.	55,091	3,894
		Heartland Express, Inc.	274,439	3,892
*		Layne Christensen Co.	78,957	3,885
		Knoll, Inc.	236,067	3,879
*		American Commercial Lines Inc.	236,853	3,846
		G & K Services, Inc. Class A	100,819	3,783
		Werner Enterprises, Inc.	218,317	3,718
		A.O. Smith Corp.	104,850	3,675
*		Armstrong Worldwide Industries, Inc.	90,858	3,644
		CIRCOR International, Inc.	78,058	3,619
		Titan International, Inc.	114,959	3,594
*		II-VI, Inc.	113,368	3,463
*		Atlas Air Worldwide Holdings, Inc.	63,685	3,453
	^	Franklin Electric, Inc.	89,849	3,439
		Dynamic Materials Corp.	57,528	3,388
*		M&F Worldwide Corp.	62,328	3,356
*		Astec Industries, Inc.	89,846	3,341

	^	HEICO Corp.	60,844	3,315
		Administaff, Inc.	112,652	3,186
*	^	FuelCell Energy, Inc.	320,787	3,182
		Heidrick & Struggles International, Inc.	85,588	3,176
*		EnerSys	126,577	3,159
		Viad Corp.	99,195	3,133
*		EnPro Industries, Inc.	101,602	3,114
*		AirTran Holdings, Inc.	432,258	3,095
*		Old Dominion Freight Line, Inc.	133,910	3,095
*		GenCorp, Inc.	264,542	3,085
*		DynCorp International Inc. Class A	114,692	3,083
		McGrath RentCorp	119,534	3,078
*		Mobile Mini, Inc.	162,642	3,015
		NACCO Industries, Inc. Class A	30,167	3,007
*		TrueBlue, Inc.	207,485	3,004
*		Interline Brands, Inc.	136,540	2,992
		Horizon Lines Inc.	159,535	2,974
*		Republic Airways Holdings Inc.	151,791	2,974
*		Ladish Co., Inc.	68,661	2,965
		Raven Industries, Inc.	77,163	2,962
*		School Specialty, Inc.	85,186	2,943
*		Columbus McKinnon Corp.	90,185	2,942
*	^	Amerco, Inc.	44,757	2,940
*		TransDigm Group, Inc.	64,472	2,912
*		Navigant Consulting, Inc.	211,704	2,894
		Cubic Corp.	73,444	2,879
*	^	Innerworkings, Inc.	166,268	2,870
*		CBIZ Inc.	291,954	2,864
		Comfort Systems USA, Inc.	222,460	2,843
		Bowne & Co., Inc.	161,118	2,836
*		Rush Enterprises, Inc. Class A	155,271	2,823
*		GeoEye Inc.	83,408	2,807
*		American Reprographics Co.	167,288	2,757
*		Consolidated Graphics, Inc.	57,415	2,746
*		NCI Building Systems, Inc.	94,616	2,724
	^	Badger Meter, Inc.	59,470	2,673
		Universal Forest Products, Inc.	90,377	2,662
*		Team, Inc.	72,492	2,652
		Arkansas Best Corp.	118,955	2,610
		American Science & Engineering, Inc.	45,231	2,567
		Federal Signal Corp.	228,211	2,561
*		CRA International Inc.	53,264	2,536
*		Dollar Thrifty Automotive Group, Inc.	107,066	2,535
*		Superior Essex Inc.	103,177	2,476
		Freightcar America Inc.	69,943	2,448
		Pacer International, Inc.	165,845	2,421
*		L.B. Foster Co. Class A	45,663	2,362
*		Kadant Inc.	78,646	2,333
		Apogee Enterprises, Inc.	136,215	2,331
*		Kenexa Corp.	119,394	2,319
		Cascade Corp.	49,292	2,290
*		First Consulting Group, Inc.	175,303	2,267
		Gibraltar Industries Inc.	143,385	2,211
		Vicor Corp.	138,097	2,153
		Tredegar Corp.	131,279	2,111
*	^	TurboChef Technologies, Inc.	126,551	2,088
*		Insituform Technologies Inc. Class A	140,271	2,076
*		Chart Industries, Inc.	66,737	2,062
*		Spherion Corp.	278,409	2,027

		Kelly Services, Inc. Class A	107,801	2,012
*		Axsys Technologies, Inc.	53,891	1,975
		Ennis, Inc.	108,036	1,945
*		Midwest Air Group Inc.	131,213	1,942
*		Furmanite Corp.	158,894	1,875
*		Blount International, Inc.	150,630	1,854
*		Astronics Corp.	43,358	1,843
*		Odyssey Marine Exploration, Inc.	295,312	1,828
*		Beacon Roofing Supply, Inc.	213,213	1,795
		Ampco-Pittsburgh Corp.	46,731	1,782
		HEICO Corp. Class A	41,440	1,765
*		Standard Parking Corp.	36,094	1,750
		AAON, Inc.	87,970	1,744
*		Michael Baker Corp.	42,098	1,730
*		Kforce Inc.	174,769	1,704
*		Volt Information Sciences Inc.	92,739	1,693
*		NuCo2, Inc.	67,973	1,693
		CDI Corp.	68,706	1,667
*		Tecumseh Products Co. Class A	70,996	1,662
		LSI Industries Inc.	90,845	1,653
		Sun Hydraulics Corp.	65,149	1,644
		Waste Industries USA, Inc.	44,139	1,602
*		Casella Waste Systems, Inc.	122,652	1,599
*		Griffon Corp.	124,972	1,556
		Gorman-Rupp Co.	48,737	1,521
*	^	Force Protection, Inc.	321,676	1,505
*		Learning Tree International, Inc.	63,747	1,464
*		Commercial Vehicle Group Inc.	100,328	1,455
*		Ultralife Batteries, Inc.	71,698	1,445
*		Power-One, Inc.	355,399	1,418
*		LECG Corp.	93,867	1,414
*		Pike Electric Corp.	83,585	1,401
*	^	A.S.V., Inc.	100,812	1,396
*		Hurco Cos., Inc.	31,971	1,396
*	^	Plug Power, Inc.	350,561	1,385
		Encore Wire Corp.	85,973	1,369
*		COMSYS IT Partners Inc.	85,870	1,355
*	^	Fuel-Tech N.V.	59,597	1,350
*		Integrated Electrical Services, Inc.	71,104	1,336
		TAL International Group, Inc.	58,400	1,330
*		On Assignment, Inc.	189,464	1,328
*		Peerless Manufacturing Co.	31,592	1,301
*		Northwest Pipe Co.	33,205	1,300
*		Exponent, Inc.	47,780	1,292
*		Lydall, Inc.	122,707	1,291
*		Pinnacle Airlines Corp.	84,600	1,290
*		Ducommun, Inc.	33,804	1,285
		Multi-Color Corp.	45,796	1,258
*		ABX Air, Inc.	298,009	1,246
*	^	3D Systems Corp.	80,428	1,242
*		LMI Aerospace, Inc.	46,661	1,237
*	^	Medis Technology Ltd.	79,450	1,226
		The Standard Register Co.	104,006	1,213
*	^	Microvision, Inc.	309,609	1,207
*		Dynamex Inc.	44,502	1,204
		Wabash National Corp.	156,455	1,203
*		Argon ST, Inc.	64,243	1,192
*		Cornell Cos., Inc.	50,963	1,188
		American Ecology Corp.	50,368	1,183

*		Herley Industries Inc.	84,986	1,169
*		H&E Equipment Services, Inc.	61,708	1,165
*		Park-Ohio Holdings Corp.	45,954	1,153
		The Greenbrier Cos., Inc.	51,509	1,147
*		Flow International Corp.	118,300	1,103
		Virco Manufacturing Corp.	148,255	1,094
		Courier Corp.	33,101	1,093
		Standex International Corp.	62,031	1,082
*		AZZ Inc.	38,168	1,082
*		Accuride Corp.	136,010	1,069
	^	American Woodmark Corp.	58,071	1,056
*		Sterling Construction Co., Inc.	48,143	1,050
*		A.T. Cross Co. Class A	104,663	1,045
*		Magnatek, Inc.	241,951	1,036
*		Hudson Highland Group, Inc.	122,933	1,034
*		PRG-Schultz International, Inc.	118,847	1,019
		Electro Rent Corp.	68,201	1,013
*	^	Basin Water, Inc.	121,983	1,009
*	^	PowerSecure International, Inc.	74,700	1,008
*		Powell Industries, Inc.	22,570	995
*		MTC Technologies, Inc.	42,081	989
*		USA Truck, Inc.	63,814	983
*	^	SatCon Technology Corp.	593,446	979
*		Celadon Group Inc.	106,577	976
		Met-Pro Corp.	80,626	974
*		Industrial Distribution Group, Inc.	84,499	968
*	^	PeopleSupport Inc.	70,225	961
*		Gehl Co.	58,155	933
*	^	Valence Technology Inc.	460,663	917
*		Universal Truckload Services, Inc.	47,623	912
		Twin Disc, Inc.	12,746	902
*	^	Innovative Solutions and Support, Inc.	92,449	896
		Lawson Products, Inc.	23,041	874
*	^	Beacon Power Corp.	570,639	867
*	^	C & D Technologies, Inc.	129,321	855
*		Altra Holdings Inc.	51,323	853
*	^	Frontier Airlines Holdings, Inc.	159,925	841
*		GP Strategies Corp.	78,560	837
*		P.A.M. Transportation Services, Inc.	53,446	831
*		Allegiant Travel Co.	25,455	818
*		CPI Aerostructures, Inc.	93,615	814
*		K-Tron International, Inc	6,812	812
*		BTU International, Inc.	60,748	809
		Angelica Corp.	42,162	805
*		Willis Lease Finance Corp.	63,220	793
*		UQM Technologies, Inc.	232,668	789
	^	Mueller Water Products, Inc. Class A	82,600	786
		Hardinge, Inc.	46,463	780
*		Baldwin Technology Class A	163,545	772
*		Ceco Environmental Corp.	69,320	761
*		Saia, Inc.	56,798	755
	^	Houston Wire & Cable Co.	52,969	749
		Diamond Management and Technology Consultants,Inc.	102,915	748
		Schawk, Inc.	48,096	746
		Aceto Corp.	91,743	734
*		Hawaiian Holdings, Inc.	142,900	729
		Quixote Corp.	37,900	720
*		Miller Industries, Inc.	52,500	719
*	^	Ionatron Inc.	248,628	711

*		Energy Focus Inc.	98,063	711
	^	Preformed Line Products Co.	11,933	710
*	^	RSC Holdings Inc.	56,300	707
*		Marten Transport, Ltd.	49,300	688
*		ExpressJet Holdings, Inc.	271,848	674
*		Aerovironment Inc.	27,731	671
*		Polypore International Inc.	37,470	656
		Supreme Industries, Inc. Class A	111,530	647
		Barrett Business Services, Inc.	34,900	629
*	^	Flanders Corp.	111,393	626
*	^	Arrowhead Research Corp.	164,497	622
*		Sifco Industries, Inc.	36,750	618
*	^	Builders FirstSource, Inc.	84,318	609
*		Intersections Inc.	71,328	594
		Todd Shipyards Corp.	31,217	593
*	^	Trex Co., Inc.	68,971	585
		L.S. Starrett Co. Class A	34,332	581
*	^	Patriot Transportation Holding, Inc.	6,178	570
		Insteel Industries, Inc.	48,268	566
	^	American Railcar Industries, Inc.	28,609	551
		Graham Corp.	10,500	550
*		Metalico, Inc.	48,783	529
*	^	Medialink Worldwide, Inc.	113,009	502
*		Stanley Inc.	15,439	494
*		Nashua Corp.	42,021	488
*		MAIR Holdings, Inc.	103,651	480
*		ICF International, Inc.	18,800	475
*		WCA Waste Corp.	70,553	456
*		Mesa Air Group Inc.	146,869	454
*		U.S. Home Systems, Inc.	84,363	451
*		Perma-Fix Environmental Services, Inc.	182,297	450
*		TRC Cos., Inc.	56,211	450
*		The Allied Defense Group, Inc.	77,635	448
*		La Barge, Inc.	30,977	445
		Applied Signal Technology, Inc.	32,793	445
		Bluelinx Holdings Inc.	112,164	441
*		ICT Group, Inc.	36,852	440
*		Peco II, Inc.	509,205	407
	^	AMREP Corp.	12,689	388
*	^	Capstone Turbine Corp.	237,368	387
		VSE Corp.	7,900	386
*	^	Hoku Scientific, Inc.	33,400	381
*		APAC Teleservices, Inc.	299,622	342
*		Huttig Building Products, Inc.	96,939	338
	^	Omega Flex Inc.	20,504	336
*	^	Active Power, Inc.	151,619	334
*		TriMas Corp.	29,700	315
		Ecology and Environment, Inc.	26,906	298
*	^	Milacron Inc.	91,916	286
*		COMFORCE Corp.	129,816	284
		Alamo Group, Inc.	15,252	276
*		Coleman Cable Inc.	27,600	261
*		Mac-Gray Corp.	22,799	257
*		Quality Distribution Inc.	56,369	250
*		Innotrac Corp.	67,627	244
		Xerium Technologies Inc.	46,725	243
*		Modtech Holdings, Inc.	268,901	239
		Providence and Worcester Railroad Co.	14,200	237
*		Tecumseh Products Co. Class B	11,900	235

	Great Lakes Dredge & Dock Co.	26,812	234
*	Spherix Inc.	197,035	219
* ^	Millennium Cell Inc.	721,597	217
	Frozen Food Express Industries, Inc.	36,616	216
*	Key Technology, Inc.	5,900	204
*	Covenant Transport, Inc.	26,676	179
* ^	Arotech Corp.	84,525	177
	Sypris Solutions, Inc.	28,286	173
^	Empire Resources Inc.	37,469	171
* ^	Document Security Systems, Inc.	23,800	154
*	American Electric Tech. Inc.	35,907	142
*	TVI Corp.	494,807	139
*	Hudson Technology, Inc.	134,508	133
	Superior Uniform Group, Inc.	12,486	122
*	LGL Group	16,300	111
*	Distributed Energy Systems Corp.	261,103	104
*	Rush Enterprises, Inc. Class B	5,550	99
*	PGT, Inc.	20,561	98
*	Spire Corp.	3,800	90
*	Competitive Technologies, Inc.	58,864	88
	The Eastern Co.	4,800	88
*	Advanced Battery Technologies Inc.	16,000	75
*	Hill International Inc.	5,260	75
*	TRM Corp.	151,634	68
*	First Advantage Corp. Class A	3,467	57
*	TeamStaff, Inc.	68,628	48
*	MFRI, Inc.	4,500	48
	Hubbell Inc. Class A	500	28
*	Duff & Phelps Corp.	700	14
*	Ascent Solar Technologies, Inc.	200	5
*	Kaiser Ventures LLC Class A	36,800	—
*	BMC Industries, Inc.	126,104	—
			2,146,860
Information Technology (15.5%)
	MasterCard, Inc. Class A	301,399	64,861
*	Activision, Inc.	1,360,927	40,420
	Harris Corp.	643,648	40,344
	Amphenol Corp.	833,371	38,643
*	NAVTEQ Corp.	459,709	34,754
*	Western Digital Corp.	1,026,168	31,001
*	Iron Mountain, Inc.	833,952	30,873
*	BEA Systems, Inc.	1,893,550	29,880
*	McAfee Inc.	750,924	28,160
*	Alliance Data Systems Corp.	368,493	27,633
*	LAM Research Corp.	632,428	27,340
*	Cypress Semiconductor Corp.	743,723	26,796
*	Avnet, Inc.	705,477	24,671
*	salesforce.com, inc.	380,320	23,842
*	Arrow Electronics, Inc.	582,721	22,889
*	Cadence Design Systems, Inc.	1,256,033	21,365
*	NCR Corp.	849,993	21,335
*	DST Systems, Inc.	241,285	19,918
*	FLIR Systems, Inc.	628,436	19,670
*	Mettler-Toledo International Inc.	168,504	19,176
*	Red Hat, Inc.	910,312	18,971
*	Hewitt Associates, Inc.	490,502	18,781
*	Synopsys, Inc.	682,443	17,696
	Global Payments Inc.	368,663	17,150
*	Trimble Navigation Ltd.	562,264	17,003

*	Equinix, Inc.	168,135	16,993
*	SAIC, Inc.	778,271	15,659
*	CommScope, Inc.	313,523	15,428
	Intersil Corp.	626,737	15,343
*	ANSYS, Inc.	366,157	15,181
	Broadridge Financial Solutions LLC	655,438	14,701
*	Itron, Inc.	143,150	13,738
*	Brocade Communications Systems, Inc.	1,837,607	13,488
*	MICROS Systems, Inc.	192,230	13,487
*	Nuance Communications, Inc.	714,131	13,340
*	Varian Semiconductor Equipment Associates, Inc.	360,274	13,330
*	Ingram Micro, Inc. Class A	687,966	12,411
*	Foundry Networks, Inc.	701,590	12,292
*	Polycom, Inc.	430,748	11,966
*	International Rectifier Corp.	341,632	11,605
*	F5 Networks, Inc.	397,039	11,324
*	Zebra Technologies Corp. Class A	325,674	11,301
	FactSet Research Systems Inc.	202,696	11,290
*	Sybase, Inc.	430,667	11,236
* ^	Cree, Inc.	398,781	10,955
*	Integrated Device Technology Inc.	923,850	10,449
*	ValueClick, Inc.	472,339	10,344
*	NeuStar, Inc. Class A	360,002	10,325
*	ON Semiconductor Corp.	1,133,784	10,068
*	Vishay Intertechnology, Inc.	875,669	9,991
*	Tech Data Corp.	260,688	9,833
*	Metavante Technologies	420,224	9,800
*	Silicon Laboratories Inc.	260,185	9,739
*	Parametric Technology Corp.	542,251	9,679
*	Tessera Technologies, Inc.	225,096	9,364
*	Dolby Laboratories Inc.	187,508	9,323
*	Anixter International Inc.	147,796	9,203
*	Atmel Corp.	2,116,674	9,144
	National Instruments Corp.	270,741	9,024
	Jack Henry & Associates Inc.	370,116	9,009
	Diebold, Inc.	310,080	8,986
*	THQ Inc.	314,460	8,865
*	Rambus Inc.	421,286	8,822
*	ADC Telecommunications, Inc.	553,904	8,613
*	3Com Corp.	1,882,478	8,509
*	Fairchild Semiconductor International, Inc.	585,513	8,449
*	Atheros Communications, Inc.	265,285	8,102
*	Microsemi Corp.	360,015	7,971
*	RF Micro Devices, Inc.	1,362,433	7,779
	Fair Isaac, Inc.	236,982	7,619
*	TIBCO Software Inc.	940,923	7,593
*	FormFactor Inc.	226,529	7,498
*	Informatica Corp.	410,522	7,398
*	Concur Technologies, Inc.	201,975	7,314
*	Sigma Designs, Inc.	132,400	7,308
* ^	Sonus Networks, Inc.	1,237,145	7,213
*	SiRF Technology Holdings, Inc.	283,286	7,119
*	Rofin-Sinar Technologies Inc.	146,946	7,070
*	Euronet Worldwide, Inc.	228,708	6,861
* ^	VeriFone Holdings, Inc.	294,900	6,856
*	Aspen Technologies, Inc.	416,914	6,762
*	Wright Express Corp.	187,674	6,661
*	Progress Software Corp.	196,845	6,630
*	PMC Sierra Inc.	1,012,123	6,619

*		CNET Networks, Inc.	715,800	6,542
*		Emulex Corp.	399,142	6,514
*	^	Take-Two Interactive Software, Inc.	350,113	6,460
*		Skyworks Solutions, Inc.	756,188	6,428
*		CACI International, Inc.	141,528	6,336
*		Arris Group Inc.	628,024	6,268
*		Digital River, Inc.	189,438	6,265
		ADTRAN Inc.	286,929	6,135
*		Benchmark Electronics, Inc.	340,140	6,031
*		Electronics for Imaging, Inc.	268,132	6,028
		MoneyGram International, Inc.	391,652	6,020
*		Comtech Telecommunications Corp.	110,494	5,968
*		Lawson Software, Inc.	579,719	5,936
*		Quest Software, Inc.	320,806	5,916
		Blackbaud, Inc.	210,512	5,903
		Plantronics, Inc.	226,824	5,897
*		NETGEAR, Inc.	165,270	5,895
*		SRA International, Inc.	200,124	5,894
*		Cymer, Inc.	151,092	5,882
*		Blue Coat Systems, Inc.	177,670	5,840
*		Gartner, Inc. Class A	328,981	5,777
*		CyberSource Corp.	323,036	5,740
*		Plexus Corp.	218,409	5,735
*		Perot Systems Corp.	417,418	5,635
*		Avocent Corp.	237,857	5,544
		Technitrol, Inc.	193,272	5,524
*		Blackboard Inc.	136,466	5,493
*		Zoran Corp.	236,675	5,328
*		Omniture, Inc.	159,380	5,306
*		MPS Group, Inc.	479,145	5,242
*		ATMI, Inc.	162,187	5,231
*	^	InterDigital, Inc.	221,123	5,159
*		L-1 Identity Solutions Inc.	286,958	5,151
*		Dycom Industries, Inc.	193,236	5,150
*		Synaptics Inc.	124,820	5,138
*		j2 Global Communications, Inc.	234,102	4,956
*		Checkpoint Systems, Inc.	185,907	4,830
*		Macrovision Corp.	259,483	4,756
*		Entegris Inc.	546,664	4,718
*		Semtech Corp.	300,361	4,662
*		Avid Technology, Inc.	164,036	4,649
*		DealerTrack Holdings Inc.	138,412	4,633
*		Amkor Technology, Inc.	539,277	4,600
*		Intermec, Inc.	225,994	4,590
*		MKS Instruments, Inc.	238,924	4,573
*		Mentor Graphics Corp.	421,783	4,547
*		Sanmina-SCI Corp.	2,496,728	4,544
*		Harmonic, Inc.	433,331	4,541
*		Advent Software, Inc.	83,354	4,509
*		Diodes Inc.	146,467	4,404
*		Brooks Automation, Inc.	332,946	4,398
*		TriQuint Semiconductor, Inc.	657,072	4,356
*		Commvault Systems, Inc.	204,813	4,338
*		MicroStrategy Inc.	45,587	4,335
*		Sapient Corp.	486,188	4,283
*		Standard Microsystem Corp.	109,601	4,282
*		FEI Co.	170,746	4,240
*		ViaSat, Inc.	122,964	4,234
*		Insight Enterprises, Inc.	232,039	4,232

*		Tekelec	336,430	4,205
*		Ariba, Inc.	373,355	4,163
		Cognex Corp.	205,226	4,135
*		Power Integrations, Inc.	119,651	4,120
*		EarthLink, Inc.	582,403	4,118
*		Cabot Microelectronics Corp.	113,057	4,060
*	^	OmniVision Technologies, Inc.	259,048	4,054
*		ManTech International Corp.	91,590	4,013
*		ScanSource, Inc.	122,230	3,954
		Acxiom Corp.	328,038	3,848
		United Online, Inc.	320,817	3,792
*		Hittite Microwave Corp.	78,354	3,742
*		Brightpoint, Inc.	243,259	3,736
*		The Ultimate Software Group, Inc.	117,364	3,693
*		SAVVIS, Inc.	131,567	3,672
		MTS Systems Corp.	85,756	3,659
*		VASCO Data Security International, Inc.	130,353	3,639
*		Rogers Corp.	83,654	3,628
*		Synchronoss Technologies, Inc.	102,182	3,621
*		Websense, Inc.	212,957	3,616
		Daktronics, Inc.	156,929	3,542
*		Littelfuse, Inc.	105,618	3,481
		Imation Corp.	162,245	3,407
*		Sycamore Networks, Inc.	871,138	3,345
		MAXIMUS, Inc.	86,530	3,341
*		SonicWALL, Inc.	308,628	3,308
*		ACI Worldwide, Inc.	173,620	3,306
*		Hutchinson Technology, Inc.	124,020	3,264
*		ANADIGICS, Inc.	281,959	3,262
*		Epicor Software Corp.	276,195	3,254
*		Manhattan Associates, Inc.	123,286	3,250
*		SPSS, Inc.	90,162	3,238
*		Wind River Systems Inc.	360,798	3,222
		AVX Corp.	236,166	3,169
	^	Palm, Inc.	492,202	3,121
*		Riverbed Technology, Inc.	116,447	3,114
*		AMIS Holdings Inc.	309,490	3,101
*		CMGI, Inc.	233,938	3,062
*		Ixia	321,308	3,046
		Black Box Corp.	83,193	3,009
*	^	Echelon Corp.	145,626	3,006
*		Interwoven Inc.	209,503	2,979
		InfoSpace, Inc.	156,852	2,949
*	^	EMCORE Corp.	191,491	2,930
		Methode Electronics, Inc. Class A	177,422	2,917
*		Solera Holdings, Inc.	116,594	2,889
*		Applied Micro Circuits Corp.	329,529	2,880
*	^	Bankrate, Inc.	59,723	2,872
*		RealNetworks, Inc.	468,530	2,853
*		Actuate Software Corp.	361,803	2,811
*		Sykes Enterprises, Inc.	154,726	2,785
*		Electro Scientific Industries, Inc.	139,998	2,779
*		BearingPoint, Inc.	962,332	2,723
*		KEMET Corp.	409,373	2,714
		Park Electrochemical Corp.	96,023	2,712
*		Stratasys, Inc.	103,448	2,673
*		Novatel Wireless, Inc.	163,717	2,652
*		Forrester Research, Inc.	94,470	2,647
*	^	Netlogic Microsystems Inc.	81,939	2,638

*		Radiant Systems, Inc.	150,486	2,593
*		Taleo Corp. Class A	87,031	2,592
*		Quantum Corp.	957,859	2,577
*		Art Technology Group, Inc.	593,072	2,562
*		JDA Software Group, Inc.	123,842	2,534
*		MSC Software Corp.	194,403	2,525
*		Photronics, Inc.	201,687	2,515
		Agilysys, Inc.	165,761	2,506
*		Powerwave Technologies, Inc.	619,552	2,497
*		Tyler Technologies, Inc.	193,668	2,496
		Quality Systems, Inc.	81,783	2,494
*		Vignette Corp.	169,993	2,484
*		CSG Systems International, Inc.	168,626	2,482
*		Magma Design Automation, Inc.	203,018	2,479
*		Secure Computing Corp.	252,264	2,422
*	^	ParkerVision, Inc.	150,383	2,379
*		Newport Corp.	184,527	2,360
*		EMS Technologies, Inc.	77,092	2,331
		Micrel, Inc.	274,666	2,321
*		Kulicke & Soffa Industries, Inc.	337,044	2,312
*		Pericom Semiconductor Corp.	123,513	2,310
*		Perficient, Inc.	146,650	2,308
		TNS Inc.	129,338	2,296
*		Advanced Energy Industries, Inc.	173,716	2,272
*		Veeco Instruments, Inc.	135,733	2,267
*		Cirrus Logic, Inc.	427,249	2,256
*		Axcelis Technologies, Inc.	488,623	2,248
*		Cogent Inc.	201,144	2,243
*	^	Universal Display Corp.	107,611	2,224
*	^	Zix Corp.	481,684	2,216
*		FalconStor Software, Inc.	195,692	2,203
*		Mastec Inc.	215,403	2,191
*		Interactive Intelligence Inc.	82,992	2,187
*	^	WebMD Health Corp. Class A	53,238	2,186
*		DTS Inc.	85,334	2,182
*		EPIQ Systems, Inc.	120,946	2,106
*	^	Monolithic Power Systems	97,569	2,095
*		Finisar Corp.	1,444,639	2,095
*		FARO Technologies, Inc.	76,594	2,082
*		Internet Capital Group Inc.	175,057	2,055
*		The Knot, Inc.	125,112	1,994
*		Microtune, Inc.	302,196	1,973
*		Conexant Systems, Inc.	2,351,811	1,952
*		Adaptec, Inc.	569,647	1,925
*		Silicon Image, Inc.	423,519	1,914
*		Excel Technology, Inc.	70,591	1,913
*		Vocus, Inc.	55,054	1,901
*		Anaren, Inc.	114,821	1,893
*		Mattson Technology, Inc.	220,393	1,887
*		Move, Inc.	750,591	1,839
*		Lattice Semiconductor Corp.	555,995	1,807
*		Terremark Worldwide, Inc.	276,749	1,799
*		TTM Technologies, Inc.	154,121	1,797
*		Trident Microsystems, Inc.	273,440	1,794
		CTS Corp.	179,823	1,786
*		DSP Group Inc.	146,201	1,784
*		Ansoft Corp.	68,326	1,766
*		Mercury Computer Systems, Inc.	109,258	1,760
		TheStreet.com, Inc.	108,887	1,733

*		S1 Corp.	236,914	1,729
*		Visual Sciences Inc.	92,519	1,710
*		Internap Network Services Corp.	205,127	1,709
		Syntel, Inc.	44,044	1,697
*		Actel Corp.	123,536	1,687
*		Extreme Networks, Inc.	476,339	1,686
	^	Marchex, Inc.	152,114	1,652
*		Spansion Inc. Class A	419,373	1,648
*		Keynote Systems Inc.	116,347	1,635
*		AXT, Inc.	263,471	1,634
*		eSPEED, Inc. Class A	144,370	1,631
*		Ciber, Inc.	266,844	1,630
		Pegasystems Inc.	133,390	1,591
*		Harris Stratex Networks, Inc. Class A	95,229	1,590
*		Genesis Microchip Inc.	185,084	1,586
*		MRV Communications Inc.	683,384	1,585
*		Supertex, Inc.	50,660	1,585
*		iGATE Corp.	186,240	1,577
		Cohu, Inc.	102,717	1,572
	^	Heartland Payment Systems, Inc.	58,280	1,562
*		Rudolph Technologies, Inc.	132,794	1,503
*		Exar Corp.	186,934	1,490
*		Intervoice, Inc.	186,377	1,489
*		RightNow Technologies Inc.	92,765	1,470
		NIC Inc.	172,351	1,455
*		Intevac, Inc.	100,041	1,455
*		Gerber Scientific, Inc.	134,511	1,453
*		OSI Systems Inc.	54,525	1,443
*		I-many, Inc.	463,278	1,436
*		Advanced Analogic Technologies, Inc.	125,734	1,418
*		X-Rite Inc.	121,188	1,408
*		Phoenix Technologies Ltd.	107,412	1,383
*	^	UTStarcom, Inc.	500,704	1,377
*	^	LoopNet, Inc.	97,700	1,373
*		Multi-Fineline Electronix, Inc.	78,635	1,364
*		Silicon Storage Technology, Inc.	454,812	1,360
*	^	Rackable Systems Inc.	133,660	1,337
*		Immersion Corp.	102,846	1,332
*		Telular Corp.	194,104	1,330
*		Digi International, Inc.	93,469	1,326
*		Credence Systems Corp.	547,004	1,324
		infoUSA Inc.	147,776	1,320
*		Loral Space and Communications Ltd.	38,247	1,310
*		Spectrum Control, Inc.	84,945	1,308
*		LoJack Corp.	77,613	1,305
*		SI International Inc.	46,915	1,289
*		Ultratech, Inc.	113,001	1,281
*	^	Research Frontiers, Inc.	127,902	1,279
*		SeaChange International, Inc.	174,686	1,263
*		Network Equipment Technologies, Inc.	148,517	1,251
*		NetScout Systems, Inc.	96,090	1,227
*	^	Lasercard Corp.	115,432	1,224
*		RadiSys Corp.	91,180	1,222
*		Greenfield Online, Inc.	83,415	1,219
*		Sonic Solutions, Inc.	116,620	1,212
*		IXYS Corp.	150,514	1,207
*		GSE Systems, Inc.	117,868	1,207
*	^	Avanex Corp.	1,172,450	1,172
*		Switch and Data Inc.	71,863	1,151

*		Hughes Communications Inc.	21,061	1,150
*		Versant Corp.	39,447	1,148
		Gevity HR, Inc.	149,154	1,147
		Integral Systems, Inc.	48,312	1,124
*		Rimage Corp.	43,154	1,120
		Openwave Systems Inc.	430,411	1,119
*		Aetrium, Inc.	184,914	1,109
*		Ramtron International Corp.	257,456	1,107
*		Chordiant Software, Inc.	129,028	1,103
*		Oplink Communications, Inc.	71,200	1,093
*		Ultra Clean Holdings, Inc.	88,853	1,084
*		Semitool, Inc.	124,534	1,081
*		Hypercom Corp.	216,546	1,078
*		Kopin Corp.	339,456	1,073
*		Lionbridge Technologies, Inc.	301,975	1,072
*	^	Presstek, Inc.	209,218	1,071
*		Innodata Isogen, Inc.	198,497	1,062
*		Bookham, Inc.	439,507	1,046
*		MIPS Technologies, Inc.	209,683	1,040
*		Bottomline Technologies, Inc.	73,860	1,034
*		Computer Task Group, Inc.	185,548	1,026
*		Zhone Technologies	872,868	1,021
*		SYNNEX Corp.	51,227	1,004
*		Packeteer, Inc.	160,876	991
		Renaissance Learning, Inc.	70,472	987
*		IPG Photonics Corp.	49,317	986
*		Globecomm Systems, Inc.	83,820	981
*		SupportSoft, Inc.	220,203	980
*		Double-Take Software Inc.	44,945	976
*		Measurement Specialties, Inc.	43,291	957
		Bel Fuse, Inc. Class B	32,200	942
*	^	i2 Technologies, Inc.	74,691	941
*		Data I/O Corp.	142,866	936
*	^	Volterra Semiconductor Corp.	84,328	930
*	^	Convera Corp.	332,644	921
*		Global Cash Access, Inc.	150,563	912
*		Performance Technologies, Inc.	165,274	909
*		Online Resources Corp.	76,077	907
*		OPNET Technologies, Inc.	99,986	906
*		Napco Security Systems, Inc.	144,480	903
*		Cray, Inc.	150,508	902
*		Callidus Software Inc.	174,328	901
*	^	Mindspeed Technologies, Inc.	735,595	897
*		Asyst Technologies, Inc.	271,925	886
*		Iomega Corp.	253,312	879
*		Zones, Inc.	80,987	877
*		Borland Software Corp.	289,490	871
*		BSQUARE Corp.	129,958	871
*		Website Pros, Inc.	74,676	867
*	^	Nextwave Wireless Inc.	161,026	866
*	^	iPass Inc.	212,054	861
*	^	On2 Technologies, Inc.	844,058	861
*		LivePerson, Inc.	161,059	860
*		Management Network Group Inc.	323,772	855
*		Safeguard Scientifics, Inc.	472,463	850
*		Photon Dynamics, Inc.	102,256	849
*		Integrated Silicon Solution, Inc.	127,842	846
*		Nu Horizons Electronics Corp.	120,770	839
		Total System Services, Inc.	29,910	837

*		Acme Packet, Inc.	66,366	836
*		NMS Communications Corp.	515,731	835
*		NetManage, Inc.	137,974	833
*		Digimarc Corp.	94,008	829
*	^	Smith Micro Software, Inc.	97,325	824
*	^	Local.com Corp	169,877	817
*		LTX Corp.	256,750	816
*	^	Bidz.com, Inc.	90,991	816
		American Software, Inc. Class A	95,757	814
*		Saba Software, Inc.	157,901	812
*	^	TranSwitch Corp.	919,175	809
*		STEC Inc.	92,178	806
*	^	Micronetics Inc.	95,020	805
*		Bitstream Inc.	125,403	803
*		Virage Logic Corp.	95,167	795
		Keithley Instruments Inc.	81,114	785
		QAD Inc.	83,858	783
*		Moldflow Corp.	48,337	779
*		Startek, Inc.	82,869	772
*		Aware, Inc.	184,000	771
*		Monotype Imaging Holdings Inc.	50,622	768
*	^	Elixir Gaming Technologies, Inc.	178,250	766
*		PC Connection, Inc.	66,806	758
*		Zygo Corp.	60,408	753
*		Pervasive Software Inc.	186,283	751
	^	Imergent, Inc.	69,800	739
*		Symmetricom Inc.	156,451	737
*		PLX Technology, Inc.	79,227	737
*		Viewpoint Corp.	624,304	737
*		Hauppage Digital, Inc.	153,081	732
*		PDF Solutions, Inc.	79,887	720
*	^	NVE Corp.	29,191	718
*		MoSys, Inc.	147,632	716
*		ZiLOG, Inc.	202,394	702
*		ExlService Holdings, Inc.	30,164	696
		iBasis, Inc.	135,614	696
*		Dynamics Research Corp.	63,960	692
		MOCON, Inc.	60,543	688
*		Infinera Corp.	46,321	687
*		I.D. Systems, Inc.	54,829	683
*		Network Engines, Inc.	420,262	677
*	^	American Technology Corp.	266,029	673
*		TechTeam Global, Inc.	53,128	669
*	^	BigBand Networks Inc.	129,166	664
*		Rainmaker Systems, Inc.	102,650	663
*		ActivIdentity Corp.	169,149	656
		Communications Systems, Inc.	54,604	649
*		Datalink Corp.	175,517	648
*		Captaris Inc.	149,448	646
*	^	Maxwell Technologies, Inc.	77,640	642
		Astro-Med, Inc.	64,839	639
*		DivX, Inc.	45,487	637
*		Telecommunication Systems, Inc.	175,567	634
*		Mobility Electronics, Inc.	408,745	634
*		DDi Corp.	112,175	632
*		Entrust, Inc.	323,975	625
*		QuickLogic Corp.	189,360	625
*	^	8X8 Inc.	697,676	621
*	^	Superconductor Technologies Inc.	111,696	620

		Cass Information Systems, Inc.	18,362	613
*		Onvia.com, Inc.	70,639	604
*		Tollgrade Communications, Inc.	75,070	602
*		Endwave Corp.	82,522	600
*		RF Monolithics, Inc.	94,159	598
		COMARCO, Inc.	108,103	598
*		Pfsweb Inc.	467,094	589
*		Peerless Systems Corp.	224,453	581
*		Tumbleweed Communications Corp.	343,164	577
*		Think Partnership Inc.	376,300	572
*		Nanometrics Inc.	57,838	570
*	^	Lumera Corp.	217,179	567
*		CyberOptics Corp.	46,589	559
*		Liquidity Services, Inc.	43,249	558
*		Answerthink Consulting Group, Inc.	114,981	556
*		Sumtotal Systems Inc.	115,866	550
*		KVH Industries, Inc.	68,126	549
*		Starent Networks Corp.	29,500	538
*		White Electronic Designs Corp.	115,241	535
*		Key Tronic Corp.	127,533	532
*		SM&A Corp.	90,987	530
*		Concurrent Computer Corp.	637,883	529
*		EFJ, Inc.	189,919	520
*		Simulations Plus, Inc.	136,540	519
*		Autobytel Inc.	187,199	515
*		SCM Microsystems, Inc.	153,920	514
*		InsWeb Corp.	57,161	514
*		Electroglas, Inc.	304,202	511
*		Salary.com, Inc.	39,444	507
*	^	Transmeta Corp.	37,057	506
*		Radyne Comstream Inc.	54,845	505
*		PC-Tel, Inc.	73,528	504
*		Catapult Communications Corp.	66,492	502
*		Catalyst Semiconductor, Inc.	106,713	496
*		Ebix, Inc.	6,768	490
*	^	OpenTV Corp.	370,390	489
*	^	Telkonet, Inc.	584,582	485
*		Data Domain, Inc.	18,405	485
*		CallWave, Inc.	156,207	484
*		Nextest Systems Corp.	24,032	478
*		LeCroy Corp.	49,738	478
*		OpNext, Inc.	53,600	474
*		Comverge Inc.	14,651	461
*		Silicon Graphics Inc.	25,142	460
*		SourceForge Inc.	182,941	448
*		Tier Technologies, Inc.	51,910	441
*		Ciprico Inc.	93,049	436
*		Techwell, Inc.	39,500	435
*	^	Intelli-Check Inc.	135,160	433
*		Cherokee International Corp.	211,293	431
*	^	Optium Corp.	53,432	421
*		hi/fn, Inc.	73,079	418
*		SRS Labs, Inc.	76,819	411
*		Smart Modular Technologies Inc.	40,055	408
*		Planar Systems, Inc.	63,562	407
*		RAE Systems, Inc.	150,033	405
*		Evolving Systems, Inc.	133,174	397
*		Bell Microproducts Inc.	64,646	389
*		Westell Technologies, Inc.	269,126	388

*		Centillium Communications, Inc.	336,814	387
*		CPI International, Inc.	22,586	386
*		NeoMagic Corp.	123,502	384
*		Travelzoo, Inc.	26,977	369
*		California Micro Devices Corp.	79,185	367
*		Ditech Networks Inc.	105,365	366
*		Airspan Networks Inc.	205,124	361
*	^	Midway Games Inc.	129,667	358
*		Video Display Corp.	46,589	354
*		Applied Digital Solutions, Inc.	797,925	343
*		Napster, Inc.	170,125	335
*		Optical Cable Corp.	82,646	330
*		Dot Hill Systems Corp.	133,020	323
*		Allied Motion Technologies, Inc.	68,999	321
		Mesa Laboratories, Inc.	12,258	304
*	^	Mechanical Technology Inc.	395,938	297
*		Cavium Networks, Inc.	12,740	293
*		InFocus Corp.	160,488	292
*	^	Daystar Technologies, Inc.	46,637	291
*		Cascade Microtech, Inc.	28,600	291
*		Jupitermedia Corp.	75,427	288
*		En Pointe Technologies, Inc.	122,089	288
*	^	Wave Systems Corp. Class A	195,358	283
*		Kintera Inc.	189,936	283
*		LookSmart, Ltd.	87,842	280
*		Carrier Access Corp.	115,327	277
*	^	Vyyo Inc.	88,146	277
*		Calamp Corp.	98,344	273
*		Pixelworks, Inc.	354,080	269
*		AuthenTec, Inc.	18,400	267
*		ComScore Inc.	8,150	266
*		FSI International, Inc.	146,554	264
		Avici Systems Inc.	32,564	258
*		Entertainment Distribution Company Inc.	382,593	256
*		PAR Technology Corp.	32,969	254
*	^	Access Intergrated Technologies Inc.	56,752	254
*		Staktek Holdings Inc.	129,651	250
*		Selectica, Inc.	138,772	250
*		ESS Technology, Inc.	187,476	249
*		Newtek Business Services, Inc.	199,127	247
*		Majesco Entertainment Co.	176,715	239
*		PLATO Learning, Inc.	59,707	237
*		Lantronix, Inc.	306,807	236
*		LogicVision, Inc.	236,153	236
*		BladeLogic Inc.	7,900	234
*		Dice Holdings Inc.	29,200	233
*		Miva Inc.	120,925	231
*		Sonic Foundry, Inc.	161,520	229
		TSR, Inc.	54,086	221
*		EnerNOC Inc.	4,420	217
*		Synplicity, Inc.	37,338	217
*		Ikanos Communications, Inc.	39,964	215
*		SteelCloud Inc.	234,983	211
*		TII Network Technologies, Inc.	107,178	208
*		Limelight Networks Inc.	29,800	205
*		TransAct Technologies Inc.	42,304	203
*		Goldleaf Financial Solutions, Inc.	127,352	202
		Bel Fuse, Inc. Class A	5,719	197
*		Netezza Corp.	14,281	197

*	^	FOCUS Enhancements, Inc.	388,012	194
*		Merix Corp.	40,537	188
*		WJ Communications, Inc.	254,022	188
*		Aruba Networks, Inc.	11,500	171
*		Orbcomm, Inc.	27,010	170
*		AuthentiDate Holding Corp.	264,399	156
*		Occam Networks, Inc.	42,481	151
*		Leadis Technology Inc.	50,620	145
*		DataTRAK International Inc.	85,096	136
*		Evans & Sutherland Computer Corp.	107,101	134
*		Sunrise Telecom Inc.	65,460	133
		CAM Commerce Solutions, Inc.	3,089	129
*	^	LightPath Technologies, Inc. Class A	55,757	109
*		SigmaTel Inc.	51,597	109
*	^	Verso Technologies, Inc.	280,417	95
*	^	Cosine Communications, Inc.	34,812	94
*		Isilon Systems Inc.	18,204	92
*		Innovex, Inc.	106,590	90
*		deltathree, Inc.	217,919	87
*		Intraware, Inc.	15,123	85
*		PlanetOut, Inc.	12,670	79
		Richardson Electronics, Ltd.	11,090	78
*		TechTarget	5,000	74
*		Glu Mobile Inc.	13,100	68
*		ShoreTel, Inc.	3,200	45
*		Delphax Technologies, Inc.	81,502	44
*		Bell Industries, Inc.	49,046	44
*		Ibis Technology Corp.	101,314	44
*		MakeMusic! Inc.	3,956	40
		Frequency Electronics, Inc.	4,000	38
*		Unica Corp.	4,103	38
*		Sourcefire Inc.	4,400	37
*		Overland Storage, Inc.	21,120	31
*	^	Atari, Inc.	21,962	28
*		Technology Solutions Co.	9,671	27
*		Eagle Test Systems, Inc.	2,000	26
*		NCI, Inc.	1,200	21
*		Verticalnet, Inc.	2,574	6
*		ThinkEngine Networks, Inc.	18,400	5
*		ISCO International, Inc.	18,000	4
*		URON	726	3
*	^	VCampus Corp.	38,990	1
*		Conolog Corp.	475	1
*		Radview Software Ltd.	9,000	1
*		Media 100 Inc.	162,889	—
*		MTI Technology Corp.	101,018	—
*		US Dataworks Inc.	100	—
				2,146,447
Materials (6.2%)
*		The Mosaic Co.	732,011	69,058
*		Owens-Illinois, Inc.	729,690	36,120
		Steel Dynamics, Inc.	450,929	26,862
		Martin Marietta Materials, Inc.	195,768	25,959
		Celanese Corp. Series A	605,640	25,631
		CF Industries Holdings, Inc.	225,291	24,796
*		AK Steel Holding Corp.	524,844	24,269
*		Terra Industries, Inc.	431,615	20,614
		Airgas, Inc.	384,330	20,027
		Cleveland-Cliffs Inc.	194,243	19,580

		FMC Corp.	358,101	19,534
*		Crown Holdings, Inc.	746,590	19,150
*		Domtar Corp.	2,439,287	18,758
		Lubrizol Corp.	325,268	17,617
		Carpenter Technology Corp.	229,754	17,271
		Reliance Steel & Aluminum Co.	312,354	16,930
		Commercial Metals Co.	564,462	16,567
		Nalco Holding Co.	679,259	16,424
		Sonoco Products Co.	474,380	15,503
		Albemarle Corp.	373,249	15,397
		AptarGroup Inc.	323,377	13,229
*		Smurfit-Stone Container Corp.	1,202,016	12,693
		Packaging Corp. of America	436,337	12,305
		Cytec Industries, Inc.	197,595	12,168
		RPM International, Inc.	570,584	11,583
		Huntsman Corp.	428,325	11,008
		Valspar Corp.	473,520	10,673
		Cabot Corp.	318,661	10,624
		Greif Inc. Class A	158,764	10,378
		Temple-Inland Inc.	495,000	10,321
		Quanex Corp.	175,408	9,104
		Texas Industries, Inc.	129,020	9,044
		Chemtura Corp.	1,137,832	8,875
*		OM Group, Inc.	141,844	8,162
		Scotts Miracle-Gro Co.	207,259	7,756
*		RTI International Metals, Inc.	108,827	7,501
*		Century Aluminum Co.	137,077	7,394
		Eagle Materials, Inc.	208,086	7,383
*		W.R. Grace & Co.	276,922	7,250
		Schnitzer Steel Industries, Inc. Class A	103,343	7,144
		Olin Corp.	348,989	6,746
		Louisiana-Pacific Corp.	492,610	6,739
*	^	Coeur d’Alene Mines Corp.	1,314,854	6,495
		H.B. Fuller Co.	286,613	6,434
		Sensient Technologies Corp.	222,457	6,291
		Compass Minerals International, Inc.	152,610	6,257
		Minerals Technologies, Inc.	91,096	6,099
		Silgan Holdings, Inc.	117,400	6,098
		Worthington Industries, Inc.	324,796	5,807
		Kaiser Aluminum Corp.	70,941	5,638
		Metal Management, Inc.	122,172	5,562
*	^	AbitibiBowater, Inc.	268,381	5,531
*		Hecla Mining Co.	568,187	5,313
*	^	Zoltek Cos., Inc.	117,539	5,039
		Arch Chemicals, Inc.	116,190	4,270
		Ferro Corp.	205,160	4,253
		Rock-Tenn Co.	157,924	4,013
*		Rockwood Holdings, Inc.	114,886	3,817
		AMCOL International Corp.	105,696	3,808
		NewMarket Corp.	68,158	3,796
		Koppers Holdings, Inc.	84,620	3,659
*		Brush Engineered Materials Inc.	96,877	3,604
		Royal Gold, Inc.	115,517	3,526
		Glatfelter	212,465	3,253
*	^	Calgon Carbon Corp.	196,246	3,118
*	^	General Moly, Inc.	262,560	3,064
		Deltic Timber Corp.	58,534	3,014
*		PolyOne Corp.	441,628	2,906
*		Haynes International, Inc.	41,445	2,880

		A. Schulman Inc.	130,628	2,815
*	^	Flotek Industries, Inc.	73,520	2,650
		A.M. Castle & Co.	97,437	2,649
		Wausau Paper Corp.	294,513	2,648
*	^	Headwaters Inc.	203,494	2,389
*		Stillwater Mining Co.	238,063	2,300
*		Buckeye Technology, Inc.	183,508	2,294
		Spartech Corp.	153,496	2,164
		Schweitzer-Mauduit International, Inc.	77,758	2,015
		Myers Industries, Inc.	132,795	1,922
		Westlake Chemical Corp.	98,765	1,876
		Neenah Paper Inc.	63,023	1,837
*		Graphic Packaging Corp.	489,069	1,805
*	^	LSB Industries, Inc.	63,037	1,779
		Tronox Inc. Class B	191,681	1,658
*		Esmark, Inc.	109,458	1,547
*		Zep, Inc.	106,124	1,472
		Olympic Steel, Inc.	45,387	1,439
*		Universal Stainless & Alloy Products, Inc.	39,287	1,397
*		Omnova Solutions Inc.	311,808	1,375
*		GenTek, Inc.	46,894	1,373
		Penford Corp.	50,427	1,290
*		ICO, Inc.	99,980	1,284
		Balchem Corp.	56,018	1,254
*		Symyx Technologies, Inc.	158,409	1,217
		NL Industries, Inc.	103,984	1,189
	^	Georgia Gulf Corp.	164,703	1,090
*		Landec Corp.	79,982	1,072
		American Vanguard Corp.	59,492	1,032
*		U.S. Gold Corp.	328,402	972
*		AEP Industries, Inc.	30,233	968
		Quaker Chemical Corp.	36,822	809
*	^	Nonophase Technologies Corp.	205,141	780
*	^	Mercer International Inc.	99,539	779
		Stepan Co.	22,807	742
		U.S. Energy Corp.	162,244	690
*		Horsehead Holding Corp.	40,071	680
		Great Northern Iron Ore Properties	5,100	652
		NN, Inc.	64,826	611
*		U.S. Concrete, Inc.	183,096	610
		Nevada Chemicals, Inc.	70,857	604
*		Material Sciences Corp.	78,240	581
*		Claymont Steel Holdings	23,038	538
*		ADA-ES Inc.	68,487	518
*		Allied Nevada Gold Corp.	80,606	502
*		Rock of Ages Corp.	87,944	440
*		Caraustar Industries, Inc.	133,654	413
		Chesapeake Corp. of Virginia	78,615	408
*		Mod-Pac Corp.	49,498	371
*		TOR Minerals International, Inc.	160,090	343
		Hawkins, Inc.	21,355	320
*		Solitario Resources Corp.	39,500	209
		Synalloy Corp.	12,138	209
		Innophos Holdings Inc.	10,650	158
*		United States Lime & Mineral	3,451	105
*	^	Kapstone Paper and Packaging Corp.	11,300	79
*		Canyon Resources Corp.	136,500	53
*		Eden Bioscience Corp.	80,725	48
*		American Pacific Corp.	2,610	44

				862,760
Telecommunication Services (1.8%)
*		NII Holdings Inc.	809,481	39,114
*		Crown Castle International Corp.	932,882	38,808
		Telephone & Data Systems, Inc.	351,342	21,994
*	^	Level 3 Communications, Inc.	7,222,718	21,957
*		SBA Communications Corp.	490,715	16,606
*		Time Warner Telecom Inc.	682,888	13,856
*		Leap Wireless International, Inc.	244,004	11,380
		Telephone & Data Systems, Inc.—Special Common Shares	147,351	8,487
*		U.S. Cellular Corp.	78,969	6,641
*		Cincinnati Bell Inc.	1,172,757	5,571
*		Cogent Communications Group, Inc.	227,598	5,396
*		Metropcs Communications Inc.	228,944	4,453
*		Premiere Global Services, Inc.	291,149	4,324
*		Cbeyond Inc.	106,320	4,145
*		PAETEC Holding Corp.	353,898	3,450
*	^	Clearwire Corp.	232,051	3,181
		Alaska Communications Systems Holdings, Inc.	203,778	3,057
*		Centennial Communications Corp. Class A	319,841	2,971
*		Rural Cellular Corp. Class A	61,782	2,724
		Iowa Telecommunications Services Inc.	155,428	2,527
		NTELOS Holdings Corp.	84,571	2,511
*		Syniverse Holdings Inc.	158,817	2,474
		Shenandoah Telecommunications Co.	102,946	2,469
		iPCS, Inc.	64,849	2,334
		IDT Corp. Class B	265,004	2,239
*		General Communication, Inc.	242,391	2,121
		FairPoint Communications, Inc.	161,796	2,107
		USA Mobility, Inc.	135,659	1,940
		Consolidated Communications Holdings, Inc.	86,011	1,712
		North Pittsburgh Systems, Inc.	66,412	1,621
*	^	Vonage Holdings Corp.	506,040	1,164
*	^	ICO Global Communications (Holdings) Ltd.	360,487	1,146
*	^	TerreStar Corp.	154,000	1,116
		SureWest Communications	64,605	1,105
*		Covad Communications Group, Inc.	1,280,532	1,101
		Atlantic Tele-Network, Inc.	31,804	1,074
*		Kratos Defense & Security Inc.	358,133	842
*		FiberNet Telecom Group, Inc.	99,266	791
*	^	Globalstar, Inc.	93,135	745
*		Fibertower Corp.	311,107	709
*		XETA Technologies Inc.	153,079	686
		Hickory Tech Corp.	68,066	637
		D&E Communications, Inc.	34,092	493
*		Arbinet Holdings, Inc.	72,060	436
*	^	Virgin Mobile USA, Inc.-A	46,000	409
		Warwick Valley Telephone Co.	26,511	317
*		LCC International, Inc. Class A	146,064	263
*		Metro One Telecommunications, Inc.	62,638	106
*	^	Multiband Corp.	32,938	89
		IDT Corp.	7,368	58
*		GoAmerica, Inc.	2,302	13
*		Fusion Telecommunications International, Inc.	36,100	12
*		Trinsic Inc.	4,606	—
				255,482
Utilities (5.3%)
*		NRG Energy, Inc.	1,122,808	48,662
*		Mirant Corp.	1,198,278	46,709

*		Reliant Energy, Inc.	1,606,744	42,161
		Equitable Resources, Inc.	569,490	30,342
		Wisconsin Energy Corp.	550,440	26,812
		MDU Resources Group, Inc.	856,877	23,658
		SCANA Corp.	549,044	23,142
		Northeast Utilities	729,045	22,826
		ONEOK, Inc.	489,305	21,906
		Energen Corp.	338,269	21,727
		Alliant Energy Corp.	526,929	21,441
		Energy East Corp.	745,690	20,290
		Sierra Pacific Resources	1,091,735	18,538
		National Fuel Gas Co.	393,212	18,355
		NSTAR	502,628	18,205
		Southern Union Co.	564,935	16,586
		DPL Inc.	534,547	15,849
		OGE Energy Corp.	431,741	15,668
		Puget Energy, Inc.	550,762	15,107
		AGL Resources Inc.	365,875	13,772
		UGI Corp. Holding Co.	501,957	13,678
	^	Aqua America, Inc.	623,984	13,228
		Great Plains Energy, Inc.	405,283	11,883
		Atmos Energy Corp.	419,750	11,770
		ITC Holdings Corp.	201,095	11,346
		Westar Energy, Inc.	431,054	11,182
		Vectren Corp.	360,175	10,449
		Piedmont Natural Gas, Inc.	348,870	9,126
		Hawaiian Electric Industries Inc.	388,724	8,851
		Black Hills Corp.	177,997	7,850
		Cleco Corp.	282,049	7,841
		PNM Resources Inc.	361,778	7,760
		WGL Holdings Inc.	232,638	7,621
		IDACORP, Inc.	209,045	7,363
		New Jersey Resources Corp.	132,470	6,626
*		Aquila, Inc.	1,767,340	6,592
		Northwest Natural Gas Co.	125,561	6,110
		Southwest Gas Corp.	200,041	5,955
*		El Paso Electric Co.	216,081	5,525
		Avista Corp.	249,461	5,373
		UniSource Energy Corp.	166,901	5,266
		South Jersey Industries, Inc.	139,447	5,033
		NorthWestern Corp.	169,955	5,014
		Otter Tail Corp.	140,087	4,847
		ALLETE, Inc.	121,679	4,816
		UIL Holdings Corp.	118,927	4,394
		Portland General Electric Co.	144,438	4,012
		Ormat Technologies Inc.	72,565	3,992
		MGE Energy, Inc.	102,818	3,647
		California Water Service Group	97,647	3,615
		The Laclede Group, Inc.	102,659	3,515
		Empire District Electric Co.	145,917	3,324
		American States Water Co.	80,340	3,027
		CH Energy Group, Inc.	65,500	2,917
		EnergySouth, Inc.	37,943	2,201
		SJW Corp.	63,358	2,197
*	^	Cadiz Inc.	79,078	1,661
		Southwest Water Co.	120,136	1,504
		Connecticut Water Services, Inc.	53,269	1,256
		Central Vermont Public Service Corp.	36,610	1,129
		Chesapeake Utilities Corp.	31,382	1,000

*		Maine & Maritimes Corp.	27,125	902
		Middlesex Water Co.	44,359	841
		Unitil Corp.	23,826	677
*		Ocean Power Technologies, Inc.	24,624	400
*		Pure Cycle Corp.	50,876	391
		The York Water Co.	18,547	287
		Artesian Resources Corp Class A	13,143	248
*		Renegy Holdings, Inc.	34,268	215
		BIW Ltd.	3,500	83
				730,296
Total Common Stocks (Cost $11,454,252)				13,845,099
Temporary Cash Investments (4.4%)[1]
Money Market Fund (4.4%)
	2	Vanguard Market Liquidity Fund, 4.664%	24,670,741	24,671
	2	Vanguard Market Liquidity Fund, 4.664%	588,347,900	588,348
				613,019

		Face	Market
		Amount	Value
		($000)	($000)

U.S. Agency Obligation (0.0%)
3	Federal Home Loan Bank
4	4.548%, 2/1/08	6,000	5,976
Total Temporary Cash Investments (Cost $618,995)			618,995
Total Investments (104.2%) (Cost $12,073,247)			14,464,094
Other Assets and Liabilities—Net (–4.2%)			(586,065)
Net Assets (100%)			13,878,029

* Non-income-producing security.

^ Part of security position is on loan to broker-dealers.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 99.9% and 4.3%

2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3 The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4 Securities with a value of $5,976,000 have been segregated as initial margin for open futures contracts.

REIT—Real Estate Investment Trust.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Fund and the Shareholders of Vanguard Extended Market Index Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Extended Market Index Fund (a separate fund of Vanguard Index Fund, the “Fund”) as of December 31, 2007, and for the year then ended and have issued our unqualified report thereon dated February 8, 2008. Our audit included an audit of the Fund’s schedule of investments as of December 31, 2007. This schedule of investments is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this schedule of investments based on our audit.

In our opinion, the accompanying schedule of investments referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, PA

February 8, 2008

© 2008 Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA980 022008

>  For the 2007 fiscal year, all four Vanguard large-capitalization index funds closely tracked their target indexes.

>  Large-cap growth stocks surged ahead of their value counterparts. Energy stocks were the broad market’s best performers; financials were the worst.

>  For the decade ended December 31—or since inception for the Large-Cap Index Fund—all four index funds outperformed the average results for their peers, the vast majority of which are actively managed funds.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	4
Growth Index Fund	12
Value Index Fund	38
Large-Cap Index Fund	63
Total Stock Market Index Fund	78
Your Fund’s After-Tax Returns	94
About Your Fund’s Expenses	96
Glossary	99

Past performance is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the cover of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2007
	Ticker	Total
	Symbol	Returns
Vanguard Growth Index Fund
Investor Shares	VIGRX	12.6%
AdmiralTM Shares[1]	VIGAX	12.7
SignalTM Shares[2]	VIGSX	2.4[3]
Institutional Shares[4]	VIGIX	12.7
ETF Shares[5]	VUG
Market Price		12.7
Net Asset Value		12.7
MSCI® US Prime Market Growth Index		12.7
Average Large-Cap Growth Fund[6]		14.2

Vanguard Value Index Fund
Investor Shares	VIVAX	0.1%
Admiral Shares[1]	VVIAX	0.2
Signal Shares[2]	VVISX	–8.6[3]
Institutional Shares[4]	VIVIX	0.2
ETF Shares[5]	VTV
Market Price		0.2
Net Asset Value		0.2
MSCI US Prime Market Value Index		0.2
Average Large-Cap Value Fund[6]		2.3

1  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2  Signal Shares also carry lower costs and are available to certain institutional shareholders that meet specific administrative, service, and account-size criteria.

3  Return since the share-class inception on June 4, 2007.

4  This class of shares also carries lower costs and is available for a minimum initial investment of $5 million.

5  These Vanguard ETF® Shares are traded on the American Stock Exchange and are available only through brokers. The table shows ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2.

6  Derived from data provided by Lipper Inc.

1

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2007
	Ticker	Total
	Symbol	Returns
Vanguard Large-Cap Index Fund
Investor Shares	VLACX	6.3%
Admiral Shares[1]	VLCAX	6.4
Signal Shares[2]	VLCSX	1.9[3]
Institutional Shares[4]	VLISX	6.4
ETF Shares[5]	VV
Market Price		6.2
Net Asset Value		6.4
MSCI US Prime Market 750 Index		6.4
Average Large-Cap Core Fund[6]		5.7

Vanguard Total Stock Market Index Fund
Investor Shares	VTSMX	5.5%
Admiral Shares[1]	VTSAX	5.6
Signal Shares[2]	VTSSX	5.6
Institutional Shares[4]	VITSX	5.6
ETF Shares[5]	VTI
Market Price		5.4
Net Asset Value		5.6
MSCI US Broad Market Index		5.6
Average Multi-Cap Core Fund[6]		6.4

1  A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

2  Signal Shares also carry lower costs and are available to certain institutional shareholders that meet specific administrative, service, and account-size criteria.

3  Return since the share-class inception on August 30, 2007.

4  This class of shares also carries lower costs and is available for a minimum initial investment of $5 million.

5  These Vanguard ETF Shares are traded on the American Stock Exchange and are available only through brokers. The table shows ETF returns based on both the AMEX market price and the net asset value for a share. U.S. Pat. No. 6,879,964 B2.

6  Derived from data provided by Lipper Inc.

2

Your Fund’s Performance at a Glance

December 31, 2006–December 31, 2007
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Growth Index Fund
Investor Shares	$29.77	$33.23	$0.270	$0.000
Admiral Shares	29.77	33.23	0.308	0.000
Signal Shares	30.26[1]	30.77	0.221	0.000
Institutional Shares	29.77	33.23	0.318	0.000
ETF Shares	57.85	64.56	0.600	0.000
Value Index Fund
Investor Shares	$26.58	$25.94	$0.683	$0.000
Admiral Shares	26.58	25.94	0.710	0.000
Signal Shares	30.14[1]	27.00	0.565	0.000
Institutional Shares	26.58	25.94	0.718	0.000
ETF Shares	68.14	66.51	1.820	0.000
Large-Cap Index Fund
Investor Shares	$25.42	$26.59	$0.427	$0.000
Admiral Shares	31.78	33.25	0.570	0.000
Signal Shares	28.74[2]	29.00	0.274	0.000
Institutional Shares	130.78	136.82	2.351	0.000
ETF Shares	62.92	65.83	1.138	0.000
Total Stock Market Index Fund
Investor Shares	$34.09	$35.36	$0.602	$0.000
Admiral Shares	34.09	35.36	0.629	0.000
Signal Shares	32.91	34.13	0.607	0.000
Institutional Shares	34.10	35.36	0.638	0.000
ETF Shares	140.08	145.27	2.595	0.000

1  Share price at inception on June 4, 2007.

2  Share price at inception on August 30, 2007.

3

Chairman’s Letter

Dear Shareholder,

After climbing to record highs in mid-October, U.S. equity markets retreated but still finished in positive territory for the fifth consecutive year.

For 2007, Vanguard’s four large-capitalization index funds posted Investor Shares returns ranging from a modest 0.1% for the Value Index Fund to 12.6% for the Growth Index Fund. As is typical, returns of the broader-based Large-Cap and Total Stock Market funds—which hold both growth and value stocks—were in between, at 6.3% and 5.5%, respectively. The returns of all four funds tracked their target indexes closely, consistent with their objectives.

For taxable investors, it’s worth noting that index funds can have tax advantages over actively managed funds; historically, these funds’ low turnover and Vanguard’s disciplined management have limited the realization and distribution of capital gains. During 2007, none of the large-cap index funds distributed a capital gain. If you hold your shares in a taxable account, you may wish to review our report on the funds’ after-tax returns on page 80.

During the year, Vanguard introduced Signal Shares for the Value, Growth, and Large-Cap Index Funds. This lower-cost share class is available to certain qualifying institutional clients.

4

Stocks traced a jagged path to positive returns

The broad U.S. stock market returned 5.7% in 2007, a fairly tame result that masked a year of ups and downs for equities. The gains in the first half of the year were largely surrendered in July and August as the subprime mortgage crisis reverberated beyond housing and financial-related companies, creating fears of a broader economic slowdown. The markets moved higher but remained volatile throughout the rest of the year as investors reacted to mixed economic data, a weakening U.S. dollar, and crude oil prices that surged to nearly $100 per barrel by year-end.

Against this backdrop, many investors sought stability in large-capitalization stocks, which outperformed small-caps for the year; meanwhile, growth stocks outpaced their value-oriented counterparts.

For U.S.-based investors, international stocks posted stronger results than U.S. equities for the sixth consecutive year, with much of the outperformance attributable to the weakness of the U.S. dollar. Emerging markets led the way, followed by developed economies in Europe and the Pacific region.

Risk aversion set the tone in the bond market

During the first half of 2007, the bond market was characterized by tight credit spreads, reflecting investors’ willingness to take on greater levels of risk to earn higher yields. That sentiment changed in the midsummer fallout from the subprime lending crisis. Investors grew wary of risk, and showed a preference for higher-quality corporate and government bonds.

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2007
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	5.8%	9.1%	13.4%
Russell 2000 Index (Small-caps)	–1.6	6.8	16.2
Dow Jones Wilshire 5000 Index (Entire market)	5.7	9.2	14.1
MSCI All Country World Index ex USA (International)	17.1	20.4	24.5

Bonds
Lehman U.S. Aggregate Bond Index (Broad taxable market)	7.0%	4.6%	4.4%
Lehman Municipal Bond Index	3.4	3.9	4.3
Citigroup 3-Month Treasury Bill Index	4.7	4.2	2.9

CPI
Consumer Price Index	4.1%	3.3%	3.0%

This shift drove up prices for high-quality issues, and as the bonds’ prices rose, their yields fell. The yield of the benchmark 10-year Treasury note, for example, fell a full percentage point in the last half of the year (from 5.03% on June 30 to 4.03% at year-end). The Federal Reserve Board lowered its target for the federal funds rate three times in the final four months of 2007, pushing yields even lower on the shorter end of the maturity spectrum.

The broad taxable bond market returned 7.0%, outpacing the stock market for the first calendar year since 2002. Tax-exempt municipal bonds returned 3.4%.

5

Total Returns
Ten Years Ended December 31, 2007
Average
Annual Return
Growth Index Fund Investor Shares	5.1%
Spliced Growth Index[1]	5.2
Average Large-Cap Growth Fund[2]	4.3
Value Index Fund Investor Shares	6.7%
Spliced Value Index[3]	6.8
Average Large-Cap Value Fund[2]	6.3
Large-Cap Index Fund Investor Shares	9.4%[4]
MSCI US Prime Market 750 Index	9.5[4]
Average Large-Cap Core Fund[2]	7.7[4]
Total Stock Market Index Fund Investor Shares	6.2%
Spliced Total Stock Market Index[5]	6.3
Average Multi-Cap Core Fund[2]	6.1

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

1  S&P 500/Barra Growth Index through May 16, 2003; MSCI US Prime Market Growth Index thereafter.

2  Derived from data provided by Lipper Inc.

3  S&P 500/Barra Value Index through May 16, 2003; MSCI US Prime Market Value Index thereafter.

4  Values since the Investor Shares’ inception on January 30, 2004.

5  Dow Jones Wilshire 5000 Index through April 22, 2005: MSCI US Broad Market Index thereafter.

6

Large-cap growth stocks reclaimed lead from value stocks

Investors’ striking shift toward a preference for growth companies in 2007, together with relatively strong performance by large-cap equities, set the stage for the Growth Index Fund to produce the best result among the four Vanguard large-cap index funds.

The Growth Index Fund’s Investor Shares returned 12.6% for the year, reflecting strong gains in three sectors that benefited from rising global demand: energy, industrials, and information technology. On average, these sectors represented less than half of the fund’s assets, but they contributed three-quarters of the overall return. The Growth Index Fund’s energy stocks gained 50% on rising oil prices and particularly strong demand from emerging-market economies. On the other hand, the fund’s telecommunication services and consumer discretionary stocks declined as consumers tightened their belts.

At the other end of the performance spectrum, the Value Index Fund returned just 0.1% for Investor Shares. Eight of the fund’s ten sectors notched gains—led by energy stocks—but could not overcome the headwind from the beleaguered financials and consumer discretionary sectors. Together, the market’s two worst performers represented about 40% of the target index—and therefore of the fund—on average, and they trimmed more than 8 percentage points from the overall return. Spreading fallout from the subprime mortgage debacle took its toll on a wide range of financial institutions and on consumer spending, which was also constrained by rising energy prices and concerns about a slowing economy.

The Large-Cap Index Fund—which essentially combines the holdings of the Growth and Value Index Funds—delivered a 6.3% return for Investor Shares, near the midpoint between the two style-oriented funds. The top sector contributors, in part reflecting the ascendant performance of growth stocks, were energy, information technology, and industrials; financials and consumer discretionary stocks were, again, notable laggards.

Unlike the other funds in this report, the Total Stock Market Index Fund invests in all corners of the market—including mid- and smaller-sized companies—as it seeks to capture the overall return of U.S. equities. The fund’s 5.5% return for Investor Shares in part reflected declines among its small-and mid-cap value holdings, although the fund did benefit from particularly strong performance by mid-cap growth stocks. Because large-cap stocks are dominant in the portfolio, the fund’s key leading and lagging sectors were the same as in the Large-Cap Index Fund.

Funds’ long-term returns exceed those of many actively managed peers

Although three of Vanguard’s four large-cap index funds lagged their peer groups’ average results in 2007, a look at the funds’ long-term record reveals the benefits of a low-cost indexing strategy. Over the past decade (or since inception for the Large-Cap fund), all four of our funds outpaced the average results for their peers—the vast majority of which are actively managed funds—by margins ranging from 0.1 to 1.7 percentage points per year, as the table on page 6 illustrates.

Three of Vanguard’s four large-cap index funds marked their 15th anniversaries in 2007—the Growth Index, Value Index, and Total Stock Market Index Funds—underscoring their staying power. All four funds have consistently met their primary objective of closely tracking the performance of their target indexes, a challenge that demands skill and discipline. This success is a tribute to Vanguard Quantitative Equity Group, the funds’ advisor, which has developed and continually refined sophisticated risk-control and trading systems to manage index funds.

By keeping fund expenses low, Vanguard significantly enhances an index fund’s ability to closely track its target index, which is not managed and therefore incurs no costs. And low expenses help investors keep more of the return the fund earns, an advantage that compounds over time. The table on page 9 shows how our funds’ expenses measure up against the average for competitors.

7

Indexing is a proven strategy for long-term investors

Investors were jolted by the sharp increase in market volatility in 2007. After soaring to record highs, many equity markets around the world retrenched significantly. At the same time, fixed income markets were roiled by the fallout from the subprime mortgage crisis. Market movements are hard to predict, so Vanguard always encourages shareholders to invest with a long-term view, to diversify within and across classes, and to pay attention to costs.

Indexing embodies all of our bedrock principles. While there have been dramatic changes in investment strategies and offerings since the launch of Vanguard’s first index fund more than 30 years ago, indexing has proven its merit as a tried and true investment strategy for the long haul.

Vanguard’s large-cap index offerings can help investors who seek to capture the returns of the entire U.S. stock market—through the Total Stock Market Index Fund—or discrete segments. Our funds also offer broad diversification within a chosen market segment at very low cost. And, for investors targeting exposure to a particular market segment, such as large-cap value stocks, an index fund aimed at that part of the market offers the advantage of style consistency over time.

With its many advantages—including simplicity, diversification, style consistency, and a history of providing low costs and tax efficiency—indexing can play a key role in a portfolio designed to fit your goals, risk tolerance, and time horizon.

Thank you for entrusting your assets 3

to Vanguard.

Sincerely,

John J. Brennan

Chairman and Chief Executive Officer

January 11, 2008

8

Expense Ratios[1]
Your fund compared with its peer group
Expense
Ratio
Growth Index Fund
Investor Shares	0.22%
Admiral Shares	0.10
Signal Shares	0.10[2]
Institutional Shares	0.07
ETF Shares	0.10
Average Large-Cap Growth Fund	1.43

Value Index Fund
Investor Shares	0.20%
Admiral Shares	0.10
Signal Shares	0.10[2]
Institutional Shares	0.07
ETF Shares	0.10
Average Large-Cap Value Fund	1.35

Large-Cap Index Fund
Investor Shares	0.20%
Admiral Shares	0.08
Signal Shares	0.08[2]
Institutional Shares	0.08
ETF Shares	0.07
Average Large-Cap Core Fund	1.35

Total Stock Market Index Fund
Investor Shares	0.15%
Admiral Shares	0.07
Signal Shares	0.07
Institutional Shares	0.05
ETF Shares	0.07
Average Multi-Cap Core Fund	1.30

1  Fund expense ratios reflect the 12 months ended December 31, 2007. Peer-group expense ratios are derived from data provided by Lipper Inc. and capture information through year-end 2006.

2  Annualized; based on the period since the share-class inception.

9

Vanguard Growth ETF
Premium/Discount: January 26, 2004[1]–December 31, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	567	57.17%	411	41.43%
25–49.9	4	0.40	2	0.20
50–74.9	4	0.40	0	0.00
75–100.0	1	0.10	0	0.00
>100.0	3	0.30	0	0.00
Total	579	58.37%	413	41.63%

Vanguard Value ETF
Premium/Discount: January 26, 2004[1]–December 31, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	558	56.26%	420	42.34%
25–49.9	5	0.50	0	0.00
50–74.9	0	0.00	2	0.20
75–100.0	0	0.00	1	0.10
>100.0	6	0.60	0	0.00
Total	569	57.36%	423	42.64%

Vanguard Large-Cap ETF
Premium/Discount: January 27, 2004[1]–December 31, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[2]	of Days	of Total Days	of Days	of Total Days
0–24.9	543	54.80%	440	44.40%
25–49.9	3	0.30	1	0.10
50–74.9	1	0.10	0	0.00
75–100.0	0	0.00	1	0.10
>100.0	2	0.20	0	0.00
Total	549	55.40%	442	44.60%

1  Inception.

2  One basis point equals 1/100 of a percentage point.

10

Vanguard Total Stock Market ETF
Premium/Discount: December 31, 2002–December 31, 2007

	Market Price Above or		Market Price Below
	Equal to Net Asset Value		Net Asset Value
	Number	Percentage	Number	Percentage
Basis Point Differential[1]	of Days	of Total Days	of Days	of Total Days
0–24.9	758	60.21%	501	39.79%
25–49.9	0	0.00	0	0.00
50–74.9	0	0.00	0	0.00
75–100.0	0	0.00	0	0.00
>100.0	0	0.00	0	0.00
Total	758	60.21%	501	39.79%

1  One basis point equals 1/100 of a percentage point.

11

Growth Index Fund

Fund Profile

As of December 31, 2007

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	422	420	4,843
Median Market Cap	$39.0B	$39.0B	$37.7B
Price/Earnings Ratio	21.6x	21.6x	17.8x
Price/Book Ratio	4.1x	4.1x	2.7x
Yield		0.9%	1.8%
Investor Shares	0.7%
Admiral Shares	0.8%
Signal Shares	0.8%[3]
Institutional Shares	0.8%
ETF Shares	0.8%
Return on Equity	20.3%	20.3%	19.2%
Earnings Growth Rate	23.8%	23.6%	20.7%
Foreign Holdings	0.4%	0.0%	0.0%
Turnover Rate	23.1%	—	—
Expense Ratio		—	—
Investor Shares	0.22%
Admiral Shares	0.10%
Signal Shares	0.10%[3]
Institutional Shares	0.07%
ETF Shares	0.10%
Short-Term Reserves	0.4%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	11.9%	11.9%	9.4%
Consumer Staples	10.1	10.1	8.9
Energy	8.8	8.8	12.3
Financials	7.7	7.7	18.3
Health Care	12.5	12.5	12.0
Industrials	13.2	13.2	11.7
Information Technology	30.5	30.5	16.5
Materials	3.6	3.6	3.8
Telecommunication
Services	0.8	0.8	3.3
Utilities	0.9	0.9	3.8

12

Volatility Measures[4]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.90
Beta	1.00	0.98

Ten Largest Holdings[5] (% of total net assets)

Microsoft Corp.	systems software	4.2%
Apple Inc.	computer hardware	2.4
Cisco Systems, Inc.	communications
	equipment	2.3
Google Inc.	Internet software
	and services	2.2
Intel Corp.	semiconductors	2.2
International Business
Machines Corp.	computer hardware	2.0
Hewlett-Packard Co.	computer hardware	1.8
PepsiCo, Inc.	soft drinks	1.7
Schlumberger Ltd.	oil and gas
	equipment and
	services	1.6
Wal-Mart Stores, Inc.	hypermarkets and
	supercenters	1.6
Top Ten		22.0%

Investment Focus

1  MSCI US Prime Market Growth Index.

2  Dow Jones Wilshire 5000 Index.

3  Annualized.

4  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 99.

5  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

13

Growth Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1997–December 31, 2007

Initial Investment of $10,000

Average Annual Total Returns: Periods Ended December 31, 2007
				Final Value
			Ten	of a $10,000
	One Year	Five Years	Years	Investment
Growth Index Fund Investor Shares[1]	12.56%	11.72%	5.12%	$16,478
Dow Jones Wilshire 5000 Index	5.73	14.07	6.34	18,492
Spliced Growth Index[2]	12.73	11.90	5.21	16,620
Average Large-Cap Growth Fund[3]	14.17	11.75	4.35	15,302

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[4]	Investment
Growth Index Fund Admiral Shares	12.70%	11.84%	1.03%	$107,601
Dow Jones Wilshire 5000 Index	5.73	14.07	4.03	132,547
Spliced Growth Index[2]	12.73	11.90	1.12	108,271

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  S&P 500/Barra Growth Index through May 16, 2003; MSCI US Prime Market Growth Index thereafter.

3  Derived from data provided by Lipper Inc.

4  Performance for the fund and its comparative standards is calculated since the Admiral Shares’ inception: November 13, 2000.

14

Growth Index Fund

		Final Value
	Since	of a $1,000,000
	Inception[1]	Investment
Growth Index Fund Signal Shares	2.43%	$1,024,321
Dow Jones Wilshire 5000 Index	–3.85	961,473
MSCI US Prime Market Growth Index	2.46	1,024,648

				Final Value
			Since	of a $5,000,000
	One Year	Five Years	Inception[1]	Investment
Growth Index Fund Institutional Shares	12.73%	11.88%	3.67%	$7,078,355
Dow Jones Wilshire 5000 Index	5.73	14.07	5.08	8,057,833
Spliced Growth Index[2]	12.73	11.90	3.63	7,050,113

			Final Value
		Since	of a $10,000
	One Year	Inception[1]	Investment
Growth Index Fund ETF Shares Net Asset Value	12.68%	7.48%	$13,275
Dow Jones Wilshire 5000 Index	5.73	9.01	14,036
MSCI US Prime Market Growth Index	12.73	7.54	13,307

Cumulative Returns of ETF Shares: January 26, 2004–December 31, 2007

		Cumulative
	One Year	Since Inception[1]
Growth Index Fund ETF Shares Market Price	12.66%	32.70%
Growth Index Fund ETF Shares Net Asset Value	12.68	32.75
MSCI US Prime Market Growth Index	12.73	33.07

Fiscal-Year Total Returns (%): December 31, 1997–December 31, 2007

1  Performance for the fund and its comparative standards is calculated since the following inception dates: June 4, 2007, for Signal Shares; May 14, 1998, for Institutional Shares; January 26, 2004, for ETF Shares..

2  S&P 500/Barra Growth Index through May 16, 2003; MSCI US Prime Market Growth Index thereafter.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

Note: See Financial Highlights tables on pages 30 through 34for dividend and capital gains information.

15

Growth Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (11.9%)
	The Walt Disney Co.	4,354,927	140,577
	Target Corp.	1,902,302	95,115
	News Corp., Class A	4,299,932	88,106
	McDonald’s Corp.	1,407,422	82,911
	Lowe’s Cos., Inc.	3,507,330	79,336
*	Amazon.com, Inc.	732,346	67,845
*	Comcast Corp. Special
	Class A	3,649,949	66,137
*	Viacom Inc. Class B	1,410,081	61,931
*	Comcast Corp. Class A	3,382,359	61,762
	NIKE, Inc. Class B	862,916	55,434
	Johnson Controls, Inc.	1,401,707	50,517
	Best Buy Co., Inc.	951,399	50,091
	Yum! Brands, Inc.	1,228,076	46,998
*	DIRECTV Group, Inc.	1,684,417	38,944
	Staples, Inc.	1,686,182	38,900
	Omnicom Group Inc.	775,415	36,855
*	Starbucks Corp.	1,762,615	36,081
	The McGraw-Hill Cos., Inc.	800,434	35,067
*	Liberty Media Corp.–Capital
	Series A	290,839	33,880
	International Game
	Technology	768,714	33,770
*	Kohl’s Corp.	723,907	33,155
	TJX Cos., Inc.	1,050,207	30,172
	Harley-Davidson, Inc.	593,273	27,712
*	Ford Motor Co.	4,072,863	27,410
	Marriott International, Inc.
	Class A	799,202	27,317
	Garmin Ltd.	281,425	27,298
*	Liberty Media Corp.–
	Interactive Series A	1,422,299	27,137
*	Coach, Inc.	881,184	26,947
*	MGM Mirage, Inc.	318,150	26,731
*	Las Vegas Sands Corp.	251,456	25,913

16

Growth Index Fund

*	Apollo Group, Inc. Class A	346,992	24,341
	News Corp., Class B	1,048,538	22,281
*	Liberty Global, Inc. Series C	600,792	21,983
	Starwood Hotels & Resorts
	Worldwide, Inc.	495,597	21,821
*	GameStop Corp. Class A	337,968	20,991
	Harrah’s Entertainment, Inc.	221,195	19,631
*^	Sears Holdings Corp.	185,577	18,938
*	Bed Bath & Beyond, Inc.	640,944	18,837
*	EchoStar Communications
	Corp. Class A	493,760	18,625
	Nordstrom, Inc.	467,820	17,183
	Abercrombie & Fitch Co.	208,541	16,677
	Tim Hortons, Inc.	444,519	16,416
	Wynn Resorts Ltd.	142,854	16,018
*	Discovery Holding Co.
	Class A	634,359	15,948
	J.C. Penney Co., Inc.
	(Holding Co.)	323,069	14,212
*	Cablevision Systems
	NY Group Class A	545,377	13,362
*	AutoZone Inc.	111,290	13,345
*	The Goodyear
	Tire & Rubber Co.	447,629	12,632
*	Time Warner Cable, Inc.	426,081	11,760
	Harman International
	Industries, Inc.	146,400	10,791
*	Penn National Gaming, Inc.	173,587	10,337
*	Liberty Global, Inc. Class A	262,047	10,270
*^	CarMax, Inc.	514,113	10,154
*^	Sirius Satellite Radio, Inc.	3,280,059	9,939
*	Office Depot, Inc.	644,253	8,962
*	XM Satellite Radio
	Holdings, Inc.	724,673	8,870
	Lamar Advertising Co.
	Class A	183,769	8,834
	Polo Ralph Lauren Corp.	141,771	8,760
*	O’Reilly Automotive, Inc.	257,672	8,356
*	ITT Educational Services, Inc.	95,380	8,133
	PetSmart, Inc.	320,084	7,532
*	Urban Outfitters, Inc.	273,089	7,444
	Tiffany & Co.	161,512	7,434
	WABCO Holdings Inc.	144,860	7,256
*	Expedia, Inc.	223,389	7,064

17

Growth Index Fund

*	Dollar Tree Stores, Inc.	232,264	6,020
	Williams-Sonoma, Inc.	222,112	5,753
	Limited Brands, Inc.	296,142	5,606
*	Career Education Corp.	215,497	5,418
*	NVR, Inc.	10,228	5,359
	American Eagle
	Outfitters, Inc.	231,098	4,800
	Centex Corp.	185,596	4,688
	Guess ?, Inc.	109,880	4,163
	Virgin Media Inc.	228,123	3,910
*	Crocs, Inc.	105,230	3,873
*	Chico’s FAS, Inc.	413,485	3,734
	Pulte Homes, Inc.	332,687	3,507
	Weight Watchers
	International, Inc.	74,399	3,361
*	Interpublic Group of
	Cos., Inc.	387,344	3,141
	Family Dollar Stores, Inc.	162,338	3,122
*	R.H. Donnelley Corp.	83,593	3,049
*	CTC Media, Inc.	89,083	2,690
			2,027,380
Consumer Staples (10.1%)
	PepsiCo, Inc.	3,816,187	289,649
	Wal-Mart Stores, Inc.	5,822,563	276,746
	The Procter & Gamble Co.	3,679,806	270,171
	CVS/Caremark Corp.	3,497,676	139,033
	The Coca-Cola Co.	1,721,278	105,635
	Colgate-Palmolive Co.	1,204,449	93,899
	Walgreen Co.	2,346,821	89,367
	Costco Wholesale Corp.	1,034,337	72,155
	Archer-Daniels-Midland Co.	1,368,064	63,519
	Anheuser-Busch Cos., Inc.	1,150,783	60,232
	Sysco Corp.	1,440,648	44,963
	Avon Products, Inc.	1,021,866	40,394
	Wm. Wrigley Jr. Co.	398,194	23,314
	Kellogg Co.	425,348	22,301
	The Kroger Co.	795,826	21,256
	The Hershey Co.	375,335	14,788
*	Energizer Holdings, Inc.	127,836	14,334
	^Whole Foods Market, Inc.	328,287	13,394
	Carolina Group	128,156	10,932
	The Clorox Co.	163,447	10,652
	Campbell Soup Co.	274,533	9,809
	The Estee Lauder Cos. Inc.
	Class A	164,093	7,156
*	Hansen Natural Corp.	161,570	7,156
	Dean Foods Co.	200,612	5,188
	Wm. Wrigley Jr. Co. Class B	62,668	3,697
	Brown-Forman Corp. Class B	43,706	3,239
*^	Bare Escentuals, Inc.	126,934	3,078
			1,716,057
Energy (8.8%)

18

Growth Index Fund

	Schlumberger Ltd.	2,815,466	276,957
	Occidental Petroleum Corp.	1,962,114	151,063
*	Transocean, Inc.	737,596	105,587
	Halliburton Co.	2,102,490	79,705
*	National Oilwell Varco Inc.	841,776	61,837
	Baker Hughes, Inc.	754,767	61,212
	Valero Energy Corp.	850,229	59,542
	XTO Energy, Inc.	1,139,110	58,505
*	Weatherford International Ltd.	795,932	54,601
	EOG Resources, Inc.	578,247	51,609
	Williams Cos., Inc.	1,417,676	50,724
	Chesapeake Energy Corp.	1,062,457	41,648
	Peabody Energy Corp.	627,111	38,655
	Noble Corp.	633,167	35,780
	Smith International, Inc.	472,358	34,884
	CONSOL Energy, Inc.	430,860	30,815
*	Ultra Petroleum Corp.	359,588	25,711
*	Cameron International Corp.	513,620	24,721
	Diamond Offshore Drilling, Inc.	163,812	23,261
*	Southwestern Energy Co.	402,109	22,406
	ENSCO International, Inc.	348,238	20,762
	Range Resources Corp.	350,757	18,015
*	FMC Technologies Inc.	306,102	17,356
*	Denbury Resources, Inc.	576,493	17,151
*	Grant Prideco, Inc.	303,031	16,821
	BJ Services Co.	688,764	16,709
	Arch Coal, Inc.	337,132	15,147
*	Pride International, Inc.	393,954	13,355
	Murphy Oil Corp.	148,112	12,566
*	Exterran Holdings, Inc.	145,395	11,893
	Frontier Oil Corp.	253,097	10,271
*	Plains Exploration &
	Production Co.	173,128	9,349
*	Nabors Industries, Inc.	333,440	9,133
	Sunoco, Inc.	99,585	7,214
	Rowan Cos., Inc.	131,274	5,180
	Patterson-UTI Energy, Inc.	129,448	2,527
*	CNX Gas Corp.	70,815	2,263
			1,494,935
Financials (7.7%)
	Bank of New York
	Mellon Corp.	2,687,429	131,039
	American Express Co.	2,512,340	130,692
*	Berkshire Hathaway Inc.
	Class B	22,741	107,701
	CME Group, Inc.	112,912	77,458
	State Street Corp.	920,037	74,707
	AFLAC Inc.	1,154,085	72,280
	The Goldman Sachs
	Group, Inc.	301,803	64,903
	Charles Schwab Corp.	2,309,626	59,011

19

Growth Index Fund

	Franklin Resources Corp.	406,666	46,535
	The Principal Financial
	Group, Inc.	627,391	43,190
	ProLogis REIT	606,908	38,466
	T. Rowe Price Group Inc.	594,965	36,221
	Prudential Financial, Inc.	382,746	35,611
	Progressive Corp. of Ohio	1,603,584	30,725
	Nymex Holdings Inc.	208,444	27,850
	NYSE Euronext	311,839	27,370
*	IntercontinentalExchange Inc.	130,963	25,210
	SLM Corp.	1,218,208	24,535
^	Invesco, Ltd.	762,100	23,915
	Northern Trust Corp.	304,121	23,290
	Legg Mason Inc.	313,651	22,944
	Simon Property Group,
	Inc. REIT	263,878	22,920
	Public Storage, Inc. REIT	302,088	22,176
	Moody’s Corp.	535,899	19,132
*	Nasdaq Stock Market Inc.	324,402	16,055
	Discover Financial Services	1,014,436	15,298
	Janus Capital Group Inc.	414,252	13,608
	Eaton Vance Corp.	281,513	12,783
*	TD Ameritrade Holding Corp	. 633,394	12,706
	SEI Investments Co.	346,903	11,160
	General Growth Properties
	Inc. REIT	261,093	10,752
*	CB Richard Ellis Group, Inc.	487,362	10,503
	Brown & Brown, Inc.	281,813	6,623
	Federated Investors, Inc.	108,939	4,484
*	TFS Financial Corp.	273,685	3,268
	Forest City Enterprise
	Class A	72,994	3,244
^	The St. Joe Co.	58,198	2,067
^	The First Marblehead Corp.	76,826	1,175
			1,311,607
Health Care (12.5%)
	UnitedHealth Group Inc.	3,129,128	182,115
	Medtronic, Inc.	2,692,146	135,334
*	WellPoint Inc.	1,417,681	124,373
*	Amgen, Inc.	2,566,728	119,199
*	Gilead Sciences, Inc.	2,187,946	100,667
	Schering-Plough Corp.	3,534,013	94,146
	Baxter International, Inc.	1,522,793	88,398
*	Genentech, Inc.	1,119,194	75,064
	Abbott Laboratories	1,277,547	71,734
	Aetna Inc.	1,207,897	69,732
*	Medco Health
	Solutions, Inc.	639,588	64,854
*	Thermo Fisher
	Scientific, Inc.	1,007,552	58,116
	Stryker Corp.	677,754	50,642
	Cardinal Health, Inc.	861,039	49,725
	Becton, Dickinson & Co.	574,896	48,050

20

Growth Index Fund

	Allergan, Inc.	722,588	46,419
*	Genzyme Corp.	621,474	46,262
	McKesson Corp.	698,652	45,769
*	Celgene Corp.	903,978	41,773
*	Biogen Idec Inc.	680,103	38,711
*	Express Scripts Inc.	517,667	37,790
*	Zimmer Holdings, Inc.	557,818	36,900
*	St. Jude Medical, Inc.	802,576	32,617
*	Humana Inc.	398,184	29,987
*	Intuitive Surgical, Inc.	89,180	28,939
	CIGNA Corp.	434,332	23,337
	C.R. Bard, Inc.	244,144	23,145
*	Coventry Health Care Inc.	365,755	21,671
*	Laboratory Corp. of
	America Holdings	277,109	20,930
*	Waters Corp.	235,960	18,657
*	Hologic, Inc.	270,763	18,585
	Covidien Ltd.	409,752	18,148
*	Varian Medical Systems, Inc.	297,541	15,520
	DENTSPLY International Inc.	341,177	15,360
*	DaVita, Inc.	249,705	14,071
	Quest Diagnostics, Inc.	252,065	13,334
*	Covance, Inc.	150,501	13,036
*	Henry Schein, Inc.	210,553	12,928
*	Health Net Inc.	262,833	12,695
*	Amylin Pharmaceuticals, Inc.	312,256	11,553
*	Millennium Pharmaceuticals,
	Inc.	760,794	11,397
*	Cephalon, Inc.	157,980	11,337
	IMS Health, Inc.	460,551	10,611
	Pharmaceutical Product
	Development, Inc.	252,463	10,192
	AmerisourceBergen Corp.	212,864	9,551
*	Forest Laboratories, Inc.	261,375	9,527
*	Millipore Corp.	128,610	9,412
*	Cerner Corp.	159,609	9,002
*	Patterson Cos.	263,877	8,959
*	Endo Pharmaceuticals
	Holdings, Inc.	316,626	8,444
	Applera Corp.–Applied
	Biosystems Group	215,778	7,319
*	Vertex Pharmaceuticals, Inc.	310,074	7,203
*	Kinetic Concepts, Inc.	126,746	6,788
*	Sepracor Inc.	253,538	6,655
*	ImClone Systems, Inc.	141,558	6,087
*	Hospira, Inc.	129,957	5,541
*	Barr Pharmaceuticals Inc.	83,681	4,443
*	Warner Chilcott Ltd.	235,240	4,171
	Beckman Coulter, Inc.	51,577	3,755
*	Charles River
	Laboratories, Inc.	55,717	3,666

21

Growth Index Fund

*	WellCare Health Plans Inc.	83,220	3,529
	Brookdale Senior Living Inc.	83,367	2,368
			2,130,243
Industrials (13.1%)
	United Technologies Corp.	2,225,321	170,326
	The Boeing Co.	1,758,470	153,796
	3M Co.	1,606,174	135,433
	United Parcel Service, Inc.	1,610,799	113,916
	Caterpillar, Inc.	1,509,575	109,535
	Honeywell International Inc.	1,679,207	103,389
	Deere & Co.	1,062,808	98,969
	Lockheed Martin Corp.	829,887	87,354
	General Dynamics Corp.	814,539	72,486
	Burlington Northern
	Santa Fe Corp.	834,783	69,479
	Raytheon Co.	1,032,986	62,702
	FedEx Corp.	693,683	61,856
	Illinois Tool Works, Inc.	1,108,235	59,335
	Emerson Electric Co.	935,344	52,997
	Danaher Corp.	582,306	51,091
	Tyco International, Ltd.	1,170,568	46,413
	CSX Corp.	1,036,945	45,605
	PACCAR, Inc.	836,719	45,584
	Precision Castparts Corp.	325,587	45,159
	Textron, Inc.	588,630	41,969
	Eaton Corp.	344,135	33,364
*	McDermott
	International, Inc.	530,039	31,288
	Fluor Corp.	208,747	30,419
	Cummins Inc.	233,480	29,738
	Rockwell Collins, Inc.	386,654	27,827
*	Jacobs Engineering
	Group Inc.	283,398	27,096
	ITT Industries, Inc.	406,336	26,834
*	Foster Wheeler Ltd.	168,433	26,110
*	First Solar, Inc.	94,124	25,144
	Expeditors International of
	Washington, Inc.	503,389	22,491
	Southwest Airlines Co.	1,765,030	21,533
	C.H. Robinson
	Worldwide Inc.	387,253	20,958
	Trane, Inc.	429,155	20,046
	Joy Global Inc.	256,619	16,891
*	Terex Corp.	243,565	15,971
*	KBR Inc.	399,512	15,501
*	AGCO Corp.	216,321	14,705
	The Manitowoc Co., Inc.	296,382	14,472
	Roper Industries Inc.	209,270	13,088
	Harsco Corp.	198,869	12,742
	The Dun & Bradstreet Corp.	139,076	12,326
*	Stericycle, Inc.	206,968	12,294
	Fastenal Co.	302,299	12,219
	Equifax, Inc.	332,647	12,095

22

Growth Index Fund

	Ametek, Inc.	252,890	11,845
*	Shaw Group, Inc.	190,817	11,533
*^	SunPower Corp. Class A	87,051	11,351
*	Quanta Services, Inc.	399,945	10,495
	Robert Half International, Inc.	367,853	9,947
*	UAL Corp.	273,437	9,751
*	Monster Worldwide Inc.	286,322	9,277
*	Spirit Aerosystems
	Holdings Inc.	242,121	8,353
*	AMR Corp.	585,509	8,215
*	ChoicePoint Inc.	177,588	6,468
	J.B. Hunt Transport
	Services, Inc.	223,641	6,161
	Pall Corp.	144,811	5,839
*	Hertz Global Holdings Inc.	341,680	5,429
	The Corporate Executive
	Board Co.	85,501	5,139
*^	USG Corp.	61,042	2,185
			2,244,534
Information Technology (30.6%)
	Microsoft Corp.	19,928,838	709,467
*	Apple Inc.	2,053,931	406,843
*	Cisco Systems, Inc.	14,339,153	388,161
*	Google Inc.	550,071	380,363
	Intel Corp.	13,792,938	367,720
	International Business
	Machines Corp.	3,213,089	347,335
	Hewlett-Packard Co.	6,185,379	312,238
*	Oracle Corp.	9,660,793	218,141
	QUALCOMM Inc.	3,954,248	155,600
*	Dell Inc.	5,096,946	124,926
	Texas Instruments, Inc.	3,375,225	112,733
*	EMC Corp.	4,953,410	91,787
	Corning, Inc.	3,728,568	89,448
	Motorola, Inc.	5,417,062	86,890
*	eBay Inc.	2,566,745	85,190
*	Yahoo! Inc.	2,847,479	66,232
*	Adobe Systems, Inc.	1,389,843	59,388
	Applied Materials, Inc.	3,254,857	57,806
	Automatic Data
	Processing, Inc.	1,254,332	55,855
	Accenture Ltd.	1,396,508	50,316
*	MEMC Electronic
	Materials, Inc.	531,672	47,048
	Western Union Co.	1,824,956	44,310
*	Electronic Arts Inc.	736,827	43,038
*	NVIDIA Corp.	1,231,441	41,894
*	Sun Microsystems, Inc.	2,166,118	39,272
*	Juniper Networks, Inc.	1,153,554	38,298
	MasterCard, Inc. Class A	160,277	34,492
*	Agilent Technologies, Inc.	935,206	34,359
*	Symantec Corp.	2,084,441	33,643

23

Growth Index Fund

	Paychex, Inc.	812,471	29,428
*	Broadcom Corp.	1,105,589	28,900
*	Autodesk, Inc.	546,097	27,174
	CA, Inc.	974,102	24,304
*	Intuit, Inc.	755,631	23,885
	Analog Devices, Inc.	734,997	23,299
*	Cognizant Technology
	Solutions Corp.	683,338	23,192
*	VeriSign, Inc.	588,613	22,138
	KLA-Tencor Corp.	456,207	21,971
*	Network Appliance, Inc.	858,023	21,416
*	Fiserv, Inc.	370,204	20,543
	Harris Corp.	324,626	20,348
*	Activision, Inc.	674,262	20,026
	Amphenol Corp.	422,259	19,580
*	SanDisk Corp.	538,132	17,850
*	NAVTEQ Corp.	231,892	17,531
*	BMC Software, Inc.	474,894	16,925
	Linear Technology Corp.	524,368	16,691
*	Iron Mountain, Inc.	449,043	16,624
*	Marvell Technology
	Group Ltd.	1,179,636	16,491
*	Citrix Systems, Inc.	426,603	16,215
	Seagate Technology	630,809	16,086
	Altera Corp.	813,275	15,712
*	McAfee Inc.	376,863	14,132
*	Alliance Data Systems Corp.	185,969	13,946
*	salesforce.com, inc.	220,725	13,837
*	Cypress Semiconductor
	Corp.	364,631	13,138
*	Micron Technology, Inc.	1,787,652	12,960
*	Akamai Technologies, Inc.	371,594	12,857
*	LAM Research Corp.	291,865	12,617
	Xerox Corp.	773,609	12,525
*	NCR Corp.	426,396	10,703
*	Affiliated Computer Services,
	Inc. Class A	219,588	9,903
*	DST Systems, Inc.	119,948	9,902
*	Advanced Micro Devices,
	Inc.	1,309,497	9,821
*	BEA Systems, Inc.	601,866	9,497
	National Semiconductor
	Corp.	414,741	9,390
*	Red Hat, Inc.	434,081	9,046
*	Trimble Navigation Ltd.	283,848	8,584
*	Novellus Systems, Inc.	292,443	8,063
*	JDS Uniphase Corp.	501,514	6,670
*	Hewitt Associates, Inc.	148,551	5,688
*	Teradyne, Inc.	431,324	4,460
	Jabil Circuit, Inc.	285,474	4,359
*	Avnet, Inc.	123,089	4,304

24

Growth Index Fund

*	Lexmark International, Inc.	111,322	3,881
*	LSI Corp.	589,709	3,131
	Molex, Inc. Class A	102,501	2,693
	Total System Services, Inc.	92,695	2,595
	Molex, Inc.	49,458	1,350
			5,229,174
Materials (3.6%)
	Monsanto Co.	1,288,293	143,889
	Freeport-McMoRan
	Copper & Gold, Inc.
	Class B	901,599	92,360
	Praxair, Inc.	755,497	67,020
	Newmont Mining Corp.
	(Holding Co.)	1,066,523	52,078
	Nucor Corp.	707,367	41,890
*	The Mosaic Co.	364,978	34,432
	Air Products & Chemicals,
	Inc.	331,786	32,724
	Ecolab, Inc.	434,034	22,227
	Allegheny Technologies Inc.	217,327	18,777
*	Owens-Illinois, Inc.	367,624	18,197
	^Martin Marietta Materials,
	Inc.	98,746	13,094
*	AK Steel Holding Corp.	263,275	12,174
*	Crown Holdings, Inc.	388,024	9,953
	Ball Corp.	217,789	9,800
	Sigma-Aldrich Corp.	154,223	8,421
	Albemarle Corp.	191,100	7,883
	Steel Dynamics, Inc.	124,885	7,439
	Vulcan Materials Co.	89,471	7,076
	^Titanium Metals Corp.	190,441	5,037
	Celanese Corp. Series A	111,116	4,702
	Huntsman Corp.	182,463	4,689
*	Pactiv Corp.	154,254	4,108
			617,970
Telecommunication Services (0.8%)
*	American Tower Corp.
	Class A	970,365	41,338
*	Crown Castle International
	Corp.	638,737	26,571
*	Qwest Communications
	International Inc.	3,669,555	25,724
*	NII Holdings Inc.	408,406	19,734
*	Metropcs
	Communications Inc.	409,662	7,968
*^	Level 3 Communications,
	Inc.	2,346,221	7,133
*	Leap Wireless
	International, Inc.	128,999	6,016
*	U.S. Cellular Corp.	38,570	3,244
			137,728
Utilities (0.9%)
	Constellation Energy

25

Growth Index Fund

Group, Inc.	426,381	43,717
* AES Corp.	1,579,155	33,778
Allegheny Energy, Inc.	392,304	24,954
* NRG Energy, Inc.	538,121	23,322
Questar Corp.	203,947	11,034
* Reliant Energy, Inc.	283,621	7,442
Equitable Resources, Inc.	136,543	7,275
* Dynegy, Inc.	410,780	2,933
		154,455
Total Common Stocks
(Cost $12,170,223)		17,064,083
Temporary Cash Investments (0.9%)
[1] Vanguard Market
Liquidity Fund,
4.664%—Note E	84,866,000	84,866
[1] Vanguard Market
Liquidity Fund, 4.664%	61,631,029	61,631
Total Temporary Cash Investments
(Cost $146,497)		146,497
Total Investments (100.9%)
(Cost $12,316,720)		17,210,580
Other Assets and Liabilities (–0.9%)
Other Assets—Note B		107,769
Liabilities—Note E		(256,202)
		(148,433)
Net Assets (100%)		17,062,147

26

Growth Index Fund

At December 31, 2007, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	15,281,864
Overdistributed Net Investment Income	(20,272)
Accumulated Net Realized Losses	(3,093,305)
Unrealized Appreciation	4,893,860
Net Assets	17,062,147

Investor Shares—Net Assets
Applicable to 210,445,737 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	6,992,303
Net Asset Value Per Share—
Investor Shares	$33.23

Admiral Shares—Net Assets
Applicable to 66,308,824 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	2,203,307
Net Asset Value Per Share—
Admiral Shares	$33.23

Signal Shares—Net Assets
Applicable to 46,296,779 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	1,424,619
Net Asset Value Per Share—
Signal Shares	$30.77

Institutional Shares—Net Assets
Applicable to 96,603,060 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	3,209,991
Net Asset Value Per Share—
Institutional Shares	$33.23

ETF Shares—Net Assets
Applicable to 50,062,414 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	3,231,927
Net Asset Value Per Share—
ETF Shares	$64.56

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

27

Growth Index Fund

Statement of Operations

Year Ended
December 31, 2007
($000)
Investment Income
Income
Dividends	156,341
Interest[1]	1,452
Security Lending	1,526
Total Income	159,319
Expenses
The Vanguard Group—Note B
Investment Advisory Services	434
Management and Administrative
Investor Shares	12,973
Admiral Shares	1,790
Signal Shares	294
Institutional Shares	955
ETF Shares	1,567
Marketing and Distribution
Investor Shares	1,351
Admiral Shares	612
Signal Shares	10
Institutional Shares	684
ETF Shares	541
Custodian Fees	411
Auditing Fees	22
Shareholders’ Reports
Investor Shares	400
Admiral Shares	16
Signal Shares	5
Institutional Shares	49
ETF Shares	74
Trustees’ Fees and Expenses	21
Total Expenses	22,209
Net Investment Income	137,110
Realized Net Gain (Loss)
Investment Securities Sold	461,091
Futures Contracts	(207)
Realized Net Gain (Loss)	460,884
Change in Unrealized Appreciation (Depreciation) of Investment Securities	1,141,910
Net Increase (Decrease) in Net Assets Resulting from Operations	1,739,904

1  Interest income from an affiliated company of the fund was $1,133,000.

28

Growth Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	137,110	102,918
Realized Net Gain (Loss)	460,884	105,823
Change in Unrealized Appreciation (Depreciation)	1,141,910	795,633
Net Increase (Decrease) in Net Assets Resulting from Operations	1,739,904	1,004,374
Distributions
Net Investment Income
Investor Shares	(58,403)	(55,673)
Admiral Shares	(25,834)	(21,664)
Signal Shares	(3,706)	—
Institutional Shares	(28,089)	(17,858)
ETF Shares	(24,495)	(7,995)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(140,527)	(103,190)
Capital Share Transactions—Note F
Investor Shares	(477,598)	(567,496)
Admiral Shares	(625,137)	250,783
Signal Shares	1,439,706	—
Institutional Shares	784,955	539,350
ETF Shares	1,660,934	947,005
Net Increase (Decrease) from Capital Share Transactions	2,782,860	1,169,642
Total Increase (Decrease)	4,382,237	2,070,826
Net Assets
Beginning of Period	12,679,910	10,609,084
End of Period[1]	17,062,147	12,679,910

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($20,272,000) and ($16,855,000).

29

Growth Index Fund

Financial Highlights

Investor Shares

			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$29.77	$27.54	$26.41	$24.92	$19.95
Investment Operations
Net Investment Income	.27	.241	.196	.291[1]	.169
Net Realized and Unrealized
Gain (Loss) on Investments	3.46	2.228	1.139	1.494	4.977
Total from Investment Operations	3.73	2.469	1.335	1.785	5.146
Distributions
Dividends from Net Investment Income	(.27)	(.239)	(.205)	(.295)	(.176)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.27)	(.239)	(.205)	(.295)	(.176)
Net Asset Value, End of Period	$33.23	$29.77	$27.54	$26.41	$24.92

Total Return[2]	12.56%	9.01%	5.09%	7.20%	25.92%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$6,992	$6,707	$6,761	$7,711	$7,586
Ratio of Total Expenses to
Average Net Assets	0.22%	0.22%	0.22%	0.22%	0.23%
Ratio of Net Investment Income to
Average Net Assets	0.83%	0.86%	0.75%	1.14%[1]	0.77%
Portfolio Turnover Rate[3]	23%	28%	23%	24%	42%[4]

1  Net investment income per share and the ratio of net investment income to average net assets include $.139 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

4  Includes activity related to a change in the fund’s target index.

30

Growth Index Fund

Admiral Shares

			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$29.77	$27.54	$26.41	$24.92	$19.95
Investment Operations
Net Investment Income	.308	.272	.226	.32[1]	.188
Net Realized and Unrealized
Gain (Loss) on Investments	3.460	2.228	1.139	1.49	4.977
Total from Investment Operations	3.768	2.500	1.365	1.81	5.165
Distributions
Dividends from Net Investment Income	(.308)	(.270)	(.235)	(.32)	(.195)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.308)	(.270)	(.235)	(.32)	(.195)
Net Asset Value, End of Period	$33.23	$29.77	$27.54	$26.41	$24.92

Total Return	12.70%	9.13%	5.21%	7.31%	26.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,203	$2,505	$2,076	$1,214	$1,092
Ratio of Total Expenses to
Average Net Assets	0.10%	0.11%	0.11%	0.11%	0.15%
Ratio of Net Investment Income to
Average Net Assets	0.95%	0.97%	0.86%	1.27%[1]	0.84%
Portfolio Turnover Rate[2]	23%	28%	23%	24%	42%[3]

1  Net investment income per share and the ratio of net investment income to average net assets include $.14 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3  Includes activity related to a change in the fund’s target index.

31

Growth Index Fund

Signal Shares
June 4,
2007[1] to
Dec. 31,
For a Share Outstanding Throughout the Period	2007
Net Asset Value, Beginning of Period	$30.26
Investment Operations
Net Investment Income	.168
Net Realized and Unrealized Gain (Loss) on Investments	.563
Total from Investment Operations	.731
Distributions
Dividends from Net Investment Income	(.221)
Distributions from Realized Capital Gains	—
Total Distributions	(.221)
Net Asset Value, End of Period	$30.77

Total Return	2.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,425
Ratio of Total Expenses to Average Net Assets	0.10%*
Ratio of Net Investment Income to Average Net Assets	0.95%*
Portfolio Turnover Rate[2]	23%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

32

Growth Index Fund

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$29.77	$27.54	$26.41	$24.92	$19.95
Investment Operations
Net Investment Income	.318	.280	.234	.324[1]	.199
Net Realized and Unrealized Gain (Loss)
on Investments	3.460	2.228	1.139	1.494	4.977
Total from Investment Operations	3.778	2.508	1.373	1.818	5.176
Distributions
Dividends from Net Investment Income	(.318)	(.278)	(.243)	(.328)	(.206)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.318)	(.278)	(.243)	(.328)	(.206)
Net Asset Value, End of Period	$33.23	$29.77	$27.54	$26.41	$24.92

Total Return	12.73%	9.16%	5.24%	7.34%	26.09%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,210	$2,132	$1,448	$1,185	$782
Ratio of Total Expenses to
Average Net Assets	0.07%	0.08%	0.08%	0.08%	0.10%
Ratio of Net Investment Income to
Average Net Assets	0.98%	1.00%	0.89%	1.29%[1]	0.92%
Portfolio Turnover Rate[2]	23%	28%	23%	24%	42%[3]

1  Net investment income per share and the ratio of net investment income to average net assets include $.139 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3  Includes activity related to a change in the fund’s target index.

33

Growth Index Fund

ETF Shares

				Jan 26,
	Year Ended			2004[1] to
	December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$57.85	$53.52	$51.33	$50.64
Investment Operations
Net Investment Income	.60	.535	.444	.609[2]
Net Realized and Unrealized Gain (Loss) on Investments	6.71	4.323	2.206	.694
Total from Investment Operations	7.31	4.858	2.650	1.303
Distributions
Dividends from Net Investment Income	(.60)	(.528)	(.460)	(.613)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.60)	(.528)	(.460)	(.613)
Net Asset Value, End of Period	$64.56	$57.85	$53.52	$51.33

Total Return	12.68%	9.13%	5.20%	2.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,232	$1,336	$324	$104
Ratio of Total Expenses to Average Net Assets	0.10%	0.11%	0.11%	0.15%*
Ratio of Net Investment Income to Average Net Assets	0.95%	0.97%	0.86%	1.22%2,*
Portfolio Turnover Rate[3]	23%	28%	23%	24%

1  Inception.

2  Net investment income per share and the ratio of net investment income to average net assets include $.269 and 0.55%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

34

Growth Index Fund

Notes to Financial Statements

Vanguard Growth Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Signal Shares were first issued on June 4, 2007. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

35

Growth Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2007, the fund had contributed capital of $1,406,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.41% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2007, the fund realized $85,895,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2007, the fund had $1,500,000 of ordinary income available for distribution. The fund had available realized losses of $3,070,436,000 to offset future net capital gains of $1,580,110,000 through December 31, 2009, $747,930,000 through December 31, 2010, and $742,396,000 through December 31, 2011.

At December 31, 2007, the cost of investment securities for tax purposes was $12,337,084,000. Net unrealized appreciation of investment securities for tax purposes was $4,873,496,000, consisting of unrealized gains of $5,276,445,000 on securities that had risen in value since their purchase and $402,949,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended December 31, 2007, the fund purchased $6,416,928,000 of investment securities and sold $3,629,824,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at December 31, 2007, was $78,465,000, for which the fund received cash collateral of $84,866,000.

36

Growth Index Fund

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2007		2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,266,387	39,579	860,936	30,550
Issued in Lieu of Cash Distributions	55,983	1,745	52,211	1,846
Redeemed	(1,799,968)	(56,160)	(1,480,643)	(52,623)
Net Increase (Decrease)—Investor Shares	(477,598)	(14,836)	(567,496)	(20,227)

Admiral Shares
Issued	840,904	26,500	745,920	26,306
Issued in Lieu of Cash Distributions	21,898	683	18,889	668
Redeemed	(1,487,939)	(44,996)	(514,026)	(18,226)
Net Increase (Decrease)—Admiral Shares	(625,137)	(17,813)	250,783	8,748

Signal Shares
Issued	1,499,482	48,230	—	—
Issued in Lieu of Cash Distributions	3,379	111	—	—
Redeemed	(63,155)	(2,044)	—	—
Net Increase (Decrease)—Signal Shares	1,439,706	46,297	—	—

Institutional Shares
Issued	1,391,689	43,714	757,439	26,759
Issued in Lieu of Cash Distributions	24,937	776	15,977	564
Redeemed	(631,671)	(19,479)	(234,066)	(8,292)
Net Increase (Decrease)—Institutional Shares	784,955	25,011	539,350	19,031

ETF Shares
Issued	1,832,816	29,760	985,331	17,746
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(171,882)	(2,800)	(38,326)	(700)
Net Increase (Decrease)—ETF Shares	1,660,934	26,960	947,005	17,046

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

37

Value Index Fund

Fund Profile

As of December 31, 2007

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	396	396	4,843
Median Market Cap	$60.5B	$60.5B	$37.7B
Price/Earnings Ratio	14.2x	14.2x	17.8x
Price/Book Ratio	2.1x	2.1x	2.7x
Yield		3.0%	1.8%
Investor Shares	2.8%
Admiral Shares	2.9%
Signal Shares	2.9%[3]
Institutional Shares	3.0%
ETF Shares	2.9%
Return on Equity	19.8%	19.8%	19.2%
Earnings Growth Rate	18.7%	18.7%	20.7%
Foreign Holdings	0.6%	0.0%	0.0%
Turnover Rate	20.5%	—	—
Expense Ratio		—	—
Investor Shares	0.20%
Admiral Shares	0.10%
Signal Shares	0.10%[3]
Institutional Shares	0.07%
ETF Shares	0.10%
Short-Term Reserves	0.0%	—	—

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	6.4%	6.4%	9.4%
Consumer Staples	9.3	9.3	8.9
Energy	16.6	16.6	12.3
Financials	28.1	28.0	18.3
Health Care	11.5	11.5	12.0
Industrials	9.5	9.5	11.7
Information Technology	1.9	1.9	16.5
Materials	3.4	3.5	3.8
Telecommunication
Services	6.5	6.5	3.3
Utilities	6.8	6.8	3.8

38

Volatility Measures[4]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.84
Beta	1.00	0.90

Ten Largest Holdings[5] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	7.6%
General Electric Co.	industrial
	conglomerates	5.5
AT&T Inc.	integrated
	telecommunication
	services	3.7
Chevron Corp.	integrated oil
	and gas	2.9
Johnson & Johnson	pharmaceuticals	2.8
Bank of America Corp.	diversified financial
	services	2.7
Altria Group, Inc.	tobacco	2.3
Pfizer Inc.	pharmaceuticals	2.3
JPMorgan Chase & Co.	diversified financial
	services	2.2
Citigroup, Inc.	diversified financial
	services	2.1
Top Ten		34.1%

Investment Focus

1  MSCI US Prime Market Value Index.

2  Dow Jones Wilshire 5000 Index.

3  Annualized.

4  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 99.

5  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

39

Value Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1997–December 31, 2007

Initial Investment of $10,000

Average Annual Total Returns: Periods Ended December 31, 2007
				Final Value
				of a $10,000
	One Year	Five Years	Ten Years	Investment
Value Index Fund Investor Shares[1]	0.09%	14.82%	6.65%	$19,046
Dow Jones Wilshire 5000 Index	5.73	14.07	6.34	18,492
Spliced Value Index[2]	0.22	14.99	6.77	19,261
Average Large-Cap Value Fund[3]	2.25	12.86	6.27	18,374

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[4]	Investment
Value Index Fund Admiral Shares	0.18%	14.93%	5.28%	$144,344
Dow Jones Wilshire 5000 Index	5.73	14.07	4.03	132,547
Spliced Value Index[2]	0.22	14.99	5.32	144,764

1   Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  S&P 500/Barra Value Index through May 16, 2003; MSCI US Prime Market Value Index thereafter.

3  Derived from data provided by Lipper Inc.

4  Performance for the fund and its comparative standards is calculated since the fund’s inception: November 13, 2000.

40

Value Index Fund

		Final Value of
	Since	a $1,000,000
	Inception[1]	Investment
Value Index Fund Signal Shares	–8.61%	$913,927
Dow Jones Wilshire 5000 Index	–3.85	961,473
MSCI US Prime Market Value Index	–8.61	913,872

				Final Value of
			Since	a $5,000,000
	One Year	Five Years	Inception[1]	Investment
Value Index Fund Institutional Shares	0.21%	14.97%	5.69%	$8,455,662
Dow Jones Wilshire 5000 Index	5.73	14.07	4.98	7,931,676
Spliced Value Index[2]	0.22	14.99	5.68	8,451,650

			Final Value of
		Since	a $10,000
	One Year	Inception[1]	Investment
Value Index Fund ETF Shares Net Asset Value	0.20%	10.16%	$14,626
Dow Jones Wilshire 5000 Index	5.73	9.01	14,036
MSCI US Prime Market Value Index	0.22	10.23	14,662

Cumulative Returns of ETF Shares: January 26, 2004–December 31, 2007

		Cumulative
	One Year	Since Inception[1]
Value Index Fund ETF Shares Market Price	0.23%	46.28%
Value Index Fund ETF Shares Net Asset Value	0.20	46.26
MSCI US Prime Market Value Index	0.22	46.62

Fiscal-Year Total Returns (%): December 31, 1997–December 31, 2007

1  Performance for the fund and its comparative standards is calculated since the following inception dates: June 4, 2007, for Signal Shares; July 2, 1998, for Institutional Shares; January 26, 2004, for ETF Shares.

2  S&P 500/Barra Value Index through May 16, 2003; MSCI US Prime Market Value Index thereafter.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. Note: See Financial Highlights tables on pages 84 through 88 for dividend and capital gains information.

41

Value Index Fund

Financial Statements

Statement of Net Assets

As of December 31, 2007

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (6.4%)
	Time Warner, Inc.	6,590,095	108,802
	Home Depot, Inc.	2,978,875	80,251
	McDonald’s Corp.	1,053,038	62,034
	Carnival Corp.	771,832	34,339
	CBS Corp.	1,134,219	30,907
	Clear Channel
	Communications, Inc.	836,206	28,866
	The Gap, Inc.	998,029	21,238
	General Motors Corp.	799,932	19,910
	Macy’s Inc.	769,341	19,903
	Fortune Brands, Inc.	270,493	19,573
	Gannett Co., Inc.	411,284	16,040
	Harrah’s Entertainment, Inc.	165,306	14,671
	Genuine Parts Co.	300,019	13,891
	Mattel, Inc.	695,699	13,246
	Newell Rubbermaid, Inc.	493,271	12,766
	Sherwin-Williams Co.	196,257	11,391
	Whirlpool Corp.	138,690	11,321
	Eastman Kodak Co.	508,399	11,119
	H & R Block, Inc.	576,596	10,707
	VF Corp.	155,321	10,664
	Royal Caribbean Cruises, Ltd.	244,145	10,362
	BorgWarner, Inc.	204,494	9,900
*	IAC/InterActiveCorp	347,660	9,359
	Black & Decker Corp.	117,880	8,210
	Limited Brands, Inc.	412,212	7,803
	Washington Post Co. Class B	9,616	7,610
	Wyndham Worldwide Corp.	316,152	7,449
	Autoliv, Inc.	139,240	7,339
*^	Mohawk Industries, Inc.	96,367	7,170
	E.W. Scripps Co. Class A	156,308	7,035
	Hasbro, Inc.	270,179	6,911
	Advance Auto Parts, Inc.	180,929	6,873
	Darden Restaurants Inc.	238,428	6,607
	D. R. Horton, Inc.	501,631	6,606

42

Value Index Fund

	The Stanley Works	130,821	6,342
	Ross Stores, Inc.	245,205	6,270
	J.C. Penney Co., Inc.
	(Holding Co.)	130,228	5,729
	Tiffany & Co.	120,657	5,554
	Virgin Media Inc.	318,252	5,455
	Leggett & Platt, Inc.	303,973	5,301
*	Expedia, Inc.	167,362	5,292
*	Toll Brothers, Inc.	231,998	4,654
	Idearc Inc.	260,065	4,567
*	Interpublic Group of
	Cos., Inc.	543,569	4,408
*	AutoNation, Inc.	268,530	4,205
	^New York Times Co.
	Class A	239,440	4,197
	Lennar Corp. Class A	227,207	4,065
	Wendy’s International, Inc.	154,801	4,000
	RadioShack Corp.	232,285	3,916
	Foot Locker, Inc.	275,671	3,766
	Liz Claiborne, Inc.	181,249	3,688
	Brinker International, Inc.	186,291	3,644
	American Eagle
	Outfitters, Inc.	174,610	3,627
	Boyd Gaming Corp.	101,117	3,445
	Jones Apparel Group, Inc.	192,755	3,082
	KB Home	134,639	2,908
	Brunswick Corp.	156,641	2,671
	Family Dollar Stores, Inc.	122,304	2,352
*	R.H. Donnelley Corp.	63,036	2,300
	Centex Corp.	75,099	1,897
	Pulte Homes, Inc.	135,138	1,424
			769,632
Consumer Staples (9.3%)
	Altria Group, Inc.	3,720,124	281,167
	The Procter & Gamble Co.	2,753,259	202,144
	The Coca-Cola Co.	2,391,704	146,779
	Kraft Foods Inc.	2,786,367	90,919
	Kimberly-Clark Corp.	752,191	52,157
	General Mills, Inc.	583,582	33,264
	Safeway, Inc.	777,207	26,588
	H.J. Heinz Co.	563,940	26,325
	Bunge Ltd.	213,593	24,864
	Anheuser-Busch Cos., Inc.	463,339	24,251
	Reynolds American Inc.	312,751	20,629
	ConAgra Foods, Inc.	866,598	20,616
	Sara Lee Corp.	1,279,652	20,551
	The Kroger Co.	595,039	15,893
	UST, Inc.	280,891	15,393
	SuperValu Inc.	375,924	14,105
	Coca-Cola Enterprises, Inc.	469,285	12,215
	Molson Coors Brewing Co.
	Class B	229,551	11,849
	The Pepsi Bottling

43

Value Index Fund

	Group, Inc.	239,177	9,438
	Kellogg Co.	171,571	8,995
	Carolina Group	95,981	8,187
*	Constellation Brands, Inc.
	Class A	339,415	8,024
	The Clorox Co.	122,464	7,981
	McCormick & Co., Inc.	206,380	7,824
	Tyson Foods, Inc.	483,164	7,407
	Campbell Soup Co.	205,670	7,349
*	Smithfield Foods, Inc.	202,073	5,844
	Hormel Foods Corp.	133,482	5,403
	Brown-Forman Corp.
	Class B	61,239	4,538
	PepsiAmericas, Inc.	114,067	3,801
	The Estee Lauder Cos. Inc.
	Class A	66,325	2,892
	Dean Foods Co.	80,880	2,092
			1,129,484
Energy (16.6%)
	ExxonMobil Corp.	9,800,871	918,244
	Chevron Corp.	3,766,958	351,570
	ConocoPhillips Co.	2,731,731	241,212
	Marathon Oil Corp.	1,263,052	76,869
	Devon Energy Corp.	748,362	66,537
	Apache Corp.	586,673	63,091
	Anadarko Petroleum Corp.	823,068	54,067
	Hess Corp.	505,731	51,008
	Spectra Energy Corp.	1,117,136	28,844
	Noble Energy, Inc.	302,307	24,039
	Valero Energy Corp.	342,689	23,999
	El Paso Corp.	1,237,289	21,331
	Murphy Oil Corp.	205,595	17,443
*	Newfield Exploration Co.	230,328	12,138
	Tesoro Corp.	242,089	11,548
	Pioneer Natural
	Resources Co.	217,383	10,617
	Sunoco, Inc.	138,068	10,002
*	Nabors Industries, Inc.	249,930	6,846
	Cimarex Energy Co.	147,145	6,258
	Rowan Cos., Inc.	98,451	3,885
*	Plains Exploration &
	Production Co.	69,923	3,776
	Patterson-UTI Energy, Inc.	181,059	3,534
			2,006,858

44

Value Index Fund

Financials (28.0%)
Bank of America Corp.	7,841,334	323,533
JPMorgan Chase & Co.	5,979,713	261,014
Citigroup, Inc.	8,790,633	258,796
American International
Group, Inc.	3,851,903	224,566
Wells Fargo & Co.	5,711,933	172,443
Wachovia Corp.	3,494,513	132,896
U.S. Bancorp	3,050,800	96,832
The Goldman Sachs
Group, Inc.	419,371	90,186
Morgan Stanley	1,674,001	88,906
MetLife, Inc.	1,312,527	80,878
Merrill Lynch & Co., Inc.	1,461,596	78,458
Fannie Mae	1,722,817	68,878
The Travelers Cos., Inc.	1,159,976	62,407
Lehman Brothers
Holdings, Inc.	797,309	52,176
The Allstate Corp.	981,985	51,289
Prudential Financial, Inc.	531,761	49,475
The Hartford Financial
Services Group Inc.	561,464	48,954
PNC Financial Services
Group	614,226	40,324
Freddie Mac	1,169,120	39,832
Loews Corp.	756,764	38,096
The Chubb Corp.	695,068	37,937
SunTrust Banks, Inc.	586,384	36,643
ACE Ltd.	581,838	35,946
Capital One Financial Corp.	738,305	34,892
BB&T Corp.	974,707	29,894
Regions Financial Corp.	1,244,160	29,424
Lincoln National Corp.	479,432	27,913
Marsh & McLennan
Cos., Inc.	956,051	25,307
Ameriprise Financial, Inc.	415,977	22,924
Aon Corp.	465,927	22,220
Fifth Third Bancorp	851,221	21,391
Vornado Realty Trust REIT	241,847	21,270
Washington Mutual, Inc.	1,526,933	20,782
Genworth Financial Inc.	781,765	19,896
Boston Properties, Inc. REIT	210,474	19,324
Equity Residential REIT	489,405	17,849
National City Corp.	1,063,093	17,499
Bear Stearns Co., Inc.	195,076	17,215
Simon Property Group,
Inc. REIT	197,258	17,134
KeyCorp	707,363	16,588
XL Capital Ltd. Class A	320,912	16,145
Host Hotels & Resorts
Inc. REIT	922,342	15,717
Unum Group	637,193	15,159
Kimco Realty Corp. REIT	400,859	14,591

45

Value Index Fund

Plum Creek Timber Co.
Inc. REIT	308,239	14,191
Leucadia National Corp.	286,874	13,512
Hudson City Bancorp, Inc.	887,496	13,330
Avalonbay Communities,
Inc. REIT	141,028	13,276
HCP, Inc. REIT	364,421	12,675
Annaly Mortgage
Management Inc. REIT	693,208	12,603
Commerce Bancorp, Inc.	323,582	12,341
Assurant, Inc.	178,778	11,960
Comerica, Inc.	270,170	11,761
Synovus Financial Corp.	471,015	11,342
Everest Re Group, Ltd.	111,577	11,202
^American Capital Strategies,
Ltd.	331,738	10,934
Marshall & Ilsley Corp.	408,865	10,827
Cincinnati Financial Corp.	273,030	10,796
Ventas, Inc. REIT	236,007	10,679
People’s United
Financial Inc.	592,483	10,546
M & T Bank Corp.	126,087	10,285
AMB Property Corp. REIT	176,799	10,177
Safeco Corp.	181,475	10,105
Torchmark Corp.	163,704	9,909
SL Green Realty Corp. REIT	105,264	9,838
Willis Group Holdings Ltd.	251,820	9,562
Northern Trust Corp.	122,352	9,370
Axis Capital Holdings Ltd.	240,290	9,364
^Countrywide Financial Corp.	1,020,590	9,124
Huntington Bancshares Inc.	613,628	9,057
New York Community
Bancorp, Inc.	513,311	9,024
The Macerich Co. REIT	126,826	9,012
Zions Bancorp	189,828	8,863
Developers Diversified
Realty Corp. REIT	219,185	8,393
W.R. Berkley Corp.	280,968	8,376
PartnerRe Ltd.	99,793	8,236
* Markel Corp.	16,718	8,210
Federal Realty Investment
Trust REIT	99,517	8,175
CIT Group Inc.	337,784	8,117
General Growth Properties
Inc. REIT	195,023	8,031
Regency Centers Corp. REIT	122,670	7,911
White Mountains Insurance
Group Inc.	15,312	7,871
Sovereign Bancorp, Inc.	678,946	7,740
RenaissanceRe Holdings Ltd.	121,521	7,320
Duke Realty Corp. REIT	254,878	6,647
* Arch Capital Group Ltd.	93,790	6,598
iStar Financial Inc. REIT	236,198	6,153

46

Value Index Fund

	Old Republic International
	Corp.	387,981	5,979
	Apartment Investment &
	Management Co.
	Class A REIT	171,308	5,950
^	Allied Capital Corp.	272,155	5,851
	Associated Banc-Corp.	212,578	5,759
	HCC Insurance Holdings,
	Inc.	198,568	5,695
	Raymond James Financial,
	Inc.	168,881	5,516
	Fidelity National Financial,
	Inc. Class A	369,930	5,405
	Hospitality Properties
	Trust REIT	166,228	5,356
^	Popular, Inc.	468,084	4,962
	First American Corp.	142,869	4,875
	Commerce Bancshares, Inc.	108,497	4,867
	Protective Life Corp.	118,056	4,843
	UnionBanCal Corp.	98,025	4,794
	Camden Property Trust REIT	99,380	4,785
	UDR, Inc. REIT	238,636	4,737
	Liberty Property Trust REIT	160,842	4,634
^	Ambac Financial Group, Inc.	178,846	4,609
	City National Corp.	73,677	4,387
	Weingarten Realty Investors
	REIT	137,801	4,332
^	MBIA, Inc.	221,198	4,121
	Nationwide Financial
	Services, Inc.	91,212	4,105
^	First Horizon National Corp.	223,645	4,059
	Unitrin, Inc.	81,227	3,898
^	CapitalSource Inc. REIT	220,641	3,881
	American Financial
	Group, Inc.	126,018	3,639
	TCF Financial Corp.	202,198	3,625
	Astoria Financial Corp.	154,255	3,590
	Colonial BancGroup, Inc.	258,221	3,496
	Transatlantic Holdings, Inc.	46,580	3,385
	Federated Investors, Inc.	81,993	3,375
^	MGIC Investment Corp.	144,923	3,251
^	The St. Joe Co.	81,496	2,894
*	E*TRADE Financial Corp.	750,828	2,665
*^	AmeriCredit Corp.	202,558	2,591
	Forest City Enterprise
	Class A	55,040	2,446
	BOK Financial Corp.	41,819	2,162
	The PMI Group Inc.	151,893	2,017
^	Radian Group, Inc.	142,827	1,668
^	The First Marblehead Corp.	57,993	887
	Student Loan Corp.	7,231	795
*	Forestar Real Estate Group,
	Inc.	143	3

47

Value Index Fund

*	Guaranty Financial Group,
	Inc.	143	2
			3,396,933
Health Care (11.5%)
	Johnson & Johnson	5,114,929	341,166
	Pfizer Inc.	12,240,930	278,236
	Merck & Co., Inc.	3,833,023	222,737
	Wyeth	2,376,137	105,001
	Abbott Laboratories	1,775,217	99,678
	Eli Lilly & Co.	1,803,999	96,316
	Bristol-Myers Squibb Co.	3,495,272	92,695
*	Boston Scientific Corp.	2,369,334	27,555
	Covidien Ltd.	569,497	25,223
*	Forest Laboratories, Inc.	362,900	13,228
	CIGNA Corp.	174,755	9,390
*	Hospira, Inc.	180,179	7,683
*	Invitrogen Corp.	81,936	7,654
	Mylan Inc.	535,467	7,529
	AmerisourceBergen Corp.	159,466	7,155
*	Community Health
	Systems, Inc.	169,135	6,234
*	Barr Pharmaceuticals Inc.	117,178	6,222
	Hillenbrand Industries, Inc.	103,725	5,781
	Applera Corp.–Applied
	Biosystems Group	162,386	5,508
	Quest Diagnostics, Inc.	101,297	5,359
*	Lincare Holdings, Inc.	150,194	5,281
	Beckman Coulter, Inc.	72,101	5,249
*	Charles River Laboratories,
	Inc.	78,173	5,144
	Omnicare, Inc.	214,320	4,889
*	King Pharmaceuticals, Inc.	430,367	4,407
			1,395,320
Industrials (9.5%)
	General Electric Co.	18,106,048	671,191
	Union Pacific Corp.	446,807	56,128
	Northrop Grumman Corp.	580,733	45,669
	Emerson Electric Co.	699,845	39,653
	Norfolk Southern Corp.	695,637	35,088
	Waste Management, Inc.	917,470	29,974
	L-3 Communications
	Holdings, Inc.	222,869	23,611
	Ingersoll-Rand Co.	506,829	23,552
	Parker Hannifin Corp.	307,942	23,191
	Rockwell Automation, Inc.	256,085	17,660
	Cooper Industries, Inc.
	Class A	324,375	17,153
	Dover Corp.	361,304	16,653
	Masco Corp.	696,175	15,044
	Goodrich Corp.	210,181	14,841
	Pitney Bowes, Inc.	386,633	14,708
	R.R. Donnelley & Sons Co.	385,025	14,531
	W.W. Grainger, Inc.	126,635	11,083

48

Value Index Fund

	Republic Services, Inc.
	Class A	333,451	10,454
	SPX Corp.	96,404	9,915
	Avery Dennison Corp.	169,639	9,015
	Manpower Inc.	149,822	8,525
	Cintas Corp.	252,803	8,499
*	Allied Waste Industries, Inc.	589,066	6,491
*	Delta Air Lines Inc.	424,481	6,321
	Oshkosh Truck Corp.	131,338	6,207
	Pentair, Inc.	168,181	5,854
	Pall Corp.	107,979	4,354
*	USG Corp.	85,558	3,062
*	Owens Corning Inc.	138,837	2,807
*	US Airways Group Inc.	145,714	2,143
*	Raytheon Co. Warrants
	Exp. 6/16/11	9,836	248
			1,153,625
Information Technology (1.9%)
	Tyco Electronics Ltd.	875,968	32,525
	Electronic Data Systems
	Corp.	903,658	18,733
*	Flextronics International
	Ltd.	1,465,926	17,679
	Xerox Corp.	1,074,341	17,394
*	Computer Sciences Corp.	307,292	15,202
	Fidelity National Information
	Services, Inc.	340,967	14,181
	Microchip Technology, Inc.	386,344	12,139
	Seagate Technology	471,611	12,026
*	Western Digital Corp.	386,699	11,682
	Xilinx, Inc.	526,935	11,524
*	Teradata Corp.	317,493	8,702
*	Arrow Electronics, Inc.	218,227	8,572
*	Cadence Design Systems,
	Inc.	489,712	8,330
*	Avnet, Inc.	172,009	6,015
	Intersil Corp.	234,735	5,746
*	Ingram Micro, Inc. Class A	272,829	4,922
*	Tellabs, Inc.	735,804	4,812
*	LSI Corp.	824,629	4,379
*	BEA Systems, Inc.	243,263	3,839
	National Semiconductor
	Corp.	167,693	3,797
	Molex, Inc. Class A	141,428	3,715
*	Lexmark International, Inc.	83,837	2,923
*	Hewitt Associates, Inc.	60,074	2,300
	Jabil Circuit, Inc.	114,730	1,752
	AVX Corp.	91,247	1,225
			234,114
Materials (3.5%)
	E.I. du Pont de
	Nemours & Co.	1,626,420	71,709
	Dow Chemical Co.	1,678,588	66,170

49

Value Index Fund

	Alcoa Inc.	1,562,250	57,100
	Weyerhaeuser Co.	381,472	28,130
	United States Steel Corp.	208,954	25,265
	International Paper Co.	721,248	23,354
	PPG Industries, Inc.	289,723	20,347
	Air Products & Chemicals,
	Inc.	133,543	13,171
	Rohm & Haas Co.	246,117	13,061
	MeadWestvaco Corp.	326,815	10,229
	Vulcan Materials Co.	123,967	9,805
	Eastman Chemical Co.	148,757	9,088
*	Domtar Corp.	914,324	7,031
	International Flavors &
	Fragrances, Inc.	142,307	6,849
	Lubrizol Corp.	122,205	6,619
	Sealed Air Corp.	285,774	6,613
	Celanese Corp. Series A	154,519	6,539
	Sigma-Aldrich Corp.	115,591	6,311
	Sonoco Products Co.	169,009	5,523
	Bemis Co., Inc.	177,088	4,849
*	Smurfit-Stone Container
	Corp.	452,467	4,778
	Ashland, Inc.	100,171	4,751
	Huntsman Corp.	137,727	3,540
*	Pactiv Corp.	115,935	3,087
	Steel Dynamics, Inc.	50,680	3,019
			416,938
Telecommunication Services (6.5%)
	AT&T Inc.	10,777,510	447,913
	Verizon Communications
	Inc.	5,129,186	224,094
	Sprint Nextel Corp.	4,897,375	64,303
	Embarq Corp.	269,391	13,343
	Windstream Corp.	843,097	10,977
	Citizens Communications
	Co.	599,184	7,628
	CenturyTel, Inc.	181,348	7,519
	Telephone & Data Systems,
	Inc.	91,826	5,748
	Telephone & Data Systems,
	Inc.—Special Common
	Shares	92,067	5,303
*	Level 3 Communications,
	Inc.	952,477	2,896
			789,724
Utilities (6.8%)
	Exelon Corp.	1,191,418	97,267
	Southern Co.	1,336,762	51,800
	Dominion Resources, Inc.	1,029,215	48,836
	FPL Group, Inc.	682,985	46,293
	Duke Energy Corp.	2,227,065	44,920
	Public Service Enterprise

50

Value Index Fund

Group, Inc.	449,391	44,148
Entergy Corp.	345,796	41,330
FirstEnergy Corp.	538,718	38,971
PPL Corp.	677,054	35,268
American Electric Power
Co., Inc.	705,618	32,854
Edison International	547,021	29,195
Sempra Energy	443,312	27,432
PG&E Corp.	634,658	27,347
Consolidated Edison Inc.	478,562	23,378
Progress Energy, Inc.	434,939	21,064
Ameren Corp.	366,598	19,873
* Mirant Corp.	452,004	17,619
Xcel Energy, Inc.	741,492	16,735
DTE Energy Co.	301,285	13,244
* Reliant Energy, Inc.	393,653	10,329
Wisconsin Energy Corp.	206,367	10,052
Pepco Holdings, Inc.	341,630	10,020
CenterPoint Energy Inc.	538,664	9,227
NiSource, Inc.	483,992	9,143
Northeast Utilities	274,213	8,586
SCANA Corp.	196,172	8,269
Questar Corp.	152,807	8,267
Alliant Energy Corp.	198,074	8,060
MDU Resources Group, Inc.	289,181	7,984
ONEOK, Inc.	174,672	7,820
Energy East Corp.	279,294	7,600
Pinnacle West Capital Corp.	176,977	7,506
Integrys Energy Group, Inc.	134,565	6,956
NSTAR	189,087	6,849
TECO Energy, Inc.	371,371	6,391
DPL Inc.	201,114	5,963
Equitable Resources, Inc.	101,869	5,428
* Dynegy, Inc.	572,610	4,088
		826,112
Total Common Stocks
(Cost $10,588,182)		12,118,740
Temporary Cash Investments (0.2%)
[1] Vanguard Market
Liquidity Fund,
4.664%—Note E	24,393,700	24,394
[1] Vanguard Market
Liquidity Fund, 4.664%	15,485	15
Total Temporary Cash Investments
(Cost $24,409)		24,409
Total Investments (100.2%)
(Cost $10,612,591)		12,143,149
Other Assets and Liabilities (–0.2%)
Other Assets—Note B		94,345
Liabilities—Note E		(118,829)
		(24,484)
Net Assets (100%)		12,118,665

51

Value Index Fund

At December 31, 2007, net assets consisted of:[2]
Amount
($000)
Paid-in Capital	11,539,378
Overdistributed Net Investment Income	(8,015)
Accumulated Net Realized Losses	(943,256)
Unrealized Appreciation	1,530,558
Net Assets	12,118,665

Investor Shares—Net Assets
Applicable to 166,150,335 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	4,310,230
Net Asset Value Per Share—
Investor Shares	$25.94

Admiral Shares—Net Assets
Applicable to 79,763,270 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	2,069,310
Net Asset Value Per Share–
Admiral Shares	$25.94

Signal Shares—Net Assets
Applicable to 32,020,591 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	864,484
Net Asset Value Per Share—
Signal Shares	$27.00

Institutional Shares—Net Assets
Applicable to 102,522,820 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	2,659,850
Net Asset Value Per Share—
Institutional Shares	$25.94

ETF Shares—Net Assets
Applicable to 33,298,222 outstanding $.001
par value shares of beneficial interest
(unlimited authorization)	2,214,791
Net Asset Value Per Share—
ETF Shares	$66.51

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

REIT—Real Estate Investment Trust.

52

Value Index Fund

Statement of Operations

Year Ended
December 31, 2007
($000)
Investment Income
Income
Dividends	336,117
Interest[1]	540
Security Lending	898
Total Income	337,555
Expenses
The Vanguard Group—Note B
Investment Advisory Services	381
Management and Administrative
Investor Shares	7,533
Admiral Shares	1,896
Signal Shares	204
Institutional Shares	916
ETF Shares	1,291
Marketing and Distribution
Investor Shares	1,058
Admiral Shares	527
Signal Shares	9
Institutional Shares	699
ETF Shares	524
Custodian Fees	498
Auditing Fees	22
Shareholders’ Reports
Investor Shares	211
Admiral Shares	16
Signal Shares	4
Institutional Shares	45
ETF Shares	70
Trustees’ Fees and Expenses	16
Total Expenses	15,920
Net Investment Income	321,635
Realized Net Gain (Loss)
Investment Securities Sold	467,537
Futures Contracts	(351)
Realized Net Gain (Loss)	467,186
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(759,357)
Net Increase (Decrease) in Net Assets Resulting from Operations	29,464

1  Interest income from an affiliated company of the fund was $528,000.

53

Value Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	321,635	215,630
Realized Net Gain (Loss)	467,186	331,789
Change in Unrealized Appreciation (Depreciation)	(759,357)	1,209,630
Net Increase (Decrease) in Net Assets Resulting from Operations	29,464	1,757,049
Distributions
Net Investment Income
Investor Shares	(115,059)	(92,045)
Admiral Shares	(69,263)	(56,265)
Signal Shares	(8,338)	—
Institutional Shares	(73,247)	(42,009)
ETF Shares	(55,180)	(29,028)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(321,087)	(219,347)
Capital Share Transactions—Note F
Investor Shares	(9,448)	368,080
Admiral Shares	(547,512)	356,285
Signal Shares	934,233	—
Institutional Shares	527,216	701,714
ETF Shares	609,521	853,064
Net Increase (Decrease) from Capital Share Transactions	1,514,010	2,279,143
Total Increase (Decrease)	1,222,387	3,816,845
Net Assets
Beginning of Period	10,896,278	7,079,433
End of Period[1]	12,118,665	10,896,278

1   Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($8,015,000) and ($8,677,000).

54

Value Index Fund

Financial Highlights

Investor Shares

			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$26.58	$22.29	$21.35	$18.95	$14.65
Investment Operations
Net Investment Income	.687	.586	.559	.460	.378
Net Realized and Unrealized
Gain (Loss) on Investments	(.644)	4.295	.936	2.399	4.294
Total from Investment Operations	.043	4.881	1.495	2.859	4.672
Distributions
Dividends from Net Investment Income	(.683)	(.591)	(.555)	(.459)	(.372)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.683)	(.591)	(.555)	(.459)	(.372)
Net Asset Value, End of Period	$25.94	$26.58	$22.29	$21.35	$18.95

Total Return[1]	0.09%	22.15%	7.09%	15.29%	32.25%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,310	$4,417	$3,376	$3,592	$2,921
Ratio of Total Expenses to
Average Net Assets	0.20%	0.21%	0.21%	0.21%	0.23%
Ratio of Net Investment Income to
Average Net Assets	2.49%	2.48%	2.63%	2.40%	2.38%
Portfolio Turnover Rate[2]	20%	20%	21%	18%	44%[3]

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3  Includes activity related to a change in the fund’s target index.

55

Value Index Fund

Admiral Shares

			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$26.58	$22.29	$21.35	$18.95	$14.65
Investment Operations
Net Investment Income	.71	.611	.581	.479	.392
Net Realized and Unrealized
Gain (Loss) on Investments	(.64)	4.295	.936	2.399	4.294
Total from Investment Operations	.07	4.906	1.517	2.878	4.686
Distributions
Dividends from Net Investment Income	(.71)	(.616)	(.577)	(.478)	(.386)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.71)	(.616)	(.577)	(.478)	(.386)
Net Asset Value, End of Period	$25.94	$26.58	$22.29	$21.35	$18.95

Total Return	0.18%	22.27%	7.20%	15.40%	32.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,069	$2,625	$1,880	$1,075	$773
Ratio of Total Expenses to
Average Net Assets	0.10%	0.11%	0.11%	0.11%	0.15%
Ratio of Net Investment Income to
Average Net Assets	2.59%	2.58%	2.72%	2.50%	2.48%
Portfolio Turnover Rate[1]	20%	20%	21%	18%	44%[2]

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2  Includes activity related to a change in the fund’s target index.

56

Value Index Fund

Signal Shares
June 4,
2007[1] to
Dec. 31,
For a Share Outstanding Throughout the Period	2007
Net Asset Value, Beginning of Period	$30.14
Investment Operations
Net Investment Income	.442
Net Realized and Unrealized Gain (Loss) on Investments	(3.017)
Total from Investment Operations	(2.575)
Distributions
Dividends from Net Investment Income	(.565)
Distributions from Realized Capital Gains	—
Total Distributions	(.565)
Net Asset Value, End of Period	$27.00

Total Return	–8.61%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$864
Ratio of Total Expenses to Average Net Assets	0.10%*
Ratio of Net Investment Income to Average Net Assets	2.59%*
Portfolio Turnover Rate[2]	20%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

57

Value Index Fund

Institutional Shares

			Year Ended December 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$26.58	$22.29	$21.35	$18.95	$14.65
Investment Operations
Net Investment Income	.722	.618	.588	.485	.400
Net Realized and Unrealized Gain (Loss)
on Investments	(.644)	4.295	.936	2.399	4.294
Total from Investment Operations	.078	4.913	1.524	2.884	4.694
Distributions
Dividends from Net Investment Income	(.718)	(.623)	(.584)	(.484)	(.394)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.718)	(.623)	(.584)	(.484)	(.394)
Net Asset Value, End of Period	$25.94	$26.58	$22.29	$21.35	$18.95

Total Return	0.21%	22.31%	7.23%	15.43%	32.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,660	$2,209	$1,224	$807	$534
Ratio of Total Expenses to
Average Net Assets	0.07%	0.08%	0.08%	0.08%	0.10%
Ratio of Net Investment Income to
Average Net Assets	2.62%	2.61%	2.76%	2.53%	2.46%
Portfolio Turnover Rate[1]	20%	20%	21%	18%	44%[2]

1  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

2  Includes activity related to a change in the fund’s target index.

58

Value Index Fund

ETF Shares
				Jan 26,
	Year Ended			2004[1] to
	December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$68.14	$57.14	$54.74	$50.34
Investment Operations
Net Investment Income	1.83	1.565	1.489	1.184
Net Realized and Unrealized Gain (Loss) on Investments	(1.64)	11.016	2.392	4.437
Total from Investment Operations	.19	12.581	3.881	5.621
Distributions
Dividends from Net Investment Income	(1.82)	(1.581)	(1.481)	(1.221)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.82)	(1.581)	(1.481)	(1.221)
Net Asset Value, End of Period	$66.51	$68.14	$57.14	$54.74

Total Return	0.20%	22.28%	7.19%	11.37%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,215	$1,646	$600	$406
Ratio of Total Expenses to Average Net Assets	0.10%	0.11%	0.11%	0.15%*
Ratio of Net Investment Income to Average Net Assets	2.59%	2.58%	2.72%	2.46%*
Portfolio Turnover Rate[2]	20%	20%	21%	18%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

59

Value Index Fund

Notes to Financial Statements

Vanguard Value Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Signal Shares were first issued on June 4, 2007. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

60

Value Index Fund

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2007, the fund had contributed capital of $1,030,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 1.03% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2007, the fund realized $652,175,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2007, the fund had $5,110,000 of ordinary income available for distribution.The fund had available realized losses of $939,044,000 to offset future net capital gains of $125,066,000 through December 31, 2010, $503,996,000 through December 31, 2011, $40,921,000 through December 31, 2014, $73,605,000 through December 31, 2015, and $195,456,000 through December 31, 2016.

At December 31, 2007, the cost of investment securities for tax purposes was $10,616,803,000. Net unrealized appreciation of investment securities for tax purposes was $1,526,346,000, consisting of unrealized gains of $2,198,875,000 on securities that had risen in value since their purchase and $672,529,000 in unrealized losses on securities that had fallen in value since their purchase.

D. During the year ended December 31, 2007, the fund purchased $5,817,899,000 of investment securities and sold $4,289,067,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at December 31, 2007, was $23,608,000, for which the fund received cash collateral of $24,394,000.

61

Value Index Fund

F. Capital share transactions for each class of shares were:

			Year Ended December 31,
		2007	2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,243,599	45,924	1,129,396	46,421
Issued in Lieu of Cash Distributions	108,296	4,010	86,280	3,512
Redeemed	(1,361,343)	(49,970)	(847,596)	(35,218)
Net Increase (Decrease)—Investor Shares	(9,448)	(36)	368,080	14,715

Admiral Shares
Issued	748,614	27,493	835,495	34,242
Issued in Lieu of Cash Distributions	60,022	2,214	48,464	1,973
Redeemed	(1,356,148)	(48,702)	(527,674)	(21,810)
Net Increase (Decrease)—Admiral Shares	(547,512)	(18,995)	356,285	14,405

Signal Shares
Issued	1,008,680	34,686	—	—
Issued in Lieu of Cash Distributions	7,624	281	—	—
Redeemed	(82,071)	(2,946)	—	—
Net Increase (Decrease)—Signal Shares	934,233	32,021	—	—

Institutional Shares
Issued	996,416	36,844	834,468	33,733
Issued in Lieu of Cash Distributions	61,363	2,273	31,444	1,273
Redeemed	(530,563)	(19,696)	(164,198)	(6,802)
Net Increase (Decrease)—Institutional Shares	527,216	19,421	701,714	28,204

ETF Shares
Issued	2,399,525	34,844	2,040,089	32,352
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,790,004)	(25,700)	(1,187,025)	(18,700)
Net Increase (Decrease)—ETF Shares	609,521	9,144	853,064	13,652

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

62

Large-Cap Index Fund

Fund Profile

As of December 31, 2007

Portfolio Characteristics
		Target	Broad
	Fund	Index[1]	Index[2]
Number of Stocks	741	741	4,843
Median Market Cap	$46.5B	$46.5B	$37.7B
Price/Earnings Ratio	17.2x	17.2x	17.8x
Price/Book Ratio	2.8x	2.8x	2.7x
Yield		1.9%	1.8%
Investor Shares	1.7%
Admiral Shares	1.8%
Signal Shares	1.8%[3]
Institutional Shares	1.8%
ETF Shares	1.8%
Return on Equity	20.0%	20.0%	19.2%
Earnings Growth Rate	21.0%	20.9%	20.7%
Foreign Holdings	0.5%	0.0%	0.0%
Turnover Rate	8.4%	—	—
Expense Ratio		—	—
Investor Shares	0.20%
Admiral Shares	0.08%
Signal Shares	0.08%[3]
Institutional Shares	0.08%
ETF Shares	0.07%
Short-Term Reserves	0.0%	—	—-

Sector Diversification (% of equity exposure)
		Target	Broad
	Fund	Index[1]	Index[2]
Consumer Discretionary	9.2%	9.2%	9.4%
Consumer Staples	9.7	9.7	8.9
Energy	12.6	12.6	12.3
Financials	17.6	17.4	18.3
Health Care	12.0	12.0	12.0
Industrials	11.4	11.4	11.7
Information Technology	16.6	16.7	16.5
Materials	3.5	3.6	3.8
Telecommunication
Services	3.6	3.6	3.3
Utilities	3.8	3.8	3.8

Volatility Measures[4]
	Fund Versus	Fund Versus
	Target Index[1]	Broad Index[2]
R-Squared	1.00	0.99
Beta	1.00	0.94

63

Ten Largest Holdings[5] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	3.7%
General Electric Co.	industrial
	conglomerates	2.7
Microsoft Corp.	systems software	2.1
AT&T Inc.	integrated
	telecommunication
	services	1.8
The Procter & Gamble Co.	household products	1.6
Chevron Corp.	integrated oil
	and gas	1.4
Johnson & Johnson	pharmaceuticals	1.4
Bank of America Corp.	diversified financial
	services	1.3
Apple Inc.	computer hardware	1.2
Cisco Systems, Inc.	communications
	equipment	1.2
Top Ten		18.4%

Investment Focus

1  MSCI US Prime Market 750 Index.

2  Dow Jones Wilshire 5000 Index.

3  Annualized.

4  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 99.

5  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

64

Large-Cap Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: January 30, 2004–December 31, 2007

Initial Investment of $10,000

Average Annual Total Returns: Periods Ended December 31, 2007

			Final Value
		Since	of a $10,000
	One Year	Inception[1]	Investment
Large-Cap Index Fund Investor Shares[2]	6.29%	9.39%	$14,215
Dow Jones Wilshire 5000 Index	5.73	9.66	14,351
MSCI US Prime Market 750 Index	6.38	9.55	14,295
Average Large-Cap Core Fund[3]	5.73	7.67	13,356

			Final Value
		Since	of a $100,000
	One Year	Inception[1]	Investment
Large-Cap Index Fund Admiral Shares	6.43%	9.42%	$142,206
Dow Jones Wilshire 5000 Index	5.73	9.60	143,101
MSCI US Prime Market 750 Index	6.38	9.48	142,472

1  Performance for the fund and its comparative standards is calculated since the following inception dates: January 30, 2004, for Investor Shares; February 2, 2004, for Admiral Shares.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Derived from data provided by Lipper Inc.

65

Large-Cap Index Fund

		Final Value
	Since	of a $1.000,000
	Inception[1]	Investment
Large-Cap Index Fund Signal Shares	1.85%	$1,018,519
Dow Jones Wilshire 5000 Index	1.59	1,015,860
MSCI US Prime Market 750 Index	1.84	1,018,409

			Final Value
		Since	of a $5,000,000
	One Year	Inception[1]	Investment
Large-Cap Index Fund Institutional Shares	6.42%	11.30%	$6,537,855
Dow Jones Wilshire 5000 Index	5.73	11.13	6,511,887
MSCI US Prime Market 750 Index	6.38	11.32	6,540,593

			Final Value
		Since	of a $10,000
	One Year	Inception[1]	Investment[1]
Large-Cap Index Fund ETF Shares Net Asset Value	6.44%	9.19%	$14,122
Dow Jones Wilshire 5000 Index	5.73	9.28	14,167
MSCI US Prime Market 750 Index	6.38	9.22	14,137

Cumulative Returns of ETF Shares: January 27, 2004–December 31, 2007

		Cumulative
	One Year	Since Inception[1]
Large-Cap Index Fund ETF Shares Market Price	6.21%	40.92%
Large-Cap Index Fund ETF Shares Net Asset Value	6.44	41.22
MSCI US Prime Market 750 Index	6.38	41.37

Fiscal-Year Total Returns (%): January 30, 2004–December 31, 2007

1  Performance for the fund and its comparative standards is calculated since the following inception dates: August 30, 2007, for Signal Shares; June 30, 2005, for Institutional Shares; January 27, 2004, for ETF Shares.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. Note: See Financial Highlights tables on pages 84 through 88 for dividend and capital gains information.

66

Large-Cap Index Fund

Statement of Operations

The Statement of Net Assets—an integral part of the Financial Statements for Vanguard Large-Cap Index Fund—is included as an insert to this report.

Year Ended
December 31, 2007
($000)
Investment Income
Income
Dividends	27,907
Interest[1]	332
Security Lending	74
Total Income	28,313
Expenses
The Vanguard Group—Note B
Investment Advisory Services	107
Management and Administrative—Investor Shares	394
Management and Administrative—Admiral Shares	62
Management and Administrative—Signal Shares	6
Management and Administrative—Institutional Shares	18
Management and Administrative—ETF Shares	96
Marketing and Distribution—Investor Shares	71
Marketing and Distribution—Admiral Shares	41
Marketing and Distribution—Signal Shares	—
Marketing and Distribution—Institutional Shares	22
Marketing and Distribution—ETF Shares	212
Custodian Fees	296
Auditing Fees	23
Shareholders’ Reports—Investor Shares	27
Shareholders’ Reports—Admiral Shares	1
Shareholders’ Reports—Signal Shares	—
Shareholders’ Reports—Institutional Shares	5
Shareholders’ Reports—ETF Shares	38
Trustees’ Fees and Expenses	2
Total Expenses	1,421
Net Investment Income	26,892
Realized Net Gain (Loss)
Investment Securities Sold	3,843
Futures Contracts	(4)
Realized Net Gain (Loss)	3,839
Change in Unrealized Appreciation (Depreciation)
Investment Securities	43,530
Futures Contracts	(7)
Change in Unrealized Appreciation (Depreciation)	43,523
Net Increase (Decrease) in Net Assets Resulting from Operations	74,254

1  Interest income from an affiliated company of the fund was $313,000.

67

Large-Cap Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	26,892	13,500
Realized Net Gain (Loss)	3,839	69,623
Change in Unrealized Appreciation (Depreciation)	43,523	36,281
Net Increase (Decrease) in Net Assets Resulting from Operations	74,254	119,404
Distributions
Net Investment Income
Investor Shares	(4,931)	(2,666)
Admiral Shares	(3,840)	(2,250)
Signal Shares	(201)	—
Institutional Shares	(1,648)	(1,317)
ETF Shares	(16,482)	(7,454)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(27,102)	(13,687)
Capital Share Transactions—Note F
Investor Shares	126,254	96,479
Admiral Shares	45,042	76,475
Signal Shares	41,168	—
Institutional Shares	20,625	(13,460)
ETF Shares	549,534	348,745
Net Increase (Decrease) from Capital Share Transactions	782,623	508,239
Total Increase (Decrease)	829,775	613,956
Net Assets
Beginning of Period	1,040,162	426,206
End of Period[1]	1,869,937	1,040,162

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($420,000) and ($210,000).

68

Large-Cap Index Fund

Financial Highlights

Investor Shares

				Jan. 30,
	Year Ended			2004[1] to
	December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$25.42	$22.38	$21.41	$20.00
Investment Operations
Net Investment Income	.426	.393	.328	.39[2]
Net Realized and Unrealized Gain (Loss) on Investments	1.171	3.044	.970	1.41
Total from Investment Operations	1.597	3.437	1.298	1.80
Distributions
Dividends from Net Investment Income	(.427)	(.397)	(.328)	(.39)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.427)	(.397)	(.328)	(.39)
Net Asset Value, End of Period	$26.59	$25.42	$22.38	$21.41

Total Return[3]	6.29%	15.49%	6.12%	9.13%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$346	$211	$94	$44
Ratio of Total Expenses to Average Net Assets	0.20%	0.20%	0.20%	0.20%*
Ratio of Net Investment Income to Average Net Assets	1.69%	1.74%	1.72%	1.92%2,*
Portfolio Turnover Rate[4]	8%	9%	9%	5%

1  Inception.

2  Net investment income per share and the ratio of net investment income to average net assets include $.05 and 0.30%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

4  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

69

Large-Cap Index Fund

Admiral Shares

				Feb. 2,
	Year Ended			2004[1] to
	December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$31.78	$27.98	$26.77	$25.08
Investment Operations
Net Investment Income	.57	.514	.431	.501[2]
Net Realized and Unrealized Gain (Loss) on Investments	1.47	3.806	1.209	1.692
Total from Investment Operations	2.04	4.320	1.640	2.193
Distributions
Dividends from Net Investment Income	(.57)	(.520)	(.430)	(.503)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.57)	(.520)	(.430)	(.503)
Net Asset Value, End of Period	$33.25	$31.78	$27.98	$26.77

Total Return	6.43%	15.58%	6.19%	8.87%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$220	$164	$71	$27
Ratio of Total Expenses to Average Net Assets	0.08%	0.12%	0.12%	0.12%*
Ratio of Net Investment Income to Average Net Assets	1.81%	1.82%	1.80%	2.00%2,*
Portfolio Turnover Rate[3]	8%	9%	9%	5%

1  Inception.

2  Net investment income per share and the ratio of net investment income to average net assets include $.063 and 0.30%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

70

Large-Cap Index Fund

Signal Shares
August 30,
2007[1] to
Dec. 31,
For a Share Outstanding Throughout the Period	2007
Net Asset Value, Beginning of Period	$28.74
Investment Operations
Net Investment Income	.173
Net Realized and Unrealized Gain (Loss) on Investments	.361
Total from Investment Operations	.534
Distributions
Dividends from Net Investment Income	(.274)
Distributions from Realized Capital Gains	—
Total Distributions	(.274)
Net Asset Value, End of Period	$29.00

Total Return	1.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$39
Ratio of Total Expenses to Average Net Assets	0.08%*
Ratio of Net Investment Income to Average Net Assets	1.81%*
Portfolio Turnover Rate[2]	8%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

71

Large-Cap Index Fund

Institutional Shares

			June 30,
	Year Ended		2005[1] to
	Dec. 31,		Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005
Net Asset Value, Beginning of Period	$130.78	$115.14	$109.32
Investment Operations
Net Investment Income	2.344	2.151	.989
Net Realized and Unrealized Gain (Loss) on Investments	6.047	15.660	5.863
Total from Investment Operations	8.391	17.811	6.852
Distributions
Dividends from Net Investment Income	(2.351)	(2.171)	(1.032)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(2.351)	(2.171)	(1.032)
Net Asset Value, End of Period	$136.82	$130.78	$115.14

Total Return	6.42%	15.61%	6.28%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$103	$79	$83
Ratio of Total Expenses to Average Net Assets	0.08%	0.08%	0.08%*
Ratio of Net Investment Income to Average Net Assets	1.81%	1.86%	1.83%*
Portfolio Turnover Rate[2]	8%	9%	9%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

72

Large-Cap Index Fund

ETF Shares

				Jan. 27,
		Year Ended		2004[1] to
	December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$62.92	$55.40	$52.99	$50.01
Investment Operations
Net Investment Income	1.136	1.044	.873	.958[2]
Net Realized and Unrealized Gain (Loss) on Investments	2.912	7.529	2.410	2.983
Total from Investment Operations	4.048	8.573	3.283	3.941
Distributions
Dividends from Net Investment Income	(1.138)	(1.053)	(.873)	(.961)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(1.138)	(1.053)	(.873)	(.961)
Net Asset Value, End of Period	$65.83	$62.92	$55.40	$52.99

Total Return	6.44%	15.61%	6.26%	8.00%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,162	$587	$178	$48
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%	0.07%	0.12%*
Ratio of Net Investment Income to Average Net Assets	1.82%	1.87%	1.84%	2.00%2,*
Portfolio Turnover Rate[3]	8%	9%	9%	5%

1  Inception.

2  Net investment income per share and the ratio of net investment income to average net assets include $.125 and 0.30%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

73

Large-Cap Index Fund

Notes to Financial Statements

Vanguard Large-Cap Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Signal Shares were first issued on August 30, 2007. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in

74

Large-Cap Index Fund

Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2007, the fund had contributed capital of $147,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 0.15% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2007, the fund realized $10,225,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2007, the fund had $393,000 of ordinary income available for distribution. The fund had available realized losses of $7,090,000 to offset future net capital gains of $11,000 through December 31, 2013, $463,000 through December 31, 2014, $1,570,000 through December 31, 2015, and $5,046,000 through December 31, 2016.

At December 31, 2007, the cost of investment securities for tax purposes was $1,776,129,000. Net unrealized appreciation of investment securities for tax purposes was $95,833,000, consisting of unrealized gains of $224,213,000 on securities that had risen in value since their purchase and $128,380,000 in unrealized losses on securities that had fallen in value since their purchase.

75

Large-Cap Index Fund

At December 31, 2007, the aggregate settlement value of open futures contracts expiring in March 2008 and the related unrealized appreciation (depreciation) were:

($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
S&P 500 Index	10	3,693	26

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the year ended December 31, 2007, the fund purchased $952,037,000 of investment securities and sold $168,273,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at December 31, 2007, was $1,540,000, for which the fund received cash collateral of $1,689,000.

76

Large-Cap Index Fund

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
		2007		2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	242,609	9,099	155,826	6,600
Issued in Lieu of Cash Distributions	4,380	164	2,381	99
Redeemed	(120,735)	(4,533)	(61,728)	(2,616)
Net Increase (Decrease)—Investor Shares	126,254	4,730	96,479	4,083

Admiral Shares
Issued	156,250	4,734	93,916	3,200
Issued in Lieu of Cash Distributions	3,299	99	1,952	65
Redeemed	(114,507)	(3,368)	(19,393)	(658)
Net Increase (Decrease)—Admiral Shares	45,042	1,465	76,475	2,607

Signal Shares
Issued	41,600	1,369	—	—
Issued in Lieu of Cash Distributions	153	5	—	—
Redeemed	(585)	(20)	—	—
Net Increase (Decrease)—Signal Shares	41,168	1,354	—	—

Institutional Shares
Issued	22,477	161	255,490	2,024
Issued in Lieu of Cash Distributions	1,648	12	1,317	11
Redeemed	(3,500)	(25)	(270,267)	(2,154)
Net Increase (Decrease)—Institutional Shares	20,625	148	(13,460)	(119)

ETF Shares
Issued	602,779	9,121	679,485	11,420
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(53,245)	(800)	(330,740)	(5,300)
Net Increase (Decrease)—ETF Shares	549,534	8,321	348,745	6,120

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

77

Total Stock Market Index Fund

Fund Profile

As of December 31, 2007

Portfolio Characteristics
		Target
	Fund	Index[1]
Number of Stocks	3,613	3,845
Median Market Cap	$38.0B	$37.8B
Price/Earnings Ratio	17.7x	17.7x
Price/Book Ratio	2.7x	2.7x
Yield		1.8%
Investor Shares	1.8%
Admiral Shares	1.8%
Signal Shares	1.8%
Institutional Shares	1.8%
ETF Shares	1.8%
Return on Equity	19.2%	19.2%
Earnings Growth Rate	20.8%	20.7%
Foreign Holdings	0.5%	0.0%
Turnover Rate	4.2%	—
Expense Ratio		—
Investor Shares	0.15%
Admiral Shares	0.07%
Signal Shares	0.07%
Institutional Shares	0.05%
ETF Shares	0.07%
Short-Term Reserves	0.1%	—

Sector Diversification (% of equity exposure)
		Target
	Fund	Index[1]
Consumer Discretionary	9.6%	9.6%
Consumer Staples	8.9	8.9
Energy	12.0	12.0
Financials	17.6	17.6
Health Care	12.1	12.1
Industrials	11.9	11.9
Information Technology	16.8	16.8
Materials	3.9	3.9
Telecommunication Services	3.3	3.3
Utilities	3.9	3.9

Volatility Measures[2]
Fund Versus
Spliced Index[3]
R-Squared	1.00
Beta	1.00

78

Ten Largest Holdings[4] (% of total net assets)

ExxonMobil Corp.	integrated oil
	and gas	3.2%
General Electric Co.	industrial
	conglomerates	2.4
Microsoft Corp.	systems software	1.9
AT&T Inc.	integrated
	telecommunication
	services	1.6
The Procter & Gamble Co.	household products	1.4
Chevron Corp.	integrated oil
	and gas	1.2
Johnson & Johnson	pharmaceuticals	1.2
Bank of America Corp.	diversified financial
	services	1.1
Apple Inc.	computer hardware	1.1
Cisco Systems, Inc.	communications
	equipment	1.0
Top Ten		16.1%

Investment Focus

1  MSCI US Broad Market Index.

2  For an explanation of R-squared, beta, and other terms used here, see the Glossary on page 99.

3  Dow Jones Wilshire 5000 Index through April 22, 2005; MSCI US Broad Market Index thereafter.

4  “Ten Largest Holdings” excludes any temporary cash investments and equity index products.

79

Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1997–December 31, 2007

Initial Investment of $10,000

Average Annual Total Returns: Periods Ended December 31, 2007

				Final Value
				of a $10,000
	One Year	Five Years	Ten Years	Investment
Total Stock Market Index Fund Investor Shares[1]	5.49%	13.80%	6.25%	$18,331
Spliced Total Stock Market Index[2]	5.59	13.96	6.29	18,399
Average Multi-Cap Core Fund[3]	6.43	13.14	6.13	18,135

				Final Value
			Since	of a $100,000
	One Year	Five Years	Inception[4]	Investment
Total Stock Market Index Fund Admiral Shares	5.57%	13.89%	3.92%	$131,547
Spliced Total Stock Market Index[2]	5.59	13.96	3.96	131,883

			Final Value
		Since	of a $1,000,000
	One Year	Inception[4]	Investment
Total Stock Market Index Fund Signal Shares	5.55%	11.07%	$1,149,980
MSCI US Broad Market Index	5.59	11.12	1,150,779

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Dow Jones Wilshire 5000 Index through April 22, 2005; MSCI US Broad Market Index thereafter.

3  Derived from data provided by Lipper Inc.

4  Performance for the fund and its comparative standards is calculated since the following inception dates: November 13, 2000, for Admiral Shares; September 1, 2006, for Signal Shares.

Note: See Financial Highlights tables on pages 84 through 88 for dividend and capital gains information.

80

Total Stock Market Index Fund

				Final Value
				of a $5,000,000
	One Year	Five Years	Ten Years	Investment
Total Stock Market Index Fund Institutional Shares	5.56%	13.93%	6.36%	$9,266,160
Spliced Total Stock Market Index[1]	5.59	13.96	6.29	9,199,505

				Final Value
			Since	of a $10,000
	One Year	Five Years	Inception[2]	Investment
Total Stock Market Index Fund ETF Shares
Net Asset Value	5.56%	13.89%	4.84%	$13,665
Spliced Total Stock Market Index[1]	5.59	13.96	4.89	13,710

Cumulative Returns of ETF Shares: May 24, 2001–December 31, 2007

			Cumulative
	One Year	Five Years	Since Inception[2]
Total Stock Market Index Fund ETF Shares
Market Price	5.36%	91.35%	36.44%
Total Stock Market Index Fund ETF Shares
Net Asset Value	5.56	91.65	36.65
Spliced Total Stock Market Index[2]	5.59	92.17	37.10

Fiscal-Year Total Returns (%): December 31, 1997–December 31, 2007

1  Dow Jones Wilshire 5000 Index through April 22, 2005; MSCI US Broad Market Index thereafter.

2  Performance for the fund and its comparative standards is calculated since the ETF Shares’ inception: May 24, 2001.

3  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000. Note: See Financial Highlights tables on pages 84 through 88 for dividend and capital gains information.

81

Total Stock Market Index Fund

Statement of Operations

The Statement of Net Assets–Investments Summary—an integral part of the Financial Statements for Vanguard Total Stock Market Index Fund—is included as an insert to this report.

Year Ended
December 31, 2007
($000)
Investment Income
Income
Dividends	1,752,655
Interest[1]	36,769
Security Lending	31,053
Total Income	1,820,477
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,429
Management and Administrative—Investor Shares	53,859
Management and Administrative—Admiral Shares	14,453
Management and Administrative—Signal Shares	874
Management and Administrative—Institutional Shares	2,307
Management and Administrative—ETF Shares	3,061
Marketing and Distribution—Investor Shares	11,562
Marketing and Distribution—Admiral Shares	4,625
Marketing and Distribution—Signal Shares	107
Marketing and Distribution—Institutional Shares	3,404
Marketing and Distribution—ETF Shares	2,138
Custodian Fees	1,304
Auditing Fees	35
Shareholders’ Reports—Investor Shares	868
Shareholders’ Reports—Admiral Shares	102
Shareholders’ Reports—Signal Shares	25
Shareholders’ Reports—Institutional Shares	23
Shareholders’ Reports—ETF Shares	268
Trustees’ Fees and Expenses	113
Total Expenses	101,557
Net Investment Income	1,718,920
Realized Net Gain (Loss)
Investment Securities Sold	2,231,704
Futures Contracts	12,975
Realized Net Gain (Loss)	2,244,679
Change in Unrealized Appreciation (Depreciation)
Investment Securities	860,686
Futures Contracts	(1,762)
Change in Unrealized Appreciation (Depreciation)	858,924
Net Increase (Decrease) in Net Assets Resulting from Operations	4,822,523

1  Interest income from an affiliated company of the fund was $34,696,000.

82

Total Stock Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2007	2006
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,718,920	1,283,120
Realized Net Gain (Loss)	2,244,679	921,981
Change in Unrealized Appreciation (Depreciation)	858,924	8,818,237
Net Increase (Decrease) in Net Assets Resulting from Operations	4,822,523	11,023,338
Distributions
Net Investment Income
Investor Shares	(787,927)	(572,472)
Admiral Shares	(518,030)	(415,805)
Signal Shares	(32,426)	(2,468)
Institutional Shares	(233,151)	(193,310)
ETF Shares	(156,007)	(108,438)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
ETF Shares	—	—
Total Distributions	(1,727,541)	(1,292,493)
Capital Share Transactions—Note F
Investor Shares	9,657,529	4,821,192
Admiral Shares	(154,149)	3,467,146
Signal Shares	4,460,045	369,757
Institutional Shares	699,595	1,171,149
ETF Shares	3,149,215	497,536
Net Increase (Decrease) from Capital Share Transactions	17,812,235	10,326,780
Total Increase (Decrease)	20,907,217	20,057,625
Net Assets
Beginning of Period	85,477,198	65,419,573
End of Period[1]	106,384,415	85,477,198

1  Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($71,693,000) and ($63,072,000).

83

Total Stock Market Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$34.09	$30.00	$28.77	$25.99	$20.07
Investment Operations
Net Investment Income	.604	.523	.466	.445[1]	.325
Net Realized and Unrealized
Gain (Loss) on Investments	1.268	4.091	1.237	2.780	5.922
Total from Investment Operations	1.872	4.614	1.703	3.225	6.247
Distributions
Dividends from Net Investment Income	(.602)	(.524)	(.473)	(.445)	(.327)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.602)	(.524)	(.473)	(.445)	(.327)
Net Asset Value, End of Period	$35.36	$34.09	$30.00	$28.77	$25.99

Total Return[2]	5.49%	15.51%	5.98%	12.52%	31.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$50,183	$39,095	$29,785	$31,718	$24,059
Ratio of Total Expenses to
Average Net Assets	0.15%	0.19%	0.19%	0.19%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.71%	1.66%	1.62%	1.70%[1]	1.49%
Portfolio Turnover Rate[3]	4%	4%	12%[4]	4%	2%

1  Net investment income per share and the ratio of net investment income to average net assets include $.063 and 0.25%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

3  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

4  Includes activity related to a change in the fund’s target index.

84

Total Stock Market Index Fund

Admiral Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$34.09	$30.00	$28.77	$25.99	$20.07
Investment Operations
Net Investment Income	.631	.555	.495	.468[1]	.336
Net Realized and Unrealized Gain (Loss)
on Investments	1.268	4.091	1.237	2.780	5.922
Total from Investment Operations	1.899	4.646	1.732	3.248	6.258
Distributions
Dividends from Net Investment Income	(.629)	(.556)	(.502)	(.468)	(.338)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.629)	(.556)	(.502)	(.468)	(.338)
Net Asset Value, End of Period	$35.36	$34.09	$30.00	$28.77	$25.99

Total Return	5.57%	15.63%	6.09%	12.61%	31.42%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$27,895	$26,853	$20,347	$10,856	$7,969
Ratio of Total Expenses to
Average Net Assets	0.07%	0.09%	0.09%	0.10%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.79%	1.76%	1.72%	1.79%[1]	1.54%
Portfolio Turnover Rate[2]	4%	4%	12%[3]	4%	2%

1  Net investment income per share and the ratio of net investment income to average net assets include $.063 and 0.25%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3  Includes activity related to a change in the fund’s target index.

85

Total Stock Market Index Fund

Signal Shares
	Year	Sept. 1,
	Ended	2006[1] to
	Dec. 31,	Dec. 31,
For a Share Outstanding Throughout Each Period	2007	2006
Net Asset Value, Beginning of Period	$32.91	$30.47
Investment Operations
Net Investment Income	.607	.181
Net Realized and Unrealized Gain (Loss) on Investments	1.220	2.536
Total from Investment Operations	1.827	2.717
Distributions
Dividends from Net Investment Income	(.607)	(.277)
Distributions from Realized Capital Gains	—	—
Total Distributions	(.607)	(.277)
Net Asset Value, End of Period	$34.13	$32.91

Total Return	5.55%	8.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,655	$381
Ratio of Total Expenses to Average Net Assets	0.07%	0.09%*
Ratio of Net Investment Income to Average Net Assets	1.79%	1.76%*
Portfolio Turnover Rate[2]	4%	4%

1  Inception.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

*  Annualized.

86

Total Stock Market Index Fund

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$34.10	$30.00	$28.77	$26.00	$20.07
Investment Operations
Net Investment Income	.638	.573	.504	.465[1]	.360
Net Realized and Unrealized Gain (Loss)
on Investments	1.260	4.091	1.237	2.780	5.922
Total from Investment Operations	1.898	4.664	1.741	3.245	6.282
Distributions
Dividends from Net Investment Income	(.638)	(.564)	(.511)	(.475)	(.352)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.638)	(.564)	(.511)	(.475)	(.352)
Net Asset Value, End of Period	$35.36	$34.10	$30.00	$28.77	$26.00

Total Return	5.56%	15.69%	6.12%	12.60%	31.55%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,396	$12,262	$9,676	$10,181	$8,000
Ratio of Total Expenses to
Average Net Assets	0.05%	0.06%	0.06%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	1.81%	1.79%	1.75%	1.82%[1]	1.62%
Portfolio Turnover Rate[2]	4%	4%	12%[3]	4%	2%

1  Net investment income per share and the ratio of net investment income to average net assets include $.063 and 0.25%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3  Includes activity related to a change in the fund’s target index.

87

Total Stock Market Index Fund

ETF Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2007	2006	2005	2004	2003
Net Asset Value, Beginning of Period	$140.08	$123.25	$118.21	$106.81	$82.47
Investment Operations
Net Investment Income	2.595	2.303	2.053	1.893[1]	1.381
Net Realized and Unrealized Gain (Loss)
on Investments	5.190	16.829	5.070	11.409	24.341
Total from Investment Operations	7.785	19.132	7.123	13.302	25.722
Distributions
Dividends from Net Investment Income	(2.595)	(2.302)	(2.083)	(1.902)	(1.382)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.595)	(2.302)	(2.083)	(1.902)	(1.382)
Net Asset Value, End of Period	$145.27	$140.08	$123.25	$118.21	$106.81

Total Return	5.56%	15.66%	6.10%	12.57%	31.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,255	$6,885	$5,612	$4,259	$2,517
Ratio of Total Expenses to
Average Net Assets	0.07%	0.07%	0.07%	0.13%	0.15%
Ratio of Net Investment Income to
Average Net Assets	1.79%	1.78%	1.74%	1.79%[1]	1.54%
Portfolio Turnover Rate[2]	4%	4%	12%[3]	4%	2%

1  Net investment income per share and the ratio of net investment income to average net assets include $.259 and 0.25%, respectively, resulting from a special dividend from Microsoft Corp. in November 2004.

2  Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

3  Includes activity related to a change in the fund’s target index.

See accompanying Notes, which are an integral part of the Financial Statements.

88

Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers five classes of shares: Investor Shares, Admiral Shares, Signal Shares, Institutional Shares, and ETF Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million. ETF Shares are listed for trading on the American Stock Exchange; they can be purchased and sold through a broker.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

89

Total Stock Market Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2007, the fund had contributed capital of $8,821,000 to Vanguard (included in Other Assets), representing 0.01% of the fund’s net assets and 8.82% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2007, the fund realized $2,262,666,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

In December 2007, the fund issued 17,301,549 capital shares for a value of $583,408,000 in connection with a nontaxable in-kind transfer of investment securities from a common trust fund. The securities received in the transfer had net unrealized appreciation of $368,815,000, creating a difference between the cost of investments for financial statement and tax purposes which will reverse when the securities are sold. Through December 31, 2007, the fund realized tax-based gains on the sale of these securities that were $21,301,000 greater than realized gains for financial statement purposes; accordingly, such gains have been reclassified from paid-in capital to accumulated net realized losses. The remaining differences of $347,514,000 between the securities’ cost for financial statement and tax purposes is reflected in unrealized appreciation.

90

Total Stock Market Index Fund

For tax purposes, at December 31, 2007, the fund had $26,974,000 of ordinary income available for distribution. The fund had available realized losses of $1,821,229,000 to offset future net capital gains of $60,790,000 through December 31, 2009, $439,204,000 through December 31, 2010, $411,583,000 through December 31, 2011, $762,181,000 through December 31, 2013, $19,516,000 through December 31, 2015, and $127,955,000 through December 31, 2016.

At December 31, 2007, the cost of investment securities for tax purposes was $87,334,654,000. Net unrealized appreciation of investment securities for tax purposes was $20,201,187,000, consisting of unrealized gains of $26,629,348,000 on securities that had risen in value since their purchase and $6,428,161,000 in unrealized losses on securities that had fallen in value since their purchase.

At December 31, 2007, the aggregate settlement value of open futures contracts expiring in March 2008 and the related unrealized appreciation (depreciation) were:

			($000)
		Aggregate	Unrealized
	Number of	Settlement	Appreciation
Futures Contracts	Long Contracts	Value	(Depreciation)
S&P 500 Index	1,718	634,457	(1,445)
E-mini S&P 500 Index	1,580	116,699	142
S&P MidCap 400 Index	79	34,160	577
Russell 2000 Index	24	9,266	195

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. During the year ended December 31, 2007, the fund purchased $25,510,365,000 of investment securities and sold $8,360,237,000 of investment securities, other than temporary cash investments.

E. The market value of securities on loan to broker-dealers at December 31, 2007, was $1,037,462,000, for which the fund received cash collateral of $1,119,799,000.

91

Total Stock Market Index Fund

F. Capital share transactions for each class of shares were:

	Year Ended December 31,
		2007		2006
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	15,171,470	426,972	9,913,509	314,269
Issued in Lieu of Cash Distributions	775,156	21,762	558,647	17,492
Redeemed	(6,289,097)	(176,070)	(5,650,964)	(177,927)
Net Increase (Decrease)—Investor Shares	9,657,529	272,664	4,821,192	153,834

Admiral Shares
Issued	7,021,287	197,249	6,057,169	191,210
Issued in Lieu of Cash Distributions	456,865	12,812	367,282	11,502
Redeemed	(7,632,301)	(208,755)	(2,957,305)	(93,352)
Net Increase (Decrease)—Admiral Shares	(154,149)	1,306	3,467,146	109,360

Signal Shares
Issued	5,464,636	153,655	376,857	11,812
Issued in Lieu of Cash Distributions	29,550	869	2,468	77
Redeemed	(1,034,141)	(29,707)	(9,568)	(302)
Net Increase (Decrease)—Signal Shares	4,460,045	124,817	369,757	11,587

Institutional Shares
Issued	4,630,746	129,369	2,842,672	89,979
Issued in Lieu of Cash Distributions	193,599	5,431	158,666	4,968
Redeemed	(4,124,750)	(115,589)	(1,830,189)	(57,854)
Net Increase (Decrease)—Institutional Shares	699,595	19,211	1,171,149	37,093

ETF Shares
Issued	6,126,390	41,588	2,058,789	15,769
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,977,175)	(20,150)	(1,561,253)	(12,150)
Net Increase (Decrease)—ETF Shares	3,149,215	21,438	497,536	3,619

G. In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes.” FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements, effective for the fund’s current fiscal year. Management has analyzed the fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2004–2007) for purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the fund’s financial statements.

92

Report of Independent Registered

Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard Growth Index Fund, Vanguard Value Index Fund, Vanguard Large-Cap Index Fund, and Vanguard Total Stock Market Index Fund.

In our opinion, the accompanying statements of net assets appearing herein and the statement of net assets and the statement of net assets–investments summary appearing in the inserts to this annual report and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Growth Index Fund, Vanguard Value Index Fund, Vanguard Large-Cap Index Fund and Vanguard Total Stock Market Index Fund, (constituting separate portfolios of Vanguard Index Funds, hereafter referred to as the “Funds”) at December 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and broker and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 8, 2008

93

Special 2007 tax information (unaudited) for U.S. Stock Index Funds (Large-Capitalization Portfolios)

This information for the fiscal year ended December 31, 2007, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed the following amounts of qualified dividend income to shareholders during the fiscal year:

Dividends Paid
Index Fund	($000)
Growth	140,527
Value	321,087
Large-Cap	27,102
Total Stock Market	1,727,541

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) that qualifies for the dividends-received deduction is as follows:

Index Fund	Percentage
Growth	100.0%
Value	98.6
Large-Cap	97.7
Total Stock Market	94.9

94

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns:
Periods Ended December 31, 2007
	One	Five	Ten
	Year	Years	Years
Growth Index Fund Investor Shares[1]
Returns Before Taxes	12.56%	11.72%	5.12%
Returns After Taxes on Distributions	12.42	11.58	4.82
Returns After Taxes on Distributions and Sale of Fund Shares	8.35	10.23	4.33

Value Index Fund Investor Shares[1]
Returns Before Taxes	0.09%	14.82%	6.65%
Returns After Taxes on Distributions	–0.29	14.41	5.50
Returns After Taxes on Distributions and Sale of Fund Shares	0.58	12.98	5.20

Large-Cap Index Fund Investor Shares[1]
Returns Before Taxes	6.29%	9.39%[2]	—
Returns After Taxes on Distributions	6.03	9.11[2]	—
Returns After Taxes on Distributions and Sale of Fund Shares	4.42	8.09[2]	—

Total Stock Market Index Fund Investor Shares[1]
Returns Before Taxes	5.49%	13.80%	6.25%
Returns After Taxes on Distributions	5.22	13.53	5.81
Returns After Taxes on Distributions and Sale of Fund Shares	3.92	12.08	5.26

1  Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

2  Since inception on January 30, 2004.

95

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples on the next two pages are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The tables on pages 82 and 83 illustrate your fund’s costs in two ways:

• Based on actual fund return. This table helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This table is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

96

Six Months Ended December 31, 2007[1]
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Index Fund	6/30/2007	12/31/2007	Period[2]
Based on Actual Fund Return
Growth
Investor Shares	$1,000.00	$1,042.86	$1.13
Admiral Shares	1,000.00	1,043.50	0.52
Signal Shares	1,000.00	1,043.46	0.52
Institutional Shares	1,000.00	1,043.66	0.36
ETF Shares	1,000.00	1,043.52	0.46
Value
Investor Shares	$1,000.00	$938.43	$0.98
Admiral Shares	1,000.00	938.88	0.49
Signal Shares	1,000.00	938.96	0.49
Institutional Shares	1,000.00	939.02	0.34
ETF Shares	1,000.00	938.96	0.44
Large-Cap
Investor Shares	$1,000.00	$990.97	$1.00
Admiral Shares	1,000.00	991.87	0.30
Institutional Shares	1,000.00	991.52	0.40
ETF Shares	1,000.00	991.69	0.35
Total Stock Market
Investor Shares	$1,000.00	$981.56	$0.70
Admiral Shares	1,000.00	981.91	0.30
Signal Shares	1,000.00	981.72	0.30
Institutional Shares	1,000.00	981.72	0.25
ETF Shares	1,000.00	981.73	0.35

1  These tables do not include data for the Large-Cap Index Fund Signal Shares, which had operated for less than six months at year-end.

2  The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Growth Index Fund, 0.22% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, and 0.09% for ETF Shares; for the Value Index Fund, 0.20% for Investor Shares, 0.10% for Admiral Shares, 0.10% for Signal Shares, 0.07% for Institutional Shares, and 0.09% for ETF Shares; for the Large-Cap Index Fund, 0.20% for Investor Shares, 0.06% for Admiral Shares, 0.08% for Institutional Shares, and 0.07% for ETF Shares; for the Total Stock Market Index Fund, 0.14% for Investor Shares, 0.06% for Admiral Shares, 0.06% for Signal Shares, 0.05% for Institutional Shares, and 0.07% for ETF Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

97

Six Months Ended December 31, 2007[1]
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Index Fund	6/30/2007	12/31/2007	Period[2]
Based on Hypothetical 5% Yearly Return
Growth
Investor Shares	$1,000.00	$1,024.10	$1.12
Admiral Shares	1,000.00	1,024.70	0.51
Signal Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.85	0.36
ETF Shares	1,000.00	1,024.75	0.46
Value
Investor Shares	$1,000.00	$1,024.20	$1.02
Admiral Shares	1,000.00	1,024.70	0.51
Signal Shares	1,000.00	1,024.70	0.51
Institutional Shares	1,000.00	1,024.85	0.36
ETF Shares	1,000.00	1,024.75	0.46
Large-Cap
Investor Shares	$1,000.00	$1,024.20	$1.02
Admiral Shares	1,000.00	1,024.90	0.31
Institutional Shares	1,000.00	1,024.80	0.41
ETF Shares	1,000.00	1,024.85	0.36
Total Stock Market
Investor Shares	$1,000.00	$1,024.50	$0.71
Admiral Shares	1,000.00	1,024.90	0.31
Signal Shares	1,000.00	1,024.90	0.31
Institutional Shares	1,000.00	1,024.95	0.26
ETF Shares	1,000.00	1,024.85	0.36

1  These tables do not include data for the Large-Cap Index Fund Signal Shares, which had operated for less than six months at year-end.

2  Amounts in this table are calculated in the manner described in footnote 2 on page 82.

98

Glossary

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. A fund’s beta should be reviewed in conjunction with its R-squared (see definition below). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield. A snapshot of a fund’s income from interest and dividends. The yield, expressed as a percentage of the fund’s net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of income provided by securities in the index.

99

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief Executive
Trustee since May 1987;	Officer, and Director/Trustee of The Vanguard Group, Inc., and of each of the investment
Chairman of the Board and	companies served by The Vanguard Group.
Chief Executive Officer
152 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
152 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman, President, and
Trustee since December 2001[2]	Chief Executive Officer of Rohm and Haas Co. (chemicals); Board Member of
152 Vanguard Funds Overseen	the American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) since 2005; Trustee of Drexel University and of the
Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
152 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and
the University Center for Human Values (1990–2004), Princeton University; Director of
Carnegie Corporation of New York since 2005 and of Schuylkill River Development
Corporation and Greater Philadelphia Chamber of Commerce since 2004.

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and
Trustee since July 1998	Chief Global Diversity Officer since 2006, Vice President and Chief Information
152 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson &
Johnson (pharmaceuticals/consumer products); Director of the University Medical
Center at Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance
Trustee since December 2004	and Banking, Harvard Business School; Senior Associate Dean, Director of Faculty
152 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) since 2003; Chair of the Investment Committee of
HighVista Strategies LLC (private investment firm) since 2005.

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/lignite); Director
152 Vanguard Funds Overseen	of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines) and
152 Vanguard Funds Overseen	AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
152 Vanguard Funds Overseen

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard
Secretary since July 2005	Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of
152 Vanguard Funds Overseen	The Vanguard Group, and of each of the investment companies served by The Vanguard
Group, since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	F. William McNabb, III	Ralph K. Packard
Mortimer J. Buckley	Paul A. Heller	Michael S. Miller	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1  Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2  December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

P.O. Box 2600

Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	Vanguard, Admiral, Vanguard ETF, Signal, Connect
with Vanguard, Vanguard.com, and the ship logo are
Direct Investor Account Services > 800-662-2739	trademarks of The Vanguard Group, Inc.

Institutional Investor Services > 800-523-1036
All other marks are the exclusive property of their
Text Telephone for People	respective owners.
With Hearing Impairment > 800-952-3335
All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
This material may be used in conjunction	guidelines by visiting our website, www.vanguard.com,
with the offering of shares of any Vanguard	and searching for “proxy voting guidelines,” or by
fund only if preceded or accompanied by	calling Vanguard at 800-662-2739. The guidelines are
the fund’s current prospectus.	also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
The funds or securities referred to herein are not	either www.vanguard.com or www.sec.gov.
sponsored, endorsed, or promoted by MSCI, and
MSCI bears no liability with respect to any such funds
or securities. For any such funds or securities, the
prospectus or the Statement of Additional Information
contains a more detailed description of the limited
relationship MSCI has with The Vanguard Group and
any related funds.	You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-0102.

© 2008 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q850 022008

Vanguard® U.S. Stock Index Funds

Total Stock Market Index Fund

Statement of Net Assets—Investments Summary

As of December 31, 2007

This Statement should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, Notes to Financial Statements, and Report of Independent Registered Public Accounting Firm, all of which appear in the accompanying report.

This Statement summarizes the fund’s holdings by asset type (common stocks, bonds, etc.) and by industry sector. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
McDonald’s Corp.	7,875,430	463,942	0.4%
Time Warner, Inc.	24,644,158	406,875	0.4%
The Walt Disney Co.	12,184,779	393,325	0.4%
† Other—Consumer Discretionary		8,871,964	8.3%
		10,136,106	9.5%
Consumer Staples
The Procter & Gamble Co.	20,590,482	1,511,753	1.4%
Altria Group, Inc.	13,910,700	1,051,371	1.0%
The Coca-Cola Co.	13,758,781	844,376	0.8%
PepsiCo, Inc.	10,676,745	810,365	0.8%
Wal-Mart Stores, Inc.	16,289,903	774,259	0.7%
CVS/Caremark Corp.	9,786,134	388,999	0.3%
† Other—Consumer Staples		4,032,165	3.8%
		9,413,288	8.8%
Energy
ExxonMobil Corp.	36,648,791	3,433,625	3.2%
Chevron Corp.	14,086,038	1,314,650	1.2%
ConocoPhillips Co.	10,214,413	901,933	0.9%
Schlumberger Ltd.	7,876,889	774,850	0.8%
Occidental Petroleum Corp.	5,489,729	422,654	0.4%
† Other—Energy		5,789,799	5.4%
		12,637,511	11.9%
Financials
Bank of America Corp.	29,321,300	1,209,797	1.2%
JPMorgan Chase & Co.	22,359,977	976,013	0.9%
Citigroup, Inc.	32,870,657	967,712	0.9%
American International Group, Inc.	14,403,069	839,699	0.8%
Wells Fargo & Co.	21,358,658	644,818	0.6%

1

	The Goldman Sachs Group, Inc.	2,412,536	518,816	0.5%
	Wachovia Corp.	13,067,995	496,976	0.5%
	Bank of New York Mellon Corp.	7,519,240	366,638	0.4%
	American Express Co.	7,029,412	365,670	0.3%
	U.S. Bancorp	11,408,722	362,113	0.3%
†	Other—Financials		11,851,191	11.1%
			18,599,443	17.5%
Health Care
	Johnson & Johnson	19,126,374	1,275,729	1.2%
	Pfizer Inc.	45,772,727	1,040,414	1.0%
	Merck & Co., Inc.	14,332,626	832,869	0.8%
	Abbott Laboratories	10,212,701	573,443	0.5%
	UnitedHealth Group Inc.	8,755,151	509,550	0.5%
	Wyeth	8,885,706	392,659	0.4%
	Medtronic, Inc.	7,532,512	378,659	0.3%
	Eli Lilly & Co.	6,746,000	360,169	0.3%
†	Other—Health Care		7,448,377	7.0%
			12,811,869	12.0%
Industrials
	General Electric Co.	67,705,092	2,509,828	2.4%
	United Technologies Corp.	6,226,234	476,556	0.4%
	The Boeing Co.	4,919,991	430,302	0.4%
	3M Co.	4,493,759	378,914	0.4%
†	Other—Industrials		8,813,909	8.3%
			12,609,509	11.9%
Information Technology
	Microsoft Corp.	55,742,006	1,984,415	1.9%
*	Apple Inc.	5,744,661	1,137,903	1.1%
*	Cisco Systems, Inc.	40,109,436	1,085,762	1.0%
*	Google Inc.	1,538,890	1,064,112	1.0%
	Intel Corp.	38,578,043	1,028,491	1.0%
	International Business Machines Corp.	8,989,280	971,741	0.9%
	Hewlett-Packard Co.	17,304,979	873,555	0.8%
*	Oracle Corp.	27,027,576	610,283	0.6%
	QUALCOMM Inc.	11,062,533	435,311	0.4%
*	Dell Inc.	14,260,750	349,531	0.3%
†	Other—Information Technology		8,175,022	7.7%
			17,716,126	16.7%
Materials
	Monsanto Co.	3,604,496	402,586	0.4%
†	Other—Materials		3,675,124	3.4%
			4,077,710	3.8%
Telecommunication Services
	AT&T Inc.	40,300,981	1,674,909	1.6%
	Verizon Communications Inc.	19,179,264	837,942	0.8%
†	Other—Telecommunication Services		965,767	0.9%
			3,478,618	3.3%
Utilities
	Exelon Corp.	4,455,075	363,712	0.3%
†	Other—Utilities		3,713,631	3.5%
			4,077,343	3.8%

2

Total Common Stocks (Cost $85,269,830)		105,557,523	99.2%[1]
Temporary Cash Investments
Money Market Fund
[2] Vanguard Market Liquidity Fund, 4.664%—Note E	1,119,799,061	1,119,799	1.0%
[2] Vanguard Market Liquidity Fund, 4.664%	800,837,656	800,838	0.8%
		1,920,637	1.8%
† [3]U.S. Agency Obligation		57,681	0.1%
Total Temporary Cash Investments (Cost $1,978,325)		1,978,318	1.9%[1]
Total Investments (Cost $87,248,155)		107,535,841	101.1%
Other Assets and Liabilities
Other Assets—Note B		610,578	0.6%
Liabilities—Note E		(1,762,004)	(1.7%)
		(1,151,426)	(1.1%)
Net Assets		106,384,415	100.0%

3

At December 31, 2007, net assets consisted of:[4]
Amount
($000)
Paid-in Capital	88,079,869
Overdistributed Net Investment Income	(71,693)
Accumulated Net Realized Losses	(1,910,916)
Unrealized Appreciation (Depreciation)
Investment Securities	20,287,686
Futures Contracts	(531)
Net Assets	106,384,415

Investor Shares—Net Assets
Applicable to 1,419,405,153 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	50,183,484
Net Asset Value Per Share—Investor Shares	$35.36

Admiral Shares—Net Assets
Applicable to 788,920,453 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	27,894,959
Net Asset Value Per Share—Admiral Shares	$35.36

Signal Shares—Net Assets
Applicable to 136,404,406 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	4,655,058
Net Asset Value Per Share—Signal Shares	$34.13
Amount
($000)
Institutional Shares—Net Assets
Applicable to 378,811,787 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	13,396,094
Net Asset Value Per Share—Institutional Shares	$35.36

ETF Shares—Net Assets
Applicable to 70,590,349 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	10,254,820
Net Asset Value Per Share—ETF Shares	$145.27

4

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

†  Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.1%, respectively, of net assets. See Note C in Notes to Financial Statements.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  Securities with a value of $57,681,000 have been segregated as initial margin for open futures contracts.

4  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

© 2008 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

F850 022008

5

Vanguard® U.S. Stock Index Funds

Large-Cap Index Fund

Statement of Net Assets

As of December 31, 2007

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, Notes to Financial Statements, and Report of Independent Registered Public Accounting Firm, all of which appear in the accompanying report.

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of the accompanying report for further information).

			Market
			Value•
		Shares	($000)
Common Stocks (99.8%)[1]
Consumer Discretionary (9.2%)
	McDonald’s Corp.	158,010	9,308
	Time Warner, Inc.	494,157	8,159
	The Walt Disney Co.	244,319	7,887
	Home Depot, Inc.	223,294	6,016
	Target Corp.	106,709	5,335
	News Corp., Class A	241,549	4,949
*	Comcast Corp. Class A	261,026	4,766
	Lowe’s Cos., Inc.	196,717	4,450
*	Amazon.com, Inc.	41,092	3,807
*	Viacom Inc. Class B	79,172	3,477
	NIKE, Inc. Class B	48,605	3,122
	Johnson Controls, Inc.	78,746	2,838
	Best Buy Co., Inc.	53,541	2,819
	Yum! Brands, Inc.	69,075	2,644
	Carnival Corp.	57,974	2,579
*	Comcast Corp.
	Special Class A	133,707	2,423
	CBS Corp.	85,121	2,320
	Harrah’s Entertainment, Inc.	24,871	2,207
*	DIRECTV Group, Inc.	94,660	2,189
	Staples, Inc.	94,820	2,187
	Clear Channel
	Communications, Inc.	62,643	2,162
	Omnicom Group Inc.	43,600	2,072
*	Starbucks Corp.	98,995	2,026
	The McGraw-Hill Cos., Inc.	44,944	1,969
*	Liberty Media Corp.–
	Capital Series A	16,349	1,904
	International Game

1

	Technology	43,244	1,900
*	Kohl’s Corp.	40,710	1,865
	TJX Cos., Inc.	59,159	1,700
	The Gap, Inc.	75,291	1,602
	Harley-Davidson, Inc.	33,523	1,566
	Marriott International, Inc.
	Class A	45,146	1,543
*	Liberty Media Corp.–
	Interactive Series A	80,812	1,542
*	Ford Motor Co.	228,565	1,538
	Garmin Ltd.	15,821	1,535
*	Coach, Inc.	49,361	1,509
*	MGM Mirage, Inc.	17,847	1,500
	General Motors Corp.	60,137	1,497
	Macy’s Inc.	57,835	1,496
	Fortune Brands, Inc.	20,332	1,471
*	Las Vegas Sands Corp.	14,170	1,460
*	Apollo Group, Inc. Class A	19,512	1,369
	News Corp., Class B	58,880	1,251
	J.C. Penney Co., Inc.
	(Holding Co.)	28,384	1,249
	Starwood Hotels & Resorts
	Worldwide, Inc.	28,236	1,243
	Gannett Co., Inc.	30,994	1,209
*	GameStop Corp. Class A	19,024	1,182
*^	Sears Holdings Corp.	10,421	1,063
*	Bed Bath & Beyond, Inc.	35,961	1,057
*	EchoStar Communications
	Corp. Class A	27,790	1,048
	Genuine Parts Co.	22,636	1,048
	Mattel, Inc.	52,290	996
	Nordstrom, Inc.	26,950	990
	Newell Rubbermaid, Inc.	37,015	958
	Abercrombie & Fitch Co.	11,738	939
*	Liberty Global, Inc. Class A	23,897	937
	Tim Hortons, Inc.	25,047	925
*	Liberty Global, Inc. Series C	24,663	902
	Limited Brands, Inc.	47,628	902
	Wynn Resorts Ltd.	7,992	896
*	Discovery Holding Co. Class A	35,576	894
	Whirlpool Corp.	10,455	853
	Sherwin-Williams Co.	14,694	853
	Tiffany & Co.	18,156	836
	Eastman Kodak Co.	38,102	833
	VF Corp.	11,746	806
	H & R Block, Inc.	43,334	805
*	Expedia, Inc.	25,291	800
	Royal Caribbean Cruises, Ltd.	18,323	778
*	Cablevision Systems NY
	Group Class A	30,657	751
*	AutoZone Inc.	6,249	749
	BorgWarner, Inc.	15,396	745
*	The Goodyear Tire &

2

	Rubber Co.	25,120	709
*	IAC/InterActiveCorp	26,104	703
*	Time Warner Cable, Inc.	23,838	658
	Virgin Media Inc.	36,633	628
	Black & Decker Corp.	8,869	618
	Harman International
	Industries, Inc.	8,247	608
*	Penn National Gaming, Inc.	9,815	584
	Wyndham Worldwide Corp.	24,737	583
	Washington Post Co. Class B	734	581
*^	CarMax, Inc.	28,985	572
*^	Sirius Satellite Radio, Inc.	184,621	559
	Autoliv, Inc.	10,417	549
	American Eagle
	Outfitters, Inc.	26,281	546
*	Mohawk Industries, Inc.	7,273	541
	E.W. Scripps Co. Class A	11,825	532
	Advance Auto Parts, Inc.	13,950	530
	Hasbro, Inc.	20,350	521
*	Interpublic Group of Cos., Inc.	62,928	510
	Lamar Advertising Co.
	Class A	10,427	501
*	XM Satellite Radio
	Holdings, Inc.	40,530	496
	Darden Restaurants Inc.	17,855	495
	D. R. Horton, Inc.	37,315	491
	Polo Ralph Lauren Corp.	7,923	490
	The Stanley Works	9,840	477
	Ross Stores, Inc.	18,425	471
*	O’Reilly Automotive, Inc.	14,464	469
*	ITT Educational Services, Inc.	5,329	454
	PetSmart, Inc.	18,123	426
*	Urban Outfitters, Inc.	15,524	423
	Leggett & Platt, Inc.	23,546	411
	WABCO Holdings Inc.	8,176	410
	Centex Corp.	16,060	406
	Family Dollar Stores, Inc.	19,016	366
*	Toll Brothers, Inc.	17,628	354
*	R.H. Donnelley Corp.	9,489	346
	Idearc Inc.	19,669	345
*	Dollar Tree Stores, Inc.	12,935	335
*	AutoNation, Inc.	20,778	325
	Williams-Sonoma, Inc.	12,484	323
	New York Times Co. Class A	18,180	319
*	NVR, Inc.	606	318
*	Career Education Corp.	12,370	311
	Wendy’s International, Inc.	11,976	309
	Lennar Corp. Class A	17,160	307
	Pulte Homes, Inc.	28,990	306
	Brinker International, Inc.	15,289	299
	RadioShack Corp.	17,506	295
	Liz Claiborne, Inc.	13,780	280
	Foot Locker, Inc.	20,377	278

3

	Boyd Gaming Corp.	7,657	261
	Guess ?, Inc.	6,181	234
	Jones Apparel Group, Inc.	14,321	229
*	Crocs, Inc.	5,919	218
	KB Home	10,023	216
*	Chico’s FAS, Inc.	23,570	213
	Weight Watchers
	International, Inc.	4,535	205
*	Office Depot, Inc.	14,728	205
	Brunswick Corp.	11,979	204
*	CTC Media, Inc.	5,368	162
			171,721
Consumer Staples (9.7%)
	The Procter & Gamble Co.	412,963	30,320
	Altria Group, Inc.	279,030	21,089
	The Coca-Cola Co.	275,962	16,936
	PepsiCo, Inc.	214,167	16,255
	Wal-Mart Stores, Inc.	326,767	15,531
	CVS/Caremark Corp.	196,255	7,801
	Kraft Foods Inc.	208,934	6,818
	Colgate-Palmolive Co.	67,662	5,275
	Anheuser-Busch Cos., Inc.	99,386	5,202
	Walgreen Co.	131,852	5,021
	Costco Wholesale Corp.	58,134	4,055
	Kimberly-Clark Corp.	56,510	3,918
	Archer-Daniels-Midland Co.	76,846	3,568
	Sysco Corp.	81,289	2,537
	General Mills, Inc.	43,902	2,502
	The Kroger Co.	89,286	2,385
	Avon Products, Inc.	57,634	2,278
	Safeway, Inc.	58,277	1,994
	H.J. Heinz Co.	42,692	1,993
	Kellogg Co.	36,755	1,927
	Bunge Ltd.	16,052	1,869
	ConAgra Foods, Inc.	65,414	1,556
	Sara Lee Corp.	96,382	1,548
	Reynolds American Inc.	23,420	1,545
	Wm. Wrigley Jr. Co.	24,117	1,412
	Carolina Group	14,342	1,223
	The Clorox Co.	18,408	1,200
	UST, Inc.	21,125	1,158
	Campbell Soup Co.	30,898	1,104
	SuperValu Inc.	28,293	1,062
	Coca-Cola Enterprises, Inc.	35,328	920
	Molson Coors Brewing Co.
	Class B	17,270	891
	The Hershey Co.	21,145	833
*	Energizer Holdings, Inc.	7,209	808
	Whole Foods Market, Inc.	18,626	760
	The Pepsi Bottling Group, Inc.	18,086	714
	The Estee Lauder Cos. Inc.
	Class A	14,756	644
*	Constellation Brands, Inc.

4

	Class A	25,522	603
	McCormick & Co., Inc.	15,392	584
	Tyson Foods, Inc.	36,277	556
	Brown-Forman Corp. Class B	7,154	530
	Dean Foods Co.	17,312	448
*	Smithfield Foods, Inc.	15,261	441
	Hormel Foods Corp.	10,153	411
*	Hansen Natural Corp.	9,023	400
	PepsiAmericas, Inc.	8,520	284
*	Bare Escentuals, Inc.	7,295	177
	Wm. Wrigley Jr. Co. Class B	1,719	101
			181,187
Energy (12.5%)
	ExxonMobil Corp.	735,069	68,869
	Chevron Corp.	282,512	26,367
	ConocoPhillips Co.	204,774	18,082
	Schlumberger Ltd.	157,978	15,540
	Occidental Petroleum Corp.	110,101	8,477
*	Transocean, Inc.	41,417	5,929
	Marathon Oil Corp.	94,757	5,767
	Valero Energy Corp.	73,418	5,141
	Devon Energy Corp.	56,218	4,998
	Apache Corp.	44,006	4,732
	Halliburton Co.	118,133	4,478
	Anadarko Petroleum Corp.	61,823	4,061
	Hess Corp.	38,002	3,833
*	National Oilwell Varco Inc.	47,294	3,474
	Baker Hughes, Inc.	42,438	3,442
	XTO Energy, Inc.	63,945	3,284
*	Weatherford International Ltd.	44,795	3,073
	EOG Resources, Inc.	32,543	2,904
	Williams Cos., Inc.	79,661	2,850
	Chesapeake Energy Corp.	59,591	2,336
	Peabody Energy Corp.	35,300	2,176
	Spectra Energy Corp.	83,922	2,167
	Murphy Oil Corp.	23,833	2,022
	Noble Corp.	35,564	2,010
	Smith International, Inc.	26,562	1,962
	Noble Energy, Inc.	22,752	1,809
	CONSOL Energy, Inc.	24,219	1,732
	El Paso Corp.	93,003	1,603
*	Ultra Petroleum Corp.	20,205	1,445
*	Cameron International Corp.	28,954	1,394
	Diamond Offshore Drilling, Inc.	9,250	1,314
*	Southwestern Energy Co.	22,607	1,260
	ENSCO International, Inc.	19,520	1,164
	Sunoco, Inc.	15,920	1,153
*	Nabors Industries, Inc.	37,509	1,027
	Range Resources Corp.	19,694	1,011
*	FMC Technologies Inc.	17,272	979
*	Denbury Resources, Inc.	32,406	964
*	Grant Prideco, Inc.	17,055	947
	BJ Services Co.	38,816	942

5

*	Newfield Exploration Co.	17,345	914
	Tesoro Corp.	18,232	870
	Arch Coal, Inc.	19,005	854
*	Plains Exploration &
	Production Co.	14,969	808
	Pioneer Natural Resources Co.	16,404	801
*	Pride International, Inc.	22,249	754
*	Exterran Holdings, Inc.	8,142	666
	Rowan Cos., Inc.	14,864	587
	Frontier Oil Corp.	14,137	574
	Cimarex Energy Co.	11,124	473
	Patterson-UTI Energy, Inc.	20,763	405
*	CNX Gas Corp.	4,207	134
			234,558
Financials (17.5%)
	Bank of America Corp.	588,088	24,264
	JPMorgan Chase & Co.	448,440	19,574
	Citigroup, Inc.	659,310	19,410
	American International
	Group, Inc.	288,907	16,843
	Wells Fargo & Co.	428,371	12,933
	The Goldman Sachs
	Group, Inc.	48,417	10,412
	Wachovia Corp.	262,083	9,967
	Bank of New York
	Mellon Corp.	150,935	7,360
	American Express Co.	140,881	7,329
	U.S. Bancorp	228,765	7,261
	Morgan Stanley	125,519	6,666
*	Berkshire Hathaway Inc.
	Class B	1,282	6,072
	MetLife, Inc.	98,441	6,066
	Merrill Lynch & Co., Inc.	109,630	5,885
	Prudential Financial, Inc.	61,375	5,710
	Fannie Mae	129,343	5,171
	The Travelers Cos., Inc.	87,009	4,681
	CME Group, Inc.	6,341	4,350
	State Street Corp.	51,691	4,197
	AFLAC Inc.	64,849	4,061
	Lehman Brothers
	Holdings, Inc.	59,909	3,920
	The Allstate Corp.	73,793	3,854
	The Hartford Financial
	Services Group Inc.	42,128	3,673
	Charles Schwab Corp.	129,777	3,316
	PNC Financial Services Group	46,133	3,029
	Freddie Mac	87,793	2,991
	Loews Corp.	56,903	2,864
	The Chubb Corp.	52,250	2,852
	SunTrust Banks, Inc.	44,080	2,755
	ACE Ltd.	43,637	2,696
	Capital One Financial Corp.	55,451	2,621
	Franklin Resources Corp.	22,871	2,617

6

	Simon Property
	Group, Inc. REIT	29,698	2,580
	The Principal
	Financial Group, Inc.	35,244	2,426
	BB&T Corp.	73,107	2,242
	Regions Financial Corp.	93,431	2,210
	ProLogis REIT	34,161	2,165
	Lincoln National Corp.	36,039	2,098
	T. Rowe Price Group Inc.	33,395	2,033
	Northern Trust Corp.	26,318	2,015
	Marsh & McLennan Cos., Inc.	72,218	1,912
	Progressive Corp. of Ohio	91,282	1,749
	Ameriprise Financial, Inc.	31,256	1,722
	Aon Corp.	34,907	1,665
	Fifth Third Bancorp	64,407	1,619
	Vornado Realty Trust REIT	18,185	1,599
	Washington Mutual, Inc.	115,892	1,577
	Nymex Holdings Inc.	11,692	1,562
	NYSE Euronext	17,516	1,537
	Genworth Financial Inc.	58,562	1,490
	Boston Properties, Inc. REIT	15,784	1,449
*	IntercontinentalExchange Inc.	7,390	1,423
	SLM Corp.	68,285	1,375
	Invesco, Ltd.	42,924	1,347
	Equity Residential REIT	36,809	1,342
	National City Corp.	79,854	1,314
	Bear Stearns Co., Inc.	14,706	1,298
	Legg Mason Inc.	17,648	1,291
	Public Storage, Inc. REIT	16,992	1,247
	KeyCorp	53,089	1,245
	XL Capital Ltd. Class A	24,100	1,212
	General Growth
	Properties Inc. REIT	29,359	1,209
	Host Hotels &
	Resorts Inc. REIT	69,307	1,181
	Unum Group	47,916	1,140
	Kimco Realty Corp. REIT	30,181	1,099
	Moody’s Corp.	30,659	1,095
	Plum Creek
	Timber Co. Inc. REIT	23,349	1,075
	Hudson City Bancorp, Inc.	67,877	1,020
	Leucadia National Corp.	21,521	1,014
	Avalonbay
	Communities, Inc. REIT	10,610	999
	HCP, Inc. REIT	27,407	953
	Annaly Mortgage
	Management Inc. REIT	52,200	949
	Commerce Bancorp, Inc.	24,329	928
	Assurant, Inc.	13,452	900
*	Nasdaq Stock Market Inc.	18,181	900
	Comerica, Inc.	20,500	892
	Discover Financial Services	56,989	859
	Synovus Financial Corp.	35,358	851

7

	Everest Re Group, Ltd.	8,443	848
	American Capital
	Strategies, Ltd.	24,873	820
	Marshall & Ilsley Corp.	30,727	814
	Cincinnati Financial Corp.	20,562	813
	Ventas, Inc. REIT	17,803	806
	People’s United Financial Inc.	44,437	791
	Safeco Corp.	14,005	780
	Janus Capital Group Inc.	23,657	777
	M & T Bank Corp.	9,500	775
	AMB Property Corp. REIT	13,323	767
	Torchmark Corp.	12,512	757
	Willis Group Holdings Ltd.	19,599	744
	SL Green Realty Corp. REIT	7,921	740
	Eaton Vance Corp.	15,763	716
*	TD Ameritrade Holding Corp.	35,533	713
	Axis Capital Holdings Ltd.	18,032	703
	Huntington Bancshares Inc.	46,209	682
	The Macerich Co. REIT	9,550	679
	New York Community
	Bancorp, Inc.	38,584	678
	Zions Bancorp	14,200	663
	W.R. Berkley Corp.	21,670	646
	Developers Diversified
	Realty Corp. REIT	16,529	633
	SEI Investments Co.	19,571	630
	Federal Realty
	Investment Trust REIT	7,594	624
*	Markel Corp.	1,260	619
	PartnerRe Ltd.	7,438	614
	Regency Centers Corp. REIT	9,260	597
	White Mountains
	Insurance Group Inc.	1,157	595
*	CB Richard Ellis Group, Inc.	27,239	587
	RenaissanceRe Holdings Ltd.	9,145	551
*	Arch Capital Group Ltd.	7,202	507
	Federated Investors, Inc.	12,275	505
	Duke Realty Corp. REIT	19,076	498
	iStar Financial Inc. REIT	17,767	463
	Old Republic
	International Corp.	28,984	447
	Apartment Investment &
	Management Co.
	Class A REIT	12,858	447
	Allied Capital Corp.	20,491	441
	Associated Banc-Corp.	15,971	433
	HCC Insurance Holdings, Inc.	14,850	426
	Raymond James Financial, Inc.	12,628	412
	Fidelity National
	Financial, Inc. Class A	27,667	404
	Hospitality Properties
	Trust REIT	12,382	399
	Popular, Inc.	35,503	376

8

	Brown & Brown, Inc.	15,940	375
	Commerce Bancshares, Inc.	8,226	369
	Protective Life Corp.	8,942	367
	Forest City Enterprise Class A	8,243	366
	First American Corp.	10,726	366
	UnionBanCal Corp.	7,448	364
	Camden Property Trust REIT	7,548	363
	UDR, Inc. REIT	17,986	357
	Ambac Financial Group, Inc.	13,524	348
	Liberty Property Trust REIT	12,077	348
	City National Corp.	5,565	331
	The St. Joe Co.	9,308	331
	Weingarten Realty
	Investors REIT	10,325	325
	Nationwide Financial
	Services, Inc.	6,831	307
	First Horizon National Corp.	16,758	304
	Unitrin, Inc.	6,289	302
	CapitalSource Inc. REIT	16,779	295
	Countrywide Financial Corp.	31,716	284
	American Financial Group, Inc.	9,498	274
	TCF Financial Corp.	15,279	274
	Colonial BancGroup, Inc.	20,191	273
	Astoria Financial Corp.	11,603	270
	Transatlantic Holdings, Inc.	3,607	262
	CIT Group Inc.	10,368	249
	MGIC Investment Corp.	10,841	243
	Sovereign Bancorp, Inc.	20,596	235
*	AmeriCredit Corp.	15,400	197
*	TFS Financial Corp.	15,378	184
	BOK Financial Corp.	3,148	163
	The PMI Group Inc.	11,397	151
	The First Marblehead Corp.	8,710	133
	MBIA, Inc.	7,114	133
*	E*TRADE Financial Corp.	22,879	81
	Student Loan Corp.	595	65
	Radian Group, Inc.	4,582	54
*	Forestar Real Estate Group, Inc.	35	1
*	Guaranty Financial Group, Inc.	35	1
			327,473
Health Care (12.0%)
	Johnson & Johnson	383,635	25,588
	Pfizer Inc.	918,153	20,870
	Merck & Co., Inc.	287,451	16,704
	Abbott Laboratories	204,839	11,502
	UnitedHealth Group Inc.	175,603	10,220
	Wyeth	178,180	7,874
	Medtronic, Inc.	150,958	7,589
	Eli Lilly & Co.	135,340	7,226
*	WellPoint Inc.	79,622	6,985
	Bristol-Myers Squibb Co.	262,147	6,952
*	Amgen, Inc.	144,058	6,690
*	Gilead Sciences, Inc.	122,893	5,654

9

	Schering-Plough Corp.	198,204	5,280
	Baxter International, Inc.	85,437	4,960
*	Genentech, Inc.	62,803	4,212
	Aetna Inc.	67,821	3,915
*	Medco Health Solutions, Inc.	35,916	3,642
*	Thermo Fisher Scientific, Inc.	56,606	3,265
	Covidien Ltd.	65,783	2,914
	Stryker Corp.	38,139	2,850
	Cardinal Health, Inc.	48,417	2,796
	Becton, Dickinson & Co.	32,261	2,696
	Allergan, Inc.	40,586	2,607
*	Genzyme Corp.	34,881	2,597
	McKesson Corp.	39,203	2,568
*	Celgene Corp.	50,678	2,342
*	Biogen Idec Inc.	38,273	2,178
*	Express Scripts Inc.	29,142	2,127
*	Zimmer Holdings, Inc.	31,295	2,070
*	Boston Scientific Corp.	177,868	2,069
	CIGNA Corp.	37,508	2,015
*	St. Jude Medical, Inc.	45,157	1,835
*	Humana Inc.	22,386	1,686
*	Intuitive Surgical, Inc.	5,022	1,630
*	Forest Laboratories, Inc.	42,034	1,532
	C.R. Bard, Inc.	13,821	1,310
*	Coventry Health Care Inc.	20,522	1,216
*	Laboratory Corp. of
	America Holdings	15,787	1,192
	Quest Diagnostics, Inc.	21,876	1,157
	AmerisourceBergen Corp.	24,021	1,078
*	Waters Corp.	13,261	1,049
*	Hologic, Inc.	15,249	1,047
*	Hospira, Inc.	20,927	892
*	Varian Medical Systems, Inc.	16,802	876
	DENTSPLY International Inc.	19,169	863
	Applera Corp.–Applied
	Biosystems Group	24,298	824
*	DaVita, Inc.	14,001	789
*	Covance, Inc.	8,563	742
*	Henry Schein, Inc.	11,884	730
*	Barr Pharmaceuticals Inc.	13,687	727
*	Health Net Inc.	14,858	718
*	Amylin Pharmaceuticals, Inc.	17,592	651
*	Cephalon, Inc.	8,960	643
*	Millennium
	Pharmaceuticals, Inc.	42,684	639
	Beckman Coulter, Inc.	8,339	607
*	Charles River Laboratories, Inc.	9,102	599
	IMS Health, Inc.	25,952	598
	Pharmaceutical Product
	Development, Inc.	14,218	574
*	Invitrogen Corp.	6,136	573
	Mylan Inc.	40,418	568
*	Millipore Corp.	7,181	526

10

*	Cerner Corp.	8,983	507
*	Patterson Cos.	14,878	505
*	Endo Pharmaceuticals
	Holdings, Inc.	17,695	472
*	Community Health
	Systems, Inc.	12,694	468
	Hillenbrand Industries, Inc.	7,879	439
*	Lincare Holdings, Inc.	11,569	407
*	Vertex Pharmaceuticals, Inc.	17,456	406
*	Kinetic Concepts, Inc.	7,109	381
*	Sepracor Inc.	14,238	374
	Omnicare, Inc.	16,186	369
*	ImClone Systems, Inc.	8,076	347
*	King Pharmaceuticals, Inc.	32,671	335
*	Warner Chilcott Ltd.	13,232	235
*	WellCare Health Plans Inc.	4,686	199
	Brookdale Senior Living Inc.	4,777	136
			224,408
Industrials (11.4%)
	General Electric Co.	1,358,061	50,343
	United Technologies Corp.	124,873	9,558
	The Boeing Co.	98,729	8,635
	3M Co.	90,161	7,602
	United Parcel Service, Inc.	90,381	6,392
	Caterpillar, Inc.	84,713	6,147
	Emerson Electric Co.	104,987	5,949
	Honeywell International Inc.	94,222	5,801
	Deere & Co.	59,691	5,558
	Lockheed Martin Corp.	46,600	4,905
	Union Pacific Corp.	33,543	4,214
	General Dynamics Corp.	45,773	4,073
	Burlington Northern
	Santa Fe Corp.	46,928	3,906
	Raytheon Co.	58,013	3,521
	FedEx Corp.	38,923	3,471
	Northrop Grumman Corp.	43,669	3,434
	Illinois Tool Works, Inc.	62,149	3,327
	Danaher Corp.	32,690	2,868
	Norfolk Southern Corp.	52,314	2,639
	Tyco International, Ltd.	65,783	2,608
	CSX Corp.	58,343	2,566
	PACCAR, Inc.	47,038	2,563
	Precision Castparts Corp.	18,279	2,535
	Textron, Inc.	33,039	2,356
	Waste Management, Inc.	68,755	2,246
	Eaton Corp.	19,427	1,883
	L-3 Communications
	Holdings, Inc.	16,700	1,769
	Ingersoll-Rand Co.	38,071	1,769
*	McDermott International, Inc.	29,732	1,755
	Parker Hannifin Corp.	23,126	1,742
	Fluor Corp.	11,736	1,710
	Cummins Inc.	13,108	1,670

11

	Rockwell Collins, Inc.	21,778	1,567
*	Jacobs Engineering Group Inc.	15,971	1,527
	ITT Industries, Inc.	22,775	1,504
*	Foster Wheeler Ltd.	9,454	1,466
*	First Solar, Inc.	5,296	1,415
	Rockwell Automation, Inc.	19,354	1,335
	Cooper Industries, Inc.
	Class A	24,697	1,306
	Expeditors International of
	Washington, Inc.	28,341	1,266
	Dover Corp.	27,239	1,255
	Southwest Airlines Co.	99,059	1,209
	C.H. Robinson Worldwide Inc.	21,737	1,176
	Trane, Inc.	24,197	1,130
	Masco Corp.	52,297	1,130
	Goodrich Corp.	15,883	1,121
	Pitney Bowes, Inc.	29,032	1,104
	R.R. Donnelley & Sons Co.	28,823	1,088
	Joy Global Inc.	14,499	954
*	Terex Corp.	13,670	896
*	KBR Inc.	22,521	874
	W.W. Grainger, Inc.	9,488	830
*	AGCO Corp.	12,185	828
	The Manitowoc Co., Inc.	16,761	818
	Republic Services, Inc.
	Class A	25,619	803
	SPX Corp.	7,457	767
	Roper Industries Inc.	11,823	739
	Harsco Corp.	11,203	718
	The Dun & Bradstreet Corp.	7,939	704
	Equifax, Inc.	19,169	697
	Fastenal Co.	17,012	688
*	Stericycle, Inc.	11,563	687
	Avery Dennison Corp.	12,708	675
	Ametek, Inc.	14,319	671
	Pall Corp.	16,349	659
*	SunPower Corp. Class A	4,948	645
*	Shaw Group, Inc.	10,661	644
	Cintas Corp.	19,038	640
	Manpower Inc.	11,248	640
*	Quanta Services, Inc.	22,342	586
	Robert Half International, Inc.	20,949	566
*	UAL Corp.	15,359	548
*	Monster Worldwide Inc.	16,174	524
*	Allied Waste Industries, Inc.	44,350	489
*	Delta Air Lines Inc.	31,763	473
*	Spirit Aerosystems
	Holdings Inc.	13,653	471
	Oshkosh Truck Corp.	9,930	469
*	AMR Corp.	32,843	461
	Pentair, Inc.	12,578	438
*	ChoicePoint Inc.	10,014	365
	J.B. Hunt Transport

12

	Services, Inc.	12,975	357
*	USG Corp.	9,872	353
*	Hertz Global Holdings Inc.	19,353	308
	The Corporate
	Executive Board Co.	4,942	297
*	Owens Corning Inc.	10,406	210
*	US Airways Group Inc.	10,848	160
			212,766
Information Technology (16.6%)
	Microsoft Corp.	1,118,353	39,813
*	Apple Inc.	115,303	22,839
*	Cisco Systems, Inc.	804,673	21,782
*	Google Inc.	30,884	21,356
	Intel Corp.	773,994	20,635
	International Business
	Machines Corp.	180,286	19,489
	Hewlett-Packard Co.	347,151	17,524
*	Oracle Corp.	541,976	12,238
	QUALCOMM Inc.	221,802	8,728
*	Dell Inc.	285,948	7,009
	Texas Instruments, Inc.	189,348	6,324
*	EMC Corp.	278,086	5,153
	Corning, Inc.	209,154	5,018
	Motorola, Inc.	303,941	4,875
*	eBay Inc.	143,942	4,777
*	Yahoo! Inc.	160,036	3,722
*	Adobe Systems, Inc.	78,092	3,337
	Applied Materials, Inc.	182,700	3,245
	Automatic Data
	Processing, Inc.	70,572	3,143
	Accenture Ltd.	78,484	2,828
*	MEMC Electronic
	Materials, Inc.	29,946	2,650
	Western Union Co.	102,380	2,486
	Tyco Electronics Ltd.	65,783	2,443
*	Electronic Arts Inc.	41,467	2,422
*	NVIDIA Corp.	69,225	2,355
*	Sun Microsystems, Inc.	121,528	2,203
*	Juniper Networks, Inc.	64,722	2,149
	Xerox Corp.	124,258	2,012
	MasterCard, Inc. Class A	8,986	1,934
*	Agilent Technologies, Inc.	52,538	1,930
*	Symantec Corp.	117,809	1,901
	Seagate Technology	71,513	1,824
	Paychex, Inc.	45,607	1,652
*	Broadcom Corp.	62,136	1,624
*	Autodesk, Inc.	30,736	1,529
	Electronic Data Systems Corp.	67,946	1,409
	CA, Inc.	55,551	1,386
*	Intuit, Inc.	42,479	1,343
*	Flextronics International Ltd.	110,040	1,327
	Analog Devices, Inc.	41,223	1,307
*	Cognizant Technology

13

	Solutions Corp.	38,464	1,305
*	VeriSign, Inc.	32,997	1,241
	KLA-Tencor Corp.	25,626	1,234
*	Network Appliance, Inc.	48,858	1,219
*	Fiserv, Inc.	20,923	1,161
*	Computer Sciences Corp.	23,143	1,145
	Harris Corp.	18,219	1,142
*	Activision, Inc.	37,977	1,128
	Amphenol Corp.	23,788	1,103
	Fidelity National Information
	Services, Inc.	25,632	1,066
*	NAVTEQ Corp.	13,094	990
*	BMC Software, Inc.	26,660	950
*	Iron Mountain, Inc.	25,312	937
	Linear Technology Corp.	29,435	937
*	Marvell Technology Group Ltd.	66,384	928
	Microchip Technology, Inc.	29,091	914
*	Citrix Systems, Inc.	24,015	913
	Altera Corp.	46,674	902
*	Western Digital Corp.	29,055	878
	Xilinx, Inc.	39,697	868
*	BEA Systems, Inc.	52,171	823
	National Semiconductor Corp.	35,928	813
*	McAfee Inc.	21,117	792
*	Alliance Data Systems Corp.	10,485	786
*	salesforce.com, inc.	12,485	783
*	Cypress Semiconductor Corp.	20,568	741
*	Akamai Technologies, Inc.	20,907	723
*	LAM Research Corp.	16,489	713
*	Avnet, Inc.	19,924	697
*	Teradata Corp.	23,841	653
*	Arrow Electronics, Inc.	16,444	646
*	Cadence Design Systems, Inc.	36,954	629
*	NCR Corp.	23,955	601
*	DST Systems, Inc.	6,874	567
*	Affiliated Computer
	Services, Inc. Class A	12,412	560
*	Advanced Micro Devices, Inc.	73,575	552
*	LSI Corp.	99,940	531
*	Red Hat, Inc.	24,459	510
*	Hewitt Associates, Inc.	12,872	493
*	Trimble Navigation Ltd.	15,854	479
*	Novellus Systems, Inc.	16,609	458
*	Lexmark International, Inc.	12,588	439
	Intersil Corp.	17,785	435
*	SanDisk Corp.	12,270	407
	Jabil Circuit, Inc.	24,902	380
*	JDS Uniphase Corp.	28,267	376
*	Ingram Micro, Inc. Class A	20,606	372
*	Tellabs, Inc.	55,625	364
*	Micron Technology, Inc.	40,776	296
	Molex, Inc. Class A	10,618	279
*	Teradyne, Inc.	24,728	256

14

	Molex, Inc.	8,594	235
	Total System Services, Inc.	5,433	152
	AVX Corp.	7,249	97
			310,320
Materials (3.5%)
	Monsanto Co.	72,297	8,075
	E.I. du Pont de
	Nemours & Co.	122,173	5,387
	Freeport-McMoRan
	Copper & Gold, Inc. Class B	50,678	5,191
	Dow Chemical Co.	125,851	4,961
	Alcoa Inc.	117,091	4,280
	Praxair, Inc.	42,388	3,760
	Newmont Mining Corp.
	(Holding Co.)	59,940	2,927
	Air Products & Chemicals, Inc.	28,642	2,825
	Nucor Corp.	39,748	2,354
	Weyerhaeuser Co.	28,672	2,114
*	The Mosaic Co.	20,569	1,940
	United States Steel Corp.	15,692	1,897
	International Paper Co.	54,598	1,768
	PPG Industries, Inc.	21,749	1,527
	Ecolab, Inc.	24,388	1,249
	Vulcan Materials Co.	14,349	1,135
	Allegheny Technologies Inc.	12,175	1,052
*	Owens-Illinois, Inc.	20,613	1,020
	Rohm & Haas Co.	18,508	982
	Sigma-Aldrich Corp.	17,298	944
	Celanese Corp. Series A	18,196	770
	MeadWestvaco Corp.	24,413	764
	Martin Marietta Materials, Inc.	5,743	762
	Eastman Chemical Co.	11,209	685
*	AK Steel Holding Corp.	14,707	680
	Steel Dynamics, Inc.	11,036	657
*	Crown Holdings, Inc.	21,774	558
	Ball Corp.	12,229	550
	Huntsman Corp.	20,651	531
*	Domtar Corp.	68,815	529
	International Flavors &
	Fragrances, Inc.	10,754	518
	Sealed Air Corp.	21,543	499
	Lubrizol Corp.	9,109	493
*	Pactiv Corp.	17,393	463
	Albemarle Corp.	10,819	446
	Sonoco Products Co.	12,761	417
	Bemis Co., Inc.	13,591	372
*	Smurfit-Stone Container Corp.	33,917	358
	Ashland, Inc.	7,533	357
	Titanium Metals Corp.	10,887	288
			66,085
Telecommunication Services (3.6%)
	AT&T Inc.	808,316	33,594
	Verizon Communications Inc.	384,754	16,810

15

	Sprint Nextel Corp.	367,401	4,824
*	American Tower Corp.
	Class A	54,506	2,322
*	Crown Castle
	International Corp.	35,931	1,495
*	Qwest Communications
	International Inc.	207,244	1,453
*	NII Holdings Inc.	22,897	1,106
	Embarq Corp.	20,217	1,001
	Windstream Corp.	63,415	826
	Citizens Communications Co.	44,896	571
	CenturyTel, Inc.	13,704	568
*	Metropcs
	Communications Inc.	22,929	446
	Telephone & Data Systems, Inc.	6,989	438
	Telephone & Data Systems,
	Inc.–Special Common Shares	6,964	401
*	Leap Wireless
	International, Inc.	7,391	345
*	Level 3 Communications, Inc.	82,257	250
*	U.S. Cellular Corp.	2,312	194
			66,644
Utilities (3.8%)
	Exelon Corp.	89,408	7,299
	Southern Co.	100,293	3,886
	Dominion Resources, Inc.	77,176	3,662
	FPL Group, Inc.	51,350	3,481
	Duke Energy Corp.	167,269	3,374
	Public Service Enterprise
	Group, Inc.	33,717	3,312
	Entergy Corp.	25,962	3,103
	FirstEnergy Corp.	40,514	2,931
	PPL Corp.	51,003	2,657
	American Electric
	Power Co., Inc.	52,980	2,467
	Constellation Energy
	Group, Inc.	24,019	2,463
	Edison International	41,052	2,191
	Sempra Energy	33,379	2,065
	PG&E Corp.	47,728	2,057
*	AES Corp.	88,752	1,898
	Consolidated Edison Inc.	35,969	1,757
	Progress Energy, Inc.	32,707	1,584
	Ameren Corp.	27,627	1,498
	Allegheny Energy, Inc.	22,033	1,401
*	Mirant Corp.	34,010	1,326
*	NRG Energy, Inc.	30,565	1,325
	Xcel Energy, Inc.	55,525	1,253
	Questar Corp.	22,861	1,237
*	Reliant Energy, Inc.	45,484	1,194
	DTE Energy Co.	23,017	1,012
	Equitable Resources, Inc.	15,347	818
	Wisconsin Energy Corp.	15,588	759

16

	Pepco Holdings, Inc.	25,563	750
	CenterPoint Energy Inc.	40,633	696
	NiSource, Inc.	36,354	687
	Northeast Utilities	20,677	647
	SCANA Corp.	14,629	617
	Alliant Energy Corp.	14,907	607
	MDU Resources Group, Inc.	21,815	602
	ONEOK, Inc.	13,401	600
	Energy East Corp.	21,113	574
	Pinnacle West Capital Corp.	13,263	562
	Integrys Energy Group, Inc.	10,054	520
	NSTAR	14,136	512
	TECO Energy, Inc.	27,756	478
*	Dynegy, Inc.	66,396	474
	DPL Inc.	15,153	449
			70,785
Total Common Stocks
(Cost $1,769,393)			1,865,947
Temporary Cash Investments (0.3%)[1]
Money Market Fund (0.3%)
2	Vanguard Market Liquidity
	Fund, 4.664%	3,926,688	3,927
2	Vanguard Market Liquidity
	Fund, 4.664%—Note E	1,688,900	1,689

		Face
		Amount
		($000)
U.S. Agency Obligations (0.0%)
3	Federal Home Loan Bank
4	4.511%, 1/23/08	200	200
3	Federal Home Loan
	Mortgage Corp.
4	5.003%, 2/19/08	200	199
Total Temporary Cash Investments
(Cost $6,014)			6,015
Total Investments (100.1%)
(Cost $1,775,407)			1,871,962
Other Assets and Liabilities (–0.1%)
Other Assets—Note B			6,972
Liabilities—Note E			(8,997)
			(2,025)
Net Assets (100%)			1,869,937

17

At December 31, 2007, net assets consisted of:[5]
Amount
($000)
Paid-in Capital	1,781,615
Overdistributed Net Investment Income	(420)
Accumulated Net Realized Losses	(7,839)
Unrealized Appreciation
Investment Securities	96,555
Futures Contracts	26
Net Assets	1,869,937

Amount
($000)
Investor Shares—Net Assets
Applicable to 13,012,232 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	345,997
Net Asset Value Per Share—
Investor Shares	$26.59

Admiral Shares—Net Assets
Applicable to 6,615,222 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	219,941
Net Asset Value Per Share—
Admiral Shares	$33.25

Signal Shares—Net Assets
Applicable to 1,354,294 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	39,278
Net Asset Value Per Share—
Signal Shares	$29.00

Institutional Shares—Net Assets
Applicable to 753,121 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	103,045
Net Asset Value Per Share—
Institutional Shares	$136.82

ETF Shares—Net Assets
Applicable to 17,646,749 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	1,161,676
Net Asset Value Per Share—
ETF Shares	$65.83

18

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets. See Note C in Notes to Financial Statements.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4  Securities with a value of $399,000 have been segregated as initial margin for open futures contracts.

5  See Note C in Notes to Financial Statements for the tax-basis components of net assets.
REIT—Real Estate Investment Trust.

19

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© 2008 The Vanguard Group, Inc.
All rights reserved.

Vanguard Marketing Corporation, Distributor.

F03070 022008

Vanguard® Total Stock Market Index Fund
Schedule of Investments
December 31, 2007
				Market
				Value
			Shares	($000)
Common Stocks (99.2%)[1]
Consumer Discretionary (9.5%)
		McDonald’s Corp.	7,875,430	463,942
		Time Warner, Inc.	24,644,158	406,875
		The Walt Disney Co.	12,184,779	393,325
*		Comcast Corp. Class A	18,274,667	333,695
		News Corp., Class A	14,740,223	302,027
		Home Depot, Inc.	11,138,286	300,065
		Target Corp.	5,322,322	266,116
		Lowe’s Cos., Inc.	9,813,218	221,975
*		Amazon.com, Inc.	2,048,824	189,803
*		Viacom Inc. Class B	3,757,878	165,046
		NIKE, Inc. Class B	2,414,128	155,084
		Johnson Controls, Inc.	3,921,585	141,334
		Best Buy Co., Inc.	2,661,849	140,146
		Yum! Brands, Inc.	3,436,044	131,497
		Carnival Corp.	2,885,823	128,390
		CBS Corp.	4,053,557	110,459
		Harrah’s Entertainment, Inc.	1,237,323	109,812
*		DIRECTV Group, Inc.	4,712,261	108,947
		Staples, Inc.	4,717,902	108,842
		Clear Channel Communications, Inc.	3,125,918	107,907
		Omnicom Group Inc.	2,169,502	103,116
*		Starbucks Corp.	4,931,736	100,953
		The McGraw-Hill Cos., Inc.	2,239,574	98,116
*		Liberty Media Corp.–Capital Series A	813,769	94,796
		International Game Technology	2,150,786	94,484
*		Kohl’s Corp.	2,025,470	92,767
		TJX Cos., Inc.	2,938,259	84,416
		The Gap, Inc.	3,734,473	79,470
		Harley-Davidson, Inc.	1,659,885	77,533
*		Ford Motor Co.	11,396,157	76,696
		Marriott International, Inc. Class A	2,236,064	76,429
		Garmin Ltd.	787,449	76,383
*		Liberty Media Corp.–Interactive Series A	3,978,887	75,917
*		Coach, Inc.	2,465,583	75,398
*		MGM Mirage, Inc.	890,108	74,787
		Macy’s Inc.	2,878,779	74,474
		General Motors Corp.	2,991,678	74,463
		Fortune Brands, Inc.	1,012,344	73,253
*		Las Vegas Sands Corp.	703,586	72,505
*		Apollo Group, Inc. Class A	970,783	68,100
		J.C. Penney Co., Inc. (Holding Co.)	1,390,616	61,173
		Starwood Hotels & Resorts Worldwide, Inc.	1,386,634	61,053
		Gannett Co., Inc.	1,539,185	60,028
*		GameStop Corp. Class A	945,730	58,739
*	^	Sears Holdings Corp.	519,202	52,985
*		Bed Bath & Beyond, Inc.	1,792,891	52,693
*		EchoStar Communications Corp. Class A	1,381,628	52,115
		Genuine Parts Co.	1,123,106	52,000
		Mattel, Inc.	2,603,512	49,571
		Nordstrom, Inc.	1,308,917	48,077
		Newell Rubbermaid, Inc.	1,845,958	47,773
		Abercrombie & Fitch Co.	583,550	46,667
*		Liberty Global, Inc. Class A	1,187,055	46,521

1

		Tim Hortons, Inc.	1,243,854	45,936
*		Liberty Global, Inc. Series C	1,227,205	44,903
		Limited Brands, Inc.	2,367,172	44,811
		Wynn Resorts Ltd.	399,593	44,806
*		Discovery Holding Co. Class A	1,775,139	44,627
		Sherwin-Williams Co.	734,937	42,656
		Whirlpool Corp.	519,470	42,404
		Eastman Kodak Co.	1,903,081	41,620
		Tiffany & Co.	903,796	41,602
		H & R Block, Inc.	2,159,018	40,093
		VF Corp.	581,719	39,941
*		Expedia, Inc.	1,254,908	39,680
		Royal Caribbean Cruises, Ltd.	912,534	38,728
*		Cablevision Systems NY Group Class A	1,527,291	37,419
*		AutoZone Inc.	311,636	37,368
		BorgWarner, Inc.	766,467	37,105
*		The Goodyear Tire & Rubber Co.	1,253,732	35,380
*		IAC/InterActiveCorp	1,303,340	35,086
*		Time Warner Cable, Inc.	1,175,436	32,442
		Virgin Media Inc.	1,835,153	31,455
		Black & Decker Corp.	441,504	30,751
		Harman International Industries, Inc.	409,614	30,193
*		Penn National Gaming, Inc.	485,725	28,925
		Washington Post Co. Class B	35,993	28,486
*	^	CarMax, Inc.	1,438,876	28,418
		Wyndham Worldwide Corp.	1,180,761	27,819
*	^	Sirius Satellite Radio, Inc.	9,179,277	27,813
*		Priceline.com, Inc.	238,836	27,433
		Autoliv, Inc.	520,027	27,411
		American Eagle Outfitters, Inc.	1,304,390	27,092
*		Mohawk Industries, Inc.	361,200	26,873
		Service Corp. International	1,898,800	26,678
		E.W. Scripps Co. Class A	586,296	26,389
		Hasbro, Inc.	1,013,352	25,922
		Advance Auto Parts, Inc.	676,727	25,709
*		Comcast Corp. Special Class A	1,399,157	25,353
*		Interpublic Group of Cos., Inc.	3,118,682	25,293
*		Office Depot, Inc.	1,805,389	25,113
*		XM Satellite Radio Holdings, Inc.	2,029,762	24,844
		Lamar Advertising Co. Class A	515,026	24,757
		Darden Restaurants Inc.	891,797	24,712
		D. R. Horton, Inc.	1,874,927	24,693
		Polo Ralph Lauren Corp.	397,389	24,555
		The Stanley Works	489,760	23,744
		Ross Stores, Inc.	917,659	23,465
*		O’Reilly Automotive, Inc.	722,902	23,444
*		ITT Educational Services, Inc.	267,401	22,801
		PetSmart, Inc.	900,863	21,197
*		Urban Outfitters, Inc.	767,579	20,924
		DeVry, Inc.	399,765	20,772
		WABCO Holdings Inc.	405,518	20,312
		Centex Corp.	799,513	20,196
		Leggett & Platt, Inc.	1,144,881	19,967
		Snap-On Inc.	365,861	17,649
*		Saks Inc.	849,730	17,640
		Family Dollar Stores, Inc.	917,152	17,637
*		Toll Brothers, Inc.	871,218	17,477
*		Hanesbrands Inc.	636,280	17,288
*		R.H. Donnelley Corp.	471,149	17,188

2

		Idearc Inc.	971,178	17,054
*		Dollar Tree Stores, Inc.	652,024	16,900
		Strayer Education, Inc.	96,066	16,387
		Williams-Sonoma, Inc.	623,748	16,155
		Orient-Express Hotel Ltd.	280,669	16,144
		Gentex Corp.	906,340	16,106
*		Bally Technologies Inc.	322,750	16,047
*		LKQ Corp.	761,334	16,003
	^	New York Times Co. Class A	901,474	15,803
*		AutoNation, Inc.	1,006,620	15,764
*		Dick’s Sporting Goods, Inc.	557,392	15,473
*		Scientific Games Corp.	460,071	15,297
*		Career Education Corp.	605,285	15,217
		Pulte Homes, Inc.	1,438,410	15,161
*		NVR, Inc.	28,834	15,109
		Sotheby’s	394,054	15,013
		Lennar Corp. Class A	837,969	14,991
		Wendy’s International, Inc.	578,018	14,936
		RadioShack Corp.	866,540	14,610
*		Chipotle Mexican Grill, Inc. Class B	116,336	14,315
		Meredith Corp.	257,402	14,152
		Foot Locker, Inc.	1,032,015	14,097
		Burger King Holdings Inc.	493,335	14,065
		Liz Claiborne, Inc.	680,102	13,840
		Phillips-Van Heusen Corp.	372,036	13,713
*		Aeropostale, Inc.	514,148	13,625
		Brinker International, Inc.	695,714	13,608
		Tupperware Brands Corp.	408,666	13,498
*	^	Chipotle Mexican Grill, Inc.	90,674	13,335
*		Fossil, Inc.	315,741	13,255
		Boyd Gaming Corp.	377,236	12,852
*		Lear Corp.	459,332	12,705
*		J. Crew Group, Inc.	262,311	12,646
*		Deckers Outdoor Corp.	80,466	12,477
*		DreamWorks Animation SKG, Inc.	474,649	12,123
*		Jarden Corp.	511,732	12,082
		Barnes & Noble, Inc.	348,928	12,021
		Guess ?, Inc.	311,566	11,805
		John Wiley & Sons Class A	270,269	11,576
		Jones Apparel Group, Inc.	721,538	11,537
	^	Polaris Industries, Inc.	238,499	11,393
*		Big Lots Inc.	707,881	11,319
*		Gaylord Entertainment Co.	272,681	11,035
*		AnnTaylor Stores Corp.	428,539	10,954
*	^	Life Time Fitness, Inc.	220,028	10,931
*		Crocs, Inc.	296,768	10,924
		KB Home	503,264	10,871
*		Marvel Entertainment, Inc.	404,435	10,802
*		Jack in the Box Inc.	418,518	10,785
*		The Cheesecake Factory Inc.	453,967	10,764
*		Chico’s FAS, Inc.	1,169,934	10,565
*		The Warnaco Group, Inc.	301,813	10,503
*		WMS Industries, Inc.	282,814	10,362
		OfficeMax, Inc.	500,293	10,336
*		Getty Images, Inc.	354,095	10,269
		Belo Corp. Class A	582,193	10,153
		Brunswick Corp.	586,980	10,008
*		Vail Resorts Inc.	181,530	9,768
		Matthews International Corp.	207,820	9,741

3

		Weight Watchers International, Inc.	209,656	9,472
*		Sonic Corp.	427,795	9,369
*		Pinnacle Entertainment, Inc.	396,126	9,333
		Thor Industries, Inc.	241,799	9,191
		Men’s Wearhouse, Inc.	338,882	9,143
		MDC Holdings, Inc.	243,488	9,041
*	^	Netflix.com, Inc.	336,337	8,953
		Wolverine World Wide, Inc.	356,776	8,748
*		Corinthian Colleges, Inc.	562,124	8,657
		Regal Entertainment Group Class A	474,611	8,576
		International Speedway Corp.	207,362	8,539
*		Tractor Supply Co.	234,424	8,425
		Interactive Data Corp.	250,402	8,266
*		Viacom Inc. Class A	187,325	8,239
		Regis Corp.	294,614	8,237
		Arbitron Inc.	198,083	8,234
*	^	Under Armour, Inc.	187,655	8,195
	^	Tempur-Pedic International Inc.	314,948	8,179
*		Gemstar-TV Guide International, Inc.	1,702,462	8,104
*		Tenneco Automotive, Inc.	309,425	8,067
		Choice Hotels International, Inc.	239,801	7,961
*		Morningstar, Inc.	100,517	7,815
		Callaway Golf Co.	448,163	7,811
		Ryland Group, Inc.	279,005	7,687
*		TRW Automotive Holdings Corp.	366,437	7,659
	^	Dillard’s Inc.	404,887	7,604
*		Scholastic Corp.	217,886	7,602
*		Collective Brands, Inc.	431,826	7,509
*		Lions Gate Entertainment Corp.	791,779	7,459
*		Carter’s, Inc.	385,153	7,453
*	^	Panera Bread Co.	202,188	7,242
*		Quiksilver, Inc.	834,866	7,163
		Jackson Hewitt Tax Service Inc.	224,185	7,118
*		Blue Nile Inc.	103,467	7,042
		American Greetings Corp. Class A	341,237	6,927
	^	Pool Corp.	339,791	6,738
*		Pacific Sunwear of California, Inc.	468,565	6,611
*		Iconix Brand Group Inc.	334,315	6,573
*		Rent-A-Center, Inc.	450,948	6,548
*		The Gymboree Corp.	212,724	6,480
		Bob Evans Farms, Inc.	236,652	6,373
*		CTC Media, Inc.	210,078	6,344
		Cooper Tire & Rubber Co.	379,439	6,291
		Harte-Hanks, Inc.	347,589	6,013
		CBRL Group, Inc.	185,016	5,993
*		Live Nation, Inc.	408,934	5,938
*		INVESTools Inc.	334,415	5,933
		Ethan Allen Interiors, Inc.	207,222	5,906
		National CineMedia Inc.	232,267	5,855
		Stewart Enterprises, Inc. Class A	640,564	5,701
*		Timberland Co.	313,126	5,661
*		CEC Entertainment Inc.	215,997	5,607
*		Tween Brands, Inc.	209,708	5,553
*		Bright Horizons Family Solutions, Inc.	159,857	5,521
		American Axle & Manufacturing Holdings, Inc.	293,902	5,473
*		Genesco, Inc.	141,706	5,356
*	^	NutriSystem, Inc.	197,871	5,339
*		TiVo Inc.	639,294	5,332
*		Hibbett Sports Inc.	258,176	5,158

4

		Aaron Rents, Inc.	265,498	5,108
*	^	Zale Corp.	317,872	5,105
		CBS Corp. Class A	187,325	5,090
*		Champion Enterprises, Inc.	528,591	4,979
		ArvinMeritor, Inc.	420,587	4,934
	^	Winnebago Industries, Inc.	229,699	4,828
		News Corp., Class B	224,213	4,765
		Circuit City Stores, Inc.	1,121,530	4,710
		CKE Restaurants Inc.	355,437	4,692
*	^	Blockbuster Inc. Class A	1,194,729	4,659
		Brown Shoe Co., Inc.	303,973	4,611
		Ameristar Casinos, Inc.	167,401	4,610
		Borders Group, Inc.	425,388	4,530
	^	The McClatchy Co. Class A	360,102	4,508
*		Pre-Paid Legal Services, Inc.	81,197	4,494
*		Papa John’s International, Inc.	192,318	4,366
*		The Dress Barn, Inc.	343,212	4,294
*		Charming Shoppes, Inc.	772,108	4,177
*		Coinstar, Inc.	147,232	4,145
		K-Swiss, Inc.	227,412	4,116
*		Steiner Leisure Ltd.	93,136	4,113
*		Valassis Communications, Inc.	349,792	4,089
		Domino’s Pizza, Inc.	307,223	4,065
		Penske Automotive Group Inc.	232,790	4,065
*		The Children’s Place Retail Stores, Inc.	154,259	4,000
*		Exide Technologies	492,281	3,938
	^	IHOP Corp.	106,961	3,913
*	^	Charter Communications, Inc.	3,339,909	3,908
*	^	Cabela’s Inc.	259,205	3,906
		Columbia Sportswear Co.	88,488	3,901
*		Sally Beauty Co. Inc.	429,926	3,891
		The Buckle, Inc.	116,559	3,846
		Blyth, Inc.	173,156	3,799
*	^	P.F. Chang’s China Bistro, Inc.	165,851	3,788
		Modine Manufacturing Co.	225,903	3,730
*		Visteon Corp.	840,547	3,690
*		Helen of Troy Ltd.	213,490	3,659
		Group 1 Automotive, Inc.	154,013	3,658
*		Drew Industries, Inc.	133,031	3,645
*	^	Shuffle Master, Inc.	303,802	3,643
*		Skechers U.S.A., Inc.	186,503	3,639
*		JAKKS Pacific, Inc.	153,935	3,634
		Lee Enterprises, Inc.	246,316	3,609
		Cato Corp. Class A	226,159	3,542
		Stage Stores, Inc.	237,691	3,518
		The Pep Boys (Manny, Moe & Jack)	305,978	3,513
*		Aftermarket Technology Corp.	127,855	3,485
*		Texas Roadhouse, Inc.	310,087	3,430
		Ruby Tuesday, Inc.	350,170	3,414
		Hearst-Argyle Television Inc.	153,776	3,400
*		CKX, Inc.	282,598	3,391
*		Hayes Lemmerz International, Inc.	730,792	3,340
*	^	Jos. A. Bank Clothiers, Inc.	114,650	3,262
		Churchill Downs, Inc.	60,052	3,241
		Sonic Automotive, Inc.	165,339	3,201
*		Red Robin Gourmet Burgers, Inc.	99,706	3,190
		Movado Group, Inc.	126,119	3,190
	^	Furniture Brands International Inc.	312,770	3,146
		Christopher & Banks Corp.	268,254	3,072

5

		RCN Corp.	195,742	3,052
		Entercom Communications Corp.	219,443	3,004
*		Universal Electronics, Inc.	88,157	2,948
		Asbury Automotive Group, Inc.	193,956	2,919
*		Denny’s Corp.	772,029	2,895
*		Morgans Hotel Group	147,807	2,850
*		Charlotte Russe Holding Inc.	174,741	2,822
		Kellwood Co.	167,776	2,792
*		RC2 Corp.	98,689	2,770
		Landry’s Restaurants, Inc.	140,319	2,764
*	^	Pier 1 Imports Inc.	520,981	2,725
*	^	Raser Technologies, Inc.	183,400	2,723
*		DG FastChannel Inc.	105,640	2,709
		Triarc Cos., Inc. Class B	309,199	2,709
		Speedway Motorsports, Inc.	87,082	2,707
*		Cox Radio, Inc.	221,203	2,688
*		Buffalo Wild Wings Inc.	115,502	2,682
*		GSI Commerce, Inc.	137,382	2,679
	^	Sealy Corp.	239,078	2,675
*		Entravision Communications Corp.	340,963	2,670
*		99 Cents Only Stores	331,884	2,642
*	^	True Religion Apparel, Inc.	121,549	2,595
*	^	Zumiez Inc.	106,492	2,594
*		California Pizza Kitchen, Inc.	166,051	2,585
		Sinclair Broadcast Group, Inc.	314,768	2,584
*		Coldwater Creek Inc.	379,573	2,539
*	^	LodgeNet Entertainment Corp.	145,190	2,532
		Superior Industries International, Inc.	139,290	2,531
*		Peet’s Coffee & Tea Inc.	86,409	2,512
	^	Citadel Broadcasting Corp.	1,215,589	2,504
*	^	Select Comfort Corp.	356,026	2,496
*	^	Universal Technical Institute Inc.	146,804	2,496
*		Steven Madden, Ltd.	124,780	2,496
		Cinemark Holdings Inc.	145,400	2,472
		Gray Television, Inc.	304,015	2,438
*		Nexcen Brands, Inc.	497,693	2,409
		UniFirst Corp.	62,598	2,379
		Big 5 Sporting Goods Corp.	163,589	2,359
		Journal Communications, Inc.	259,138	2,317
	^	Systemax Inc.	113,958	2,316
		Media General, Inc. Class A	108,515	2,306
	^	La-Z-Boy Inc.	285,702	2,266
*	^	Gaiam, Inc.	76,223	2,262
*		Amerigon Inc.	105,387	2,228
	^	Standard Pacific Corp.	661,513	2,216
		Oxford Industries, Inc.	82,694	2,131
		Fred’s, Inc.	218,823	2,107
*		Cumulus Media Inc.	261,961	2,106
*		Monarch Casino & Resort, Inc.	85,378	2,056
*		drugstore.com, Inc.	611,844	2,019
*		PetMed Express, Inc.	165,574	2,003
		The Marcus Corp.	129,303	1,998
		O’Charley’s Inc.	132,509	1,985
*		Midas Inc.	132,520	1,943
		bebe stores, inc.	149,216	1,919
*	^	Meritage Corp.	131,587	1,917
*		Capella Education Co.	28,838	1,888
*		Rentrak Corp.	129,778	1,873
		Cherokee Inc.	57,985	1,871

6

*		Volcom, Inc.	84,509	1,862
*		A.C. Moore Arts & Crafts, Inc.	134,672	1,852
		CSS Industries, Inc.	50,445	1,851
*		Hot Topic, Inc.	316,841	1,844
		Steinway Musical Instruments Inc.	66,852	1,843
*		Knology, Inc.	142,684	1,824
*		Carriage Services, Inc.	206,614	1,818
		Kimball International, Inc. Class B	132,516	1,815
*		Fleetwood Enterprises, Inc.	303,019	1,812
*	^	Martha Stewart Living Omnimedia, Inc.	194,925	1,807
		World Wrestling Entertainment, Inc.	121,899	1,799
	^	Talbots Inc.	152,197	1,799
*	^	Restoration Hardware, Inc.	269,338	1,770
	^	Beazer Homes USA, Inc.	235,229	1,748
*	^	Mediacom Communications Corp.	379,574	1,742
*		Lin TV Corp.	142,037	1,729
*		BJ’s Restaurants Inc.	105,705	1,719
*		Leapfrog Enterprises, Inc.	254,395	1,712
*	^	Steak n Shake Co.	156,874	1,710
*		Sturm, Ruger & Co., Inc.	205,296	1,700
		Monro Muffler Brake, Inc.	86,902	1,694
	^	Brookfield Homes Corp.	105,217	1,662
		Strattec Security Corp.	39,866	1,652
	^	GateHouse Media, Inc.	184,881	1,623
*	^	DSW Inc. Class A	86,029	1,614
*		Fuel Systems Solutions, Inc.	112,801	1,612
	^	Noble International, Ltd.	98,714	1,610
*	^	Hovnanian Enterprises Inc. Class A	219,769	1,576
*		Audiovox Corp.	126,330	1,566
		Hooker Furniture Corp.	77,847	1,565
*		AFC Enterprises, Inc.	136,970	1,551
*		Alloy, Inc.	162,011	1,526
*		Cache, Inc.	163,302	1,525
		CPI Corp.	64,710	1,524
*		Great Wolf Resorts, Inc.	155,022	1,521
*		CSK Auto Corp.	303,406	1,520
*		Jo-Ann Stores, Inc.	115,149	1,506
*		REX Stores Corp.	94,659	1,493
*		Perry Ellis International Corp.	94,987	1,461
		FTD Group, Inc.	113,000	1,455
*		Maidenform Brands, Inc.	107,282	1,452
*		Riviera Holdings Corp.	47,000	1,448
		Libbey, Inc.	90,872	1,439
*	^	Premier Exhibitions Inc.	131,540	1,439
*		Cavco Industries, Inc.	42,459	1,437
		Dover Downs Gaming & Entertainment, Inc.	127,614	1,436
*		1-800-FLOWERS.COM, Inc.	163,971	1,431
*		Russ Berrie and Co., Inc.	86,862	1,421
*	^	MarineMax, Inc.	91,527	1,419
		Monaco Coach Corp.	159,695	1,418
*		The Princeton Review, Inc.	169,628	1,413
*		Casual Male Retail Group, Inc.	269,847	1,398
	^	Building Materials Holding Corp.	252,229	1,395
*	^	Overstock.com, Inc.	87,996	1,367
		Sauer-Danfoss, Inc.	54,471	1,364
*		Famous Dave’s of America, Inc.	100,480	1,363
*		Isle of Capri Casinos, Inc.	98,624	1,358
*		Harris Interactive Inc.	314,490	1,340
		Bassett Furniture Industries, Inc.	143,072	1,336

7

*		Red Lion Hotels Corp.	134,013	1,333
*	^	Krispy Kreme Doughnuts, Inc.	421,693	1,333
		Ambassadors Group, Inc.	72,255	1,323
*		Ruth’s Chris Steak House Inc.	147,908	1,322
		Weyco Group, Inc.	48,015	1,320
*		4Kids Entertainment Inc.	100,403	1,320
*	^	Smith & Wesson Holding Corp.	215,760	1,316
*		Core-Mark Holding Co., Inc.	45,653	1,311
*		MTR Gaming Group Inc.	192,991	1,310
		Kenneth Cole Productions, Inc.	73,912	1,293
*		Nexstar Broadcasting Group, Inc.	140,541	1,285
	^	Warner Music Group Corp.	211,696	1,283
*		ValueVision Media, Inc.	203,946	1,283
*		Unifi, Inc.	527,054	1,275
*		Playboy Enterprises, Inc. Class B	139,025	1,268
		Arctic Cat, Inc.	104,864	1,252
*		Shutterfly, Inc.	48,700	1,248
*		America’s Car-Mart, Inc.	99,219	1,245
		Traffix, Inc.	200,099	1,225
		Syms Corp.	79,087	1,194
		Standard Motor Products, Inc.	146,169	1,193
*	^	Six Flags, Inc.	586,114	1,190
*		Fisher Communications, Inc.	31,327	1,189
		National Presto Industries, Inc.	22,530	1,186
*		Stamps.com Inc.	97,175	1,184
*		G-III Apparel Group, Ltd.	78,883	1,165
	^	Spartan Motors, Inc.	150,459	1,150
*		Dorman Products, Inc.	80,346	1,148
		PRIMEDIA Inc.	135,068	1,148
*	^	Build-A-Bear-Workshop, Inc.	81,652	1,139
*		PC Mall, Inc.	121,277	1,129
*	^	Avatar Holding, Inc.	26,732	1,118
*		Stoneridge, Inc.	138,789	1,116
		Nautilus Inc.	229,644	1,114
*		Progressive Gaming International Corp.	448,665	1,113
*		Luby’s, Inc.	109,281	1,110
*	^	Palm Harbor Homes, Inc.	102,033	1,076
*	^	Heelys Inc.	152,411	1,061
*		Audible, Inc.	118,661	1,058
*		The Wet Seal, Inc. Class A	450,984	1,051
		Skyline Corp.	35,529	1,043
*	^	Multimedia Games Inc.	122,511	1,022
	^	Tuesday Morning Corp.	200,244	1,015
*		McCormick & Schmick’s Seafood Restaurants, Inc.	83,802	1,000
*	^	Spanish Broadcasting System, Inc.	525,080	971
*	^	Conn’s, Inc.	56,748	971
*		Sun-Times Media Group, Inc.	438,144	964
*		Saga Communications, Inc.	162,474	957
		Lithia Motors, Inc.	69,247	951
*	^	Empire Resorts Inc.	276,955	944
*	^	Cost Plus, Inc.	216,785	941
*	^	WCI Communities, Inc.	248,567	940
*		Hastings Entertainment, Inc.	98,359	918
		Stanley Furniture Co., Inc.	76,234	915
*	^	Syntax-Brillian Corp.	280,846	865
		Salem Communications Corp.	131,120	864
		Stein Mart, Inc.	181,336	860
*		New York & Co., Inc.	134,481	858
		Haverty Furniture Cos., Inc.	94,958	854

8

*	^	Eddie Bauer Holding, Inc.	126,407	803
		Coachmen Industries, Inc.	134,445	800
*		Bluegreen Corp.	110,843	797
	^	Ambassadors International, Inc.	54,040	788
*		West Marine, Inc.	86,840	780
		Johnson Outdoors Inc.	34,165	752
		Westwood One, Inc.	377,139	751
		Escalade, Inc.	82,041	749
*		Morton’s Restaurant Group Inc.	79,408	741
*		Town Sports International Holdings, Inc.	76,370	730
*		Daily Journal Corp.	16,429	727
*		Retail Ventures, Inc.	138,945	707
		Dover Motorsports, Inc.	107,198	702
*	^	Source Interlink Cos., Inc.	243,034	700
*		Duckwall-ALCO Stores, Inc.	21,908	699
	^	Bon-Ton Stores, Inc.	73,473	697
*	^	Jamba Inc.	185,626	687
*	^	Design Within Reach Inc.	184,700	683
*	^	Reading International Inc. Class A	68,241	682
*		Emmis Communications, Inc.	176,356	679
*		Century Casinos, Inc.	105,193	677
	^	Lifetime Brands, Inc.	52,092	676
*	^	Trump Entertainment Resorts, Inc.	156,694	674
*		The Dixie Group, Inc.	76,344	631
*		Shoe Carnival, Inc.	44,096	622
*		Lodgian, Inc.	54,756	617
		Triarc Cos., Inc. Class A	69,353	605
*		Mothers Work, Inc.	34,189	595
*		Radio One, Inc.	248,587	579
*		Hartmarx Corp.	165,769	565
*	^	California Coastal Communities, Inc.	94,408	555
*		Hallwood Group Inc.	7,300	555
		Finish Line, Inc.	227,656	551
*		Interstate Hotels & Resorts, Inc.	135,811	538
*	^	Cosi, Inc.	238,701	535
*		Citi Trends Inc.	33,968	524
		M/I Homes, Inc.	49,298	518
	^	Marine Products Corp.	72,104	505
*		dELiA*S, Inc.	186,345	505
*		Trans World Entertainment Corp.	99,692	488
*		Rubio’s Restaurants, Inc.	58,959	486
*		Benihana Inc.	37,839	479
*		Carrols Restaurant Group Inc.	49,062	470
*		Benihana Inc. Class A	36,678	468
	^	Carmike Cinemas, Inc.	63,015	457
*		Lenox Group, Inc.	173,215	457
*		Radio One, Inc. Class D	191,592	454
*		Pomeroy IT Solutions, Inc.	64,211	445
*		S&K Famous Brands Inc.	46,595	414
		Books-a-Million Inc.	33,938	405
		Craftmade International, Inc.	48,916	404
*	^	Private Media Group, Inc.	184,387	398
*		Image Entertainment, Inc.	107,177	390
*	^	iRobot Corp.	21,510	389
*		Youbet.com, Inc.	343,084	384
		Beasley Broadcast Group, Inc.	72,714	378
*		Hollywood Media Corp.	130,335	378
	^	Charles & Colvard Ltd.	169,545	373
*		Blockbuster Inc. Class B	104,887	361

9

*	^	Navarre Corp.	169,942	353
*		Regent Communications, Inc.	223,813	345
*	^	Gander Mountain Co.	68,621	338
	^	Handleman Co.	193,672	331
		Shiloh Industries, Inc.	32,722	322
*		Ashworth, Inc.	113,041	322
	^	Journal Register Co.	181,458	319
*	^	Xanadoo Co.	903	314
		Lennar Corp. Class B	18,034	299
*		NTN Communications, Inc.	497,306	298
		Levitt Corp. Class A	132,881	292
*	^	Quantum Fuel Systems Technologies Worldwide, Inc.	595,226	286
		Canterbury Park Holding Corp.	23,700	284
*		Wilsons The Leather Experts Inc.	283,103	266
*		Buca, Inc.	282,386	254
*		Lakes Entertainment, Inc.	36,412	252
*		Sport Chalet, Inc. Class A	34,900	251
*		Outdoor Channel Holdings Inc.	32,726	226
		Cobra Electronics Corp.	43,655	209
*	^	Home Solutions of America	196,692	197
*		Proliance International Inc.	106,628	192
*		Magna Entertainment Corp. Class A	194,952	189
*		Emerson Radio Corp.	135,771	177
*		Young Broadcasting Inc.	167,943	176
		Aaron Rents, Inc. Class A	10,125	175
*		Joe’s Jeans, Inc.	136,389	169
*		Mestek, Inc.	11,341	166
*	^	Sharper Image Corp.	58,600	164
		Acme Communications, Inc.	57,800	158
*		Triple Crown Media, Inc.	32,411	153
*	^	Tarragon Corp.	93,270	140
*	^	Hovnanian Enterprises	19,300	138
	^	Orleans Homebuilders, Inc.	37,570	134
		Tandy Brands Accessories, Inc.	12,990	127
*		Nevada Gold & Casinos, Inc.	101,103	125
*		Directed Electronics Inc.	71,052	118
*		Lazare Kaplan International, Inc.	13,848	113
*		Fairchild Corp.	41,872	109
*		Tarrant Apparel Group, Inc.	89,701	104
*		Catalina Lighting, Inc.	23,200	97
*		Kirkland’s, Inc.	79,395	79
*		Finlay Enterprises, Inc.	37,706	77
*		Concord Camera Corp.	24,141	76
*	^	Rockford Corp.	24,690	48
*		Meade Instruments Corp.	37,849	47
*		Max & Erma’s Restaurant, Inc.	15,300	31
*		Emak Worldwide Inc.	31,171	29
*	^	Interactive Systems Worldwide, Inc.	26,360	18
*	^	Comstock Homebuilding Cos., Inc.	22,494	15
*		Sport Chalet, Inc.	1,825	13
*		SPAR Group, Inc.	16,174	11
*	^	Movie Gallery, Inc.	333,787	7
*	^	Dominion Homes, Inc.	18,022	7
*		National R. V. Holdings, Inc.	48,475	3
*		IAC InterActiveCorp Warrants Exp. 2/4/09	38	—
*	^	Fedders Corp.	79,482	—
*		Talon International, Inc.	450	—
*		Oakwood Homes Corp.	81,969	—
*	^	Gadzooks, Inc.	257,226	—

10

			10,136,106
Consumer Staples (8.8%)
	The Procter & Gamble Co.	20,590,482	1,511,753
	Altria Group, Inc.	13,910,700	1,051,371
	The Coca-Cola Co.	13,758,781	844,376
	PepsiCo, Inc.	10,676,745	810,365
	Wal-Mart Stores, Inc.	16,289,903	774,259
	CVS/Caremark Corp.	9,786,134	388,999
	Kraft Foods Inc.	10,419,198	339,978
	Colgate-Palmolive Co.	3,369,865	262,715
	Anheuser-Busch Cos., Inc.	4,953,351	259,258
	Walgreen Co.	6,566,314	250,045
	Costco Wholesale Corp.	2,894,006	201,886
	Kimberly-Clark Corp.	2,812,555	195,023
	Archer-Daniels-Midland Co.	3,827,610	177,716
	Sysco Corp.	4,030,893	125,804
	General Mills, Inc.	2,181,941	124,371
	The Kroger Co.	4,453,139	118,943
	Avon Products, Inc.	2,859,063	113,019
	Safeway, Inc.	2,906,315	99,425
	H.J. Heinz Co.	2,109,037	98,450
	Kellogg Co.	1,830,549	95,976
	Bunge Ltd.	798,612	92,966
	Reynolds American Inc.	1,169,700	77,153
	ConAgra Foods, Inc.	3,242,865	77,148
	Sara Lee Corp.	4,788,127	76,897
	Wm. Wrigley Jr. Co.	1,117,851	65,450
	Carolina Group	716,737	61,138
	The Clorox Co.	914,534	59,600
	UST, Inc.	1,051,238	57,608
	Campbell Soup Co.	1,536,449	54,897
	SuperValu Inc.	1,406,736	52,781
	Coca-Cola Enterprises, Inc.	1,756,304	45,717
	Molson Coors Brewing Co. Class B	859,427	44,364
	The Hershey Co.	1,050,368	41,384
*	Energizer Holdings, Inc.	357,802	40,120
	Whole Foods Market, Inc.	919,260	37,506
	The Pepsi Bottling Group, Inc.	896,612	35,380
	The Estee Lauder Cos. Inc. Class A	707,188	30,840
*	Constellation Brands, Inc. Class A	1,267,233	29,957
	McCormick & Co., Inc.	770,753	29,219
	Tyson Foods, Inc.	1,804,128	27,657
	Brown-Forman Corp. Class B	351,309	26,036
	Church & Dwight, Inc.	436,180	23,584
	Dean Foods Co.	866,239	22,401
*	Smithfield Foods, Inc.	756,440	21,876
	Hormel Foods Corp.	502,107	20,325
*	Hansen Natural Corp.	452,169	20,027
	J.M. Smucker Co.	358,180	18,425
	Corn Products International, Inc.	495,569	18,212
*	BJ’s Wholesale Club, Inc.	437,018	14,784
	PepsiAmericas, Inc.	428,030	14,262
	Herbalife Ltd.	344,843	13,890
	Alberto-Culver Co.	550,510	13,510
*	Central European Distribution Corp.	225,601	13,103
	Flowers Foods, Inc.	547,159	12,809

11

		Del Monte Foods Co.	1,345,794	12,731
*		NBTY, Inc.	380,089	10,414
*	^	Rite Aid Corp.	3,681,382	10,271
		Wm. Wrigley Jr. Co. Class B	171,685	10,129
*		Ralcorp Holdings, Inc.	163,827	9,959
		Longs Drug Stores, Inc.	199,760	9,389
		Universal Corp. (VA)	181,710	9,307
		Casey’s General Stores, Inc.	303,788	8,995
		Ruddick Corp.	254,671	8,829
*	^	Bare Escentuals, Inc.	359,734	8,724
*		United Natural Foods, Inc.	271,146	8,601
*		Hain Celestial Group, Inc.	263,166	8,421
		Pilgrim’s Pride Corp.	287,412	8,321
*	^	Chattem, Inc.	108,142	8,169
		Lancaster Colony Corp.	176,083	6,990
*		Winn-Dixie Stores, Inc.	392,224	6,617
*		Performance Food Group Co.	220,684	5,930
*		Darling International, Inc.	508,428	5,877
*	^	The Great Atlantic & Pacific Tea Co., Inc.	185,263	5,804
		Nu Skin Enterprises, Inc.	331,878	5,453
	^	Vector Group Ltd.	268,935	5,395
		The Andersons, Inc.	113,277	5,075
*		Chiquita Brands International, Inc.	267,927	4,927
		Tootsie Roll Industries, Inc.	165,488	4,538
*	^	Green Mountain Coffee Roasters, Inc.	107,852	4,390
		WD-40 Co.	113,210	4,299
*		The Pantry, Inc.	159,648	4,172
*		TreeHouse Foods Inc.	169,440	3,895
		Sanderson Farms, Inc.	113,174	3,823
*	^	American Oriental Bioengineering, Inc.	338,000	3,745
*		Elizabeth Arden, Inc.	167,731	3,413
		Nash-Finch Co.	95,245	3,360
		Lance, Inc.	158,597	3,239
*	^	USANA Health Sciences, Inc.	82,835	3,072
		J & J Snack Foods Corp.	96,472	3,018
		Seaboard Corp.	1,989	2,924
		Weis Markets, Inc.	73,108	2,920
		Reddy Ice Holdings, Inc.	110,494	2,797
*		Boston Beer Co., Inc. Class A	63,088	2,375
		Spartan Stores, Inc.	102,242	2,336
		PriceSmart, Inc.	76,750	2,307
*		Alliance One International, Inc.	482,794	1,965
*		Prestige Brands Holdings Inc.	233,877	1,749
		Imperial Sugar Co.	91,265	1,713
		Diamond Foods, Inc.	79,177	1,697
		Ingles Markets, Inc.	54,259	1,378
*	^	Spectrum Brands Inc.	253,287	1,350
		Coca-Cola Bottling Co.	22,603	1,331
		Arden Group Inc. Class A	8,101	1,253
*	^	Lifeway Foods, Inc.	104,072	1,231
*		Central Garden & Pet Co. Class A	225,018	1,206
		Alico, Inc.	32,069	1,171
		Tasty Baking Co. Class A	127,516	1,061
*	^	Jones Soda Co.	132,827	988
	^	Cal-Maine Foods, Inc.	37,170	986
*		John B. Sanfilippo & Son, Inc.	116,175	978
*		Revlon, Inc. Class A	781,904	923
		Village Super Market Inc. Class A	17,518	891
		Oil-Dri Corp. of America	40,167	881

12

	^	Mannatech, Inc.	139,256	880
	^	Farmer Brothers, Inc.	34,496	793
*		Omega Protein Corp.	83,335	774
	^	Reliv International, Inc.	92,049	754
		Inter Parfums, Inc.	41,466	745
	^	MGP Ingredients, Inc.	79,018	744
		Calavo Growers, Inc.	38,725	730
*	^	Central Garden and Pet Co.	125,759	724
*		Medifast, Inc.	131,808	639
*		Maui Land & Pineapple Co., Inc.	21,204	617
		National Beverage Corp.	76,231	613
*		Parlux Fragrances, Inc.	118,160	484
		Schiff Nutrition International, Inc.	78,380	450
		Griffin Land & Nurseries, Inc.	12,115	442
*		Zapata Corp.	40,500	296
*		Seneca Foods Corp.	11,790	280
*		Physicians Formula Holdings, Inc.	21,900	260
*		Inventure Group, Inc.	98,784	220
*		Susser Holdings Corp.	8,174	168
*		Star Scientific, Inc.	146,139	116
*		Integrated Biopharma, Inc.	19,300	50
*		Vermont Pure Holdings, Ltd.	29,700	48
				9,413,288
Energy (11.9%)
		ExxonMobil Corp.	36,648,791	3,433,625
		Chevron Corp.	14,086,038	1,314,650
		ConocoPhillips Co.	10,214,413	901,933
		Schlumberger Ltd.	7,876,889	774,850
		Occidental Petroleum Corp.	5,489,729	422,654
*		Transocean, Inc.	2,060,574	294,971
		Marathon Oil Corp.	4,723,857	287,494
		Valero Energy Corp.	3,659,774	256,294
		Devon Energy Corp.	2,799,143	248,872
		Apache Corp.	2,193,958	235,938
		Halliburton Co.	5,882,404	223,002
		Anadarko Petroleum Corp.	3,077,726	202,176
		Hess Corp.	1,891,188	190,745
*		National Oilwell Varco Inc.	2,355,091	173,005
		Baker Hughes, Inc.	2,111,735	171,262
		XTO Energy, Inc.	3,186,983	163,683
*		Weatherford International Ltd.	2,226,883	152,764
		EOG Resources, Inc.	1,617,750	144,384
		Williams Cos., Inc.	3,966,473	141,920
		Chesapeake Energy Corp.	2,972,609	116,526
		Peabody Energy Corp.	1,754,576	108,152
		Spectra Energy Corp.	4,177,231	107,856
		Murphy Oil Corp.	1,183,365	100,397
		Noble Corp.	1,771,347	100,099
		Smith International, Inc.	1,321,687	97,607
		Noble Energy, Inc.	1,130,814	89,922
		CONSOL Energy, Inc.	1,205,375	86,208
		El Paso Corp.	4,629,696	79,816
*		Ultra Petroleum Corp.	1,006,022	71,931
*		Cameron International Corp.	1,437,156	69,170
		Diamond Offshore Drilling, Inc.	458,263	65,073
*		Southwestern Energy Co.	1,124,986	62,684

13

		ENSCO International, Inc.	974,185	58,081
		Sunoco, Inc.	795,444	57,622
*		Nabors Industries, Inc.	1,865,842	51,105
		Range Resources Corp.	981,467	50,408
*		FMC Technologies Inc.	856,297	48,552
*		Denbury Resources, Inc.	1,613,154	47,991
*		Grant Prideco, Inc.	847,709	47,056
		BJ Services Co.	1,927,494	46,761
*		Newfield Exploration Co.	862,337	45,445
		Tesoro Corp.	904,409	43,140
		Arch Coal, Inc.	943,535	42,393
*		Plains Exploration & Production Co.	745,692	40,267
		Pioneer Natural Resources Co.	814,568	39,784
*		Pride International, Inc.	1,103,239	37,400
*		Exterran Holdings, Inc.	406,730	33,271
		Rowan Cos., Inc.	734,708	28,992
		Frontier Oil Corp.	708,304	28,743
		Helmerich & Payne, Inc.	684,346	27,422
*		Forest Oil Corp.	523,673	26,624
		Cabot Oil & Gas Corp.	643,315	25,971
*		Oceaneering International, Inc.	363,864	24,506
*		Helix Energy Solutions Group, Inc.	574,318	23,834
		Cimarex Energy Co.	550,633	23,418
*		Kinder Morgan Management, LLC	425,156	22,508
		Patterson-UTI Energy, Inc.	1,039,494	20,291
*		Quicksilver Resources, Inc.	337,140	20,090
*		Dresser Rand Group, Inc.	512,080	19,997
*		Core Laboratories N.V.	156,193	19,480
*		Petrohawk Energy Corp.	1,123,162	19,442
		Tidewater Inc.	350,728	19,241
		Massey Energy Co.	537,899	19,230
*		Atwood Oceanics, Inc.	188,967	18,942
*		Superior Energy Services, Inc.	539,542	18,571
*		Whiting Petroleum Corp.	282,210	16,272
		St. Mary Land & Exploration Co.	420,952	16,253
		Foundation Coal Holdings, Inc.	301,454	15,826
		Holly Corp.	309,981	15,775
		Overseas Shipholding Group Inc.	206,055	15,337
*		Unit Corp.	308,328	14,260
*		Alpha Natural Resources, Inc.	433,460	14,079
*		SEACOR Holdings Inc.	148,198	13,744
*		Global Industries Ltd.	624,763	13,382
*		Hercules Offshore, Inc.	560,140	13,320
*		Dril-Quip, Inc.	227,786	12,679
*		Mariner Energy Inc.	549,678	12,577
*		W-H Energy Services, Inc.	202,845	11,402
		Berry Petroleum Class A	252,311	11,215
*		Encore Acquisition Co.	335,008	11,179
		Penn Virginia Corp.	255,289	11,138
*		Oil States International, Inc.	312,755	10,671
*		Comstock Resources, Inc.	295,721	10,055
*	^	Cheniere Energy, Inc.	298,528	9,744
		Crosstex Energy, Inc.	259,360	9,659
*	^	Delta Petroleum Corp.	508,595	9,587
*		ATP Oil & Gas Corp.	189,597	9,582
		Atlas America, Inc.	159,725	9,453
*		Willbros Group, Inc.	239,304	9,163
*		Arena Resources, Inc.	214,480	8,946
*		Swift Energy Co.	199,585	8,804

14

*		EXCO Resources, Inc.	557,564	8,631
*		Carrizo Oil & Gas, Inc.	156,570	8,572
*		Continental Resources, Inc.	327,573	8,559
*		Bristow Group, Inc.	149,521	8,470
*		Stone Energy Corp.	177,393	8,322
*		Bill Barrett Corp.	193,202	8,089
*		TETRA Technologies, Inc.	494,504	7,699
*		ION Geophysical Corp.	483,026	7,622
*		Patriot Coal Corp.	178,202	7,438
*		Grey Wolf, Inc.	1,353,418	7,214
*	^	USEC Inc.	798,276	7,184
*		Petroleum Development Corp.	115,897	6,853
*		Hornbeck Offshore Services, Inc.	151,126	6,793
		Lufkin Industries, Inc.	108,284	6,204
*	^	Warren Resources Inc.	407,616	5,760
		CARBO Ceramics Inc.	152,220	5,663
*		Rosetta Resources, Inc.	281,307	5,578
*		Parker Drilling Co.	730,649	5,516
*		Gulfmark Offshore, Inc.	116,270	5,440
*		CNX Gas Corp.	165,591	5,291
		World Fuel Services Corp.	176,331	5,119
*	^	Oilsands Quest, Inc.	1,233,412	5,032
		W&T Offshore, Inc.	166,330	4,983
		Western Refining, Inc.	203,290	4,922
*	^	International Coal Group, Inc.	908,909	4,872
*		NATCO Group Inc.	88,339	4,784
*		Dawson Geophysical Co.	61,625	4,404
		General Maritime Corp.	179,230	4,382
*		Parallel Petroleum Corp.	245,283	4,324
*		Pioneer Drilling Co.	363,375	4,317
*		Complete Production Services, Inc.	234,727	4,218
*		Matrix Service Co.	191,568	4,180
*	^	McMoRan Exploration Co.	311,943	4,083
*		PetroQuest Energy, Inc.	269,700	3,857
		MarkWest Hydrocarbon, Inc.	59,042	3,699
*	^	Enbridge Energy Management LLC	69,894	3,657
*	^	Cal Dive International, Inc.	273,284	3,618
*		Contango Oil & Gas Co.	67,900	3,455
*		Trico Marine Services, Inc.	93,025	3,444
		Gulf Island Fabrication, Inc.	106,465	3,376
*		Newpark Resources, Inc.	603,850	3,291
*		Harvest Natural Resources, Inc.	258,527	3,232
*		US BioEnergy Corp.	273,090	3,198
		Alon USA Energy, Inc.	113,179	3,076
*	^	VeraSun Energy Corp.	197,590	3,019
*	^	Goodrich Petroleum Corp.	132,212	2,991
*	^	TXCO Resources Inc.	243,410	2,936
*		Allis-Chalmers Energy Inc.	194,950	2,876
*		Veneco Inc.	140,834	2,807
*	^	Aventine Renewable Energy Holdings, Inc.	215,422	2,749
*	^	James River Coal Co.	236,416	2,643
*		Bois d’Arc Energy, Inc.	127,747	2,536
*		T-3 Energy Services, Inc.	53,700	2,524
*		Bronco Drilling Co., Inc.	167,471	2,487
	^	RPC Inc.	209,388	2,452
*		Energy Partners, Ltd.	207,031	2,445
*		Gulfport Energy Corp.	122,053	2,229
*	^	BPZ Energy, Inc.	197,810	2,212
*	^	Pacific Ethanol, Inc.	269,105	2,209

15

*	^	GMX Resources Inc.	67,180	2,169
*	^	ENGlobal Corp.	190,026	2,159
*		Basic Energy Services Inc.	98,191	2,155
*		PHI Inc. Non-Voting Shares	68,353	2,120
*	^	Rentech, Inc.	1,167,492	2,113
		Arlington Tankers Ltd.	93,666	2,073
*	^	SulphCo, Inc.	394,619	2,060
		Delek US Holdings, Inc.	101,000	2,043
*	^	Gasco Energy Inc.	971,405	1,923
*	^	Double Eagle Petroleum Co.	120,077	1,892
*		Brigham Exploration Co.	247,379	1,860
*		Superior Well Services, Inc.	87,631	1,860
*	^	Edge Petroleum Corp.	307,069	1,821
*	^	Uranium Resources Inc.	144,900	1,808
*		Callon Petroleum Co.	96,621	1,589
*	^	Verenium Corp.	318,158	1,588
*		OYO Geospace Corp.	21,022	1,584
*	^	Evergreen Energy, Inc.	704,068	1,570
*	^	Transmeridian Exploration Inc.	722,680	1,438
*	^	FX Energy, Inc.	247,896	1,408
*		Natural Gas Services Group	70,300	1,379
	^	Kayne Anderson Energy Development Co.	59,300	1,359
*		Clayton Williams Energy, Inc.	43,412	1,353
*		Vaalco Energy, Inc.	277,659	1,291
*	^	Tri-Valley Corp.	157,282	1,164
*		Endeavor International Corp.	836,375	1,121
*		Union Drilling, Inc.	69,455	1,095
*	^	Bolt Technology Corp.	28,400	1,079
*	^	CanArgo Energy Corp.	1,128,079	1,027
*		Abraxas Petroleum Corp.	257,379	994
*	^	GeoGlobal Resources Inc.	197,019	975
*		Westmoreland Coal Co.	65,852	915
*	^	Toreador Resources Corp.	119,822	838
*		Boots & Coots International Well Control, Inc.	484,825	790
*		Credo Pete Corp.	76,915	763
*		Syntroleum Corp.	820,009	689
*		Aurora Oil & Gas Corp.	428,020	663
*		The Meridian Resource Corp.	364,894	660
		Panhandle Royalty Co.	20,657	529
*		Clean Energy Fuels Corp.	34,500	522
		Barnwell Industries, Inc.	42,200	522
*		American Oil & Gas Inc.	87,100	505
*		Quest Resource Corp.	62,600	449
*		Cano Petroleum Inc.	55,104	380
*	^	BMB Munai Inc.	53,488	334
*		Harken Energy Corp.	31,528	254
*		Infinity, Inc.	330,806	219
*		Geokinetics Inc.	11,000	214
*		Mitcham Industries, Inc.	10,300	212
*		Penn Octane Corp.	40,749	96
*		Navidec Financial Services	7,254	8
				12,637,511
Financials (17.5%)
		Bank of America Corp.	29,321,300	1,209,797
		JPMorgan Chase & Co.	22,359,977	976,013
		Citigroup, Inc.	32,870,657	967,712
		American International Group, Inc.	14,403,069	839,699

16

		Wells Fargo & Co.	21,358,658	644,818
		The Goldman Sachs Group, Inc.	2,412,536	518,816
		Wachovia Corp.	13,067,995	496,976
		Bank of New York Mellon Corp.	7,519,240	366,638
		American Express Co.	7,029,412	365,670
		U.S. Bancorp	11,408,722	362,113
		Morgan Stanley	6,259,913	332,464
		MetLife, Inc.	4,909,051	302,496
		Merrill Lynch & Co., Inc.	5,465,246	293,374
		Prudential Financial, Inc.	3,059,636	284,669
		Fannie Mae	6,443,364	257,606
		The Travelers Cos., Inc.	4,338,406	233,406
		CME Group, Inc.	315,819	216,652
		State Street Corp.	2,573,961	209,006
		AFLAC Inc.	3,229,076	202,237
		Lehman Brothers Holdings, Inc.	2,981,394	195,102
		The Allstate Corp.	3,672,457	191,813
		The Hartford Financial Services Group Inc.	2,099,306	183,038
*		Berkshire Hathaway Inc. Class B	38,175	180,797
		Charles Schwab Corp.	6,461,500	165,091
		PNC Financial Services Group	2,296,578	150,770
		Freddie Mac	4,371,590	148,940
		Loews Corp.	2,829,309	142,427
		The Chubb Corp.	2,599,086	141,858
		SunTrust Banks, Inc.	2,192,799	137,028
		ACE Ltd.	2,175,219	134,385
		Capital One Financial Corp.	2,760,196	130,447
		Franklin Resources Corp.	1,137,643	130,180
		Simon Property Group, Inc. REIT	1,476,195	128,222
		The Principal Financial Group, Inc.	1,755,265	120,832
*		Berkshire Hathaway Inc. Class A	848	120,077
		BB&T Corp.	3,643,588	111,749
		Regions Financial Corp.	4,651,688	110,012
		ProLogis REIT	1,698,097	107,625
		Lincoln National Corp.	1,792,736	104,373
		T. Rowe Price Group Inc.	1,664,494	101,334
		Northern Trust Corp.	1,308,979	100,242
		Marsh & McLennan Cos., Inc.	3,575,244	94,637
		Progressive Corp. of Ohio	4,486,949	85,970
		Ameriprise Financial, Inc.	1,554,825	85,686
		Aon Corp.	1,741,331	83,044
		Fifth Third Bancorp	3,183,424	79,999
		Vornado Realty Trust REIT	904,104	79,516
	^	Nymex Holdings Inc.	583,058	77,902
		Washington Mutual, Inc.	5,713,658	77,763
		NYSE Euronext	872,295	76,561
		Genworth Financial Inc.	2,925,589	74,456
		Boston Properties, Inc. REIT	786,612	72,219
*		IntercontinentalExchange Inc.	366,378	70,528
		SLM Corp.	3,406,229	68,601
		Invesco, Ltd.	2,134,679	66,986
		Equity Residential REIT	1,831,581	66,798
		National City Corp.	3,978,027	65,478
		Bear Stearns Co., Inc.	729,120	64,345
		Legg Mason Inc.	877,494	64,189
		Public Storage, Inc. REIT	845,226	62,048
		KeyCorp	2,580,074	60,503
		XL Capital Ltd. Class A	1,201,149	60,430
		General Growth Properties Inc. REIT	1,460,728	60,153

17

		Host Hotels & Resorts Inc. REIT	3,451,637	58,816
		Unum Group	2,384,503	56,727
		Kimco Realty Corp. REIT	1,500,256	54,609
		Moody’s Corp.	1,499,367	53,527
		Plum Creek Timber Co. Inc. REIT	1,153,868	53,124
		Leucadia National Corp.	1,073,796	50,576
		Hudson City Bancorp, Inc.	3,320,549	49,875
		Avalonbay Communities, Inc. REIT	527,034	49,615
		HCP, Inc. REIT	1,364,060	47,442
		Annaly Mortgage Management Inc. REIT	2,594,409	47,166
		Commerce Bancorp, Inc.	1,210,943	46,185
*		Nasdaq Stock Market Inc.	907,654	44,920
		Assurant, Inc.	669,199	44,769
		Comerica, Inc.	1,011,358	44,024
		Discover Financial Services	2,839,483	42,819
		Synovus Financial Corp.	1,763,303	42,460
		Everest Re Group, Ltd.	417,875	41,955
		American Capital Strategies, Ltd.	1,241,752	40,928
		Marshall & Ilsley Corp.	1,530,961	40,540
		Cincinnati Financial Corp.	1,022,450	40,428
		Ventas, Inc. REIT	882,033	39,912
		M & T Bank Corp.	472,595	38,550
		Janus Capital Group Inc.	1,160,069	38,108
		AMB Property Corp. REIT	660,861	38,039
		Safeco Corp.	678,403	37,773
		Torchmark Corp.	613,550	37,138
		SL Green Realty Corp. REIT	393,699	36,795
		Willis Group Holdings Ltd.	943,798	35,836
		Eaton Vance Corp.	788,495	35,806
*		TD Ameritrade Holding Corp.	1,774,469	35,596
		People’s United Financial Inc.	1,988,203	35,390
		Axis Capital Holdings Ltd.	900,805	35,104
	^	Countrywide Financial Corp.	3,826,136	34,206
		Huntington Bancshares Inc.	2,301,152	33,965
		New York Community Bancorp, Inc.	1,924,934	33,840
		The Macerich Co. REIT	475,709	33,804
		Zions Bancorp	712,170	33,251
		Developers Diversified Realty Corp. REIT	822,447	31,491
		W.R. Berkley Corp.	1,054,167	31,425
		SEI Investments Co.	970,618	31,225
		PartnerRe Ltd.	372,866	30,773
*		Markel Corp.	62,495	30,691
		Federal Realty Investment Trust REIT	372,729	30,620
		CIT Group Inc.	1,261,295	30,309
		Regency Centers Corp. REIT	459,494	29,633
		White Mountains Insurance Group Inc.	57,268	29,439
*		CB Richard Ellis Group, Inc.	1,363,840	29,391
		Sovereign Bancorp, Inc.	2,541,240	28,970
		RenaissanceRe Holdings Ltd.	453,904	27,343
		Federated Investors, Inc.	613,881	25,267
		Duke Realty Corp. REIT	952,926	24,852
*		Arch Capital Group Ltd.	352,118	24,772
		Rayonier Inc. REIT	515,847	24,369
		Health Care Inc. REIT	536,340	23,969
	^	iStar Financial Inc. REIT	887,228	23,112
*	^	Affiliated Managers Group, Inc.	195,965	23,018
		Old Republic International Corp.	1,454,749	22,418
		Apartment Investment & Management Co. Class A REIT	641,209	22,269
	^	Allied Capital Corp.	1,022,451	21,983

18

		Associated Banc-Corp.	797,476	21,604
		HCC Insurance Holdings, Inc.	746,514	21,410
		Alexandria Real Estate Equities, Inc. REIT	209,514	21,301
		Raymond James Financial, Inc.	634,869	20,735
		Fidelity National Financial, Inc. Class A	1,390,702	20,318
		Hospitality Properties Trust REIT	622,977	20,072
		Waddell & Reed Financial, Inc.	556,150	20,071
		Nationwide Health Properties, Inc. REIT	601,768	18,896
	^	Popular, Inc.	1,762,031	18,678
		Brown & Brown, Inc.	788,943	18,540
		Forest City Enterprise Class A	411,091	18,269
		Commerce Bancshares, Inc.	406,400	18,231
		First American Corp.	533,409	18,200
		Realty Income Corp. REIT	671,088	18,133
		Protective Life Corp.	440,683	18,077
		UnionBanCal Corp.	367,488	17,974
		Camden Property Trust REIT	371,890	17,907
		Cullen/Frost Bankers, Inc.	352,727	17,869
		UDR, Inc. REIT	892,437	17,715
		Jones Lang LaSalle Inc.	248,111	17,656
		StanCorp Financial Group, Inc.	346,077	17,435
		Liberty Property Trust REIT	604,972	17,429
	^	Ambac Financial Group, Inc.	672,647	17,334
		Taubman Co. REIT	350,627	17,247
		Bank of Hawaii Corp.	327,936	16,771
	^	The St. Joe Co.	468,086	16,622
		City National Corp.	276,046	16,439
		Jefferies Group, Inc.	710,393	16,375
		Essex Property Trust, Inc. REIT	167,273	16,307
		Weingarten Realty Investors REIT	515,000	16,192
		Aspen Insurance Holdings Ltd.	554,301	15,986
*		Philadelphia Consolidated Holding Corp.	403,699	15,886
		The Hanover Insurance Group Inc.	344,696	15,787
*		Conseco, Inc.	1,252,648	15,733
	^	MBIA, Inc.	834,376	15,544
		Digital Realty Trust, Inc. REIT	404,565	15,523
		Nationwide Financial Services, Inc.	342,189	15,402
		Mack-Cali Realty Corp. REIT	450,926	15,331
		Arthur J. Gallagher & Co.	632,654	15,304
	^	First Horizon National Corp.	835,875	15,171
		Endurance Specialty Holdings Ltd.	363,327	15,162
		Wilmington Trust Corp.	429,281	15,111
	^	CapitalSource Inc. REIT	832,519	14,644
		Unitrin, Inc.	304,006	14,589
		Valley National Bancorp	753,368	14,359
		Platinum Underwriters Holdings, Ltd.	399,881	14,220
*		Alleghany Corp.	35,234	14,164
*		Investment Technology Group, Inc.	293,830	13,983
		American Financial Group, Inc.	473,763	13,682
		BRE Properties Inc. Class A REIT	337,134	13,664
		Allied World Assurance Holdings, Ltd.	270,832	13,588
		TCF Financial Corp.	755,942	13,554
		Astoria Financial Corp.	576,782	13,422
		Senior Housing Properties Trust REIT	586,737	13,307
		Apollo Investment Corp.	775,122	13,216
		Douglas Emmett, Inc. REIT	583,316	13,189
		Colonial BancGroup, Inc.	968,914	13,119
		Fulton Financial Corp.	1,146,723	12,866
		Erie Indemnity Co. Class A	245,566	12,742

19

		Transatlantic Holdings, Inc.	175,130	12,727
		Washington Federal Inc.	580,363	12,251
	^	MGIC Investment Corp.	541,919	12,155
		Kilroy Realty Corp. REIT	216,730	11,911
		BancorpSouth, Inc.	490,224	11,574
		Webster Financial Corp.	360,768	11,534
		Potlatch Corp. REIT	258,217	11,475
		HRPT Properties Trust REIT	1,482,879	11,463
*		SVB Financial Group	226,947	11,438
		Commerce Group, Inc.	313,940	11,296
		Whitney Holdings Corp.	427,172	11,171
		Montpelier Re Holdings Ltd.	647,882	11,020
		National Retail Properties REIT	471,285	11,019
		Zenith National Insurance Corp.	245,527	10,982
		National Financial Partners Corp.	239,635	10,930
		Reinsurance Group of America, Inc.	206,527	10,839
*		ProAssurance Corp.	196,824	10,810
		FirstMerit Corp.	533,415	10,674
		Highwood Properties, Inc. REIT	360,142	10,581
		Assured Guaranty Ltd.	395,362	10,493
		Chittenden Corp.	293,279	10,447
		Susquehanna Bancshares, Inc.	565,271	10,424
		First Industrial Realty Trust REIT	301,115	10,419
		DCT Industrial Trust Inc. REIT	1,116,814	10,398
		Delphi Financial Group, Inc.	292,538	10,321
*		GFI Group Inc.	106,822	10,225
		Post Properties, Inc. REIT	290,796	10,213
		BioMed Realty Trust, Inc. REIT	436,119	10,105
		First Midwest Bancorp, Inc.	327,096	10,009
		Home Properties, Inc. REIT	223,120	10,007
*		E*TRADE Financial Corp.	2,803,152	9,951
		Hilb, Rogal and Hamilton Co.	245,160	9,946
		CBL & Associates Properties, Inc. REIT	413,061	9,876
		Brandywine Realty Trust REIT	547,942	9,825
		East West Bancorp, Inc.	404,284	9,796
*	^	AmeriCredit Corp.	762,945	9,758
		UCBH Holdings, Inc.	688,418	9,748
		Washington REIT	310,302	9,747
		Corporate Office Properties Trust, Inc. REIT	296,582	9,342
		IPC Holdings Ltd.	321,551	9,283
		optionsXpress Holdings Inc.	271,936	9,197
*		Knight Capital Group, Inc. Class A	631,687	9,096
*		TFS Financial Corp.	757,206	9,041
		Mercury General Corp.	181,082	9,020
		DiamondRock Hospitality Co. REIT	598,227	8,961
	^	Westamerica Bancorporation	197,249	8,787
		Entertainment Properties Trust REIT	186,464	8,764
		The Phoenix Cos., Inc.	719,874	8,545
		LaSalle Hotel Properties REIT	267,669	8,539
*		Interactive Brokers Group, Inc.	261,200	8,442
		Strategic Hotels and Resorts, Inc. REIT	492,651	8,242
		Selective Insurance Group	356,607	8,198
*		Argo Group International Holdings	192,427	8,107
		BOK Financial Corp.	156,727	8,103
		Healthcare Realty Trust Inc. REIT	317,432	8,060
		First Niagara Financial Group, Inc.	667,555	8,037
		Alabama National BanCorporation	101,901	7,929
		Tanger Factory Outlet Centers, Inc. REIT	208,881	7,877
		Max Re Capital Ltd.	280,952	7,864

20

		NewAlliance Bancshares, Inc.	673,228	7,756
		Trustmark Corp.	303,571	7,699
		First Community Bancorp	186,555	7,694
		Pennsylvania REIT	258,441	7,671
		R.L.I. Corp.	134,603	7,644
		The South Financial Group, Inc.	486,775	7,608
		EastGroup Properties, Inc. REIT	181,738	7,606
		The PMI Group Inc.	569,957	7,569
	^	Thornburg Mortgage, Inc. REIT	816,933	7,548
	^	Cathay General Bancorp	283,933	7,521
		UMB Financial Corp.	195,851	7,513
	^	First Charter Corp.	250,140	7,469
*		Signature Bank	215,172	7,262
		Sunstone Hotel Investors, Inc. REIT	394,470	7,215
		United Bankshares, Inc.	256,552	7,189
	^	Greenhill & Co., Inc.	107,980	7,179
		International Bancshares Corp.	341,633	7,154
		Mid-America Apartment Communities, Inc. REIT	164,113	7,016
		Citizens Banking Corp.	480,707	6,975
		Odyssey Re Holdings Corp.	188,907	6,935
*		Navigators Group, Inc.	106,194	6,903
	^	Maguire Properties, Inc. REIT	233,159	6,871
		Equity Lifestyle Properties, Inc. REIT	148,020	6,760
		Cash America International Inc.	205,845	6,649
		Omega Healthcare Investors, Inc. REIT	413,400	6,635
	^	The First Marblehead Corp.	433,482	6,632
		MFA Mortgage Investments, Inc. REIT	712,112	6,587
		Colonial Properties Trust REIT	290,085	6,565
		Prosperity Bancshares, Inc.	222,591	6,542
		American Financial Realty Trust REIT	813,793	6,527
		MB Financial, Inc.	204,437	6,303
		Ares Capital Corp.	430,447	6,298
		Provident Financial Services Inc.	429,800	6,198
		Extra Space Storage Inc. REIT	431,696	6,169
		FelCor Lodging Trust, Inc. REIT	387,053	6,034
		Old National Bancorp	403,126	6,031
*		FCStone Group, Inc.	130,400	6,002
*		Piper Jaffray Cos., Inc.	129,257	5,987
	^	Radian Group, Inc.	511,471	5,974
		Lexington Realty Trust REIT	409,364	5,952
	^	Redwood Trust, Inc. REIT	173,229	5,931
	^	Cousins Properties, Inc. REIT	261,343	5,776
		Umpqua Holdings Corp.	374,355	5,743
		Pacific Capital Bancorp	282,044	5,678
		Hancock Holding Co.	147,657	5,640
		Ashford Hospitality Trust REIT	780,180	5,609
		Inland Real Estate Corp. REIT	394,713	5,589
		NBT Bancorp, Inc.	243,841	5,564
		Boston Private Financial Holdings, Inc.	205,223	5,557
		TrustCo Bank NY	560,136	5,557
*		Forestar Real Estate Group, Inc.	233,540	5,509
		Calamos Asset Management, Inc.	184,369	5,491
	^	F.N.B. Corp.	368,240	5,413
		Sterling Bancshares, Inc.	479,962	5,356
		First Citizens BancShares Class A	36,624	5,342
*	^	Investors Bancorp, Inc.	376,851	5,329
		Sterling Financial Corp.	314,011	5,272
*	^	Enstar Group Ltd.	41,995	5,141
		Franklin Street Properties Corp. REIT	346,750	5,132

21

	^	First Commonwealth Financial Corp.	480,717	5,120
		Glacier Bancorp, Inc.	264,588	4,958
	^	Frontier Financial Corp.	266,672	4,952
	^	Newcastle Investment Corp. REIT	381,112	4,939
		Wintrust Financial Corp.	148,656	4,925
		Equity One, Inc. REIT	211,276	4,866
		Sovran Self Storage, Inc. REIT	120,708	4,840
		PS Business Parks, Inc. REIT	90,802	4,772
		Acadia Realty Trust REIT	186,207	4,769
		S & T Bancorp, Inc.	170,286	4,707
		National Health Investors REIT	168,690	4,706
		Employers Holdings, Inc.	280,926	4,694
		Horace Mann Educators Corp.	245,848	4,656
		Provident Bankshares Corp.	216,707	4,635
	^	National Penn Bancshares Inc.	302,439	4,579
	^	Gramercy Capital Corp. REIT	187,110	4,549
		Infinity Property & Casualty Corp.	125,451	4,533
		Alfa Corp.	207,610	4,499
		Midland Co.	69,241	4,479
		CVB Financial Corp.	429,541	4,441
		Brookline Bancorp, Inc.	436,578	4,436
	^	PrivateBancorp, Inc.	134,671	4,397
	^	Park National Corp.	67,823	4,375
*		Dollar Financial Corp.	142,372	4,369
*		Stifel Financial Corp.	82,983	4,362
		Financial Federal Corp.	195,142	4,350
		Community Bank System, Inc.	216,715	4,306
		Glimcher Realty Trust REIT	298,914	4,271
		Capitol Federal Financial	136,837	4,242
		City Holding Co.	123,324	4,173
		Parkway Properties Inc. REIT	112,086	4,145
	^	Downey Financial Corp.	132,309	4,116
*		First Federal Financial Corp.	113,850	4,078
		MCG Capital Corp.	350,767	4,065
		Tower Group, Inc.	120,737	4,033
		Getty Realty Holding Corp. REIT	150,119	4,005
		Bank Mutual Corp.	372,290	3,935
		Advance America, Cash Advance Centers, Inc.	386,264	3,925
		Saul Centers, Inc. REIT	72,636	3,881
		Gamco Investors Inc. Class A	55,874	3,869
		First Financial Bankshares, Inc.	101,951	3,838
	^	Portfolio Recovery Associates, Inc.	96,728	3,837
*		Alexander’s, Inc. REIT	10,816	3,821
		First BanCorp Puerto Rico	520,312	3,793
*		TradeStation Group, Inc.	266,104	3,781
		American Campus Communities, Inc. REIT	140,694	3,778
		U-Store-It Trust REIT	411,895	3,773
		Harleysville Group, Inc.	106,164	3,756
	^	NorthStar Realty Finance Corp. REIT	418,775	3,735
*		Guaranty Financial Group, Inc.	233,540	3,737
*		Texas Capital Bancshares, Inc.	201,143	3,671
		Chemical Financial Corp.	154,138	3,667
		Anchor Bancorp Wisconsin Inc.	155,110	3,648
*		KBW Inc.	142,019	3,634
	^	United Community Banks, Inc.	227,936	3,601
		First Indiana Corp.	111,530	3,569
		WesBanco, Inc.	172,946	3,563
*	^	Tejon Ranch Co.	86,189	3,521
		National Western Life Insurance Co. Class A	16,950	3,515
	^	LandAmerica Financial Group, Inc.	104,642	3,500

22

*		Hilltop Holdings Inc.	318,053	3,473
		Provident New York Bancorp, Inc.	266,657	3,445
		IBERIABANK Corp.	73,623	3,442
	^	Northwest Bancorp, Inc.	127,759	3,395
		Harleysville National Corp.	232,143	3,382
*		CNA Surety Corp.	170,068	3,366
		Friedman, Billings, Ramsey Group, Inc. REIT	1,053,922	3,309
		Stewart Information Services Corp.	125,848	3,283
		Kite Realty Group Trust REIT	214,597	3,277
		American Physicians Capital, Inc.	78,978	3,275
		United Fire & Casualty Co.	112,207	3,264
		OneBeacon Insurance Group Ltd.	151,511	3,257
		Sandy Spring Bancorp, Inc.	116,429	3,239
		FBL Financial Group, Inc. Class A	90,996	3,142
		Medical Properties Trust Inc. REIT	306,880	3,127
*	^	Western Alliance Bancorp	166,397	3,123
		Central Pacific Financial Co.	168,629	3,113
		LTC Properties, Inc. REIT	123,401	3,091
		Amcore Financial, Inc.	135,153	3,068
*		PICO Holdings, Inc.	89,409	3,006
*		LaBranche & Co. Inc.	589,036	2,969
		Student Loan Corp.	26,827	2,951
		Sterling Financial Corp. (PA)	176,440	2,897
		Safety Insurance Group, Inc.	78,184	2,863
		American Equity Investment Life Holding Co.	339,418	2,814
		Columbia Banking System, Inc.	94,189	2,800
	^	IndyMac Bancorp, Inc.	469,574	2,794
		State Auto Financial Corp.	106,212	2,793
		KNBT Bancorp Inc.	179,995	2,776
*		First Mercury Financial Corp.	113,481	2,769
*		Amerisafe Inc.	178,400	2,767
	^	Fremont General Corp.	787,374	2,756
*		World Acceptance Corp.	101,236	2,731
		Anthracite Capital Inc. REIT	373,874	2,707
		Presidential Life Corp.	153,084	2,681
	^	S.Y. Bancorp, Inc.	110,801	2,653
	^	Cohen & Steers, Inc.	88,119	2,641
		Sun Communities, Inc. REIT	124,816	2,630
*		EZCORP, Inc.	232,782	2,628
		First Merchants Corp.	119,400	2,608
	^	First Busey Corp.	131,183	2,605
		Banner Corp.	90,420	2,598
		WSFS Financial Corp.	51,648	2,593
*		Pinnacle Financial Partners, Inc.	101,733	2,586
		Universal Health Realty Income REIT	72,659	2,575
*		Centennial Bank Holdings Inc.	442,730	2,559
		Suffolk Bancorp	83,089	2,552
*		First Cash Financial Services, Inc.	173,650	2,549
		Oriental Financial Group Inc.	189,143	2,536
		Consolidated-Tomoka Land Co.	40,236	2,522
		U.S.B. Holding Co., Inc.	127,325	2,521
*		FPIC Insurance Group, Inc.	58,503	2,514
		First Potomac REIT	145,425	2,514
*		Seabright Insurance Holdings, Inc.	164,357	2,479
	^	Old Second Bancorp, Inc.	92,512	2,478
		First Financial Holdings, Inc.	89,666	2,459
		Bank of the Ozarks, Inc.	92,655	2,428
*		MarketAxess Holdings, Inc.	188,636	2,420
*		United America Indemnity, Ltd.	120,950	2,409
		SWS Group, Inc.	190,117	2,409
		Sterling Bancorp	176,576	2,408

23

	^	JER Investors Trust Inc. REIT	222,738	2,399
	^	RAIT Financial Trust REIT	276,098	2,380
		Arbor Realty Trust, Inc. REIT	147,351	2,374
		Investors Real Estate Trust REIT	262,845	2,358
		Cardinal Financial Corp.	252,603	2,354
		Nara Bancorp, Inc.	200,578	2,341
		Community Trust Bancorp Inc.	84,892	2,337
		Capstead Mortgage Corp. REIT	176,719	2,331
*		Meadowbrook Insurance Group, Inc.	247,303	2,327
		First Financial Corp. (IN)	81,846	2,320
		Cedar Shopping Centers, Inc. REIT	226,294	2,315
		TierOne Corp.	104,437	2,313
		BankFinancial Corp.	146,084	2,311
		Flushing Financial Corp.	143,446	2,302
	^	Deerfield Capital Corp.	287,175	2,297
	^	Corus Bankshares Inc.	212,559	2,268
		CapLease, Inc. REIT	268,507	2,261
	^	ASTA Funding, Inc.	84,689	2,239
		First Community Bancshares, Inc.	69,846	2,227
		Union Bankshares Corp.	104,868	2,217
		Washington Trust Bancorp, Inc.	87,866	2,217
		Hanmi Financial Corp.	256,981	2,215
		Renasant Corp.	102,156	2,204
	^	Capital Trust Class A REIT	70,300	2,155
*		Sun Bancorp, Inc. (NJ)	136,504	2,154
		West Coast Bancorp	116,073	2,147
		Capitol Bancorp Ltd.	106,367	2,140
		Donegal Group Inc. Class A	124,587	2,139
		First Financial Bancorp	186,468	2,126
		Dime Community Bancshares	162,718	2,078
	^	U.S. Global Investors, Inc. Class A	124,560	2,075
		Flagstone Reinsurance Holdings Ltd.	149,285	2,075
*	^	Citizens, Inc.	374,237	2,070
		First Bancorp (NC)	108,660	2,053
*		Thomas Weisel Partners Group, Inc.	146,941	2,018
*	^	Virginia Commerce Bancorp, Inc.	171,818	2,015
		First Source Corp.	115,736	2,003
	^	PFF Bancorp, Inc.	164,333	1,979
		Anworth Mortgage Asset Corp. REIT	235,419	1,945
		Mission West Properties Inc. REIT	203,319	1,934
		TriCo Bancshares	100,020	1,930
		Mainsource Financial Group, Inc.	123,618	1,923
*		Ocwen Financial Corp.	346,938	1,922
		Ramco-Gershenson Properties Trust REIT	89,681	1,916
		Capital Southwest Corp.	16,184	1,916
*		First Regional Bancorp	100,051	1,890
		Simmons First National Corp.	70,936	1,880
		Independent Bank Corp. (MA)	69,051	1,880
	^	Nelnet, Inc.	145,701	1,852
		Southwest Bancorp, Inc.	100,977	1,851
	^	Cascade Bancorp	132,363	1,842
		Integra Bank Corp.	129,815	1,832
		MVC Capital, Inc.	113,430	1,831
*		The Bancorp Inc.	135,515	1,824
	^	Crystal River Capital Inc. REIT	126,240	1,823
		City Bank Lynnwood (WA)	80,091	1,796
*		Great Lakes Bancorp, Inc.	139,815	1,792
	^	Smithtown Bancorp, Inc.	80,745	1,789
*	^	Doral Financial Corp.	98,665	1,780

24

		Peoples Bancorp, Inc.	70,860	1,764
		Education Realty Trust, Inc. REIT	156,362	1,758
		Independent Bank Corp. (MI)	184,414	1,752
		Hercules Technology Growth Capital, Inc.	140,044	1,739
	^	Lakeland Bancorp, Inc.	149,641	1,734
		Hersha Hospitality Trust REIT	181,848	1,728
		Amtrust Financial Services Inc.	125,240	1,725
		AmericanWest Bancorporation	97,575	1,720
		Omega Financial Corp.	58,688	1,717
		Kearny Financial Corp.	143,827	1,713
		Heritage Commerce Corp.	92,460	1,700
		Flagstar Bancorp, Inc.	242,856	1,693
		Midwest Banc Holdings, Inc.	136,191	1,691
		Monmouth Real Estate Investment Corp. REIT	208,690	1,690
		Agree Realty Corp. REIT	55,972	1,685
		Arrow Financial Corp.	78,225	1,681
		One Liberty Properties, Inc. REIT	90,933	1,670
		TICC Capital Corporation	180,947	1,670
		Tompkins Trustco, Inc.	41,975	1,629
	^	Alesco Financial, Inc. REIT	490,963	1,610
		Ameris Bancorp	94,749	1,597
*		PMA Capital Corp. Class A	193,813	1,593
		GMH Communities Trust REIT	285,332	1,575
		First Place Financial Corp.	111,509	1,560
		Medallion Financial Corp.	155,253	1,556
	^	Capital City Bank Group, Inc.	54,259	1,531
	^	Southside Bancshares, Inc.	74,493	1,524
		Center Financial Corp.	123,402	1,520
		Peapack Gladstone Financial Corp.	60,329	1,493
*		Superior Bancorp	276,452	1,485
*		Community Bancorp	85,431	1,484
*	^	First Acceptance Corp.	350,913	1,481
		Great Southern Bancorp, Inc.	67,220	1,476
		West Bancorporation	112,755	1,470
		Kohlberg Capital Corp.	122,446	1,469
		First State Bancorporation	105,659	1,469
*		Quanta Capital Holdings Ltd.	575,823	1,468
		Westfield Financial, Inc.	150,542	1,460
		Bancorp Rhode Island Inc.	42,468	1,450
		Intervest Bancshares Corp.	83,911	1,445
		Republic Bancorp, Inc. Class A	87,301	1,443
		Resource America, Inc.	98,256	1,441
		BancFirst Corp.	33,443	1,433
	^	Univest Corp. of Pennsylvania	67,371	1,422
		Winthrop Realty Trust Inc. REIT	265,651	1,405
		SCBT Financial Corp.	43,889	1,390
		LSB Corp.	87,320	1,384
		Horizon Financial Corp.	79,244	1,382
		Associated Estates Realty Corp. REIT	145,664	1,375
		NYMAGIC, Inc.	59,242	1,370
		Lakeland Financial Corp.	65,494	1,369
*		Penson Worldwide, Inc.	95,140	1,365
		CFS Bancorp, Inc.	92,971	1,361
*		FBR Capital Markets Corp.	141,861	1,359
*		Pacific Mercantile Bancorp	109,828	1,352
	^	BankUnited Financial Corp.	195,326	1,348
		Compass Diversified Trust	89,188	1,329
		BankAtlantic Bancorp, Inc. Class A	323,994	1,328
		American Land Lease, Inc. REIT	66,906	1,327

25

	^	Gladstone Capital Corp.	77,852	1,323
*		Beneficial Mutual Bancorp, Inc.	135,480	1,317
*	^	Ampal-American Israel Corp.	178,158	1,317
		Clifton Savings Bancorp, Inc.	134,054	1,314
	^	W Holding Co., Inc.	1,078,572	1,305
		Eastern Virginia Bankshares, Inc.	76,781	1,301
		EMC Insurance Group, Inc.	54,759	1,296
		Beverly Hills Bancorp Inc.	253,571	1,293
*		eHealth, Inc.	40,029	1,285
		ProCentury Corp.	83,224	1,277
		Bryn Mawr Bank Corp.	55,682	1,277
		Bank of Granite Corp.	119,603	1,264
		CoBiz Inc.	84,247	1,253
		Urstadt Biddle Properties Class A REIT	80,585	1,249
*		Stratus Properties Inc.	36,753	1,247
		NewBridge Bancorp.	115,238	1,243
*	^	Ladenburg Thalmann Financial Services, Inc.	586,334	1,243
		Mercantile Bank Corp.	79,758	1,236
		Thomas Properties Group, Inc.	114,651	1,236
		Preferred Bank	47,327	1,231
		Berkshire Hills Bancorp, Inc.	47,224	1,228
*		MCF Corp.	233,659	1,227
		NGP Capital Resources Co.	78,457	1,226
	^	Ames National Corp.	64,271	1,221
		Baldwin & Lyons, Inc. Class B	44,351	1,218
		MBT Financial Corp.	135,560	1,196
		German American Bancorp	93,354	1,189
	^	Cadence Financial Corp.	81,486	1,189
	^	Home Bancshares Inc.	56,284	1,180
*		Greenlight Capital Re. Ltd.	56,601	1,177
	^	BRT Realty Trust REIT	76,865	1,176
		Capital Corp. of the West	60,182	1,169
		Asset Acceptance Capital Corp.	112,277	1,169
		Rainier Pacific Financial Group Inc.	78,551	1,159
	^	Seacoast Banking Corp. of Florida	112,291	1,154
		Sanders Morris Harris Group Inc.	111,765	1,146
	^	Enterprise Financial Services Corp.	47,891	1,140
		Irwin Financial Corp.	153,864	1,131
		National Bankshares, Inc.	65,306	1,117
		Federal Agricultural Mortgage Corp. Class C	42,109	1,108
*		Republic First Bancorp, Inc.	159,816	1,103
	^	Temecula Valley Bancorp, Inc.	93,937	1,102
		Gladstone Commercial Corp. REIT	62,580	1,098
		Castlepoint Holdings Ltd.	90,637	1,088
		Advanta Corp. Class A	148,321	1,083
	^	Prospect Energy Corp.	82,645	1,079
		Wilshire Bancorp Inc.	136,696	1,073
		HMN Financial, Inc.	44,063	1,064
		Gladstone Investment Corp.	107,927	1,059
		Merchants Bancshares, Inc.	44,736	1,051
		Citizens First Bancorp, Inc.	85,154	1,045
		North Valley Bancorp	78,741	1,031
		First of Long Island Corp.	55,366	1,027
		Greene County Bancshares	53,403	1,025
		Financial Institutions, Inc.	57,299	1,021
*		Rewards Network Inc.	204,761	1,018
	^	Resource Capital Corp. REIT	109,100	1,016
*		SCPIE Holdings Inc.	36,943	1,015
		Greater Community Bancorp	62,016	1,014

26

	^	Centerstate Banks of Florida	83,508	1,010
*	^	Harris & Harris Group, Inc.	114,471	1,006
		Provident Financial Holdings, Inc.	58,334	960
		Parkvale Financial Corp.	34,073	946
	^	First South Bancorp, Inc.	42,551	944
		Team Financial, Inc.	62,950	934
		Abington Community Bancorp Inc.	99,009	931
*	^	CompuCredit Corp.	92,798	926
*		Oritani Financial Corp.	75,151	924
		PremierWest Bancorp	80,274	918
	^	BancTrust Financial Group, Inc.	75,736	916
		Willow Grove Bancorp, Inc.	109,039	915
		OceanFirst Financial Corp.	56,606	895
		Firstbank Corp.	63,287	875
*		Franklin Bank Corp.	198,554	856
	^	TF Financial Corp.	34,691	855
		Rome Bancorp, Inc.	73,675	852
*		Marlin Business Services Inc.	70,330	848
	^	LNB Bancorp, Inc.	57,792	847
*		Crawford & Co. Class B	203,850	846
		Taylor Capital Group, Inc.	41,443	845
		Massbank Corp.	22,755	829
		TIB Financial Corp.	96,891	826
		Shore Bancshares, Inc.	37,448	821
		Heritage Financial Corp.	40,979	815
*	^	Wauwatosa Holdings, Inc.	63,137	809
	^	Security Bank Corp.	88,381	808
		FNB Corp. (VA)	34,774	808
		State Bancorp, Inc.	61,623	801
		Imperial Capital Bancorp Inc.	43,466	795
	^	Virginia Financial Group, Inc.	52,566	781
		Advanta Corp. Class B	96,145	776
*		American Safety Insurance Holdings, Ltd.	38,948	765
	^	Macatawa Bank Corp.	89,031	765
		First M&F Corp.	46,698	738
		Brooke Corp.	109,417	737
		Patriot Capital Funding Inc.	72,690	733
*	^	Triad Guaranty, Inc.	72,399	710
		American National Bankshares Inc.	35,298	705
		Citizens South Banking Corp.	68,999	699
	^	Security Capital Assurance, Ltd.	178,509	694
*		Penn Treaty American Corp.	106,045	688
		Codorus Valley Bancorp, Inc.	40,192	686
		UMH Properties, Inc. REIT	57,973	684
	^	Heartland Financial USA, Inc.	36,665	681
		Camden National Corp.	23,908	679
*		Encore Capital Group, Inc.	69,693	675
		Home Federal Bancorp (IN)	29,314	674
		United Community Financial Corp.	121,315	670
*	^	Credit Acceptance Corp.	32,209	666
		Federal Agricultural Mortgage Corp. Class A	38,986	663
		Royal Bancshares of Pennsylvania, Inc.	59,518	655
		ESB Financial Corp.	65,443	654
		Capital Bank Corp.	60,885	644
		Pamrapo Bancorp, Inc.	31,624	639
	^	Vineyard National Bancorp Co.	62,829	635
		Cogdell Spencer Inc. REIT	39,645	632
		Hawthorn Bancshares Inc.	24,412	610
*		NewStar Financial, Inc.	73,000	604

27

		First United Corp.	29,947	602
		Yadkin Valley Bank and Trust Co.	38,847	593
		Camco Financial Corp.	53,576	592
*		Consumer Portfolio Services, Inc.	175,698	589
		Middleburg Financial Corp.	27,201	580
		Urstadt Biddle Properties REIT	37,652	571
		ViewPoint Financial Group	34,391	568
		Farmers Capital Bank Corp.	20,796	561
		Comm Bancorp, Inc.	12,723	559
		Center Bancorp, Inc.	50,431	558
		PennantPark Investment Corp.	53,900	540
		Independence Holding Co.	42,503	538
		United Security Bancshares, Inc.	31,356	536
*		United PanAm Financial Corp.	103,947	532
		CBRE Realty Finance Inc.	98,900	528
		FNB Corp. (NC)	43,340	527
*		RAM Holdings Ltd.	105,597	522
*	^	Primus Guaranty, Ltd.	74,403	522
		Habersham Bancorp	33,425	519
		First Defiance Financial Corp.	23,227	511
		First Pactrust Bancorp	28,358	510
*		United Capital Corp.	21,238	509
		Wainwright Bank & Trust Co.	38,384	508
		Meta Financial Group, Inc.	12,414	507
		Westwood Holdings Group, Inc.	13,242	498
		Alliance Bancorp, Inc. of Pennsylvania	68,209	494
	^	K-Fed Bancorp	48,427	489
*		Scottish Re Group Ltd.	673,510	485
	^	Citizens & Northern Corp.	27,522	482
*	^	Clayton Holdings, Inc.	89,190	461
*		First Mariner Bancorp, Inc.	81,222	461
*		Ameriserv Financial Inc.	164,973	457
		Jefferson Bancshares, Inc.	44,234	447
		Pulaski Financial Corp.	44,344	443
		Leesport Financial Corp.	24,128	431
		GB&T Bancshares, Inc.	45,773	428
	^	Luminent Mortgage Capital, Inc. REIT	540,127	421
		First Federal Bancshares of Arkansas, Inc.	29,037	421
		Cheviot Financial Corp.	44,479	420
		Century Bancorp, Inc. Class A	20,373	411
		Horizon Bancorp Indiana	15,935	409
		Commercial National Financial Corp.	21,300	401
*	^	NovaStar Financial Inc. REIT	138,312	400
		Investors Title Co.	10,524	396
*		BFC Financial Corp.	258,835	391
		Columbia Bancorp (OR)	23,440	387
		PMC Commercial Trust REIT	35,208	379
		ECB Bancorp, Inc.	14,714	375
		National Interstate Corp.	11,274	373
		Unity Bancorp, Inc.	43,664	371
		Penns Woods Bancorp, Inc.	10,860	353
*		Bank of Florida Corp.	29,935	344
		Grubb & Ellis Co.	53,200	341
		HopFed Bancorp, Inc.	22,761	335
*		First Keystone Financial, Inc.	35,444	335
	^	Atlantic Coast Federal Corp.	28,116	334
*		Cowen Group, Inc.	34,342	327
		MutualFirst Financial Inc.	23,647	324
*		American Independence Corp.	34,613	317

28

*		Reis, Inc.	40,078	311
		Origen Financial, Inc. REIT	77,571	310
	^	Life Partners Holdings	11,184	310
	^	Sierra Bancorp	11,927	297
*		Pennsylvania Commerce Bancorp, Inc.	10,525	293
	^	United Security Bancshares (CA)	19,074	291
		First Fed Bankshares Inc	20,250	286
		The Washington Savings Bank	53,600	281
*		HouseValues, Inc.	89,471	277
*		Horizon Group Properties, Inc. REIT	48,293	276
*		Investors Capital Holdings, Ltd.	49,100	275
	^	Impac Mortgage Holdings, Inc. REIT	498,746	274
		Evercore Partners Inc.	12,100	261
		BlackRock Kelso Capital Corp.	16,700	255
		Southern Community Financial Corp.	37,074	242
		Ameriana Bancorp	27,607	237
		Wayne Savings Bancshares, Inc.	21,551	234
		Hingham Institution for Savings	7,900	234
		Northern States Financial Corp.	10,561	232
		Vestin Realty Mortgage II, Inc. REIT	59,040	221
		Crescent Banking Co.	17,054	218
		First Security Group Inc.	24,071	216
		Abigail Adams National Bancorp., Inc.	20,667	215
*		Essa Bancorp Inc.	18,100	204
		Norwood Financial Corp.	6,091	190
	^	Colony Bankcorp, Inc.	12,052	183
		First National Lincoln Corp.	12,442	182
*		Transcontinental Realty Investors, Inc. REIT	10,500	162
		California National Bancorp	12,207	119
	^	American Mortgage Acceptance Co. REIT	108,140	118
*		BCSB Bankcorp, Inc.	17,407	109
		Pacific Continental Corp.	8,245	103
*		Financial Industries Corp.	15,049	85
		Cascade Financial Corp.	4,316	59
		Bimini Capital Management Inc.	161,413	39
*		Broadpoint Securities Group	29,000	34
*		AMV Liquidating Trust	289,511	32
		PAB Bankshares, Inc.	2,186	28
*		Meruelo Maddux Properties Inc.	6,100	24
		Hanover Capital Mortgage Holdings, Inc. REIT	53,485	21
*		Vesta Insurance Group, Inc.	59,142	—
*		NetBank, Inc.	195	—
		American Home Mortgage Investment Corp. REIT	34	—
				18,599,443
Health Care (12.0%)
		Johnson & Johnson	19,126,374	1,275,729
		Pfizer Inc.	45,772,727	1,040,414
		Merck & Co., Inc.	14,332,626	832,869
		Abbott Laboratories	10,212,701	573,443
		UnitedHealth Group Inc.	8,755,151	509,550
		Wyeth	8,885,706	392,659
		Medtronic, Inc.	7,532,512	378,659
		Eli Lilly & Co.	6,746,000	360,169
*		WellPoint Inc.	3,966,314	347,965
		Bristol-Myers Squibb Co.	13,070,412	346,627
*		Amgen, Inc.	7,181,463	333,507

29

*		Gilead Sciences, Inc.	6,121,511	281,651
		Schering-Plough Corp.	9,887,875	263,413
		Baxter International, Inc.	4,260,503	247,322
*		Genentech, Inc.	3,131,432	210,025
		Aetna Inc.	3,379,475	195,097
*		Medco Health Solutions, Inc.	1,789,308	181,436
*		Thermo Fisher Scientific, Inc.	2,818,984	162,599
		Covidien Ltd.	3,275,149	145,056
		Stryker Corp.	1,896,199	141,684
		Cardinal Health, Inc.	2,408,901	139,114
		Becton, Dickinson & Co.	1,608,357	134,426
		Allergan, Inc.	2,021,699	129,874
*		Genzyme Corp.	1,738,768	129,434
		McKesson Corp.	1,954,589	128,045
*		Celgene Corp.	2,529,167	116,873
*		Biogen Idec Inc.	1,902,790	108,307
*		Express Scripts Inc.	1,448,416	105,734
*		Zimmer Holdings, Inc.	1,560,819	103,248
*		Boston Scientific Corp.	8,859,126	103,032
		CIGNA Corp.	1,869,216	100,433
*		St. Jude Medical, Inc.	2,245,482	91,256
*		Humana Inc.	1,113,995	83,895
*		Intuitive Surgical, Inc.	249,446	80,945
*		Forest Laboratories, Inc.	2,089,311	76,155
		C.R. Bard, Inc.	683,094	64,757
*		Coventry Health Care Inc.	1,023,435	60,639
*		Laboratory Corp. of America Holdings	775,267	58,556
		Quest Diagnostics, Inc.	1,085,029	57,398
		AmerisourceBergen Corp.	1,190,812	53,432
	*	Waters Corp.	660,026	52,188
	*	Hologic, Inc.	757,565	51,999
	*	Hospira, Inc.	1,038,397	44,277
	*	Varian Medical Systems, Inc.	832,676	43,432
		DENTSPLY International Inc.	954,627	42,977
		Applera Corp.–Applied Biosystems Group	1,212,317	41,122
	*	DaVita, Inc.	698,783	39,376
	*	Covance, Inc.	421,465	36,507
	*	Henry Schein, Inc.	589,020	36,166
	*	Barr Pharmaceuticals Inc.	673,797	35,779
	*	Health Net Inc.	736,207	35,559
	*	Amylin Pharmaceuticals, Inc.	873,491	32,319
	*	Respironics, Inc.	488,005	31,955
	*	Millennium Pharmaceuticals, Inc.	2,132,706	31,948
	*	Cephalon, Inc.	442,732	31,770
		Beckman Coulter, Inc.	414,039	30,142
		IMS Health, Inc.	1,288,792	29,694
	*	Charles River Laboratories, Inc.	449,019	29,545
	*	Invitrogen Corp.	306,785	28,657
		Pharmaceutical Product Development, Inc.	706,403	28,517
		Mylan Inc.	2,001,652	28,143
	*	ResMed Inc.	512,730	26,934
	*	Millipore Corp.	360,078	26,351
	*	Cerner Corp.	446,974	25,209
	*	Patterson Cos.	739,746	25,114
	*	VCA Antech, Inc.	555,156	24,555
	*	IDEXX Laboratories Corp.	405,870	23,796
	*	Inverness Medical Innovations, Inc.	422,399	23,730
	*	Endo Pharmaceuticals Holdings, Inc.	887,668	23,674
	*	Community Health Systems, Inc.	635,902	23,439

30

	*	BioMarin Pharmaceutical Inc.	634,708	22,469
	*	Pediatrix Medical Group, Inc.	325,253	22,166
	*	Gen-Probe Inc.	351,726	22,134
		Hillenbrand Industries, Inc.	389,139	21,687
	*	MGI Pharma, Inc.	529,515	21,461
	*	Illumina, Inc.	358,056	21,218
		PerkinElmer, Inc.	783,815	20,395
	*	Vertex Pharmaceuticals, Inc.	873,953	20,302
	*	Onyx Pharmaceuticals, Inc.	362,644	20,170
	*	Lincare Holdings, Inc.	562,066	19,762
	*	Kinetic Concepts, Inc.	355,202	19,025
	*	Sepracor Inc.	710,909	18,661
	*	OSI Pharmaceuticals, Inc.	383,703	18,613
		Perrigo Co.	527,830	18,479
		Omnicare, Inc.	807,107	18,410
	*	Ventana Medical Systems, Inc.	203,080	17,715
	*	Watson Pharmaceuticals, Inc.	651,556	17,683
	*	Alexion Pharmaceuticals, Inc.	233,844	17,545
	*	Edwards Lifesciences Corp.	379,495	17,453
	*	ImClone Systems, Inc.	397,655	17,099
		Universal Health Services Class B	332,661	17,032
	*	King Pharmaceuticals, Inc.	1,620,066	16,589
	*	Techne Corp.	249,412	16,474
	*	HLTH Corp.	1,200,822	16,091
	*	Tenet Healthcare Corp.	3,141,428	15,958
	*	Immucor Inc.	459,259	15,610
	*	Sierra Health Services, Inc.	354,410	14,871
	*	Healthways, Inc.	234,066	13,679
	*	United Therapeutics Corp.	139,334	13,606
	*	PDL BioPharma Inc.	774,013	13,561
	*	Myriad Genetics, Inc.	288,857	13,409
	*	Varian, Inc.	201,966	13,188
	*	AMERIGROUP Corp.	351,117	12,798
	*	Adams Respiratory Therapeutics, Inc.	214,046	12,787
*		Bio-Rad Laboratories, Inc. Class A	122,380	12,681
		STERIS Corp.	430,597	12,418
*		Pharmion Corp.	195,784	12,307
*		Magellan Health Services, Inc.	261,826	12,209
*		Warner Chilcott Ltd.	663,849	11,770
*		Psychiatric Solutions, Inc.	360,338	11,711
		Owens & Minor, Inc. Holding Co.	269,901	11,452
		Cooper Cos., Inc.	297,888	11,320
*		Haemonetics Corp.	174,115	10,973
*	^	HealthSouth Corp.	521,246	10,946
*		LifePoint Hospitals, Inc.	365,769	10,878
*		Affymetrix, Inc.	458,562	10,611
*		Alkermes, Inc.	673,912	10,506
*		Dionex Corp.	124,294	10,299
*		WellCare Health Plans Inc.	235,220	9,976
*		Advanced Medical Optics, Inc.	401,559	9,850
*		Regeneron Pharmaceuticals, Inc.	402,934	9,731
*		Cepheid, Inc.	367,720	9,689
		Medicis Pharmaceutical Corp.	372,503	9,674
		Health Management Associates Class A	1,607,440	9,612
*		Sunrise Senior Living, Inc.	300,574	9,222
*		LifeCell Corp.	213,721	9,214
*		Nuvasive, Inc.	231,192	9,137
		West Pharmaceutical Services, Inc.	221,195	8,978
		Chemed Corp.	159,286	8,901

31

*		Human Genome Sciences, Inc.	848,909	8,863
*		PAREXEL International Corp.	183,270	8,852
*		PSS World Medical, Inc.	448,850	8,784
*	^	ArthroCare Corp.	181,978	8,744
*	^	Isis Pharmaceuticals, Inc.	548,310	8,636
*		Amedisys Inc.	173,432	8,415
	^	Mentor Corp.	214,263	8,378
*		Medarex, Inc.	797,980	8,315
*		Applera Corp.–Celera Genomics Group	522,533	8,293
*		Savient Pharmaceuticals Inc.	354,059	8,133
*		Eclipsys Corp.	320,363	8,108
*		Centene Corp.	290,710	7,977
*		Cubist Pharmaceuticals, Inc.	370,670	7,602
		Meridian Bioscience Inc.	251,350	7,561
*		Valeant Pharmaceuticals International	629,964	7,541
*		XenoPort, Inc.	132,517	7,405
*		K-V Pharmaceutical Co. Class A	257,148	7,339
*		The Medicines Co.	372,910	7,145
*		American Medical Systems Holdings, Inc.	489,605	7,080
*		Universal American Corp.	276,240	7,069
*		Martek Biosciences Corp.	230,515	6,819
*	^	Allscripts Healthcare Solutions, Inc.	347,913	6,757
		Brookdale Senior Living Inc.	232,331	6,601
*		Apria Healthcare Group Inc.	296,145	6,388
*		Wright Medical Group, Inc.	216,530	6,316
*		Par Pharmaceutical Cos. Inc.	261,860	6,285
*		Theravance, Inc.	318,257	6,206
*		Exelixis, Inc.	708,891	6,118
*		Incyte Corp.	608,538	6,116
*		Align Technology, Inc.	364,806	6,085
*		Thoratec Corp.	333,501	6,066
*	^	SurModics, Inc.	109,369	5,935
		Analogic Corp.	87,043	5,895
*		Omnicell, Inc.	218,681	5,889
*		inVentiv Health, Inc.	188,675	5,841
*		Alpharma, Inc. Class A	288,656	5,817
*		Kindred Healthcare, Inc.	232,782	5,815
*		AMAG Pharmaceuticals, Inc.	94,477	5,681
*		Sciele Pharma, Inc.	258,041	5,277
		Invacare Corp.	207,922	5,240
*		AmSurg Corp.	192,837	5,218
*	^	Integra LifeSciences Holdings	124,065	5,202
*		HealthExtras, Inc.	196,427	5,123
*		The TriZetto Group, Inc.	294,832	5,121
*		Auxilium Pharmaceuticals, Inc.	170,597	5,116
*		Accuray Inc.	335,315	5,104
*		Bruker BioSciences Corp.	374,637	4,983
*		CONMED Corp.	214,330	4,953
*		Phase Forward Inc.	221,113	4,809
*		HMS Holdings Corp.	143,966	4,781
*		Healthspring, Inc.	250,950	4,781
*		Abaxis, Inc.	132,726	4,760
*		Rigel Pharmaceuticals, Inc.	187,207	4,753
*		Kendle International Inc.	95,898	4,691
*		Res-Care, Inc.	186,268	4,687
*		Seattle Genetics, Inc.	409,384	4,667
*		ev3 Inc.	366,048	4,652
*		Orthofix International N.V.	79,970	4,636
*		Quidel Corp.	238,020	4,634

32

*	^	Dendreon Corp.	744,065	4,628
*		SonoSite, Inc.	132,661	4,467
*		CV Therapeutics, Inc.	486,252	4,401
*		Pharmanet Development Group, Inc.	109,179	4,281
*		Nektar Therapeutics	631,493	4,237
*		eResearch Technology, Inc.	357,096	4,221
*		Conceptus, Inc.	215,496	4,146
*		Alnylam Pharmaceuticals Inc.	141,316	4,110
*		ViroPharma Inc.	517,543	4,109
*		TomoTherapy, Inc.	209,083	4,090
*		Sun Healthcare Group Inc.	236,536	4,061
*		Matria Healthcare, Inc.	166,422	3,956
*		Air Methods Corp.	75,740	3,762
*		Emeritus Corp.	148,478	3,734
*		Halozyme Therapeutics Inc.	518,089	3,684
*	^	XOMA Ltd.	1,082,243	3,669
*		AMN Healthcare Services, Inc.	212,455	3,648
*		Arena Pharmaceuticals, Inc.	457,491	3,582
*		Molina Healthcare Inc.	89,783	3,475
*	^	InterMune Inc.	260,107	3,467
*	^	Omrix Biopharmaceuticals, Inc.	97,625	3,391
*		Cross Country Healthcare, Inc.	236,533	3,368
*	^	Enzon Pharmaceuticals, Inc.	352,823	3,362
*		RehabCare Group, Inc.	148,653	3,354
*		Acorda Therapeutics Inc.	151,660	3,331
*		Cypress Bioscience, Inc.	301,536	3,326
*		Spectranetics Corp.	211,352	3,240
*	^	Stereotaxis Inc.	261,940	3,201
		Landauer, Inc.	61,357	3,181
*	^	Sirona Dental Systems Inc.	93,396	3,127
*	^	MannKind Corp.	387,453	3,084
*		Bentley Pharmaceuticals, Inc.	201,083	3,034
*		ABIOMED, Inc.	194,733	3,026
*		MedCath Corp.	122,869	3,018
*		Third Wave Technologies	306,227	2,955
*		IRIS International, Inc.	148,749	2,918
*	^	Luminex Corp.	179,138	2,909
*		Durect Corp.	452,197	2,908
*		Greatbatch, Inc.	144,885	2,896
*		Abraxis BioScience	41,792	2,874
*		Bio-Reference Laboratories, Inc.	87,221	2,850
*		Cyberonics, Inc.	215,943	2,842
*		I-Flow Corp.	179,747	2,836
*		Merit Medical Systems, Inc.	203,265	2,825
*		Allos Therapeutics Inc.	448,326	2,820
*		Progenics Pharmaceuticals, Inc.	156,016	2,819
*		Acadia Pharmaceuticals Inc.	252,294	2,793
*	^	Pozen Inc.	231,344	2,776
*	^	Geron Corp.	485,159	2,756
*	^	Salix Pharmaceuticals, Ltd.	349,157	2,751
*		Radiation Therapy Services, Inc.	88,801	2,745
*	^	Sangamo BioSciences, Inc.	209,177	2,738
		Vital Signs, Inc.	52,723	2,695
*		Repligen Corp.	410,926	2,692
*		Zoll Medical Corp.	99,186	2,650
*		Indevus Pharmaceuticals, Inc.	377,477	2,623
*		Pain Therapeutics, Inc.	244,131	2,588
*		Albany Molecular Research, Inc.	179,749	2,585
*		Symmetry Medical Inc.	146,236	2,549

33

*	^	PharMerica Corp.	180,591	2,507
		LCA-Vision Inc.	123,522	2,467
*		Odyssey Healthcare, Inc.	222,691	2,463
*		Lexicon Pharmaceuticals Inc.	810,173	2,455
*		Providence Service Corp.	87,098	2,451
*	^	deCODE genetics, Inc.	665,334	2,448
*		Bradley Pharmaceuticals, Inc.	124,023	2,443
		Datascope Corp.	66,985	2,438
*		Noven Pharmaceuticals, Inc.	174,700	2,425
*		Somanetics Corp.	102,005	2,412
*		ICU Medical, Inc.	66,935	2,410
*		MWI Veterinary Supply Inc.	58,350	2,334
*		Angiodynamics, Inc.	122,086	2,325
*	^	Telik, Inc.	669,505	2,323
*		Accelrys Inc.	306,774	2,310
*	^	Keryx Biopharmaceuticals, Inc.	271,281	2,279
*		Enzo Biochem, Inc.	175,547	2,236
*		Novavax, Inc.	671,405	2,236
*		Inspire Pharmaceuticals, Inc.	372,948	2,230
*		OraSure Technologies, Inc.	250,570	2,228
*		Gentiva Health Services, Inc.	116,736	2,223
		Computer Programs and Systems, Inc.	97,554	2,218
*		Cerus Corp.	339,627	2,211
*		CorVel Corp.	95,022	2,187
*		Zymogenetics, Inc.	187,196	2,185
*		Neogen Corp.	81,746	2,170
*		BioScrip Inc.	276,041	2,134
*		Regeneration Technologies, Inc.	245,028	2,127
*		Volcano Corp.	169,301	2,118
*	^	Aspect Medical Systems, Inc.	151,063	2,115
*		Lifecore Biomedical Inc.	144,422	2,087
*		US Physical Therapy, Inc.	142,952	2,054
		Ligand Pharmaceuticals Inc. Class B	424,302	2,049
*		Assisted Living Concepts Inc.	269,948	2,025
*	^	Nighthawk Radiology Holdings, Inc.	95,294	2,006
*		Adolor Corp.	426,816	1,963
*		Exactech, Inc.	94,421	1,959
*		Momenta Pharmaceuticals, Inc.	267,373	1,909
*		Nabi Biopharmaceuticals	527,907	1,906
*		Palomar Medical Technologies, Inc.	121,759	1,865
*	^	Medivation Inc.	128,129	1,845
*	^	Akorn, Inc.	250,860	1,841
*		ARIAD Pharmaceuticals, Inc.	432,966	1,840
*		Cytokinetics, Inc.	388,895	1,839
*		Kensey Nash Corp.	60,403	1,807
*	^	Poniard Pharmaceuticals, Inc.	409,146	1,804
		Cambrex Corp.	213,527	1,789
*		NxStage Medical, Inc.	117,487	1,782
*		Synovis Life Technologies, Inc.	89,804	1,756
*	^	APP Pharmaceuticals, Inc.	169,940	1,745
*	^	La Jolla Pharmaceutical Co.	440,254	1,726
*		Dexcom Inc.	194,793	1,720
*	^	Vital Images, Inc.	94,581	1,709
*		Cantel Medical Corp.	115,373	1,682
*		Array BioPharma Inc.	194,570	1,638
*		CryoLife Inc.	204,958	1,629
*	^	Discovery Laboratories, Inc.	756,627	1,627
		National Healthcare Corp.	31,205	1,613
*		Monogram Biosciences, Inc.	1,110,915	1,611

34

*		Matrixx Initiatives, Inc.	111,989	1,558
*		Neurocrine Biosciences, Inc.	330,337	1,500
*		Metabolix Inc.	62,644	1,491
*		Natus Medical Inc.	77,026	1,490
*		Anika Resh Inc.	102,035	1,482
		Psychemedics Corp.	91,527	1,469
*		Medical Action Industries Inc.	69,562	1,450
*		SuperGen, Inc.	392,800	1,434
*		Caraco Pharmaceutical Laboratories, Ltd.	83,396	1,430
*		National Dentex Corp.	88,702	1,430
*		Possis Medical Inc.	97,858	1,427
*		Candela Corp.	251,289	1,402
*		Strategic Diagnostics Inc.	259,589	1,397
*		Nuvelo, Inc.	761,803	1,394
*		Nutraceutical International Corp.	104,741	1,388
*		Medical Staffing Network Holdings, Inc.	225,738	1,361
*		Capital Senior Living Corp.	136,908	1,359
*		Sequenom, Inc.	142,079	1,357
*		NPS Pharmaceuticals Inc.	349,271	1,338
*		Genomic Health, Inc.	58,769	1,331
*		LHC Group Inc.	52,548	1,313
*		VistaCare, Inc.	180,202	1,306
*		Theragenics Corp.	364,221	1,304
*	^	GTx, Inc.	89,377	1,283
*		Hi-Tech Pharmacal Co., Inc.	131,986	1,282
*		Penwest Pharmaceuticals Co.	216,387	1,266
*		Maxygen Inc.	157,608	1,266
*		HealthTronics Surgical Services, Inc.	271,112	1,244
*		ImmunoGen, Inc.	299,553	1,243
*		Hanger Orthopedic Group, Inc.	110,186	1,213
*		Endologix, Inc.	431,122	1,207
*	^	Rochester Medical Corp.	107,974	1,203
*		Cutera, Inc.	76,340	1,199
*		Vivus, Inc.	226,158	1,171
*	^	Trimeris, Inc.	167,524	1,169
*		Immunomedics Inc.	503,139	1,167
*		Northstar Neuroscience, Inc.	122,300	1,137
*		Five Star Quality Care, Inc.	136,298	1,131
*	^	Senomyx, Inc.	148,972	1,116
*		Cynosure Inc.	41,100	1,088
*		Vical, Inc.	255,612	1,086
*		Insulet Corp.	46,118	1,083
*	^	Cytrx Corp.	380,307	1,080
*		SciClone Pharmaceuticals, Inc.	519,344	1,070
*		Caliper Life Sciences, Inc.	190,635	1,054
*		E-Z-EM, Inc.	50,336	1,043
*		American Dental Partners, Inc.	101,745	1,021
*		Osteotech, Inc.	129,901	1,016
*		Cell Genesys, Inc.	439,002	1,010
*		ArQule, Inc.	172,058	998
*		Collagenex Pharmaceuticals, Inc.	104,181	995
*		Vanda Parmaceuticals, Inc.	144,100	991
*		Obagi Medical Products, Inc.	53,080	971
*	^	Hansen Medical Inc.	31,884	955
*		America Service Group Inc.	129,046	946
*		Alliance Imaging, Inc.	98,055	943
*	^	BioCryst Pharmaceuticals, Inc.	149,957	927
*	^	Idera Pharmaceuticals, Inc.	70,460	923
*	^	EPIX Pharmaceuticals Inc.	233,928	922

35

*	^	Santarus Inc.	334,736	921
*	^	Columbia Laboratories Inc.	401,673	912
*		Emergency Medical Services LP Class A	31,060	909
*	^	Hythiam Inc.	309,418	907
		National Healthcare Corp. Cvt. Pfd.	64,014	896
*		Hooper Holmes, Inc.	516,969	889
*		Micrus Endovascular Corp.	44,826	882
*		PDI, Inc.	93,260	874
*		Emageon Inc.	209,621	838
*		Skilled Healthcare Group Inc.	56,600	828
*	^	Vascular Solutions, Inc.	125,722	817
*	^	StemCells, Inc.	533,587	800
*		Orthovita, Inc.	223,007	778
*		Dyax Corp.	208,372	763
*		Harvard Bioscience, Inc.	166,255	761
*		NMT Medical, Inc.	131,718	740
*	^	Neurometrix Inc.	79,604	732
		Young Innovations, Inc.	30,597	732
*	^	Encysive Pharmaceuticals, Inc.	851,794	724
*		Alexza Pharmaceuticals, Inc.	89,376	723
*		Sonic Innovations, Inc.	93,012	718
*	^	Idenix Pharmaceuticals Inc.	265,213	716
*		STAAR Surgical Co.	270,676	715
*		BioSphere Medical Inc.	138,020	708
*		Allied Healthcare International Inc.	286,957	697
*		RadNet, Inc.	67,922	689
*		Amicas, Inc.	254,910	678
*		Clinical Data, Inc.	29,525	657
*	^	BioLase Technology, Inc.	275,057	649
*	^	Peregrine Pharmaceuticals, Inc.	1,747,004	646
*	^	Tercica, Inc.	93,785	636
*		ATS Medical, Inc.	280,929	621
*		National Medical Health Card Systems, Inc.	65,130	615
		Utah Medical Products, Inc.	20,458	608
*		ThermoGenesis Corp.	380,091	601
*	^	Altus Pharmaceuticals, Inc.	115,140	597
*	^	Osiris Therapeutics, Inc.	49,092	590
*	^	GenVec, Inc.	401,300	590
*	^	Corcept Therapeutics Inc.	185,282	573
*	^	Ista Pharmaceuticals Inc.	116,020	568
*	^	Aastrom Biosciences, Inc.	1,068,642	556
*		Combinatorx, Inc.	124,372	552
*		I-trax, Inc.	155,270	551
*	^	Beijing Med-Pharm Corp.	48,592	534
*		Infinity Pharmaceuticals, Inc.	55,523	530
*		Cardiac Science Corp.	65,431	529
*		DepoMed, Inc.	157,430	513
*		Javelin Pharmaceuticals, Inc.	136,524	511
*		Allion Healthcare Inc.	91,105	500
*	^	Continucare Corp.	184,921	499
*	^	Cell Therapeutics, Inc.	264,123	497
*	^	Vion Pharmaceuticals, Inc.	898,143	495
*		Orchid Cellmark, Inc.	98,363	492
*	^	Antigenics, Inc.	235,110	480
*	^	Nastech Pharmaceutical Co., Inc.	125,421	477
*		Titan Pharmaceuticals, Inc.	281,872	474
*	^	AVI BioPharma, Inc.	333,610	470
*		Minrad International, Inc.	144,350	469
*	^	Introgen Therapeutics, Inc.	159,752	468

36

*	^	EntreMed, Inc.	385,159	462
*		Affymax Inc.	20,182	451
*		Neurogen Corp.	130,357	450
*		Renovis, Inc.	140,970	427
*		Avigen, Inc.	96,856	412
*		PhotoMedex, Inc.	435,051	409
*		Cadence Pharmaceuticals, Inc.	26,400	392
*		Heska Corp.	211,360	387
*	^	Avanir Pharmaceuticals Class A	290,824	366
*		Rural/Metro Corp.	170,739	365
*	^	Generex Biotechnology Corp.	218,030	353
*		Dynavax Technologies Corp.	67,932	345
*	^	Sirtis Pharmaceuticals Inc.	24,600	337
*		Kosan Biosciences, Inc.	92,368	333
*		Exact Sciences Corp.	103,258	332
*		Icad Inc.	161,371	326
*	^	Insmed Inc.	393,333	325
*		CuraGen Corp.	343,118	316
*		Curis, Inc.	308,954	303
*		Barrier Therapeutics Inc.	69,860	275
*		Pharmacopeia Drug Discovery Inc.	56,902	271
*		SRI/Surgical Express, Inc.	45,728	270
*		AVANT Immunotherapeutics, Inc.	549,967	269
		Atrion Corp.	2,108	269
*	^	ADVENTRX Pharmaceuticals, Inc.	594,715	268
*	^	Panacos Pharmaceuticals Inc.	338,718	268
*		Orthologic Corp.	195,146	263
*	^	Critical Therapeutics, Inc.	200,490	255
*		Hollis-Eden Pharmaceuticals, Inc.	161,458	253
*	^	Hemispherx Biopharma, Inc.	315,885	250
*		Life Sciences Research, Inc.	12,402	249
*		CardioDynamics International Corp.	621,228	249
*		Immtech Pharmaceuticals Inc.	71,807	248
*	^	NitroMed, Inc.	244,347	247
*	^	Emisphere Technologies, Inc.	89,641	245
*		Biomimetic Therapeutics, Inc.	14,018	243
*	^	BioSante Pharmaceuticals, Inc.	61,841	234
*		Daxor Corp.	15,600	228
*		Oxigene, Inc.	86,782	216
*		DUSA Pharmaceuticals, Inc.	100,194	207
*		NOVT Corp.	86,273	201
*		Neose Technologies, Inc.	181,530	194
*	^	Isolagen Inc.	77,304	194
*		Merge Technologies, Inc.	162,577	193
*		Clarient, Inc.	92,060	186
*	^	Threshold Pharmaceuticals, Inc.	343,907	182
*	^	NexMed, Inc.	127,058	182
*	^	Nanogen, Inc.	490,758	177
*		Insite Vision, Inc.	232,018	174
*		Anadys Pharmaceuticals Inc.	106,165	171
*		Pharmacyclics, Inc.	117,839	171
*	^	Northfield Laboratories, Inc.	163,306	168
*		Zila, Inc.	169,063	164
*	^	GTC Biotherapeutics, Inc.	185,768	163
*		Mediware Information Systems, Inc.	23,051	155
*		SONUS Pharmaceuticals, Inc.	307,993	134
*	^	Oscient Pharmaceuticals Corp.	93,194	126
*		Genelabs Technologies, Inc.	100,023	124
*		Digirad Corp.	33,868	123

37

*		The Quigley Corp.	25,174	120
*	^	Fonar Corp.	22,896	119
*		Gene Logic Inc.	141,916	116
*		Spectrum Pharmaceuticals Inc.	42,600	116
*		Biodel Inc.	4,869	113
*		Lannett Co., Inc.	34,400	105
*		Genaera Corp.	52,269	105
*		Proxymed Pharmacy, Inc.	39,097	104
*	^	AtheroGenics, Inc.	273,887	104
*		NeoPharm, Inc.	171,106	99
*		Memory Pharmaceuticals Corp.	172,672	98
*	^	Genta Inc.	192,490	98
*		Retractable Technologies, Inc.	62,609	94
*		Vermillion, Inc.	107,827	86
*		Palatin Technologies, Inc.	423,746	85
*		Neurobiological Technolgoies, Inc.	27,198	84
*		Paincare Holdings Inc.	673,863	81
*		Cytogen Corp.	148,287	77
*	^	Epicept Corp.	60,137	76
*		Visicu, Inc.	6,367	76
*		Animal Health International, Inc.	6,006	74
*		SCOLR Pharma Inc.	51,100	74
*	^	Genitope Corp.	98,052	73
*		CombiMatrix Corp.	9,490	71
*	^	Immunicon Corp.	81,502	68
*		Acusphere, Inc.	103,950	67
*		Lipid Sciences, Inc.	70,789	62
*	^	MiddleBrook Pharmaceuticals Inc.	48,265	58
*		Bioject Medical Technologies Inc.	105,020	56
*		Micromet, Inc.	23,677	49
*		TorreyPines Therapeutics Inc.	20,625	47
*	^	Targeted Genetics Corp.	28,778	44
*	^	Hana Biosciences, Inc.	41,300	44
*		IVAX Diagnostics, Inc.	61,215	32
*		Celsion Corp.	9,239	27
*	^	Occulogix Inc.	302,480	24
*		Access Plans USA, Inc.	18,941	20
*		Inhibitex Inc.	24,180	19
*		MZT Holdings, Inc.	188,401	19
*		Pharmos Corp.	46,141	16
*		K-V Pharmaceutical Co. Class B	500	14
*		North American Scientific, Inc.	45,614	14
*		NationsHealth, Inc.	29,703	12
*		Synvista Therapuetics Inc.	5,110	11
*		Q-Med, Inc.	72,075	11
*		Biopure Corp.	8,736	6
*	^	BSML Inc.	10,209	3
*		Cellegy Pharmaceuticals, Inc.	31,250	1
*		Vasomedical, Inc.	4,683	—
*	^	Aphton Corp.	170,588	—
				12,811,869
Industrials (11.9%)
		General Electric Co.	67,705,092	2,509,828
		United Technologies Corp.	6,226,234	476,556
		The Boeing Co.	4,919,991	430,302
		3M Co.	4,493,759	378,914
		United Parcel Service, Inc.	4,506,735	318,716

38

	Caterpillar, Inc.	4,223,767	306,477
	Emerson Electric Co.	5,233,819	296,548
	Honeywell International Inc.	4,698,202	289,268
	Deere & Co.	2,973,484	276,891
	Lockheed Martin Corp.	2,321,821	244,395
	Union Pacific Corp.	1,671,238	209,941
	General Dynamics Corp.	2,278,872	202,797
	Burlington Northern Santa Fe Corp.	2,335,521	194,385
	Raytheon Co.	2,889,970	175,421
	FedEx Corp.	1,940,802	173,061
	Northrop Grumman Corp.	2,171,616	170,776
	Illinois Tool Works, Inc.	3,100,752	166,014
	Danaher Corp.	1,629,207	142,947
	Norfolk Southern Corp.	2,601,048	131,197
	Tyco International, Ltd.	3,275,126	129,859
	CSX Corp.	2,901,127	127,592
	PACCAR, Inc.	2,340,845	127,529
	Precision Castparts Corp.	910,984	126,353
	Textron, Inc.	1,646,708	117,410
	Waste Management, Inc.	3,430,438	112,072
	Eaton Corp.	962,863	93,350
	L-3 Communications Holdings, Inc.	832,959	88,244
	Ingersoll-Rand Co.	1,894,343	88,030
*	McDermott International, Inc.	1,482,932	87,537
	Parker Hannifin Corp.	1,151,605	86,727
	Fluor Corp.	583,831	85,076
	Cummins Inc.	653,259	83,206
	Rockwell Collins, Inc.	1,081,606	77,843
*	Jacobs Engineering Group Inc.	792,934	75,812
	ITT Industries, Inc.	1,136,905	75,081
*	Foster Wheeler Ltd.	471,260	73,055
*	First Solar, Inc.	263,211	70,314
	Rockwell Automation, Inc.	957,807	66,050
	Cooper Industries, Inc. Class A	1,214,022	64,197
	Expeditors International of Washington, Inc.	1,408,536	62,933
	Dover Corp.	1,351,972	62,312
	Southwest Airlines Co.	4,938,949	60,255
	C.H. Robinson Worldwide Inc.	1,083,570	58,643
	Masco Corp.	2,605,306	56,301
	Trane, Inc.	1,200,632	56,082
	Goodrich Corp.	786,368	55,525
	Pitney Bowes, Inc.	1,446,845	55,038
	R.R. Donnelley & Sons Co.	1,440,761	54,374
	Joy Global Inc.	717,838	47,248
*	Terex Corp.	681,365	44,677
*	KBR Inc.	1,117,797	43,371
	W.W. Grainger, Inc.	474,261	41,507
*	AGCO Corp.	605,182	41,140
	The Manitowoc Co., Inc.	829,611	40,510
	Republic Services, Inc. Class A	1,249,218	39,163
	SPX Corp.	360,422	37,069
	Roper Industries Inc.	586,076	36,653
	Flowserve Corp.	376,860	36,254
	Harsco Corp.	557,076	35,692
	The Dun & Bradstreet Corp.	389,487	34,520
*	Stericycle, Inc.	579,837	34,442
	Fastenal Co.	847,067	34,238
	Equifax, Inc.	932,034	33,889
	Avery Dennison Corp.	634,499	33,717

39

		Ametek, Inc.	708,744	33,198
		Pall Corp.	811,616	32,724
*		BE Aerospace, Inc.	612,570	32,405
*		Shaw Group, Inc.	533,676	32,255
		Manpower Inc.	559,340	31,826
*	^	SunPower Corp. Class A	243,496	31,749
		Cintas Corp.	943,930	31,735
*		Quanta Services, Inc.	1,119,228	29,369
*		URS Corp.	527,349	28,651
		Robert Half International, Inc.	1,030,076	27,853
*		UAL Corp.	765,400	27,294
*		Monster Worldwide Inc.	802,016	25,985
*		General Cable Corp.	347,476	25,463
*		Alliant Techsystems, Inc.	222,519	25,314
		Bucyrus International, Inc.	247,752	24,624
*		Allied Waste Industries, Inc.	2,209,409	24,348
*		Corrections Corp. of America	820,024	24,199
*		Delta Air Lines Inc.	1,593,180	23,722
*		Spirit Aerosystems Holdings Inc.	679,158	23,431
		Oshkosh Truck Corp.	491,522	23,229
*		AMR Corp.	1,640,432	23,015
*		Covanta Holding Corp.	816,319	22,579
		Donaldson Co., Inc.	472,788	21,928
		Pentair, Inc.	629,439	21,911
*		Copart, Inc.	483,523	20,574
		Kennametal, Inc.	516,076	19,539
		IDEX Corp.	538,914	19,471
		Lincoln Electric Holdings, Inc.	270,946	19,286
		The Brink’s Co.	320,789	19,164
*		FTI Consulting, Inc.	309,358	19,069
*		Thomas & Betts Corp.	382,928	18,779
		Ryder System, Inc.	396,785	18,653
*		ChoicePoint Inc.	498,102	18,141
		The Timken Co.	538,536	17,691
*	^	USG Corp.	490,805	17,566
*	^	Kansas City Southern	508,969	17,473
		J.B. Hunt Transport Services, Inc.	627,935	17,300
		Hubbell Inc. Class B	331,082	17,084
*		Genlyte Group, Inc.	171,056	16,285
		Graco, Inc.	433,413	16,149
		Lennox International Inc.	380,833	15,774
*		Kirby Corp.	336,530	15,642
		Teleflex Inc.	247,750	15,611
		Landstar System, Inc.	364,735	15,374
		Carlisle Co., Inc.	414,252	15,340
*		Hertz Global Holdings Inc.	960,324	15,260
*		Hexcel Corp.	626,408	15,209
		Trinity Industries, Inc.	536,905	14,904
		DRS Technologies, Inc.	273,257	14,830
		Curtiss-Wright Corp.	294,591	14,788
*		Continental Airlines, Inc. Class B	649,484	14,451
		The Corporate Executive Board Co.	240,368	14,446
		The Toro Co.	262,637	14,298
		Woodward Governor Co.	205,997	13,997
		Alexander & Baldwin, Inc.	270,279	13,963
*		Waste Connections, Inc.	450,527	13,921
		Crane Co.	317,875	13,637
*		IHS Inc. Class A	221,676	13,425
		Belden Inc.	298,460	13,281

40

		UAP Holding Corp.	344,041	13,280
		Herman Miller, Inc.	405,950	13,149
		Acuity Brands, Inc.	289,264	13,017
		Watson Wyatt & Co. Holdings	279,530	12,973
		MSC Industrial Direct Co., Inc. Class A	312,282	12,638
		Actuant Corp.	366,287	12,458
		Con-way, Inc.	298,869	12,415
		Walter Industries, Inc.	344,848	12,390
*		GrafTech International Ltd.	690,936	12,264
		GATX Corp.	330,820	12,134
		CLARCOR Inc.	313,935	11,920
*		Teledyne Technologies, Inc.	220,863	11,779
		Brady Corp. Class A	334,634	11,742
*		Gardner Denver Inc.	354,602	11,702
		Nordson Corp.	201,579	11,684
*		WESCO International, Inc.	293,608	11,639
		Deluxe Corp.	346,169	11,385
*		Moog Inc.	241,651	11,070
		Macquarie Infrastructure Co. LLC	272,995	11,064
		Valmont Industries, Inc.	120,122	10,705
		Wabtec Corp.	308,090	10,611
*		Owens Corning Inc.	520,067	10,516
		Skywest, Inc.	390,841	10,494
		Mine Safety Appliances Co.	201,820	10,468
*	^	Evergreen Solar, Inc.	602,062	10,398
		Kaydon Corp.	187,416	10,222
*		EMCOR Group, Inc.	429,112	10,140
*		Esterline Technologies Corp.	193,412	10,009
	^	HNI Corp.	277,385	9,725
*		Orbital Sciences Corp.	393,632	9,652
		Regal-Beloit Corp.	213,357	9,590
*		AAR Corp.	251,308	9,557
*		Geo Group Inc.	338,117	9,467
		Baldor Electric Co.	274,221	9,230
*		United Rentals, Inc.	495,673	9,101
		Triumph Group, Inc.	110,509	9,100
*		Huron Consulting Group Inc.	111,210	8,967
*		Avis Budget Group, Inc.	689,211	8,960
*	^	Energy Conversion Devices, Inc.	264,623	8,905
		Granite Construction Co.	236,953	8,573
		Genco Shipping and Trading Ltd.	152,814	8,368
*		United Stationers, Inc.	180,739	8,352
*		Tetra Tech, Inc.	387,821	8,338
		Eagle Bulk Shipping Inc.	311,731	8,276
		Aircastle Ltd.	309,661	8,153
*		Ceradyne, Inc.	172,402	8,091
*		The Middleby Corp.	105,098	8,053
*		US Airways Group Inc.	545,812	8,029
	^	IKON Office Solutions, Inc.	614,343	7,999
*		The Advisory Board Co.	120,385	7,728
*	^	American Superconductor Corp.	282,638	7,727
		UTI Worldwide, Inc.	393,946	7,721
		Albany International Corp.	203,124	7,536
		Applied Industrial Technology, Inc.	259,320	7,526
		Briggs & Stratton Corp.	331,871	7,520
		Barnes Group, Inc.	216,121	7,216
*		ESCO Technologies Inc.	176,256	7,040
*		Perini Corp.	169,631	7,026
		Mueller Industries Inc.	241,572	7,003

41

*		TransDigm Group, Inc.	154,600	6,983
		Forward Air Corp.	223,498	6,966
	^	Simpson Manufacturing Co.	252,361	6,710
*		Hub Group, Inc.	249,935	6,643
		Steelcase Inc.	413,575	6,563
*	^	American Commercial Lines Inc.	398,366	6,470
	^	Lindsay Manufacturing Co.	91,188	6,446
*	^	YRC Worldwide, Inc.	374,368	6,398
		Robbins & Myers, Inc.	84,564	6,396
*		PHH Corp.	360,163	6,353
	^	Watts Water Technologies, Inc.	212,081	6,320
*		Armstrong Worldwide Industries, Inc.	157,551	6,319
	^	Knight Transportation, Inc.	413,075	6,118
*		Alaska Air Group, Inc.	242,597	6,067
		Quintana Maritime Ltd.	257,521	5,918
*	^	JetBlue Airways Corp.	998,762	5,893
		Ameron International Corp.	63,558	5,857
		Dynamic Materials Corp.	99,240	5,845
		Resources Connection, Inc.	318,271	5,780
		Werner Enterprises, Inc.	339,260	5,778
		Kaman Corp. Class A	151,460	5,575
*		Cenveo Inc.	318,839	5,570
*	^	Taser International Inc.	381,835	5,495
		Watsco, Inc.	149,042	5,479
*		Korn/Ferry International	285,432	5,372
*		Layne Christensen Co.	108,639	5,346
*		School Specialty, Inc.	154,233	5,329
*		TeleTech Holdings, Inc.	249,769	5,313
	^	Healthcare Services Group, Inc.	250,587	5,307
*		Genesee & Wyoming Inc. Class A	219,514	5,306
		Heartland Express, Inc.	373,638	5,298
*		Acco Brands Corp.	329,504	5,285
*		RBC Bearings Inc.	118,690	5,158
		Rollins, Inc.	264,729	5,083
*		M&F Worldwide Corp.	94,118	5,068
*		Team, Inc.	138,310	5,059
		Mueller Water Products, Inc.	507,035	5,055
		A.O. Smith Corp.	143,338	5,024
*		TrueBlue, Inc.	342,163	4,955
		ABM Industries Inc.	242,071	4,936
*		Columbus McKinnon Corp.	150,227	4,900
		Cubic Corp.	124,810	4,893
*		CoStar Group, Inc.	101,838	4,812
		Interface, Inc.	289,449	4,724
	^	Franklin Electric, Inc.	122,000	4,669
*		Clean Harbors Inc.	90,031	4,655
		Tennant Co.	104,274	4,618
*		Atlas Air Worldwide Holdings, Inc.	84,825	4,599
*		Chart Industries, Inc.	147,342	4,553
*		Old Dominion Freight Line, Inc.	197,001	4,553
		Titan International, Inc.	143,029	4,471
*		Navigant Consulting, Inc.	324,669	4,438
		Raven Industries, Inc.	115,250	4,424
		Knoll, Inc.	267,199	4,390
		Viad Corp.	136,770	4,319
*		CBIZ Inc.	437,907	4,296
*		AirTran Holdings, Inc.	598,464	4,285
*		EnPro Industries, Inc.	138,715	4,252
*		American Reprographics Co.	256,631	4,229

42

*		L.B. Foster Co. Class A	81,602	4,221
		Administaff, Inc.	148,164	4,190
		Pacer International, Inc.	281,783	4,114
*		Interline Brands, Inc.	187,346	4,105
*		II-VI, Inc.	133,974	4,093
*		Mobile Mini, Inc.	216,566	4,015
*		Furmanite Corp.	337,441	3,982
		CIRCOR International, Inc.	85,822	3,979
		G & K Services, Inc. Class A	105,439	3,956
*		Republic Airways Holdings Inc.	201,454	3,946
*		Goodman Global, Inc.	160,479	3,938
		Horizon Lines Inc.	209,224	3,900
*		Dollar Thrifty Automotive Group, Inc.	164,605	3,898
*	^	Fuel-Tech N.V.	171,661	3,888
*		Astec Industries, Inc.	103,961	3,866
		Arkansas Best Corp.	175,992	3,861
*	^	FuelCell Energy, Inc.	386,509	3,834
		Heidrick & Struggles International, Inc.	101,684	3,773
		Bowne & Co., Inc.	213,146	3,751
	^	American Science & Engineering, Inc.	63,978	3,631
*		Ultralife Batteries, Inc.	178,984	3,607
		Comfort Systems USA, Inc.	280,397	3,583
*	^	Innerworkings, Inc.	205,096	3,540
*		EnerSys	141,493	3,532
		Apogee Enterprises, Inc.	205,771	3,521
		McGrath RentCorp	136,569	3,517
*		NCI Building Systems, Inc.	122,047	3,514
		Gorman-Rupp Co.	111,921	3,492
*		GenCorp, Inc.	299,105	3,488
*		Kadant Inc.	116,660	3,461
*		DynCorp International Inc. Class A	126,589	3,403
		Freightcar America Inc.	97,189	3,402
*	^	Amerco, Inc.	50,502	3,317
*		Consolidated Graphics, Inc.	68,148	3,259
*	^	TurboChef Technologies, Inc.	193,757	3,197
*		Ladish Co., Inc.	73,996	3,196
		Universal Forest Products, Inc.	107,448	3,165
*		Spherion Corp.	432,403	3,148
		Cascade Corp.	67,238	3,124
*		Midwest Air Group Inc.	206,297	3,053
*		Ducommun, Inc.	78,760	2,993
*		Allegiant Travel Co.	92,604	2,976
*	^	Odyssey Marine Exploration, Inc.	475,403	2,943
*		GeoEye Inc.	87,333	2,939
		NACCO Industries, Inc. Class A	29,096	2,901
		Tredegar Corp.	180,261	2,899
		Federal Signal Corp.	256,918	2,883
		HEICO Corp.	52,314	2,850
*		CRA International Inc.	59,155	2,816
*		Superior Essex Inc.	115,797	2,779
*		H&E Equipment Services, Inc.	146,192	2,760
*		Tecumseh Products Co. Class A	117,109	2,742
*		Kforce Inc.	278,192	2,712
*	^	Capstone Turbine Corp.	1,662,621	2,710
		CDI Corp.	111,527	2,706
*		LECG Corp.	177,766	2,677
		LSI Industries Inc.	144,796	2,635
*	^	Waste Services, Inc.	305,626	2,619
*		First Consulting Group, Inc.	197,617	2,555

43

		Badger Meter, Inc.	56,338	2,532
*		Flow International Corp.	271,640	2,532
*		Altra Holdings Inc.	152,056	2,529
*	^	Medis Technology Ltd.	163,375	2,521
*	^	Beacon Roofing Supply, Inc.	298,320	2,512
*		Learning Tree International, Inc.	107,409	2,466
*		Griffon Corp.	197,233	2,456
		Kelly Services, Inc. Class A	130,053	2,427
*		Insituform Technologies Inc. Class A	163,803	2,424
*		Blount International, Inc.	194,523	2,395
		Ennis, Inc.	132,683	2,388
*		Casella Waste Systems, Inc.	178,579	2,329
*		Exponent, Inc.	85,789	2,320
		Waste Industries USA, Inc.	63,296	2,298
*		Pike Electric Corp.	136,320	2,285
*		AZZ Inc.	80,396	2,279
		Courier Corp.	68,902	2,274
*		Power-One, Inc.	569,906	2,274
*	^	Pinnacle Airlines Corp.	147,807	2,254
*	^	A.S.V., Inc.	161,240	2,233
*		Cornell Cos., Inc.	94,136	2,195
		American Ecology Corp.	93,111	2,186
		Encore Wire Corp.	135,353	2,155
*		Sterling Construction Co., Inc.	97,886	2,136
		Gibraltar Industries Inc.	138,362	2,134
	^	Houston Wire & Cable Co.	149,029	2,107
*		Rush Enterprises, Inc. Class A	114,847	2,088
*		Volt Information Sciences Inc.	114,143	2,084
	^	The Greenbrier Cos., Inc.	92,800	2,066
		Lawson Products, Inc.	53,965	2,046
*		Axsys Technologies, Inc.	55,663	2,040
*		Kenexa Corp.	102,927	1,999
		Met-Pro Corp.	162,306	1,961
*		NuCo2, Inc.	78,630	1,958
		Quixote Corp.	99,807	1,895
		Applied Signal Technology, Inc.	137,969	1,874
*		Park-Ohio Holdings Corp.	74,609	1,873
		Electro Rent Corp.	125,997	1,871
*		Accuride Corp.	233,262	1,834
*		GP Strategies Corp.	171,410	1,826
		Diamond Management and Technology Consultants,Inc.	238,778	1,736
*		Lydall, Inc.	164,632	1,732
*	^	Force Protection, Inc.	367,096	1,718
		Ampco-Pittsburgh Corp.	44,468	1,696
*		Standard Parking Corp.	34,861	1,690
*	^	C & D Technologies, Inc.	254,701	1,684
*		Michael Baker Corp.	40,900	1,681
		Standex International Corp.	95,966	1,675
*		Northwest Pipe Co.	42,497	1,663
		Sun Hydraulics Corp.	63,102	1,592
*		PRG-Schultz International, Inc.	185,254	1,588
*	^	Frontier Airlines Holdings, Inc.	300,828	1,582
*		Hudson Highland Group, Inc.	186,422	1,568
*	^	3D Systems Corp.	101,487	1,567
*		Powell Industries, Inc.	35,378	1,559
*		WCA Waste Corp.	239,770	1,549
*	^	Plug Power, Inc.	389,809	1,540
		TAL International Group, Inc.	67,209	1,530
*		On Assignment, Inc.	217,069	1,522
		Vicor Corp.	97,437	1,519
*		MTC Technologies, Inc.	64,193	1,509

44

*		Rush Enterprises, Inc. Class B	84,568	1,505
*	^	Innovative Solutions and Support, Inc.	154,307	1,495
		AAON, Inc.	74,926	1,485
		Aceto Corp.	182,431	1,460
		HEICO Corp. Class A	34,188	1,456
*		TBS International Ltd.	44,001	1,455
*		Commercial Vehicle Group Inc.	99,985	1,450
*		Miller Industries, Inc.	102,820	1,408
*		Argon ST, Inc.	74,682	1,386
		Wabash National Corp.	177,460	1,365
*		Marten Transport, Ltd.	97,662	1,362
*	^	Valence Technology Inc.	679,124	1,351
		Chase Corp.	53,400	1,348
*		COMSYS IT Partners Inc.	82,745	1,306
		Great Lakes Dredge & Dock Co.	148,782	1,297
*	^	Builders FirstSource, Inc.	179,608	1,297
*		Dynamex Inc.	47,867	1,295
		Angelica Corp.	67,611	1,291
*	^	Ionatron Inc.	440,833	1,261
*		PeopleSupport Inc.	92,019	1,259
*		Celadon Group Inc.	135,021	1,237
		American Woodmark Corp.	67,324	1,224
*		Hurco Cos., Inc.	27,912	1,218
*	^	PowerSecure International, Inc.	89,900	1,214
*		TRC Cos., Inc.	151,353	1,211
	^	Mueller Water Products, Inc. Class A	125,170	1,192
*		ABX Air, Inc.	281,898	1,178
*	^	Flanders Corp.	207,322	1,165
*		Saia, Inc.	87,260	1,161
		Multi-Color Corp.	41,800	1,148
*	^	RSC Holdings Inc.	91,300	1,146
		The Standard Register Co.	97,023	1,131
*	^	Microvision, Inc.	289,264	1,128
*		Astronics Corp.	26,200	1,114
*		Magnatek, Inc.	258,252	1,105
*	^	Basin Water, Inc.	129,443	1,070
		Insteel Industries, Inc.	91,143	1,069
		Twin Disc, Inc.	14,858	1,052
*		Stanley Inc.	32,560	1,043
*		K-Tron International, Inc	8,629	1,029
*		International Shipholding Corp.	44,494	970
*		Herley Industries Inc.	70,308	967
*		P.A.M. Transportation Services, Inc.	61,308	953
		Frozen Food Express Industries, Inc.	161,030	950
*		Hawaiian Holdings, Inc.	175,336	894
*		Active Power, Inc.	395,575	870
		Hardinge, Inc.	51,394	862
*		Gehl Co.	53,660	861
		Virco Manufacturing Corp.	115,301	851
*		Willis Lease Finance Corp.	66,804	838
		Alamo Group, Inc.	45,782	830
		Superior Uniform Group, Inc.	84,789	827
		Todd Shipyards Corp.	43,385	825
*	^	Arrowhead Research Corp.	210,630	796
*		ICT Group, Inc.	66,560	795
		Barrett Business Services, Inc.	43,890	790
*		USA Truck, Inc.	51,243	789
*		Polypore International Inc.	44,500	779
	^	American Railcar Industries, Inc.	39,700	764
	^	Bluelinx Holdings Inc.	192,732	757
		Schawk, Inc.	45,752	710

45

*		Integrated Electrical Services, Inc.	36,806	692
*	^	Trex Co., Inc.	79,498	674
*		Mac-Gray Corp.	54,033	608
*		MAIR Holdings, Inc.	126,582	586
*		UQM Technologies, Inc.	169,055	573
*		Stantec Inc.	14,600	570
*		La Barge, Inc.	39,422	567
*		Covenant Transport, Inc.	81,257	546
*	^	The Allied Defense Group, Inc.	88,300	510
*		ExpressJet Holdings, Inc.	203,398	504
*		U.S. Home Systems, Inc.	93,957	503
*		Raytheon Co. Warrants Exp. 6/16/11	19,938	502
		Omega Flex Inc.	30,171	494
*		Nashua Corp.	42,319	492
*	^	Protection One, Inc.	36,091	429
*		Mesa Air Group Inc.	136,469	422
		Hubbell Inc. Class A	7,600	419
*		SL Industries, Inc.	20,500	412
*		Perma-Fix Environmental Services, Inc.	166,932	412
		L.S. Starrett Co. Class A	23,004	389
*		LMI Aerospace, Inc.	13,719	364
*		Huttig Building Products, Inc.	99,946	349
		CompX International Inc.	23,494	343
*		Intersections Inc.	39,228	327
*		Quality Distribution Inc.	72,796	323
*		Paragon Technologies, Inc.	46,135	316
*		Aerovironment Inc.	12,700	307
*		Universal Truckload Services, Inc.	15,231	292
*	^	China BAK Battery, Inc.	44,896	281
		Sypris Solutions, Inc.	44,764	273
*	^	Milacron Inc.	86,417	269
	^	AMREP Corp.	8,700	266
*		Innotrac Corp.	62,932	227
		Xerium Technologies Inc.	39,720	207
*		APAC Teleservices, Inc.	145,670	166
*		Aerosonic Corp.	32,574	156
*		ICF International, Inc.	5,700	144
*		TriMas Corp.	12,200	129
*	^	Distributed Energy Systems Corp.	319,370	128
*		First Advantage Corp. Class A	6,700	110
*		Modtech Holdings, Inc.	114,084	102
*		Spherix Inc.	59,160	66
*		Arotech Corp.	28,972	61
*		Pemco Aviation Group, Inc.	20,714	60
*		Advanced Environmental Recycling Technologies, Inc.	78,953	58
*	^	Millennium Cell Inc.	128,346	39
*		Environmental Tectonics Corp.	19,900	37
*		TRM Corp.	68,332	31
*		DT Industries, Inc.	525,268	1
*		Stonepath Group, Inc.	7,376	—
*		BMC Industries, Inc.	211,416	—
				12,609,509
Information Technology (16.7%)
		Microsoft Corp.	55,742,006	1,984,415
*		Apple Inc.	5,744,661	1,137,903
*		Cisco Systems, Inc.	40,109,436	1,085,762
*		Google Inc.	1,538,890	1,064,112
		Intel Corp.	38,578,043	1,028,491
		International Business Machines Corp.	8,989,280	971,741

46

	Hewlett-Packard Co.	17,304,979	873,555
*	Oracle Corp.	27,027,576	610,283
	QUALCOMM Inc.	11,062,533	435,311
*	Dell Inc.	14,260,750	349,531
	Texas Instruments, Inc.	9,443,695	315,419
*	EMC Corp.	13,859,326	256,813
	Corning, Inc.	10,432,176	250,268
	Motorola, Inc.	15,156,533	243,111
*	eBay Inc.	7,181,625	238,358
*	Yahoo! Inc.	7,966,884	185,310
*	Adobe Systems, Inc.	3,888,504	166,156
	Applied Materials, Inc.	9,105,787	161,719
	Automatic Data Processing, Inc.	3,509,315	156,270
	Accenture Ltd.	3,907,180	140,776
*	MEMC Electronic Materials, Inc.	1,487,401	131,620
	Western Union Co.	5,105,910	123,971
	Tyco Electronics Ltd.	3,275,093	121,604
*	Electronic Arts Inc.	2,061,359	120,404
*	NVIDIA Corp.	3,445,309	117,209
*	Sun Microsystems, Inc.	6,060,423	109,875
*	Juniper Networks, Inc.	3,227,459	107,152
	Xerox Corp.	6,184,417	100,126
	MasterCard, Inc. Class A	448,409	96,498
*	Agilent Technologies, Inc.	2,616,691	96,137
*	Symantec Corp.	5,832,156	94,131
	Seagate Technology	3,529,837	90,011
	Paychex, Inc.	2,273,213	82,336
*	Broadcom Corp.	3,093,446	80,863
*	Autodesk, Inc.	1,527,661	76,016
	Electronic Data Systems Corp.	3,379,646	70,060
	CA, Inc.	2,725,572	68,003
*	Intuit, Inc.	2,113,801	66,817
*	Flextronics International Ltd.	5,484,277	66,140
	Analog Devices, Inc.	2,056,655	65,196
*	Cognizant Technology Solutions Corp.	1,912,042	64,895
*	VeriSign, Inc.	1,646,867	61,939
	KLA-Tencor Corp.	1,276,566	61,479
*	Network Appliance, Inc.	2,400,729	59,922
*	Fiserv, Inc.	1,035,912	57,483
	Harris Corp.	908,129	56,922
*	Computer Sciences Corp.	1,150,164	56,899
*	Activision, Inc.	1,886,304	56,023
	Amphenol Corp.	1,181,291	54,777
	Fidelity National Information Services, Inc.	1,275,890	53,064
*	SanDisk Corp.	1,505,831	49,948
*	NAVTEQ Corp.	648,773	49,047
*	BMC Software, Inc.	1,328,768	47,357
	Linear Technology Corp.	1,467,299	46,704
*	Iron Mountain, Inc.	1,256,408	46,512
*	Marvell Technology Group Ltd.	3,300,107	46,135
	Microchip Technology, Inc.	1,445,901	45,430
*	Citrix Systems, Inc.	1,193,534	45,366
	Altera Corp.	2,275,810	43,969
*	Western Digital Corp.	1,447,880	43,740
	Xilinx, Inc.	1,972,447	43,137
*	BEA Systems, Inc.	2,591,328	40,891
	National Semiconductor Corp.	1,785,803	40,431
*	McAfee Inc.	1,054,778	39,554
*	Alliance Data Systems Corp.	520,677	39,046

47

*		salesforce.com, inc.	617,863	38,734
*		Cypress Semiconductor Corp.	1,021,066	36,789
*		Micron Technology, Inc.	5,005,646	36,291
*		Akamai Technologies, Inc.	1,040,505	36,002
*		LAM Research Corp.	816,343	35,291
*		Avnet, Inc.	991,744	34,681
*		Teradata Corp.	1,191,222	32,651
*		Arrow Electronics, Inc.	818,687	32,158
*		Cadence Design Systems, Inc.	1,837,989	31,264
*		NCR Corp.	1,192,904	29,942
*		Mettler-Toledo International Inc.	245,837	27,976
*		Affiliated Computer Services, Inc. Class A	615,346	27,752
*		DST Systems, Inc.	336,003	27,737
*		Advanced Micro Devices, Inc.	3,668,537	27,514
*		FLIR Systems, Inc.	846,179	26,485
*		Red Hat, Inc.	1,216,959	25,361
*		LSI Corp.	4,737,886	25,158
		Global Payments Inc.	536,080	24,938
*		Synopsys, Inc.	950,774	24,654
*		Hewitt Associates, Inc.	640,520	24,526
*		Trimble Navigation Ltd.	795,070	24,043
*		Novellus Systems, Inc.	821,594	22,651
*		CommScope, Inc.	444,405	21,869
*		Lexmark International, Inc.	626,186	21,829
		Intersil Corp.	880,673	21,559
*		ANSYS, Inc.	515,973	21,392
*		Equinix, Inc.	211,252	21,351
		Broadridge Financial Solutions LLC	923,269	20,709
*		Brocade Communications Systems, Inc.	2,658,182	19,511
*		Itron, Inc.	201,134	19,303
*		Ciena Corp.	564,685	19,261
		Jabil Circuit, Inc.	1,239,501	18,927
*		MICROS Systems, Inc.	269,629	18,917
*		Varian Semiconductor Equipment Associates, Inc.	506,740	18,749
*		JDS Uniphase Corp.	1,409,642	18,748
*		Ingram Micro, Inc. Class A	1,023,594	18,466
		Molex, Inc.	676,390	18,465
*		Tellabs, Inc.	2,762,889	18,069
*		Compuware Corp.	2,003,172	17,788
*		Nuance Communications, Inc.	918,140	17,151
*		ON Semiconductor Corp.	1,923,539	17,081
*		Polycom, Inc.	607,140	16,866
*		Foundry Networks, Inc.	938,526	16,443
*		International Rectifier Corp.	481,844	16,368
		FactSet Research Systems Inc.	292,193	16,275
*		Dolby Laboratories Inc.	325,627	16,190
*		Novell, Inc.	2,319,659	15,936
*		Zebra Technologies Corp. Class A	459,201	15,934
*		F5 Networks, Inc.	554,364	15,810
*		Sybase, Inc.	596,009	15,550
*	^	Cree, Inc.	561,261	15,418
*		SINA.com	344,177	15,250
*		Convergys Corp.	900,748	14,826
*		ValueClick, Inc.	667,005	14,607
*		Integrated Device Technology Inc.	1,266,160	14,320
*		Anixter International Inc.	223,202	13,899
*		QLogic Corp.	972,962	13,816
*		Tech Data Corp.	364,802	13,760
*		Parametric Technology Corp.	761,990	13,602

48

*		Tessera Technologies, Inc.	315,480	13,124
		National Instruments Corp.	392,886	13,095
*		NeuStar, Inc. Class A	455,464	13,063
*		Vishay Intertechnology, Inc.	1,138,365	12,989
		Jack Henry & Associates Inc.	532,548	12,962
*		SAIC, Inc.	638,097	12,839
		Diebold, Inc.	437,593	12,681
*		Atmel Corp.	2,935,397	12,681
*		THQ Inc.	446,697	12,592
*		Teradyne, Inc.	1,216,714	12,581
*		Metavante Technologies	533,750	12,447
*		Silicon Laboratories Inc.	328,980	12,314
*		ADC Telecommunications, Inc.	778,061	12,099
*		3Com Corp.	2,646,630	11,963
*		Fairchild Semiconductor International, Inc.	823,231	11,879
*		VistaPrint Ltd.	275,360	11,799
		Fair Isaac, Inc.	366,818	11,793
*		Rambus Inc.	546,837	11,451
*		Atheros Communications, Inc.	372,873	11,388
*		Unisys Corp.	2,319,983	10,974
*		Microsemi Corp.	483,859	10,713
*		TIBCO Software Inc.	1,324,667	10,690
*		Verigy Ltd.	389,502	10,583
*		Informatica Corp.	583,029	10,506
*		RF Micro Devices, Inc.	1,816,795	10,374
*		Concur Technologies, Inc.	283,995	10,283
*		Sigma Designs, Inc.	186,196	10,278
*	^	VeriFone Holdings, Inc.	440,704	10,246
*		Sohu.com Inc.	185,022	10,087
*	^	Sonus Networks, Inc.	1,724,207	10,052
*		FormFactor Inc.	302,758	10,021
*		Rofin-Sinar Technologies Inc.	205,918	9,907
*		Omniture, Inc.	289,546	9,639
*		Aspen Technologies, Inc.	584,365	9,478
*		Wright Express Corp.	265,070	9,407
*		Lawson Software, Inc.	915,130	9,371
*		Progress Software Corp.	277,519	9,347
*	^	Take-Two Interactive Software, Inc.	506,134	9,338
*		PMC Sierra Inc.	1,419,857	9,286
*		Emulex Corp.	561,516	9,164
*		CNET Networks, Inc.	983,080	8,985
*		CACI International, Inc.	199,794	8,945
*		Digital River, Inc.	266,734	8,821
		ADTRAN Inc.	409,621	8,758
*		Skyworks Solutions, Inc.	1,014,373	8,622
*		Benchmark Electronics, Inc.	483,785	8,578
*		SiRF Technology Holdings, Inc.	337,947	8,493
*		Electronics for Imaging, Inc.	376,374	8,461
	^	MoneyGram International, Inc.	550,394	8,460
*		SRA International, Inc.	286,668	8,442
*		Arris Group Inc.	844,738	8,431
		Plantronics, Inc.	321,422	8,357
*		Solera Holdings, Inc.	336,875	8,348
*		Comtech Telecommunications Corp.	153,659	8,299
*		NETGEAR, Inc.	232,535	8,295
*		Cymer, Inc.	213,057	8,294
*		Perot Systems Corp.	609,828	8,233
*		Euronet Worldwide, Inc.	272,850	8,186
		Blackbaud, Inc.	291,865	8,184

49

*		Quest Software, Inc.	440,337	8,120
*		Plexus Corp.	307,649	8,079
*		Advent Software, Inc.	148,001	8,007
*		InterDigital, Inc.	341,915	7,977
*	^	Avid Technology, Inc.	272,019	7,709
*		DealerTrack Holdings Inc.	223,470	7,480
		Molex, Inc. Class A	283,343	7,443
*		MPS Group, Inc.	679,306	7,432
		Technitrol, Inc.	258,235	7,380
*		ATMI, Inc.	228,705	7,376
*		Gartner, Inc. Class A	419,948	7,374
*		Avocent Corp.	315,629	7,357
*		Semtech Corp.	473,751	7,353
*		Zoran Corp.	325,928	7,337
		Total System Services, Inc.	261,199	7,314
*		Dycom Industries, Inc.	270,596	7,211
*		Mentor Graphics Corp.	653,362	7,043
*		Net 1 UEPS Technologies, Inc.	239,767	7,040
*		Sanmina-SCI Corp.	3,853,229	7,013
*		Checkpoint Systems, Inc.	267,431	6,948
*		EarthLink, Inc.	974,066	6,887
*		CyberSource Corp.	386,924	6,876
*		j2 Global Communications, Inc.	324,453	6,869
*		Synaptics Inc.	166,874	6,869
*		Macrovision Corp.	373,486	6,846
*	^	Intermec, Inc.	331,679	6,736
*		Blue Coat Systems, Inc.	200,332	6,585
*		Blackboard Inc.	163,582	6,584
*		Insight Enterprises, Inc.	354,081	6,458
*		Amkor Technology, Inc.	756,301	6,451
*		MicroStrategy Inc.	66,717	6,345
*		Entegris Inc.	734,053	6,335
*		VASCO Data Security International, Inc.	226,893	6,335
*	^	OmniVision Technologies, Inc.	397,901	6,227
*		Diodes Inc.	205,447	6,178
*		Brooks Automation, Inc.	465,072	6,144
		Syntel, Inc.	154,570	5,954
*		ScanSource, Inc.	182,515	5,904
*		Rogers Corp.	136,023	5,899
		Acxiom Corp.	485,576	5,696
*	^	L-1 Identity Solutions Inc.	316,235	5,676
*		Websense, Inc.	323,385	5,491
		Cognex Corp.	267,282	5,386
*		Harmonic, Inc.	513,408	5,381
		MAXIMUS, Inc.	138,280	5,339
*		FEI Co.	214,047	5,315
*		TriQuint Semiconductor, Inc.	786,430	5,214
		United Online, Inc.	440,854	5,211
		InfoSpace, Inc.	275,849	5,186
*		Brightpoint, Inc.	336,809	5,173
*		Tekelec	411,692	5,146
		MTS Systems Corp.	120,208	5,129
*		MKS Instruments, Inc.	267,041	5,111
*	^	EMCORE Corp.	329,951	5,048
*		Sycamore Networks, Inc.	1,307,241	5,020
*		Echelon Corp.	243,001	5,016
*		Cabot Microelectronics Corp.	139,250	5,000
*		Commvault Systems, Inc.	234,336	4,963
*		Ariba, Inc.	442,757	4,937

50

		Imation Corp.	234,233	4,919
*		Wind River Systems Inc.	549,376	4,906
*		Standard Microsystem Corp.	124,622	4,869
*		Applied Micro Circuits Corp.	544,991	4,763
*		The Ultimate Software Group, Inc.	151,035	4,753
*		ViaSat, Inc.	137,971	4,750
*		CSG Systems International, Inc.	320,952	4,724
*		ManTech International Corp.	107,021	4,690
*		ACI Worldwide, Inc.	246,289	4,689
*		Littelfuse, Inc.	139,716	4,605
*		Infinera Corp.	308,240	4,574
	^	Daktronics, Inc.	201,788	4,554
*		ANADIGICS, Inc.	393,565	4,554
*		SonicWALL, Inc.	420,173	4,504
		AVX Corp.	333,172	4,471
	^	Heartland Payment Systems, Inc.	166,760	4,469
*		Electro Scientific Industries, Inc.	223,480	4,436
	^	Quality Systems, Inc.	143,898	4,387
*		RealNetworks, Inc.	719,770	4,383
*		SAVVIS, Inc.	156,902	4,379
*	^	Bankrate, Inc.	90,886	4,371
*		JDA Software Group, Inc.	211,374	4,325
*		CMGI, Inc.	325,334	4,259
		Black Box Corp.	117,276	4,242
*		Manhattan Associates, Inc.	160,056	4,219
*		BearingPoint, Inc.	1,484,096	4,200
*		Interwoven Inc.	295,181	4,197
*		KEMET Corp.	624,688	4,142
*		Synchronoss Technologies, Inc.	116,644	4,134
*		Sapient Corp.	465,252	4,099
*	^	Netlogic Microsystems Inc.	126,556	4,075
*		Riverbed Technology, Inc.	152,144	4,068
*		Hittite Microwave Corp.	82,043	3,918
*		Harris Stratex Networks, Inc. Class A	229,168	3,827
	^	Palm, Inc.	600,146	3,805
*		Veeco Instruments, Inc.	227,031	3,791
*		Powerwave Technologies, Inc.	935,042	3,768
*		Hutchinson Technology, Inc.	142,312	3,746
*		SPSS, Inc.	103,940	3,732
*		Vignette Corp.	250,804	3,664
*	^	Universal Display Corp.	171,224	3,539
*		Advanced Energy Industries, Inc.	268,065	3,506
*		Cavium Networks, Inc.	152,252	3,505
		Methode Electronics, Inc. Class A	211,558	3,478
		Micrel, Inc.	409,014	3,456
*		Newport Corp.	269,837	3,451
*		Stratasys, Inc.	133,406	3,447
*		Sykes Enterprises, Inc.	190,898	3,436
*		Novatel Wireless, Inc.	211,538	3,427
*		Internet Capital Group Inc.	290,811	3,414
*		Silicon Image, Inc.	749,514	3,388
*		TTM Technologies, Inc.	288,278	3,361
*		Conexant Systems, Inc.	3,971,347	3,296
*	^	ParkerVision, Inc.	208,196	3,294
*		Epicor Software Corp.	279,372	3,291
*		S1 Corp.	448,180	3,272
*		AMIS Holdings Inc.	324,457	3,251
*		Cirrus Logic, Inc.	615,338	3,249
		Agilysys, Inc.	214,098	3,237

51

*		Forrester Research, Inc.	114,999	3,222
*		Advanced Analogic Technologies, Inc.	284,651	3,211
*		The Knot, Inc.	199,796	3,185
*		eSPEED, Inc. Class A	281,695	3,183
*		Ansoft Corp.	122,190	3,159
*		Mastec Inc.	308,007	3,132
*		OSI Systems Inc.	117,065	3,099
*		Quantum Corp.	1,142,460	3,073
*		Secure Computing Corp.	311,809	2,993
*	^	Cogent Inc.	265,344	2,959
*		RightNow Technologies Inc.	186,229	2,952
*		Supertex, Inc.	94,184	2,947
*		Finisar Corp.	2,030,366	2,944
*		Actuate Software Corp.	377,770	2,935
*		Aruba Networks, Inc.	196,439	2,929
*		Mercury Computer Systems, Inc.	180,249	2,904
*		Axcelis Technologies, Inc.	626,926	2,884
*		Magma Design Automation, Inc.	235,286	2,873
*		DTS Inc.	109,526	2,801
*		Mattson Technology, Inc.	325,671	2,788
*	^	Terremark Worldwide, Inc.	423,846	2,755
*		ComScore Inc.	83,707	2,731
		Park Electrochemical Corp.	96,376	2,722
*		Taleo Corp. Class A	91,336	2,720
*		EPIQ Systems, Inc.	155,906	2,714
*		Kulicke & Soffa Industries, Inc.	395,306	2,712
*		Greenfield Online, Inc.	184,661	2,698
*		MSC Software Corp.	207,625	2,697
*		Spansion Inc. Class A	679,816	2,672
*	^	UTStarcom, Inc.	958,958	2,637
*		Comverge Inc.	83,631	2,634
*		Internap Network Services Corp.	312,374	2,602
*		Art Technology Group, Inc.	601,202	2,597
*		MRV Communications Inc.	1,115,875	2,589
*		Photronics, Inc.	206,918	2,580
*		Trident Microsystems, Inc.	391,581	2,569
*		Move, Inc.	1,044,860	2,560
*		Hypercom Corp.	505,508	2,517
*		Tyler Technologies, Inc.	194,863	2,512
*		Bookham, Inc.	1,047,416	2,493
*		Microtune, Inc.	378,848	2,474
*		Silicon Storage Technology, Inc.	827,040	2,473
*		Extreme Networks, Inc.	694,191	2,457
*		LoJack Corp.	146,180	2,457
*		Acacia Research - Acacia Technologies	273,070	2,452
*		LTX Corp.	750,305	2,386
		TheStreet.com, Inc.	149,172	2,375
*	^	Limelight Networks Inc.	343,771	2,369
*		EMS Technologies, Inc.	77,706	2,350
*		Actel Corp.	170,628	2,331
*		Monolithic Power Systems	108,340	2,326
*		Symmetricom Inc.	493,157	2,323
*		Gerber Scientific, Inc.	213,548	2,306
*		Digi International, Inc.	161,278	2,289
*		Chordiant Software, Inc.	264,150	2,258
*		SYNNEX Corp.	113,707	2,229
*		Pericom Semiconductor Corp.	118,129	2,209
*		FARO Technologies, Inc.	81,073	2,204
*		Ixia	231,740	2,197

52

*		FalconStor Software, Inc.	194,773	2,193
*		Bottomline Technologies, Inc.	154,637	2,165
*		Sonic Solutions, Inc.	207,691	2,158
*		Vocus, Inc.	62,308	2,151
*	^	Data Domain, Inc.	81,000	2,134
*	^	Zix Corp.	462,878	2,129
		TNS Inc.	119,824	2,127
*		Integrated Silicon Solution, Inc.	317,621	2,103
*		Lionbridge Technologies, Inc.	592,105	2,102
		infoUSA Inc.	234,548	2,095
*		EnerNOC Inc.	42,522	2,088
*	^	Nextwave Wireless Inc.	387,498	2,085
*		Ciber, Inc.	336,447	2,056
*		Comtech Group Inc.	126,700	2,041
*		Adaptec, Inc.	593,352	2,006
*		Anaren, Inc.	121,285	2,000
*		Lattice Semiconductor Corp.	611,881	1,989
*		SupportSoft, Inc.	445,067	1,981
*	^	Orbcomm, Inc.	309,939	1,950
*		Loral Space and Communications Ltd.	56,717	1,943
*		Intevac, Inc.	133,217	1,937
		Bel Fuse, Inc. Class B	65,967	1,931
*		DSP Group Inc.	158,061	1,928
		CTS Corp.	193,098	1,917
*		STEC Inc.	218,959	1,914
*		Phoenix Technologies Ltd.	147,990	1,906
*		Excel Technology, Inc.	70,021	1,898
*		RadiSys Corp.	140,643	1,885
*		Iomega Corp.	541,642	1,879
*		Rudolph Technologies, Inc.	165,753	1,876
*		Exar Corp.	234,452	1,869
*		Radiant Systems, Inc.	108,337	1,867
*		Perficient, Inc.	118,377	1,863
*		Online Resources Corp.	154,647	1,843
*		Safeguard Scientifics, Inc.	1,019,282	1,835
*		Rimage Corp.	69,953	1,815
*		Starent Networks Corp.	99,400	1,814
*		iGATE Corp.	209,857	1,777
		Cohu, Inc.	115,233	1,763
*		Interactive Intelligence Inc.	66,756	1,759
*		LoopNet, Inc.	117,110	1,645
*		Double-Take Software Inc.	75,325	1,636
		Openwave Systems Inc.	621,802	1,617
*	^	Genesis Microchip Inc.	187,553	1,607
*		Oplink Communications, Inc.	104,312	1,601
*		Telular Corp.	233,523	1,600
*	^	Volterra Semiconductor Corp.	144,422	1,593
*		Visual Sciences Inc.	85,711	1,584
*		LeCroy Corp.	163,511	1,571
*		IXYS Corp.	195,109	1,565
*		Credence Systems Corp.	645,128	1,561
*		GSI Group, Inc.	166,757	1,541
*		Virage Logic Corp.	184,413	1,540
*	^	NVE Corp.	62,301	1,533
*		Zygo Corp.	121,898	1,519
*		SI International Inc.	55,024	1,512
*		Moldflow Corp.	93,644	1,509
*		X-Rite Inc.	129,215	1,501
*		NetScout Systems, Inc.	117,356	1,499

53

*		Smart Modular Technologies Inc.	146,000	1,486
*		Intervoice, Inc.	185,763	1,484
*		Dynamics Research Corp.	136,441	1,476
*		Rainmaker Systems, Inc.	227,208	1,468
*		Smith Micro Software, Inc.	172,680	1,463
*		Keynote Systems Inc.	103,922	1,460
*	^	Mindspeed Technologies, Inc.	1,173,602	1,432
*		Kopin Corp.	451,640	1,427
*		Rackable Systems Inc.	142,117	1,421
*		Switch and Data Inc.	88,606	1,419
*	^	Lasercard Corp.	132,983	1,410
*		Ceva, Inc.	115,197	1,402
*		Globecomm Systems, Inc.	119,299	1,396
*		Network Equipment Technologies, Inc.	165,444	1,393
		NIC Inc.	164,780	1,391
*	^	Avanex Corp.	1,368,223	1,368
*		Hughes Communications Inc.	24,925	1,361
*		PROS Holdings, Inc.	69,100	1,356
*		LivePerson, Inc.	250,400	1,337
		Gevity HR, Inc.	172,188	1,324
*	^	RAE Systems, Inc.	489,223	1,321
*		Immersion Corp.	101,166	1,310
*		Borland Software Corp.	433,934	1,306
*	^	Transmeta Corp.	95,329	1,302
*	^	WebMD Health Corp. Class A	31,380	1,289
*		KVH Industries, Inc.	159,206	1,283
		iBasis, Inc.	247,286	1,269
*		SourceForge Inc.	511,027	1,252
*		Nu Horizons Electronics Corp.	179,431	1,247
*		Catapult Communications Corp.	164,955	1,245
*		Packeteer, Inc.	201,779	1,243
*		California Micro Devices Corp.	267,337	1,240
*		Startek, Inc.	131,571	1,225
*		Global Cash Access, Inc.	201,899	1,224
*		Tumbleweed Communications Corp.	719,814	1,209
*		Measurement Specialties, Inc.	54,611	1,207
*		Telecommunication Systems, Inc.	333,072	1,202
*	^	Maxwell Technologies, Inc.	144,474	1,195
*		Edgewater Technology, Inc.	163,133	1,191
*		iPass Inc.	292,892	1,189
*		Liquidity Services, Inc.	91,831	1,185
*		Bell Microproducts Inc.	193,853	1,165
*		Photon Dynamics, Inc.	139,808	1,160
*		AuthenTec, Inc.	79,824	1,160
*		Techwell, Inc.	105,331	1,160
*	^	I.D. Systems, Inc.	90,202	1,124
*		Tollgrade Communications, Inc.	138,798	1,113
*		Ultratech, Inc.	97,482	1,105
*		Answerthink Consulting Group, Inc.	228,179	1,104
	^	Marchex, Inc.	99,976	1,086
		Keithley Instruments Inc.	110,902	1,074
*		Autobytel Inc.	390,193	1,073
*		Zhone Technologies	912,365	1,067
*		TechTeam Global, Inc.	83,989	1,058
*		PC Connection, Inc.	92,829	1,054
*	^	Research Frontiers, Inc.	105,002	1,050
*	^	TranSwitch Corp.	1,188,770	1,046
*		Captaris Inc.	241,131	1,042
*		Website Pros, Inc.	89,099	1,034

54

*		Presstek, Inc.	200,422	1,026
*		MoSys, Inc.	205,293	996
*	^	Isilon Systems Inc.	193,428	983
*		PLX Technology, Inc.	105,053	977
*	^	On2 Technologies, Inc.	952,869	972
*		MIPS Technologies, Inc.	195,718	971
*		Digimarc Corp.	110,016	970
*		Entrust, Inc.	496,259	958
*		NMS Communications Corp.	590,815	957
*		Aware, Inc.	221,969	930
*		Ness Technologies Inc.	100,177	925
	^	Renaissance Learning, Inc.	65,940	923
*		OPNET Technologies, Inc.	101,519	920
*		Asyst Technologies, Inc.	282,012	919
		Integral Systems, Inc.	39,365	916
*		AsiaInfo Holdings, Inc.	82,800	911
*		IPG Photonics Corp.	45,097	901
		Richardson Electronics, Ltd.	127,545	894
	^	Imergent, Inc.	83,300	882
*		Ultra Clean Holdings, Inc.	71,695	875
*		Radyne Comstream Inc.	94,957	874
		Pegasystems Inc.	72,930	870
*		Multi-Fineline Electronix, Inc.	50,043	868
*		PC-Tel, Inc.	124,897	857
*		ActivIdentity Corp.	217,097	842
*		SeaChange International, Inc.	116,286	841
*		CyberOptics Corp.	69,514	834
*		PAR Technology Corp.	108,138	834
*		Performance Technologies, Inc.	147,480	811
*		Eagle Test Systems, Inc.	63,265	809
*		Planar Systems, Inc.	126,106	807
*		PDF Solutions, Inc.	88,686	799
*	^	i2 Technologies, Inc.	62,864	792
*		Saba Software, Inc.	153,579	789
*		Callidus Software Inc.	152,280	787
		American Software, Inc. Class A	91,248	776
*		Catalyst Semiconductor, Inc.	166,013	772
*		Synplicity, Inc.	131,891	765
*		Travelzoo, Inc.	53,870	737
*		Computer Task Group, Inc.	129,857	718
*		hi/fn, Inc.	124,867	714
*		Cray, Inc.	118,024	707
*		Concurrent Computer Corp.	847,926	704
*		White Electronic Designs Corp.	150,346	698
		Printronix, Inc.	43,925	696
		Cass Information Systems, Inc.	20,392	681
*		BSQUARE Corp.	100,340	672
*		DDi Corp.	118,503	667
*		InFocus Corp.	365,900	666
		Avici Systems Inc.	82,615	655
*		Napster, Inc.	319,734	630
*		Endwave Corp.	84,919	617
*		Dot Hill Systems Corp.	252,559	614
*		EFJ, Inc.	220,192	603
*		Ramtron International Corp.	138,002	593
*		Semitool, Inc.	68,171	592
*		QuickLogic Corp.	176,714	583
*	^	DivX, Inc.	40,708	570
*		SM&A Corp.	96,571	563

55

*		Viewpoint Corp.	471,337	556
*		ExlService Holdings, Inc.	24,000	554
		QAD Inc.	57,570	538
*		Carrier Access Corp.	221,057	531
*		Datalink Corp.	143,635	530
		COMARCO, Inc.	94,210	521
*		Airspan Networks Inc.	289,677	510
*		Applied Digital Solutions, Inc.	1,146,549	493
		Frequency Electronics, Inc.	50,554	485
*		Sumtotal Systems Inc.	98,356	467
*		Leadis Technology Inc.	162,544	465
*		Calamp Corp.	164,011	456
*		TransAct Technologies Inc.	94,868	454
*	^	8X8 Inc.	502,425	447
*		SRS Labs, Inc.	83,550	447
*		American Technology Corp.	175,097	443
*		LookSmart, Ltd.	138,419	442
*		Network Engines, Inc.	267,694	431
*	^	Convera Corp.	148,575	412
*		Nextest Systems Corp.	20,660	411
*		Ditech Networks Inc.	116,273	403
*		Miva Inc.	209,629	400
*	^	Access Intergrated Technologies Inc.	89,218	399
*		ESS Technology, Inc.	295,055	392
*		Merix Corp.	83,404	388
*		Westell Technologies, Inc.	266,768	384
*		Nanometrics Inc.	38,340	378
*	^	Telkonet, Inc.	454,738	377
*		PLATO Learning, Inc.	93,518	371
*		OpNext, Inc.	41,800	370
		Bel Fuse, Inc. Class A	10,580	365
*		SCM Microsystems, Inc.	106,248	355
*	^	OpenTV Corp.	255,469	337
*		Ikanos Communications, Inc.	58,917	317
*		Mobility Electronics, Inc.	196,714	305
*		GSE Systems, Inc.	29,741	305
*		Evolving Systems, Inc.	100,645	300
*		GTSI Corp.	30,134	298
*		Jupitermedia Corp.	77,170	295
*		Management Network Group Inc.	110,167	291
*		FSI International, Inc.	160,134	288
*		Selectica, Inc.	159,990	288
*		SigmaTel Inc.	117,440	248
*		Newtek Business Services, Inc.	198,232	246
*		Spectrum Control, Inc.	15,800	243
*		Centillium Communications, Inc.	209,443	241
*		Silicon Graphics Inc.	13,112	240
*		Entertainment Distribution Company Inc.	356,838	239
*	^	Wave Systems Corp. Class A	155,447	225
*		Pervasive Software Inc.	53,348	215
*		Video Display Corp.	28,215	214
*		Kintera Inc.	132,803	198
*		Allen Organ Co. Escrow Shares	11,462	187
*		Analysts International Corp.	117,320	181
*	^	Superconductor Technologies Inc.	30,270	168
*		Lantronix, Inc.	209,434	161
*		Intraware, Inc.	28,316	159
*		WJ Communications, Inc.	211,659	157
*		NeoMagic Corp.	50,081	156

56

*		Intelli-Check Inc.	47,951	153
*		Pixelworks, Inc.	198,993	151
*		Wireless Telecom Group, Inc.	87,114	147
*	^	Mechanical Technology Inc.	192,544	144
*	^	FOCUS Enhancements, Inc.	285,800	143
*		Cherokee International Corp.	64,042	131
*		AuthentiDate Holding Corp.	203,143	120
*		Sunrise Telecom Inc.	58,563	119
*		Overland Storage, Inc.	78,281	115
*		NYFIX, Inc.	20,000	109
*	^	Cosine Communications, Inc.	37,283	101
*		Innovex, Inc.	84,366	71
*		Henry Bros. Electronics, Inc.	9,700	43
*	^	Verso Technologies, Inc.	114,686	39
*		Channell Commercial Corp.	21,061	30
*	^	Atari, Inc.	21,814	28
*		Technology Solutions Co.	8,080	23
*		Ibis Technology Corp.	29,868	13
*		Apogee Technology, Inc.	24,550	12
*		ISCO International, Inc.	10,333	2
*		Media 100 Inc.	93,278	—
*		MTI Technology Corp.	25,794	—
*		VCampus Corp.	1	—
				17,716,126
Materials (3.8%)
		Monsanto Co.	3,604,496	402,586
		E.I. du Pont de Nemours & Co.	6,083,110	268,204
		Freeport-McMoRan Copper & Gold, Inc. Class B	2,522,489	258,404
		Dow Chemical Co.	6,278,220	247,487
		Alcoa Inc.	5,841,844	213,519
		Praxair, Inc.	2,113,700	187,506
		Newmont Mining Corp. (Holding Co.)	2,983,809	145,699
		Air Products & Chemicals, Inc.	1,427,991	140,843
		Nucor Corp.	1,979,034	117,198
		Weyerhaeuser Co.	1,426,544	105,193
*		The Mosaic Co.	1,020,948	96,316
		United States Steel Corp.	781,287	94,465
		International Paper Co.	2,697,289	87,338
		PPG Industries, Inc.	1,084,131	76,139
		Ecolab, Inc.	1,214,448	62,192
		Vulcan Materials Co.	714,182	56,485
		Allegheny Technologies Inc.	608,003	52,532
*		Owens-Illinois, Inc.	1,028,515	50,911
		Rohm & Haas Co.	920,983	48,877
		Sigma-Aldrich Corp.	863,003	47,120
		MeadWestvaco Corp.	1,221,433	38,231
		Celanese Corp. Series A	888,460	37,600
	^	Martin Marietta Materials, Inc.	276,504	36,664
		CF Industries Holdings, Inc.	331,537	36,489
*		AK Steel Holding Corp.	737,996	34,125
		Eastman Chemical Co.	556,353	33,988
		Steel Dynamics, Inc.	539,953	32,165
*		Terra Industries, Inc.	607,946	29,036
*		Crown Holdings, Inc.	1,086,187	27,861
		Ball Corp.	609,544	27,429
		Cleveland-Cliffs Inc.	271,308	27,348
		Huntsman Corp.	1,028,804	26,440
*		Domtar Corp.	3,426,992	26,354
		FMC Corp.	478,329	26,093

57

		International Flavors & Fragrances, Inc.	532,259	25,618
		Airgas, Inc.	487,570	25,407
		Lubrizol Corp.	456,958	24,749
		Sealed Air Corp.	1,068,879	24,734
		Reliance Steel & Aluminum Co.	455,456	24,686
		Carpenter Technology Corp.	325,466	24,465
		Nalco Holding Co.	956,490	23,128
*		Pactiv Corp.	867,170	23,093
		Albemarle Corp.	537,703	22,180
		Commercial Metals Co.	753,255	22,108
		Sonoco Products Co.	636,188	20,791
		Packaging Corp. of America	696,726	19,648
		Cytec Industries, Inc.	301,778	18,583
		Bemis Co., Inc.	666,209	18,241
*		Smurfit-Stone Container Corp.	1,690,532	17,852
		Ashland, Inc.	374,682	17,771
		AptarGroup Inc.	433,017	17,715
		RPM International, Inc.	805,052	16,343
		Cabot Corp.	449,721	14,994
		Temple-Inland Inc.	703,322	14,664
	^	Titanium Metals Corp.	538,436	14,242
		Valspar Corp.	630,388	14,209
		Hercules, Inc.	733,452	14,192
*	^	Coeur d’Alene Mines Corp.	2,819,910	13,930
		Quanex Corp.	246,160	12,776
		Chemtura Corp.	1,605,825	12,525
*		W.R. Grace & Co.	464,949	12,172
*		Century Aluminum Co.	217,051	11,708
*		OM Group, Inc.	201,523	11,596
		Eagle Materials, Inc.	317,581	11,268
		Scotts Miracle-Gro Co.	296,429	11,092
		Texas Industries, Inc.	154,426	10,825
*		RTI International Metals, Inc.	153,041	10,549
		Greif Inc. Class A	156,901	10,257
		Schnitzer Steel Industries, Inc. Class A	147,567	10,201
		Olin Corp.	492,739	9,525
		Louisiana-Pacific Corp.	691,092	9,454
		H.B. Fuller Co.	403,013	9,048
		Compass Minerals International, Inc.	215,117	8,820
		Minerals Technologies, Inc.	127,800	8,556
		Silgan Holdings, Inc.	163,299	8,482
		Sensient Technologies Corp.	297,165	8,404
*		Rockwood Holdings, Inc.	245,583	8,158
		Worthington Industries, Inc.	451,452	8,072
		Metal Management, Inc.	172,688	7,862
*		Hecla Mining Co.	835,970	7,816
*	^	Zoltek Cos., Inc.	178,823	7,666
		Kaiser Aluminum Corp.	95,366	7,580
*	^	AbitibiBowater, Inc.	365,766	7,539
*	^	Apex Silver Mines Ltd.	419,409	6,392
	^	Royal Gold, Inc.	201,995	6,165
		Arch Chemicals, Inc.	167,690	6,163
		Rock-Tenn Co.	239,700	6,091
		Koppers Holdings, Inc.	118,989	5,145
		NewMarket Corp.	92,026	5,125
		AMCOL International Corp.	139,729	5,035
*		Brush Engineered Materials Inc.	135,116	5,026
		Ferro Corp.	242,134	5,019
		Glatfelter	299,741	4,589

58

*		PolyOne Corp.	690,757	4,545
*		Haynes International, Inc.	63,091	4,385
*	^	Calgon Carbon Corp.	260,424	4,138
*	^	Flotek Industries, Inc.	106,100	3,824
*		Stillwater Mining Co.	376,149	3,634
*	^	Headwaters Inc.	299,357	3,514
		Neenah Paper Inc.	110,678	3,226
		A. Schulman Inc.	148,827	3,207
		Deltic Timber Corp.	62,103	3,198
		Spartech Corp.	222,730	3,140
*	^	Esmark, Inc.	219,960	3,108
*	^	General Moly, Inc.	245,665	2,867
*		Buckeye Technology, Inc.	224,566	2,807
*	^	Altair Nanotechnology Inc.	656,893	2,779
		Myers Industries, Inc.	180,199	2,607
		Wausau Paper Corp.	281,807	2,533
*		Graphic Packaging Corp.	671,789	2,479
		Balchem Corp.	105,824	2,368
		Schweitzer-Mauduit International, Inc.	91,026	2,358
		A.M. Castle & Co.	85,000	2,311
		Penford Corp.	86,820	2,222
		Great Northern Iron Ore Properties	15,893	2,030
		Innospec, Inc.	117,696	2,020
		Westlake Chemical Corp.	105,959	2,012
		Olympic Steel, Inc.	63,426	2,011
*		Omnova Solutions Inc.	448,665	1,979
*		Zep, Inc.	137,617	1,909
*		Landec Corp.	135,483	1,815
*		Symyx Technologies, Inc.	231,056	1,775
	^	American Vanguard Corp.	94,664	1,643
*		ICO, Inc.	126,573	1,625
	^	Georgia Gulf Corp.	238,344	1,578
*		Universal Stainless & Alloy Products, Inc.	41,982	1,493
*		LSB Industries, Inc.	50,192	1,416
		Tronox Inc. Class B	152,929	1,323
*		GenTek, Inc.	44,628	1,306
		NL Industries, Inc.	113,606	1,299
*		AEP Industries, Inc.	38,793	1,242
		Stepan Co.	37,453	1,218
		Quaker Chemical Corp.	53,775	1,181
*		Maxxam Inc.	39,544	1,109
*		American Pacific Corp.	62,401	1,064
		NN, Inc.	110,107	1,037
*		Webco Industries, Inc.	7,450	957
		Tronox Inc.	96,287	857
		Hawkins, Inc.	53,259	799
		U.S. Energy Corp.	186,899	794
*		Allied Nevada Gold Corp.	119,003	741
		Chesapeake Corp. of Virginia	129,380	671
*		Mercer International Inc.	83,467	654
*		Material Sciences Corp.	79,053	587
*	^	Constar International Inc.	141,891	579
*		U.S. Concrete, Inc.	161,962	539
*		Claymont Steel Holdings	22,000	514
*	^	Nonophase Technologies Corp.	123,902	471
*		Caraustar Industries, Inc.	123,736	382
*		U.S. Gold Corp.	129,100	382
*	^	Vista Gold Corp.	50,655	254
*		Continental Materials Corp.	3,500	90

59

*		Rock of Ages Corp.	17,900	90
*		Peak International Ltd.	36,400	81
*		Atlantis Plastics, Inc. Class A	73,209	49
*		Canyon Resources Corp.	7,000	3
*		General Chemical Group Inc.	17,001	—
				4,077,710
Telecommunication Services (3.3%)
		AT&T Inc.	40,300,981	1,674,909
		Verizon Communications Inc.	19,179,264	837,942
		Sprint Nextel Corp.	18,316,544	240,496
*		American Tower Corp. Class A	2,714,706	115,647
*		Crown Castle International Corp.	1,787,053	74,341
*		Qwest Communications International Inc.	10,267,771	71,977
*		NII Holdings Inc.	1,142,467	55,204
		Embarq Corp.	1,008,463	49,949
		Windstream Corp.	3,156,122	41,093
*	^	Level 3 Communications, Inc.	10,138,869	30,822
		Citizens Communications Co.	2,237,123	28,479
		CenturyTel, Inc.	680,344	28,207
		Telephone & Data Systems, Inc.	434,795	27,218
*		Metropcs Communications Inc.	1,150,691	22,381
*		SBA Communications Corp.	620,615	21,002
*		Leap Wireless International, Inc.	361,179	16,845
*		Time Warner Telecom Inc.	816,917	16,575
		Telephone & Data Systems, Inc.—Special Common Shares	252,115	14,522
*		U.S. Cellular Corp.	109,472	9,207
*		Cincinnati Bell Inc.	1,643,710	7,808
*		Cogent Communications Group, Inc.	307,163	7,283
*		Premiere Global Services, Inc.	455,888	6,770
*		Cbeyond Inc.	150,778	5,879
*		Centennial Communications Corp. Class A	600,271	5,577
		NTELOS Holdings Corp.	146,847	4,360
*		Golden Telecom, Inc.	42,398	4,280
		Alaska Communications Systems Holdings, Inc.	269,435	4,042
*		Syniverse Holdings Inc.	250,012	3,895
		Consolidated Communications Holdings, Inc.	189,220	3,765
*		Rural Cellular Corp. Class A	80,697	3,558
		Iowa Telecommunications Services Inc.	204,639	3,327
*	^	Global Crossing Ltd.	143,290	3,160
		Shenandoah Telecommunications Co.	126,452	3,032
		IDT Corp. Class B	345,735	2,921
		FairPoint Communications, Inc.	211,178	2,750
*		General Communication, Inc.	307,699	2,692
		iPCS, Inc.	68,140	2,452
		USA Mobility, Inc.	158,195	2,262
		North Pittsburgh Systems, Inc.	80,761	1,971
*		TerreStar Corp.	267,787	1,941
*	^	Vonage Holdings Corp.	831,542	1,913
		Atlantic Tele-Network, Inc.	55,478	1,874
*	^	Clearwire Corp.	125,600	1,722
		SureWest Communications	92,614	1,584
*		Covad Communications Group, Inc.	1,693,095	1,456
*		PAETEC Holding Corp.	144,912	1,413
*	^	Fibertower Corp.	611,986	1,395
*		Arbinet Holdings, Inc.	224,478	1,358
*		Kratos Defense & Security Inc.	508,559	1,195
		Hickory Tech Corp.	121,807	1,140
		Warwick Valley Telephone Co.	68,511	820
		D&E Communications, Inc.	55,605	803

60

		IDT Corp.	64,834	512
*		LCC International, Inc. Class A	270,976	488
*	^	Globalstar, Inc.	39,600	317
*		Metro One Telecommunications, Inc.	27,606	47
*		Covista Communications, Inc.	71,737	36
*		ITC^DeltaCom, Inc.	888	3
*		ITC^DeltaCom, Inc. Rights Exp.1/23/08	1,036	1
*		Trinsic Inc.	4,344	—
				3,478,618
Utilities (3.8%)
		Exelon Corp.	4,455,075	363,712
		Southern Co.	4,998,591	193,695
		Dominion Resources, Inc.	3,848,607	182,616
		FPL Group, Inc.	2,554,001	173,110
		Duke Energy Corp.	8,327,879	167,973
		Public Service Enterprise Group, Inc.	1,680,385	165,081
		Entergy Corp.	1,293,112	154,553
		FirstEnergy Corp.	2,014,471	145,727
		PPL Corp.	2,531,538	131,868
		American Electric Power Co., Inc.	2,638,086	122,829
		Constellation Energy Group, Inc.	1,192,761	122,294
		Edison International	2,045,458	109,166
		Sempra Energy	1,657,498	102,566
		PG&E Corp.	2,373,217	102,262
*		AES Corp.	4,418,452	94,511
		Consolidated Edison Inc.	1,790,749	87,478
		Progress Energy, Inc.	1,625,475	78,722
		Ameren Corp.	1,371,979	74,375
		Allegheny Energy, Inc.	1,097,487	69,811
*		Mirant Corp.	1,691,557	65,937
*		NRG Energy, Inc.	1,505,800	65,261
		Xcel Energy, Inc.	2,774,964	62,631
		Questar Corp.	1,140,833	61,719
*		Reliant Energy, Inc.	2,267,054	59,487
		DTE Energy Co.	1,127,835	49,580
		Equitable Resources, Inc.	764,098	40,711
		Wisconsin Energy Corp.	773,549	37,680
		Pepco Holdings, Inc.	1,279,934	37,540
		CenterPoint Energy Inc.	2,018,867	34,583
		NiSource, Inc.	1,814,673	34,279
		Northeast Utilities	1,025,661	32,113
		SCANA Corp.	734,016	30,939
		Alliant Energy Corp.	741,456	30,170
		MDU Resources Group, Inc.	1,083,276	29,909
		ONEOK, Inc.	652,423	29,209
		Energen Corp.	450,550	28,939
		Energy East Corp.	1,046,302	28,470
		Pinnacle West Capital Corp.	663,160	28,125
		Sierra Pacific Resources	1,545,608	26,244
		Integrys Energy Group, Inc.	502,848	25,992
		CMS Energy Corp.	1,485,304	25,815
		NSTAR	706,525	25,590
		National Fuel Gas Co.	525,394	24,525
		TECO Energy, Inc.	1,394,845	24,005
*		Dynegy, Inc.	3,308,452	23,622
		DPL Inc.	753,017	22,327
		OGE Energy Corp.	607,585	22,049
		Puget Energy, Inc.	776,703	21,305
		Southern Union Co.	676,095	19,850

61

		AGL Resources Inc.	513,885	19,343
		UGI Corp. Holding Co.	705,872	19,235
	^	Aqua America, Inc.	879,508	18,646
		Westar Energy, Inc.	662,642	17,189
		Great Plains Energy, Inc.	570,990	16,741
		Atmos Energy Corp.	591,209	16,578
		ITC Holdings Corp.	267,881	15,114
		Vectren Corp.	507,183	14,713
		Piedmont Natural Gas, Inc.	489,881	12,815
		Nicor Inc.	298,802	12,654
		Hawaiian Electric Industries Inc.	546,458	12,443
		Portland General Electric Co.	413,837	11,496
		Cleco Corp.	398,215	11,070
		Black Hills Corp.	249,780	11,015
		PNM Resources Inc.	508,147	10,900
		WGL Holdings Inc.	326,530	10,697
		IDACORP, Inc.	294,934	10,388
		New Jersey Resources Corp.	187,097	9,359
*		Aquila, Inc.	2,484,896	9,269
		Northwest Natural Gas Co.	175,840	8,556
		Southwest Gas Corp.	280,759	8,358
*		El Paso Electric Co.	305,007	7,799
		Avista Corp.	352,955	7,603
		NorthWestern Corp.	252,195	7,440
		UniSource Energy Corp.	233,769	7,375
		ALLETE, Inc.	178,360	7,060
		South Jersey Industries, Inc.	191,774	6,921
		UIL Holdings Corp.	170,139	6,287
		Otter Tail Corp.	160,223	5,544
		Ormat Technologies Inc.	97,080	5,340
		American States Water Co.	140,692	5,301
		California Water Service Group	126,025	4,665
		Empire District Electric Co.	192,310	4,381
		MGE Energy, Inc.	114,062	4,046
		The Laclede Group, Inc.	115,999	3,972
		CH Energy Group, Inc.	85,593	3,812
	^	SJW Corp.	109,019	3,780
		EnergySouth, Inc.	58,749	3,407
		Central Vermont Public Service Corp.	82,563	2,546
	^	Consolidated Water Co., Ltd.	96,557	2,432
		Southwest Water Co.	178,413	2,234
		Connecticut Water Services, Inc.	82,490	1,944
		Chesapeake Utilities Corp.	50,944	1,623
		Middlesex Water Co.	69,256	1,312
		The York Water Co.	69,758	1,081
*	^	Cadiz Inc.	40,710	855
*		Maine & Maritimes Corp.	19,954	663
		Unitil Corp.	11,152	317
*		Renegy Holdings, Inc.	10,942	69
				4,077,343

Total Common Stocks (Cost $85,269,830)				105,557,523
Temporary Cash Investments (1.9%)[1]
Money Market Fund (1.8%)
[2]		Vanguard Market Liquidity Fund, 4.664%--Note E	1,119,799,061	1,119,799
[2]		Vanguard Market Liquidity Fund, 4.664%	800,837,656	800,838

62

		Face	Market
		Amount	Value
		($000)	($000)
U.S. Agency Obligation (0.1%)
[3]	Federal Home Loan Bank
[4]	4.548%, 2/1/08	10,000	9,959
[4]	4.333%, 2/6/08	20,000	19,905
[3]	Federal Home Loan Mortgage Corp.
[4]	5.004%, 2/19/08	28,000	27,817

Total Temporary Cash Investments (Cost $1,978,325)			1,978,318
Total Investments (101.1%) (Cost $87,248,155)			107,535,841
Other Assets and Liabilities—Net (–1.1%)			(1,151,426)
Net Assets (100%)			106,384,415

•  See Note A in Notes to Financial Statements.

*  Non-income-producing security.

^  Part of security position is on loan to broker-dealers. See Note E in Notes to Financial Statements.

1  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 1.1%, respectively, of net assets. See Note C in Notes to Financial Statements.

2  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3  The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government. If needed, access to additional funding from the U.S. Treasury (beyond the issuer’s line of credit) would require congressional action.

4  Securities with a value of $57,681,000 have been segregated as initial margin for open futures contracts.

5  See Note C in Notes to Financial Statements for the tax-basis components of net assets.

63

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Index Funds and the Shareholders of Vanguard Growth Index Fund,

Vanguard Value Index Fund, Vanguard Total Stock Market Index Fund and Vanguard Large-Cap Index Fund:

In our opinion, the accompanying statements of net assets appearing herein and the statement of net assets and the statement of net assets-investments summary appearing in the inserts to this annual report and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Growth Index Fund, Vanguard Value Index Fund, Vanguard Total Stock Market Index Fund, and Vanguard Large-Cap Index Fund (constituting separate portfolios of Vanguard Index Funds, hereafter referred to as the “Funds”) at December 31, 2007, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2007 by correspondence with the custodian and broker and by agreement to the underlying ownership records for Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP Philadelphia, Pennsylvania

February 8, 2008

64

© 2008 Vanguard Group. Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SNA850 022008

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2007: $318,000

Fiscal Year Ended December 31, 2006: $334,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2007: $2,835,320

Fiscal Year Ended December 31, 2006: $2,347,620

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2007: $630,400

Fiscal Year Ended December 31, 2006: $530,000

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended December 31, 2007: $215,900

Fiscal Year Ended December 31, 2006: $101,300

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended December 31, 2007: $0

Fiscal Year Ended December 31, 2006: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2007: $215,900

Fiscal Year Ended December 31, 2006: $101,300

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: The Registrant is a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Charles D. Ellis, Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INDEX FUNDS

By:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: February 12, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INDEX FUNDS

By:	(signature)
(HEIDI STAM)
JOHN J. BRENNAN*
CHIEF EXECUTIVE OFFICER

Date: February 12, 2008

VANGUARD INDEX FUNDS

By:	(signature)
(HEIDI STAM)
THOMAS J. HIGGINS*
TREASURER

Date: February 12, 2008

*By Power of Attorney. Filed on January 18, 2008, see File Number 2-29601. Incorporated by Reference.